    Filed with the Securities and Exchange Commission on December 23, 2013

               Registration No. 333-130989 Investment Company Act No. 811-07325

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

                               -----------------

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                        Post-Effective Amendment No. 37


                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 139


                               -----------------

             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                          (Exact Name of Registrant)

                         PRUCO LIFE INSURANCE COMPANY
                              (Name of Depositor)

                               -----------------

                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 367-1730
   (Address and telephone number of depositor's principal executive offices)

                             J. MICHAEL LOW, ESQ.
                               LOW & COHEN, PLLC
                      2999 NORTH 44/TH/ STREET, SUITE 550
                            PHOENIX, ARIZONA 85018
                                (602) 648-4040
           (Name, address and telephone number of agent for service)

                                  COPIES TO:

                                 LYNN K. STONE
                                VICE PRESIDENT
                         PRUCO LIFE INSURANCE COMPANY
                             213 WASHINGTON STREET
                             NEWARK, NJ 07102-2992
                                (203) 402-1382

          Approximate Date of Proposed Sale to the Public: Continuous

                               -----------------

It is proposed that this filing become effective: (check appropriate space)


[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on December 30, 2013 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(i) of Rule 485

[_] on ______ pursuant to paragraph (a)(i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on ______ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     Title of Securities Being Registered:

              Interest in Individual Variable Annuity Contracts.

================================================================================

Premier

                               EXPLANATORY NOTE:


Registrant is filing this Post-Effective Amendment No. 37 to Registration Statement No. 333-130989 for the purpose of including in the Registration Statement a Prospectus supplement, a revised Statement of Additional Information, including financial statements filed therewith, and Part C. This Post-Effective Amendment No. 37 incorporates by reference the prospectus dated May 1, 2013, contained in Part A of Post-Effective Amendment No. 36, filed on April 12, 2013.

                         PRUCO LIFE INSURANCE COMPANY
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                      Supplement dated December 30, 2013
             to Prospectuses dated April 29, 2013 and May 1, 2013

This supplement should be read and retained with the prospectus for your Annuity. This supplement is intended to update certain information in the Prospectus for the variable annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current prospectus, please call us at 1-888-PRU-2888.

--------------------------------------------------------------------------------

This supplement describes new portfolios, as well as changes to certain other portfolios, of the Advanced Series Trust ("AST"). Please note, not all portfolio changes described below may be applicable to your Annuity.

NEW AST PORTFOLIOS
------------------

AST BOND PORTFOLIO 2025. Effective on or about January 2, 2014, a variable investment option that invests in this Portfolio will be added to your Annuity. Please note, however, that the investment option is not available for the allocation of Purchase Payments or for transfers - either incoming or outgoing. This Portfolio is available only with certain optional living benefits. The inside front cover of your prospectus of the following Annuity prospectuses is hereby amended to include the name of this new Portfolio:

      . Prudential Premier(R) Retirement Variable Annuities B, C, L, and X Series (for contracts issued prior to February 25, 2013)

      . Prudential Premier Advisor(R) Variable Annuity (for contracts issued prior to February 25,2013)

      .   Prudential Premier B, L, and X Series

      .   Prudential Premier Bb Series

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO. Effective on or about February 10, 2014, a variable investment option that invests in this Portfolio will be added as a Sub-account to your Annuity. If you do not currently own an
                                                       ------
optional living benefit, you are permitted to allocate Purchase Payments (if permitted under your Annuity) and make transfers both to and from this variable investment option. If you currently own an optional living benefit, this variable investment option is not available to you. The inside front cover of your prospectus of the following Annuity prospectuses is hereby amended to include the name of this new Portfolio:

      . Prudential Premier(R) Retirement Variable Annuities B, C, and L Series (for contracts issued on or after February 25, 2013 through February 7, 2014)

      .   Prudential Premier(R) Retirement Variable Annuity

      .   Prudential Premier(R) Advisor(R) Variable Annuity

OTHER PORTFOLIO CHANGES
-----------------------

All changes described below are effective on or about February 10, 2014.

AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO. This Portfolio will restate its underlying mutual fund portfolio annual expenses to reflect the addition of a management fee waiver as shown in the chart below.

AST FIRST TRUST BALANCED TARGET PORTFOLIO. This Portfolio will be changing its name to the AST FI PYRAMIS(R) QUANTITATIVE PORTFOLIO. Also, Pyramis Global Advisors, LLC, a Fidelity Investments Company, will replace First Trust Advisors L.P. as the subadvisor to the Portfolio.

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO. Subject to shareholder approval on or about January 15, 2014, this Portfolio will be merged with the AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO. All references to the AST Goldman Sachs Concentrated Growth Portfolio and corresponding variable investment option should be disregarded.

GENPRODSUP2

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO. This Portfolio will be adding a new subadvisor, Parametric Portfolio Associates LLC to the Portfolio. Please see the table below titled "Investment Objectives/Policies."

In conjunction with the changes described above, we have revised the table in the Prospectus entitled "Underlying Mutual Fund Portfolio Annual Expenses" in "Summary of Contract Fees and Charges".

                                                                            Broker              Total                      Net
                                                                  Dividend Fees and Acquired   Annual   Contractual Fee  Annual
                                                     Distribution Expense  Expenses Portfolio Portfolio    Waiver or      Fund
Underlying                     Management  Other       (12b-1)    on Short on Short  Fees &   Operating     Expense     Operating
Portfolio                         Fees    Expenses       Fees      Sales    Sales   Expenses  Expenses   Reimbursement  Expenses
----------                     ---------- --------   ------------ -------- -------- --------- --------- --------------- ---------
AST Bond Portfolio 2025.......    0.63%     0.05%/1/     0.10%      0.00%    0.00%    0.00%     0.78%         0.00%       0.78%
AST FI Pyramis(R) Asset
  Allocation Portfolio........    0.82%     0.06%        0.10%      0.00%    0.00%    0.00%     0.98%        0.018%       0.96%
AST FI Pyramis(R)
  Quantitative Portfolio......    0.81%     0.02%        0.10%      0.00%    0.00%    0.00%     0.93%        0.019%/2/    0.91%
AST Loomis Sayles Large-Cap
  Growth Portfolio............    0.87%     0.02%        0.10%      0.00%    0.00%    0.00%     0.99%         0.06%/3/    0.93%
AST New Discovery Asset
  Allocation Portfolio........    0.83%     0.11%        0.10%      0.00%    0.00%    0.00%     1.04%        0.009%/4/    1.03%
AST T. Rowe Price Growth
  Opportunities Portfolio.....    0.88%     0.03%/5/     0.10%      0.00%    0.00%    0.00%     1.01%         0.00%       1.01%

Pyramis is a registered service mark of FMR LLC. Used under license.

/1/ The Portfolio will commence operations on or about January 2, 2014. Estimate based in part on assumed average daily net assets of $300 million for the Portfolio for the fiscal period ending December 31, 2014.
/2/ The Investment Managers have contractually agreed to waive 0.019% of their investment management fee through June 30, 2014. This arrangement may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the arrangement after June 30, 2014 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
/3/ The Investment Managers have contractually agreed to waive 0.06% of their investment management fee through June 30, 2014. This arrangement may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the arrangement after June 30, 2014 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
/4/ The Investment Managers have contractually agreed to waive 0.009% of their investment management fee through June 30, 2014. This arrangement may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the arrangement after June 30, 2014 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
/5/ The Portfolio will commence operations on or about February 10, 2014. Estimate based in part on assumed average daily net assets of $750 million for the Portfolio for the fiscal period ending December 31, 2014.

In the section titled, "Investment Options," we add the following summary descriptions for certain Portfolios described above to the Investment Objectives/Policies table as follows:

                                                                                                PORTFOLIO
STYLE/                                                                                           ADVISOR/
TYPE                                INVESTMENT OBJECTIVES/POLICIES                             SUBADVISOR(S)
------        ---------------------------------------------------------------------------- ----------------------
FIXED INCOME  AST BOND PORTFOLIO 2025: seeks the highest total return for a specific       Prudential Investment
              period of time, consistent with the preservation of capital and liquidity      Management, Inc.
              needs. Total return is comprised of current income and capital appreciation. Under normal market conditions, the Portfolio invests at least 80% of its investable assets in bonds. The Portfolio is designed to meet the parameters established to support certain living benefits for variable annuities that mature on December 31, 2025. Please note that you may not make purchase payments and contract owner initiated transfers to this Portfolio, and that this Portfolio is available only with certain living benefits.

GENPRODSUP2

                                                                                                      PORTFOLIO
STYLE/                                                                                                 ADVISOR/
TYPE                                    INVESTMENT OBJECTIVES/POLICIES                              SUBADVISOR(S)
------            --------------------------------------------------------------------------- ---------------------------

ASSET ALLOCATION  AST FI PYRAMIS(R) QUANTITATIVE PORTFOLIO (formerly AST First Trust           Pyramis Global Advisors,
                  Balanced Target Portfolio): seeks long-term capital growth balanced by      LLC a Fidelity Investments
                  current income. The portfolio invests, under normal circumstances,                   Company
                  65% of its net assets in equities (US and non-US) and 35% of its net assets in fixed income (investment grade and below investment grade).
                  The Portfolio will invest in a mix of actively managed quantitative strategies as well as index exposures. The actively managed underlying components will seek to add value through bottom-up security selection. The subadvisor will also seek to add value through active allocation driven by the portfolio management team's evolving secular, cyclical and tactical views of the markets.

LARGE-CAP GROWTH  AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO: seeks capital                      Loomis, Sayles &
                  growth. Income realization is not an investment objective and any                 Company, L.P.
                  income realized on the Portfolio's investments, therefore, will be incidental to the Portfolio's objective. The Portfolio will pursue its objective by investing primarily in common stocks of large companies that are selected for their growth potential. Large capitalization companies are companies with market capitalizations within the market capitalization range of the Russell 1000(R) Growth Index. The Portfolio
                  Manager employs a growth style of equity management that seeks to emphasize companies with sustainable competitive advantages, secular long-term cash flow growth returns on invested capital above their cost of capital and the ability to manage for profitable growth that can create long-term value for shareholders. The portfolio manager aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value.

ASSET ALLOCATION  AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO: seeks total return.             Bradford & Marzec LLC;
                  Total return is comprised of capital appreciation and income. Under            Brown Advisory, LLC;
                  normal circumstances, approximately 70% of the Portfolio's assets are            C.S. McKee, LP;
                  allocated to a combination of domestic and international equity               EARNEST Partners, LLC;
                  strategies and approximately 30% of the Portfolio's assets are allocated    Epoch Investment Partners,
                  to certain foreign and domestic fixed income investment strategies. A       Inc.; Parametric Portfolio
                  portion of the Portfolio may be invested in below investment grade           Associates LLC; Security
                  bonds, commonly known as "junk bonds".                                      Investors, LLC; Thompson,
                                                                                                Siegel & Walmsley LLC

ASSET ALLOCATION  AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO: seeks a high              T. Rowe Price Associates,
                  level of total return by investing primarily in a diversified portfolio of      Inc./T. Rowe Price
                  equity and fixed income securities. The Portfolio invests, under normal        International, Ltd.
                  circumstances, approximately 85% of its total assets in equity securities and 15% in fixed income securities. The Portfolio's subadvisor will concentrate on common stock investments in larger, more established companies, but the subadvisor may also invest in small and medium-
                  sized companies. Up to 40% of the equity portion may be invested in foreign (non-US dollar denominated) equity securities. The fixed income portion of the Portfolio will be allocated among investment grade securities; high yield or "junk" bonds; foreign (non-US dollar denominated) high quality debt securities and emerging market securities; and cash reserves.

Pyramis is a registered service mark of FMR LLC. Used under license.

GENPRODSUP2

                                    PART B
                      STATEMENT OF ADDITIONAL INFORMATION


                May 1, 2013, as Supplemented December 30, 2013


             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                          VARIABLE ANNUITY CONTRACTS

The Prudential Premier Variable Annuity B Series(SM) ("B Series"), Prudential Premier Variable Annuity L Series(SM) ("L Series") and Prudential Premier Variable Annuity X Series(SM) ("X Series") annuity contracts (the "Annuities" or the "Annuity") are individual variable annuity contracts issued by Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company that is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life Flexible Premium Variable Annuity Account (the "Account"). Each Annuity could be purchased by making an initial purchase payment of $10,000 or more (except for the B Series, which has a $1,000 minimum initial purchase payment). With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $100 at any time during the accumulation phase. However, we impose a minimum of $50 with respect to additional purchase payments made through electronic fund transfers.


This Statement of Additional Information is not a prospectus and should be read in conjunction with the B Series, L Series, and X Series prospectus dated
May 1, 2013, as supplemented. To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at (888) PRU-2888.


                               TABLE OF CONTENTS

               Company.......................................  2
               Experts.......................................  2
               Principal Underwriter.........................  2
               Payments Made to Promote Sale of Our Products.  2
               Determination of Accumulation Unit Values.....  4
               Separate Account Financial Information........ A1
               Company Financial Information................. B1

         Pruco Life Insurance               Prudential Annuity
                Company                       Service Center
         213 Washington Street                 P.O. Box 7960
         Newark, NJ 07102-2992                 Philadelphia,
                                            Pennsylvania 19176
                                         Telephone: (888) PRU-2888

Prudential Premier Variable Annuity B Series(SM), Prudential Premier Variable Annuity L Series(SM), and Prudential Premier Variable Annuity X Series(SM) are service marks of The Prudential Insurance Company of America.

                                    COMPANY

Pruco Life Insurance Company ("Pruco Life") is a stock life insurance company organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam, and in all states except New York.

Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.

                                    EXPERTS

The consolidated financial statements of Pruco Life Insurance Company and its subsidiaries as of December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012 and the financial statements of Pruco Life Flexible Premium Variable Annuity Account as of December 31, 2012 and for each of the two years in the period then ended included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 300 Madison Avenue, New York, New York 10017.

                             PRINCIPAL UNDERWRITER

Prudential Annuities Distributors, Inc. ("PAD"), an indirect wholly-owned subsidiary of Prudential Financial, Inc., offers each Annuity on a continuous basis through corporate office and regional home office employees in those states in which annuities may be lawfully sold. It may also offer the Annuities through licensed insurance producers, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.

With respect to all individual annuities issued by Pruco Life, PAD received commissions of $1,125,057,236, $1,075,327,764, and $790,486,771, in 2012, 2011,
and 2010, respectively. PAD retained none of those commissions.

As discussed in the prospectus, Pruco Life pays commissions to broker/dealers that sell the Annuities according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life may pay trail commissions to selling firms to pay its registered representatives who maintain an ongoing relationship with an annuity owner. Typically, a trail commission is compensation that is paid periodically, the amount of which is linked to the value of the Annuities and the amount of time that the Annuities have been in effect.

                 PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS

In an effort to promote the sale of our products (which may include the placement of Pruco Life and/or each Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD may enter into marketing service agreements with certain broker/dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing, administrative services and/or other services they provide. These services may include, but are not limited to: educating customers of the firm on each Annuity's features; conducting due diligence and analysis, providing office access, operations and systems support; holding seminars intended to educate the firm's registered representatives and make them more knowledgeable about the annuity; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval. We and/or PAD also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. To the extent permitted by FINRA rules and other applicable laws and regulations, PAD may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

The list below identifies three general types of payments that PAD pays to registered broker-dealers and firms which are broadly defined as follows:

   . Percentage Payments based upon "Assets under Management" or "AUM": This type of payment is a percentage payment that is based upon the total amount held in all Pruco Life products that were sold through the firm.

   . Percentage Payments based upon sales: This type of payment is a percentage payment that is based upon the total amount of money received as purchase payments under Pruco Life annuity products sold through the firm.

   . Fixed payments: These types of payments are made directly to or in sponsorship of the firm.

Examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope. In addition, we may make payments upon the initiation of a relationship for systems, operational and other support.

The list in the prospectus includes the names of the firms (or their affiliated broker/dealers) that we are aware (as of December 31, 2012) received payment with respect to annuity business during 2012 (or as to which a payment amount was accrued during 2012). The firms listed include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract. During 2012, the least amount paid, and greatest amount paid, were $450.00 and $6,788,299.04, respectively.

                   DETERMINATION OF ACCUMULATION UNIT VALUES

The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each subaccount will be determined by multiplying the value of a Unit of that subaccount for the preceding business day by the net investment factor for that subaccount for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the subaccount for that day by the value of the assets of the subaccount for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for all insurance and administrative expenses. The value of the assets of a subaccount is determined by multiplying the number of shares of Advanced Series Trust (the "Trust") or other fund held by that subaccount by the net asset value of each share and adding the value of dividends declared by the Trust or other fund but not yet paid.

As we have indicated in the prospectus, each Annuity allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such annuity feature. In the prospectus, we set out historical unit values corresponding to the highest and lowest combination of charges. Here, we set out the remaining historical unit values.

                               PREMIER B SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

              ACCUMULATION UNIT VALUES: WITH ONLY HD GRO (1.50%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.72335    $ 7.63028      2,766,485
   01/01/2009 to 12/31/2009...........  $ 7.63028    $ 9.34859     14,904,372
   01/01/2010 to 12/31/2010...........  $ 9.34859    $10.31243     20,023,823
   01/01/2011 to 12/31/2011...........  $10.31243    $ 9.89009     15,924,672
   01/01/2012 to 12/31/2012...........  $ 9.89009    $10.96824     17,989,522
AST ADVANCED STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.83756    $ 7.83651      1,736,431
   01/01/2009 to 12/31/2009...........  $ 7.83651    $ 9.74357      9,538,287
   01/01/2010 to 12/31/2010...........  $ 9.74357    $10.91538     12,264,550
   01/01/2011 to 12/31/2011...........  $10.91538    $10.76640     10,002,302
   01/01/2012 to 12/31/2012...........  $10.76640    $12.05491     11,353,527
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.07540    $ 6.98402         66,054
   01/01/2009 to 12/31/2009...........  $ 6.98402    $ 8.10380        370,098
   01/01/2010 to 12/31/2010...........  $ 8.10380    $ 9.08951        533,317
   01/01/2011 to 12/31/2011...........  $ 9.08951    $ 9.27515        365,511
   01/01/2012 to 05/04/2012...........  $ 9.27515    $10.08400              0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.80042    $ 7.93788      3,217,125
   01/01/2009 to 12/31/2009...........  $ 7.93788    $ 9.64261     22,396,485
   01/01/2010 to 12/31/2010...........  $ 9.64261    $10.66999     27,481,570
   01/01/2011 to 12/31/2011...........  $10.66999    $10.38471     23,079,991
   01/01/2012 to 12/31/2012...........  $10.38471    $11.50742     25,587,449
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99878    $ 9.17771        355,070
   01/01/2012 to 12/31/2012...........  $ 9.17771    $10.11758        779,818
AST BLACKROCK VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.28356    $ 6.79217         39,347
   01/01/2009 to 12/31/2009...........  $ 6.79217    $ 7.91375         62,484
   01/01/2010 to 12/31/2010...........  $ 7.91375    $ 8.76694        116,894
   01/01/2011 to 12/31/2011...........  $ 8.76694    $ 8.59508        192,012
   01/01/2012 to 12/31/2012...........  $ 8.59508    $ 9.60272        343,027
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99918    $ 9.40889              0
   01/01/2010 to 12/31/2010...........  $ 9.40889    $10.25033              0
   01/01/2011 to 12/31/2011...........  $10.25033    $11.07246              0
   01/01/2012 to 12/31/2012...........  $11.07246    $11.36301              0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99878    $12.07153        399,857
   01/01/2009 to 12/31/2009...........  $12.07153    $11.17358        478,751
   01/01/2010 to 12/31/2010...........  $11.17358    $12.23975        293,900
   01/01/2011 to 12/31/2011...........  $12.23975    $13.69665        187,601
   01/01/2012 to 12/31/2012...........  $13.69665    $14.26532        152,906
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99878    $12.14063        317,926
   01/01/2009 to 12/31/2009...........  $12.14063    $11.04013        336,072
   01/01/2010 to 12/31/2010...........  $11.04013    $12.11276        292,341
   01/01/2011 to 12/31/2011...........  $12.11276    $13.84010        214,577
   01/01/2012 to 12/31/2012...........  $13.84010    $14.43421        164,367

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99918    $ 8.81766          6,387
   01/01/2010 to 12/31/2010...........  $ 8.81766    $ 9.71629        506,289
   01/01/2011 to 12/31/2011...........  $ 9.71629    $11.36070         62,776
   01/01/2012 to 12/31/2012...........  $11.36070    $11.89987          5,861
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99837    $11.04436        525,471
   01/01/2011 to 12/31/2011...........  $11.04436    $13.09020        329,913
   01/01/2012 to 12/31/2012...........  $13.09020    $13.77270         67,097
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99878    $12.05974        583,275
   01/01/2012 to 12/31/2012...........  $12.05974    $12.57598        669,329
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99837    $10.43318        323,509
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.70042    $ 7.35768      3,324,007
   01/01/2009 to 12/31/2009...........  $ 7.35768    $ 9.08512     27,766,949
   01/01/2010 to 12/31/2010...........  $ 9.08512    $10.14802     35,672,651
   01/01/2011 to 12/31/2011...........  $10.14802    $ 9.75559     25,060,857
   01/01/2012 to 12/31/2012...........  $ 9.75559    $10.93015     30,373,528
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08114    $ 7.35525        413,548
   01/01/2009 to 12/31/2009...........  $ 7.35525    $ 8.94137      6,882,786
   01/01/2010 to 12/31/2010...........  $ 8.94137    $ 9.85912      9,792,621
   01/01/2011 to 12/31/2011...........  $ 9.85912    $ 9.53718      7,957,109
   01/01/2012 to 12/31/2012...........  $ 9.53718    $10.36223      8,672,059
AST COHEN & STEERS REALTY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.59840    $ 6.12347         21,438
   01/01/2009 to 12/31/2009...........  $ 6.12347    $ 7.95926        200,555
   01/01/2010 to 12/31/2010...........  $ 7.95926    $10.09166        270,184
   01/01/2011 to 12/31/2011...........  $10.09166    $10.59795        176,026
   01/01/2012 to 12/31/2012...........  $10.59795    $12.04361        227,716
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 07/18/2008...........  $ 7.94983    $ 7.77774              0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.74117    $ 6.01124         16,033
   01/01/2009 to 12/31/2009...........  $ 6.01124    $ 7.85687        140,595
   01/01/2010 to 12/31/2010...........  $ 7.85687    $10.26015        216,541
   01/01/2011 to 12/31/2011...........  $10.26015    $ 8.78323        281,728
   01/01/2012 to 12/31/2012...........  $ 8.78323    $10.39032        394,537
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10365    $ 7.51563        101,423
   01/01/2009 to 12/31/2009...........  $ 7.51563    $ 8.97650      2,014,143
   01/01/2010 to 12/31/2010...........  $ 8.97650    $10.02218      2,650,510
   01/01/2011 to 12/31/2011...........  $10.02218    $ 9.63018      2,170,558
   01/01/2012 to 12/31/2012...........  $ 9.63018    $10.78143      2,777,643
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.75357    $ 7.27517        652,738
   01/01/2009 to 12/31/2009...........  $ 7.27517    $ 8.87719      4,414,396
   01/01/2010 to 12/31/2010...........  $ 8.87719    $10.00230      5,646,340
   01/01/2011 to 12/31/2011...........  $10.00230    $ 9.70641      4,475,561
   01/01/2012 to 12/31/2012...........  $ 9.70641    $10.57978      5,341,343
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.55542    $ 6.61574      1,325,429
   01/01/2009 to 12/31/2009...........  $ 6.61574    $ 8.21100     10,512,805
   01/01/2010 to 12/31/2010...........  $ 8.21100    $ 9.62824     14,142,540
   01/01/2011 to 12/31/2011...........  $ 9.62824    $ 8.89662      9,469,011
   01/01/2012 to 12/31/2012...........  $ 8.89662    $ 9.89749     11,869,245
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99878    $ 7.47907        140,683
   01/01/2009 to 11/13/2009...........  $ 7.47907    $ 8.37764              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99878    $10.76085     12,091,050
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17546    $ 6.11844          4,684
   01/01/2009 to 12/31/2009...........  $ 6.11844    $ 8.14381         88,087
   01/01/2010 to 12/31/2010...........  $ 8.14381    $ 9.64413        130,111
   01/01/2011 to 12/31/2011...........  $ 9.64413    $ 9.02305         99,845
   01/01/2012 to 12/31/2012...........  $ 9.02305    $11.27234        131,505
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.30860    $ 6.78433         30,727
   01/01/2009 to 12/31/2009...........  $ 6.78433    $ 9.98592        303,957
   01/01/2010 to 12/31/2010...........  $ 9.98592    $10.85057        740,197
   01/01/2011 to 12/31/2011...........  $10.85057    $10.26731        440,783
   01/01/2012 to 12/31/2012...........  $10.26731    $12.11480        489,424
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.61253    $ 6.68664         30,819
   01/01/2009 to 12/31/2009...........  $ 6.68664    $ 7.85195        532,951
   01/01/2010 to 12/31/2010...........  $ 7.85195    $ 8.73274        879,907
   01/01/2011 to 12/31/2011...........  $ 8.73274    $ 8.12897        615,982
   01/01/2012 to 12/31/2012...........  $ 8.12897    $ 9.58378        974,497
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.49471    $ 6.77623         32,682
   01/01/2009 to 12/31/2009...........  $ 6.77623    $10.48781        305,236
   01/01/2010 to 12/31/2010...........  $10.48781    $12.38123        399,189
   01/01/2011 to 12/31/2011...........  $12.38123    $11.83537        322,143
   01/01/2012 to 12/31/2012...........  $11.83537    $13.94732        410,445
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03366    $ 7.64561          7,451
   01/01/2009 to 12/31/2009...........  $ 7.64561    $ 9.55496        324,086
   01/01/2010 to 12/31/2010...........  $ 9.55496    $11.93357        460,281
   01/01/2011 to 12/31/2011...........  $11.93357    $11.91052        322,577
   01/01/2012 to 12/31/2012...........  $11.91052    $13.57541        479,630
AST HIGH YIELD PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.57290    $ 7.83540          8,093
   01/01/2009 to 12/31/2009...........  $ 7.83540    $10.46419        176,700
   01/01/2010 to 12/31/2010...........  $10.46419    $11.70145        234,276
   01/01/2011 to 12/31/2011...........  $11.70145    $11.89455        199,952
   01/01/2012 to 12/31/2012...........  $11.89455    $13.34449        291,634
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08932    $ 7.62474        322,770
   01/01/2009 to 12/31/2009...........  $ 7.62474    $ 9.26866      5,059,393
   01/01/2010 to 12/31/2010...........  $ 9.26866    $10.19072      6,648,858
   01/01/2011 to 12/31/2011...........  $10.19072    $ 9.98931      5,817,980
   01/01/2012 to 12/31/2012...........  $ 9.98931    $10.83837      6,410,498
AST INTERNATIONAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.10512    $ 6.10680         45,666
   01/01/2009 to 12/31/2009...........  $ 6.10680    $ 8.13975        275,645
   01/01/2010 to 12/31/2010...........  $ 8.13975    $ 9.18212        442,472
   01/01/2011 to 12/31/2011...........  $ 9.18212    $ 7.87741        337,483
   01/01/2012 to 12/31/2012...........  $ 7.87741    $ 9.34153        410,303
AST INTERNATIONAL VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.27851    $ 6.96767         31,240
   01/01/2009 to 12/31/2009...........  $ 6.96767    $ 8.95840        130,344
   01/01/2010 to 12/31/2010...........  $ 8.95840    $ 9.80419        240,306
   01/01/2011 to 12/31/2011...........  $ 9.80419    $ 8.44724        200,202
   01/01/2012 to 12/31/2012...........  $ 8.44724    $ 9.71020        254,409
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99878    $10.74996     15,047,593
   01/01/2009 to 12/31/2009...........  $10.74996    $11.78825      5,242,501
   01/01/2010 to 12/31/2010...........  $11.78825    $12.86966      2,748,857
   01/01/2011 to 12/31/2011...........  $12.86966    $14.25768     34,923,213
   01/01/2012 to 12/31/2012...........  $14.25768    $15.36736     12,638,173

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11184    $ 7.14813       315,470
   01/01/2009 to 12/31/2009...........  $ 7.14813    $ 8.92055     5,017,948
   01/01/2010 to 12/31/2010...........  $ 8.92055    $10.00306     6,889,635
   01/01/2011 to 12/31/2011...........  $10.00306    $ 9.79933     5,414,890
   01/01/2012 to 12/31/2012...........  $ 9.79933    $10.96573     6,450,220
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.85474    $ 8.60156       771,896
   01/01/2009 to 12/31/2009...........  $ 8.60156    $10.34049     2,734,431
   01/01/2010 to 12/31/2010...........  $10.34049    $10.93339     3,090,856
   01/01/2011 to 12/31/2011...........  $10.93339    $10.79715     2,541,355
   01/01/2012 to 12/31/2012...........  $10.79715    $11.77764     3,108,132
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08417    $10.29296         3,086
   01/01/2010 to 12/31/2010...........  $10.29296    $11.28842        33,296
   01/01/2011 to 12/31/2011...........  $11.28842    $11.19543        34,290
   01/01/2012 to 12/31/2012...........  $11.19543    $12.70486        77,498
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14555    $10.30277         4,566
   01/01/2010 to 12/31/2010...........  $10.30277    $11.54366        37,715
   01/01/2011 to 12/31/2011...........  $11.54366    $10.70544        34,557
   01/01/2012 to 12/31/2012...........  $10.70544    $11.94282        52,303
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.37741    $ 6.59757        61,851
   01/01/2009 to 12/31/2009...........  $ 6.59757    $ 8.83238       655,709
   01/01/2010 to 12/31/2010...........  $ 8.83238    $ 9.32582       917,003
   01/01/2011 to 12/31/2011...........  $ 9.32582    $ 8.34746       612,842
   01/01/2012 to 12/31/2012...........  $ 8.34746    $10.02572       782,086
AST LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.97191    $ 6.07526        22,542
   01/01/2009 to 12/31/2009...........  $ 6.07526    $ 7.14882       156,512
   01/01/2010 to 12/31/2010...........  $ 7.14882    $ 7.97004       244,613
   01/01/2011 to 12/31/2011...........  $ 7.97004    $ 7.52387       188,784
   01/01/2012 to 12/31/2012...........  $ 7.52387    $ 8.66421       213,275
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.72819    $ 8.29284        45,383
   01/01/2009 to 12/31/2009...........  $ 8.29284    $10.99748       166,979
   01/01/2010 to 12/31/2010...........  $10.99748    $12.28850       198,384
   01/01/2011 to 12/31/2011...........  $12.28850    $13.33842       287,491
   01/01/2012 to 12/31/2012...........  $13.33842    $13.92024       446,360
AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.42496    $ 6.43168        97,076
   01/01/2009 to 12/31/2009...........  $ 6.43168    $ 8.22245       538,455
   01/01/2010 to 12/31/2010...........  $ 8.22245    $ 9.70112       593,324
   01/01/2011 to 12/31/2011...........  $ 9.70112    $ 9.47069       499,957
   01/01/2012 to 12/31/2012...........  $ 9.47069    $10.47506       606,800
AST MFS GLOBAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.93868    $ 7.79348        26,255
   01/01/2009 to 12/31/2009...........  $ 7.79348    $10.09751       257,117
   01/01/2010 to 12/31/2010...........  $10.09751    $11.14683       465,697
   01/01/2011 to 12/31/2011...........  $11.14683    $10.63837       285,922
   01/01/2012 to 12/31/2012...........  $10.63837    $12.89979       405,711
AST MFS GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.77734    $ 7.39900        18,910
   01/01/2009 to 12/31/2009...........  $ 7.39900    $ 9.06133       105,565
   01/01/2010 to 12/31/2010...........  $ 9.06133    $10.06879       451,773
   01/01/2011 to 12/31/2011...........  $10.06879    $ 9.86114       248,819
   01/01/2012 to 12/31/2012...........  $ 9.86114    $11.37499       184,024
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99878    $10.20344         3,656

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.76425    $ 6.42811          7,428
   01/01/2009 to 12/31/2009...........  $ 6.42811    $ 8.79579         52,583
   01/01/2010 to 12/31/2010...........  $ 8.79579    $10.71178         85,350
   01/01/2011 to 12/31/2011...........  $10.71178    $10.18940         92,042
   01/01/2012 to 12/31/2012...........  $10.18940    $11.88679        114,679
AST MONEY MARKET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.58626    $10.66843        910,801
   01/01/2009 to 12/31/2009...........  $10.66843    $10.53641      1,680,232
   01/01/2010 to 12/31/2010...........  $10.53641    $10.38330      1,553,217
   01/01/2011 to 12/31/2011...........  $10.38330    $10.23237      2,091,652
   01/01/2012 to 12/31/2012...........  $10.23237    $10.08177      1,797,133
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.38007    $ 5.88237         25,614
   01/01/2009 to 12/31/2009...........  $ 5.88237    $ 8.15096        451,654
   01/01/2010 to 12/31/2010...........  $ 8.15096    $ 9.91264        599,103
   01/01/2011 to 12/31/2011...........  $ 9.91264    $ 9.52368        411,994
   01/01/2012 to 12/31/2012...........  $ 9.52368    $10.98985        620,202
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02869    $10.07378         14,489
   01/01/2012 to 12/31/2012...........  $10.07378    $10.40835         38,806
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.85566    $ 6.88496         29,568
   01/01/2009 to 12/31/2009...........  $ 6.88496    $ 8.80389        312,516
   01/01/2010 to 12/31/2010...........  $ 8.80389    $11.16124        485,870
   01/01/2011 to 12/31/2011...........  $11.16124    $11.18202        318,566
   01/01/2012 to 12/31/2012...........  $11.18202    $12.38071        493,825
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.60826    $ 6.26360          6,907
   01/01/2009 to 12/31/2009...........  $ 6.26360    $ 7.56354         97,328
   01/01/2010 to 12/31/2010...........  $ 7.56354    $ 8.96219        132,170
   01/01/2011 to 04/29/2011...........  $ 8.96219    $10.05822              0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99878    $10.33587        458,278
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10152    $ 5.57838         14,700
   01/01/2009 to 12/31/2009...........  $ 5.57838    $ 9.15161        743,913
   01/01/2010 to 12/31/2010...........  $ 9.15161    $11.02430      1,470,174
   01/01/2011 to 12/31/2011...........  $11.02430    $ 8.65975        952,040
   01/01/2012 to 12/31/2012...........  $ 8.65975    $10.06126      1,031,146
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.01241    $10.67302         59,628
   01/01/2009 to 12/31/2009...........  $10.67302    $11.59095        265,994
   01/01/2010 to 12/31/2010...........  $11.59095    $11.86479        299,753
   01/01/2011 to 12/31/2011...........  $11.86479    $11.95240        258,790
   01/01/2012 to 12/31/2012...........  $11.95240    $12.32842        309,319
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.29409    $10.59906        357,774
   01/01/2009 to 12/31/2009...........  $10.59906    $12.16820      3,220,380
   01/01/2010 to 12/31/2010...........  $12.16820    $12.91362      4,925,040
   01/01/2011 to 12/31/2011...........  $12.91362    $13.12736      3,845,025
   01/01/2012 to 12/31/2012...........  $13.12736    $14.13877      4,825,223
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.92996    $ 8.86059      1,896,364
   01/01/2009 to 12/31/2009...........  $ 8.86059    $10.47883      9,843,396
   01/01/2010 to 12/31/2010...........  $10.47883    $11.41546     11,664,036
   01/01/2011 to 12/31/2011...........  $11.41546    $11.35900     11,315,793
   01/01/2012 to 12/31/2012...........  $11.35900    $12.35189     12,363,647
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01870    $10.07372         17,766
   01/01/2012 to 12/31/2012...........  $10.07372    $10.63032        121,118

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.94163    $ 6.52358         18,756
   01/01/2009 to 12/31/2009...........  $ 6.52358    $ 7.82975         67,797
   01/01/2010 to 12/31/2010...........  $ 7.82975    $ 8.87493         73,005
   01/01/2011 to 12/31/2011...........  $ 8.87493    $ 9.04620         89,383
   01/01/2012 to 12/31/2012...........  $ 9.04620    $10.58828        138,418
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99878    $ 8.91039              0
   01/01/2012 to 12/31/2012...........  $ 8.91039    $ 9.93353              0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09932    $ 6.70558        324,280
   01/01/2009 to 12/31/2009...........  $ 6.70558    $ 8.38031      7,617,744
   01/01/2010 to 12/31/2010...........  $ 8.38031    $ 9.44069     10,574,472
   01/01/2011 to 12/31/2011...........  $ 9.44069    $ 9.07919      7,378,512
   01/01/2012 to 12/31/2012...........  $ 9.07919    $10.36728      9,515,453
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.72987    $ 7.81125        310,472
   01/01/2009 to 12/31/2009...........  $ 7.81125    $ 9.80559      6,946,641
   01/01/2010 to 12/31/2010...........  $ 9.80559    $10.80184     10,946,592
   01/01/2011 to 12/31/2011...........  $10.80184    $10.28267      9,070,352
   01/01/2012 to 12/31/2012...........  $10.28267    $11.25882     10,295,020
AST SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.39601    $ 6.70943          3,546
   01/01/2009 to 12/31/2009...........  $ 6.70943    $ 8.85160         82,944
   01/01/2010 to 12/31/2010...........  $ 8.85160    $11.89669         93,361
   01/01/2011 to 12/31/2011...........  $11.89669    $11.60630         86,222
   01/01/2012 to 12/31/2012...........  $11.60630    $12.82686        105,810
AST SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.06784    $ 6.74497         23,555
   01/01/2009 to 12/31/2009...........  $ 6.74497    $ 8.43952        111,995
   01/01/2010 to 12/31/2010...........  $ 8.43952    $10.47614        187,790
   01/01/2011 to 12/31/2011...........  $10.47614    $ 9.70463        157,655
   01/01/2012 to 12/31/2012...........  $ 9.70463    $11.29733        231,480
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.62909    $ 8.13342      1,576,971
   01/01/2009 to 12/31/2009...........  $ 8.13342    $ 9.94750      9,680,800
   01/01/2010 to 12/31/2010...........  $ 9.94750    $10.93099     12,003,305
   01/01/2011 to 12/31/2011...........  $10.93099    $10.98328     10,212,898
   01/01/2012 to 12/31/2012...........  $10.98328    $12.28116     11,639,544
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.82392    $ 6.02931         31,266
   01/01/2009 to 12/31/2009...........  $ 6.02931    $ 7.35383        330,707
   01/01/2010 to 12/31/2010...........  $ 7.35383    $ 8.20464        353,659
   01/01/2011 to 12/31/2011...........  $ 8.20464    $ 7.95100        268,020
   01/01/2012 to 12/31/2012...........  $ 7.95100    $ 9.18471        391,304

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.40359    $10.70540         33,122
   01/01/2009 to 12/31/2009...........  $10.70540    $11.82496        149,402
   01/01/2010 to 12/31/2010...........  $11.82496    $12.31945        233,653
   01/01/2011 to 12/31/2011...........  $12.31945    $12.63813        214,793
   01/01/2012 to 12/31/2012...........  $12.63813    $13.10183        275,662
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.97292    $ 6.54278         28,591
   01/01/2009 to 12/31/2009...........  $ 6.54278    $ 9.88646        726,259
   01/01/2010 to 12/31/2010...........  $ 9.88646    $11.28037      1,069,777
   01/01/2011 to 12/31/2011...........  $11.28037    $10.92552        756,407
   01/01/2012 to 12/31/2012...........  $10.92552    $12.65642      1,148,326
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.26755    $ 6.71168         89,925
   01/01/2009 to 12/31/2009...........  $ 6.71168    $ 9.87571        563,401
   01/01/2010 to 12/31/2010...........  $ 9.87571    $11.71991      1,153,897
   01/01/2011 to 12/31/2011...........  $11.71991    $ 9.82426        662,021
   01/01/2012 to 12/31/2012...........  $ 9.82426    $10.02894        679,239
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.44830    $ 6.54040        262,631
   01/01/2009 to 12/31/2009...........  $ 6.54040    $ 8.27579        505,063
   01/01/2010 to 12/31/2010...........  $ 8.27579    $ 9.34687        655,396
   01/01/2011 to 12/31/2011...........  $ 9.34687    $ 8.89064        860,753
   01/01/2012 to 12/31/2012...........  $ 8.89064    $ 9.72324      1,511,926
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.23951    $ 9.32157         47,379
   01/01/2009 to 12/31/2009...........  $ 9.32157    $10.25191        785,894
   01/01/2010 to 12/31/2010...........  $10.25191    $10.88804        980,153
   01/01/2011 to 12/31/2011...........  $10.88804    $11.37369        858,288
   01/01/2012 to 12/31/2012...........  $11.37369    $12.08535      1,085,512
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07816    $ 6.65060        844,756
   01/01/2009 to 12/31/2009...........  $ 6.65060    $ 8.52218     10,269,999
   01/01/2010 to 12/31/2010...........  $ 8.52218    $ 9.25603     14,399,350
   01/01/2011 to 12/31/2011...........  $ 9.25603    $ 8.96715     10,297,819
   01/01/2012 to 09/21/2012...........  $ 8.96715    $10.05889              0

* Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT ONLY
           (1.65%) OR HIGHEST DAILY VALUE DEATH BENEFIT ONLY (1.65%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97011    $10.54948       487,697
   01/01/2007 to 12/31/2007...........  $10.54948    $11.33298     1,854,802
   01/01/2008 to 12/31/2008...........  $11.33298    $ 7.60018     2,685,919
   01/01/2009 to 12/31/2009...........  $ 7.60018    $ 9.29792     3,285,721
   01/01/2010 to 12/31/2010...........  $ 9.29792    $10.24139     3,429,840
   01/01/2011 to 12/31/2011...........  $10.24139    $ 9.80739     3,046,784
   01/01/2012 to 12/31/2012...........  $ 9.80739    $10.86038     2,857,250
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98883    $10.49311       107,572
   01/01/2007 to 12/31/2007...........  $10.49311    $11.30326       444,522
   01/01/2008 to 12/31/2008...........  $11.30326    $ 7.80552       753,486
   01/01/2009 to 12/31/2009...........  $ 7.80552    $ 9.69070     1,199,167
   01/01/2010 to 12/31/2010...........  $ 9.69070    $10.84010     1,158,627
   01/01/2011 to 12/31/2011...........  $10.84010    $10.67621     1,035,722
   01/01/2012 to 12/31/2012...........  $10.67621    $11.93609     1,121,900
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98446    $11.02798        16,675
   01/01/2007 to 12/31/2007...........  $11.02798    $10.83649        66,519
   01/01/2008 to 12/31/2008...........  $10.83649    $ 6.95643        71,045
   01/01/2009 to 12/31/2009...........  $ 6.95643    $ 8.05991        68,827
   01/01/2010 to 12/31/2010...........  $ 8.05991    $ 9.02698        74,528
   01/01/2011 to 12/31/2011...........  $ 9.02698    $ 9.19777        76,749
   01/01/2012 to 05/04/2012...........  $ 9.19777    $ 9.99485             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97952    $10.50591       143,900
   01/01/2007 to 12/31/2007...........  $10.50591    $11.27241       925,331
   01/01/2008 to 12/31/2008...........  $11.27241    $ 7.90646     2,090,659
   01/01/2009 to 12/31/2009...........  $ 7.90646    $ 9.59027     3,049,096
   01/01/2010 to 12/31/2010...........  $ 9.59027    $10.59642     3,044,459
   01/01/2011 to 12/31/2011...........  $10.59642    $10.29793     2,701,491
   01/01/2012 to 12/31/2012...........  $10.29793    $11.39449     2,733,113
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99865    $ 9.16856        29,880
   01/01/2012 to 12/31/2012...........  $ 9.16856    $10.09240        31,952
AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94935    $11.02043        31,545
   01/01/2007 to 12/31/2007...........  $11.02043    $10.96842        93,783
   01/01/2008 to 12/31/2008...........  $10.96842    $ 6.76530        96,543
   01/01/2009 to 12/31/2009...........  $ 6.76530    $ 7.87070        90,846
   01/01/2010 to 12/31/2010...........  $ 7.87070    $ 8.70630        78,103
   01/01/2011 to 12/31/2011...........  $ 8.70630    $ 8.52302        52,958
   01/01/2012 to 12/31/2012...........  $ 8.52302    $ 9.50818        57,370
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97982    $10.60788       461,576
   01/01/2007 to 12/31/2007...........  $10.60788    $11.45013     1,759,163
   01/01/2008 to 12/31/2008...........  $11.45013    $ 7.32855     2,548,016
   01/01/2009 to 12/31/2009...........  $ 7.32855    $ 9.03569     3,679,569
   01/01/2010 to 12/31/2010...........  $ 9.03569    $10.07788     3,460,649
   01/01/2011 to 12/31/2011...........  $10.07788    $ 9.67392     2,877,573
   01/01/2012 to 12/31/2012...........  $ 9.67392    $10.82256     2,970,573

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08110    $ 7.34793       220,131
   01/01/2009 to 12/31/2009...........  $ 7.34793    $ 8.91933       461,773
   01/01/2010 to 12/31/2010...........  $ 8.91933    $ 9.82025       467,291
   01/01/2011 to 12/31/2011...........  $ 9.82025    $ 9.48556       373,699
   01/01/2012 to 12/31/2012...........  $ 9.48556    $10.29080       351,433
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.88709    $12.12112        16,960
   01/01/2007 to 12/31/2007...........  $12.12112    $ 9.54601        47,347
   01/01/2008 to 12/31/2008...........  $ 9.54601    $ 6.09916        56,265
   01/01/2009 to 12/31/2009...........  $ 6.09916    $ 7.91593        65,683
   01/01/2010 to 12/31/2010...........  $ 7.91593    $10.02187        65,418
   01/01/2011 to 12/31/2011...........  $10.02187    $10.50911        62,975
   01/01/2012 to 12/31/2012...........  $10.50911    $11.92501        58,259
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98293    $10.45835        16,023
   01/01/2007 to 12/31/2007...........  $10.45835    $ 8.45979        48,423
   01/01/2008 to 07/18/2008...........  $ 8.45979    $ 7.75229             0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99865    $ 9.95128        15,281
   01/01/2007 to 12/31/2007...........  $ 9.95128    $10.88644        49,902
   01/01/2008 to 12/31/2008...........  $10.88644    $ 5.98743        49,091
   01/01/2009 to 12/31/2009...........  $ 5.98743    $ 7.81408        44,102
   01/01/2010 to 12/31/2010...........  $ 7.81408    $10.18920        51,859
   01/01/2011 to 12/31/2011...........  $10.18920    $ 8.70962        61,268
   01/01/2012 to 12/31/2012...........  $ 8.70962    $10.28799        49,092
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10361    $ 7.50820        21,029
   01/01/2009 to 12/31/2009...........  $ 7.50820    $ 8.95453       113,391
   01/01/2010 to 12/31/2010...........  $ 8.95453    $ 9.98291       130,673
   01/01/2011 to 12/31/2011...........  $ 9.98291    $ 9.57831       105,031
   01/01/2012 to 12/31/2012...........  $ 9.57831    $10.70748       133,398
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99865    $10.52917        65,461
   01/01/2007 to 12/31/2007...........  $10.52917    $11.24372       258,836
   01/01/2008 to 12/31/2008...........  $11.24372    $ 7.24644       517,995
   01/01/2009 to 12/31/2009...........  $ 7.24644    $ 8.82912       922,399
   01/01/2010 to 12/31/2010...........  $ 8.82912    $ 9.93343       933,117
   01/01/2011 to 12/31/2011...........  $ 9.93343    $ 9.62534       823,011
   01/01/2012 to 12/31/2012...........  $ 9.62534    $10.47596       877,865
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99865    $10.30802        94,690
   01/01/2007 to 12/31/2007...........  $10.30802    $11.29766       317,418
   01/01/2008 to 12/31/2008...........  $11.29766    $ 6.58955       641,167
   01/01/2009 to 12/31/2009...........  $ 6.58955    $ 8.16634     1,549,411
   01/01/2010 to 12/31/2010...........  $ 8.16634    $ 9.56178     1,630,792
   01/01/2011 to 12/31/2011...........  $ 9.56178    $ 8.82213     1,304,314
   01/01/2012 to 12/31/2012...........  $ 8.82213    $ 9.80005     1,461,134
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99866    $ 7.47405        43,296
   01/01/2009 to 11/13/2009...........  $ 7.47405    $ 8.36134             0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99866    $10.75011       389,026
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17534    $ 6.11429         1,386
   01/01/2009 to 12/31/2009...........  $ 6.11429    $ 8.12626         8,791
   01/01/2010 to 12/31/2010...........  $ 8.12626    $ 9.60916        13,854
   01/01/2011 to 12/31/2011...........  $ 9.60916    $ 8.97701         9,950
   01/01/2012 to 12/31/2012...........  $ 8.97701    $11.19825        10,793

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93501    $10.25572       14,290
   01/01/2007 to 12/31/2007...........  $10.25572    $11.50010       78,058
   01/01/2008 to 12/31/2008...........  $11.50010    $ 6.75746       85,412
   01/01/2009 to 12/31/2009...........  $ 6.75746    $ 9.93164      110,215
   01/01/2010 to 12/31/2010...........  $ 9.93164    $10.77574       96,946
   01/01/2011 to 12/31/2011...........  $10.77574    $10.18156       75,294
   01/01/2012 to 12/31/2012...........  $10.18156    $11.99568       78,001
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96061    $11.03839       61,226
   01/01/2007 to 12/31/2007...........  $11.03839    $11.41506      161,603
   01/01/2008 to 12/31/2008...........  $11.41506    $ 6.66024      186,756
   01/01/2009 to 12/31/2009...........  $ 6.66024    $ 7.80947      198,757
   01/01/2010 to 12/31/2010...........  $ 7.80947    $ 8.67272      192,683
   01/01/2011 to 12/31/2011...........  $ 8.67272    $ 8.06126      187,595
   01/01/2012 to 12/31/2012...........  $ 8.06126    $ 9.48988      191,376
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95800    $ 9.87049       29,431
   01/01/2007 to 12/31/2007...........  $ 9.87049    $11.58795       66,212
   01/01/2008 to 12/31/2008...........  $11.58795    $ 6.74938       58,121
   01/01/2009 to 12/31/2009...........  $ 6.74938    $10.43074       72,190
   01/01/2010 to 12/31/2010...........  $10.43074    $12.29580       57,123
   01/01/2011 to 12/31/2011...........  $12.29580    $11.73634       42,478
   01/01/2012 to 12/31/2012...........  $11.73634    $13.81019       38,444
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03354    $ 7.64045        6,241
   01/01/2009 to 12/31/2009...........  $ 7.64045    $ 9.53436       29,203
   01/01/2010 to 12/31/2010...........  $ 9.53436    $11.89029       30,445
   01/01/2011 to 12/31/2011...........  $11.89029    $11.84988       36,639
   01/01/2012 to 12/31/2012...........  $11.84988    $13.48628       37,900
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99865    $10.56935       15,966
   01/01/2007 to 12/31/2007...........  $10.56935    $10.65488       41,345
   01/01/2008 to 12/31/2008...........  $10.65488    $ 7.80440       46,851
   01/01/2009 to 12/31/2009...........  $ 7.80440    $10.40735       50,576
   01/01/2010 to 12/31/2010...........  $10.40735    $11.62059       66,112
   01/01/2011 to 12/31/2011...........  $11.62059    $11.79497       64,444
   01/01/2012 to 12/31/2012...........  $11.79497    $13.21316       54,870
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08928    $ 7.61724       98,525
   01/01/2009 to 12/31/2009...........  $ 7.61724    $ 9.24585      384,920
   01/01/2010 to 12/31/2010...........  $ 9.24585    $10.15070      399,981
   01/01/2011 to 12/31/2011...........  $10.15070    $ 9.93550      366,687
   01/01/2012 to 12/31/2012...........  $ 9.93550    $10.76415      378,562
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99217    $10.60857       19,994
   01/01/2007 to 12/31/2007...........  $10.60857    $12.42369       80,256
   01/01/2008 to 12/31/2008...........  $12.42369    $ 6.08255      103,115
   01/01/2009 to 12/31/2009...........  $ 6.08255    $ 8.09541       95,273
   01/01/2010 to 12/31/2010...........  $ 8.09541    $ 9.11863       80,477
   01/01/2011 to 12/31/2011...........  $ 9.11863    $ 7.81141       80,912
   01/01/2012 to 12/31/2012...........  $ 7.81141    $ 9.24950       72,351
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.01032    $10.87172       27,393
   01/01/2007 to 12/31/2007...........  $10.87172    $12.59851      121,133
   01/01/2008 to 12/31/2008...........  $12.59851    $ 6.94006      119,269
   01/01/2009 to 12/31/2009...........  $ 6.94006    $ 8.90971      107,906
   01/01/2010 to 12/31/2010...........  $ 8.90971    $ 9.73649       96,361
   01/01/2011 to 12/31/2011...........  $ 9.73649    $ 8.37653       72,762
   01/01/2012 to 12/31/2012...........  $ 8.37653    $ 9.61467       58,468

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99866    $10.73516     2,822,391
   01/01/2009 to 12/31/2009...........  $10.73516    $11.75464       861,140
   01/01/2010 to 12/31/2010...........  $11.75464    $12.81394       416,680
   01/01/2011 to 12/31/2011...........  $12.81394    $14.17510     1,812,703
   01/01/2012 to 12/31/2012...........  $14.17510    $15.25565       827,688
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11180    $ 7.14101        57,309
   01/01/2009 to 12/31/2009...........  $ 7.14101    $ 8.89848       167,078
   01/01/2010 to 12/31/2010...........  $ 8.89848    $ 9.96363       161,135
   01/01/2011 to 12/31/2011...........  $ 9.96363    $ 9.74635       138,483
   01/01/2012 to 12/31/2012...........  $ 9.74635    $10.89030       185,289
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96731    $10.54184        32,202
   01/01/2007 to 12/31/2007...........  $10.54184    $10.57119       105,344
   01/01/2008 to 12/31/2008...........  $10.57119    $ 8.56758       377,855
   01/01/2009 to 12/31/2009...........  $ 8.56758    $10.28448       749,651
   01/01/2010 to 12/31/2010...........  $10.28448    $10.85815       787,151
   01/01/2011 to 12/31/2011...........  $10.85815    $10.70701       701,140
   01/01/2012 to 12/31/2012...........  $10.70701    $11.66208       670,371
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08404    $10.29095             0
   01/01/2010 to 12/31/2010...........  $10.29095    $11.26970         1,015
   01/01/2011 to 12/31/2011...........  $11.26970    $11.16040         2,312
   01/01/2012 to 12/31/2012...........  $11.16040    $12.64637         6,297
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14543    $10.30077             0
   01/01/2010 to 12/31/2010...........  $10.30077    $11.52437         3,831
   01/01/2011 to 12/31/2011...........  $11.52437    $10.67179         4,122
   01/01/2012 to 12/31/2012...........  $10.67179    $11.88765         3,945
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99865    $10.58528        31,391
   01/01/2007 to 12/31/2007...........  $10.58528    $11.39557       135,112
   01/01/2008 to 12/31/2008...........  $11.39557    $ 6.57144       143,586
   01/01/2009 to 12/31/2009...........  $ 6.57144    $ 8.78442       144,183
   01/01/2010 to 12/31/2010...........  $ 8.78442    $ 9.26146       128,745
   01/01/2011 to 12/31/2011...........  $ 9.26146    $ 8.27757       112,025
   01/01/2012 to 12/31/2012...........  $ 8.27757    $ 9.92710       111,773
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95998    $11.01653        33,440
   01/01/2007 to 12/31/2007...........  $11.01653    $10.51304        87,985
   01/01/2008 to 12/31/2008...........  $10.51304    $ 6.05120        80,069
   01/01/2009 to 12/31/2009...........  $ 6.05120    $ 7.10983        77,740
   01/01/2010 to 12/31/2010...........  $ 7.10983    $ 7.91480        70,856
   01/01/2011 to 12/31/2011...........  $ 7.91480    $ 7.46079        72,683
   01/01/2012 to 12/31/2012...........  $ 7.46079    $ 8.57891        64,130
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99865    $10.48364         3,941
   01/01/2007 to 12/31/2007...........  $10.48364    $10.94031        66,536
   01/01/2008 to 12/31/2008...........  $10.94031    $ 8.26004        57,151
   01/01/2009 to 12/31/2009...........  $ 8.26004    $10.93768        76,627
   01/01/2010 to 12/31/2010...........  $10.93768    $12.20358        72,641
   01/01/2011 to 12/31/2011...........  $12.20358    $13.22678        62,743
   01/01/2012 to 12/31/2012...........  $13.22678    $13.78341        74,882
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94812    $10.22050        70,736
   01/01/2007 to 12/31/2007...........  $10.22050    $11.55829       170,702
   01/01/2008 to 12/31/2008...........  $11.55829    $ 6.40604       186,973
   01/01/2009 to 12/31/2009...........  $ 6.40604    $ 8.17757       192,301
   01/01/2010 to 12/31/2010...........  $ 8.17757    $ 9.63384       172,879
   01/01/2011 to 12/31/2011...........  $ 9.63384    $ 9.39115       159,263
   01/01/2012 to 12/31/2012...........  $ 9.39115    $10.37172       146,129

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96019    $11.10805       49,656
   01/01/2007 to 12/31/2007...........  $11.10805    $11.95409       98,340
   01/01/2008 to 12/31/2008...........  $11.95409    $ 7.76261      101,174
   01/01/2009 to 12/31/2009...........  $ 7.76261    $10.04269      100,495
   01/01/2010 to 12/31/2010...........  $10.04269    $11.06986       81,948
   01/01/2011 to 12/31/2011...........  $11.06986    $10.54922       76,210
   01/01/2012 to 12/31/2012...........  $10.54922    $12.77274       67,802
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93177    $10.38694       11,858
   01/01/2007 to 12/31/2007...........  $10.38694    $11.76121       47,706
   01/01/2008 to 12/31/2008...........  $11.76121    $ 7.36982       50,926
   01/01/2009 to 12/31/2009...........  $ 7.36982    $ 9.01224       51,365
   01/01/2010 to 12/31/2010...........  $ 9.01224    $ 9.99944       43,257
   01/01/2011 to 12/31/2011...........  $ 9.99944    $ 9.77887       26,411
   01/01/2012 to 12/31/2012...........  $ 9.77887    $11.26347       25,161
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99866    $10.19783            0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.92909    $10.40684       18,461
   01/01/2007 to 12/31/2007...........  $10.40684    $10.51880       44,871
   01/01/2008 to 12/31/2008...........  $10.51880    $ 6.40279       31,736
   01/01/2009 to 12/31/2009...........  $ 6.40279    $ 8.74826       34,653
   01/01/2010 to 12/31/2010...........  $ 8.74826    $10.63810       23,799
   01/01/2011 to 12/31/2011...........  $10.63810    $10.10447       22,895
   01/01/2012 to 12/31/2012...........  $10.10447    $11.77025       24,048
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99983    $10.21135       37,836
   01/01/2007 to 12/31/2007...........  $10.21135    $10.53730      305,019
   01/01/2008 to 12/31/2008...........  $10.53730    $10.62637      517,207
   01/01/2009 to 12/31/2009...........  $10.62637    $10.47945      538,228
   01/01/2010 to 12/31/2010...........  $10.47945    $10.31183      496,930
   01/01/2011 to 12/31/2011...........  $10.31183    $10.14710      548,492
   01/01/2012 to 12/31/2012...........  $10.14710    $ 9.98255      545,069
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.03579    $10.16355       22,815
   01/01/2007 to 12/31/2007...........  $10.16355    $10.31459       67,598
   01/01/2008 to 12/31/2008...........  $10.31459    $ 5.85900       69,851
   01/01/2009 to 12/31/2009...........  $ 5.85900    $ 8.10662       73,419
   01/01/2010 to 12/31/2010...........  $ 8.10662    $ 9.84416       68,600
   01/01/2011 to 12/31/2011...........  $ 9.84416    $ 9.44403       76,130
   01/01/2012 to 12/31/2012...........  $ 9.44403    $10.88175       63,675
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02857    $10.07124            0
   01/01/2012 to 12/31/2012...........  $10.07124    $10.39020          575
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96504    $10.20654       24,867
   01/01/2007 to 12/31/2007...........  $10.20654    $12.26927       91,509
   01/01/2008 to 12/31/2008...........  $12.26927    $ 6.85770       89,642
   01/01/2009 to 12/31/2009...........  $ 6.85770    $ 8.75599       86,258
   01/01/2010 to 12/31/2010...........  $ 8.75599    $11.08408       89,078
   01/01/2011 to 12/31/2011...........  $11.08408    $11.08835       74,353
   01/01/2012 to 12/31/2012...........  $11.08835    $12.25891       65,025
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98807    $ 9.45107       19,223
   01/01/2007 to 12/31/2007...........  $ 9.45107    $11.03677       43,081
   01/01/2008 to 12/31/2008...........  $11.03677    $ 6.23874       32,942
   01/01/2009 to 12/31/2009...........  $ 6.23874    $ 7.52236       30,876
   01/01/2010 to 12/31/2010...........  $ 7.52236    $ 8.90021       25,743
   01/01/2011 to 04/29/2011...........  $ 8.90021    $ 9.98386            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99866    $10.32556        68,842
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10140    $ 5.57466        47,974
   01/01/2009 to 12/31/2009...........  $ 5.57466    $ 9.13201        30,214
   01/01/2010 to 12/31/2010...........  $ 9.13201    $10.98452        45,726
   01/01/2011 to 12/31/2011...........  $10.98452    $ 8.61581        33,942
   01/01/2012 to 12/31/2012...........  $ 8.61581    $ 9.99542        27,161
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98026    $10.17287        37,130
   01/01/2007 to 12/31/2007...........  $10.17287    $10.68713        36,038
   01/01/2008 to 12/31/2008...........  $10.68713    $10.63079        63,201
   01/01/2009 to 12/31/2009...........  $10.63079    $11.52813        89,327
   01/01/2010 to 12/31/2010...........  $11.52813    $11.78327        90,177
   01/01/2011 to 12/31/2011...........  $11.78327    $11.85284        79,097
   01/01/2012 to 12/31/2012...........  $11.85284    $12.20770        78,678
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97131    $10.30548        64,753
   01/01/2007 to 12/31/2007...........  $10.30548    $10.97951       203,059
   01/01/2008 to 12/31/2008...........  $10.97951    $10.55713       331,709
   01/01/2009 to 12/31/2009...........  $10.55713    $12.10214       520,375
   01/01/2010 to 12/31/2010...........  $12.10214    $12.82467       593,992
   01/01/2011 to 12/31/2011...........  $12.82467    $13.01780       509,530
   01/01/2012 to 12/31/2012...........  $13.01780    $14.00012       554,724
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97924    $10.41890        92,972
   01/01/2007 to 12/31/2007...........  $10.41890    $11.14257       236,565
   01/01/2008 to 12/31/2008...........  $11.14257    $ 8.82571       974,539
   01/01/2009 to 12/31/2009...........  $ 8.82571    $10.42225     2,264,620
   01/01/2010 to 12/31/2010...........  $10.42225    $11.33708     2,304,998
   01/01/2011 to 12/31/2011...........  $11.33708    $11.26440     2,132,977
   01/01/2012 to 12/31/2012...........  $11.26440    $12.23098     1,968,696
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01858    $10.07112             0
   01/01/2012 to 12/31/2012...........  $10.07112    $10.61188        15,720
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95088    $10.73335        15,164
   01/01/2007 to 12/31/2007...........  $10.73335    $10.77810       137,106
   01/01/2008 to 12/31/2008...........  $10.77810    $ 6.49780       149,120
   01/01/2009 to 12/31/2009...........  $ 6.49780    $ 7.78724       145,556
   01/01/2010 to 12/31/2010...........  $ 7.78724    $ 8.81374       126,539
   01/01/2011 to 12/31/2011...........  $ 8.81374    $ 8.97066        89,956
   01/01/2012 to 12/31/2012...........  $ 8.97066    $10.48427        88,432

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99865    $ 8.90152            0
   01/01/2012 to 12/31/2012...........  $ 8.90152    $ 9.90901            0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09928    $ 6.69889      137,390
   01/01/2009 to 12/31/2009...........  $ 6.69889    $ 8.35963      353,784
   01/01/2010 to 12/31/2010...........  $ 8.35963    $ 9.40345      390,069
   01/01/2011 to 12/31/2011...........  $ 9.40345    $ 9.03008      320,388
   01/01/2012 to 12/31/2012...........  $ 9.03008    $10.29597      384,271
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98441    $10.57410        8,013
   01/01/2007 to 12/31/2007...........  $10.57410    $11.32929       56,279
   01/01/2008 to 12/31/2008...........  $11.32929    $ 7.78043      139,992
   01/01/2009 to 12/31/2009...........  $ 7.78043    $ 9.75240      279,973
   01/01/2010 to 12/31/2010...........  $ 9.75240    $10.72732      364,104
   01/01/2011 to 12/31/2011...........  $10.72732    $10.19665      338,233
   01/01/2012 to 12/31/2012...........  $10.19665    $11.14814      353,192
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90514    $ 9.91537       17,059
   01/01/2007 to 12/31/2007...........  $ 9.91537    $10.45096       37,088
   01/01/2008 to 12/31/2008...........  $10.45096    $ 6.68287       45,522
   01/01/2009 to 12/31/2009...........  $ 6.68287    $ 8.80353       41,424
   01/01/2010 to 12/31/2010...........  $ 8.80353    $11.81481       40,933
   01/01/2011 to 12/31/2011...........  $11.81481    $11.50952       38,343
   01/01/2012 to 12/31/2012...........  $11.50952    $12.70103       35,580
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99248    $10.46496       19,385
   01/01/2007 to 12/31/2007...........  $10.46496    $ 9.71682       42,102
   01/01/2008 to 12/31/2008...........  $ 9.71682    $ 6.71834       77,182
   01/01/2009 to 12/31/2009...........  $ 6.71834    $ 8.39383       75,774
   01/01/2010 to 12/31/2010...........  $ 8.39383    $10.40404       64,263
   01/01/2011 to 12/31/2011...........  $10.40404    $ 9.62370       69,667
   01/01/2012 to 12/31/2012...........  $ 9.62370    $11.18662       58,447

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96819    $10.63207        20,537
   01/01/2007 to 12/31/2007...........  $10.63207    $11.11985       628,407
   01/01/2008 to 12/31/2008...........  $11.11985    $ 8.10113       996,525
   01/01/2009 to 12/31/2009...........  $ 8.10113    $ 9.89341       963,504
   01/01/2010 to 12/31/2010...........  $ 9.89341    $10.85547     1,022,083
   01/01/2011 to 12/31/2011...........  $10.85547    $10.89139     1,009,621
   01/01/2012 to 12/31/2012...........  $10.89139    $12.16045     1,085,086
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95050    $11.07358         6,425
   01/01/2007 to 12/31/2007...........  $11.07358    $10.50436        52,582
   01/01/2008 to 12/31/2008...........  $10.50436    $ 6.00540        55,418
   01/01/2009 to 12/31/2009...........  $ 6.00540    $ 7.31377        62,618
   01/01/2010 to 12/31/2010...........  $ 7.31377    $ 8.14800        64,639
   01/01/2011 to 12/31/2011...........  $ 8.14800    $ 7.88448        55,316
   01/01/2012 to 12/31/2012...........  $ 7.88448    $ 9.09435        70,846
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98965    $10.30028        10,514
   01/01/2007 to 12/31/2007...........  $10.30028    $11.10959        50,861
   01/01/2008 to 12/31/2008...........  $11.10959    $10.66311        47,286
   01/01/2009 to 12/31/2009...........  $10.66311    $11.76100        57,136
   01/01/2010 to 12/31/2010...........  $11.76100    $12.23466        65,204
   01/01/2011 to 12/31/2011...........  $12.23466    $12.53271        55,436
   01/01/2012 to 12/31/2012...........  $12.53271    $12.97326        56,927
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.94018    $10.46916        33,379
   01/01/2007 to 12/31/2007...........  $10.46916    $11.14637       103,389
   01/01/2008 to 12/31/2008...........  $11.14637    $ 6.51691       107,613
   01/01/2009 to 12/31/2009...........  $ 6.51691    $ 9.83292       104,528
   01/01/2010 to 12/31/2010...........  $ 9.83292    $11.20279        87,626
   01/01/2011 to 12/31/2011...........  $11.20279    $10.83436        90,509
   01/01/2012 to 12/31/2012...........  $10.83436    $12.53229        88,895
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14750    $ 9.83031        48,980
   01/01/2007 to 12/31/2007...........  $ 9.83031    $13.58724       227,197
   01/01/2008 to 12/31/2008...........  $13.58724    $ 6.68500       286,220
   01/01/2009 to 12/31/2009...........  $ 6.68500    $ 9.82196       310,772
   01/01/2010 to 12/31/2010...........  $ 9.82196    $11.63889       294,395
   01/01/2011 to 12/31/2011...........  $11.63889    $ 9.74194       226,919
   01/01/2012 to 12/31/2012...........  $ 9.74194    $ 9.93017       217,327
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97075    $10.65444        81,968
   01/01/2007 to 12/31/2007...........  $10.65444    $11.48247       397,218
   01/01/2008 to 12/31/2008...........  $11.48247    $ 6.51462       474,602
   01/01/2009 to 12/31/2009...........  $ 6.51462    $ 8.23096       481,950
   01/01/2010 to 12/31/2010...........  $ 8.23096    $ 9.28255       362,465
   01/01/2011 to 12/31/2011...........  $ 9.28255    $ 8.81652       354,917
   01/01/2012 to 12/31/2012...........  $ 8.81652    $ 9.62790       328,595
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99865    $ 9.97982             0
   01/01/2008 to 12/31/2008...........  $ 9.97982    $ 9.30609        42,799
   01/01/2009 to 12/31/2009...........  $ 9.30609    $10.21975        83,444
   01/01/2010 to 12/31/2010...........  $10.21975    $10.83793        82,277
   01/01/2011 to 12/31/2011...........  $10.83793    $11.30449        65,069
   01/01/2012 to 12/31/2012...........  $11.30449    $11.99408        88,104
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07812    $ 6.64404       140,497
   01/01/2009 to 12/31/2009...........  $ 6.64404    $ 8.50125       347,789
   01/01/2010 to 12/31/2010...........  $ 8.50125    $ 9.21963       372,157
   01/01/2011 to 12/31/2011...........  $ 9.21963    $ 8.91860       334,271
   01/01/2012 to 09/21/2012...........  $ 8.91860    $ 9.99371             0

* Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: LIFETIME FIVE INCOME BENEFIT ONLY (1.75%) OR HIGHEST
   DAILY LIFETIME FIVE INCOME BENEFIT ONLY (1.75%) OR HD GRO 60 BPS (1.75%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97003    $10.54251     1,800,950
   01/01/2007 to 12/31/2007...........  $10.54251    $11.31443     7,345,965
   01/01/2008 to 12/31/2008...........  $11.31443    $ 7.58029     5,248,292
   01/01/2009 to 12/31/2009...........  $ 7.58029    $ 9.26448     5,326,490
   01/01/2010 to 12/31/2010...........  $ 9.26448    $10.19462     5,089,366
   01/01/2011 to 12/31/2011...........  $10.19462    $ 9.75312     4,414,821
   01/01/2012 to 12/31/2012...........  $ 9.75312    $10.78971     4,205,446
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98875    $10.48624       491,170
   01/01/2007 to 12/31/2007...........  $10.48624    $11.28462     2,149,669
   01/01/2008 to 12/31/2008...........  $11.28462    $ 7.78498     1,496,155
   01/01/2009 to 12/31/2009...........  $ 7.78498    $ 9.65571     1,546,021
   01/01/2010 to 12/31/2010...........  $ 9.65571    $10.79033     1,571,211
   01/01/2011 to 12/31/2011...........  $10.79033    $10.61693     1,431,282
   01/01/2012 to 12/31/2012...........  $10.61693    $11.85825     1,399,765
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98438    $11.02064             0
   01/01/2007 to 12/31/2007...........  $11.02064    $10.81865             0
   01/01/2008 to 12/31/2008...........  $10.81865    $ 6.93814             0
   01/01/2009 to 12/31/2009...........  $ 6.93814    $ 8.03080         6,596
   01/01/2010 to 12/31/2010...........  $ 8.03080    $ 8.98555        11,755
   01/01/2011 to 12/31/2011...........  $ 8.98555    $ 9.14661         2,574
   01/01/2012 to 05/04/2012...........  $ 9.14661    $ 9.93586             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97944    $10.49898       660,338
   01/01/2007 to 12/31/2007...........  $10.49898    $11.25387     2,883,308
   01/01/2008 to 12/31/2008...........  $11.25387    $ 7.88566     2,705,876
   01/01/2009 to 12/31/2009...........  $ 7.88566    $ 9.55557     2,782,580
   01/01/2010 to 12/31/2010...........  $ 9.55557    $10.54773     2,691,285
   01/01/2011 to 12/31/2011...........  $10.54773    $10.24057     2,316,352
   01/01/2012 to 12/31/2012...........  $10.24057    $11.31975     2,212,535
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99857    $ 9.16255        12,751
   01/01/2012 to 12/31/2012...........  $ 9.16255    $10.07596        22,426

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94927    $11.01318             0
   01/01/2007 to 12/31/2007...........  $11.01318    $10.95037             0
   01/01/2008 to 12/31/2008...........  $10.95037    $ 6.74756             0
   01/01/2009 to 12/31/2009...........  $ 6.74756    $ 7.84238         2,315
   01/01/2010 to 12/31/2010...........  $ 7.84238    $ 8.66644         2,249
   01/01/2011 to 12/31/2011...........  $ 8.66644    $ 8.47561         1,076
   01/01/2012 to 12/31/2012...........  $ 8.47561    $ 9.44585         1,382
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99905    $ 9.38572             0
   01/01/2010 to 12/31/2010...........  $ 9.38572    $10.19992             0
   01/01/2011 to 12/31/2011...........  $10.19992    $10.99092             0
   01/01/2012 to 12/31/2012...........  $10.99092    $11.25150             0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99858    $12.04396             0
   01/01/2009 to 12/31/2009...........  $12.04396    $11.12056             0
   01/01/2010 to 12/31/2010...........  $11.12056    $12.15179             0
   01/01/2011 to 12/31/2011...........  $12.15179    $13.56492             0
   01/01/2012 to 12/31/2012...........  $13.56492    $14.09333             0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99858    $12.11286             0
   01/01/2009 to 12/31/2009...........  $12.11286    $10.98780             0
   01/01/2010 to 12/31/2010...........  $10.98780    $12.02578           100
   01/01/2011 to 12/31/2011...........  $12.02578    $13.70693           506
   01/01/2012 to 12/31/2012...........  $13.70693    $14.26024             0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99905    $ 8.79604             0
   01/01/2010 to 12/31/2010...........  $ 8.79604    $ 9.66876        58,389
   01/01/2011 to 12/31/2011...........  $ 9.66876    $11.27734            95
   01/01/2012 to 12/31/2012...........  $11.27734    $11.78346             0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99810    $11.01729        38,657
   01/01/2011 to 12/31/2011...........  $11.01729    $13.02623       638,952
   01/01/2012 to 12/31/2012...........  $13.02623    $13.67162       227,008
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99857    $12.03025       286,401
   01/01/2012 to 12/31/2012...........  $12.03025    $12.51433       365,575
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99810    $10.40740       255,326
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97974    $10.60086     1,741,226
   01/01/2007 to 12/31/2007...........  $10.60086    $11.43120     7,256,023
   01/01/2008 to 12/31/2008...........  $11.43120    $ 7.30917     5,570,348
   01/01/2009 to 12/31/2009...........  $ 7.30917    $ 9.00313     5,643,870
   01/01/2010 to 12/31/2010...........  $ 9.00313    $10.03170     5,740,105
   01/01/2011 to 12/31/2011...........  $10.03170    $ 9.62010     5,142,553
   01/01/2012 to 12/31/2012...........  $ 9.62010    $10.75186     5,122,405
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08108    $ 7.34315       104,119
   01/01/2009 to 12/31/2009...........  $ 7.34315    $ 8.90471       167,537
   01/01/2010 to 12/31/2010...........  $ 8.90471    $ 9.79462       219,911
   01/01/2011 to 12/31/2011...........  $ 9.79462    $ 9.45152       190,109
   01/01/2012 to 12/31/2012...........  $ 9.45152    $10.24388       198,399

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.88701    $12.11318             0
   01/01/2007 to 12/31/2007...........  $12.11318    $ 9.53033             0
   01/01/2008 to 12/31/2008...........  $ 9.53033    $ 6.08313             0
   01/01/2009 to 12/31/2009...........  $ 6.08313    $ 7.88735         3,042
   01/01/2010 to 12/31/2010...........  $ 7.88735    $ 9.97588         3,002
   01/01/2011 to 12/31/2011...........  $ 9.97588    $10.45070         1,299
   01/01/2012 to 12/31/2012...........  $10.45070    $11.84713         2,109
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98285    $10.45147             0
   01/01/2007 to 12/31/2007...........  $10.45147    $ 8.44578             0
   01/01/2008 to 07/18/2008...........  $ 8.44578    $ 7.73525             0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $ 9.94478             0
   01/01/2007 to 12/31/2007...........  $ 9.94478    $10.86864             0
   01/01/2008 to 12/31/2008...........  $10.86864    $ 5.97180             0
   01/01/2009 to 12/31/2009...........  $ 5.97180    $ 7.78612         2,497
   01/01/2010 to 12/31/2010...........  $ 7.78612    $10.14271         7,539
   01/01/2011 to 12/31/2011...........  $10.14271    $ 8.66144         4,659
   01/01/2012 to 12/31/2012...........  $ 8.66144    $10.22095         6,891
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10358    $ 7.50322        13,336
   01/01/2009 to 12/31/2009...........  $ 7.50322    $ 8.93974        26,953
   01/01/2010 to 12/31/2010...........  $ 8.93974    $ 9.95667        62,320
   01/01/2011 to 12/31/2011...........  $ 9.95667    $ 9.54376        42,822
   01/01/2012 to 12/31/2012...........  $ 9.54376    $10.65837        53,623
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.52216       336,742
   01/01/2007 to 12/31/2007...........  $10.52216    $11.22519     1,558,196
   01/01/2008 to 12/31/2008...........  $11.22519    $ 7.22737     1,139,320
   01/01/2009 to 12/31/2009...........  $ 7.22737    $ 8.79712     1,202,613
   01/01/2010 to 12/31/2010...........  $ 8.79712    $ 9.88773     1,180,706
   01/01/2011 to 12/31/2011...........  $ 9.88773    $ 9.57167       945,215
   01/01/2012 to 12/31/2012...........  $ 9.57167    $10.40722       936,387
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.30127       546,256
   01/01/2007 to 12/31/2007...........  $10.30127    $11.27901     2,148,978
   01/01/2008 to 12/31/2008...........  $11.27901    $ 6.57207     1,469,499
   01/01/2009 to 12/31/2009...........  $ 6.57207    $ 8.13678     1,588,708
   01/01/2010 to 12/31/2010...........  $ 8.13678    $ 9.51787     1,677,327
   01/01/2011 to 12/31/2011...........  $ 9.51787    $ 8.77313     1,401,227
   01/01/2012 to 12/31/2012...........  $ 8.77313    $ 9.73603     1,364,157
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99858    $ 7.47065        27,272
   01/01/2009 to 11/13/2009...........  $ 7.47065    $ 8.35030             0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99858    $10.74305       220,133

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17526    $ 6.11150            0
   01/01/2009 to 12/31/2009...........  $ 6.11150    $ 8.11460        4,642
   01/01/2010 to 12/31/2010...........  $ 8.11460    $ 9.58600        8,225
   01/01/2011 to 12/31/2011...........  $ 9.58600    $ 8.94656        4,220
   01/01/2012 to 12/31/2012...........  $ 8.94656    $11.14928        7,623
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93493    $10.24906            0
   01/01/2007 to 12/31/2007...........  $10.24906    $11.48125            0
   01/01/2008 to 12/31/2008...........  $11.48125    $ 6.73972            0
   01/01/2009 to 12/31/2009...........  $ 6.73972    $ 9.89579        4,004
   01/01/2010 to 12/31/2010...........  $ 9.89579    $10.72625        4,220
   01/01/2011 to 12/31/2011...........  $10.72625    $10.12478        1,716
   01/01/2012 to 12/31/2012...........  $10.12478    $11.91711        2,091
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96053    $11.03108            0
   01/01/2007 to 12/31/2007...........  $11.03108    $11.39626            0
   01/01/2008 to 12/31/2008...........  $11.39626    $ 6.64269            0
   01/01/2009 to 12/31/2009...........  $ 6.64269    $ 7.78118        4,897
   01/01/2010 to 12/31/2010...........  $ 7.78118    $ 8.63286        9,895
   01/01/2011 to 12/31/2011...........  $ 8.63286    $ 8.01634        5,256
   01/01/2012 to 12/31/2012...........  $ 8.01634    $ 9.42776        7,881
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95792    $ 9.86401            0
   01/01/2007 to 12/31/2007...........  $ 9.86401    $11.56909            0
   01/01/2008 to 12/31/2008...........  $11.56909    $ 6.73180            0
   01/01/2009 to 12/31/2009...........  $ 6.73180    $10.39351        7,059
   01/01/2010 to 12/31/2010...........  $10.39351    $12.24001        9,473
   01/01/2011 to 12/31/2011...........  $12.24001    $11.67165        4,236
   01/01/2012 to 12/31/2012...........  $11.67165    $13.72046        5,315
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03346    $ 7.63699            0
   01/01/2009 to 12/31/2009...........  $ 7.63699    $ 9.52067            0
   01/01/2010 to 12/31/2010...........  $ 9.52067    $11.86158          678
   01/01/2011 to 12/31/2011...........  $11.86158    $11.80975          427
   01/01/2012 to 12/31/2012...........  $11.80975    $13.42742          693
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.56250            0
   01/01/2007 to 12/31/2007...........  $10.56250    $10.63742            0
   01/01/2008 to 12/31/2008...........  $10.63742    $ 7.78400            0
   01/01/2009 to 12/31/2009...........  $ 7.78400    $10.37011        4,733
   01/01/2010 to 12/31/2010...........  $10.37011    $11.56763        6,252
   01/01/2011 to 12/31/2011...........  $11.56763    $11.72970        3,189
   01/01/2012 to 12/31/2012...........  $11.72970    $13.12705        4,253
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08926    $ 7.61215       57,389
   01/01/2009 to 12/31/2009...........  $ 7.61215    $ 9.23061      196,954
   01/01/2010 to 12/31/2010...........  $ 9.23061    $10.12402      196,131
   01/01/2011 to 12/31/2011...........  $10.12402    $ 9.89972      158,625
   01/01/2012 to 12/31/2012...........  $ 9.89972    $10.71473      162,464

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99209    $10.60171            0
   01/01/2007 to 12/31/2007...........  $10.60171    $12.40345            0
   01/01/2008 to 12/31/2008...........  $12.40345    $ 6.06655            0
   01/01/2009 to 12/31/2009...........  $ 6.06655    $ 8.06631        4,243
   01/01/2010 to 12/31/2010...........  $ 8.06631    $ 9.07693        5,838
   01/01/2011 to 12/31/2011...........  $ 9.07693    $ 7.76802        3,046
   01/01/2012 to 12/31/2012...........  $ 7.76802    $ 9.18910        3,757
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.01024    $10.86454            0
   01/01/2007 to 12/31/2007...........  $10.86454    $12.57772            0
   01/01/2008 to 12/31/2008...........  $12.57772    $ 6.92187            0
   01/01/2009 to 12/31/2009...........  $ 6.92187    $ 8.87760        3,530
   01/01/2010 to 12/31/2010...........  $ 8.87760    $ 9.69193        7,861
   01/01/2011 to 12/31/2011...........  $ 9.69193    $ 8.33006        3,732
   01/01/2012 to 12/31/2012...........  $ 8.33006    $ 9.55185        4,899
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99858    $10.72532      267,368
   01/01/2009 to 12/31/2009...........  $10.72532    $11.73237      128,909
   01/01/2010 to 12/31/2010...........  $11.73237    $12.77720       95,027
   01/01/2011 to 12/31/2011...........  $12.77720    $14.12060      187,387
   01/01/2012 to 12/31/2012...........  $14.12060    $15.18209       87,772
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11177    $ 7.13625       16,439
   01/01/2009 to 12/31/2009...........  $ 7.13625    $ 8.88380       67,144
   01/01/2010 to 12/31/2010...........  $ 8.88380    $ 9.93736      119,181
   01/01/2011 to 12/31/2011...........  $ 9.93736    $ 9.71107       68,162
   01/01/2012 to 12/31/2012...........  $ 9.71107    $10.84004       76,152
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96723    $10.53489            0
   01/01/2007 to 12/31/2007...........  $10.53489    $10.55381      314,971
   01/01/2008 to 12/31/2008...........  $10.55381    $ 8.54506      429,061
   01/01/2009 to 12/31/2009...........  $ 8.54506    $10.24727      458,937
   01/01/2010 to 12/31/2010...........  $10.24727    $10.80817      460,917
   01/01/2011 to 12/31/2011...........  $10.80817    $10.64726      472,112
   01/01/2012 to 12/31/2012...........  $10.64726    $11.58557      484,380
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08396    $10.28967          219
   01/01/2010 to 12/31/2010...........  $10.28967    $11.25705        2,266
   01/01/2011 to 12/31/2011...........  $11.25705    $11.13692        1,226
   01/01/2012 to 12/31/2012...........  $11.13692    $12.60745        1,644
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14535    $10.29945            0
   01/01/2010 to 12/31/2010...........  $10.29945    $11.51148        3,884
   01/01/2011 to 12/31/2011...........  $11.51148    $10.64939        4,117
   01/01/2012 to 12/31/2012...........  $10.64939    $11.85108          107
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.57842            0
   01/01/2007 to 12/31/2007...........  $10.57842    $11.37690            0
   01/01/2008 to 12/31/2008...........  $11.37690    $ 6.55421            0
   01/01/2009 to 12/31/2009...........  $ 6.55421    $ 8.75281        5,437
   01/01/2010 to 12/31/2010...........  $ 8.75281    $ 9.21909       12,381
   01/01/2011 to 12/31/2011...........  $ 9.21909    $ 8.23160        7,644
   01/01/2012 to 12/31/2012...........  $ 8.23160    $ 9.86225        8,602

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95990    $11.00919            0
   01/01/2007 to 12/31/2007...........  $11.00919    $10.49565            0
   01/01/2008 to 12/31/2008...........  $10.49565    $ 6.03521            0
   01/01/2009 to 12/31/2009...........  $ 6.03521    $ 7.08407        1,262
   01/01/2010 to 12/31/2010...........  $ 7.08407    $ 7.87845        7,746
   01/01/2011 to 12/31/2011...........  $ 7.87845    $ 7.41911        3,072
   01/01/2012 to 12/31/2012...........  $ 7.41911    $ 8.52255        3,715
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.47669            0
   01/01/2007 to 12/31/2007...........  $10.47669    $10.92227            0
   01/01/2008 to 12/31/2008...........  $10.92227    $ 8.23823            0
   01/01/2009 to 12/31/2009...........  $ 8.23823    $10.89824        2,313
   01/01/2010 to 12/31/2010...........  $10.89824    $12.14768        1,264
   01/01/2011 to 12/31/2011...........  $12.14768    $13.15337        1,206
   01/01/2012 to 12/31/2012...........  $13.15337    $13.69343        2,725
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94804    $10.21374            0
   01/01/2007 to 12/31/2007...........  $10.21374    $11.53918            0
   01/01/2008 to 12/31/2008...........  $11.53918    $ 6.38917            0
   01/01/2009 to 12/31/2009...........  $ 6.38917    $ 8.14798        7,793
   01/01/2010 to 12/31/2010...........  $ 8.14798    $ 9.58964       14,449
   01/01/2011 to 12/31/2011...........  $ 9.58964    $ 9.33879        7,967
   01/01/2012 to 12/31/2012...........  $ 9.33879    $10.30371       11,859
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96011    $11.10079            0
   01/01/2007 to 12/31/2007...........  $11.10079    $11.93449            0
   01/01/2008 to 12/31/2008...........  $11.93449    $ 7.74226            0
   01/01/2009 to 12/31/2009...........  $ 7.74226    $10.00657        4,376
   01/01/2010 to 12/31/2010...........  $10.00657    $11.01926        2,936
   01/01/2011 to 12/31/2011...........  $11.01926    $10.49074        1,831
   01/01/2012 to 12/31/2012...........  $10.49074    $12.68948        2,419
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93168    $10.38005            0
   01/01/2007 to 12/31/2007...........  $10.38005    $11.74189            0
   01/01/2008 to 12/31/2008...........  $11.74189    $ 7.35047            0
   01/01/2009 to 12/31/2009...........  $ 7.35047    $ 8.97986          604
   01/01/2010 to 12/31/2010...........  $ 8.97986    $ 9.95374        4,601
   01/01/2011 to 12/31/2011...........  $ 9.95374    $ 9.72471        1,801
   01/01/2012 to 12/31/2012...........  $ 9.72471    $11.19006        1,984
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99858    $10.19406            0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.92901    $10.39990            0
   01/01/2007 to 12/31/2007...........  $10.39990    $10.50138            0
   01/01/2008 to 12/31/2008...........  $10.50138    $ 6.38584            0
   01/01/2009 to 12/31/2009...........  $ 6.38584    $ 8.71638        1,504
   01/01/2010 to 12/31/2010...........  $ 8.71638    $10.58897        1,510
   01/01/2011 to 12/31/2011...........  $10.58897    $10.04800          608
   01/01/2012 to 12/31/2012...........  $10.04800    $11.69310          766

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99975    $10.20465            0
   01/01/2007 to 12/31/2007...........  $10.20465    $10.51994            0
   01/01/2008 to 12/31/2008...........  $10.51994    $10.59840            0
   01/01/2009 to 12/31/2009...........  $10.59840    $10.44180       27,394
   01/01/2010 to 12/31/2010...........  $10.44180    $10.26477       20,194
   01/01/2011 to 12/31/2011...........  $10.26477    $10.09057       14,484
   01/01/2012 to 12/31/2012...........  $10.09057    $ 9.91778       11,183
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.03571    $10.15678            0
   01/01/2007 to 12/31/2007...........  $10.15678    $10.29756            0
   01/01/2008 to 12/31/2008...........  $10.29756    $ 5.84357            0
   01/01/2009 to 12/31/2009...........  $ 5.84357    $ 8.07728        1,187
   01/01/2010 to 12/31/2010...........  $ 8.07728    $ 9.79886        3,335
   01/01/2011 to 12/31/2011...........  $ 9.79886    $ 9.39128        1,377
   01/01/2012 to 12/31/2012...........  $ 9.39128    $10.81040        1,972
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02848    $10.06951            0
   01/01/2012 to 12/31/2012...........  $10.06951    $10.37829            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96496    $10.19976            0
   01/01/2007 to 12/31/2007...........  $10.19976    $12.24905            0
   01/01/2008 to 12/31/2008...........  $12.24905    $ 6.83966            0
   01/01/2009 to 12/31/2009...........  $ 6.83966    $ 8.72450        3,055
   01/01/2010 to 12/31/2010...........  $ 8.72450    $11.03351        8,033
   01/01/2011 to 12/31/2011...........  $11.03351    $11.02690        3,421
   01/01/2012 to 12/31/2012...........  $11.02690    $12.17892        5,513
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98799    $ 9.44486            0
   01/01/2007 to 12/31/2007...........  $ 9.44486    $11.01865            0
   01/01/2008 to 12/31/2008...........  $11.01865    $ 6.22235            0
   01/01/2009 to 12/31/2009...........  $ 6.22235    $ 7.49518        2,765
   01/01/2010 to 12/31/2010...........  $ 7.49518    $ 8.85927        3,680
   01/01/2011 to 04/29/2011...........  $ 8.85927    $ 9.93478            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99858    $10.31874        3,239
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10132    $ 5.57216            0
   01/01/2009 to 12/31/2009...........  $ 5.57216    $ 9.11891        4,932
   01/01/2010 to 12/31/2010...........  $ 9.11891    $10.95795       14,211
   01/01/2011 to 12/31/2011...........  $10.95795    $ 8.58654        9,133
   01/01/2012 to 12/31/2012...........  $ 8.58654    $ 9.95162       11,260
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98017    $10.16612            0
   01/01/2007 to 12/31/2007...........  $10.16612    $10.66960            0
   01/01/2008 to 12/31/2008...........  $10.66960    $10.60295            0
   01/01/2009 to 12/31/2009...........  $10.60295    $11.48658        3,251
   01/01/2010 to 12/31/2010...........  $11.48658    $11.72926       11,456
   01/01/2011 to 12/31/2011...........  $11.72926    $11.78694        9,762
   01/01/2012 to 12/31/2012...........  $11.78694    $12.12782       10,369

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97123    $10.29870             0
   01/01/2007 to 12/31/2007...........  $10.29870    $10.96160             0
   01/01/2008 to 12/31/2008...........  $10.96160    $10.52960             0
   01/01/2009 to 12/31/2009...........  $10.52960    $12.05880        52,387
   01/01/2010 to 12/31/2010...........  $12.05880    $12.76610        80,428
   01/01/2011 to 12/31/2011...........  $12.76610    $12.94556        46,981
   01/01/2012 to 12/31/2012...........  $12.94556    $13.90862        46,392
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97916    $10.41199       145,637
   01/01/2007 to 12/31/2007...........  $10.41199    $11.12416       869,033
   01/01/2008 to 12/31/2008...........  $11.12416    $ 8.80243     1,315,556
   01/01/2009 to 12/31/2009...........  $ 8.80243    $10.38444     1,417,628
   01/01/2010 to 12/31/2010...........  $10.38444    $11.28481     1,469,096
   01/01/2011 to 12/31/2011...........  $11.28481    $11.20146     1,377,189
   01/01/2012 to 12/31/2012...........  $11.20146    $12.15069     1,420,177
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01849    $10.06939             0
   01/01/2012 to 12/31/2012...........  $10.06939    $10.59962             0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95080    $10.72630             0
   01/01/2007 to 12/31/2007...........  $10.72630    $10.76050             0
   01/01/2008 to 12/31/2008...........  $10.76050    $ 6.48081             0
   01/01/2009 to 12/31/2009...........  $ 6.48081    $ 7.75928           534
   01/01/2010 to 12/31/2010...........  $ 7.75928    $ 8.77355           588
   01/01/2011 to 12/31/2011...........  $ 8.77355    $ 8.92102         5,253
   01/01/2012 to 12/31/2012...........  $ 8.92102    $10.41605           393
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99857    $ 8.89568         1,189
   01/01/2012 to 12/31/2012...........  $ 8.89568    $ 9.89278         1,189
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09925    $ 6.69446        30,005
   01/01/2009 to 12/31/2009...........  $ 6.69446    $ 8.34595       120,538
   01/01/2010 to 12/31/2010...........  $ 8.34595    $ 9.37899       168,807
   01/01/2011 to 12/31/2011...........  $ 9.37899    $ 8.99772       123,003
   01/01/2012 to 12/31/2012...........  $ 8.99772    $10.24908       139,301

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98433    $10.56714             0
   01/01/2007 to 12/31/2007...........  $10.56714    $11.31065       102,888
   01/01/2008 to 12/31/2008...........  $11.31065    $ 7.75997        85,839
   01/01/2009 to 12/31/2009...........  $ 7.75997    $ 9.71715       170,482
   01/01/2010 to 12/31/2010...........  $ 9.71715    $10.67818       242,375
   01/01/2011 to 12/31/2011...........  $10.67818    $10.13994       193,517
   01/01/2012 to 12/31/2012...........  $10.13994    $11.07516       201,244
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90506    $ 9.90872             0
   01/01/2007 to 12/31/2007...........  $ 9.90872    $10.43378             0
   01/01/2008 to 12/31/2008...........  $10.43378    $ 6.66531             0
   01/01/2009 to 12/31/2009...........  $ 6.66531    $ 8.77180         2,301
   01/01/2010 to 12/31/2010...........  $ 8.77180    $11.76047         3,732
   01/01/2011 to 12/31/2011...........  $11.76047    $11.44523         1,577
   01/01/2012 to 12/31/2012...........  $11.44523    $12.61772         2,245
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99240    $10.45801             0
   01/01/2007 to 12/31/2007...........  $10.45801    $ 9.70078             0
   01/01/2008 to 12/31/2008...........  $ 9.70078    $ 6.70059             0
   01/01/2009 to 12/31/2009...........  $ 6.70059    $ 8.36348         4,832
   01/01/2010 to 12/31/2010...........  $ 8.36348    $10.35634         6,939
   01/01/2011 to 12/31/2011...........  $10.35634    $ 9.57011         3,019
   01/01/2012 to 12/31/2012...........  $ 9.57011    $11.11346         3,775
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96810    $10.62508        16,581
   01/01/2007 to 12/31/2007...........  $10.62508    $11.10168     1,530,578
   01/01/2008 to 12/31/2008...........  $11.10168    $ 8.07989     1,055,039
   01/01/2009 to 12/31/2009...........  $ 8.07989    $ 9.85774     1,077,905
   01/01/2010 to 12/31/2010...........  $ 9.85774    $10.80580     1,134,743
   01/01/2011 to 12/31/2011...........  $10.80580    $10.83087     1,009,735
   01/01/2012 to 12/31/2012...........  $10.83087    $12.08098     1,106,077
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95042    $11.06626             0
   01/01/2007 to 12/31/2007...........  $11.06626    $10.48707             0
   01/01/2008 to 12/31/2008...........  $10.48707    $ 5.98961             0
   01/01/2009 to 12/31/2009...........  $ 5.98961    $ 7.28736           229
   01/01/2010 to 12/31/2010...........  $ 7.28736    $ 8.11059         1,352
   01/01/2011 to 12/31/2011...........  $ 8.11059    $ 7.84060           530
   01/01/2012 to 12/31/2012...........  $ 7.84060    $ 9.03488           673

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98957    $10.29346            0
   01/01/2007 to 12/31/2007...........  $10.29346    $11.09132            0
   01/01/2008 to 12/31/2008...........  $11.09132    $10.63511            0
   01/01/2009 to 12/31/2009...........  $10.63511    $11.71854        6,106
   01/01/2010 to 12/31/2010...........  $11.71854    $12.17856        5,121
   01/01/2011 to 12/31/2011...........  $12.17856    $12.46302        4,174
   01/01/2012 to 12/31/2012...........  $12.46302    $12.88847        4,788
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.94009    $10.46223            0
   01/01/2007 to 12/31/2007...........  $10.46223    $11.12804            0
   01/01/2008 to 12/31/2008...........  $11.12804    $ 6.49978            0
   01/01/2009 to 12/31/2009...........  $ 6.49978    $ 9.79749        6,044
   01/01/2010 to 12/31/2010...........  $ 9.79749    $11.15143       28,201
   01/01/2011 to 12/31/2011...........  $11.15143    $10.77407        8,146
   01/01/2012 to 12/31/2012...........  $10.77407    $12.45032        5,640
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14742    $ 9.82387            0
   01/01/2007 to 12/31/2007...........  $ 9.82387    $13.56505            0
   01/01/2008 to 12/31/2008...........  $13.56505    $ 6.66754            0
   01/01/2009 to 12/31/2009...........  $ 6.66754    $ 9.78660       18,507
   01/01/2010 to 12/31/2010...........  $ 9.78660    $11.58555       26,610
   01/01/2011 to 12/31/2011...........  $11.58555    $ 9.68778       13,221
   01/01/2012 to 12/31/2012...........  $ 9.68778    $ 9.86519       13,931
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97067    $10.64737            0
   01/01/2007 to 12/31/2007...........  $10.64737    $11.46345            0
   01/01/2008 to 12/31/2008...........  $11.46345    $ 6.49753            0
   01/01/2009 to 12/31/2009...........  $ 6.49753    $ 8.20138       38,652
   01/01/2010 to 12/31/2010...........  $ 8.20138    $ 9.24013       44,538
   01/01/2011 to 12/31/2011...........  $ 9.24013    $ 8.76758       26,079
   01/01/2012 to 12/31/2012...........  $ 8.76758    $ 9.56505       31,664
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99857    $ 9.97857            0
   01/01/2008 to 12/31/2008...........  $ 9.97857    $ 9.29580            0
   01/01/2009 to 12/31/2009...........  $ 9.29580    $10.19841        6,401
   01/01/2010 to 12/31/2010...........  $10.19841    $10.80459        9,567
   01/01/2011 to 12/31/2011...........  $10.80459    $11.25875        5,671
   01/01/2012 to 12/31/2012...........  $11.25875    $11.93381        7,388
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07809    $ 6.63967       64,724
   01/01/2009 to 12/31/2009...........  $ 6.63967    $ 8.48729      115,986
   01/01/2010 to 12/31/2010...........  $ 8.48729    $ 9.19556      209,200
   01/01/2011 to 12/31/2011...........  $ 9.19556    $ 8.88658      196,297
   01/01/2012 to 09/21/2012...........  $ 8.88658    $ 9.95078            0

* Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: SPOUSAL LIFETIME FIVE INCOME BENEFIT ONLY (1.90%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.39927    $10.98569       583,389
   01/01/2007 to 12/31/2007...........  $10.98569    $11.77245     1,859,641
   01/01/2008 to 12/31/2008...........  $11.77245    $ 7.87551     1,785,172
   01/01/2009 to 12/31/2009...........  $ 7.87551    $ 9.61124     1,640,143
   01/01/2010 to 12/31/2010...........  $ 9.61124    $10.56057     1,463,422
   01/01/2011 to 12/31/2011...........  $10.56057    $10.08836     1,384,234
   01/01/2012 to 12/31/2012...........  $10.08836    $11.14410     1,249,343
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14643    $10.64132       118,534
   01/01/2007 to 12/31/2007...........  $10.64132    $11.43460       381,987
   01/01/2008 to 12/31/2008...........  $11.43460    $ 7.87680       484,130
   01/01/2009 to 12/31/2009...........  $ 7.87680    $ 9.75519       535,791
   01/01/2010 to 12/31/2010...........  $ 9.75519    $10.88553       434,823
   01/01/2011 to 12/31/2011...........  $10.88553    $10.69481       440,297
   01/01/2012 to 12/31/2012...........  $10.69481    $11.92762       455,812
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.72581    $11.82754             0
   01/01/2007 to 12/31/2007...........  $11.82754    $11.59346             0
   01/01/2008 to 12/31/2008...........  $11.59346    $ 7.42411         5,613
   01/01/2009 to 12/31/2009...........  $ 7.42411    $ 8.58067        50,696
   01/01/2010 to 12/31/2010...........  $ 8.58067    $ 9.58667        33,967
   01/01/2011 to 12/31/2011...........  $ 9.58667    $ 9.74413        25,398
   01/01/2012 to 05/04/2012...........  $ 9.74413    $10.57964             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.34964    $10.87782       198,275
   01/01/2007 to 12/31/2007...........  $10.87782    $11.64277       528,469
   01/01/2008 to 12/31/2008...........  $11.64277    $ 8.14626       780,685
   01/01/2009 to 12/31/2009...........  $ 8.14626    $ 9.85682       900,823
   01/01/2010 to 12/31/2010...........  $ 9.85682    $10.86424       694,237
   01/01/2011 to 12/31/2011...........  $10.86424    $10.53238       651,831
   01/01/2012 to 12/31/2012...........  $10.53238    $11.62514       606,123
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99793    $ 9.15301        76,140
   01/01/2012 to 12/31/2012...........  $ 9.15301    $10.05053        77,501
AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.55276    $12.77562             0
   01/01/2007 to 12/31/2007...........  $12.77562    $12.68399             0
   01/01/2008 to 12/31/2008...........  $12.68399    $ 7.80431         2,713
   01/01/2009 to 12/31/2009...........  $ 7.80431    $ 9.05722         4,853
   01/01/2010 to 12/31/2010...........  $ 9.05722    $ 9.99424         4,901
   01/01/2011 to 12/31/2011...........  $ 9.99424    $ 9.75979         5,672
   01/01/2012 to 12/31/2012...........  $ 9.75979    $10.86104         5,536

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99897    $ 9.37189             0
   01/01/2010 to 12/31/2010...........  $ 9.37189    $10.16992             0
   01/01/2011 to 12/31/2011...........  $10.16992    $10.94263             0
   01/01/2012 to 12/31/2012...........  $10.94263    $11.18539             0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99846    $12.02740       908,730
   01/01/2009 to 12/31/2009...........  $12.02740    $11.08899       916,869
   01/01/2010 to 12/31/2010...........  $11.08899    $12.09943       638,577
   01/01/2011 to 12/31/2011...........  $12.09943    $13.48663       417,534
   01/01/2012 to 12/31/2012...........  $13.48663    $13.99125       309,874
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99846    $12.09626       612,585
   01/01/2009 to 12/31/2009...........  $12.09626    $10.95660       502,389
   01/01/2010 to 12/31/2010...........  $10.95660    $11.97397       373,713
   01/01/2011 to 12/31/2011...........  $11.97397    $13.62798       248,886
   01/01/2012 to 12/31/2012...........  $13.62798    $14.15708       157,119
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99897    $ 8.78306        52,681
   01/01/2010 to 12/31/2010...........  $ 8.78306    $ 9.64023       528,085
   01/01/2011 to 12/31/2011...........  $ 9.64023    $11.22759       101,117
   01/01/2012 to 12/31/2012...........  $11.22759    $11.71417         9,380
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99794    $11.00110       778,013
   01/01/2011 to 12/31/2011...........  $11.00110    $12.98795       542,945
   01/01/2012 to 12/31/2012...........  $12.98795    $13.61130        65,573
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99845    $12.01256       796,652
   01/01/2012 to 12/31/2012...........  $12.01256    $12.47759       808,569
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99794    $10.39215       645,445
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.51837    $11.16214       696,836
   01/01/2007 to 12/31/2007...........  $11.16214    $12.01860     1,899,240
   01/01/2008 to 12/31/2008...........  $12.01860    $ 7.67349     2,229,727
   01/01/2009 to 12/31/2009...........  $ 7.67349    $ 9.43787     2,245,693
   01/01/2010 to 12/31/2010...........  $ 9.43787    $10.50081     2,023,526
   01/01/2011 to 12/31/2011...........  $10.50081    $10.05525     1,946,932
   01/01/2012 to 12/31/2012...........  $10.05525    $11.22171     1,857,703
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08104    $ 7.33582        41,079
   01/01/2009 to 12/31/2009...........  $ 7.33582    $ 8.88278        91,896
   01/01/2010 to 12/31/2010...........  $ 8.88278    $ 9.75608        50,495
   01/01/2011 to 12/31/2011...........  $ 9.75608    $ 9.40046        54,420
   01/01/2012 to 12/31/2012...........  $ 9.40046    $10.17351        57,843

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.14998    $16.09509            0
   01/01/2007 to 12/31/2007...........  $16.09509    $12.64447            0
   01/01/2008 to 12/31/2008...........  $12.64447    $ 8.05893        9,851
   01/01/2009 to 12/31/2009...........  $ 8.05893    $10.43374        8,691
   01/01/2010 to 12/31/2010...........  $10.43374    $13.17714        3,507
   01/01/2011 to 12/31/2011...........  $13.17714    $13.78398        3,870
   01/01/2012 to 12/31/2012...........  $13.78398    $15.60270        5,097
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.25302    $11.76968            0
   01/01/2007 to 12/31/2007...........  $11.76968    $ 9.49700            0
   01/01/2008 to 07/18/2008...........  $ 9.49700    $ 8.69104            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.19699    $12.11939            0
   01/01/2007 to 12/31/2007...........  $12.11939    $13.22558            0
   01/01/2008 to 12/31/2008...........  $13.22558    $ 7.25607        1,509
   01/01/2009 to 12/31/2009...........  $ 7.25607    $ 9.44657        5,695
   01/01/2010 to 12/31/2010...........  $ 9.44657    $12.28759        4,281
   01/01/2011 to 12/31/2011...........  $12.28759    $10.47763       13,701
   01/01/2012 to 12/31/2012...........  $10.47763    $12.34599       16,108
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10354    $ 7.49581       15,170
   01/01/2009 to 12/31/2009...........  $ 7.49581    $ 8.91773       61,566
   01/01/2010 to 12/31/2010...........  $ 8.91773    $ 9.91745       36,229
   01/01/2011 to 12/31/2011...........  $ 9.91745    $ 9.49220       35,462
   01/01/2012 to 12/31/2012...........  $ 9.49220    $10.58502       41,888
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04664    $10.56241      121,250
   01/01/2007 to 12/31/2007...........  $10.56241    $11.25138      309,496
   01/01/2008 to 12/31/2008...........  $11.25138    $ 7.23357      379,589
   01/01/2009 to 12/31/2009...........  $ 7.23357    $ 8.79176      378,198
   01/01/2010 to 12/31/2010...........  $ 8.79176    $ 9.86717      341,078
   01/01/2011 to 12/31/2011...........  $ 9.86717    $ 9.53771      337,060
   01/01/2012 to 12/31/2012...........  $ 9.53771    $10.35497      285,270
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16637    $10.46392      160,806
   01/01/2007 to 12/31/2007...........  $10.46392    $11.44013      410,282
   01/01/2008 to 12/31/2008...........  $11.44013    $ 6.65616      642,820
   01/01/2009 to 12/31/2009...........  $ 6.65616    $ 8.22871      589,986
   01/01/2010 to 12/31/2010...........  $ 8.22871    $ 9.61112      493,311
   01/01/2011 to 12/31/2011...........  $ 9.61112    $ 8.84603      472,345
   01/01/2012 to 12/31/2012...........  $ 8.84603    $ 9.80252      433,588
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99846    $ 7.46564       13,054
   01/01/2009 to 11/13/2009...........  $ 7.46564    $ 8.33415            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99846    $10.73228       86,013
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17514    $ 6.10747        2,748
   01/01/2009 to 12/31/2009...........  $ 6.10747    $ 8.09735        2,393
   01/01/2010 to 12/31/2010...........  $ 8.09735    $ 9.55158          790
   01/01/2011 to 12/31/2011...........  $ 9.55158    $ 8.90131        1,108
   01/01/2012 to 12/31/2012...........  $ 8.90131    $11.07650        1,022

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.24704    $11.59121            0
   01/01/2007 to 12/31/2007...........  $11.59121    $12.96551            0
   01/01/2008 to 12/31/2008...........  $12.96551    $ 7.59977        3,911
   01/01/2009 to 12/31/2009...........  $ 7.59977    $11.14229       10,548
   01/01/2010 to 12/31/2010...........  $11.14229    $12.05954        7,145
   01/01/2011 to 12/31/2011...........  $12.05954    $11.36664        3,942
   01/01/2012 to 12/31/2012...........  $11.36664    $13.35906        3,761
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.65822    $11.79214            0
   01/01/2007 to 12/31/2007...........  $11.79214    $12.16446            0
   01/01/2008 to 12/31/2008...........  $12.16446    $ 7.08000        5,343
   01/01/2009 to 12/31/2009...........  $ 7.08000    $ 8.28115       30,196
   01/01/2010 to 12/31/2010...........  $ 8.28115    $ 9.17397       15,172
   01/01/2011 to 12/31/2011...........  $ 9.17397    $ 8.50626        7,106
   01/01/2012 to 12/31/2012...........  $ 8.50626    $ 9.98923        5,872
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.12778    $11.01205            0
   01/01/2007 to 12/31/2007...........  $11.01205    $12.89631            0
   01/01/2008 to 12/31/2008...........  $12.89631    $ 7.49295        9,127
   01/01/2009 to 12/31/2009...........  $ 7.49295    $11.55150       13,822
   01/01/2010 to 12/31/2010...........  $11.55150    $13.58365        7,756
   01/01/2011 to 12/31/2011...........  $13.58365    $12.93390        7,709
   01/01/2012 to 12/31/2012...........  $12.93390    $15.18202       10,353
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03334    $ 7.63187        5,133
   01/01/2009 to 12/31/2009...........  $ 7.63187    $ 9.50032        8,060
   01/01/2010 to 12/31/2010...........  $ 9.50032    $11.81873        5,086
   01/01/2011 to 12/31/2011...........  $11.81873    $11.74963        5,080
   01/01/2012 to 12/31/2012...........  $11.74963    $13.33932        5,571
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.09677    $10.65578            0
   01/01/2007 to 12/31/2007...........  $10.65578    $10.71545            0
   01/01/2008 to 12/31/2008...........  $10.71545    $ 7.82946        1,151
   01/01/2009 to 12/31/2009...........  $ 7.82946    $10.41539       49,084
   01/01/2010 to 12/31/2010...........  $10.41539    $11.60106       33,309
   01/01/2011 to 12/31/2011...........  $11.60106    $11.74628       21,046
   01/01/2012 to 12/31/2012...........  $11.74628    $13.12633       24,311
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08922    $ 7.60464       49,973
   01/01/2009 to 12/31/2009...........  $ 7.60464    $ 9.20795      113,191
   01/01/2010 to 12/31/2010...........  $ 9.20795    $10.08437       82,518
   01/01/2011 to 12/31/2011...........  $10.08437    $ 9.84640       80,266
   01/01/2012 to 12/31/2012...........  $ 9.84640    $10.64133       95,403
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99197    $10.59108            0
   01/01/2007 to 12/31/2007...........  $10.59108    $12.37266            0
   01/01/2008 to 12/31/2008...........  $12.37266    $ 6.04263        1,782
   01/01/2009 to 12/31/2009...........  $ 6.04263    $ 8.02258       13,561
   01/01/2010 to 12/31/2010...........  $ 8.02258    $ 9.01442        7,898
   01/01/2011 to 12/31/2011...........  $ 9.01442    $ 7.70310        8,637
   01/01/2012 to 12/31/2012...........  $ 7.70310    $ 9.09880        8,392

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.01012    $10.85384            0
   01/01/2007 to 12/31/2007...........  $10.85384    $12.54671            0
   01/01/2008 to 12/31/2008...........  $12.54671    $ 6.89463       10,844
   01/01/2009 to 12/31/2009...........  $ 6.89463    $ 8.82960       22,418
   01/01/2010 to 12/31/2010...........  $ 8.82960    $ 9.62539       16,474
   01/01/2011 to 12/31/2011...........  $ 9.62539    $ 8.26071       16,303
   01/01/2012 to 12/31/2012...........  $ 8.26071    $ 9.45839       15,360
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99846    $10.71068       24,477
   01/01/2009 to 12/31/2009...........  $10.71068    $11.69915       14,887
   01/01/2010 to 12/31/2010...........  $11.69915    $12.72222       11,223
   01/01/2011 to 12/31/2011...........  $12.72222    $14.03915       16,098
   01/01/2012 to 12/31/2012...........  $14.03915    $15.07214       13,637
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11173    $ 7.12925       38,557
   01/01/2009 to 12/31/2009...........  $ 7.12925    $ 8.86201       99,298
   01/01/2010 to 12/31/2010...........  $ 8.86201    $ 9.89847       78,485
   01/01/2011 to 12/31/2011...........  $ 9.89847    $ 9.65878       61,451
   01/01/2012 to 12/31/2012...........  $ 9.65878    $10.76599       59,132
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.95216    $11.56456            0
   01/01/2007 to 12/31/2007...........  $11.56456    $11.56821       25,715
   01/01/2008 to 12/31/2008...........  $11.56821    $ 9.35251      273,549
   01/01/2009 to 12/31/2009...........  $ 9.35251    $11.19913      328,421
   01/01/2010 to 12/31/2010...........  $11.19913    $11.79468      251,199
   01/01/2011 to 12/31/2011...........  $11.79468    $11.60212      252,094
   01/01/2012 to 12/31/2012...........  $11.60212    $12.60601      248,049
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08384    $10.28767            0
   01/01/2010 to 12/31/2010...........  $10.28767    $11.23842        1,490
   01/01/2011 to 12/31/2011...........  $11.23842    $11.10228            0
   01/01/2012 to 12/31/2012...........  $11.10228    $12.54958            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14522    $10.29744            0
   01/01/2010 to 12/31/2010...........  $10.29744    $11.49224            0
   01/01/2011 to 12/31/2011...........  $11.49224    $10.61596            0
   01/01/2012 to 12/31/2012...........  $10.61596    $11.79636            0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.12272    $12.81320            0
   01/01/2007 to 12/31/2007...........  $12.81320    $13.75995            0
   01/01/2008 to 12/31/2008...........  $13.75995    $ 7.91534        6,935
   01/01/2009 to 12/31/2009...........  $ 7.91534    $10.55484        9,198
   01/01/2010 to 12/31/2010...........  $10.55484    $11.10084        6,600
   01/01/2011 to 12/31/2011...........  $11.10084    $ 9.89724        7,745
   01/01/2012 to 12/31/2012...........  $ 9.89724    $11.84030        9,100

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.09247    $12.24906            0
   01/01/2007 to 12/31/2007...........  $12.24906    $11.66043            0
   01/01/2008 to 12/31/2008...........  $11.66043    $ 6.69520        1,581
   01/01/2009 to 12/31/2009...........  $ 6.69520    $ 7.84723       14,755
   01/01/2010 to 12/31/2010...........  $ 7.84723    $ 8.71427       10,313
   01/01/2011 to 12/31/2011...........  $ 8.71427    $ 8.19415        8,564
   01/01/2012 to 12/31/2012...........  $ 8.19415    $ 9.39903        8,999
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.22221    $10.70056            0
   01/01/2007 to 12/31/2007...........  $10.70056    $11.13919            0
   01/01/2008 to 12/31/2008...........  $11.13919    $ 8.38953        2,464
   01/01/2009 to 12/31/2009...........  $ 8.38953    $11.08201        2,690
   01/01/2010 to 12/31/2010...........  $11.08201    $12.33428        4,006
   01/01/2011 to 12/31/2011...........  $12.33428    $13.33584        1,519
   01/01/2012 to 12/31/2012...........  $13.33584    $13.86283        1,530
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.16512    $11.45220            0
   01/01/2007 to 12/31/2007...........  $11.45220    $12.91932            0
   01/01/2008 to 12/31/2008...........  $12.91932    $ 7.14281       15,581
   01/01/2009 to 12/31/2009...........  $ 7.14281    $ 9.09565       56,039
   01/01/2010 to 12/31/2010...........  $ 9.09565    $10.68915       33,904
   01/01/2011 to 12/31/2011...........  $10.68915    $10.39424       22,708
   01/01/2012 to 12/31/2012...........  $10.39424    $11.45130       28,171
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.45716    $12.75677            0
   01/01/2007 to 12/31/2007...........  $12.75677    $13.69463            0
   01/01/2008 to 12/31/2008...........  $13.69463    $ 8.87094        3,583
   01/01/2009 to 12/31/2009...........  $ 8.87094    $11.44852        7,611
   01/01/2010 to 12/31/2010...........  $11.44852    $12.58852        5,988
   01/01/2011 to 12/31/2011...........  $12.58852    $11.96714        4,538
   01/01/2012 to 12/31/2012...........  $11.96714    $14.45384        3,848
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.06858    $11.55696            0
   01/01/2007 to 12/31/2007...........  $11.55696    $13.05382            0
   01/01/2008 to 12/31/2008...........  $13.05382    $ 8.15973        3,727
   01/01/2009 to 12/31/2009...........  $ 8.15973    $ 9.95377        8,768
   01/01/2010 to 12/31/2010...........  $ 9.95377    $11.01704        6,989
   01/01/2011 to 12/31/2011...........  $11.01704    $10.74757        5,292
   01/01/2012 to 12/31/2012...........  $10.74757    $12.34872        6,391
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99846    $10.18849            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.07117    $11.58488            0
   01/01/2007 to 12/31/2007...........  $11.58488    $11.68066            0
   01/01/2008 to 12/31/2008...........  $11.68066    $ 7.09254        1,439
   01/01/2009 to 12/31/2009...........  $ 7.09254    $ 9.66687       28,148
   01/01/2010 to 12/31/2010...........  $ 9.66687    $11.72633       16,543
   01/01/2011 to 12/31/2011...........  $11.72633    $11.11083       11,234
   01/01/2012 to 12/31/2012...........  $11.11083    $12.91074       14,257
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99963    $10.19448            0
   01/01/2007 to 12/31/2007...........  $10.19448    $10.49408            0
   01/01/2008 to 12/31/2008...........  $10.49408    $10.55683       94,326
   01/01/2009 to 12/31/2009...........  $10.55683    $10.38554       54,281
   01/01/2010 to 12/31/2010...........  $10.38554    $10.19444       18,279
   01/01/2011 to 12/31/2011...........  $10.19444    $10.00685       16,458
   01/01/2012 to 12/31/2012...........  $10.00685    $ 9.82027       13,241
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.67846    $11.80784            0
   01/01/2007 to 12/31/2007...........  $11.80784    $11.95373            0
   01/01/2008 to 12/31/2008...........  $11.95373    $ 6.77336        2,956
   01/01/2009 to 12/31/2009...........  $ 6.77336    $ 9.34880       17,896
   01/01/2010 to 12/31/2010...........  $ 9.34880    $11.32466       14,503
   01/01/2011 to 12/31/2011...........  $11.32466    $10.83771       11,103
   01/01/2012 to 12/31/2012...........  $10.83771    $12.45694       12,217
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02836    $10.06695            0
   01/01/2012 to 12/31/2012...........  $10.06695    $10.36040            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.38451    $12.66399            0
   01/01/2007 to 12/31/2007...........  $12.66399    $15.18589            0
   01/01/2008 to 12/31/2008...........  $15.18589    $ 8.46708       14,630
   01/01/2009 to 12/31/2009...........  $ 8.46708    $10.78443       42,729
   01/01/2010 to 12/31/2010...........  $10.78443    $13.61848       28,666
   01/01/2011 to 12/31/2011...........  $13.61848    $13.59037       20,588
   01/01/2012 to 12/31/2012...........  $13.59037    $14.98812       23,979
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.52092    $10.88374            0
   01/01/2007 to 12/31/2007...........  $10.88374    $12.67848            0
   01/01/2008 to 12/31/2008...........  $12.67848    $ 7.14915        4,676
   01/01/2009 to 12/31/2009...........  $ 7.14915    $ 8.59892       16,244
   01/01/2010 to 12/31/2010...........  $ 8.59892    $10.14886       12,972
   01/01/2011 to 04/29/2011...........  $10.14886    $11.37547            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99846    $10.30845       33,604
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10120    $ 5.56843        1,933
   01/01/2009 to 12/31/2009...........  $ 5.56843    $ 9.09942       16,312
   01/01/2010 to 12/31/2010...........  $ 9.09942    $10.91854        5,348
   01/01/2011 to 12/31/2011...........  $10.91854    $ 8.54304        3,318
   01/01/2012 to 12/31/2012...........  $ 8.54304    $ 9.88663        4,708

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04974    $10.22695            0
   01/01/2007 to 12/31/2007...........  $10.22695    $10.71750            0
   01/01/2008 to 12/31/2008...........  $10.71750    $10.63495       19,268
   01/01/2009 to 12/31/2009...........  $10.63495    $11.50428       41,221
   01/01/2010 to 12/31/2010...........  $11.50428    $11.72999       18,507
   01/01/2011 to 12/31/2011...........  $11.72999    $11.77036       19,340
   01/01/2012 to 12/31/2012...........  $11.77036    $12.09290       19,762
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97111    $10.28859            0
   01/01/2007 to 12/31/2007...........  $10.28859    $10.93452            0
   01/01/2008 to 12/31/2008...........  $10.93452    $10.48811       31,330
   01/01/2009 to 12/31/2009...........  $10.48811    $11.99359       31,097
   01/01/2010 to 12/31/2010...........  $11.99359    $12.67844       20,172
   01/01/2011 to 12/31/2011...........  $12.67844    $12.83777       21,424
   01/01/2012 to 12/31/2012...........  $12.83777    $13.77245       21,874
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.20074    $10.63282       33,620
   01/01/2007 to 12/31/2007...........  $10.63282    $11.34340      192,633
   01/01/2008 to 12/31/2008...........  $11.34340    $ 8.96271      449,801
   01/01/2009 to 12/31/2009...........  $ 8.96271    $10.55805      571,094
   01/01/2010 to 12/31/2010...........  $10.55805    $11.45661      532,128
   01/01/2011 to 12/31/2011...........  $11.45661    $11.35524      569,993
   01/01/2012 to 12/31/2012...........  $11.35524    $12.29917      539,869
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01837    $10.06686            0
   01/01/2012 to 12/31/2012...........  $10.06686    $10.58122            0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.65212    $11.47106            0
   01/01/2007 to 12/31/2007...........  $11.47106    $11.49052            0
   01/01/2008 to 12/31/2008...........  $11.49052    $ 6.91030        5,311
   01/01/2009 to 12/31/2009...........  $ 6.91030    $ 8.26135       10,516
   01/01/2010 to 12/31/2010...........  $ 8.26135    $ 9.32751        4,285
   01/01/2011 to 12/31/2011...........  $ 9.32751    $ 9.47038        4,080
   01/01/2012 to 12/31/2012...........  $ 9.47038    $11.04111        4,718
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99845    $ 8.88686            0
   01/01/2012 to 12/31/2012...........  $ 8.88686    $ 9.86852            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09921    $ 6.68783       24,912
   01/01/2009 to 12/31/2009...........  $ 6.68783    $ 8.32531       51,339
   01/01/2010 to 12/31/2010...........  $ 8.32531    $ 9.34197       31,889
   01/01/2011 to 12/31/2011...........  $ 9.34197    $ 8.94898       31,999
   01/01/2012 to 12/31/2012...........  $ 8.94898    $10.17832       32,967
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.48067    $11.08163            0
   01/01/2007 to 12/31/2007...........  $11.08163    $11.84385       10,279
   01/01/2008 to 12/31/2008...........  $11.84385    $ 8.11373       62,844
   01/01/2009 to 12/31/2009...........  $ 8.11373    $10.14527       69,894
   01/01/2010 to 12/31/2010...........  $10.14527    $11.13210       55,900
   01/01/2011 to 12/31/2011...........  $11.13210    $10.55553       57,513
   01/01/2012 to 12/31/2012...........  $10.55553    $11.51210       52,320
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90494    $ 9.89897            0
   01/01/2007 to 12/31/2007...........  $ 9.89897    $10.40798            0
   01/01/2008 to 12/31/2008...........  $10.40798    $ 6.63894        2,891
   01/01/2009 to 12/31/2009...........  $ 6.63894    $ 8.72427        7,195
   01/01/2010 to 12/31/2010...........  $ 8.72427    $11.67952        5,573
   01/01/2011 to 12/31/2011...........  $11.67952    $11.34980        5,908
   01/01/2012 to 12/31/2012...........  $11.34980    $12.49402        5,867
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.97289    $12.51865            0
   01/01/2007 to 12/31/2007...........  $12.51865    $11.59499            0
   01/01/2008 to 12/31/2008...........  $11.59499    $ 7.99717        1,428
   01/01/2009 to 12/31/2009...........  $ 7.99717    $ 9.96698       49,384
   01/01/2010 to 12/31/2010...........  $ 9.96698    $12.32368       32,174
   01/01/2011 to 12/31/2011...........  $12.32368    $11.37136       21,942
   01/01/2012 to 12/31/2012...........  $11.37136    $13.18554       26,348
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.71510    $11.41015            0
   01/01/2007 to 12/31/2007...........  $11.41015    $11.90429      216,312
   01/01/2008 to 12/31/2008...........  $11.90429    $ 8.65127      350,657
   01/01/2009 to 12/31/2009...........  $ 8.65127    $10.53936      325,608
   01/01/2010 to 12/31/2010...........  $10.53936    $11.53594      283,411
   01/01/2011 to 12/31/2011...........  $11.53594    $11.54580      276,802
   01/01/2012 to 12/31/2012...........  $11.54580    $12.85936      244,233

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.03110    $12.25615            0
   01/01/2007 to 12/31/2007...........  $12.25615    $11.59745            0
   01/01/2008 to 12/31/2008...........  $11.59745    $ 6.61400        1,700
   01/01/2009 to 12/31/2009...........  $ 6.61400    $ 8.03515        9,760
   01/01/2010 to 12/31/2010...........  $ 8.03515    $ 8.92968        6,217
   01/01/2011 to 12/31/2011...........  $ 8.92968    $ 8.61982        5,409
   01/01/2012 to 12/31/2012...........  $ 8.61982    $ 9.91807        5,686
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.55493    $ 9.83592            0
   01/01/2007 to 12/31/2007...........  $ 9.83592    $10.58257            0
   01/01/2008 to 12/31/2008...........  $10.58257    $10.13233        6,502
   01/01/2009 to 12/31/2009...........  $10.13233    $11.14805        5,761
   01/01/2010 to 12/31/2010...........  $11.14805    $11.56854        3,971
   01/01/2011 to 12/31/2011...........  $11.56854    $11.82135        3,893
   01/01/2012 to 12/31/2012...........  $11.82135    $12.20681        4,144
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93997    $10.45186            0
   01/01/2007 to 12/31/2007...........  $10.45186    $11.10054            0
   01/01/2008 to 12/31/2008...........  $11.10054    $ 6.47415       12,329
   01/01/2009 to 12/31/2009...........  $ 6.47415    $ 9.74439       29,435
   01/01/2010 to 12/31/2010...........  $ 9.74439    $11.07477       16,781
   01/01/2011 to 12/31/2011...........  $11.07477    $10.68434       12,712
   01/01/2012 to 12/31/2012...........  $10.68434    $12.32839       10,860
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.77422    $13.32198            0
   01/01/2007 to 12/31/2007...........  $13.32198    $18.36788            0
   01/01/2008 to 12/31/2008...........  $18.36788    $ 9.01490       30,349
   01/01/2009 to 12/31/2009...........  $ 9.01490    $13.21257       89,197
   01/01/2010 to 12/31/2010...........  $13.21257    $15.61837       60,070
   01/01/2011 to 12/31/2011...........  $15.61837    $13.04089       42,405
   01/01/2012 to 12/31/2012...........  $13.04089    $13.26007       51,693
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.63747    $11.34830            0
   01/01/2007 to 12/31/2007...........  $11.34830    $12.20009            0
   01/01/2008 to 12/31/2008...........  $12.20009    $ 6.90477       69,425
   01/01/2009 to 12/31/2009...........  $ 6.90477    $ 8.70257      141,530
   01/01/2010 to 12/31/2010...........  $ 8.70257    $ 9.79034       88,029
   01/01/2011 to 12/31/2011...........  $ 9.79034    $ 9.27604       79,563
   01/01/2012 to 12/31/2012...........  $ 9.27604    $10.10482       87,625
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99845    $ 9.97679            0
   01/01/2008 to 12/31/2008...........  $ 9.97679    $ 9.28052        9,674
   01/01/2009 to 12/31/2009...........  $ 9.28052    $10.16667        2,874
   01/01/2010 to 12/31/2010...........  $10.16667    $10.75520        1,992
   01/01/2011 to 12/31/2011...........  $10.75520    $11.19085        1,955
   01/01/2012 to 12/31/2012...........  $11.19085    $11.84431        2,190
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07805    $ 6.63306       45,571
   01/01/2009 to 12/31/2009...........  $ 6.63306    $ 8.46640       95,074
   01/01/2010 to 12/31/2010...........  $ 8.46640    $ 9.15945       88,928
   01/01/2011 to 12/31/2011...........  $ 9.15945    $ 8.83880       87,969
   01/01/2012 to 09/21/2012...........  $ 8.83880    $ 9.88665            0

* Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

          ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV 80 BPS (1.95%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.02472    $12.22943       595,052
   01/01/2010 to 12/31/2010...........  $12.22943    $13.43083     1,021,433
   01/01/2011 to 12/31/2011...........  $13.43083    $12.82397       828,559
   01/01/2012 to 12/31/2012...........  $12.82397    $14.15903       950,321
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.03706    $12.42655       372,398
   01/01/2010 to 12/31/2010...........  $12.42655    $13.85960       564,010
   01/01/2011 to 12/31/2011...........  $13.85960    $13.61010       468,521
   01/01/2012 to 12/31/2012...........  $13.61010    $15.17148       548,458
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.07572    $12.47459        30,817
   01/01/2010 to 12/31/2010...........  $12.47459    $13.93020        41,386
   01/01/2011 to 12/31/2011...........  $13.93020    $14.15216        38,242
   01/01/2012 to 05/04/2012...........  $14.15216    $15.36293             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.02354    $12.05401     1,006,959
   01/01/2010 to 12/31/2010...........  $12.05401    $13.27946     1,632,326
   01/01/2011 to 12/31/2011...........  $13.27946    $12.86748     1,415,567
   01/01/2012 to 12/31/2012...........  $12.86748    $14.19558     1,512,240
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99841    $ 9.15050        15,934
   01/01/2012 to 12/31/2012...........  $ 9.15050    $10.04289         3,546
AST BLACKROCK VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.09832    $12.77034         7,607
   01/01/2010 to 12/31/2010...........  $12.77034    $14.08474         7,583
   01/01/2011 to 12/31/2011...........  $14.08474    $13.74775         4,514
   01/01/2012 to 12/31/2012...........  $13.74775    $15.29152         4,483
AST BOND PORTFOLIO 2016
   05/01/2009 to 12/31/2009...........  $ 9.93825    $ 9.61926             0
   01/01/2010 to 12/31/2010...........  $ 9.61926    $10.43325             0
   01/01/2011 to 12/31/2011...........  $10.43325    $11.22044             0
   01/01/2012 to 12/31/2012...........  $11.22044    $11.46376             0
AST BOND PORTFOLIO 2018
   05/01/2009 to 12/31/2009...........  $ 9.92268    $ 9.68544             0
   01/01/2010 to 12/31/2010...........  $ 9.68544    $10.56279             0
   01/01/2011 to 12/31/2011...........  $10.56279    $11.76803             0
   01/01/2012 to 12/31/2012...........  $11.76803    $12.20245             0
AST BOND PORTFOLIO 2019
   05/01/2009 to 12/31/2009...........  $ 9.90545    $ 9.58605             0
   01/01/2010 to 12/31/2010...........  $ 9.58605    $10.47099             0
   01/01/2011 to 12/31/2011...........  $10.47099    $11.91160             0
   01/01/2012 to 12/31/2012...........  $11.91160    $12.36802             0
AST BOND PORTFOLIO 2020
   05/01/2009 to 12/31/2009...........  $ 9.88417    $ 9.26066             0
   01/01/2010 to 12/31/2010...........  $ 9.26066    $10.15943             0
   01/01/2011 to 12/31/2011...........  $10.15943    $11.82650             0
   01/01/2012 to 12/31/2012...........  $11.82650    $12.33296             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99788    $10.99580             0
   01/01/2011 to 12/31/2011...........  $10.99580    $12.97540             0
   01/01/2012 to 12/31/2012...........  $12.97540    $13.59152             0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99841    $12.00688             0
   01/01/2012 to 12/31/2012...........  $12.00688    $12.46547             0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99789    $10.38704             0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.03884    $12.32315       913,717
   01/01/2010 to 12/31/2010...........  $12.32315    $13.70422     1,318,792
   01/01/2011 to 12/31/2011...........  $13.70422    $13.11625       991,497
   01/01/2012 to 12/31/2012...........  $13.11625    $14.63036     1,179,396
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.03990    $11.95029       419,372
   01/01/2010 to 12/31/2010...........  $11.95029    $13.11882       591,941
   01/01/2011 to 12/31/2011...........  $13.11882    $12.63456       533,989
   01/01/2012 to 12/31/2012...........  $12.63456    $13.66670       570,648
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.61486    $14.52687        11,348
   01/01/2010 to 12/31/2010...........  $14.52687    $18.33755        14,638
   01/01/2011 to 12/31/2011...........  $18.33755    $19.17281         8,818
   01/01/2012 to 12/31/2012...........  $19.17281    $21.69183         9,357
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.98067    $12.99734         4,658
   01/01/2010 to 12/31/2010...........  $12.99734    $16.89809         8,552
   01/01/2011 to 12/31/2011...........  $16.89809    $14.40189        11,920
   01/01/2012 to 12/31/2012...........  $14.40189    $16.96161        15,932
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.02694    $11.98361        71,930
   01/01/2010 to 12/31/2010...........  $11.98361    $13.32052       133,699
   01/01/2011 to 12/31/2011...........  $13.32052    $12.74316        91,820
   01/01/2012 to 12/31/2012...........  $12.74316    $14.20334       132,362
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.01321    $12.30994       248,232
   01/01/2010 to 12/31/2010...........  $12.30994    $13.80890       457,611
   01/01/2011 to 12/31/2011...........  $13.80890    $13.34133       398,299
   01/01/2012 to 12/31/2012...........  $13.34133    $14.47747       430,537
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.98521    $12.16947       658,291
   01/01/2010 to 12/31/2010...........  $12.16947    $14.20708       903,054
   01/01/2011 to 12/31/2011...........  $14.20708    $13.06962       623,059
   01/01/2012 to 12/31/2012...........  $13.06962    $14.47559       799,912
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99842    $10.72870       619,637
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.85947    $13.95016         3,523
   01/01/2010 to 12/31/2010...........  $13.95016    $16.44739         6,662
   01/01/2011 to 12/31/2011...........  $16.44739    $15.32029         4,661
   01/01/2012 to 12/31/2012...........  $15.32029    $19.05468         5,526
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.04667    $12.85313        15,357
   01/01/2010 to 12/31/2010...........  $12.85313    $13.90429        27,247
   01/01/2011 to 12/31/2011...........  $13.90429    $13.09897        21,637
   01/01/2012 to 12/31/2012...........  $13.09897    $15.38733        23,054
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.12468    $12.21751        70,714
   01/01/2010 to 12/31/2010...........  $12.21751    $13.52811        82,066
   01/01/2011 to 12/31/2011...........  $13.52811    $12.53734        47,798
   01/01/2012 to 12/31/2012...........  $12.53734    $14.71569        46,389

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.05971    $13.49906        26,343
   01/01/2010 to 12/31/2010...........  $13.49906    $15.86600        43,391
   01/01/2011 to 12/31/2011...........  $15.86600    $15.09953        35,555
   01/01/2012 to 12/31/2012...........  $15.09953    $17.71525        39,905
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.95325    $12.77276        46,093
   01/01/2010 to 12/31/2010...........  $12.77276    $15.88201        53,748
   01/01/2011 to 12/31/2011...........  $15.88201    $15.78149        40,426
   01/01/2012 to 12/31/2012...........  $15.78149    $17.90792        41,625
AST HIGH YIELD PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.01714    $12.52966        25,746
   01/01/2010 to 12/31/2010...........  $12.52966    $13.94919        31,564
   01/01/2011 to 12/31/2011...........  $13.94919    $14.11698        30,928
   01/01/2012 to 12/31/2012...........  $14.11698    $15.76773        36,287
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.02472    $11.87199       282,056
   01/01/2010 to 12/31/2010...........  $11.87199    $12.99556       511,352
   01/01/2011 to 12/31/2011...........  $12.99556    $12.68275       467,260
   01/01/2012 to 12/31/2012...........  $12.68275    $13.69989       498,575
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.14326    $13.28533         3,647
   01/01/2010 to 12/31/2010...........  $13.28533    $14.92060         7,775
   01/01/2011 to 12/31/2011...........  $14.92060    $12.74401         7,548
   01/01/2012 to 12/31/2012...........  $12.74401    $15.04565         7,775
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.11776    $13.11671         8,314
   01/01/2010 to 12/31/2010...........  $13.11671    $14.29181        20,080
   01/01/2011 to 12/31/2011...........  $14.29181    $12.25942        16,831
   01/01/2012 to 12/31/2012...........  $12.25942    $14.02985        16,449
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.98134    $10.85750             0
   01/01/2010 to 12/31/2010...........  $10.85750    $11.80119             4
   01/01/2011 to 12/31/2011...........  $11.80119    $13.01645     2,156,130
   01/01/2012 to 12/31/2012...........  $13.01645    $13.96741       802,828
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.04108    $12.26108       156,056
   01/01/2010 to 12/31/2010...........  $12.26108    $13.68833       290,961
   01/01/2011 to 12/31/2011...........  $13.68833    $13.35045       254,430
   01/01/2012 to 12/31/2012...........  $13.35045    $14.87346       264,463
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.07983    $11.67943       200,326
   01/01/2010 to 12/31/2010...........  $11.67943    $12.29454       198,793
   01/01/2011 to 12/31/2011...........  $12.29454    $12.08786       153,414
   01/01/2012 to 12/31/2012...........  $12.08786    $13.12718       198,892
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08380    $10.28698             0
   01/01/2010 to 12/31/2010...........  $10.28698    $11.23222        12,805
   01/01/2011 to 12/31/2011...........  $11.23222    $11.09062        11,847
   01/01/2012 to 12/31/2012...........  $11.09062    $12.53028        21,641
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14518    $10.29678         8,334
   01/01/2010 to 12/31/2010...........  $10.29678    $11.48598        21,000
   01/01/2011 to 12/31/2011...........  $11.48598    $10.60504        14,155
   01/01/2012 to 12/31/2012...........  $10.60504    $11.77847        22,666
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.12742    $13.60349        62,037
   01/01/2010 to 12/31/2010...........  $13.60349    $14.30022        83,132
   01/01/2011 to 12/31/2011...........  $14.30022    $12.74350        59,596
   01/01/2012 to 12/31/2012...........  $12.74350    $15.23803        64,202

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.06270    $12.74667        8,054
   01/01/2010 to 12/31/2010...........  $12.74667    $14.14819       17,023
   01/01/2011 to 12/31/2011...........  $14.14819    $13.29726       13,999
   01/01/2012 to 12/31/2012...........  $13.29726    $15.24503       12,640
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.03391    $12.09710       25,052
   01/01/2010 to 12/31/2010...........  $12.09710    $13.45763       42,083
   01/01/2011 to 12/31/2011...........  $13.45763    $14.54337       33,031
   01/01/2012 to 12/31/2012...........  $14.54337    $15.11073       40,038
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.00733    $12.72864       26,187
   01/01/2010 to 12/31/2010...........  $12.72864    $14.95140       49,095
   01/01/2011 to 12/31/2011...........  $14.95140    $14.53184       33,718
   01/01/2012 to 12/31/2012...........  $14.53184    $16.00178       35,308
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.07246    $13.37974       44,276
   01/01/2010 to 12/31/2010...........  $13.37974    $14.70491       51,774
   01/01/2011 to 12/31/2011...........  $14.70491    $13.97222       31,882
   01/01/2012 to 12/31/2012...........  $13.97222    $16.86736       42,625
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.02825    $12.16473       10,629
   01/01/2010 to 12/31/2010...........  $12.16473    $13.45761       15,031
   01/01/2011 to 12/31/2011...........  $13.45761    $13.12223       10,603
   01/01/2012 to 12/31/2012...........  $13.12223    $15.06982       11,495
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99842    $10.18671        1,323
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.98590    $13.24524       13,122
   01/01/2010 to 12/31/2010...........  $13.24524    $16.05923       20,689
   01/01/2011 to 12/31/2011...........  $16.05923    $15.20886       18,500
   01/01/2012 to 12/31/2012...........  $15.20886    $17.66406       18,316
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.99969    $ 9.87777       30,575
   01/01/2010 to 12/31/2010...........  $ 9.87777    $ 9.69131       52,108
   01/01/2011 to 12/31/2011...........  $ 9.69131    $ 9.50835       61,745
   01/01/2012 to 12/31/2012...........  $ 9.50835    $ 9.32702       53,311

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.13105    $13.73161        19,970
   01/01/2010 to 12/31/2010...........  $13.73161    $16.62562        25,525
   01/01/2011 to 12/31/2011...........  $16.62562    $15.90297        19,251
   01/01/2012 to 12/31/2012...........  $15.90297    $18.27003        19,073
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02832    $10.06611             0
   01/01/2012 to 12/31/2012...........  $10.06611    $10.35436             0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.97681    $12.37664        23,156
   01/01/2010 to 12/31/2010...........  $12.37664    $15.62143        23,166
   01/01/2011 to 12/31/2011...........  $15.62143    $15.58152        14,867
   01/01/2012 to 12/31/2012...........  $15.58152    $17.17555        22,955
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.93464    $12.07932         1,603
   01/01/2010 to 12/31/2010...........  $12.07932    $14.24972         5,500
   01/01/2011 to 04/29/2011...........  $14.24972    $15.96932             0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99842    $10.30497        56,670
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.05442    $14.81166        26,588
   01/01/2010 to 12/31/2010...........  $14.81166    $17.76396        52,971
   01/01/2011 to 12/31/2011...........  $17.76396    $13.89229        40,979
   01/01/2012 to 12/31/2012...........  $13.89229    $16.06935        47,812
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.99059    $10.49444        38,522
   01/01/2010 to 12/31/2010...........  $10.49444    $10.69508        80,281
   01/01/2011 to 12/31/2011...........  $10.69508    $10.72658        75,067
   01/01/2012 to 12/31/2012...........  $10.72658    $11.01506        76,371
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.98246    $11.06240       280,956
   01/01/2010 to 12/31/2010...........  $11.06240    $11.68833       491,052
   01/01/2011 to 12/31/2011...........  $11.68833    $11.82955       440,024
   01/01/2012 to 12/31/2012...........  $11.82955    $12.68455       439,526
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.02102    $11.61945       846,292
   01/01/2010 to 12/31/2010...........  $11.61945    $12.60207     1,589,753
   01/01/2011 to 12/31/2011...........  $12.60207    $12.48452     1,460,531
   01/01/2012 to 12/31/2012...........  $12.48452    $13.51575     1,542,621
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01833    $10.06597             0
   01/01/2012 to 12/31/2012...........  $10.06597    $10.57501            26
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.07719    $12.82018         5,784
   01/01/2010 to 12/31/2010...........  $12.82018    $14.46757        17,550
   01/01/2011 to 12/31/2011...........  $14.46757    $14.68191        15,660
   01/01/2012 to 12/31/2012...........  $14.68191    $17.10866        16,612
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99841    $ 8.88392             0
   01/01/2012 to 12/31/2012...........  $ 8.88392    $ 9.86031             0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.05245    $12.35611       285,213
   01/01/2010 to 12/31/2010...........  $12.35611    $13.85815       433,340
   01/01/2011 to 12/31/2011...........  $13.85815    $13.26883       316,671
   01/01/2012 to 12/31/2012...........  $13.26883    $15.08440       408,720

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.08085    $12.39836      328,381
   01/01/2010 to 12/31/2010...........  $12.39836    $13.59785      608,087
   01/01/2011 to 12/31/2011...........  $13.59785    $12.88722      473,917
   01/01/2012 to 12/31/2012...........  $12.88722    $14.04822      562,169
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.00835    $13.14833        9,922
   01/01/2010 to 12/31/2010...........  $13.14833    $17.59375       13,981
   01/01/2011 to 12/31/2011...........  $17.59375    $17.08879       13,405
   01/01/2012 to 12/31/2012...........  $17.08879    $18.80226       14,845
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.97563    $12.95541        6,006
   01/01/2010 to 12/31/2010...........  $12.95541    $16.01106       10,614
   01/01/2011 to 12/31/2011...........  $16.01106    $14.76666       10,380
   01/01/2012 to 12/31/2012...........  $14.76666    $17.11423       10,064
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.03838    $12.15888      368,531
   01/01/2010 to 12/31/2010...........  $12.15888    $13.30202      654,745
   01/01/2011 to 12/31/2011...........  $13.30202    $13.30691      577,571
   01/01/2012 to 12/31/2012...........  $13.30691    $14.81356      658,726
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.10014    $12.91774       11,031
   01/01/2010 to 12/31/2010...........  $12.91774    $14.34884       21,374
   01/01/2011 to 12/31/2011...........  $14.34884    $13.84402       19,893
   01/01/2012 to 12/31/2012...........  $13.84402    $15.92130       21,274
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.01739    $11.11682       22,895
   01/01/2010 to 12/31/2010...........  $11.11682    $11.53051       56,304
   01/01/2011 to 12/31/2011...........  $11.53051    $11.77677       57,649
   01/01/2012 to 12/31/2012...........  $11.77677    $12.15478       50,307
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.98699    $13.17447       66,081
   01/01/2010 to 12/31/2010...........  $13.17447    $14.96577       69,563
   01/01/2011 to 12/31/2011...........  $14.96577    $14.43104       46,578
   01/01/2012 to 12/31/2012...........  $14.43104    $16.64347       51,692
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.30108    $13.76951       57,611
   01/01/2010 to 12/31/2010...........  $13.76951    $16.26883       70,128
   01/01/2011 to 12/31/2011...........  $16.26883    $13.57744       48,741
   01/01/2012 to 12/31/2012...........  $13.57744    $13.79902       55,958
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.06178    $12.77693       28,449
   01/01/2010 to 12/31/2010...........  $12.77693    $14.36696       56,592
   01/01/2011 to 12/31/2011...........  $14.36696    $13.60557       48,584
   01/01/2012 to 12/31/2012...........  $13.60557    $14.81394       67,812
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.98914    $10.76877       62,252
   01/01/2010 to 12/31/2010...........  $10.76877    $11.38650      117,168
   01/01/2011 to 12/31/2011...........  $11.38650    $11.84188       83,596
   01/01/2012 to 12/31/2012...........  $11.84188    $12.52719       94,529
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2009 to 12/31/2009...........  $10.07065    $12.83927      262,871
   01/01/2010 to 12/31/2010...........  $12.83927    $13.88351      456,344
   01/01/2011 to 12/31/2011...........  $13.88351    $13.39083      349,721
   01/01/2012 to 09/21/2012...........  $13.39083    $14.97302            0

* Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

        ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV AND HD GRO (2.00%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.08486    $ 7.85173     5,156,548
   01/01/2009 to 12/31/2009...........  $ 7.85173    $ 9.57274     5,429,944
   01/01/2010 to 12/31/2010...........  $ 9.57274    $10.50792     5,196,651
   01/01/2011 to 12/31/2011...........  $10.50792    $10.02826     4,502,954
   01/01/2012 to 12/31/2012...........  $10.02826    $11.06682     4,179,497
AST ADVANCED STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.91313    $ 7.85527     1,511,014
   01/01/2009 to 12/31/2009...........  $ 7.85527    $ 9.71908     2,166,656
   01/01/2010 to 12/31/2010...........  $ 9.71908    $10.83459     2,247,302
   01/01/2011 to 12/31/2011...........  $10.83459    $10.63439     1,860,010
   01/01/2012 to 12/31/2012...........  $10.63439    $11.84857     1,996,758
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.71895    $ 7.39638        77,951
   01/01/2009 to 12/31/2009...........  $ 7.39638    $ 8.54022        93,171
   01/01/2010 to 12/31/2010...........  $ 8.54022    $ 9.53202        88,459
   01/01/2011 to 12/31/2011...........  $ 9.53202    $ 9.67915        85,223
   01/01/2012 to 05/04/2012...........  $ 9.67915    $10.50550             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.10090    $ 8.12177     2,749,996
   01/01/2009 to 12/31/2009...........  $ 8.12177    $ 9.81762     5,945,452
   01/01/2010 to 12/31/2010...........  $ 9.81762    $10.81044     5,652,783
   01/01/2011 to 12/31/2011...........  $10.81044    $10.46997     5,046,150
   01/01/2012 to 12/31/2012...........  $10.46997    $11.54487     4,764,301
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99783    $ 9.14700     2,561,870
   01/01/2012 to 12/31/2012...........  $ 9.14700    $10.03408     2,379,956
AST BLACKROCK VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.82539    $ 7.77505       155,958
   01/01/2009 to 12/31/2009...........  $ 7.77505    $ 9.01434       156,120
   01/01/2010 to 12/31/2010...........  $ 9.01434    $ 9.93724       144,108
   01/01/2011 to 12/31/2011...........  $ 9.93724    $ 9.69471       143,677
   01/01/2012 to 12/31/2012...........  $ 9.69471    $10.77810       135,757
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99891    $ 9.36266             0
   01/01/2010 to 12/31/2010...........  $ 9.36266    $10.14987             0
   01/01/2011 to 12/31/2011...........  $10.14987    $10.91038             0
   01/01/2012 to 12/31/2012...........  $10.91038    $11.14161             0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99838    $12.01642        62,697
   01/01/2009 to 12/31/2009...........  $12.01642    $11.06804        84,267
   01/01/2010 to 12/31/2010...........  $11.06804    $12.06476        34,821
   01/01/2011 to 12/31/2011...........  $12.06476    $13.43484        16,829
   01/01/2012 to 12/31/2012...........  $13.43484    $13.92390        13,819
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99838    $12.08513        91,073
   01/01/2009 to 12/31/2009...........  $12.08513    $10.93579        85,471
   01/01/2010 to 12/31/2010...........  $10.93579    $11.93948        65,479
   01/01/2011 to 12/31/2011...........  $11.93948    $13.57548        53,824
   01/01/2012 to 12/31/2012...........  $13.57548    $14.08871        36,382
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99891    $ 8.77441         7,864
   01/01/2010 to 12/31/2010...........  $ 8.77441    $ 9.62130        76,880
   01/01/2011 to 12/31/2011...........  $ 9.62130    $11.19462        26,646
   01/01/2012 to 12/31/2012...........  $11.19462    $11.66835             0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99783    $10.99032       105,601
   01/01/2011 to 12/31/2011...........  $10.99032    $12.96252        48,721
   01/01/2012 to 12/31/2012...........  $12.96252    $13.57145         6,233
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99837    $12.00089        82,356
   01/01/2012 to 12/31/2012...........  $12.00089    $12.45321        94,433

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99784    $10.38193        88,302
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.17687    $ 7.65036     5,333,371
   01/01/2009 to 12/31/2009...........  $ 7.65036    $ 9.40019     7,061,251
   01/01/2010 to 12/31/2010...........  $ 9.40019    $10.44844     7,048,991
   01/01/2011 to 12/31/2011...........  $10.44844    $ 9.99527     5,733,047
   01/01/2012 to 12/31/2012...........  $ 9.99527    $11.14375     5,794,095
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08101    $ 7.33101       379,551
   01/01/2009 to 12/31/2009...........  $ 7.33101    $ 8.86828       876,771
   01/01/2010 to 12/31/2010...........  $ 8.86828    $ 9.73060       889,197
   01/01/2011 to 12/31/2011...........  $ 9.73060    $ 9.36678       787,948
   01/01/2012 to 12/31/2012...........  $ 9.36678    $10.12706       845,384
AST COHEN & STEERS REALTY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.64271    $ 8.02896        75,117
   01/01/2009 to 12/31/2009...........  $ 8.02896    $10.38472        87,073
   01/01/2010 to 12/31/2010...........  $10.38472    $13.10236        94,967
   01/01/2011 to 12/31/2011...........  $13.10236    $13.69242        82,479
   01/01/2012 to 12/31/2012...........  $13.69242    $15.48378        75,109
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 07/18/2008...........  $ 8.87462    $ 8.66249             0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.76805    $ 7.22906        19,587
   01/01/2009 to 12/31/2009...........  $ 7.22906    $ 9.40232        35,432
   01/01/2010 to 12/31/2010...........  $ 9.40232    $12.21815        33,322
   01/01/2011 to 12/31/2011...........  $12.21815    $10.40817        61,481
   01/01/2012 to 12/31/2012...........  $10.40817    $12.25201        64,255
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10352    $ 7.49088        11,709
   01/01/2009 to 12/31/2009...........  $ 7.49088    $ 8.90312       114,516
   01/01/2010 to 12/31/2010...........  $ 8.90312    $ 9.89157       116,182
   01/01/2011 to 12/31/2011...........  $ 9.89157    $ 9.45811       119,039
   01/01/2012 to 12/31/2012...........  $ 9.45811    $10.53678       152,023
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.71147    $ 7.21381       688,157
   01/01/2009 to 12/31/2009...........  $ 7.21381    $ 8.75917       959,767
   01/01/2010 to 12/31/2010...........  $ 8.75917    $ 9.82091       988,494
   01/01/2011 to 12/31/2011...........  $ 9.82091    $ 9.48371       824,369
   01/01/2012 to 12/31/2012...........  $ 9.48371    $10.28626       894,329
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.63940    $ 6.63806     1,046,795
   01/01/2009 to 12/31/2009...........  $ 6.63806    $ 8.19841     1,894,696
   01/01/2010 to 12/31/2010...........  $ 8.19841    $ 9.56644     1,969,413
   01/01/2011 to 12/31/2011...........  $ 9.56644    $ 8.79623     1,363,057
   01/01/2012 to 12/31/2012...........  $ 8.79623    $ 9.73774     1,518,836
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99838    $ 7.46235        40,879
   01/01/2009 to 11/13/2009...........  $ 7.46235    $ 8.32337             0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99838    $10.72518       759,424
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17506    $ 6.10468         4,200
   01/01/2009 to 12/31/2009...........  $ 6.10468    $ 8.08576         8,784
   01/01/2010 to 12/31/2010...........  $ 8.08576    $ 9.52851        10,875
   01/01/2011 to 12/31/2011...........  $ 9.52851    $ 8.87118         7,211
   01/01/2012 to 12/31/2012...........  $ 8.87118    $11.02821         9,204
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.55710    $ 7.57143        17,301
   01/01/2009 to 12/31/2009...........  $ 7.57143    $11.08988        49,111
   01/01/2010 to 12/31/2010...........  $11.08988    $11.99104        51,553
   01/01/2011 to 12/31/2011...........  $11.99104    $11.29110        28,018
   01/01/2012 to 12/31/2012...........  $11.29110    $13.25718        28,254
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.24594    $ 7.05356       228,304
   01/01/2009 to 12/31/2009...........  $ 7.05356    $ 8.24220       395,031
   01/01/2010 to 12/31/2010...........  $ 8.24220    $ 9.12197       368,229
   01/01/2011 to 12/31/2011...........  $ 9.12197    $ 8.44979       366,589
   01/01/2012 to 12/31/2012...........  $ 8.44979    $ 9.91302       308,988
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.61423    $ 7.46504        38,476
   01/01/2009 to 12/31/2009...........  $ 7.46504    $11.49714        50,576
   01/01/2010 to 12/31/2010...........  $11.49714    $13.50650        53,437
   01/01/2011 to 12/31/2011...........  $13.50650    $12.84773        41,030
   01/01/2012 to 12/31/2012...........  $12.84773    $15.06598        43,172

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03326    $ 7.62852         2,952
   01/01/2009 to 12/31/2009...........  $ 7.62852    $ 9.48684        12,889
   01/01/2010 to 12/31/2010...........  $ 9.48684    $11.79052        51,389
   01/01/2011 to 12/31/2011...........  $11.79052    $11.71022        18,168
   01/01/2012 to 12/31/2012...........  $11.71022    $13.28156        20,688
AST HIGH YIELD PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.57333    $ 7.80022        25,367
   01/01/2009 to 12/31/2009...........  $ 7.80022    $10.36610        46,663
   01/01/2010 to 12/31/2010...........  $10.36610    $11.53495        41,207
   01/01/2011 to 12/31/2011...........  $11.53495    $11.66806        48,460
   01/01/2012 to 12/31/2012...........  $11.66806    $13.02596        53,505
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08919    $ 7.59959       116,091
   01/01/2009 to 12/31/2009...........  $ 7.59959    $ 9.19270       375,735
   01/01/2010 to 12/31/2010...........  $ 9.19270    $10.05774       363,119
   01/01/2011 to 12/31/2011...........  $10.05774    $ 9.81078       361,319
   01/01/2012 to 12/31/2012...........  $ 9.81078    $10.59247       296,148
AST INTERNATIONAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.00970    $ 6.02671       133,364
   01/01/2009 to 12/31/2009...........  $ 6.02671    $ 7.99362       156,357
   01/01/2010 to 12/31/2010...........  $ 7.99362    $ 8.97315       142,792
   01/01/2011 to 12/31/2011...........  $ 8.97315    $ 7.66043       116,530
   01/01/2012 to 12/31/2012...........  $ 7.66043    $ 9.03951        96,195
AST INTERNATIONAL VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.18168    $ 6.87641        99,523
   01/01/2009 to 12/31/2009...........  $ 6.87641    $ 8.79761        94,195
   01/01/2010 to 12/31/2010...........  $ 8.79761    $ 9.58113        88,078
   01/01/2011 to 12/31/2011...........  $ 9.58113    $ 8.21462        78,075
   01/01/2012 to 12/31/2012...........  $ 8.21462    $ 9.39636        75,787
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99838    $10.70083     4,682,502
   01/01/2009 to 12/31/2009...........  $10.70083    $11.67692     2,124,345
   01/01/2010 to 12/31/2010...........  $11.67692    $12.68549     1,168,165
   01/01/2011 to 12/31/2011...........  $12.68549    $13.98483     3,388,371
   01/01/2012 to 12/31/2012...........  $13.98483    $14.99920     1,858,678
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11170    $ 7.12455        39,125
   01/01/2009 to 12/31/2009...........  $ 7.12455    $ 8.84741       128,171
   01/01/2010 to 12/31/2010...........  $ 8.84741    $ 9.87243       141,753
   01/01/2011 to 12/31/2011...........  $ 9.87243    $ 9.62404       124,364
   01/01/2012 to 12/31/2012...........  $ 9.62404    $10.71671       140,104
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.81189    $ 9.31756       386,053
   01/01/2009 to 12/31/2009...........  $ 9.31756    $11.14647       582,874
   01/01/2010 to 12/31/2010...........  $11.14647    $11.72786       603,595
   01/01/2011 to 12/31/2011...........  $11.72786    $11.52499       480,501
   01/01/2012 to 12/31/2012...........  $11.52499    $12.50989       437,810
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08376    $10.28632         1,364
   01/01/2010 to 12/31/2010...........  $10.28632    $11.22592           874
   01/01/2011 to 12/31/2011...........  $11.22592    $11.07902        16,790
   01/01/2012 to 12/31/2012...........  $11.07902    $12.51096        21,265
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14514    $10.29615             0
   01/01/2010 to 12/31/2010...........  $10.29615    $11.47968         3,609
   01/01/2011 to 12/31/2011...........  $11.47968    $10.59405         5,291
   01/01/2012 to 12/31/2012...........  $10.59405    $11.76047         5,622
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.46030    $ 7.88578       116,313
   01/01/2009 to 12/31/2009...........  $ 7.88578    $10.50517       143,651
   01/01/2010 to 12/31/2010...........  $10.50517    $11.03780       129,026
   01/01/2011 to 12/31/2011...........  $11.03780    $ 9.83134       125,803
   01/01/2012 to 12/31/2012...........  $ 9.83134    $11.74996       124,436
AST LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.99817    $ 6.66999        71,598
   01/01/2009 to 12/31/2009...........  $ 6.66999    $ 7.81007        69,788
   01/01/2010 to 12/31/2010...........  $ 7.81007    $ 8.66458        56,880
   01/01/2011 to 12/31/2011...........  $ 8.66458    $ 8.13952        55,857
   01/01/2012 to 12/31/2012...........  $ 8.13952    $ 9.32719        61,834
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.86211    $ 8.35835        89,519
   01/01/2009 to 12/31/2009...........  $ 8.35835    $11.03009        94,110
   01/01/2010 to 12/31/2010...........  $11.03009    $12.26448        87,418
   01/01/2011 to 12/31/2011...........  $12.26448    $13.24736        91,403
   01/01/2012 to 12/31/2012...........  $13.24736    $13.75731        93,149

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.58726    $ 7.11622      179,095
   01/01/2009 to 12/31/2009...........  $ 7.11622    $ 9.05285      209,647
   01/01/2010 to 12/31/2010...........  $ 9.05285    $10.62849      194,264
   01/01/2011 to 12/31/2011...........  $10.62849    $10.32516      172,784
   01/01/2012 to 12/31/2012...........  $10.32516    $11.36411      148,698
AST MFS GLOBAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.46101    $ 8.83785       67,057
   01/01/2009 to 12/31/2009...........  $ 8.83785    $11.39455       69,641
   01/01/2010 to 12/31/2010...........  $11.39455    $12.51694       66,775
   01/01/2011 to 12/31/2011...........  $12.51694    $11.88737       55,650
   01/01/2012 to 12/31/2012...........  $11.88737    $14.34349       40,643
AST MFS GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.89492    $ 8.12919       47,298
   01/01/2009 to 12/31/2009...........  $ 8.12919    $ 9.90685       49,466
   01/01/2010 to 12/31/2010...........  $ 9.90685    $10.95423       54,189
   01/01/2011 to 12/31/2011...........  $10.95423    $10.67597       33,720
   01/01/2012 to 12/31/2012...........  $10.67597    $12.25442       35,109
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99838    $10.18480            0
AST MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.78213    $ 7.06599       20,070
   01/01/2009 to 12/31/2009...........  $ 7.06599    $ 9.62124       20,667
   01/01/2010 to 12/31/2010...........  $ 9.62124    $11.65953       22,107
   01/01/2011 to 12/31/2011...........  $11.65953    $11.03672       14,167
   01/01/2012 to 12/31/2012...........  $11.03672    $12.81203       10,373

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.49553    $10.52918       273,830
   01/01/2009 to 12/31/2009...........  $10.52918    $10.34785       586,507
   01/01/2010 to 12/31/2010...........  $10.34785    $10.14728       315,255
   01/01/2011 to 12/31/2011...........  $10.14728    $ 9.95080       345,766
   01/01/2012 to 12/31/2012...........  $ 9.95080    $ 9.75612       341,542
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.80986    $ 6.74815        54,087
   01/01/2009 to 12/31/2009...........  $ 6.74815    $ 9.30482        64,787
   01/01/2010 to 12/31/2010...........  $ 9.30482    $11.26042        54,472
   01/01/2011 to 12/31/2011...........  $11.26042    $10.76561        53,309
   01/01/2012 to 12/31/2012...........  $10.76561    $12.36201        56,155
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02828    $10.06526         1,126
   01/01/2012 to 12/31/2012...........  $10.06526    $10.34839        59,585
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $13.36122    $ 8.43558       120,168
   01/01/2009 to 12/31/2009...........  $ 8.43558    $10.73369       134,535
   01/01/2010 to 12/31/2010...........  $10.73369    $13.54107       171,807
   01/01/2011 to 12/31/2011...........  $13.54107    $13.49978       132,082
   01/01/2012 to 12/31/2012...........  $13.49978    $14.87354       113,107
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.97553    $ 7.12239        25,973
   01/01/2009 to 12/31/2009...........  $ 7.12239    $ 8.55827        34,175
   01/01/2010 to 12/31/2010...........  $ 8.55827    $10.09108        32,545
   01/01/2011 to 04/29/2011...........  $10.09108    $11.30707             0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99838    $10.30158        81,008
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10112    $ 5.56591        19,671
   01/01/2009 to 12/31/2009...........  $ 5.56591    $ 9.08638       170,536
   01/01/2010 to 12/31/2010...........  $ 9.08638    $10.89213       190,362
   01/01/2011 to 12/31/2011...........  $10.89213    $ 8.51405       147,056
   01/01/2012 to 12/31/2012...........  $ 8.51405    $ 9.84347       149,372
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.98242    $10.59575       102,544
   01/01/2009 to 12/31/2009...........  $10.59575    $11.45066       146,216
   01/01/2010 to 12/31/2010...........  $11.45066    $11.66376       163,847
   01/01/2011 to 12/31/2011...........  $11.66376    $11.69252       206,500
   01/01/2012 to 12/31/2012...........  $11.69252    $12.00101       213,959
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.19729    $10.46055       275,747
   01/01/2009 to 12/31/2009...........  $10.46055    $11.95037       589,127
   01/01/2010 to 12/31/2010...........  $11.95037    $12.62027       690,427
   01/01/2011 to 12/31/2011...........  $12.62027    $12.76640       619,970
   01/01/2012 to 12/31/2012...........  $12.76640    $13.68232       590,891
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.07266    $ 8.93562     1,347,367
   01/01/2009 to 12/31/2009...........  $ 8.93562    $10.51580     3,387,171
   01/01/2010 to 12/31/2010...........  $10.51580    $11.39953     3,342,275
   01/01/2011 to 12/31/2011...........  $11.39953    $11.28767     3,067,168
   01/01/2012 to 12/31/2012...........  $11.28767    $12.21401     2,917,636
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01829    $10.06516             0
   01/01/2012 to 12/31/2012...........  $10.06516    $10.56916         2,546
AST QMA US EQUITY ALPHA PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.53943    $ 6.88447        38,550
   01/01/2009 to 12/31/2009...........  $ 6.88447    $ 8.22238        47,462
   01/01/2010 to 12/31/2010...........  $ 8.22238    $ 9.27431        44,819
   01/01/2011 to 12/31/2011...........  $ 9.27431    $ 9.40705        44,044
   01/01/2012 to 12/31/2012...........  $ 9.40705    $10.95646        38,467
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99837    $ 8.88098             0
   01/01/2012 to 12/31/2012...........  $ 8.88098    $ 9.85218             0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09919    $ 6.68342       165,849
   01/01/2009 to 12/31/2009...........  $ 6.68342    $ 8.31169       485,836
   01/01/2010 to 12/31/2010...........  $ 8.31169    $ 9.31755       486,292
   01/01/2011 to 12/31/2011...........  $ 9.31755    $ 8.91687       359,184
   01/01/2012 to 12/31/2012...........  $ 8.91687    $10.13196       440,636

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.15437    $ 8.08343       191,148
   01/01/2009 to 12/31/2009...........  $ 8.08343    $10.09749       362,933
   01/01/2010 to 12/31/2010...........  $10.09749    $11.06899       463,819
   01/01/2011 to 12/31/2011...........  $11.06899    $10.48542       379,473
   01/01/2012 to 12/31/2012...........  $10.48542    $11.42439       363,125
AST SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.31536    $ 6.62159        11,829
   01/01/2009 to 12/31/2009...........  $ 6.62159    $ 8.69297        21,177
   01/01/2010 to 12/31/2010...........  $ 8.69297    $11.62640        12,981
   01/01/2011 to 12/31/2011...........  $11.62640    $11.28700        14,569
   01/01/2012 to 12/31/2012...........  $11.28700    $12.41265        14,922
AST SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.76005    $ 7.96731        96,050
   01/01/2009 to 12/31/2009...........  $ 7.96731    $ 9.92002       100,896
   01/01/2010 to 12/31/2010...........  $ 9.92002    $12.25369        88,868
   01/01/2011 to 12/31/2011...........  $12.25369    $11.29575        81,692
   01/01/2012 to 12/31/2012...........  $11.29575    $13.08511        72,140
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.31498    $ 8.61898     1,103,798
   01/01/2009 to 12/31/2009...........  $ 8.61898    $10.48975     1,351,433
   01/01/2010 to 12/31/2010...........  $10.48975    $11.47036     1,375,810
   01/01/2011 to 12/31/2011...........  $11.47036    $11.46887     1,177,868
   01/01/2012 to 12/31/2012...........  $11.46887    $12.76116     1,287,000
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.78554    $ 6.58939       185,271
   01/01/2009 to 12/31/2009...........  $ 6.58939    $ 7.99756       216,991
   01/01/2010 to 12/31/2010...........  $ 7.99756    $ 8.87911       214,785
   01/01/2011 to 12/31/2011...........  $ 8.87911    $ 8.56256       210,398
   01/01/2012 to 12/31/2012...........  $ 8.56256    $ 9.84254       220,794
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.80186    $10.09452        53,563
   01/01/2009 to 12/31/2009...........  $10.09452    $11.09557        67,136
   01/01/2010 to 12/31/2010...........  $11.09557    $11.50292        60,985
   01/01/2011 to 12/31/2011...........  $11.50292    $11.74276        72,572
   01/01/2012 to 12/31/2012...........  $11.74276    $12.11361        66,688
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.88726    $ 6.45716        85,741
   01/01/2009 to 12/31/2009...........  $ 6.45716    $ 9.70941       152,809
   01/01/2010 to 12/31/2010...........  $ 9.70941    $11.02414       123,355
   01/01/2011 to 12/31/2011...........  $11.02414    $10.62508       117,954
   01/01/2012 to 12/31/2012...........  $10.62508    $12.24799       112,648
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $16.49090    $ 8.98133        36,153
   01/01/2009 to 12/31/2009...........  $ 8.98133    $13.15053        51,255
   01/01/2010 to 12/31/2010...........  $13.15053    $15.52981        52,620
   01/01/2011 to 12/31/2011...........  $15.52981    $12.95425        54,604
   01/01/2012 to 12/31/2012...........  $12.95425    $13.15910        45,331
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.04714    $ 6.88390       601,776
   01/01/2009 to 12/31/2009...........  $ 6.88390    $ 8.66769       690,320
   01/01/2010 to 12/31/2010...........  $ 8.66769    $ 9.74160       635,594
   01/01/2011 to 12/31/2011...........  $ 9.74160    $ 9.22075       597,446
   01/01/2012 to 12/31/2012...........  $ 9.22075    $10.03476       628,595
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.22951    $ 9.27033        23,162
   01/01/2009 to 12/31/2009...........  $ 9.27033    $10.14552       108,478
   01/01/2010 to 12/31/2010...........  $10.14552    $10.72220       115,585
   01/01/2011 to 12/31/2011...........  $10.72220    $11.14563       109,867
   01/01/2012 to 12/31/2012...........  $11.14563    $11.78482       126,306
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07802    $ 6.62871       307,539
   01/01/2009 to 12/31/2009...........  $ 6.62871    $ 8.45254       930,415
   01/01/2010 to 12/31/2010...........  $ 8.45254    $ 9.13538     1,007,771
   01/01/2011 to 12/31/2011...........  $ 9.13538    $ 8.80688       732,911
   01/01/2012 to 09/21/2012...........  $ 8.80688    $ 9.84396             0

* Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

   ACCUMULATION UNIT VALUES: LIFETIME FIVE INCOME BENEFIT, OR HIGHEST DAILY LIFETIME FIVE INCOME BENEFIT, AND COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT
 (2.25%) OR LIFETIME FIVE INCOME BENEFIT AND HIGHEST DAILY VALUE DEATH BENEFIT
                 (2.25%) OR HD GRO 60 BPS AND COMBO DB (2.25%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.38461    $10.94529     5,532,354
   01/01/2007 to 12/31/2007...........  $10.94529    $11.68877     9,731,970
   01/01/2008 to 12/31/2008...........  $11.68877    $ 7.79271     8,220,827
   01/01/2009 to 12/31/2009...........  $ 7.79271    $ 9.47766     7,744,445
   01/01/2010 to 12/31/2010...........  $ 9.47766    $10.37822     7,544,568
   01/01/2011 to 12/31/2011...........  $10.37822    $ 9.88032     6,843,878
   01/01/2012 to 12/31/2012...........  $ 9.88032    $10.87687     6,139,919
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14215    $10.61267       873,210
   01/01/2007 to 12/31/2007...........  $10.61267    $11.36459     2,362,014
   01/01/2008 to 12/31/2008...........  $11.36459    $ 7.80171     2,319,713
   01/01/2009 to 12/31/2009...........  $ 7.80171    $ 9.62915     2,200,107
   01/01/2010 to 12/31/2010...........  $ 9.62915    $10.70809     2,131,338
   01/01/2011 to 12/31/2011...........  $10.70809    $10.48454     2,058,340
   01/01/2012 to 12/31/2012...........  $10.48454    $11.65298     1,940,847
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.68420    $11.75492             0
   01/01/2007 to 12/31/2007...........  $11.75492    $11.48262             0
   01/01/2008 to 12/31/2008...........  $11.48262    $ 7.32789             0
   01/01/2009 to 12/31/2009...........  $ 7.32789    $ 8.44044             0
   01/01/2010 to 12/31/2010...........  $ 8.44044    $ 9.39776             0
   01/01/2011 to 12/31/2011...........  $ 9.39776    $ 9.51953             0
   01/01/2012 to 05/04/2012...........  $ 9.51953    $10.32353             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.33511    $10.83790     1,470,871
   01/01/2007 to 12/31/2007...........  $10.83790    $11.56011     2,588,286
   01/01/2008 to 12/31/2008...........  $11.56011    $ 8.06061     3,781,063
   01/01/2009 to 12/31/2009...........  $ 8.06061    $ 9.71989     5,689,327
   01/01/2010 to 12/31/2010...........  $ 9.71989    $10.67667     5,049,654
   01/01/2011 to 12/31/2011...........  $10.67667    $10.31523     4,565,268
   01/01/2012 to 12/31/2012...........  $10.31523    $11.34646     4,118,548

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99756    $ 9.13191     1,589,823
   01/01/2012 to 12/31/2012...........  $ 9.13191    $ 9.99296     1,398,698
AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.50768    $12.69696             0
   01/01/2007 to 12/31/2007...........  $12.69696    $12.56242             0
   01/01/2008 to 12/31/2008...........  $12.56242    $ 7.70297             0
   01/01/2009 to 12/31/2009...........  $ 7.70297    $ 8.90897             0
   01/01/2010 to 12/31/2010...........  $ 8.90897    $ 9.79708             0
   01/01/2011 to 12/31/2011...........  $ 9.79708    $ 9.53469             0
   01/01/2012 to 12/31/2012...........  $ 9.53469    $10.57417             0
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009..........  $ 9.93817    $ 9.60041             0
   01/01/2010 to 12/31/2010...........  $ 9.60041    $10.38216             0
   01/01/2011 to 12/31/2011...........  $10.38216    $11.13290             0
   01/01/2012 to 12/31/2012...........  $11.13290    $11.34091             0
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009..........  $ 9.92260    $ 9.66626             0
   01/01/2010 to 12/31/2010...........  $ 9.66626    $10.51104             0
   01/01/2011 to 12/31/2011...........  $10.51104    $11.67616             0
   01/01/2012 to 12/31/2012...........  $11.67616    $12.07152             0
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009..........  $ 9.90537    $ 9.56715             0
   01/01/2010 to 12/31/2010...........  $ 9.56715    $10.41967             0
   01/01/2011 to 12/31/2011...........  $10.41967    $11.81852             0
   01/01/2012 to 12/31/2012...........  $11.81852    $12.23524             0
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009..........  $ 9.88409    $ 9.24236             0
   01/01/2010 to 12/31/2010...........  $ 9.24236    $10.10963           676
   01/01/2011 to 12/31/2011...........  $10.10963    $11.73410             0
   01/01/2012 to 12/31/2012...........  $11.73410    $12.20077             0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99756    $10.96344             0
   01/01/2011 to 12/31/2011...........  $10.96344    $12.89923         5,764
   01/01/2012 to 12/31/2012...........  $12.89923    $13.47203         4,087
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99817    $11.97169             0
   01/01/2012 to 12/31/2012...........  $11.97169    $12.39242         3,035

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99757    $10.35646              0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.50360    $11.12115      6,561,306
   01/01/2007 to 12/31/2007...........  $11.12115    $11.93342     12,935,579
   01/01/2008 to 12/31/2008...........  $11.93342    $ 7.59294     11,371,205
   01/01/2009 to 12/31/2009...........  $ 7.59294    $ 9.30688     10,717,473
   01/01/2010 to 12/31/2010...........  $ 9.30688    $10.31961     10,433,364
   01/01/2011 to 12/31/2011...........  $10.31961    $ 9.84787      9,803,171
   01/01/2012 to 12/31/2012...........  $ 9.84787    $10.95243      9,098,455
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08094    $ 7.31895         39,416
   01/01/2009 to 12/31/2009...........  $ 7.31895    $ 8.83205         63,218
   01/01/2010 to 12/31/2010...........  $ 8.83205    $ 9.66727         88,601
   01/01/2011 to 12/31/2011...........  $ 9.66727    $ 9.28309         95,967
   01/01/2012 to 12/31/2012...........  $ 9.28309    $10.01191        166,539
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.09878    $15.99622              0
   01/01/2007 to 12/31/2007...........  $15.99622    $12.52355              0
   01/01/2008 to 12/31/2008...........  $12.52355    $ 7.95449              0
   01/01/2009 to 12/31/2009...........  $ 7.95449    $10.26325              0
   01/01/2010 to 12/31/2010...........  $10.26325    $12.91748              0
   01/01/2011 to 12/31/2011...........  $12.91748    $13.46633              0
   01/01/2012 to 12/31/2012...........  $13.46633    $15.19077              0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.20903    $11.69708              0
   01/01/2007 to 12/31/2007...........  $11.69708    $ 9.40579              0
   01/01/2008 to 07/18/2008...........  $ 9.40579    $ 8.59151              0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.14965    $12.04505              0
   01/01/2007 to 12/31/2007...........  $12.04505    $13.09925              0
   01/01/2008 to 12/31/2008...........  $13.09925    $ 7.16200              0
   01/01/2009 to 12/31/2009...........  $ 7.16200    $ 9.29215              0
   01/01/2010 to 12/31/2010...........  $ 9.29215    $12.04549              0
   01/01/2011 to 12/31/2011...........  $12.04549    $10.23600              0
   01/01/2012 to 12/31/2012...........  $10.23600    $12.01985              0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10345    $ 7.47852         23,411
   01/01/2009 to 12/31/2009...........  $ 7.47852    $ 8.86670         25,943
   01/01/2010 to 12/31/2010...........  $ 8.86670    $ 9.82698         44,009
   01/01/2011 to 12/31/2011...........  $ 9.82698    $ 9.37344         17,618
   01/01/2012 to 12/31/2012...........  $ 9.37344    $10.41682         20,660

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04243    $10.53407       617,809
   01/01/2007 to 12/31/2007...........  $10.53407    $11.18251     1,767,825
   01/01/2008 to 12/31/2008...........  $11.18251    $ 7.16462     1,552,160
   01/01/2009 to 12/31/2009...........  $ 7.16462    $ 8.67826     1,491,611
   01/01/2010 to 12/31/2010...........  $ 8.67826    $ 9.70641     1,465,024
   01/01/2011 to 12/31/2011...........  $ 9.70641    $ 9.35035     1,359,077
   01/01/2012 to 12/31/2012...........  $ 9.35035    $10.11678     1,400,860
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16209    $10.43578       731,245
   01/01/2007 to 12/31/2007...........  $10.43578    $11.37013     2,525,442
   01/01/2008 to 12/31/2008...........  $11.37013    $ 6.59282     2,355,256
   01/01/2009 to 12/31/2009...........  $ 6.59282    $ 8.12252     2,340,434
   01/01/2010 to 12/31/2010...........  $ 8.12252    $ 9.45472     2,557,617
   01/01/2011 to 12/31/2011...........  $ 9.45472    $ 8.67232     2,442,153
   01/01/2012 to 12/31/2012...........  $ 8.67232    $ 9.57690     2,190,385
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99818    $ 7.45402        13,425
   01/01/2009 to 11/13/2009...........  $ 7.45402    $ 8.29630             0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99818    $10.70738        95,020
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17485    $ 6.09790             0
   01/01/2009 to 12/31/2009...........  $ 6.09790    $ 8.05684             0
   01/01/2010 to 12/31/2010...........  $ 8.05684    $ 9.47128             0
   01/01/2011 to 12/31/2011...........  $ 9.47128    $ 8.79636             0
   01/01/2012 to 12/31/2012...........  $ 8.79636    $10.90830             0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.20329    $11.51996             0
   01/01/2007 to 12/31/2007...........  $11.51996    $12.84145             0
   01/01/2008 to 12/31/2008...........  $12.84145    $ 7.50118             0
   01/01/2009 to 12/31/2009...........  $ 7.50118    $10.96011             0
   01/01/2010 to 12/31/2010...........  $10.96011    $11.82166             0
   01/01/2011 to 12/31/2011...........  $11.82166    $11.10435             0
   01/01/2012 to 12/31/2012...........  $11.10435    $13.00602             0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.61651    $11.71945             0
   01/01/2007 to 12/31/2007...........  $11.71945    $12.04791             0
   01/01/2008 to 12/31/2008...........  $12.04791    $ 6.98810             0
   01/01/2009 to 12/31/2009...........  $ 6.98810    $ 8.14575             0
   01/01/2010 to 12/31/2010...........  $ 8.14575    $ 8.99314             0
   01/01/2011 to 12/31/2011...........  $ 8.99314    $ 8.31011             0
   01/01/2012 to 12/31/2012...........  $ 8.31011    $ 9.72534             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.08434    $10.94421            0
   01/01/2007 to 12/31/2007...........  $10.94421    $12.77287            0
   01/01/2008 to 12/31/2008...........  $12.77287    $ 7.39570            0
   01/01/2009 to 12/31/2009...........  $ 7.39570    $11.36264            0
   01/01/2010 to 12/31/2010...........  $11.36264    $13.31590            0
   01/01/2011 to 12/31/2011...........  $13.31590    $12.63558            0
   01/01/2012 to 12/31/2012...........  $12.63558    $14.78088            0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03306    $ 7.61998            0
   01/01/2009 to 12/31/2009...........  $ 7.61998    $ 9.45304            0
   01/01/2010 to 12/31/2010...........  $ 9.45304    $11.71980            0
   01/01/2011 to 12/31/2011...........  $11.71980    $11.61152            0
   01/01/2012 to 12/31/2012...........  $11.61152    $13.13736            0
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.05733    $10.59002            0
   01/01/2007 to 12/31/2007...........  $10.59002    $10.61268            0
   01/01/2008 to 12/31/2008...........  $10.61268    $ 7.72782            0
   01/01/2009 to 12/31/2009...........  $ 7.72782    $10.24484            0
   01/01/2010 to 12/31/2010...........  $10.24484    $11.37212            0
   01/01/2011 to 12/31/2011...........  $11.37212    $11.47527            0
   01/01/2012 to 12/31/2012...........  $11.47527    $12.77941            0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08912    $ 7.58716       49,807
   01/01/2009 to 12/31/2009...........  $ 7.58716    $ 9.15528       81,519
   01/01/2010 to 12/31/2010...........  $ 9.15528    $ 9.99239       89,731
   01/01/2011 to 12/31/2011...........  $ 9.99239    $ 9.72331       81,041
   01/01/2012 to 12/31/2012...........  $ 9.72331    $10.47221      107,460
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99169    $10.56677            0
   01/01/2007 to 12/31/2007...........  $10.56677    $12.30178            0
   01/01/2008 to 12/31/2008...........  $12.30178    $ 5.98731            0
   01/01/2009 to 12/31/2009...........  $ 5.98731    $ 7.92187            0
   01/01/2010 to 12/31/2010...........  $ 7.92187    $ 8.87097            0
   01/01/2011 to 12/31/2011...........  $ 8.87097    $ 7.55472            0
   01/01/2012 to 12/31/2012...........  $ 7.55472    $ 8.89293            0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.00984    $10.82889            0
   01/01/2007 to 12/31/2007...........  $10.82889    $12.47484            0
   01/01/2008 to 12/31/2008...........  $12.47484    $ 6.83160            0
   01/01/2009 to 12/31/2009...........  $ 6.83160    $ 8.71894            0
   01/01/2010 to 12/31/2010...........  $ 8.71894    $ 9.47217            0
   01/01/2011 to 12/31/2011...........  $ 9.47217    $ 8.10141            0
   01/01/2012 to 12/31/2012...........  $ 8.10141    $ 9.24419            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11164    $ 7.11287       42,503
   01/01/2009 to 12/31/2009...........  $ 7.11287    $ 8.81140       39,452
   01/01/2010 to 12/31/2010...........  $ 8.81140    $ 9.80827       37,937
   01/01/2011 to 12/31/2011...........  $ 9.80827    $ 9.53814       19,602
   01/01/2012 to 12/31/2012...........  $ 9.53814    $10.59496       55,493
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.90941    $11.49327            0
   01/01/2007 to 12/31/2007...........  $11.49327    $11.45739      301,914
   01/01/2008 to 12/31/2008...........  $11.45739    $ 9.23119      349,586
   01/01/2009 to 12/31/2009...........  $ 9.23119    $11.01602      377,710
   01/01/2010 to 12/31/2010...........  $11.01602    $11.56220      376,904
   01/01/2011 to 12/31/2011...........  $11.56220    $11.33459      367,461
   01/01/2012 to 12/31/2012...........  $11.33459    $12.27304      545,336
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08356    $10.28302            0
   01/01/2010 to 12/31/2010...........  $10.28302    $11.19487            0
   01/01/2011 to 12/31/2011...........  $11.19487    $11.02146            0
   01/01/2012 to 12/31/2012...........  $11.02146    $12.41541            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14494    $10.29281            0
   01/01/2010 to 12/31/2010...........  $10.29281    $11.44781          885
   01/01/2011 to 12/31/2011...........  $11.44781    $10.53872            0
   01/01/2012 to 12/31/2012...........  $10.53872    $11.67038            0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.07550    $12.73435            0
   01/01/2007 to 12/31/2007...........  $12.73435    $13.62815            0
   01/01/2008 to 12/31/2008...........  $13.62815    $ 7.81267            0
   01/01/2009 to 12/31/2009...........  $ 7.81267    $10.38229            0
   01/01/2010 to 12/31/2010...........  $10.38229    $10.88206            0
   01/01/2011 to 12/31/2011...........  $10.88206    $ 9.66899            0
   01/01/2012 to 12/31/2012...........  $ 9.66899    $11.52759            0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.04913    $12.17354            0
   01/01/2007 to 12/31/2007...........  $12.17354    $11.54866            0
   01/01/2008 to 12/31/2008...........  $11.54866    $ 6.60817            0
   01/01/2009 to 12/31/2009...........  $ 6.60817    $ 7.71877            0
   01/01/2010 to 12/31/2010...........  $ 7.71877    $ 8.54237            0
   01/01/2011 to 12/31/2011...........  $ 8.54237    $ 8.00512            0
   01/01/2012 to 12/31/2012...........  $ 8.00512    $ 9.15076            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.18232    $10.63464         0
   01/01/2007 to 12/31/2007...........  $10.63464    $11.03240         0
   01/01/2008 to 12/31/2008...........  $11.03240    $ 8.28063         0
   01/01/2009 to 12/31/2009...........  $ 8.28063    $10.90085         0
   01/01/2010 to 12/31/2010...........  $10.90085    $12.09106         0
   01/01/2011 to 12/31/2011...........  $12.09106    $13.02828         0
   01/01/2012 to 12/31/2012...........  $13.02828    $13.49666         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.12177    $11.38185         0
   01/01/2007 to 12/31/2007...........  $11.38185    $12.79579         0
   01/01/2008 to 12/31/2008...........  $12.79579    $ 7.05018         0
   01/01/2009 to 12/31/2009...........  $ 7.05018    $ 8.94686         0
   01/01/2010 to 12/31/2010...........  $ 8.94686    $10.47834         0
   01/01/2011 to 12/31/2011...........  $10.47834    $10.15451         0
   01/01/2012 to 12/31/2012...........  $10.15451    $11.14880         0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.41248    $12.67817         0
   01/01/2007 to 12/31/2007...........  $12.67817    $13.56337         0
   01/01/2008 to 12/31/2008...........  $13.56337    $ 8.75586         0
   01/01/2009 to 12/31/2009...........  $ 8.75586    $11.26126         0
   01/01/2010 to 12/31/2010...........  $11.26126    $12.34035         0
   01/01/2011 to 12/31/2011...........  $12.34035    $11.69116         0
   01/01/2012 to 12/31/2012...........  $11.69116    $14.07213         0
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.02534    $11.48567         0
   01/01/2007 to 12/31/2007...........  $11.48567    $12.92858         0
   01/01/2008 to 12/31/2008...........  $12.92858    $ 8.05364         0
   01/01/2009 to 12/31/2009...........  $ 8.05364    $ 9.79086         0
   01/01/2010 to 12/31/2010...........  $ 9.79086    $10.79966         0
   01/01/2011 to 12/31/2011...........  $10.79966    $10.49959         0
   01/01/2012 to 12/31/2012...........  $10.49959    $12.02243         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99818    $10.17554         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.02794    $11.51347         0
   01/01/2007 to 12/31/2007...........  $11.51347    $11.56862         0
   01/01/2008 to 12/31/2008...........  $11.56862    $ 7.00032         0
   01/01/2009 to 12/31/2009...........  $ 7.00032    $ 9.50836         0
   01/01/2010 to 12/31/2010...........  $ 9.50836    $11.49463         0
   01/01/2011 to 12/31/2011...........  $11.49463    $10.85406         0
   01/01/2012 to 12/31/2012...........  $10.85406    $12.56906         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99935    $10.17121         0
   01/01/2007 to 12/31/2007...........  $10.17121    $10.43398         0
   01/01/2008 to 12/31/2008...........  $10.43398    $10.46036         0
   01/01/2009 to 12/31/2009...........  $10.46036    $10.25552         0
   01/01/2010 to 12/31/2010...........  $10.25552    $10.03229         0
   01/01/2011 to 12/31/2011...........  $10.03229    $ 9.81415         0
   01/01/2012 to 12/31/2012...........  $ 9.81415    $ 9.59827         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.63310    $11.73524         0
   01/01/2007 to 12/31/2007...........  $11.73524    $11.83935         0
   01/01/2008 to 12/31/2008...........  $11.83935    $ 6.68549         0
   01/01/2009 to 12/31/2009...........  $ 6.68549    $ 9.19594         0
   01/01/2010 to 12/31/2010...........  $ 9.19594    $11.10141         0
   01/01/2011 to 12/31/2011...........  $11.10141    $10.58780         0
   01/01/2012 to 12/31/2012...........  $10.58780    $12.12804         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02808    $10.06097         0
   01/01/2012 to 12/31/2012...........  $10.06097    $10.31851         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.33643    $12.58620         0
   01/01/2007 to 12/31/2007...........  $12.58620    $15.04070         0
   01/01/2008 to 12/31/2008...........  $15.04070    $ 8.35729         0
   01/01/2009 to 12/31/2009...........  $ 8.35729    $10.60820         0
   01/01/2010 to 12/31/2010...........  $10.60820    $13.35009         0
   01/01/2011 to 12/31/2011...........  $13.35009    $13.27697         0
   01/01/2012 to 12/31/2012...........  $13.27697    $14.59214         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.47605    $10.81666         0
   01/01/2007 to 12/31/2007...........  $10.81666    $12.55697         0
   01/01/2008 to 12/31/2008...........  $12.55697    $ 7.05627         0
   01/01/2009 to 12/31/2009...........  $ 7.05627    $ 8.45808         0
   01/01/2010 to 12/31/2010...........  $ 8.45808    $ 9.94865         0
   01/01/2011 to 04/29/2011...........  $ 9.94865    $11.13856         0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99818    $10.28444         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10092    $ 5.55970         0
   01/01/2009 to 12/31/2009...........  $ 5.55970    $ 9.05407         0
   01/01/2010 to 12/31/2010...........  $ 9.05407    $10.82692         0
   01/01/2011 to 12/31/2011...........  $10.82692    $ 8.44241         0
   01/01/2012 to 12/31/2012...........  $ 8.44241    $ 9.73673         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.01081    $10.16415             0
   01/01/2007 to 12/31/2007...........  $10.16415    $10.61523             0
   01/01/2008 to 12/31/2008...........  $10.61523    $10.49732             0
   01/01/2009 to 12/31/2009...........  $10.49732    $11.31653             0
   01/01/2010 to 12/31/2010...........  $11.31653    $11.49897             0
   01/01/2011 to 12/31/2011...........  $11.49897    $11.49917             0
   01/01/2012 to 12/31/2012...........  $11.49917    $11.77377             0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97082    $10.26474             0
   01/01/2007 to 12/31/2007...........  $10.26474    $10.87171             0
   01/01/2008 to 12/31/2008...........  $10.87171    $10.39223             0
   01/01/2009 to 12/31/2009...........  $10.39223    $11.84329         1,354
   01/01/2010 to 12/31/2010...........  $11.84329    $12.47663         1,353
   01/01/2011 to 12/31/2011...........  $12.47663    $12.59042             0
   01/01/2012 to 12/31/2012...........  $12.59042    $13.46070             0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.18649    $10.59390       497,956
   01/01/2007 to 12/31/2007...........  $10.59390    $11.26294     1,319,704
   01/01/2008 to 12/31/2008...........  $11.26294    $ 8.86866     1,865,612
   01/01/2009 to 12/31/2009...........  $ 8.86866    $10.41144     3,275,055
   01/01/2010 to 12/31/2010...........  $10.41144    $11.25882     2,956,420
   01/01/2011 to 12/31/2011...........  $11.25882    $11.12122     2,743,932
   01/01/2012 to 12/31/2012...........  $11.12122    $12.00437     2,824,903
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01809    $10.06089             0
   01/01/2012 to 12/31/2012...........  $10.06089    $10.53869             0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.61055    $11.40033             0
   01/01/2007 to 12/31/2007...........  $11.40033    $11.38033             0
   01/01/2008 to 12/31/2008...........  $11.38033    $ 6.82050             0
   01/01/2009 to 12/31/2009...........  $ 6.82050    $ 8.12604             0
   01/01/2010 to 12/31/2010...........  $ 8.12604    $ 9.14329             0
   01/01/2011 to 12/31/2011...........  $ 9.14329    $ 9.25157             0
   01/01/2012 to 12/31/2012...........  $ 9.25157    $10.74903             0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99817    $ 8.86648             0
   01/01/2012 to 12/31/2012...........  $ 8.86648    $ 9.81199             0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09912    $ 6.67246        28,640
   01/01/2009 to 12/31/2009...........  $ 6.67246    $ 8.27770        58,285
   01/01/2010 to 12/31/2010...........  $ 8.27770    $ 9.25676        76,010
   01/01/2011 to 12/31/2011...........  $ 9.25676    $ 8.83709        96,013
   01/01/2012 to 12/31/2012...........  $ 8.83709    $10.01673        59,771

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.43974    $11.01325             0
   01/01/2007 to 12/31/2007...........  $11.01325    $11.73026        99,324
   01/01/2008 to 12/31/2008...........  $11.73026    $ 8.00838        94,965
   01/01/2009 to 12/31/2009...........  $ 8.00838    $ 9.97919       203,554
   01/01/2010 to 12/31/2010...........  $ 9.97919    $10.91252       281,952
   01/01/2011 to 12/31/2011...........  $10.91252    $10.31190       487,908
   01/01/2012 to 12/31/2012...........  $10.31190    $11.20774       388,499
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90465    $ 9.87625             0
   01/01/2007 to 12/31/2007...........  $ 9.87625    $10.34839             0
   01/01/2008 to 12/31/2008...........  $10.34839    $ 6.57832             0
   01/01/2009 to 12/31/2009...........  $ 6.57832    $ 8.61513             0
   01/01/2010 to 12/31/2010...........  $ 8.61513    $11.49409             0
   01/01/2011 to 12/31/2011...........  $11.49409    $11.13148             0
   01/01/2012 to 12/31/2012...........  $11.13148    $12.21161             0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.92633    $12.44163             0
   01/01/2007 to 12/31/2007...........  $12.44163    $11.48395             0
   01/01/2008 to 12/31/2008...........  $11.48395    $ 7.89338             0
   01/01/2009 to 12/31/2009...........  $ 7.89338    $ 9.80392             0
   01/01/2010 to 12/31/2010...........  $ 9.80392    $12.08066             0
   01/01/2011 to 12/31/2011...........  $12.08066    $11.10904             0
   01/01/2012 to 12/31/2012...........  $11.10904    $12.83722             0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.67335    $11.33991        13,042
   01/01/2007 to 12/31/2007...........  $11.33991    $11.79020     1,168,970
   01/01/2008 to 12/31/2008...........  $11.79020    $ 8.53907       854,993
   01/01/2009 to 12/31/2009...........  $ 8.53907    $10.36705       868,302
   01/01/2010 to 12/31/2010...........  $10.36705    $11.30851       861,448
   01/01/2011 to 12/31/2011...........  $11.30851    $11.27944       828,168
   01/01/2012 to 12/31/2012...........  $11.27944    $12.51966       805,114
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.98800    $12.18054             0
   01/01/2007 to 12/31/2007...........  $12.18054    $11.48624             0
   01/01/2008 to 12/31/2008...........  $11.48624    $ 6.52810             0
   01/01/2009 to 12/31/2009...........  $ 6.52810    $ 7.90362             0
   01/01/2010 to 12/31/2010...........  $ 7.90362    $ 8.75354             0
   01/01/2011 to 12/31/2011...........  $ 8.75354    $ 8.42085             0
   01/01/2012 to 12/31/2012...........  $ 8.42085    $ 9.65593             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.51777    $ 9.77542            0
   01/01/2007 to 12/31/2007...........  $ 9.77542    $10.48123            0
   01/01/2008 to 12/31/2008...........  $10.48123    $10.00096            0
   01/01/2009 to 12/31/2009...........  $10.00096    $10.96586            0
   01/01/2010 to 12/31/2010...........  $10.96586    $11.34046            0
   01/01/2011 to 12/31/2011...........  $11.34046    $11.54872            0
   01/01/2012 to 12/31/2012...........  $11.54872    $11.88441            0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93969    $10.42785            0
   01/01/2007 to 12/31/2007...........  $10.42785    $11.03694            0
   01/01/2008 to 12/31/2008...........  $11.03694    $ 6.41495            0
   01/01/2009 to 12/31/2009...........  $ 6.41495    $ 9.62234            0
   01/01/2010 to 12/31/2010...........  $ 9.62234    $10.89854            0
   01/01/2011 to 12/31/2011...........  $10.89854    $10.47838            0
   01/01/2012 to 12/31/2012...........  $10.47838    $12.04928            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.72060    $13.23998            0
   01/01/2007 to 12/31/2007...........  $13.23998    $18.19215            0
   01/01/2008 to 12/31/2008...........  $18.19215    $ 8.89797            0
   01/01/2009 to 12/31/2009...........  $ 8.89797    $12.99675            0
   01/01/2010 to 12/31/2010...........  $12.99675    $15.31064            0
   01/01/2011 to 12/31/2011...........  $15.31064    $12.74029            0
   01/01/2012 to 12/31/2012...........  $12.74029    $12.91003            0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.62249    $11.30662            0
   01/01/2007 to 12/31/2007...........  $11.30662    $12.11353            0
   01/01/2008 to 12/31/2008...........  $12.11353    $ 6.83224            0
   01/01/2009 to 12/31/2009...........  $ 6.83224    $ 8.58160            0
   01/01/2010 to 12/31/2010...........  $ 8.58160    $ 9.62121            0
   01/01/2011 to 12/31/2011...........  $ 9.62121    $ 9.08459        2,223
   01/01/2012 to 12/31/2012...........  $ 9.08459    $ 9.86225        4,081
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99817    $ 9.97260            0
   01/01/2008 to 12/31/2008...........  $ 9.97260    $ 9.24479            0
   01/01/2009 to 12/31/2009...........  $ 9.24479    $10.09286            0
   01/01/2010 to 12/31/2010...........  $10.09286    $10.64051            0
   01/01/2011 to 12/31/2011...........  $10.64051    $11.03361            0
   01/01/2012 to 12/31/2012...........  $11.03361    $11.63787            0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07796    $ 6.61789       61,258
   01/01/2009 to 12/31/2009...........  $ 6.61789    $ 8.41819      104,719
   01/01/2010 to 12/31/2010...........  $ 8.41819    $ 9.07616      130,503
   01/01/2011 to 12/31/2011...........  $ 9.07616    $ 8.72845      149,496
   01/01/2012 to 09/21/2012...........  $ 8.72845    $ 9.73895            0

* Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

       ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00%
                           SETTLEMENT SERVICE CHARGE

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08004    $10.91282      129,445
   01/01/2008 to 12/31/2008...........  $10.91282    $ 7.36563      142,405
   01/01/2009 to 12/31/2009...........  $ 7.36563    $ 9.06905       85,377
   01/01/2010 to 12/31/2010...........  $ 9.06905    $10.05357       99,862
   01/01/2011 to 12/31/2011...........  $10.05357    $ 9.68945      172,922
   01/01/2012 to 12/31/2012...........  $ 9.68945    $10.79903      187,764
AST ADVANCED STRATEGIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07305    $10.83452            0
   01/01/2008 to 12/31/2008...........  $10.83452    $ 7.53017            0
   01/01/2009 to 12/31/2009...........  $ 7.53017    $ 9.40896            0
   01/01/2010 to 12/31/2010...........  $ 9.40896    $10.59254            0
   01/01/2011 to 12/31/2011...........  $10.59254    $10.49952       36,272
   01/01/2012 to 12/31/2012...........  $10.49952    $11.81435       79,091
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12345    $10.18301            0
   01/01/2008 to 12/31/2008...........  $10.18301    $ 6.57914            0
   01/01/2009 to 12/31/2009...........  $ 6.57914    $ 7.67177        3,699
   01/01/2010 to 12/31/2010...........  $ 7.67177    $ 8.64764        4,096
   01/01/2011 to 12/31/2011...........  $ 8.64764    $ 8.86776        4,581
   01/01/2012 to 05/04/2012...........  $ 8.86776    $ 9.65752            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07151    $10.86097        3,120
   01/01/2008 to 12/31/2008...........  $10.86097    $ 7.66698      166,425
   01/01/2009 to 12/31/2009...........  $ 7.66698    $ 9.35958      160,708
   01/01/2010 to 12/31/2010...........  $ 9.35958    $10.40804      226,307
   01/01/2011 to 12/31/2011...........  $10.40804    $10.17985      366,569
   01/01/2012 to 12/31/2012...........  $10.17985    $11.33645      524,542
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99918    $ 9.20827            0
   01/01/2012 to 12/31/2012...........  $ 9.20827    $10.20156            0
AST BLACKROCK VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11154    $10.19617        2,976
   01/01/2008 to 12/31/2008...........  $10.19617    $ 6.32963            0
   01/01/2009 to 12/31/2009...........  $ 6.32963    $ 7.41124            0
   01/01/2010 to 12/31/2010...........  $ 7.41124    $ 8.25078            0
   01/01/2011 to 12/31/2011...........  $ 8.25078    $ 8.12903        4,250
   01/01/2012 to 12/31/2012...........  $ 8.12903    $ 9.12709       14,114

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09687    $11.01224       40,327
   01/01/2008 to 12/31/2008...........  $11.01224    $ 7.09376       47,327
   01/01/2009 to 12/31/2009...........  $ 7.09376    $ 8.80257       75,060
   01/01/2010 to 12/31/2010...........  $ 8.80257    $ 9.88109       85,112
   01/01/2011 to 12/31/2011...........  $ 9.88109    $ 9.54594      115,629
   01/01/2012 to 12/31/2012...........  $ 9.54594    $10.74833       85,759
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08128    $ 7.37971            0
   01/01/2009 to 12/31/2009...........  $ 7.37971    $ 9.01552            0
   01/01/2010 to 12/31/2010...........  $ 9.01552    $ 9.99007            0
   01/01/2011 to 12/31/2011...........  $ 9.99007    $ 9.71160        5,942
   01/01/2012 to 12/31/2012...........  $ 9.71160    $10.60403       50,477
AST COHEN & STEERS REALTY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10286    $ 7.81223        2,528
   01/01/2008 to 12/31/2008...........  $ 7.81223    $ 5.02371        2,463
   01/01/2009 to 12/31/2009...........  $ 5.02371    $ 6.56219        2,370
   01/01/2010 to 12/31/2010...........  $ 6.56219    $ 8.36127        3,255
   01/01/2011 to 12/31/2011...........  $ 8.36127    $ 8.82419        4,845
   01/01/2012 to 12/31/2012...........  $ 8.82419    $10.07765       33,808
AST DEAM SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09789    $ 8.33201            0
   01/01/2008 to 07/18/2008...........  $ 8.33201    $ 7.66199            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10254    $10.91958            0
   01/01/2008 to 12/31/2008...........  $10.91958    $ 6.04442            0
   01/01/2009 to 12/31/2009...........  $ 6.04442    $ 7.93932        3,166
   01/01/2010 to 12/31/2010...........  $ 7.93932    $10.41905        2,949
   01/01/2011 to 12/31/2011...........  $10.41905    $ 8.96343        2,264
   01/01/2012 to 12/31/2012...........  $ 8.96343    $10.65604        9,161
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10379    $ 7.54057            0
   01/01/2009 to 12/31/2009...........  $ 7.54057    $ 9.05097            0
   01/01/2010 to 12/31/2010...........  $ 9.05097    $10.15522            0
   01/01/2011 to 12/31/2011...........  $10.15522    $ 9.80622       17,951
   01/01/2012 to 12/31/2012...........  $ 9.80622    $11.03284       39,447
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07381    $10.77036        7,255
   01/01/2008 to 12/31/2008...........  $10.77036    $ 6.98618       42,388
   01/01/2009 to 12/31/2009...........  $ 6.98618    $ 8.56682       35,985
   01/01/2010 to 12/31/2010...........  $ 8.56682    $ 9.70021       34,782
   01/01/2011 to 12/31/2011...........  $ 9.70021    $ 9.45972       70,843
   01/01/2012 to 12/31/2012...........  $ 9.45972    $10.36217      125,844
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10404    $11.19117          469
   01/01/2008 to 12/31/2008...........  $11.19117    $ 6.56949          393
   01/01/2009 to 12/31/2009...........  $ 6.56949    $ 8.19394       29,491
   01/01/2010 to 12/31/2010...........  $ 8.19394    $ 9.65573       34,201
   01/01/2011 to 12/31/2011...........  $ 9.65573    $ 8.96603       49,820
   01/01/2012 to 12/31/2012...........  $ 8.96603    $10.02421       61,112
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99918    $ 7.49594        5,059
   01/01/2009 to 11/13/2009...........  $ 7.49594    $ 8.43273            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99918    $10.79695       47,791
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17586    $ 6.13224            0
   01/01/2009 to 12/31/2009...........  $ 6.13224    $ 8.20276          146
   01/01/2010 to 12/31/2010...........  $ 8.20276    $ 9.76197          137
   01/01/2011 to 12/31/2011...........  $ 9.76197    $ 9.17833          541
   01/01/2012 to 12/31/2012...........  $ 9.17833    $11.52315        1,910
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09100    $11.53628        4,723
   01/01/2008 to 12/31/2008...........  $11.53628    $ 6.82244        4,600
   01/01/2009 to 12/31/2009...........  $ 6.82244    $10.09167        4,428
   01/01/2010 to 12/31/2010...........  $10.09167    $11.01965        5,277
   01/01/2011 to 12/31/2011...........  $11.01965    $10.47885        6,194
   01/01/2012 to 12/31/2012...........  $10.47885    $12.42563       13,645
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11632    $10.62005            0
   01/01/2008 to 12/31/2008...........  $10.62005    $ 6.23634            0
   01/01/2009 to 12/31/2009...........  $ 6.23634    $ 7.35950        6,458
   01/01/2010 to 12/31/2010...........  $ 7.35950    $ 8.22556        5,948
   01/01/2011 to 12/31/2011...........  $ 8.22556    $ 7.69478        7,670
   01/01/2012 to 12/31/2012...........  $ 7.69478    $ 9.11684       17,500
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09800    $11.48986        1,492
   01/01/2008 to 12/31/2008...........  $11.48986    $ 6.73541            0
   01/01/2009 to 12/31/2009...........  $ 6.73541    $10.47635          231
   01/01/2010 to 12/31/2010...........  $10.47635    $12.42903          782
   01/01/2011 to 12/31/2011...........  $12.42903    $11.93976        1,490
   01/01/2012 to 12/31/2012...........  $11.93976    $14.14015       10,307
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03407    $ 7.66279          431
   01/01/2009 to 12/31/2009...........  $ 7.66279    $ 9.62383          517
   01/01/2010 to 12/31/2010...........  $ 9.62383    $12.07909        1,114
   01/01/2011 to 12/31/2011...........  $12.07909    $12.11532        1,906
   01/01/2012 to 12/31/2012...........  $12.11532    $13.87726        4,328
AST HIGH YIELD PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99918    $ 9.96607            0
   01/01/2008 to 12/31/2008...........  $ 9.96607    $ 7.34697            0
   01/01/2009 to 12/31/2009...........  $ 7.34697    $ 9.86035        3,032
   01/01/2010 to 12/31/2010...........  $ 9.86035    $11.08074       18,004
   01/01/2011 to 12/31/2011...........  $11.08074    $11.31919       24,364
   01/01/2012 to 12/31/2012...........  $11.31919    $12.76194       53,227
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08946    $ 7.64998          744
   01/01/2009 to 12/31/2009...........  $ 7.64998    $ 9.34543        2,369
   01/01/2010 to 12/31/2010...........  $ 9.34543    $10.32606        7,551
   01/01/2011 to 12/31/2011...........  $10.32606    $10.17206       13,151
   01/01/2012 to 12/31/2012...........  $10.17206    $11.09154       67,208
AST INTERNATIONAL GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.15948    $12.05201            0
   01/01/2008 to 12/31/2008...........  $12.05201    $ 5.93863            0
   01/01/2009 to 12/31/2009...........  $ 5.93863    $ 7.95483          448
   01/01/2010 to 12/31/2010...........  $ 7.95483    $ 9.01789          458
   01/01/2011 to 12/31/2011...........  $ 9.01789    $ 7.77483          437
   01/01/2012 to 12/31/2012...........  $ 7.77483    $ 9.26557        8,321

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12617    $11.65068            0
   01/01/2008 to 12/31/2008...........  $11.65068    $ 6.45950            0
   01/01/2009 to 12/31/2009...........  $ 6.45950    $ 8.34615            0
   01/01/2010 to 12/31/2010...........  $ 8.34615    $ 9.17929          607
   01/01/2011 to 12/31/2011...........  $ 9.17929    $ 7.94794        1,773
   01/01/2012 to 12/31/2012...........  $ 7.94794    $ 9.18156        3,131
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11197    $ 7.17178            0
   01/01/2009 to 12/31/2009...........  $ 7.17178    $ 8.99427            0
   01/01/2010 to 12/31/2010...........  $ 8.99427    $10.13569            0
   01/01/2011 to 12/31/2011...........  $10.13569    $ 9.97825        1,208
   01/01/2012 to 12/31/2012...........  $ 9.97825    $11.22134       27,647
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08054    $10.17383            0
   01/01/2008 to 12/31/2008...........  $10.17383    $ 8.29858       10,258
   01/01/2009 to 12/31/2009...........  $ 8.29858    $10.02568       41,174
   01/01/2010 to 12/31/2010...........  $10.02568    $10.65289       41,076
   01/01/2011 to 12/31/2011...........  $10.65289    $10.57215       44,156
   01/01/2012 to 12/31/2012...........  $10.57215    $11.58947       68,595
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08457    $10.29963            0
   01/01/2010 to 12/31/2010...........  $10.29963    $11.35164            0
   01/01/2011 to 12/31/2011...........  $11.35164    $11.31377            0
   01/01/2012 to 12/31/2012...........  $11.31377    $12.90295          518
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14595    $10.30944            0
   01/01/2010 to 12/31/2010...........  $10.30944    $11.60815          678
   01/01/2011 to 12/31/2011...........  $11.60815    $10.81845        1,493
   01/01/2012 to 12/31/2012...........  $10.81845    $12.12874        1,675
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.14435    $10.97941        2,000
   01/01/2008 to 12/31/2008...........  $10.97941    $ 6.37232        7,415
   01/01/2009 to 12/31/2009...........  $ 6.37232    $ 8.57302       10,158
   01/01/2010 to 12/31/2010...........  $ 8.57302    $ 9.09678       10,379
   01/01/2011 to 12/31/2011...........  $ 9.09678    $ 8.18270       11,011
   01/01/2012 to 12/31/2012...........  $ 8.18270    $ 9.87658       14,182
AST LARGE-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11587    $ 9.84473            0
   01/01/2008 to 12/31/2008...........  $ 9.84473    $ 5.70314            0
   01/01/2009 to 12/31/2009...........  $ 5.70314    $ 6.74404            0
   01/01/2010 to 12/31/2010...........  $ 6.74404    $ 7.55590          197
   01/01/2011 to 12/31/2011...........  $ 7.55590    $ 7.16817        1,094
   01/01/2012 to 12/31/2012...........  $ 7.16817    $ 8.29561       14,852
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.02439    $10.32185            0
   01/01/2008 to 12/31/2008...........  $10.32185    $ 7.84324            0
   01/01/2009 to 12/31/2009...........  $ 7.84324    $10.45274        5,287
   01/01/2010 to 12/31/2010...........  $10.45274    $11.73757        4,794
   01/01/2011 to 12/31/2011...........  $11.73757    $12.80336        8,496
   01/01/2012 to 12/31/2012...........  $12.80336    $13.42818       77,961

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.13199    $11.47337        2,345
   01/01/2008 to 12/31/2008...........  $11.47337    $ 6.40005            0
   01/01/2009 to 12/31/2009...........  $ 6.40005    $ 8.22241        6,687
   01/01/2010 to 12/31/2010...........  $ 8.22241    $ 9.74903        6,413
   01/01/2011 to 12/31/2011...........  $ 9.74903    $ 9.56442        5,154
   01/01/2012 to 12/31/2012...........  $ 9.56442    $10.63120       48,310
AST MFS GLOBAL EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11667    $10.95164            0
   01/01/2008 to 12/31/2008...........  $10.95164    $ 7.15759        1,243
   01/01/2009 to 12/31/2009...........  $ 7.15759    $ 9.31966       15,605
   01/01/2010 to 12/31/2010...........  $ 9.31966    $10.33903       12,339
   01/01/2011 to 12/31/2011...........  $10.33903    $ 9.91614       18,473
   01/01/2012 to 12/31/2012...........  $ 9.91614    $12.08368       28,565
AST MFS GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10694    $11.59267            0
   01/01/2008 to 12/31/2008...........  $11.59267    $ 7.31108          440
   01/01/2009 to 12/31/2009...........  $ 7.31108    $ 8.99798        3,010
   01/01/2010 to 12/31/2010...........  $ 8.99798    $10.04775        2,559
   01/01/2011 to 12/31/2011...........  $10.04775    $ 9.88927        3,386
   01/01/2012 to 12/31/2012...........  $ 9.88927    $11.46400        5,224
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99918    $10.22213            0
AST MID-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10574    $10.11084            0
   01/01/2008 to 12/31/2008...........  $10.11084    $ 6.19415            0
   01/01/2009 to 12/31/2009...........  $ 6.19415    $ 8.51751            0
   01/01/2010 to 12/31/2010...........  $ 8.51751    $10.42410            0
   01/01/2011 to 12/31/2011...........  $10.42410    $ 9.96483          972
   01/01/2012 to 12/31/2012...........  $ 9.96483    $11.68256        7,983
AST MONEY MARKET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.00052    $10.29973            0
   01/01/2008 to 12/31/2008...........  $10.29973    $10.45357       10,390
   01/01/2009 to 12/31/2009...........  $10.45357    $10.37528        8,118
   01/01/2010 to 12/31/2010...........  $10.37528    $10.27485       23,603
   01/01/2011 to 12/31/2011...........  $10.27485    $10.17598       28,226
   01/01/2012 to 12/31/2012...........  $10.17598    $10.07626      137,020
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.13369    $10.25701        2,202
   01/01/2008 to 12/31/2008...........  $10.25701    $ 5.86395        1,930
   01/01/2009 to 12/31/2009...........  $ 5.86395    $ 8.16575       10,813
   01/01/2010 to 12/31/2010...........  $ 8.16575    $ 9.97960       10,171
   01/01/2011 to 12/31/2011...........  $ 9.97960    $ 9.63540       10,393
   01/01/2012 to 12/31/2012...........  $ 9.63540    $11.17393       15,841
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11565    $11.82260            0
   01/01/2008 to 12/31/2008...........  $11.82260    $ 6.65075            0
   01/01/2009 to 12/31/2009...........  $ 6.65075    $ 8.54648            0
   01/01/2010 to 12/31/2010...........  $ 8.54648    $10.88845            0
   01/01/2011 to 12/31/2011...........  $10.88845    $10.96268          424
   01/01/2012 to 12/31/2012...........  $10.96268    $12.19821       16,652

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12073    $11.75209            0
   01/01/2008 to 12/31/2008...........  $11.75209    $ 6.68601            0
   01/01/2009 to 12/31/2009...........  $ 6.68601    $ 8.11354          149
   01/01/2010 to 12/31/2010...........  $ 8.11354    $ 9.66127          139
   01/01/2011 to 04/29/2011...........  $ 9.66127    $10.86028            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99918    $10.37057       16,117
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10192    $ 5.59093            0
   01/01/2009 to 12/31/2009...........  $ 5.59093    $ 9.21761          129
   01/01/2010 to 12/31/2010...........  $ 9.21761    $11.15868          125
   01/01/2011 to 12/31/2011...........  $11.15868    $ 8.80869        2,616
   01/01/2012 to 12/31/2012...........  $ 8.80869    $10.28504        3,295
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99034    $10.47408        6,233
   01/01/2008 to 12/31/2008...........  $10.47408    $10.48603        6,071
   01/01/2009 to 12/31/2009...........  $10.48603    $11.44430       46,373
   01/01/2010 to 12/31/2010...........  $11.44430    $11.77276       96,945
   01/01/2011 to 12/31/2011...........  $11.77276    $11.91843      101,716
   01/01/2012 to 12/31/2012...........  $11.91843    $12.35443       57,567
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99058    $10.56075            0
   01/01/2008 to 12/31/2008...........  $10.56075    $10.21988        1,836
   01/01/2009 to 12/31/2009...........  $10.21988    $11.79093       23,401
   01/01/2010 to 12/31/2010...........  $11.79093    $12.57524       35,839
   01/01/2011 to 12/31/2011...........  $12.57524    $12.84647       42,310
   01/01/2012 to 12/31/2012...........  $12.84647    $13.90489      141,041
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.04514    $10.75670            0
   01/01/2008 to 12/31/2008...........  $10.75670    $ 8.57497       34,793
   01/01/2009 to 12/31/2009...........  $ 8.57497    $10.19125       87,454
   01/01/2010 to 12/31/2010...........  $10.19125    $11.15697      108,923
   01/01/2011 to 12/31/2011...........  $11.15697    $11.15675      207,615
   01/01/2012 to 12/31/2012...........  $11.15675    $12.19226      449,309

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11188    $10.37151            0
   01/01/2008 to 12/31/2008...........  $10.37151    $ 6.29304            0
   01/01/2009 to 12/31/2009...........  $ 6.29304    $ 7.59041            0
   01/01/2010 to 12/31/2010...........  $ 7.59041    $ 8.64622            0
   01/01/2011 to 12/31/2011...........  $ 8.64622    $ 8.85664          491
   01/01/2012 to 12/31/2012...........  $ 8.85664    $10.41779        1,912
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99918    $ 8.93992            0
   01/01/2012 to 12/31/2012...........  $ 8.93992    $10.01604       21,087
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09946    $ 6.72784            0
   01/01/2009 to 12/31/2009...........  $ 6.72784    $ 8.44981            0
   01/01/2010 to 12/31/2010...........  $ 8.44981    $ 9.56609            0
   01/01/2011 to 12/31/2011...........  $ 9.56609    $ 9.24529       24,558
   01/01/2012 to 12/31/2012...........  $ 9.24529    $10.60940       48,336
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07291    $10.87140        1,400
   01/01/2008 to 12/31/2008...........  $10.87140    $ 7.51399        1,359
   01/01/2009 to 12/31/2009...........  $ 7.51399    $ 9.47895        9,547
   01/01/2010 to 12/31/2010...........  $ 9.47895    $10.49368       18,919
   01/01/2011 to 12/31/2011...........  $10.49368    $10.03860       22,204
   01/01/2012 to 12/31/2012...........  $10.03860    $11.04609       46,234
AST SMALL-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09716    $10.46802            0
   01/01/2008 to 12/31/2008...........  $10.46802    $ 6.73693            0
   01/01/2009 to 12/31/2009...........  $ 6.73693    $ 8.93194            0
   01/01/2010 to 12/31/2010...........  $ 8.93194    $12.06406            0
   01/01/2011 to 12/31/2011...........  $12.06406    $11.82778          819
   01/01/2012 to 12/31/2012...........  $11.82778    $13.13644        5,376
AST SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11095    $ 9.43656        1,552
   01/01/2008 to 12/31/2008...........  $ 9.43656    $ 6.56669            0
   01/01/2009 to 12/31/2009...........  $ 6.56669    $ 8.25723            0
   01/01/2010 to 12/31/2010...........  $ 8.25723    $10.30053            0
   01/01/2011 to 12/31/2011...........  $10.30053    $ 9.58913          680
   01/01/2012 to 12/31/2012...........  $ 9.58913    $11.21832        7,416

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.06740    $10.57860          492
   01/01/2008 to 12/31/2008...........  $10.57860    $ 7.75653       39,334
   01/01/2009 to 12/31/2009...........  $ 7.75653    $ 9.53361       42,393
   01/01/2010 to 12/31/2010...........  $ 9.53361    $10.52807       33,991
   01/01/2011 to 12/31/2011...........  $10.52807    $10.63067       60,944
   01/01/2012 to 12/31/2012...........  $10.63067    $11.94592      170,982
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11700    $ 9.82815        5,487
   01/01/2008 to 12/31/2008...........  $ 9.82815    $ 5.65507        5,921
   01/01/2009 to 12/31/2009...........  $ 5.65507    $ 6.93144        5,658
   01/01/2010 to 12/31/2010...........  $ 6.93144    $ 7.77169        5,028
   01/01/2011 to 12/31/2011...........  $ 7.77169    $ 7.56873        6,045
   01/01/2012 to 12/31/2012...........  $ 7.56873    $ 8.78643       21,212
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.98213    $10.73003            0
   01/01/2008 to 12/31/2008...........  $10.73003    $10.36499        3,077
   01/01/2009 to 12/31/2009...........  $10.36499    $11.50569       10,277
   01/01/2010 to 12/31/2010...........  $11.50569    $12.04612       11,386
   01/01/2011 to 12/31/2011...........  $12.04612    $12.41886       12,041
   01/01/2012 to 12/31/2012...........  $12.41886    $12.93840       11,281
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08361    $10.93976            0
   01/01/2008 to 12/31/2008...........  $10.93976    $ 6.43744        1,333
   01/01/2009 to 12/31/2009...........  $ 6.43744    $ 9.77555        3,241
   01/01/2010 to 12/31/2010...........  $ 9.77555    $11.20897        3,920
   01/01/2011 to 12/31/2011...........  $11.20897    $10.91000        4,699
   01/01/2012 to 12/31/2012...........  $10.91000    $12.70117       19,767
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.17958    $13.94064            0
   01/01/2008 to 12/31/2008...........  $13.94064    $ 6.90317        6,773
   01/01/2009 to 12/31/2009...........  $ 6.90317    $10.20784       15,445
   01/01/2010 to 12/31/2010...........  $10.20784    $12.17409       13,337
   01/01/2011 to 12/31/2011...........  $12.17409    $10.25550       19,083
   01/01/2012 to 12/31/2012...........  $10.25550    $10.52125       16,869
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12210    $11.05096        1,576
   01/01/2008 to 12/31/2008...........  $11.05096    $ 6.31035        3,962
   01/01/2009 to 12/31/2009...........  $ 6.31035    $ 8.02421       13,667
   01/01/2010 to 12/31/2010...........  $ 8.02421    $ 9.10752       13,459
   01/01/2011 to 12/31/2011...........  $ 9.10752    $ 8.70580       20,325
   01/01/2012 to 12/31/2012...........  $ 8.70580    $ 9.56832       21,025
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99918    $ 9.98774            0
   01/01/2008 to 12/31/2008...........  $ 9.98774    $ 9.37351            0
   01/01/2009 to 12/31/2009...........  $ 9.37351    $10.35999        3,687
   01/01/2010 to 12/31/2010...........  $10.35999    $11.05727        3,593
   01/01/2011 to 12/31/2011...........  $11.05727    $11.60740        6,542
   01/01/2012 to 12/31/2012...........  $11.60740    $12.39484       37,608
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07829    $ 6.67267        5,683
   01/01/2009 to 12/31/2009...........  $ 6.67267    $ 8.59292        9,582
   01/01/2010 to 12/31/2010...........  $ 8.59292    $ 9.37902        8,610
   01/01/2011 to 12/31/2011...........  $ 9.37902    $ 9.13111       22,166
   01/01/2012 to 09/21/2012...........  $ 9.13111    $10.27970            0

* Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

              ACCUMULATION UNIT VALUES: WITH ONLY HD GRO (1.85%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.10395    $ 7.16664            0
   01/01/2009 to 12/31/2009...........  $ 7.16664    $ 8.75036        6,625
   01/01/2010 to 12/31/2010...........  $ 8.75036    $ 9.61939        6,364
   01/01/2011 to 12/31/2011...........  $ 9.61939    $ 9.19378        7,465
   01/01/2012 to 12/31/2012...........  $ 9.19378    $10.16082        8,157
AST ADVANCED STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.08802    $ 7.27132        4,344
   01/01/2009 to 12/31/2009...........  $ 7.27132    $ 9.00981        1,996
   01/01/2010 to 12/31/2010...........  $ 9.00981    $10.05863        2,586
   01/01/2011 to 12/31/2011...........  $10.05863    $ 9.88727        2,900
   01/01/2012 to 12/31/2012...........  $ 9.88727    $11.03232        2,818
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.14765    $ 7.01177            0
   01/01/2009 to 12/31/2009...........  $ 7.01177    $ 8.10814            0
   01/01/2010 to 12/31/2010...........  $ 8.10814    $ 9.06318            0
   01/01/2011 to 12/31/2011...........  $ 9.06318    $ 9.21655            0
   01/01/2012 to 05/04/2012...........  $ 9.21655    $10.00846            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.08599    $ 7.38927            0
   01/01/2009 to 12/31/2009...........  $ 7.38927    $ 8.94528            0
   01/01/2010 to 12/31/2010...........  $ 8.94528    $ 9.86436            0
   01/01/2011 to 12/31/2011...........  $ 9.86436    $ 9.56771            0
   01/01/2012 to 12/31/2012...........  $ 9.56771    $10.56555            0
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99849    $ 9.15655            0
   01/01/2012 to 12/31/2012...........  $ 9.15655    $10.05939            0
AST BLACKROCK VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.20683    $ 6.72004            0
   01/01/2009 to 12/31/2009...........  $ 6.72004    $ 7.80265            0
   01/01/2010 to 12/31/2010...........  $ 7.80265    $ 8.61419            0
   01/01/2011 to 12/31/2011...........  $ 8.61419    $ 8.41633            0
   01/01/2012 to 12/31/2012...........  $ 8.41633    $ 9.37066            0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99900    $ 9.37653            0
   01/01/2010 to 12/31/2010...........  $ 9.37653    $10.17996            0
   01/01/2011 to 12/31/2011...........  $10.17996    $10.95882            0
   01/01/2012 to 12/31/2012...........  $10.95882    $11.20758            0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99850    $12.03290        6,105
   01/01/2009 to 12/31/2009...........  $12.03290    $11.09949       15,731
   01/01/2010 to 12/31/2010...........  $11.09949    $12.11684        7,728
   01/01/2011 to 12/31/2011...........  $12.11684    $13.51263        7,728
   01/01/2012 to 12/31/2012...........  $13.51263    $14.02521        6,135

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99850    $12.10174        8,121
   01/01/2009 to 12/31/2009...........  $12.10174    $10.96689        9,485
   01/01/2010 to 12/31/2010...........  $10.96689    $11.99103       13,335
   01/01/2011 to 12/31/2011...........  $11.99103    $13.65410            0
   01/01/2012 to 12/31/2012...........  $13.65410    $14.19109            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99900    $ 8.78733            0
   01/01/2010 to 12/31/2010...........  $ 8.78733    $ 9.64967       16,750
   01/01/2011 to 12/31/2011...........  $ 9.64967    $11.24415            0
   01/01/2012 to 12/31/2012...........  $11.24415    $11.73723            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99799    $11.00652          873
   01/01/2011 to 12/31/2011...........  $11.00652    $13.00070        9,646
   01/01/2012 to 12/31/2012...........  $13.00070    $13.63134            0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99849    $12.01851       15,225
   01/01/2012 to 12/31/2012...........  $12.01851    $12.48985       25,413
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99800    $10.39724        4,829
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.12055    $ 6.93669            0
   01/01/2009 to 12/31/2009...........  $ 6.93669    $ 8.53583            0
   01/01/2010 to 12/31/2010...........  $ 8.53583    $ 9.50184            0
   01/01/2011 to 12/31/2011...........  $ 9.50184    $ 9.10312            0
   01/01/2012 to 12/31/2012...........  $ 9.10312    $10.16400            0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08105    $ 7.33826            0
   01/01/2009 to 12/31/2009...........  $ 7.33826    $ 8.89004          845
   01/01/2010 to 12/31/2010...........  $ 8.89004    $ 9.76900          521
   01/01/2011 to 12/31/2011...........  $ 9.76900    $ 9.41752          427
   01/01/2012 to 12/31/2012...........  $ 9.41752    $10.19690          492
AST COHEN & STEERS REALTY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.37360    $ 6.59689            0
   01/01/2009 to 12/31/2009...........  $ 6.59689    $ 8.54514            0
   01/01/2010 to 12/31/2010...........  $ 8.54514    $10.79717            0
   01/01/2011 to 12/31/2011...........  $10.79717    $11.29999            0
   01/01/2012 to 12/31/2012...........  $11.29999    $12.79714            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 07/18/2008...........  $10.26292    $10.02457            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.12595    $ 6.22880            0
   01/01/2009 to 12/31/2009...........  $ 6.22880    $ 8.11317            0
   01/01/2010 to 12/31/2010...........  $ 8.11317    $10.55827            0
   01/01/2011 to 12/31/2011...........  $10.55827    $ 9.00747            0
   01/01/2012 to 12/31/2012...........  $ 9.00747    $10.61886            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10356    $ 7.49830            0
   01/01/2009 to 12/31/2009...........  $ 7.49830    $ 8.92512            0
   01/01/2010 to 12/31/2010...........  $ 8.92512    $ 9.93066            0
   01/01/2011 to 12/31/2011...........  $ 9.93066    $ 9.50955            0
   01/01/2012 to 12/31/2012...........  $ 9.50955    $10.60963            0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.11733    $ 6.82289       11,134
   01/01/2009 to 12/31/2009...........  $ 6.82289    $ 8.29675            0
   01/01/2010 to 12/31/2010...........  $ 8.29675    $ 9.31618            0
   01/01/2011 to 12/31/2011...........  $ 9.31618    $ 9.00962            0
   01/01/2012 to 12/31/2012...........  $ 9.00962    $ 9.78639        2,336

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.15532    $ 6.34463       2,639
   01/01/2009 to 12/31/2009...........  $ 6.34463    $ 7.84746       5,700
   01/01/2010 to 12/31/2010...........  $ 7.84746    $ 9.17030       3,053
   01/01/2011 to 12/31/2011...........  $ 9.17030    $ 8.44447       3,758
   01/01/2012 to 12/31/2012...........  $ 8.44447    $ 9.36218       3,389
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99850    $ 7.46733           0
   01/01/2009 to 11/13/2009...........  $ 7.46733    $ 8.33949           0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99850    $10.73589       2,760
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17518    $ 6.10873           0
   01/01/2009 to 12/31/2009...........  $ 6.10873    $ 8.10294           0
   01/01/2010 to 12/31/2010...........  $ 8.10294    $ 9.56280           0
   01/01/2011 to 12/31/2011...........  $ 9.56280    $ 8.91628           0
   01/01/2012 to 12/31/2012...........  $ 8.91628    $11.10055           0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.08749    $ 6.61764           0
   01/01/2009 to 12/31/2009...........  $ 6.61764    $ 9.70713           0
   01/01/2010 to 12/31/2010...........  $ 9.70713    $10.51133           0
   01/01/2011 to 12/31/2011...........  $10.51133    $ 9.91228           0
   01/01/2012 to 12/31/2012...........  $ 9.91228    $11.65557           0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.16540    $ 6.38454           0
   01/01/2009 to 12/31/2009...........  $ 6.38454    $ 7.47138           0
   01/01/2010 to 12/31/2010...........  $ 7.47138    $ 8.28096           0
   01/01/2011 to 12/31/2011...........  $ 8.28096    $ 7.68208           0
   01/01/2012 to 12/31/2012...........  $ 7.68208    $ 9.02579           0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.19081    $ 6.55906           0
   01/01/2009 to 12/31/2009...........  $ 6.55906    $10.11672           0
   01/01/2010 to 12/31/2010...........  $10.11672    $11.90223           0
   01/01/2011 to 12/31/2011...........  $11.90223    $11.33841           0
   01/01/2012 to 12/31/2012...........  $11.33841    $13.31569           0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03338    $ 7.63362           0
   01/01/2009 to 12/31/2009...........  $ 7.63362    $ 9.50718           0
   01/01/2010 to 12/31/2010...........  $ 9.50718    $11.83301           0
   01/01/2011 to 12/31/2011...........  $11.83301    $11.76964           0
   01/01/2012 to 12/31/2012...........  $11.76964    $13.36861           0
AST HIGH YIELD PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.99850    $ 7.38620           0
   01/01/2009 to 12/31/2009...........  $ 7.38620    $ 9.83037           0
   01/01/2010 to 12/31/2010...........  $ 9.83037    $10.95488           0
   01/01/2011 to 12/31/2011...........  $10.95488    $11.09746           0
   01/01/2012 to 12/31/2012...........  $11.09746    $12.40731           0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08923    $ 7.60711           0
   01/01/2009 to 12/31/2009...........  $ 7.60711    $ 9.21533       3,344
   01/01/2010 to 12/31/2010...........  $ 9.21533    $10.09734         815
   01/01/2011 to 12/31/2011...........  $10.09734    $ 9.86393       1,379
   01/01/2012 to 12/31/2012...........  $ 9.86393    $10.66563       1,079
AST INTERNATIONAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.09763    $ 5.53501           0
   01/01/2009 to 12/31/2009...........  $ 5.53501    $ 7.35213           0
   01/01/2010 to 12/31/2010...........  $ 7.35213    $ 8.26511           0
   01/01/2011 to 12/31/2011...........  $ 8.26511    $ 7.06636           0
   01/01/2012 to 12/31/2012...........  $ 7.06636    $ 8.35084           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.06506    $ 6.19823           0
   01/01/2009 to 12/31/2009...........  $ 6.19823    $ 7.94167           0
   01/01/2010 to 12/31/2010...........  $ 7.94167    $ 8.66176           0
   01/01/2011 to 12/31/2011...........  $ 8.66176    $ 7.43734           0
   01/01/2012 to 12/31/2012...........  $ 7.43734    $ 8.51983           0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11174    $ 7.13162           0
   01/01/2009 to 12/31/2009...........  $ 7.13162    $ 8.86931           0
   01/01/2010 to 12/31/2010...........  $ 8.86931    $ 9.91149           0
   01/01/2011 to 12/31/2011...........  $ 9.91149    $ 9.67629           0
   01/01/2012 to 12/31/2012...........  $ 9.67629    $10.79078           0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.12771    $ 7.99996       3,983
   01/01/2009 to 12/31/2009...........  $ 7.99996    $ 9.58414       2,410
   01/01/2010 to 12/31/2010...........  $ 9.58414    $10.09878       2,955
   01/01/2011 to 12/31/2011...........  $10.09878    $ 9.93872       3,057
   01/01/2012 to 12/31/2012...........  $ 9.93872    $10.80394       3,038
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08388    $10.28832           0
   01/01/2010 to 12/31/2010...........  $10.28832    $11.24469           0
   01/01/2011 to 12/31/2011...........  $11.24469    $11.11385           0
   01/01/2012 to 12/31/2012...........  $11.11385    $12.56890           0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14526    $10.29808           0
   01/01/2010 to 12/31/2010...........  $10.29808    $11.49876           0
   01/01/2011 to 12/31/2011...........  $11.49876    $10.62722           0
   01/01/2012 to 12/31/2012...........  $10.62722    $11.81471           0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.08289    $ 6.38994           0
   01/01/2009 to 12/31/2009...........  $ 6.38994    $ 8.52506           0
   01/01/2010 to 12/31/2010...........  $ 8.52506    $ 8.97041           0
   01/01/2011 to 12/31/2011...........  $ 8.97041    $ 8.00175           0
   01/01/2012 to 12/31/2012...........  $ 8.00175    $ 9.57746           0
AST LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.24634    $ 6.22258           0
   01/01/2009 to 12/31/2009...........  $ 6.22258    $ 7.29691           0
   01/01/2010 to 12/31/2010...........  $ 7.29691    $ 8.10718           0
   01/01/2011 to 12/31/2011...........  $ 8.10718    $ 7.62714           0
   01/01/2012 to 12/31/2012...........  $ 7.62714    $ 8.75296           0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.01615    $ 7.71780           0
   01/01/2009 to 12/31/2009...........  $ 7.71780    $10.19986           0
   01/01/2010 to 12/31/2010...........  $10.19986    $11.35808           0
   01/01/2011 to 12/31/2011...........  $11.35808    $12.28631           0
   01/01/2012 to 12/31/2012...........  $12.28631    $12.77812           0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.13273    $ 6.23147           0
   01/01/2009 to 12/31/2009...........  $ 6.23147    $ 7.93905           0
   01/01/2010 to 12/31/2010...........  $ 7.93905    $ 9.33451           0
   01/01/2011 to 12/31/2011...........  $ 9.33451    $ 9.08145           0
   01/01/2012 to 12/31/2012...........  $ 9.08145    $10.00992           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.11068    $ 7.18067           0
   01/01/2009 to 12/31/2009...........  $ 7.18067    $ 9.27153           0
   01/01/2010 to 12/31/2010...........  $ 9.27153    $10.19976           0
   01/01/2011 to 12/31/2011...........  $10.19976    $ 9.70101           0
   01/01/2012 to 12/31/2012...........  $ 9.70101    $11.72263           0
AST MFS GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.13129    $ 6.93335           0
   01/01/2009 to 12/31/2009...........  $ 6.93335    $ 8.46192           0
   01/01/2010 to 12/31/2010...........  $ 8.46192    $ 9.37047           0
   01/01/2011 to 12/31/2011...........  $ 9.37047    $ 9.14583           0
   01/01/2012 to 12/31/2012...........  $ 9.14583    $10.51361           0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99850    $10.19036           0
AST MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.23659    $ 6.71760           0
   01/01/2009 to 12/31/2009...........  $ 6.71760    $ 9.16033           0
   01/01/2010 to 12/31/2010...........  $ 9.16033    $11.11736           0
   01/01/2011 to 12/31/2011...........  $11.11736    $10.53894           0
   01/01/2012 to 12/31/2012...........  $10.53894    $12.25230           0
AST MONEY MARKET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.99955    $10.04509           0
   01/01/2009 to 12/31/2009...........  $10.04509    $ 9.88700       3,357
   01/01/2010 to 12/31/2010...........  $ 9.88700    $ 9.70981           0
   01/01/2011 to 12/31/2011...........  $ 9.70981    $ 9.53571           0
   01/01/2012 to 12/31/2012...........  $ 9.53571    $ 9.36303           0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.18454    $ 6.36646           0
   01/01/2009 to 12/31/2009...........  $ 6.36646    $ 8.79151           0
   01/01/2010 to 12/31/2010...........  $ 8.79151    $10.65479           0
   01/01/2011 to 12/31/2011...........  $10.65479    $10.20166           0
   01/01/2012 to 12/31/2012...........  $10.20166    $11.73173           0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02840    $10.06785           0
   01/01/2012 to 12/31/2012...........  $10.06785    $10.36637           0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.12579    $ 6.40164           0
   01/01/2009 to 12/31/2009...........  $ 6.40164    $ 8.15779           0
   01/01/2010 to 12/31/2010...........  $ 8.15779    $10.30649           0
   01/01/2011 to 12/31/2011...........  $10.30649    $10.29024           0
   01/01/2012 to 12/31/2012...........  $10.29024    $11.35405           0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.06329    $ 6.53930           0
   01/01/2009 to 12/31/2009...........  $ 6.53930    $ 7.86926           0
   01/01/2010 to 12/31/2010...........  $ 7.86926    $ 9.29221           0
   01/01/2011 to 04/29/2011...........  $ 9.29221    $10.41690           0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99850    $10.31183           0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10124    $ 5.56961           0
   01/01/2009 to 12/31/2009...........  $ 5.56961    $ 9.10580           0
   01/01/2010 to 12/31/2010...........  $ 9.10580    $10.93147           0
   01/01/2011 to 12/31/2011...........  $10.93147    $ 8.55733           0
   01/01/2012 to 12/31/2012...........  $ 8.55733    $ 9.90799           0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.00706    $ 9.66787           0
   01/01/2009 to 12/31/2009...........  $ 9.66787    $10.46317       6,916
   01/01/2010 to 12/31/2010...........  $10.46317    $10.67366           0
   01/01/2011 to 12/31/2011...........  $10.67366    $10.71554           0
   01/01/2012 to 12/31/2012...........  $10.71554    $11.01459           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.01461    $ 9.36846            0
   01/01/2009 to 12/31/2009...........  $ 9.36846    $10.71847        3,706
   01/01/2010 to 12/31/2010...........  $10.71847    $11.33604            0
   01/01/2011 to 12/31/2011...........  $11.33604    $11.48422            0
   01/01/2012 to 12/31/2012...........  $11.48422    $12.32649            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.05958    $ 8.12914       12,573
   01/01/2009 to 12/31/2009...........  $ 8.12914    $ 9.58079            0
   01/01/2010 to 12/31/2010...........  $ 9.58079    $10.40137        4,027
   01/01/2011 to 12/31/2011...........  $10.40137    $10.31451        6,812
   01/01/2012 to 12/31/2012...........  $10.31451    $11.17743       12,328
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01841    $10.06769            0
   01/01/2012 to 12/31/2012...........  $10.06769    $10.58738            0
AST QMA US EQUITY ALPHA PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.17592    $ 6.65612            0
   01/01/2009 to 12/31/2009...........  $ 6.65612    $ 7.96135            0
   01/01/2010 to 12/31/2010...........  $ 7.96135    $ 8.99312            0
   01/01/2011 to 12/31/2011...........  $ 8.99312    $ 9.13532            0
   01/01/2012 to 12/31/2012...........  $ 9.13532    $10.65579            0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99849    $ 8.88986            0
   01/01/2012 to 12/31/2012...........  $ 8.88986    $ 9.87653            0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09923    $ 6.69002            0
   01/01/2009 to 12/31/2009...........  $ 6.69002    $ 8.33217        3,857
   01/01/2010 to 12/31/2010...........  $ 8.33217    $ 9.35429          940
   01/01/2011 to 12/31/2011...........  $ 9.35429    $ 8.96522        1,590
   01/01/2012 to 12/31/2012...........  $ 8.96522    $10.20193        1,245
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.08200    $ 7.31629            0
   01/01/2009 to 12/31/2009...........  $ 7.31629    $ 9.15270          563
   01/01/2010 to 12/31/2010...........  $ 9.15270    $10.04800          347
   01/01/2011 to 12/31/2011...........  $10.04800    $ 9.53223          285
   01/01/2012 to 12/31/2012...........  $ 9.53223    $10.40121          328
AST SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.18954    $ 7.25288            0
   01/01/2009 to 12/31/2009...........  $ 7.25288    $ 9.53575            0
   01/01/2010 to 12/31/2010...........  $ 9.53575    $12.77229            0
   01/01/2011 to 12/31/2011...........  $12.77229    $12.41776            0
   01/01/2012 to 12/31/2012...........  $12.41776    $13.67631            0
AST SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.23196    $ 7.58670            0
   01/01/2009 to 12/31/2009...........  $ 7.58670    $ 9.46019            0
   01/01/2010 to 12/31/2010...........  $ 9.46019    $11.70297            0
   01/01/2011 to 12/31/2011...........  $11.70297    $10.80386            0
   01/01/2012 to 12/31/2012...........  $10.80386    $12.53362            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.09815    $ 7.70256        4,284
   01/01/2009 to 12/31/2009...........  $ 7.70256    $ 9.38822        1,969
   01/01/2010 to 12/31/2010...........  $ 9.38822    $10.28094        2,550
   01/01/2011 to 12/31/2011...........  $10.28094    $10.29471        2,860
   01/01/2012 to 12/31/2012...........  $10.29471    $11.47165        2,779

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.24283    $ 6.26636           0
   01/01/2009 to 12/31/2009...........  $ 6.26636    $ 7.61660           0
   01/01/2010 to 12/31/2010...........  $ 7.61660    $ 8.46878           0
   01/01/2011 to 12/31/2011...........  $ 8.46878    $ 8.17880           0
   01/01/2012 to 12/31/2012...........  $ 8.17880    $ 9.41527           0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.03812    $ 9.39367           0
   01/01/2009 to 12/31/2009...........  $ 9.39367    $10.34037           0
   01/01/2010 to 12/31/2010...........  $10.34037    $10.73569           0
   01/01/2011 to 12/31/2011...........  $10.73569    $10.97564           0
   01/01/2012 to 12/31/2012...........  $10.97564    $11.33906           0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.10447    $ 6.60803           0
   01/01/2009 to 12/31/2009...........  $ 6.60803    $ 9.95094           0
   01/01/2010 to 12/31/2010...........  $ 9.95094    $11.31499           0
   01/01/2011 to 12/31/2011...........  $11.31499    $10.92140           0
   01/01/2012 to 12/31/2012...........  $10.92140    $12.60811           0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.18465    $ 5.55442           0
   01/01/2009 to 12/31/2009...........  $ 5.55442    $ 8.14473           0
   01/01/2010 to 12/31/2010...........  $ 8.14473    $ 9.63249           0
   01/01/2011 to 12/31/2011...........  $ 9.63249    $ 8.04678           0
   01/01/2012 to 12/31/2012...........  $ 8.04678    $ 8.18609           0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.14022    $ 6.32737           0
   01/01/2009 to 12/31/2009...........  $ 6.32737    $ 7.97872           0
   01/01/2010 to 12/31/2010...........  $ 7.97872    $ 8.98034           0
   01/01/2011 to 12/31/2011...........  $ 8.98034    $ 8.51275           0
   01/01/2012 to 12/31/2012...........  $ 8.51275    $ 9.27789           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.00824    $ 9.08213           0
   01/01/2009 to 12/31/2009...........  $ 9.08213    $ 9.95415           0
   01/01/2010 to 12/31/2010...........  $ 9.95415    $10.53555           0
   01/01/2011 to 12/31/2011...........  $10.53555    $10.96767           0
   01/01/2012 to 12/31/2012...........  $10.96767    $11.61375           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07806    $ 6.63531       4,577
   01/01/2009 to 12/31/2009...........  $ 6.63531    $ 8.47351       2,103
   01/01/2010 to 12/31/2010...........  $ 8.47351    $ 9.17161       2,724
   01/01/2011 to 12/31/2011...........  $ 9.17161    $ 8.85484       3,056
   01/01/2012 to 09/21/2012...........  $ 8.85484    $ 9.90806           0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08894    $ 7.66234           0
   01/01/2009 to 12/31/2009...........  $ 7.66234    $ 9.14566           0
   01/01/2010 to 12/31/2010...........  $ 9.14566    $10.53862           0
   01/01/2011 to 12/31/2011...........  $10.53862    $11.06627           0
   01/01/2012 to 12/31/2012...........  $11.06627    $12.04467           0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26796    $ 7.03399           0
   01/01/2009 to 12/31/2009...........  $ 7.03399    $ 9.03365           0
   01/01/2010 to 12/31/2010...........  $ 9.03365    $10.76678           0
   01/01/2011 to 12/31/2011...........  $10.76678    $11.15292           0
   01/01/2012 to 12/31/2012...........  $11.15292    $13.36984           0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38565    $ 5.26569           0
   01/01/2009 to 12/31/2009...........  $ 5.26569    $ 5.94603           0
   01/01/2010 to 12/31/2010...........  $ 5.94603    $ 6.47619           0
   01/01/2011 to 12/31/2011...........  $ 6.47619    $ 5.47919           0
   01/01/2012 to 12/31/2012...........  $ 5.47919    $ 6.71000           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15187    $ 8.32620         0
   01/01/2009 to 12/31/2009...........  $ 8.32620    $ 9.77371         0
   01/01/2010 to 12/31/2010...........  $ 9.77371    $ 9.86916         0
   01/01/2011 to 12/31/2011...........  $ 9.86916    $10.67018         0
   01/01/2012 to 12/31/2012...........  $10.67018    $12.29923         0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16538    $ 6.08955         0
   01/01/2009 to 12/31/2009...........  $ 6.08955    $ 7.41970         0
   01/01/2010 to 12/31/2010...........  $ 7.41970    $ 9.01509         0
   01/01/2011 to 12/31/2011...........  $ 9.01509    $ 8.69362         0
   01/01/2012 to 12/31/2012...........  $ 8.69362    $ 9.88393         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11061    $ 6.70842         0
   01/01/2009 to 12/31/2009...........  $ 6.70842    $ 8.54497         0
   01/01/2010 to 12/31/2010...........  $ 8.54497    $ 9.49588         0
   01/01/2011 to 12/31/2011...........  $ 9.49588    $ 9.61554         0
   01/01/2012 to 12/31/2012...........  $ 9.61554    $10.64117         0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24139    $ 6.26415         0
   01/01/2009 to 12/31/2009...........  $ 6.26415    $ 7.34766         0
   01/01/2010 to 12/31/2010...........  $ 7.34766    $ 8.14450         0
   01/01/2011 to 12/31/2011...........  $ 8.14450    $ 7.89453         0
   01/01/2012 to 12/31/2012...........  $ 7.89453    $ 8.94609         0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07239    $ 6.19227         0
   01/01/2009 to 12/31/2009...........  $ 6.19227    $ 8.40939         0
   01/01/2010 to 12/31/2010...........  $ 8.40939    $10.60304         0
   01/01/2011 to 12/31/2011...........  $10.60304    $10.10944         0
   01/01/2012 to 12/31/2012...........  $10.10944    $11.45211         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18836    $ 6.45633         0
   01/01/2009 to 12/31/2009...........  $ 6.45633    $ 8.29598         0
   01/01/2010 to 12/31/2010...........  $ 8.29598    $ 9.81122         0
   01/01/2011 to 12/31/2011...........  $ 9.81122    $ 9.25529         0
   01/01/2012 to 12/31/2012...........  $ 9.25529    $10.59209         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25887    $ 5.51149         0
   01/01/2009 to 12/31/2009...........  $ 5.51149    $ 6.92096         0
   01/01/2010 to 12/31/2010...........  $ 6.92096    $ 8.47318         0
   01/01/2011 to 12/31/2011...........  $ 8.47318    $ 8.71466         0
   01/01/2012 to 12/31/2012...........  $ 8.71466    $10.02532         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11351    $ 6.80149         0
   01/01/2009 to 12/31/2009...........  $ 6.80149    $ 8.42557         0
   01/01/2010 to 12/31/2010...........  $ 8.42557    $10.40079         0
   01/01/2011 to 12/31/2011...........  $10.40079    $10.34305         0
   01/01/2012 to 12/31/2012...........  $10.34305    $11.42228         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22851    $ 7.17038         0
   01/01/2009 to 12/31/2009...........  $ 7.17038    $ 8.47653         0
   01/01/2010 to 12/31/2010...........  $ 8.47653    $10.16214         0
   01/01/2011 to 12/31/2011...........  $10.16214    $ 9.56846         0
   01/01/2012 to 12/31/2012...........  $ 9.56846    $10.91226         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27808    $ 7.25991         0
   01/01/2009 to 12/31/2009...........  $ 7.25991    $ 7.64985         0
   01/01/2010 to 12/31/2010...........  $ 7.64985    $ 8.68915         0
   01/01/2011 to 12/31/2011...........  $ 8.68915    $ 8.69092         0
   01/01/2012 to 12/31/2012...........  $ 8.69092    $ 9.94218         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09854    $ 7.20656         0
   01/01/2009 to 12/31/2009...........  $ 7.20656    $ 7.83528         0
   01/01/2010 to 12/31/2010...........  $ 7.83528    $ 8.15080         0
   01/01/2011 to 12/31/2011...........  $ 8.15080    $ 9.40429         0
   01/01/2012 to 12/31/2012...........  $ 9.40429    $ 9.24602         0

* Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT ONLY
           (2.00%) OR HIGHEST DAILY VALUE DEATH BENEFIT ONLY (2.00%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.39507    $10.97421     2,964,674
   01/01/2007 to 12/31/2007...........  $10.97421    $11.74849     4,498,823
   01/01/2008 to 12/31/2008...........  $11.74849    $ 7.85173     5,156,548
   01/01/2009 to 12/31/2009...........  $ 7.85173    $ 9.57274     5,429,944
   01/01/2010 to 12/31/2010...........  $ 9.57274    $10.50792     5,196,651
   01/01/2011 to 12/31/2011...........  $10.50792    $10.02826     4,502,954
   01/01/2012 to 12/31/2012...........  $10.02826    $11.06682     4,179,497
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14523    $10.63315       261,327
   01/01/2007 to 12/31/2007...........  $10.63315    $11.41460       877,204
   01/01/2008 to 12/31/2008...........  $11.41460    $ 7.85527     1,511,014
   01/01/2009 to 12/31/2009...........  $ 7.85527    $ 9.71908     2,166,656
   01/01/2010 to 12/31/2010...........  $ 9.71908    $10.83459     2,247,302
   01/01/2011 to 12/31/2011...........  $10.83459    $10.63439     1,860,010
   01/01/2012 to 12/31/2012...........  $10.63439    $11.84857     1,996,758
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.71391    $11.80673        17,847
   01/01/2007 to 12/31/2007...........  $11.80673    $11.56160        34,485
   01/01/2008 to 12/31/2008...........  $11.56160    $ 7.39638        77,951
   01/01/2009 to 12/31/2009...........  $ 7.39638    $ 8.54022        93,171
   01/01/2010 to 12/31/2010...........  $ 8.54022    $ 9.53202        88,459
   01/01/2011 to 12/31/2011...........  $ 9.53202    $ 9.67915        85,223
   01/01/2012 to 05/04/2012...........  $ 9.67915    $10.50550             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.34548    $10.86648     1,046,570
   01/01/2007 to 12/31/2007...........  $10.86648    $11.61914     1,857,184
   01/01/2008 to 12/31/2008...........  $11.61914    $ 8.12177     2,749,996
   01/01/2009 to 12/31/2009...........  $ 8.12177    $ 9.81762     5,945,452
   01/01/2010 to 12/31/2010...........  $ 9.81762    $10.81044     5,652,783
   01/01/2011 to 12/31/2011...........  $10.81044    $10.46997     5,046,150
   01/01/2012 to 12/31/2012...........  $10.46997    $11.54487     4,764,301
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99783    $ 9.14700     2,561,870
   01/01/2012 to 12/31/2012...........  $ 9.14700    $10.03408     2,379,956
AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.53987    $12.75305        29,526
   01/01/2007 to 12/31/2007...........  $12.75305    $12.64902       189,557
   01/01/2008 to 12/31/2008...........  $12.64902    $ 7.77505       155,958
   01/01/2009 to 12/31/2009...........  $ 7.77505    $ 9.01434       156,120
   01/01/2010 to 12/31/2010...........  $ 9.01434    $ 9.93724       144,108
   01/01/2011 to 12/31/2011...........  $ 9.93724    $ 9.69471       143,677
   01/01/2012 to 12/31/2012...........  $ 9.69471    $10.77810       135,757
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99891    $ 9.36266             0
   01/01/2010 to 12/31/2010...........  $ 9.36266    $10.14987             0
   01/01/2011 to 12/31/2011...........  $10.14987    $10.91038             0
   01/01/2012 to 12/31/2012...........  $10.91038    $11.14161             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99838    $12.01642        62,697
   01/01/2009 to 12/31/2009...........  $12.01642    $11.06804        84,267
   01/01/2010 to 12/31/2010...........  $11.06804    $12.06476        34,821
   01/01/2011 to 12/31/2011...........  $12.06476    $13.43484        16,829
   01/01/2012 to 12/31/2012...........  $13.43484    $13.92390        13,819
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99838    $12.08513        91,073
   01/01/2009 to 12/31/2009...........  $12.08513    $10.93579        85,471
   01/01/2010 to 12/31/2010...........  $10.93579    $11.93948        65,479
   01/01/2011 to 12/31/2011...........  $11.93948    $13.57548        53,824
   01/01/2012 to 12/31/2012...........  $13.57548    $14.08871        36,382
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99891    $ 8.77441         7,864
   01/01/2010 to 12/31/2010...........  $ 8.77441    $ 9.62130        76,880
   01/01/2011 to 12/31/2011...........  $ 9.62130    $11.19462        26,646
   01/01/2012 to 12/31/2012...........  $11.19462    $11.66835             0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99783    $10.99032       105,601
   01/01/2011 to 12/31/2011...........  $10.99032    $12.96252        48,721
   01/01/2012 to 12/31/2012...........  $12.96252    $13.57145         6,233
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99837    $12.00089        82,356
   01/01/2012 to 12/31/2012...........  $12.00089    $12.45321        94,433
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99784    $10.38193        88,302
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.51414    $11.15035     3,020,338
   01/01/2007 to 12/31/2007...........  $11.15035    $11.99410     4,800,837
   01/01/2008 to 12/31/2008...........  $11.99410    $ 7.65036     5,333,371
   01/01/2009 to 12/31/2009...........  $ 7.65036    $ 9.40019     7,061,251
   01/01/2010 to 12/31/2010...........  $ 9.40019    $10.44844     7,048,991
   01/01/2011 to 12/31/2011...........  $10.44844    $ 9.99527     5,733,047
   01/01/2012 to 12/31/2012...........  $ 9.99527    $11.14375     5,794,095
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08101    $ 7.33101       379,551
   01/01/2009 to 12/31/2009...........  $ 7.33101    $ 8.86828       876,771
   01/01/2010 to 12/31/2010...........  $ 8.86828    $ 9.73060       889,197
   01/01/2011 to 12/31/2011...........  $ 9.73060    $ 9.36678       787,948
   01/01/2012 to 12/31/2012...........  $ 9.36678    $10.12706       845,384
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.13532    $16.06675        14,159
   01/01/2007 to 12/31/2007...........  $16.06675    $12.60975        76,450
   01/01/2008 to 12/31/2008...........  $12.60975    $ 8.02896        75,117
   01/01/2009 to 12/31/2009...........  $ 8.02896    $10.38472        87,073
   01/01/2010 to 12/31/2010...........  $10.38472    $13.10236        94,967
   01/01/2011 to 12/31/2011...........  $13.10236    $13.69242        82,479
   01/01/2012 to 12/31/2012...........  $13.69242    $15.48378        75,109
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.24045    $11.74897         6,057
   01/01/2007 to 12/31/2007...........  $11.74897    $ 9.47088        57,788
   01/01/2008 to 07/18/2008...........  $ 9.47088    $ 8.66249             0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.18344    $12.09814         7,642
   01/01/2007 to 12/31/2007...........  $12.09814    $13.18937        21,648
   01/01/2008 to 12/31/2008...........  $13.18937    $ 7.22906        19,587
   01/01/2009 to 12/31/2009...........  $ 7.22906    $ 9.40232        35,432
   01/01/2010 to 12/31/2010...........  $ 9.40232    $12.21815        33,322
   01/01/2011 to 12/31/2011...........  $12.21815    $10.40817        61,481
   01/01/2012 to 12/31/2012...........  $10.40817    $12.25201        64,255

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10352    $ 7.49088        11,709
   01/01/2009 to 12/31/2009...........  $ 7.49088    $ 8.90312       114,516
   01/01/2010 to 12/31/2010...........  $ 8.90312    $ 9.89157       116,182
   01/01/2011 to 12/31/2011...........  $ 9.89157    $ 9.45811       119,039
   01/01/2012 to 12/31/2012...........  $ 9.45811    $10.53678       152,023
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04545    $10.55436       156,541
   01/01/2007 to 12/31/2007...........  $10.55436    $11.23166       409,967
   01/01/2008 to 12/31/2008...........  $11.23166    $ 7.21381       688,157
   01/01/2009 to 12/31/2009...........  $ 7.21381    $ 8.75917       959,767
   01/01/2010 to 12/31/2010...........  $ 8.75917    $ 9.82091       988,494
   01/01/2011 to 12/31/2011...........  $ 9.82091    $ 9.48371       824,369
   01/01/2012 to 12/31/2012...........  $ 9.48371    $10.28626       894,329
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16515    $10.45581       171,825
   01/01/2007 to 12/31/2007...........  $10.45581    $11.42010       733,717
   01/01/2008 to 12/31/2008...........  $11.42010    $ 6.63806     1,046,795
   01/01/2009 to 12/31/2009...........  $ 6.63806    $ 8.19841     1,894,696
   01/01/2010 to 12/31/2010...........  $ 8.19841    $ 9.56644     1,969,413
   01/01/2011 to 12/31/2011...........  $ 9.56644    $ 8.79623     1,363,057
   01/01/2012 to 12/31/2012...........  $ 8.79623    $ 9.73774     1,518,836
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99838    $ 7.46235        40,879
   01/01/2009 to 11/13/2009...........  $ 7.46235    $ 8.32337             0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99838    $10.72518       759,424
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17506    $ 6.10468         4,200
   01/01/2009 to 12/31/2009...........  $ 6.10468    $ 8.08576         8,784
   01/01/2010 to 12/31/2010...........  $ 8.08576    $ 9.52851        10,875
   01/01/2011 to 12/31/2011...........  $ 9.52851    $ 8.87118         7,211
   01/01/2012 to 12/31/2012...........  $ 8.87118    $11.02821         9,204
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.23457    $11.57079         6,888
   01/01/2007 to 12/31/2007...........  $11.57079    $12.92987        16,007
   01/01/2008 to 12/31/2008...........  $12.92987    $ 7.57143        17,301
   01/01/2009 to 12/31/2009...........  $ 7.57143    $11.08988        49,111
   01/01/2010 to 12/31/2010...........  $11.08988    $11.99104        51,553
   01/01/2011 to 12/31/2011...........  $11.99104    $11.29110        28,018
   01/01/2012 to 12/31/2012...........  $11.29110    $13.25718        28,254
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.64625    $11.77136         9,710
   01/01/2007 to 12/31/2007...........  $11.77136    $12.13101       238,497
   01/01/2008 to 12/31/2008...........  $12.13101    $ 7.05356       228,304
   01/01/2009 to 12/31/2009...........  $ 7.05356    $ 8.24220       395,031
   01/01/2010 to 12/31/2010...........  $ 8.24220    $ 9.12197       368,229
   01/01/2011 to 12/31/2011...........  $ 9.12197    $ 8.44979       366,589
   01/01/2012 to 12/31/2012...........  $ 8.44979    $ 9.91302       308,988
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.11533    $10.99262        10,786
   01/01/2007 to 12/31/2007...........  $10.99262    $12.86093        31,283
   01/01/2008 to 12/31/2008...........  $12.86093    $ 7.46504        38,476
   01/01/2009 to 12/31/2009...........  $ 7.46504    $11.49714        50,576
   01/01/2010 to 12/31/2010...........  $11.49714    $13.50650        53,437
   01/01/2011 to 12/31/2011...........  $13.50650    $12.84773        41,030
   01/01/2012 to 12/31/2012...........  $12.84773    $15.06598        43,172

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03326    $ 7.62852         2,952
   01/01/2009 to 12/31/2009...........  $ 7.62852    $ 9.48684        12,889
   01/01/2010 to 12/31/2010...........  $ 9.48684    $11.79052        51,389
   01/01/2011 to 12/31/2011...........  $11.79052    $11.71022        18,168
   01/01/2012 to 12/31/2012...........  $11.71022    $13.28156        20,688
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.08544    $10.63693        11,024
   01/01/2007 to 12/31/2007...........  $10.63693    $10.68590        18,825
   01/01/2008 to 12/31/2008...........  $10.68590    $ 7.80022        25,367
   01/01/2009 to 12/31/2009...........  $ 7.80022    $10.36610        46,663
   01/01/2010 to 12/31/2010...........  $10.36610    $11.53495        41,207
   01/01/2011 to 12/31/2011...........  $11.53495    $11.66806        48,460
   01/01/2012 to 12/31/2012...........  $11.66806    $13.02596        53,505
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08919    $ 7.59959       116,091
   01/01/2009 to 12/31/2009...........  $ 7.59959    $ 9.19270       375,735
   01/01/2010 to 12/31/2010...........  $ 9.19270    $10.05774       363,119
   01/01/2011 to 12/31/2011...........  $10.05774    $ 9.81078       361,319
   01/01/2012 to 12/31/2012...........  $ 9.81078    $10.59247       296,148
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99189    $10.58416        15,051
   01/01/2007 to 12/31/2007...........  $10.58416    $12.35238        90,346
   01/01/2008 to 12/31/2008...........  $12.35238    $ 6.02671       133,364
   01/01/2009 to 12/31/2009...........  $ 6.02671    $ 7.99362       156,357
   01/01/2010 to 12/31/2010...........  $ 7.99362    $ 8.97315       142,792
   01/01/2011 to 12/31/2011...........  $ 8.97315    $ 7.66043       116,530
   01/01/2012 to 12/31/2012...........  $ 7.66043    $ 9.03951        96,195
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.01004    $10.84662        35,107
   01/01/2007 to 12/31/2007...........  $10.84662    $12.52596        92,306
   01/01/2008 to 12/31/2008...........  $12.52596    $ 6.87641        99,523
   01/01/2009 to 12/31/2009...........  $ 6.87641    $ 8.79761        94,195
   01/01/2010 to 12/31/2010...........  $ 8.79761    $ 9.58113        88,078
   01/01/2011 to 12/31/2011...........  $ 9.58113    $ 8.21462        78,075
   01/01/2012 to 12/31/2012...........  $ 8.21462    $ 9.39636        75,787
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99838    $10.70083     4,682,502
   01/01/2009 to 12/31/2009...........  $10.70083    $11.67692     2,124,345
   01/01/2010 to 12/31/2010...........  $11.67692    $12.68549     1,168,165
   01/01/2011 to 12/31/2011...........  $12.68549    $13.98483     3,388,371
   01/01/2012 to 12/31/2012...........  $13.98483    $14.99920     1,858,678
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11170    $ 7.12455        39,125
   01/01/2009 to 12/31/2009...........  $ 7.12455    $ 8.84741       128,171
   01/01/2010 to 12/31/2010...........  $ 8.84741    $ 9.87243       141,753
   01/01/2011 to 12/31/2011...........  $ 9.87243    $ 9.62404       124,364
   01/01/2012 to 12/31/2012...........  $ 9.62404    $10.71671       140,104
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.93985    $11.54409        16,048
   01/01/2007 to 12/31/2007...........  $11.54409    $11.53629       128,261
   01/01/2008 to 12/31/2008...........  $11.53629    $ 9.31756       386,053
   01/01/2009 to 12/31/2009...........  $ 9.31756    $11.14647       582,874
   01/01/2010 to 12/31/2010...........  $11.14647    $11.72786       603,595
   01/01/2011 to 12/31/2011...........  $11.72786    $11.52499       480,501
   01/01/2012 to 12/31/2012...........  $11.52499    $12.50989       437,810
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08376    $10.28632         1,364
   01/01/2010 to 12/31/2010...........  $10.28632    $11.22592           874
   01/01/2011 to 12/31/2011...........  $11.22592    $11.07902        16,790
   01/01/2012 to 12/31/2012...........  $11.07902    $12.51096        21,265

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14514    $10.29615            0
   01/01/2010 to 12/31/2010...........  $10.29615    $11.47968        3,609
   01/01/2011 to 12/31/2011...........  $11.47968    $10.59405        5,291
   01/01/2012 to 12/31/2012...........  $10.59405    $11.76047        5,622
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.10914    $12.79052       46,067
   01/01/2007 to 12/31/2007...........  $12.79052    $13.72201       88,420
   01/01/2008 to 12/31/2008...........  $13.72201    $ 7.88578      116,313
   01/01/2009 to 12/31/2009...........  $ 7.88578    $10.50517      143,651
   01/01/2010 to 12/31/2010...........  $10.50517    $11.03780      129,026
   01/01/2011 to 12/31/2011...........  $11.03780    $ 9.83134      125,803
   01/01/2012 to 12/31/2012...........  $ 9.83134    $11.74996      124,436
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.07993    $12.22726       47,535
   01/01/2007 to 12/31/2007...........  $12.22726    $11.62816       52,330
   01/01/2008 to 12/31/2008...........  $11.62816    $ 6.66999       71,598
   01/01/2009 to 12/31/2009...........  $ 6.66999    $ 7.81007       69,788
   01/01/2010 to 12/31/2010...........  $ 7.81007    $ 8.66458       56,880
   01/01/2011 to 12/31/2011...........  $ 8.66458    $ 8.13952       55,857
   01/01/2012 to 12/31/2012...........  $ 8.13952    $ 9.32719       61,834
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.21082    $10.68176       23,977
   01/01/2007 to 12/31/2007...........  $10.68176    $11.10865       99,091
   01/01/2008 to 12/31/2008...........  $11.10865    $ 8.35835       89,519
   01/01/2009 to 12/31/2009...........  $ 8.35835    $11.03009       94,110
   01/01/2010 to 12/31/2010...........  $11.03009    $12.26448       87,418
   01/01/2011 to 12/31/2011...........  $12.26448    $13.24736       91,403
   01/01/2012 to 12/31/2012...........  $13.24736    $13.75731       93,149
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.15276    $11.43214       74,326
   01/01/2007 to 12/31/2007...........  $11.43214    $12.88395      154,005
   01/01/2008 to 12/31/2008...........  $12.88395    $ 7.11622      179,095
   01/01/2009 to 12/31/2009...........  $ 7.11622    $ 9.05285      209,647
   01/01/2010 to 12/31/2010...........  $ 9.05285    $10.62849      194,264
   01/01/2011 to 12/31/2011...........  $10.62849    $10.32516      172,784
   01/01/2012 to 12/31/2012...........  $10.32516    $11.36411      148,698
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.44442    $12.73424       16,129
   01/01/2007 to 12/31/2007...........  $12.73424    $13.65679       42,636
   01/01/2008 to 12/31/2008...........  $13.65679    $ 8.83785       67,057
   01/01/2009 to 12/31/2009...........  $ 8.83785    $11.39455       69,641
   01/01/2010 to 12/31/2010...........  $11.39455    $12.51694       66,775
   01/01/2011 to 12/31/2011...........  $12.51694    $11.88737       55,650
   01/01/2012 to 12/31/2012...........  $11.88737    $14.34349       40,643
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.05617    $11.53646        6,886
   01/01/2007 to 12/31/2007...........  $11.53646    $13.01784       49,895
   01/01/2008 to 12/31/2008...........  $13.01784    $ 8.12919       47,298
   01/01/2009 to 12/31/2009...........  $ 8.12919    $ 9.90685       49,466
   01/01/2010 to 12/31/2010...........  $ 9.90685    $10.95423       54,189
   01/01/2011 to 12/31/2011...........  $10.95423    $10.67597       33,720
   01/01/2012 to 12/31/2012...........  $10.67597    $12.25442       35,109
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99838    $10.18480            0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.05873    $11.56440        3,419
   01/01/2007 to 12/31/2007...........  $11.56440    $11.64848       15,255
   01/01/2008 to 12/31/2008...........  $11.64848    $ 7.06599       20,070
   01/01/2009 to 12/31/2009...........  $ 7.06599    $ 9.62124       20,667
   01/01/2010 to 12/31/2010...........  $ 9.62124    $11.65953       22,107
   01/01/2011 to 12/31/2011...........  $11.65953    $11.03672       14,167
   01/01/2012 to 12/31/2012...........  $11.03672    $12.81203       10,373

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99955    $10.18783       53,526
   01/01/2007 to 12/31/2007...........  $10.18783    $10.47687       61,563
   01/01/2008 to 12/31/2008...........  $10.47687    $10.52918      273,830
   01/01/2009 to 12/31/2009...........  $10.52918    $10.34785      586,507
   01/01/2010 to 12/31/2010...........  $10.34785    $10.14728      315,255
   01/01/2011 to 12/31/2011...........  $10.14728    $ 9.95080      345,766
   01/01/2012 to 12/31/2012...........  $ 9.95080    $ 9.75612      341,542
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.66544    $11.78698       22,317
   01/01/2007 to 12/31/2007...........  $11.78698    $11.92093       51,226
   01/01/2008 to 12/31/2008...........  $11.92093    $ 6.74815       54,087
   01/01/2009 to 12/31/2009...........  $ 6.74815    $ 9.30482       64,787
   01/01/2010 to 12/31/2010...........  $ 9.30482    $11.26042       54,472
   01/01/2011 to 12/31/2011...........  $11.26042    $10.76561       53,309
   01/01/2012 to 12/31/2012...........  $10.76561    $12.36201       56,155
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02828    $10.06526        1,126
   01/01/2012 to 12/31/2012...........  $10.06526    $10.34839       59,585
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.37076    $12.64173       11,584
   01/01/2007 to 12/31/2007...........  $12.64173    $15.14430      113,400
   01/01/2008 to 12/31/2008...........  $15.14430    $ 8.43558      120,168
   01/01/2009 to 12/31/2009...........  $ 8.43558    $10.73369      134,535
   01/01/2010 to 12/31/2010...........  $10.73369    $13.54107      171,807
   01/01/2011 to 12/31/2011...........  $13.54107    $13.49978      132,082
   01/01/2012 to 12/31/2012...........  $13.49978    $14.87354      113,107
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.50804    $10.86446       18,875
   01/01/2007 to 12/31/2007...........  $10.86446    $12.64347       24,119
   01/01/2008 to 12/31/2008...........  $12.64347    $ 7.12239       25,973
   01/01/2009 to 12/31/2009...........  $ 7.12239    $ 8.55827       34,175
   01/01/2010 to 12/31/2010...........  $ 8.55827    $10.09108       32,545
   01/01/2011 to 04/29/2011...........  $10.09108    $11.30707            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99838    $10.30158       81,008
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10112    $ 5.56591       19,671
   01/01/2009 to 12/31/2009...........  $ 5.56591    $ 9.08638      170,536
   01/01/2010 to 12/31/2010...........  $ 9.08638    $10.89213      190,362
   01/01/2011 to 12/31/2011...........  $10.89213    $ 8.51405      147,056
   01/01/2012 to 12/31/2012...........  $ 8.51405    $ 9.84347      149,372
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.03889    $10.20929        4,598
   01/01/2007 to 12/31/2007...........  $10.20929    $10.68853       21,760
   01/01/2008 to 12/31/2008...........  $10.68853    $10.59575      102,544
   01/01/2009 to 12/31/2009...........  $10.59575    $11.45066      146,216
   01/01/2010 to 12/31/2010...........  $11.45066    $11.66376      163,847
   01/01/2011 to 12/31/2011...........  $11.66376    $11.69252      206,500
   01/01/2012 to 12/31/2012...........  $11.69252    $12.00101      213,959
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97103    $10.28172       64,090
   01/01/2007 to 12/31/2007...........  $10.28172    $10.91649      226,167
   01/01/2008 to 12/31/2008...........  $10.91649    $10.46055      275,747
   01/01/2009 to 12/31/2009...........  $10.46055    $11.95037      589,127
   01/01/2010 to 12/31/2010...........  $11.95037    $12.62027      690,427
   01/01/2011 to 12/31/2011...........  $12.62027    $12.76640      619,970
   01/01/2012 to 12/31/2012...........  $12.76640    $13.68232      590,891

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.19670    $10.62171       193,286
   01/01/2007 to 12/31/2007...........  $10.62171    $11.32027       462,408
   01/01/2008 to 12/31/2008...........  $11.32027    $ 8.93562     1,347,367
   01/01/2009 to 12/31/2009...........  $ 8.93562    $10.51580     3,387,171
   01/01/2010 to 12/31/2010...........  $10.51580    $11.39953     3,342,275
   01/01/2011 to 12/31/2011...........  $11.39953    $11.28767     3,067,168
   01/01/2012 to 12/31/2012...........  $11.28767    $12.21401     2,917,636
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01829    $10.06516             0
   01/01/2012 to 12/31/2012...........  $10.06516    $10.56916         2,546
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.64027    $11.45078         3,096
   01/01/2007 to 12/31/2007...........  $11.45078    $11.45877        20,820
   01/01/2008 to 12/31/2008...........  $11.45877    $ 6.88447        38,550
   01/01/2009 to 12/31/2009...........  $ 6.88447    $ 8.22238        47,462
   01/01/2010 to 12/31/2010...........  $ 8.22238    $ 9.27431        44,819
   01/01/2011 to 12/31/2011...........  $ 9.27431    $ 9.40705        44,044
   01/01/2012 to 12/31/2012...........  $ 9.40705    $10.95646        38,467
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99837    $ 8.88098             0
   01/01/2012 to 12/31/2012...........  $ 8.88098    $ 9.85218             0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09919    $ 6.68342       165,849
   01/01/2009 to 12/31/2009...........  $ 6.68342    $ 8.31169       485,836
   01/01/2010 to 12/31/2010...........  $ 8.31169    $ 9.31755       486,292
   01/01/2011 to 12/31/2011...........  $ 9.31755    $ 8.91687       359,184
   01/01/2012 to 12/31/2012...........  $ 8.91687    $10.13196       440,636
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.46891    $11.06202        21,122
   01/01/2007 to 12/31/2007...........  $11.06202    $11.81124        72,333
   01/01/2008 to 12/31/2008...........  $11.81124    $ 8.08343       191,148
   01/01/2009 to 12/31/2009...........  $ 8.08343    $10.09749       362,933
   01/01/2010 to 12/31/2010...........  $10.09749    $11.06899       463,819
   01/01/2011 to 12/31/2011...........  $11.06899    $10.48542       379,473
   01/01/2012 to 12/31/2012...........  $10.48542    $11.42439       363,125
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90486    $ 9.89252         7,429
   01/01/2007 to 12/31/2007...........  $ 9.89252    $10.39092         7,373
   01/01/2008 to 12/31/2008...........  $10.39092    $ 6.62159        11,829
   01/01/2009 to 12/31/2009...........  $ 6.62159    $ 8.69297        21,177
   01/01/2010 to 12/31/2010...........  $ 8.69297    $11.62640        12,981
   01/01/2011 to 12/31/2011...........  $11.62640    $11.28700        14,569
   01/01/2012 to 12/31/2012...........  $11.28700    $12.41265        14,922

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.95952    $12.49653        27,594
   01/01/2007 to 12/31/2007...........  $12.49653    $11.56307        69,073
   01/01/2008 to 12/31/2008...........  $11.56307    $ 7.96731        96,050
   01/01/2009 to 12/31/2009...........  $ 7.96731    $ 9.92002       100,896
   01/01/2010 to 12/31/2010...........  $ 9.92002    $12.25369        88,868
   01/01/2011 to 12/31/2011...........  $12.25369    $11.29575        81,692
   01/01/2012 to 12/31/2012...........  $11.29575    $13.08511        72,140
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.70312    $11.38999        21,370
   01/01/2007 to 12/31/2007...........  $11.38999    $11.87148       806,006
   01/01/2008 to 12/31/2008...........  $11.87148    $ 8.61898     1,103,798
   01/01/2009 to 12/31/2009...........  $ 8.61898    $10.48975     1,351,433
   01/01/2010 to 12/31/2010...........  $10.48975    $11.47036     1,375,810
   01/01/2011 to 12/31/2011...........  $11.47036    $11.46887     1,177,868
   01/01/2012 to 12/31/2012...........  $11.46887    $12.76116     1,287,000
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.01876    $12.23446        21,928
   01/01/2007 to 12/31/2007...........  $12.23446    $11.56559       234,374
   01/01/2008 to 12/31/2008...........  $11.56559    $ 6.58939       185,271
   01/01/2009 to 12/31/2009...........  $ 6.58939    $ 7.99756       216,991
   01/01/2010 to 12/31/2010...........  $ 7.99756    $ 8.87911       214,785
   01/01/2011 to 12/31/2011...........  $ 8.87911    $ 8.56256       210,398
   01/01/2012 to 12/31/2012...........  $ 8.56256    $ 9.84254       220,794
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.54430    $ 9.81863        16,376
   01/01/2007 to 12/31/2007...........  $ 9.81863    $10.55353        35,653
   01/01/2008 to 12/31/2008...........  $10.55353    $10.09452        53,563
   01/01/2009 to 12/31/2009...........  $10.09452    $11.09557        67,136
   01/01/2010 to 12/31/2010...........  $11.09557    $11.50292        60,985
   01/01/2011 to 12/31/2011...........  $11.50292    $11.74276        72,572
   01/01/2012 to 12/31/2012...........  $11.74276    $12.11361        66,688
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93989    $10.44494        32,974
   01/01/2007 to 12/31/2007...........  $10.44494    $11.08230        57,350
   01/01/2008 to 12/31/2008...........  $11.08230    $ 6.45716        85,741
   01/01/2009 to 12/31/2009...........  $ 6.45716    $ 9.70941       152,809
   01/01/2010 to 12/31/2010...........  $ 9.70941    $11.02414       123,355
   01/01/2011 to 12/31/2011...........  $11.02414    $10.62508       117,954
   01/01/2012 to 12/31/2012...........  $10.62508    $12.24799       112,648
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.75887    $13.29851        13,035
   01/01/2007 to 12/31/2007...........  $13.29851    $18.31759        35,052
   01/01/2008 to 12/31/2008...........  $18.31759    $ 8.98133        36,153
   01/01/2009 to 12/31/2009...........  $ 8.98133    $13.15053        51,255
   01/01/2010 to 12/31/2010...........  $13.15053    $15.52981        52,620
   01/01/2011 to 12/31/2011...........  $15.52981    $12.95425        54,604
   01/01/2012 to 12/31/2012...........  $12.95425    $13.15910        45,331

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.63310    $11.33625       180,371
   01/01/2007 to 12/31/2007...........  $11.33625    $12.17518       521,702
   01/01/2008 to 12/31/2008...........  $12.17518    $ 6.88390       601,776
   01/01/2009 to 12/31/2009...........  $ 6.88390    $ 8.66769       690,320
   01/01/2010 to 12/31/2010...........  $ 8.66769    $ 9.74160       635,594
   01/01/2011 to 12/31/2011...........  $ 9.74160    $ 9.22075       597,446
   01/01/2012 to 12/31/2012...........  $ 9.22075    $10.03476       628,595
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99837    $ 9.97564         2,546
   01/01/2008 to 12/31/2008...........  $ 9.97564    $ 9.27033        23,162
   01/01/2009 to 12/31/2009...........  $ 9.27033    $10.14552       108,478
   01/01/2010 to 12/31/2010...........  $10.14552    $10.72220       115,585
   01/01/2011 to 12/31/2011...........  $10.72220    $11.14563       109,867
   01/01/2012 to 12/31/2012...........  $11.14563    $11.78482       126,306
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07802    $ 6.62871       307,539
   01/01/2009 to 12/31/2009...........  $ 6.62871    $ 8.45254       930,415
   01/01/2010 to 12/31/2010...........  $ 8.45254    $ 9.13538     1,007,771
   01/01/2011 to 12/31/2011...........  $ 9.13538    $ 8.80688       732,911
   01/01/2012 to 09/21/2012...........  $ 8.80688    $ 9.84396             0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08890    $ 7.65475         1,158
   01/01/2009 to 12/31/2009...........  $ 7.65475    $ 9.12312         2,135
   01/01/2010 to 12/31/2010...........  $ 9.12312    $10.49725         3,003
   01/01/2011 to 12/31/2011...........  $10.49725    $11.00661         1,842
   01/01/2012 to 12/31/2012...........  $11.00661    $11.96205         2,003
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26792    $ 7.02706         1,103
   01/01/2009 to 12/31/2009...........  $ 7.02706    $ 9.01147         1,000
   01/01/2010 to 12/31/2010...........  $ 9.01147    $10.72454           900
   01/01/2011 to 12/31/2011...........  $10.72454    $11.09282           674
   01/01/2012 to 12/31/2012...........  $11.09282    $13.27826           766
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38561    $ 5.26042        12,847
   01/01/2009 to 12/31/2009...........  $ 5.26042    $ 5.93128        17,604
   01/01/2010 to 12/31/2010...........  $ 5.93128    $ 6.45064        14,971
   01/01/2011 to 12/31/2011...........  $ 6.45064    $ 5.44948        12,654
   01/01/2012 to 12/31/2012...........  $ 5.44948    $ 6.66350         6,613
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15183    $ 8.31798         2,661
   01/01/2009 to 12/31/2009...........  $ 8.31798    $ 9.74975         5,709
   01/01/2010 to 12/31/2010...........  $ 9.74975    $ 9.83044         5,851
   01/01/2011 to 12/31/2011...........  $ 9.83044    $10.61260         7,507
   01/01/2012 to 12/31/2012...........  $10.61260    $12.21490         5,736
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16534    $ 6.08351             0
   01/01/2009 to 12/31/2009...........  $ 6.08351    $ 7.40148         1,667
   01/01/2010 to 12/31/2010...........  $ 7.40148    $ 8.97973         2,459
   01/01/2011 to 12/31/2011...........  $ 8.97973    $ 8.64675         1,646
   01/01/2012 to 12/31/2012...........  $ 8.64675    $ 9.81615         1,636
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11057    $ 6.70176           302
   01/01/2009 to 12/31/2009...........  $ 6.70176    $ 8.52396         1,727
   01/01/2010 to 12/31/2010...........  $ 8.52396    $ 9.45874         1,687
   01/01/2011 to 12/31/2011...........  $ 9.45874    $ 9.56388         1,608
   01/01/2012 to 12/31/2012...........  $ 9.56388    $10.56848         1,262

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24135    $ 6.25789       1,046
   01/01/2009 to 12/31/2009...........  $ 6.25789    $ 7.32945       1,462
   01/01/2010 to 12/31/2010...........  $ 7.32945    $ 8.11227       1,472
   01/01/2011 to 12/31/2011...........  $ 8.11227    $ 7.85180       1,461
   01/01/2012 to 12/31/2012...........  $ 7.85180    $ 8.88451       1,433
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07235    $ 6.18606       1,298
   01/01/2009 to 12/31/2009...........  $ 6.18606    $ 8.38860       1,054
   01/01/2010 to 12/31/2010...........  $ 8.38860    $10.56135       1,064
   01/01/2011 to 12/31/2011...........  $10.56135    $10.05492       3,049
   01/01/2012 to 12/31/2012...........  $10.05492    $11.37355       1,454
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18832    $ 6.44994       1,256
   01/01/2009 to 12/31/2009...........  $ 6.44994    $ 8.27567       3,554
   01/01/2010 to 12/31/2010...........  $ 8.27567    $ 9.77276       3,342
   01/01/2011 to 12/31/2011...........  $ 9.77276    $ 9.20548       3,220
   01/01/2012 to 12/31/2012...........  $ 9.20548    $10.51952       3,207
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25882    $ 5.50600          71
   01/01/2009 to 12/31/2009...........  $ 5.50600    $ 6.90396       2,425
   01/01/2010 to 12/31/2010...........  $ 6.90396    $ 8.44004       3,239
   01/01/2011 to 12/31/2011...........  $ 8.44004    $ 8.66786       2,342
   01/01/2012 to 12/31/2012...........  $ 8.66786    $ 9.95672       4,456
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11347    $ 6.79469       2,367
   01/01/2009 to 12/31/2009...........  $ 6.79469    $ 8.40472       4,255
   01/01/2010 to 12/31/2010...........  $ 8.40472    $10.35978       4,281
   01/01/2011 to 12/31/2011...........  $10.35978    $10.28708       4,140
   01/01/2012 to 12/31/2012...........  $10.28708    $11.34379       2,435
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22847    $ 7.16334           0
   01/01/2009 to 12/31/2009...........  $ 7.16334    $ 8.45568       1,966
   01/01/2010 to 12/31/2010...........  $ 8.45568    $10.12223         713
   01/01/2011 to 12/31/2011...........  $10.12223    $ 9.51684         713
   01/01/2012 to 12/31/2012...........  $ 9.51684    $10.83731         713
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27804    $ 7.25268       1,447
   01/01/2009 to 12/31/2009...........  $ 7.25268    $ 7.63087       3,241
   01/01/2010 to 12/31/2010...........  $ 7.63087    $ 8.65491       3,328
   01/01/2011 to 12/31/2011...........  $ 8.65491    $ 8.64401       3,290
   01/01/2012 to 12/31/2012...........  $ 8.64401    $ 9.87396       3,187
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09850    $ 7.19947         932
   01/01/2009 to 12/31/2009...........  $ 7.19947    $ 7.81606       8,169
   01/01/2010 to 12/31/2010...........  $ 7.81606    $ 8.11874       8,216
   01/01/2011 to 12/31/2011...........  $ 8.11874    $ 9.35362       6,219
   01/01/2012 to 12/31/2012...........  $ 9.35362    $ 9.18268       6,325

* Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: LIFETIME FIVE INCOME BENEFIT ONLY (2.10%) OR HIGHEST
   DAILY LIFETIME FIVE INCOME BENEFIT ONLY (2.10%) OR HD GRO 60 BPS (2.10%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.39084    $10.96256      9,081,958
   01/01/2007 to 12/31/2007...........  $10.96256    $11.72459     12,892,577
   01/01/2008 to 12/31/2008...........  $11.72459    $ 7.82811      9,823,779
   01/01/2009 to 12/31/2009...........  $ 7.82811    $ 9.53480      9,367,665
   01/01/2010 to 12/31/2010...........  $ 9.53480    $10.45610      9,094,548
   01/01/2011 to 12/31/2011...........  $10.45610    $ 9.96902      8,190,643
   01/01/2012 to 12/31/2012...........  $ 9.96902    $10.99065      7,386,371
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14401    $10.62496      1,362,866
   01/01/2007 to 12/31/2007...........  $10.62496    $11.39463      4,907,526
   01/01/2008 to 12/31/2008...........  $11.39463    $ 7.83393      2,975,760
   01/01/2009 to 12/31/2009...........  $ 7.83393    $ 9.68309      3,050,377
   01/01/2010 to 12/31/2010...........  $ 9.68309    $10.78380      3,171,468
   01/01/2011 to 12/31/2011...........  $10.78380    $10.57416      2,560,562
   01/01/2012 to 12/31/2012...........  $10.57416    $11.76991      2,460,759
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.70202    $11.78602              0
   01/01/2007 to 12/31/2007...........  $11.78602    $11.53005              0
   01/01/2008 to 12/31/2008...........  $11.53005    $ 7.36892              0
   01/01/2009 to 12/31/2009...........  $ 7.36892    $ 8.50008          1,901
   01/01/2010 to 12/31/2010...........  $ 8.50008    $ 9.47802          2,171
   01/01/2011 to 12/31/2011...........  $ 9.47802    $ 9.61485          1,503
   01/01/2012 to 05/04/2012...........  $ 9.61485    $10.43222              0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.34133    $10.85494      2,735,555
   01/01/2007 to 12/31/2007...........  $10.85494    $11.59528      4,054,872
   01/01/2008 to 12/31/2008...........  $11.59528    $ 8.09712      4,180,159
   01/01/2009 to 12/31/2009...........  $ 8.09712    $ 9.77820      9,710,092
   01/01/2010 to 12/31/2010...........  $ 9.77820    $10.75644      8,950,075
   01/01/2011 to 12/31/2011...........  $10.75644    $10.40750      8,234,574
   01/01/2012 to 12/31/2012...........  $10.40750    $11.46480      7,583,863
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99772    $ 9.14094      5,393,786
   01/01/2012 to 12/31/2012...........  $ 9.14094    $10.01761      4,663,173
AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.52704    $12.73070              0
   01/01/2007 to 12/31/2007...........  $12.73070    $12.61442              0
   01/01/2008 to 12/31/2008...........  $12.61442    $ 7.74619              0
   01/01/2009 to 12/31/2009...........  $ 7.74619    $ 8.97205          5,302
   01/01/2010 to 12/31/2010...........  $ 8.97205    $ 9.88094          6,037
   01/01/2011 to 12/31/2011...........  $ 9.88094    $ 9.63030          2,370
   01/01/2012 to 12/31/2012...........  $ 9.63030    $10.69602          3,361

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99886    $ 9.35356              0
   01/01/2010 to 12/31/2010...........  $ 9.35356    $10.13009              0
   01/01/2011 to 12/31/2011...........  $10.13009    $10.87842              0
   01/01/2012 to 12/31/2012...........  $10.87842    $11.09802              0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99830    $12.00560              0
   01/01/2009 to 12/31/2009...........  $12.00560    $11.04716              0
   01/01/2010 to 12/31/2010...........  $11.04716    $12.03026              0
   01/01/2011 to 12/31/2011...........  $12.03026    $13.38327              0
   01/01/2012 to 12/31/2012...........  $13.38327    $13.85687              0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99830    $12.07427              0
   01/01/2009 to 12/31/2009...........  $12.07427    $10.91522              0
   01/01/2010 to 12/31/2010...........  $10.91522    $11.90528              0
   01/01/2011 to 12/31/2011...........  $11.90528    $13.52335              0
   01/01/2012 to 12/31/2012...........  $13.52335    $14.02085              0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99886    $ 8.76579              0
   01/01/2010 to 12/31/2010...........  $ 8.76579    $ 9.60243         49,555
   01/01/2011 to 12/31/2011...........  $ 9.60243    $11.16178            650
   01/01/2012 to 12/31/2012...........  $11.16178    $11.62262              0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99772    $10.97956         59,475
   01/01/2011 to 12/31/2011...........  $10.97956    $12.93718        405,546
   01/01/2012 to 12/31/2012...........  $12.93718    $13.53150        146,919
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99829    $11.98927        186,514
   01/01/2012 to 12/31/2012...........  $11.98927    $12.42891        230,023
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99773    $10.37175        147,460
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.50991    $11.13864     10,685,211
   01/01/2007 to 12/31/2007...........  $11.13864    $11.96972     19,352,529
   01/01/2008 to 12/31/2008...........  $11.96972    $ 7.62723     12,898,134
   01/01/2009 to 12/31/2009...........  $ 7.62723    $ 9.36253     12,630,803
   01/01/2010 to 12/31/2010...........  $ 9.36253    $10.39654     12,177,411
   01/01/2011 to 12/31/2011...........  $10.39654    $ 9.93585     11,097,830
   01/01/2012 to 12/31/2012...........  $ 9.93585    $11.06664     10,445,023
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08098    $ 7.32618         45,383
   01/01/2009 to 12/31/2009...........  $ 7.32618    $ 8.85373         49,189
   01/01/2010 to 12/31/2010...........  $ 8.85373    $ 9.70515         57,895
   01/01/2011 to 12/31/2011...........  $ 9.70515    $ 9.33306         77,865
   01/01/2012 to 12/31/2012...........  $ 9.33306    $10.08071        226,318
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.12069    $16.03849              0
   01/01/2007 to 12/31/2007...........  $16.03849    $12.57515              0
   01/01/2008 to 12/31/2008...........  $12.57515    $ 7.99901              0
   01/01/2009 to 12/31/2009...........  $ 7.99901    $10.33588          2,453
   01/01/2010 to 12/31/2010...........  $10.33588    $13.02810          2,476
   01/01/2011 to 12/31/2011...........  $13.02810    $13.60150          1,614
   01/01/2012 to 12/31/2012...........  $13.60150    $15.36585          2,108
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.22786    $11.72822              0
   01/01/2007 to 12/31/2007...........  $11.72822    $ 9.44487              0
   01/01/2008 to 07/18/2008...........  $ 9.44487    $ 8.63406              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.17005    $12.07703             0
   01/01/2007 to 12/31/2007...........  $12.07703    $13.15347             0
   01/01/2008 to 12/31/2008...........  $13.15347    $ 7.20232             0
   01/01/2009 to 12/31/2009...........  $ 7.20232    $ 9.35819           555
   01/01/2010 to 12/31/2010...........  $ 9.35819    $12.14893         1,009
   01/01/2011 to 12/31/2011...........  $12.14893    $10.33909           921
   01/01/2012 to 12/31/2012...........  $10.33909    $12.15880         1,258
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10349    $ 7.48594         3,796
   01/01/2009 to 12/31/2009...........  $ 7.48594    $ 8.88862        74,679
   01/01/2010 to 12/31/2010...........  $ 8.88862    $ 9.86581        66,105
   01/01/2011 to 12/31/2011...........  $ 9.86581    $ 9.42431        43,290
   01/01/2012 to 12/31/2012...........  $ 9.42431    $10.48872        36,149
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04424    $10.54620       689,232
   01/01/2007 to 12/31/2007...........  $10.54620    $11.21183     2,178,272
   01/01/2008 to 12/31/2008...........  $11.21183    $ 7.19391     1,294,066
   01/01/2009 to 12/31/2009...........  $ 7.19391    $ 8.72643     1,329,405
   01/01/2010 to 12/31/2010...........  $ 8.72643    $ 9.77460     1,434,879
   01/01/2011 to 12/31/2011...........  $ 9.77460    $ 9.42980     1,304,429
   01/01/2012 to 12/31/2012...........  $ 9.42980    $10.21781     1,451,133
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16392    $10.44781     1,090,138
   01/01/2007 to 12/31/2007...........  $10.44781    $11.40006     4,097,128
   01/01/2008 to 12/31/2008...........  $11.40006    $ 6.61982     2,188,204
   01/01/2009 to 12/31/2009...........  $ 6.61982    $ 8.16779     2,329,174
   01/01/2010 to 12/31/2010...........  $ 8.16779    $ 9.52139     2,553,655
   01/01/2011 to 12/31/2011...........  $ 9.52139    $ 8.74633     2,344,114
   01/01/2012 to 12/31/2012...........  $ 8.74633    $ 9.67312     2,065,961
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99830    $ 7.45903         3,068
   01/01/2009 to 11/13/2009...........  $ 7.45903    $ 8.31266             0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99830    $10.71807       133,480
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17497    $ 6.10196             0
   01/01/2009 to 12/31/2009...........  $ 6.10196    $ 8.07411           721
   01/01/2010 to 12/31/2010...........  $ 8.07411    $ 9.50539           646
   01/01/2011 to 12/31/2011...........  $ 9.50539    $ 8.84098           334
   01/01/2012 to 12/31/2012...........  $ 8.84098    $10.97977           378
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.22202    $11.55044             0
   01/01/2007 to 12/31/2007...........  $11.55044    $12.89443             0
   01/01/2008 to 12/31/2008...........  $12.89443    $ 7.54319             0
   01/01/2009 to 12/31/2009...........  $ 7.54319    $11.03769         3,688
   01/01/2010 to 12/31/2010...........  $11.03769    $11.92291         4,970
   01/01/2011 to 12/31/2011...........  $11.92291    $11.21585         2,320
   01/01/2012 to 12/31/2012...........  $11.21585    $13.15596         2,442
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.63443    $11.75065             0
   01/01/2007 to 12/31/2007...........  $11.75065    $12.09783             0
   01/01/2008 to 12/31/2008...........  $12.09783    $ 7.02744             0
   01/01/2009 to 12/31/2009...........  $ 7.02744    $ 8.20364         2,275
   01/01/2010 to 12/31/2010...........  $ 8.20364    $ 9.07038         2,833
   01/01/2011 to 12/31/2011...........  $ 9.07038    $ 8.39373         1,237
   01/01/2012 to 12/31/2012...........  $ 8.39373    $ 9.83764         1,822

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.10295    $10.97316            0
   01/01/2007 to 12/31/2007...........  $10.97316    $12.82556            0
   01/01/2008 to 12/31/2008...........  $12.82556    $ 7.43719            0
   01/01/2009 to 12/31/2009...........  $ 7.43719    $11.44320        4,272
   01/01/2010 to 12/31/2010...........  $11.44320    $13.42997        3,566
   01/01/2011 to 12/31/2011...........  $13.42997    $12.76247        1,765
   01/01/2012 to 12/31/2012...........  $12.76247    $14.95130        2,205
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03318    $ 7.62514            0
   01/01/2009 to 12/31/2009...........  $ 7.62514    $ 9.47334       12,926
   01/01/2010 to 12/31/2010...........  $ 9.47334    $11.76216       10,343
   01/01/2011 to 12/31/2011...........  $11.76216    $11.67054        5,153
   01/01/2012 to 12/31/2012...........  $11.67054    $13.22351        7,138
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.07407    $10.61807            0
   01/01/2007 to 12/31/2007...........  $10.61807    $10.65661            0
   01/01/2008 to 12/31/2008...........  $10.65661    $ 7.77122            0
   01/01/2009 to 12/31/2009...........  $ 7.77122    $10.31751        1,678
   01/01/2010 to 12/31/2010...........  $10.31751    $11.46953        1,609
   01/01/2011 to 12/31/2011...........  $11.46953    $11.59051          824
   01/01/2012 to 12/31/2012...........  $11.59051    $12.92677          647
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08916    $ 7.59473       34,121
   01/01/2009 to 12/31/2009...........  $ 7.59473    $ 9.17789      103,859
   01/01/2010 to 12/31/2010...........  $ 9.17789    $10.03174       69,784
   01/01/2011 to 12/31/2011...........  $10.03174    $ 9.77586       45,092
   01/01/2012 to 12/31/2012...........  $ 9.77586    $10.54431       44,970
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99181    $10.57717            0
   01/01/2007 to 12/31/2007...........  $10.57717    $12.33211            0
   01/01/2008 to 12/31/2008...........  $12.33211    $ 6.01096            0
   01/01/2009 to 12/31/2009...........  $ 6.01096    $ 7.96493        8,915
   01/01/2010 to 12/31/2010...........  $ 7.96493    $ 8.93213        7,479
   01/01/2011 to 12/31/2011...........  $ 8.93213    $ 7.61791        3,562
   01/01/2012 to 12/31/2012...........  $ 7.61791    $ 8.98064        5,175
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.00996    $10.83950            0
   01/01/2007 to 12/31/2007...........  $10.83950    $12.50545            0
   01/01/2008 to 12/31/2008...........  $12.50545    $ 6.85844            0
   01/01/2009 to 12/31/2009...........  $ 6.85844    $ 8.76614        8,602
   01/01/2010 to 12/31/2010...........  $ 8.76614    $ 9.53741        6,994
   01/01/2011 to 12/31/2011...........  $ 9.53741    $ 8.16907        3,301
   01/01/2012 to 12/31/2012...........  $ 8.16907    $ 9.33514        4,830
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11168    $ 7.11981       18,527
   01/01/2009 to 12/31/2009...........  $ 7.11981    $ 8.83303       45,249
   01/01/2010 to 12/31/2010...........  $ 8.83303    $ 9.84678       71,633
   01/01/2011 to 12/31/2011...........  $ 9.84678    $ 9.58958       76,943
   01/01/2012 to 12/31/2012...........  $ 9.58958    $10.66782       73,666
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.92771    $11.52382            0
   01/01/2007 to 12/31/2007...........  $11.52382    $11.50472      414,208
   01/01/2008 to 12/31/2008...........  $11.50472    $ 9.28305      793,735
   01/01/2009 to 12/31/2009...........  $ 9.28305    $11.09414      747,584
   01/01/2010 to 12/31/2010...........  $11.09414    $11.66131      685,466
   01/01/2011 to 12/31/2011...........  $11.66131    $11.44852      665,660
   01/01/2012 to 12/31/2012...........  $11.44852    $12.41462      748,161

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08368    $10.28503            0
   01/01/2010 to 12/31/2010...........  $10.28503    $11.21345          259
   01/01/2011 to 12/31/2011...........  $11.21345    $11.05588          108
   01/01/2012 to 12/31/2012...........  $11.05588    $12.47267          105
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14506    $10.29482            0
   01/01/2010 to 12/31/2010...........  $10.29482    $11.46695        3,538
   01/01/2011 to 12/31/2011...........  $11.46695    $10.57191            0
   01/01/2012 to 12/31/2012...........  $10.57191    $11.72442            0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.09563    $12.76794            0
   01/01/2007 to 12/31/2007...........  $12.76794    $13.68437            0
   01/01/2008 to 12/31/2008...........  $13.68437    $ 7.85645            0
   01/01/2009 to 12/31/2009...........  $ 7.85645    $10.45584       12,241
   01/01/2010 to 12/31/2010...........  $10.45584    $10.97517       11,771
   01/01/2011 to 12/31/2011...........  $10.97517    $ 9.76606        5,285
   01/01/2012 to 12/31/2012...........  $ 9.76606    $11.66046        7,365
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.06758    $12.20570            0
   01/01/2007 to 12/31/2007...........  $12.20570    $11.59635            0
   01/01/2008 to 12/31/2008...........  $11.59635    $ 6.64525            0
   01/01/2009 to 12/31/2009...........  $ 6.64525    $ 7.77344        4,674
   01/01/2010 to 12/31/2010...........  $ 7.77344    $ 8.61549        3,363
   01/01/2011 to 12/31/2011...........  $ 8.61549    $ 8.08549        2,009
   01/01/2012 to 12/31/2012...........  $ 8.08549    $ 9.25614        2,215
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.19930    $10.66276            0
   01/01/2007 to 12/31/2007...........  $10.66276    $11.07795            0
   01/01/2008 to 12/31/2008...........  $11.07795    $ 8.32703            0
   01/01/2009 to 12/31/2009...........  $ 8.32703    $10.97791        1,339
   01/01/2010 to 12/31/2010...........  $10.97791    $12.19444        6,502
   01/01/2011 to 12/31/2011...........  $12.19444    $13.15893        3,446
   01/01/2012 to 12/31/2012...........  $13.15893    $13.65206        4,027
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.14037    $11.41196            0
   01/01/2007 to 12/31/2007...........  $11.41196    $12.84853            0
   01/01/2008 to 12/31/2008...........  $12.84853    $ 7.08969            0
   01/01/2009 to 12/31/2009...........  $ 7.08969    $ 9.01029        6,729
   01/01/2010 to 12/31/2010...........  $ 9.01029    $10.56815        6,313
   01/01/2011 to 12/31/2011...........  $10.56815    $10.25660        3,198
   01/01/2012 to 12/31/2012...........  $10.25660    $11.27751        4,001
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.43165    $12.71184            0
   01/01/2007 to 12/31/2007...........  $12.71184    $13.61948            0
   01/01/2008 to 12/31/2008...........  $13.61948    $ 8.80501            0
   01/01/2009 to 12/31/2009...........  $ 8.80501    $11.34102        6,474
   01/01/2010 to 12/31/2010...........  $11.34102    $12.44586        5,994
   01/01/2011 to 12/31/2011...........  $12.44586    $11.80835        3,475
   01/01/2012 to 12/31/2012...........  $11.80835    $14.23420        5,282
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.04383    $11.51619            0
   01/01/2007 to 12/31/2007...........  $11.51619    $12.98213            0
   01/01/2008 to 12/31/2008...........  $12.98213    $ 8.09894            0
   01/01/2009 to 12/31/2009...........  $ 8.09894    $ 9.86031        1,509
   01/01/2010 to 12/31/2010...........  $ 9.86031    $10.89230        2,578
   01/01/2011 to 12/31/2011...........  $10.89230    $10.60519        1,149
   01/01/2012 to 12/31/2012...........  $10.60519    $12.16130          824

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99830    $10.18113            0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.04648    $11.54398            0
   01/01/2007 to 12/31/2007...........  $11.54398    $11.61648            0
   01/01/2008 to 12/31/2008...........  $11.61648    $ 7.03962            0
   01/01/2009 to 12/31/2009...........  $ 7.03962    $ 9.57597        1,794
   01/01/2010 to 12/31/2010...........  $ 9.57597    $11.59338        1,232
   01/01/2011 to 12/31/2011...........  $11.59338    $10.96336          666
   01/01/2012 to 12/31/2012...........  $10.96336    $12.71430          768
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99947    $10.18121            0
   01/01/2007 to 12/31/2007...........  $10.18121    $10.45961            0
   01/01/2008 to 12/31/2008...........  $10.45961    $10.50151            0
   01/01/2009 to 12/31/2009...........  $10.50151    $10.31087        4,405
   01/01/2010 to 12/31/2010...........  $10.31087    $10.10136        1,122
   01/01/2011 to 12/31/2011...........  $10.10136    $ 9.89610          294
   01/01/2012 to 12/31/2012...........  $ 9.89610    $ 9.69320          293
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.65255    $11.76632            0
   01/01/2007 to 12/31/2007...........  $11.76632    $11.88823            0
   01/01/2008 to 12/31/2008...........  $11.88823    $ 6.72310            0
   01/01/2009 to 12/31/2009...........  $ 6.72310    $ 9.26118        7,870
   01/01/2010 to 12/31/2010...........  $ 9.26118    $11.19660        7,339
   01/01/2011 to 12/31/2011...........  $11.19660    $10.69416        3,534
   01/01/2012 to 12/31/2012...........  $10.69416    $12.26785        4,723
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02820    $10.06356            0
   01/01/2012 to 12/31/2012...........  $10.06356    $10.33649            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.35708    $12.61948            0
   01/01/2007 to 12/31/2007...........  $12.61948    $15.10271            0
   01/01/2008 to 12/31/2008...........  $15.10271    $ 8.40416            0
   01/01/2009 to 12/31/2009...........  $ 8.40416    $10.68337        3,443
   01/01/2010 to 12/31/2010...........  $10.68337    $13.46448        3,177
   01/01/2011 to 12/31/2011...........  $13.46448    $13.41030        1,516
   01/01/2012 to 12/31/2012...........  $13.41030    $14.76040        1,985
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.49528    $10.84539            0
   01/01/2007 to 12/31/2007...........  $10.84539    $12.60892            0
   01/01/2008 to 12/31/2008...........  $12.60892    $ 7.09593            0
   01/01/2009 to 12/31/2009...........  $ 7.09593    $ 8.51811        1,239
   01/01/2010 to 12/31/2010...........  $ 8.51811    $10.03388        1,118
   01/01/2011 to 04/29/2011...........  $10.03388    $11.23937            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99830    $10.29470        9,180
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10104    $ 5.56343            0
   01/01/2009 to 12/31/2009...........  $ 5.56343    $ 9.07348       12,097
   01/01/2010 to 12/31/2010...........  $ 9.07348    $10.86611       12,160
   01/01/2011 to 12/31/2011...........  $10.86611    $ 8.48537        5,893
   01/01/2012 to 12/31/2012...........  $ 8.48537    $ 9.80073        7,549
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.02751    $10.19107            0
   01/01/2007 to 12/31/2007...........  $10.19107    $10.65907            0
   01/01/2008 to 12/31/2008...........  $10.65907    $10.55615            0
   01/01/2009 to 12/31/2009...........  $10.55615    $11.39668          177
   01/01/2010 to 12/31/2010...........  $11.39668    $11.59752          152
   01/01/2011 to 12/31/2011...........  $11.59752    $11.61472          199
   01/01/2012 to 12/31/2012...........  $11.61472    $11.90963          186

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97094    $10.27495             0
   01/01/2007 to 12/31/2007...........  $10.27495    $10.89859             0
   01/01/2008 to 12/31/2008...........  $10.89859    $10.43321             0
   01/01/2009 to 12/31/2009...........  $10.43321    $11.90738        32,550
   01/01/2010 to 12/31/2010...........  $11.90738    $12.56259        32,032
   01/01/2011 to 12/31/2011...........  $12.56259    $12.69567        13,388
   01/01/2012 to 12/31/2012...........  $12.69567    $13.59329        15,298
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.19258    $10.61053       536,800
   01/01/2007 to 12/31/2007...........  $10.61053    $11.29724     1,480,087
   01/01/2008 to 12/31/2008...........  $11.29724    $ 8.90875     2,211,191
   01/01/2009 to 12/31/2009...........  $ 8.90875    $10.47389     4,970,188
   01/01/2010 to 12/31/2010...........  $10.47389    $11.34306     4,580,661
   01/01/2011 to 12/31/2011...........  $11.34306    $11.22072     4,313,035
   01/01/2012 to 12/31/2012...........  $11.22072    $12.12964     4,239,413
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01821    $10.06345             0
   01/01/2012 to 12/31/2012...........  $10.06345    $10.55681             0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.62830    $11.43057             0
   01/01/2007 to 12/31/2007...........  $11.43057    $11.42738             0
   01/01/2008 to 12/31/2008...........  $11.42738    $ 6.85882             0
   01/01/2009 to 12/31/2009...........  $ 6.85882    $ 8.18377             0
   01/01/2010 to 12/31/2010...........  $ 8.18377    $ 9.22175             0
   01/01/2011 to 12/31/2011...........  $ 9.22175    $ 9.34460             0
   01/01/2012 to 12/31/2012...........  $ 9.34460    $10.87307             0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99829    $ 8.87518             0
   01/01/2012 to 12/31/2012...........  $ 8.87518    $ 9.83606             0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09916    $ 6.67900        10,476
   01/01/2009 to 12/31/2009...........  $ 6.67900    $ 8.29803       110,839
   01/01/2010 to 12/31/2010...........  $ 8.29803    $ 9.29309       192,543
   01/01/2011 to 12/31/2011...........  $ 9.29309    $ 8.88479       178,795
   01/01/2012 to 12/31/2012...........  $ 8.88479    $10.08559       162,530
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.45722    $11.04245             0
   01/01/2007 to 12/31/2007...........  $11.04245    $11.77871        93,492
   01/01/2008 to 12/31/2008...........  $11.77871    $ 8.05326       163,069
   01/01/2009 to 12/31/2009...........  $ 8.05326    $10.04994       294,857
   01/01/2010 to 12/31/2010...........  $10.04994    $11.00596       427,724
   01/01/2011 to 12/31/2011...........  $11.00596    $10.41555       490,692
   01/01/2012 to 12/31/2012...........  $10.41555    $11.33714       412,474
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90478    $ 9.88597             0
   01/01/2007 to 12/31/2007...........  $ 9.88597    $10.37389             0
   01/01/2008 to 12/31/2008...........  $10.37389    $ 6.60424             0
   01/01/2009 to 12/31/2009...........  $ 6.60424    $ 8.66167         8,308
   01/01/2010 to 12/31/2010...........  $ 8.66167    $11.57313         6,051
   01/01/2011 to 12/31/2011...........  $11.57313    $11.22445         2,839
   01/01/2012 to 12/31/2012...........  $11.22445    $12.33177         4,228

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.94624    $12.47456             0
   01/01/2007 to 12/31/2007...........  $12.47456    $11.53147             0
   01/01/2008 to 12/31/2008...........  $11.53147    $ 7.93778             0
   01/01/2009 to 12/31/2009...........  $ 7.93778    $ 9.87372         2,252
   01/01/2010 to 12/31/2010...........  $ 9.87372    $12.18462         2,149
   01/01/2011 to 12/31/2011...........  $12.18462    $11.22104         1,037
   01/01/2012 to 12/31/2012...........  $11.22104    $12.98572         1,353
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.69114    $11.36989        33,714
   01/01/2007 to 12/31/2007...........  $11.36989    $11.83890     1,256,901
   01/01/2008 to 12/31/2008...........  $11.83890    $ 8.58696       914,501
   01/01/2009 to 12/31/2009...........  $ 8.58696    $10.44044     1,055,497
   01/01/2010 to 12/31/2010...........  $10.44044    $11.40523     1,156,021
   01/01/2011 to 12/31/2011...........  $11.40523    $11.39261     1,188,479
   01/01/2012 to 12/31/2012...........  $11.39261    $12.66397     1,318,155
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.00641    $12.21281             0
   01/01/2007 to 12/31/2007...........  $12.21281    $11.53367             0
   01/01/2008 to 12/31/2008...........  $11.53367    $ 6.56465             0
   01/01/2009 to 12/31/2009...........  $ 6.56465    $ 7.95961        17,248
   01/01/2010 to 12/31/2010...........  $ 7.95961    $ 8.82843         4,194
   01/01/2011 to 12/31/2011...........  $ 8.82843    $ 8.50532         2,226
   01/01/2012 to 12/31/2012...........  $ 8.50532    $ 9.76716         2,627
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.53367    $ 9.80134             0
   01/01/2007 to 12/31/2007...........  $ 9.80134    $10.52457             0
   01/01/2008 to 12/31/2008...........  $10.52457    $10.05707             0
   01/01/2009 to 12/31/2009...........  $10.05707    $11.04358         1,731
   01/01/2010 to 12/31/2010...........  $11.04358    $11.43770         1,846
   01/01/2011 to 12/31/2011...........  $11.43770    $11.66490           670
   01/01/2012 to 12/31/2012...........  $11.66490    $12.02165           967
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93981    $10.43814             0
   01/01/2007 to 12/31/2007...........  $10.43814    $11.06414             0
   01/01/2008 to 12/31/2008...........  $11.06414    $ 6.44027             0
   01/01/2009 to 12/31/2009...........  $ 6.44027    $ 9.67446        10,658
   01/01/2010 to 12/31/2010...........  $ 9.67446    $10.97370         9,869
   01/01/2011 to 12/31/2011...........  $10.97370    $10.56605         4,154
   01/01/2012 to 12/31/2012...........  $10.56605    $12.16792         5,520
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.74361    $13.27510             0
   01/01/2007 to 12/31/2007...........  $13.27510    $18.26734             0
   01/01/2008 to 12/31/2008...........  $18.26734    $ 8.94784             0
   01/01/2009 to 12/31/2009...........  $ 8.94784    $13.08863         5,642
   01/01/2010 to 12/31/2010...........  $13.08863    $15.44154         6,147
   01/01/2011 to 12/31/2011...........  $15.44154    $12.86799         3,008
   01/01/2012 to 12/31/2012...........  $12.86799    $13.05869         3,885

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.62887    $11.32444            0
   01/01/2007 to 12/31/2007...........  $11.32444    $12.15039            0
   01/01/2008 to 12/31/2008...........  $12.15039    $ 6.86312            0
   01/01/2009 to 12/31/2009...........  $ 6.86312    $ 8.63315       23,090
   01/01/2010 to 12/31/2010...........  $ 8.63315    $ 9.69323       29,536
   01/01/2011 to 12/31/2011...........  $ 9.69323    $ 9.16607       32,180
   01/01/2012 to 12/31/2012...........  $ 9.16607    $ 9.96542       57,511
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99829    $ 9.97440            0
   01/01/2008 to 12/31/2008...........  $ 9.97440    $ 9.26017            0
   01/01/2009 to 12/31/2009...........  $ 9.26017    $10.12450        2,581
   01/01/2010 to 12/31/2010...........  $10.12450    $10.68951        3,382
   01/01/2011 to 12/31/2011...........  $10.68951    $11.10080        1,868
   01/01/2012 to 12/31/2012...........  $11.10080    $11.72585        2,135
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07800    $ 6.62440       38,193
   01/01/2009 to 12/31/2009...........  $ 6.62440    $ 8.43880      182,958
   01/01/2010 to 12/31/2010...........  $ 8.43880    $ 9.11172      260,751
   01/01/2011 to 12/31/2011...........  $ 9.11172    $ 8.77538      198,889
   01/01/2012 to 09/21/2012...........  $ 8.77538    $ 9.80179            0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08888    $ 7.64977            0
   01/01/2009 to 12/31/2009...........  $ 7.64977    $ 9.10826            0
   01/01/2010 to 12/31/2010...........  $ 9.10826    $10.46983            0
   01/01/2011 to 12/31/2011...........  $10.46983    $10.96726            0
   01/01/2012 to 12/31/2012...........  $10.96726    $11.90760            0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26789    $ 7.02240            0
   01/01/2009 to 12/31/2009...........  $ 7.02240    $ 8.99671            0
   01/01/2010 to 12/31/2010...........  $ 8.99671    $10.69651            0
   01/01/2011 to 12/31/2011...........  $10.69651    $11.05307            0
   01/01/2012 to 12/31/2012...........  $11.05307    $13.21772            0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38558    $ 5.25699            0
   01/01/2009 to 12/31/2009...........  $ 5.25699    $ 5.92152            0
   01/01/2010 to 12/31/2010...........  $ 5.92152    $ 6.43365            0
   01/01/2011 to 12/31/2011...........  $ 6.43365    $ 5.42982            0
   01/01/2012 to 12/31/2012...........  $ 5.42982    $ 6.63308            0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15181    $ 8.31252            0
   01/01/2009 to 12/31/2009...........  $ 8.31252    $ 9.73373          664
   01/01/2010 to 12/31/2010...........  $ 9.73373    $ 9.80468          644
   01/01/2011 to 12/31/2011...........  $ 9.80468    $10.57454          270
   01/01/2012 to 12/31/2012...........  $10.57454    $12.15913            0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16531    $ 6.07949            0
   01/01/2009 to 12/31/2009...........  $ 6.07949    $ 7.38932            0
   01/01/2010 to 12/31/2010...........  $ 7.38932    $ 8.95612            0
   01/01/2011 to 12/31/2011...........  $ 8.95612    $ 8.61558            0
   01/01/2012 to 12/31/2012...........  $ 8.61558    $ 9.77130            0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11054    $ 6.69736            0
   01/01/2009 to 12/31/2009...........  $ 6.69736    $ 8.51005            0
   01/01/2010 to 12/31/2010...........  $ 8.51005    $ 9.43387            0
   01/01/2011 to 12/31/2011...........  $ 9.43387    $ 9.52935            0
   01/01/2012 to 12/31/2012...........  $ 9.52935    $10.52001            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24132    $ 6.25380           0
   01/01/2009 to 12/31/2009...........  $ 6.25380    $ 7.31738           0
   01/01/2010 to 12/31/2010...........  $ 7.31738    $ 8.09105       8,726
   01/01/2011 to 12/31/2011...........  $ 8.09105    $ 7.82346       8,726
   01/01/2012 to 12/31/2012...........  $ 7.82346    $ 8.84385       8,431
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07232    $ 6.18199           0
   01/01/2009 to 12/31/2009...........  $ 6.18199    $ 8.37491           0
   01/01/2010 to 12/31/2010...........  $ 8.37491    $10.53374           0
   01/01/2011 to 12/31/2011...........  $10.53374    $10.01888           0
   01/01/2012 to 12/31/2012...........  $10.01888    $11.32177           0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18830    $ 6.44572           0
   01/01/2009 to 12/31/2009...........  $ 6.44572    $ 8.26226           0
   01/01/2010 to 12/31/2010...........  $ 8.26226    $ 9.74747           0
   01/01/2011 to 12/31/2011...........  $ 9.74747    $ 9.17262           0
   01/01/2012 to 12/31/2012...........  $ 9.17262    $10.47165           0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25880    $ 5.50234           0
   01/01/2009 to 12/31/2009...........  $ 5.50234    $ 6.89260           0
   01/01/2010 to 12/31/2010...........  $ 6.89260    $ 8.41782           0
   01/01/2011 to 12/31/2011...........  $ 8.41782    $ 8.63656           0
   01/01/2012 to 12/31/2012...........  $ 8.63656    $ 9.91107           0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11344    $ 6.79014           0
   01/01/2009 to 12/31/2009...........  $ 6.79014    $ 8.39089           0
   01/01/2010 to 12/31/2010...........  $ 8.39089    $10.33254           0
   01/01/2011 to 12/31/2011...........  $10.33254    $10.24997           0
   01/01/2012 to 12/31/2012...........  $10.24997    $11.29179           0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22844    $ 7.15855           0
   01/01/2009 to 12/31/2009...........  $ 7.15855    $ 8.44181           0
   01/01/2010 to 12/31/2010...........  $ 8.44181    $10.09576           0
   01/01/2011 to 12/31/2011...........  $10.09576    $ 9.48274           0
   01/01/2012 to 12/31/2012...........  $ 9.48274    $10.78788           0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27802    $ 7.24797           0
   01/01/2009 to 12/31/2009...........  $ 7.24797    $ 7.61851         833
   01/01/2010 to 12/31/2010...........  $ 7.61851    $ 8.63243         808
   01/01/2011 to 12/31/2011...........  $ 8.63243    $ 8.61317         339
   01/01/2012 to 12/31/2012...........  $ 8.61317    $ 9.82906           0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09847    $ 7.19472           0
   01/01/2009 to 12/31/2009...........  $ 7.19472    $ 7.80329       2,207
   01/01/2010 to 12/31/2010...........  $ 7.80329    $ 8.09752       1,635
   01/01/2011 to 12/31/2011...........  $ 8.09752    $ 9.32008       1,119
   01/01/2012 to 12/31/2012...........  $ 9.32008    $ 9.14088       1,017

* Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: SPOUSAL LIFETIME FIVE INCOME BENEFIT ONLY (2.25%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.38461    $10.94529     5,532,354
   01/01/2007 to 12/31/2007...........  $10.94529    $11.68877     9,731,970
   01/01/2008 to 12/31/2008...........  $11.68877    $ 7.79271     8,220,827
   01/01/2009 to 12/31/2009...........  $ 7.79271    $ 9.47766     7,744,445
   01/01/2010 to 12/31/2010...........  $ 9.47766    $10.37822     7,544,568
   01/01/2011 to 12/31/2011...........  $10.37822    $ 9.88032     6,843,878
   01/01/2012 to 12/31/2012...........  $ 9.88032    $10.87687     6,139,919
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14215    $10.61267       873,210
   01/01/2007 to 12/31/2007...........  $10.61267    $11.36459     2,362,014
   01/01/2008 to 12/31/2008...........  $11.36459    $ 7.80171     2,319,713
   01/01/2009 to 12/31/2009...........  $ 7.80171    $ 9.62915     2,200,107
   01/01/2010 to 12/31/2010...........  $ 9.62915    $10.70809     2,131,338
   01/01/2011 to 12/31/2011...........  $10.70809    $10.48454     2,058,340
   01/01/2012 to 12/31/2012...........  $10.48454    $11.65298     1,940,847
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.68420    $11.75492             0
   01/01/2007 to 12/31/2007...........  $11.75492    $11.48262             0
   01/01/2008 to 12/31/2008...........  $11.48262    $ 7.32789             0
   01/01/2009 to 12/31/2009...........  $ 7.32789    $ 8.44044             0
   01/01/2010 to 12/31/2010...........  $ 8.44044    $ 9.39776             0
   01/01/2011 to 12/31/2011...........  $ 9.39776    $ 9.51953             0
   01/01/2012 to 05/04/2012...........  $ 9.51953    $10.32353             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.33511    $10.83790     1,470,871
   01/01/2007 to 12/31/2007...........  $10.83790    $11.56011     2,588,286
   01/01/2008 to 12/31/2008...........  $11.56011    $ 8.06061     3,781,063
   01/01/2009 to 12/31/2009...........  $ 8.06061    $ 9.71989     5,689,327
   01/01/2010 to 12/31/2010...........  $ 9.71989    $10.67667     5,049,654
   01/01/2011 to 12/31/2011...........  $10.67667    $10.31523     4,565,268
   01/01/2012 to 12/31/2012...........  $10.31523    $11.34646     4,118,548

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99756    $ 9.13191     1,589,823
   01/01/2012 to 12/31/2012...........  $ 9.13191    $ 9.99296     1,398,698
AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.50768    $12.69696             0
   01/01/2007 to 12/31/2007...........  $12.69696    $12.56242             0
   01/01/2008 to 12/31/2008...........  $12.56242    $ 7.70297             0
   01/01/2009 to 12/31/2009...........  $ 7.70297    $ 8.90897             0
   01/01/2010 to 12/31/2010...........  $ 8.90897    $ 9.79708             0
   01/01/2011 to 12/31/2011...........  $ 9.79708    $ 9.53469             0
   01/01/2012 to 12/31/2012...........  $ 9.53469    $10.57417             0
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009..........  $ 9.93817    $ 9.60041             0
   01/01/2010 to 12/31/2010...........  $ 9.60041    $10.38216             0
   01/01/2011 to 12/31/2011...........  $10.38216    $11.13290             0
   01/01/2012 to 12/31/2012...........  $11.13290    $11.34091             0
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009..........  $ 9.92260    $ 9.66626             0
   01/01/2010 to 12/31/2010...........  $ 9.66626    $10.51104             0
   01/01/2011 to 12/31/2011...........  $10.51104    $11.67616             0
   01/01/2012 to 12/31/2012...........  $11.67616    $12.07152             0
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009..........  $ 9.90537    $ 9.56715             0
   01/01/2010 to 12/31/2010...........  $ 9.56715    $10.41967             0
   01/01/2011 to 12/31/2011...........  $10.41967    $11.81852             0
   01/01/2012 to 12/31/2012...........  $11.81852    $12.23524             0
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009..........  $ 9.88409    $ 9.24236             0
   01/01/2010 to 12/31/2010...........  $ 9.24236    $10.10963           676
   01/01/2011 to 12/31/2011...........  $10.10963    $11.73410             0
   01/01/2012 to 12/31/2012...........  $11.73410    $12.20077             0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99756    $10.96344             0
   01/01/2011 to 12/31/2011...........  $10.96344    $12.89923         5,764
   01/01/2012 to 12/31/2012...........  $12.89923    $13.47203         4,087
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99817    $11.97169             0
   01/01/2012 to 12/31/2012...........  $11.97169    $12.39242         3,035

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99757    $10.35646              0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.50360    $11.12115      6,561,306
   01/01/2007 to 12/31/2007...........  $11.12115    $11.93342     12,935,579
   01/01/2008 to 12/31/2008...........  $11.93342    $ 7.59294     11,371,205
   01/01/2009 to 12/31/2009...........  $ 7.59294    $ 9.30688     10,717,473
   01/01/2010 to 12/31/2010...........  $ 9.30688    $10.31961     10,433,364
   01/01/2011 to 12/31/2011...........  $10.31961    $ 9.84787      9,803,171
   01/01/2012 to 12/31/2012...........  $ 9.84787    $10.95243      9,098,455
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08094    $ 7.31895         39,416
   01/01/2009 to 12/31/2009...........  $ 7.31895    $ 8.83205         63,218
   01/01/2010 to 12/31/2010...........  $ 8.83205    $ 9.66727         88,601
   01/01/2011 to 12/31/2011...........  $ 9.66727    $ 9.28309         95,967
   01/01/2012 to 12/31/2012...........  $ 9.28309    $10.01191        166,539
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.09878    $15.99622              0
   01/01/2007 to 12/31/2007...........  $15.99622    $12.52355              0
   01/01/2008 to 12/31/2008...........  $12.52355    $ 7.95449              0
   01/01/2009 to 12/31/2009...........  $ 7.95449    $10.26325              0
   01/01/2010 to 12/31/2010...........  $10.26325    $12.91748              0
   01/01/2011 to 12/31/2011...........  $12.91748    $13.46633              0
   01/01/2012 to 12/31/2012...........  $13.46633    $15.19077              0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.20903    $11.69708              0
   01/01/2007 to 12/31/2007...........  $11.69708    $ 9.40579              0
   01/01/2008 to 07/18/2008...........  $ 9.40579    $ 8.59151              0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.14965    $12.04505              0
   01/01/2007 to 12/31/2007...........  $12.04505    $13.09925              0
   01/01/2008 to 12/31/2008...........  $13.09925    $ 7.16200              0
   01/01/2009 to 12/31/2009...........  $ 7.16200    $ 9.29215              0
   01/01/2010 to 12/31/2010...........  $ 9.29215    $12.04549              0
   01/01/2011 to 12/31/2011...........  $12.04549    $10.23600              0
   01/01/2012 to 12/31/2012...........  $10.23600    $12.01985              0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10345    $ 7.47852         23,411
   01/01/2009 to 12/31/2009...........  $ 7.47852    $ 8.86670         25,943
   01/01/2010 to 12/31/2010...........  $ 8.86670    $ 9.82698         44,009
   01/01/2011 to 12/31/2011...........  $ 9.82698    $ 9.37344         17,618
   01/01/2012 to 12/31/2012...........  $ 9.37344    $10.41682         20,660

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04243    $10.53407       617,809
   01/01/2007 to 12/31/2007...........  $10.53407    $11.18251     1,767,825
   01/01/2008 to 12/31/2008...........  $11.18251    $ 7.16462     1,552,160
   01/01/2009 to 12/31/2009...........  $ 7.16462    $ 8.67826     1,491,611
   01/01/2010 to 12/31/2010...........  $ 8.67826    $ 9.70641     1,465,024
   01/01/2011 to 12/31/2011...........  $ 9.70641    $ 9.35035     1,359,077
   01/01/2012 to 12/31/2012...........  $ 9.35035    $10.11678     1,400,860
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16209    $10.43578       731,245
   01/01/2007 to 12/31/2007...........  $10.43578    $11.37013     2,525,442
   01/01/2008 to 12/31/2008...........  $11.37013    $ 6.59282     2,355,256
   01/01/2009 to 12/31/2009...........  $ 6.59282    $ 8.12252     2,340,434
   01/01/2010 to 12/31/2010...........  $ 8.12252    $ 9.45472     2,557,617
   01/01/2011 to 12/31/2011...........  $ 9.45472    $ 8.67232     2,442,153
   01/01/2012 to 12/31/2012...........  $ 8.67232    $ 9.57690     2,190,385
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99818    $ 7.45402        13,425
   01/01/2009 to 11/13/2009...........  $ 7.45402    $ 8.29630             0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99818    $10.70738        95,020
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17485    $ 6.09790             0
   01/01/2009 to 12/31/2009...........  $ 6.09790    $ 8.05684             0
   01/01/2010 to 12/31/2010...........  $ 8.05684    $ 9.47128             0
   01/01/2011 to 12/31/2011...........  $ 9.47128    $ 8.79636             0
   01/01/2012 to 12/31/2012...........  $ 8.79636    $10.90830             0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.20329    $11.51996             0
   01/01/2007 to 12/31/2007...........  $11.51996    $12.84145             0
   01/01/2008 to 12/31/2008...........  $12.84145    $ 7.50118             0
   01/01/2009 to 12/31/2009...........  $ 7.50118    $10.96011             0
   01/01/2010 to 12/31/2010...........  $10.96011    $11.82166             0
   01/01/2011 to 12/31/2011...........  $11.82166    $11.10435             0
   01/01/2012 to 12/31/2012...........  $11.10435    $13.00602             0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.61651    $11.71945             0
   01/01/2007 to 12/31/2007...........  $11.71945    $12.04791             0
   01/01/2008 to 12/31/2008...........  $12.04791    $ 6.98810             0
   01/01/2009 to 12/31/2009...........  $ 6.98810    $ 8.14575             0
   01/01/2010 to 12/31/2010...........  $ 8.14575    $ 8.99314             0
   01/01/2011 to 12/31/2011...........  $ 8.99314    $ 8.31011             0
   01/01/2012 to 12/31/2012...........  $ 8.31011    $ 9.72534             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.08434    $10.94421            0
   01/01/2007 to 12/31/2007...........  $10.94421    $12.77287            0
   01/01/2008 to 12/31/2008...........  $12.77287    $ 7.39570            0
   01/01/2009 to 12/31/2009...........  $ 7.39570    $11.36264            0
   01/01/2010 to 12/31/2010...........  $11.36264    $13.31590            0
   01/01/2011 to 12/31/2011...........  $13.31590    $12.63558            0
   01/01/2012 to 12/31/2012...........  $12.63558    $14.78088            0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03306    $ 7.61998            0
   01/01/2009 to 12/31/2009...........  $ 7.61998    $ 9.45304            0
   01/01/2010 to 12/31/2010...........  $ 9.45304    $11.71980            0
   01/01/2011 to 12/31/2011...........  $11.71980    $11.61152            0
   01/01/2012 to 12/31/2012...........  $11.61152    $13.13736            0
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.05733    $10.59002            0
   01/01/2007 to 12/31/2007...........  $10.59002    $10.61268            0
   01/01/2008 to 12/31/2008...........  $10.61268    $ 7.72782            0
   01/01/2009 to 12/31/2009...........  $ 7.72782    $10.24484            0
   01/01/2010 to 12/31/2010...........  $10.24484    $11.37212            0
   01/01/2011 to 12/31/2011...........  $11.37212    $11.47527            0
   01/01/2012 to 12/31/2012...........  $11.47527    $12.77941            0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08912    $ 7.58716       49,807
   01/01/2009 to 12/31/2009...........  $ 7.58716    $ 9.15528       81,519
   01/01/2010 to 12/31/2010...........  $ 9.15528    $ 9.99239       89,731
   01/01/2011 to 12/31/2011...........  $ 9.99239    $ 9.72331       81,041
   01/01/2012 to 12/31/2012...........  $ 9.72331    $10.47221      107,460
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99169    $10.56677            0
   01/01/2007 to 12/31/2007...........  $10.56677    $12.30178            0
   01/01/2008 to 12/31/2008...........  $12.30178    $ 5.98731            0
   01/01/2009 to 12/31/2009...........  $ 5.98731    $ 7.92187            0
   01/01/2010 to 12/31/2010...........  $ 7.92187    $ 8.87097            0
   01/01/2011 to 12/31/2011...........  $ 8.87097    $ 7.55472            0
   01/01/2012 to 12/31/2012...........  $ 7.55472    $ 8.89293            0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.00984    $10.82889            0
   01/01/2007 to 12/31/2007...........  $10.82889    $12.47484            0
   01/01/2008 to 12/31/2008...........  $12.47484    $ 6.83160            0
   01/01/2009 to 12/31/2009...........  $ 6.83160    $ 8.71894            0
   01/01/2010 to 12/31/2010...........  $ 8.71894    $ 9.47217            0
   01/01/2011 to 12/31/2011...........  $ 9.47217    $ 8.10141            0
   01/01/2012 to 12/31/2012...........  $ 8.10141    $ 9.24419            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11164    $ 7.11287       42,503
   01/01/2009 to 12/31/2009...........  $ 7.11287    $ 8.81140       39,452
   01/01/2010 to 12/31/2010...........  $ 8.81140    $ 9.80827       37,937
   01/01/2011 to 12/31/2011...........  $ 9.80827    $ 9.53814       19,602
   01/01/2012 to 12/31/2012...........  $ 9.53814    $10.59496       55,493
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.90941    $11.49327            0
   01/01/2007 to 12/31/2007...........  $11.49327    $11.45739      301,914
   01/01/2008 to 12/31/2008...........  $11.45739    $ 9.23119      349,586
   01/01/2009 to 12/31/2009...........  $ 9.23119    $11.01602      377,710
   01/01/2010 to 12/31/2010...........  $11.01602    $11.56220      376,904
   01/01/2011 to 12/31/2011...........  $11.56220    $11.33459      367,461
   01/01/2012 to 12/31/2012...........  $11.33459    $12.27304      545,336
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08356    $10.28302            0
   01/01/2010 to 12/31/2010...........  $10.28302    $11.19487            0
   01/01/2011 to 12/31/2011...........  $11.19487    $11.02146            0
   01/01/2012 to 12/31/2012...........  $11.02146    $12.41541            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14494    $10.29281            0
   01/01/2010 to 12/31/2010...........  $10.29281    $11.44781          885
   01/01/2011 to 12/31/2011...........  $11.44781    $10.53872            0
   01/01/2012 to 12/31/2012...........  $10.53872    $11.67038            0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.07550    $12.73435            0
   01/01/2007 to 12/31/2007...........  $12.73435    $13.62815            0
   01/01/2008 to 12/31/2008...........  $13.62815    $ 7.81267            0
   01/01/2009 to 12/31/2009...........  $ 7.81267    $10.38229            0
   01/01/2010 to 12/31/2010...........  $10.38229    $10.88206            0
   01/01/2011 to 12/31/2011...........  $10.88206    $ 9.66899            0
   01/01/2012 to 12/31/2012...........  $ 9.66899    $11.52759            0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.04913    $12.17354            0
   01/01/2007 to 12/31/2007...........  $12.17354    $11.54866            0
   01/01/2008 to 12/31/2008...........  $11.54866    $ 6.60817            0
   01/01/2009 to 12/31/2009...........  $ 6.60817    $ 7.71877            0
   01/01/2010 to 12/31/2010...........  $ 7.71877    $ 8.54237            0
   01/01/2011 to 12/31/2011...........  $ 8.54237    $ 8.00512            0
   01/01/2012 to 12/31/2012...........  $ 8.00512    $ 9.15076            0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.18232    $10.63464            0
   01/01/2007 to 12/31/2007...........  $10.63464    $11.03240            0
   01/01/2008 to 12/31/2008...........  $11.03240    $ 8.28063            0
   01/01/2009 to 12/31/2009...........  $ 8.28063    $10.90085            0
   01/01/2010 to 12/31/2010...........  $10.90085    $12.09106            0
   01/01/2011 to 12/31/2011...........  $12.09106    $13.02828            0
   01/01/2012 to 12/31/2012...........  $13.02828    $13.49666            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.12177    $11.38185         0
   01/01/2007 to 12/31/2007...........  $11.38185    $12.79579         0
   01/01/2008 to 12/31/2008...........  $12.79579    $ 7.05018         0
   01/01/2009 to 12/31/2009...........  $ 7.05018    $ 8.94686         0
   01/01/2010 to 12/31/2010...........  $ 8.94686    $10.47834         0
   01/01/2011 to 12/31/2011...........  $10.47834    $10.15451         0
   01/01/2012 to 12/31/2012...........  $10.15451    $11.14880         0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.41248    $12.67817         0
   01/01/2007 to 12/31/2007...........  $12.67817    $13.56337         0
   01/01/2008 to 12/31/2008...........  $13.56337    $ 8.75586         0
   01/01/2009 to 12/31/2009...........  $ 8.75586    $11.26126         0
   01/01/2010 to 12/31/2010...........  $11.26126    $12.34035         0
   01/01/2011 to 12/31/2011...........  $12.34035    $11.69116         0
   01/01/2012 to 12/31/2012...........  $11.69116    $14.07213         0
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.02534    $11.48567         0
   01/01/2007 to 12/31/2007...........  $11.48567    $12.92858         0
   01/01/2008 to 12/31/2008...........  $12.92858    $ 8.05364         0
   01/01/2009 to 12/31/2009...........  $ 8.05364    $ 9.79086         0
   01/01/2010 to 12/31/2010...........  $ 9.79086    $10.79966         0
   01/01/2011 to 12/31/2011...........  $10.79966    $10.49959         0
   01/01/2012 to 12/31/2012...........  $10.49959    $12.02243         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99818    $10.17554         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.02794    $11.51347         0
   01/01/2007 to 12/31/2007...........  $11.51347    $11.56862         0
   01/01/2008 to 12/31/2008...........  $11.56862    $ 7.00032         0
   01/01/2009 to 12/31/2009...........  $ 7.00032    $ 9.50836         0
   01/01/2010 to 12/31/2010...........  $ 9.50836    $11.49463         0
   01/01/2011 to 12/31/2011...........  $11.49463    $10.85406         0
   01/01/2012 to 12/31/2012...........  $10.85406    $12.56906         0
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99935    $10.17121         0
   01/01/2007 to 12/31/2007...........  $10.17121    $10.43398         0
   01/01/2008 to 12/31/2008...........  $10.43398    $10.46036         0
   01/01/2009 to 12/31/2009...........  $10.46036    $10.25552         0
   01/01/2010 to 12/31/2010...........  $10.25552    $10.03229         0
   01/01/2011 to 12/31/2011...........  $10.03229    $ 9.81415         0
   01/01/2012 to 12/31/2012...........  $ 9.81415    $ 9.59827         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.63310    $11.73524         0
   01/01/2007 to 12/31/2007...........  $11.73524    $11.83935         0
   01/01/2008 to 12/31/2008...........  $11.83935    $ 6.68549         0
   01/01/2009 to 12/31/2009...........  $ 6.68549    $ 9.19594         0
   01/01/2010 to 12/31/2010...........  $ 9.19594    $11.10141         0
   01/01/2011 to 12/31/2011...........  $11.10141    $10.58780         0
   01/01/2012 to 12/31/2012...........  $10.58780    $12.12804         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02808    $10.06097         0
   01/01/2012 to 12/31/2012...........  $10.06097    $10.31851         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.33643    $12.58620         0
   01/01/2007 to 12/31/2007...........  $12.58620    $15.04070         0
   01/01/2008 to 12/31/2008...........  $15.04070    $ 8.35729         0
   01/01/2009 to 12/31/2009...........  $ 8.35729    $10.60820         0
   01/01/2010 to 12/31/2010...........  $10.60820    $13.35009         0
   01/01/2011 to 12/31/2011...........  $13.35009    $13.27697         0
   01/01/2012 to 12/31/2012...........  $13.27697    $14.59214         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.47605    $10.81666         0
   01/01/2007 to 12/31/2007...........  $10.81666    $12.55697         0
   01/01/2008 to 12/31/2008...........  $12.55697    $ 7.05627         0
   01/01/2009 to 12/31/2009...........  $ 7.05627    $ 8.45808         0
   01/01/2010 to 12/31/2010...........  $ 8.45808    $ 9.94865         0
   01/01/2011 to 04/29/2011...........  $ 9.94865    $11.13856         0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99818    $10.28444         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10092    $ 5.55970         0
   01/01/2009 to 12/31/2009...........  $ 5.55970    $ 9.05407         0
   01/01/2010 to 12/31/2010...........  $ 9.05407    $10.82692         0
   01/01/2011 to 12/31/2011...........  $10.82692    $ 8.44241         0
   01/01/2012 to 12/31/2012...........  $ 8.44241    $ 9.73673         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.01081    $10.16415         0
   01/01/2007 to 12/31/2007...........  $10.16415    $10.61523         0
   01/01/2008 to 12/31/2008...........  $10.61523    $10.49732         0
   01/01/2009 to 12/31/2009...........  $10.49732    $11.31653         0
   01/01/2010 to 12/31/2010...........  $11.31653    $11.49897         0
   01/01/2011 to 12/31/2011...........  $11.49897    $11.49917         0
   01/01/2012 to 12/31/2012...........  $11.49917    $11.77377         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97082    $10.26474             0
   01/01/2007 to 12/31/2007...........  $10.26474    $10.87171             0
   01/01/2008 to 12/31/2008...........  $10.87171    $10.39223             0
   01/01/2009 to 12/31/2009...........  $10.39223    $11.84329         1,354
   01/01/2010 to 12/31/2010...........  $11.84329    $12.47663         1,353
   01/01/2011 to 12/31/2011...........  $12.47663    $12.59042             0
   01/01/2012 to 12/31/2012...........  $12.59042    $13.46070             0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.18649    $10.59390       497,956
   01/01/2007 to 12/31/2007...........  $10.59390    $11.26294     1,319,704
   01/01/2008 to 12/31/2008...........  $11.26294    $ 8.86866     1,865,612
   01/01/2009 to 12/31/2009...........  $ 8.86866    $10.41144     3,275,055
   01/01/2010 to 12/31/2010...........  $10.41144    $11.25882     2,956,420
   01/01/2011 to 12/31/2011...........  $11.25882    $11.12122     2,743,932
   01/01/2012 to 12/31/2012...........  $11.12122    $12.00437     2,824,903
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01809    $10.06089             0
   01/01/2012 to 12/31/2012...........  $10.06089    $10.53869             0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.61055    $11.40033             0
   01/01/2007 to 12/31/2007...........  $11.40033    $11.38033             0
   01/01/2008 to 12/31/2008...........  $11.38033    $ 6.82050             0
   01/01/2009 to 12/31/2009...........  $ 6.82050    $ 8.12604             0
   01/01/2010 to 12/31/2010...........  $ 8.12604    $ 9.14329             0
   01/01/2011 to 12/31/2011...........  $ 9.14329    $ 9.25157             0
   01/01/2012 to 12/31/2012...........  $ 9.25157    $10.74903             0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99817    $ 8.86648             0
   01/01/2012 to 12/31/2012...........  $ 8.86648    $ 9.81199             0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09912    $ 6.67246        28,640
   01/01/2009 to 12/31/2009...........  $ 6.67246    $ 8.27770        58,285
   01/01/2010 to 12/31/2010...........  $ 8.27770    $ 9.25676        76,010
   01/01/2011 to 12/31/2011...........  $ 9.25676    $ 8.83709        96,013
   01/01/2012 to 12/31/2012...........  $ 8.83709    $10.01673        59,771
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.43974    $11.01325             0
   01/01/2007 to 12/31/2007...........  $11.01325    $11.73026        99,324
   01/01/2008 to 12/31/2008...........  $11.73026    $ 8.00838        94,965
   01/01/2009 to 12/31/2009...........  $ 8.00838    $ 9.97919       203,554
   01/01/2010 to 12/31/2010...........  $ 9.97919    $10.91252       281,952
   01/01/2011 to 12/31/2011...........  $10.91252    $10.31190       487,908
   01/01/2012 to 12/31/2012...........  $10.31190    $11.20774       388,499

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90465    $ 9.87625             0
   01/01/2007 to 12/31/2007...........  $ 9.87625    $10.34839             0
   01/01/2008 to 12/31/2008...........  $10.34839    $ 6.57832             0
   01/01/2009 to 12/31/2009...........  $ 6.57832    $ 8.61513             0
   01/01/2010 to 12/31/2010...........  $ 8.61513    $11.49409             0
   01/01/2011 to 12/31/2011...........  $11.49409    $11.13148             0
   01/01/2012 to 12/31/2012...........  $11.13148    $12.21161             0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.92633    $12.44163             0
   01/01/2007 to 12/31/2007...........  $12.44163    $11.48395             0
   01/01/2008 to 12/31/2008...........  $11.48395    $ 7.89338             0
   01/01/2009 to 12/31/2009...........  $ 7.89338    $ 9.80392             0
   01/01/2010 to 12/31/2010...........  $ 9.80392    $12.08066             0
   01/01/2011 to 12/31/2011...........  $12.08066    $11.10904             0
   01/01/2012 to 12/31/2012...........  $11.10904    $12.83722             0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.67335    $11.33991        13,042
   01/01/2007 to 12/31/2007...........  $11.33991    $11.79020     1,168,970
   01/01/2008 to 12/31/2008...........  $11.79020    $ 8.53907       854,993
   01/01/2009 to 12/31/2009...........  $ 8.53907    $10.36705       868,302
   01/01/2010 to 12/31/2010...........  $10.36705    $11.30851       861,448
   01/01/2011 to 12/31/2011...........  $11.30851    $11.27944       828,168
   01/01/2012 to 12/31/2012...........  $11.27944    $12.51966       805,114
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.98800    $12.18054             0
   01/01/2007 to 12/31/2007...........  $12.18054    $11.48624             0
   01/01/2008 to 12/31/2008...........  $11.48624    $ 6.52810             0
   01/01/2009 to 12/31/2009...........  $ 6.52810    $ 7.90362             0
   01/01/2010 to 12/31/2010...........  $ 7.90362    $ 8.75354             0
   01/01/2011 to 12/31/2011...........  $ 8.75354    $ 8.42085             0
   01/01/2012 to 12/31/2012...........  $ 8.42085    $ 9.65593             0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.51777    $ 9.77542             0
   01/01/2007 to 12/31/2007...........  $ 9.77542    $10.48123             0
   01/01/2008 to 12/31/2008...........  $10.48123    $10.00096             0
   01/01/2009 to 12/31/2009...........  $10.00096    $10.96586             0
   01/01/2010 to 12/31/2010...........  $10.96586    $11.34046             0
   01/01/2011 to 12/31/2011...........  $11.34046    $11.54872             0
   01/01/2012 to 12/31/2012...........  $11.54872    $11.88441             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93969    $10.42785            0
   01/01/2007 to 12/31/2007...........  $10.42785    $11.03694            0
   01/01/2008 to 12/31/2008...........  $11.03694    $ 6.41495            0
   01/01/2009 to 12/31/2009...........  $ 6.41495    $ 9.62234            0
   01/01/2010 to 12/31/2010...........  $ 9.62234    $10.89854            0
   01/01/2011 to 12/31/2011...........  $10.89854    $10.47838            0
   01/01/2012 to 12/31/2012...........  $10.47838    $12.04928            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.72060    $13.23998            0
   01/01/2007 to 12/31/2007...........  $13.23998    $18.19215            0
   01/01/2008 to 12/31/2008...........  $18.19215    $ 8.89797            0
   01/01/2009 to 12/31/2009...........  $ 8.89797    $12.99675            0
   01/01/2010 to 12/31/2010...........  $12.99675    $15.31064            0
   01/01/2011 to 12/31/2011...........  $15.31064    $12.74029            0
   01/01/2012 to 12/31/2012...........  $12.74029    $12.91003            0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.62249    $11.30662            0
   01/01/2007 to 12/31/2007...........  $11.30662    $12.11353            0
   01/01/2008 to 12/31/2008...........  $12.11353    $ 6.83224            0
   01/01/2009 to 12/31/2009...........  $ 6.83224    $ 8.58160            0
   01/01/2010 to 12/31/2010...........  $ 8.58160    $ 9.62121            0
   01/01/2011 to 12/31/2011...........  $ 9.62121    $ 9.08459        2,223
   01/01/2012 to 12/31/2012...........  $ 9.08459    $ 9.86225        4,081
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99817    $ 9.97260            0
   01/01/2008 to 12/31/2008...........  $ 9.97260    $ 9.24479            0
   01/01/2009 to 12/31/2009...........  $ 9.24479    $10.09286            0
   01/01/2010 to 12/31/2010...........  $10.09286    $10.64051            0
   01/01/2011 to 12/31/2011...........  $10.64051    $11.03361            0
   01/01/2012 to 12/31/2012...........  $11.03361    $11.63787            0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07796    $ 6.61789       61,258
   01/01/2009 to 12/31/2009...........  $ 6.61789    $ 8.41819      104,719
   01/01/2010 to 12/31/2010...........  $ 8.41819    $ 9.07616      130,503
   01/01/2011 to 12/31/2011...........  $ 9.07616    $ 8.72845      149,496
   01/01/2012 to 09/21/2012...........  $ 8.72845    $ 9.73895            0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08884    $ 7.64224            0
   01/01/2009 to 12/31/2009...........  $ 7.64224    $ 9.08601            0
   01/01/2010 to 12/31/2010...........  $ 9.08601    $10.42895            0
   01/01/2011 to 12/31/2011...........  $10.42895    $10.90842            0
   01/01/2012 to 12/31/2012...........  $10.90842    $11.82635            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26785    $ 7.01551         0
   01/01/2009 to 12/31/2009...........  $ 7.01551    $ 8.97465         0
   01/01/2010 to 12/31/2010...........  $ 8.97465    $10.65472         0
   01/01/2011 to 12/31/2011...........  $10.65472    $10.99375         0
   01/01/2012 to 12/31/2012...........  $10.99375    $13.12731         0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38554    $ 5.25170         0
   01/01/2009 to 12/31/2009...........  $ 5.25170    $ 5.90700         0
   01/01/2010 to 12/31/2010...........  $ 5.90700    $ 6.40853         0
   01/01/2011 to 12/31/2011...........  $ 6.40853    $ 5.40074         0
   01/01/2012 to 12/31/2012...........  $ 5.40074    $ 6.58774         0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15177    $ 8.30434         0
   01/01/2009 to 12/31/2009...........  $ 8.30434    $ 9.70984         0
   01/01/2010 to 12/31/2010...........  $ 9.70984    $ 9.76625         0
   01/01/2011 to 12/31/2011...........  $ 9.76625    $10.51768         0
   01/01/2012 to 12/31/2012...........  $10.51768    $12.07599         0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16527    $ 6.07345         0
   01/01/2009 to 12/31/2009...........  $ 6.07345    $ 7.37123         0
   01/01/2010 to 12/31/2010...........  $ 7.37123    $ 8.92120         0
   01/01/2011 to 12/31/2011...........  $ 8.92120    $ 8.56951         0
   01/01/2012 to 12/31/2012...........  $ 8.56951    $ 9.70472         0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11050    $ 6.69076         0
   01/01/2009 to 12/31/2009...........  $ 6.69076    $ 8.48914         0
   01/01/2010 to 12/31/2010...........  $ 8.48914    $ 9.39705         0
   01/01/2011 to 12/31/2011...........  $ 9.39705    $ 9.47832         0
   01/01/2012 to 12/31/2012...........  $ 9.47832    $10.44818         0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24128    $ 6.24766         0
   01/01/2009 to 12/31/2009...........  $ 6.24766    $ 7.29948         0
   01/01/2010 to 12/31/2010...........  $ 7.29948    $ 8.05941         0
   01/01/2011 to 12/31/2011...........  $ 8.05941    $ 7.78165         0
   01/01/2012 to 12/31/2012...........  $ 7.78165    $ 8.78364         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07228    $ 6.17594         0
   01/01/2009 to 12/31/2009...........  $ 6.17594    $ 8.35444         0
   01/01/2010 to 12/31/2010...........  $ 8.35444    $10.49265         0
   01/01/2011 to 12/31/2011...........  $10.49265    $ 9.96515         0
   01/01/2012 to 12/31/2012...........  $ 9.96515    $11.24447         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18826    $ 6.43929         0
   01/01/2009 to 12/31/2009...........  $ 6.43929    $ 8.24187         0
   01/01/2010 to 12/31/2010...........  $ 8.24187    $ 9.70911         0
   01/01/2011 to 12/31/2011...........  $ 9.70911    $ 9.12308         0
   01/01/2012 to 12/31/2012...........  $ 9.12308    $10.39978         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25876    $ 5.49689         0
   01/01/2009 to 12/31/2009...........  $ 5.49689    $ 6.87569         0
   01/01/2010 to 12/31/2010...........  $ 6.87569    $ 8.38477         0
   01/01/2011 to 12/31/2011...........  $ 8.38477    $ 8.59019         0
   01/01/2012 to 12/31/2012...........  $ 8.59019    $ 9.84334         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11340    $ 6.78354         0
   01/01/2009 to 12/31/2009...........  $ 6.78354    $ 8.37044         0
   01/01/2010 to 12/31/2010...........  $ 8.37044    $10.29229         0
   01/01/2011 to 12/31/2011...........  $10.29229    $10.19515         0
   01/01/2012 to 12/31/2012...........  $10.19515    $11.21492         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22840    $ 7.15156         0
   01/01/2009 to 12/31/2009...........  $ 7.15156    $ 8.42108         0
   01/01/2010 to 12/31/2010...........  $ 8.42108    $10.05617         0
   01/01/2011 to 12/31/2011...........  $10.05617    $ 9.43173         0
   01/01/2012 to 12/31/2012...........  $ 9.43173    $10.71406         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27798    $ 7.24083         0
   01/01/2009 to 12/31/2009...........  $ 7.24083    $ 7.59983         0
   01/01/2010 to 12/31/2010...........  $ 7.59983    $ 8.59861         0
   01/01/2011 to 12/31/2011...........  $ 8.59861    $ 8.56679         0
   01/01/2012 to 12/31/2012...........  $ 8.56679    $ 9.76181         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09843    $ 7.18768         0
   01/01/2009 to 12/31/2009...........  $ 7.18768    $ 7.78417         0
   01/01/2010 to 12/31/2010...........  $ 7.78417    $ 8.06597         0
   01/01/2011 to 12/31/2011...........  $ 8.06597    $ 9.27014         0
   01/01/2012 to 12/31/2012...........  $ 9.27014    $ 9.07852         0

* Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

          ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV 80 BPS (2.30%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.77136    $ 9.45889     4,634,630
   01/01/2010 to 12/31/2010...........  $ 9.45889    $10.35258     5,137,364
   01/01/2011 to 12/31/2011...........  $10.35258    $ 9.85110     4,511,499
   01/01/2012 to 12/31/2012...........  $ 9.85110    $10.83936     4,512,237
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.78104    $ 9.61143     1,777,502
   01/01/2010 to 12/31/2010...........  $ 9.61143    $10.68319     2,019,590
   01/01/2011 to 12/31/2011...........  $10.68319    $10.45514     1,914,200
   01/01/2012 to 12/31/2012...........  $10.45514    $11.61448     2,135,086
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.81667    $ 8.42035        31,911
   01/01/2010 to 12/31/2010...........  $ 8.42035    $ 9.37086        45,310
   01/01/2011 to 12/31/2011...........  $ 9.37086    $ 9.48765        45,137
   01/01/2012 to 05/04/2012...........  $ 9.48765    $10.28723             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.08500    $ 9.70059     3,064,712
   01/01/2010 to 12/31/2010...........  $ 9.70059    $10.65023     3,948,773
   01/01/2011 to 12/31/2011...........  $10.65023    $10.28464     3,425,837
   01/01/2012 to 12/31/2012...........  $10.28464    $11.30707     3,544,040
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99751    $ 9.12885        80,984
   01/01/2012 to 12/31/2012...........  $ 9.12885    $ 9.98474        84,304
AST BLACKROCK VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.04435    $ 8.88795        22,055
   01/01/2010 to 12/31/2010...........  $ 8.88795    $ 9.76915        27,202
   01/01/2011 to 12/31/2011...........  $ 9.76915    $ 9.50286        16,188
   01/01/2012 to 12/31/2012...........  $ 9.50286    $10.53358        19,902
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.58366    $ 9.28814     5,711,545
   01/01/2010 to 12/31/2010...........  $ 9.28814    $10.29386     6,530,490
   01/01/2011 to 12/31/2011...........  $10.29386    $ 9.81857     5,407,760
   01/01/2012 to 12/31/2012...........  $ 9.81857    $10.91458     5,748,233
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.43108    $ 8.82485       737,299
   01/01/2010 to 12/31/2010...........  $ 8.82485    $ 9.65463     1,444,005
   01/01/2011 to 12/31/2011...........  $ 9.65463    $ 9.26641     1,175,865
   01/01/2012 to 12/31/2012...........  $ 9.26641    $ 9.98915     1,264,108

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.79233    $10.23905        13,457
   01/01/2010 to 12/31/2010...........  $10.23905    $12.88076        18,915
   01/01/2011 to 12/31/2011...........  $12.88076    $13.42144        29,148
   01/01/2012 to 12/31/2012...........  $13.42144    $15.13273        30,903
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.13483    $ 9.27013        13,008
   01/01/2010 to 12/31/2010...........  $ 9.27013    $12.01118        17,888
   01/01/2011 to 12/31/2011...........  $12.01118    $10.20193        29,595
   01/01/2012 to 12/31/2012...........  $10.20193    $11.97389        31,151
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.43009    $ 8.85972       106,110
   01/01/2010 to 12/31/2010...........  $ 8.85972    $ 9.81450       239,549
   01/01/2011 to 12/31/2011...........  $ 9.81450    $ 9.35692       186,134
   01/01/2012 to 12/31/2012...........  $ 9.35692    $10.39334       233,489
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.06217    $ 8.66215       970,053
   01/01/2010 to 12/31/2010...........  $ 8.66215    $ 9.68378     1,094,089
   01/01/2011 to 12/31/2011...........  $ 9.68378    $ 9.32398       998,738
   01/01/2012 to 12/31/2012...........  $ 9.32398    $10.08333     1,031,065
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.66739    $ 8.10732     1,532,700
   01/01/2010 to 12/31/2010...........  $ 8.10732    $ 9.43250     1,911,779
   01/01/2011 to 12/31/2011...........  $ 9.43250    $ 8.64767     1,594,603
   01/01/2012 to 12/31/2012...........  $ 8.64767    $ 9.54508     1,783,198
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99814    $10.70381     1,597,720
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.70322    $ 8.05116        11,445
   01/01/2010 to 12/31/2010...........  $ 8.05116    $ 9.46002        24,643
   01/01/2011 to 12/31/2011...........  $ 9.46002    $ 8.78163        19,788
   01/01/2012 to 12/31/2012...........  $ 8.78163    $10.88468        22,310
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.56640    $10.93431        43,192
   01/01/2010 to 12/31/2010...........  $10.93431    $11.78814        53,396
   01/01/2011 to 12/31/2011...........  $11.78814    $11.06745        52,648
   01/01/2012 to 12/31/2012...........  $11.06745    $12.95645        58,705
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.74995    $ 8.12654        39,583
   01/01/2010 to 12/31/2010...........  $ 8.12654    $ 8.96759        72,779
   01/01/2011 to 12/31/2011...........  $ 8.96759    $ 8.28237        36,851
   01/01/2012 to 12/31/2012...........  $ 8.28237    $ 9.68809        42,794
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.46701    $11.33587        50,108
   01/01/2010 to 12/31/2010...........  $11.33587    $13.27803        74,901
   01/01/2011 to 12/31/2011...........  $13.27803    $12.59342        48,591
   01/01/2012 to 12/31/2012...........  $12.59342    $14.72440        80,352
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.37800    $ 9.44641        10,566
   01/01/2010 to 12/31/2010...........  $ 9.44641    $11.70578        19,745
   01/01/2011 to 12/31/2011...........  $11.70578    $11.59196        19,295
   01/01/2012 to 12/31/2012...........  $11.59196    $13.10878        22,555
AST HIGH YIELD PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.19007    $10.22092        18,211
   01/01/2010 to 12/31/2010...........  $10.22092    $11.33996        28,487
   01/01/2011 to 12/31/2011...........  $11.33996    $11.43711        24,583
   01/01/2012 to 12/31/2012...........  $11.43711    $12.73073        28,637

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.74207    $ 9.14789       502,973
   01/01/2010 to 12/31/2010...........  $ 9.14789    $ 9.97940       724,144
   01/01/2011 to 12/31/2011...........  $ 9.97940    $ 9.70594       638,997
   01/01/2012 to 12/31/2012...........  $ 9.70594    $10.44837       664,544
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.05136    $ 7.90775        34,217
   01/01/2010 to 12/31/2010...........  $ 7.90775    $ 8.85072        40,087
   01/01/2011 to 12/31/2011...........  $ 8.85072    $ 7.53378        30,791
   01/01/2012 to 12/31/2012...........  $ 7.53378    $ 8.86389        37,956
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.72862    $ 8.70312        26,080
   01/01/2010 to 12/31/2010...........  $ 8.70312    $ 9.45037        37,505
   01/01/2011 to 12/31/2011...........  $ 9.45037    $ 8.07874        25,333
   01/01/2012 to 12/31/2012...........  $ 8.07874    $ 9.21373        32,623
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009* to 12/31/2009..........  $ 9.98124    $10.83253         1,635
   01/01/2010 to 12/31/2010...........  $10.83253    $11.73376         6,091
   01/01/2011 to 12/31/2011...........  $11.73376    $12.89793     3,863,808
   01/01/2012 to 12/31/2012...........  $12.89793    $13.79278     1,572,043
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.22661    $ 8.80420       492,765
   01/01/2010 to 12/31/2010...........  $ 8.80420    $ 9.79553       752,454
   01/01/2011 to 12/31/2011...........  $ 9.79553    $ 9.52105       590,661
   01/01/2012 to 12/31/2012...........  $ 9.52105    $10.57078       712,315
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.50670    $10.99024       491,443
   01/01/2010 to 12/31/2010...........  $10.99024    $11.52951       515,178
   01/01/2011 to 12/31/2011...........  $11.52951    $11.29693       465,852
   01/01/2012 to 12/31/2012...........  $11.29693    $12.22630       488,641
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08352    $10.28234             0
   01/01/2010 to 12/31/2010...........  $10.28234    $11.18859        12,626
   01/01/2011 to 12/31/2011...........  $11.18859    $11.00994         4,099
   01/01/2012 to 12/31/2012...........  $11.00994    $12.39649         4,790
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14490    $10.29213             0
   01/01/2010 to 12/31/2010...........  $10.29213    $11.44159         5,126
   01/01/2011 to 12/31/2011...........  $11.44159    $10.52792         6,183
   01/01/2012 to 12/31/2012...........  $10.52792    $11.65274         7,894
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.72894    $10.35804       142,828
   01/01/2010 to 12/31/2010...........  $10.35804    $10.85122        97,893
   01/01/2011 to 12/31/2011...........  $10.85122    $ 9.63698        79,641
   01/01/2012 to 12/31/2012...........  $ 9.63698    $11.48382        88,347
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.09303    $ 7.70055         7,953
   01/01/2010 to 12/31/2010...........  $ 7.70055    $ 8.51795         4,112
   01/01/2011 to 12/31/2011...........  $ 8.51795    $ 7.97841         2,793
   01/01/2012 to 12/31/2012...........  $ 7.97841    $ 9.11568         2,856

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.04118    $10.87532       24,230
   01/01/2010 to 12/31/2010...........  $10.87532    $12.05706       31,946
   01/01/2011 to 12/31/2011...........  $12.05706    $12.98528       41,423
   01/01/2012 to 12/31/2012...........  $12.98528    $13.44559       55,025
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.03373    $ 8.92597      155,405
   01/01/2010 to 12/31/2010...........  $ 8.92597    $10.44883       97,355
   01/01/2011 to 12/31/2011...........  $10.44883    $10.12099       82,837
   01/01/2012 to 12/31/2012...........  $10.12099    $11.10653      100,725
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.47709    $11.23486       57,798
   01/01/2010 to 12/31/2010...........  $11.23486    $12.30530      124,310
   01/01/2011 to 12/31/2011...........  $12.30530    $11.65219       67,237
   01/01/2012 to 12/31/2012...........  $11.65219    $14.01846      113,194
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.07069    $ 9.76781        7,646
   01/01/2010 to 12/31/2010...........  $ 9.76781    $10.76895       12,348
   01/01/2011 to 12/31/2011...........  $10.76895    $10.46467       14,878
   01/01/2012 to 12/31/2012...........  $10.46467    $11.97661       15,312
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99814    $10.17373            0
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.16823    $ 9.48619       13,814
   01/01/2010 to 12/31/2010...........  $ 9.48619    $11.46229       17,737
   01/01/2011 to 12/31/2011...........  $11.46229    $10.81819        9,906
   01/01/2012 to 12/31/2012...........  $10.81819    $12.52141        8,944
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.38695    $10.23676       21,842
   01/01/2010 to 12/31/2010...........  $10.23676    $10.00912       68,352
   01/01/2011 to 12/31/2011...........  $10.00912    $ 9.78655      141,326
   01/01/2012 to 12/31/2012...........  $ 9.78655    $ 9.56663       94,510
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.78418    $ 9.17426       90,627
   01/01/2010 to 12/31/2010...........  $ 9.17426    $11.06988       85,558
   01/01/2011 to 12/31/2011...........  $11.06988    $10.55254       65,485
   01/01/2012 to 12/31/2012...........  $10.55254    $12.08173      104,204
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02804    $10.06016          739
   01/01/2012 to 12/31/2012...........  $10.06016    $10.31283       10,806
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.55048    $10.58299       58,714
   01/01/2010 to 12/31/2010...........  $10.58299    $13.31188      100,724
   01/01/2011 to 12/31/2011...........  $13.31188    $13.23245       11,315
   01/01/2012 to 12/31/2012...........  $13.23245    $14.53608       14,492
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.95597    $ 8.43830       17,360
   01/01/2010 to 12/31/2010...........  $ 8.43830    $ 9.92054       18,659
   01/01/2011 to 04/29/2011...........  $ 9.92054    $11.10530            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99814    $10.28113       48,057

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.15570    $ 9.04757       181,323
   01/01/2010 to 12/31/2010...........  $ 9.04757    $10.81385       328,792
   01/01/2011 to 12/31/2011...........  $10.81385    $ 8.42811       104,981
   01/01/2012 to 12/31/2012...........  $ 8.42811    $ 9.71539       134,770
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.77261    $11.29002        29,049
   01/01/2010 to 12/31/2010...........  $11.29002    $11.46655        31,539
   01/01/2011 to 12/31/2011...........  $11.46655    $11.46118        35,983
   01/01/2012 to 12/31/2012...........  $11.46118    $11.72899        37,863
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.69261    $11.82223       353,561
   01/01/2010 to 12/31/2010...........  $11.82223    $12.44845       853,716
   01/01/2011 to 12/31/2011...........  $12.44845    $12.55575       603,368
   01/01/2012 to 12/31/2012...........  $12.55575    $13.41715       665,696
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.98180    $10.39060     1,642,238
   01/01/2010 to 12/31/2010...........  $10.39060    $11.23093     1,684,823
   01/01/2011 to 12/31/2011...........  $11.23093    $11.08818     1,648,105
   01/01/2012 to 12/31/2012...........  $11.08818    $11.96291     1,806,643
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01805    $10.06005         1,282
   01/01/2012 to 12/31/2012...........  $10.06005    $10.53264         1,648
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.38701    $ 8.10701        36,891
   01/01/2010 to 12/31/2010...........  $ 8.10701    $ 9.11744        54,039
   01/01/2011 to 12/31/2011...........  $ 9.11744    $ 9.22101        34,037
   01/01/2012 to 12/31/2012...........  $ 9.22101    $10.70831        40,383
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99813    $ 8.86352             0
   01/01/2012 to 12/31/2012...........  $ 8.86352    $ 9.80389             0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.74440    $ 8.27102       539,801
   01/01/2010 to 12/31/2010...........  $ 8.27102    $ 9.24479     1,143,600
   01/01/2011 to 12/31/2011...........  $ 9.24479    $ 8.82135       769,975
   01/01/2012 to 12/31/2012...........  $ 8.82135    $ 9.99402       986,280
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.11341    $ 9.95586       897,972
   01/01/2010 to 12/31/2010...........  $ 9.95586    $10.88156     1,422,432
   01/01/2011 to 12/31/2011...........  $10.88156    $10.27765     1,103,568
   01/01/2012 to 12/31/2012...........  $10.27765    $11.16511     1,197,387
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.56087    $ 8.59961        59,475
   01/01/2010 to 12/31/2010...........  $ 8.59961    $11.46782        35,079
   01/01/2011 to 12/31/2011...........  $11.46782    $11.10068        27,464
   01/01/2012 to 12/31/2012...........  $11.10068    $12.17187        46,563
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.54854    $ 9.78101         9,018
   01/01/2010 to 12/31/2010...........  $ 9.78101    $12.04659         9,707
   01/01/2011 to 12/31/2011...........  $12.04659    $11.07233         7,017
   01/01/2012 to 12/31/2012...........  $11.07233    $12.78859         9,087

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.55844    $10.34266     1,395,565
   01/01/2010 to 12/31/2010...........  $10.34266    $11.27647     1,658,234
   01/01/2011 to 12/31/2011...........  $11.27647    $11.24209     1,517,587
   01/01/2012 to 12/31/2012...........  $11.24209    $12.47207     1,598,339
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.17931    $ 7.88518       196,455
   01/01/2010 to 12/31/2010...........  $ 7.88518    $ 8.72888       165,639
   01/01/2011 to 12/31/2011...........  $ 8.72888    $ 8.39306       117,627
   01/01/2012 to 12/31/2012...........  $ 8.39306    $ 9.61933       204,870
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.88095    $10.94031        25,100
   01/01/2010 to 12/31/2010...........  $10.94031    $11.30855        37,393
   01/01/2011 to 12/31/2011...........  $11.30855    $11.51060        33,700
   01/01/2012 to 12/31/2012...........  $11.51060    $11.83935        37,344
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.29776    $ 9.60494       180,759
   01/01/2010 to 12/31/2010...........  $ 9.60494    $10.87354       148,566
   01/01/2011 to 12/31/2011...........  $10.87354    $10.44927        96,780
   01/01/2012 to 12/31/2012...........  $10.44927    $12.00993       170,072
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.72209    $12.96586        34,738
   01/01/2010 to 12/31/2010...........  $12.96586    $15.26697       168,286
   01/01/2011 to 12/31/2011...........  $15.26697    $12.69771        49,337
   01/01/2012 to 12/31/2012...........  $12.69771    $12.86055        69,274
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.75998    $ 8.56459        39,138
   01/01/2010 to 12/31/2010...........  $ 8.56459    $ 9.59753        71,363
   01/01/2011 to 12/31/2011...........  $ 9.59753    $ 9.05781        73,122
   01/01/2012 to 12/31/2012...........  $ 9.05781    $ 9.82842        83,022
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.37401    $10.08246       174,062
   01/01/2010 to 12/31/2010...........  $10.08246    $10.62443       154,181
   01/01/2011 to 12/31/2011...........  $10.62443    $11.01173       115,301
   01/01/2012 to 12/31/2012...........  $11.01173    $11.60902       179,664
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2009 to 12/31/2009...........  $ 6.61258    $ 8.41122     1,019,921
   01/01/2010 to 12/31/2010...........  $ 8.41122    $ 9.06421     1,782,273
   01/01/2011 to 12/31/2011...........  $ 9.06421    $ 8.71266     1,450,259
   01/01/2012 to 09/21/2012...........  $ 8.71266    $ 9.71788             0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.25240    $ 9.07838             0
   01/01/2010 to 12/31/2010...........  $ 9.07838    $10.41504         2,926
   01/01/2011 to 12/31/2011...........  $10.41504    $10.88855         2,649
   01/01/2012 to 12/31/2012...........  $10.88855    $11.79908         1,880
PROFUND VP CONSUMER SERVICES
   05/01/2009 to 12/31/2009...........  $ 7.26069    $ 8.96734             0
   01/01/2010 to 12/31/2010...........  $ 8.96734    $10.64073             0
   01/01/2011 to 12/31/2011...........  $10.64073    $10.97387             0
   01/01/2012 to 12/31/2012...........  $10.97387    $13.09721             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP FINANCIALS
   05/01/2009 to 12/31/2009...........  $ 4.50852    $ 5.90194       24,910
   01/01/2010 to 12/31/2010...........  $ 5.90194    $ 6.39982       37,855
   01/01/2011 to 12/31/2011...........  $ 6.39982    $ 5.39074       19,236
   01/01/2012 to 12/31/2012...........  $ 5.39074    $ 6.57243       25,684
PROFUND VP HEALTH CARE
   05/01/2009 to 12/31/2009...........  $ 7.57912    $ 9.70197        6,837
   01/01/2010 to 12/31/2010...........  $ 9.70197    $ 9.75359       10,548
   01/01/2011 to 12/31/2011...........  $ 9.75359    $10.49885        7,293
   01/01/2012 to 12/31/2012...........  $10.49885    $12.04846        5,834

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP INDUSTRIALS
   05/01/2009 to 12/31/2009...........  $ 5.83387    $ 7.36531            0
   01/01/2010 to 12/31/2010...........  $ 7.36531    $ 8.90963          329
   01/01/2011 to 12/31/2011...........  $ 8.90963    $ 8.55416          123
   01/01/2012 to 12/31/2012...........  $ 8.55416    $ 9.68250          161
PROFUND VP LARGE-CAP GROWTH
   05/01/2009 to 12/31/2009...........  $ 6.76298    $ 8.48227        7,864
   01/01/2010 to 12/31/2010...........  $ 8.48227    $ 9.38481        7,864
   01/01/2011 to 12/31/2011...........  $ 9.38481    $ 9.46136        8,198
   01/01/2012 to 12/31/2012...........  $ 9.46136    $10.42444        7,785
PROFUND VP LARGE-CAP VALUE
   05/01/2009 to 12/31/2009...........  $ 5.76999    $ 7.29354        3,825
   01/01/2010 to 12/31/2010...........  $ 7.29354    $ 8.04896        3,825
   01/01/2011 to 12/31/2011...........  $ 8.04896    $ 7.76766        8,743
   01/01/2012 to 12/31/2012...........  $ 7.76766    $ 8.76356        7,742
PROFUND VP MID-CAP GROWTH
   05/01/2009 to 12/31/2009...........  $ 6.59495    $ 8.34760        1,432
   01/01/2010 to 12/31/2010...........  $ 8.34760    $10.47890        5,452
   01/01/2011 to 12/31/2011...........  $10.47890    $ 9.94731        1,791
   01/01/2012 to 12/31/2012...........  $ 9.94731    $11.21885        2,508
PROFUND VP MID-CAP VALUE
   05/01/2009 to 12/31/2009...........  $ 6.40378    $ 8.23508          936
   01/01/2010 to 12/31/2010...........  $ 8.23508    $ 9.69632        5,333
   01/01/2011 to 12/31/2011...........  $ 9.69632    $ 9.10660        1,130
   01/01/2012 to 12/31/2012...........  $ 9.10660    $10.37597          936
PROFUND VP REAL ESTATE
   05/01/2009 to 12/31/2009...........  $ 4.71429    $ 6.86993       15,858
   01/01/2010 to 12/31/2010...........  $ 6.86993    $ 8.37375       20,426
   01/01/2011 to 12/31/2011...........  $ 8.37375    $ 8.57465       15,039
   01/01/2012 to 12/31/2012...........  $ 8.57465    $ 9.82085       16,854
PROFUND VP SMALL-CAP GROWTH
   05/01/2009 to 12/31/2009...........  $ 6.66105    $ 8.36346          763
   01/01/2010 to 12/31/2010...........  $ 8.36346    $10.27873        4,732
   01/01/2011 to 12/31/2011...........  $10.27873    $10.17680          688
   01/01/2012 to 12/31/2012...........  $10.17680    $11.18920          286
PROFUND VP SMALL-CAP VALUE
   05/01/2009 to 12/31/2009...........  $ 6.76374    $ 8.41420        1,322
   01/01/2010 to 12/31/2010...........  $ 8.41420    $10.04307        5,425
   01/01/2011 to 12/31/2011...........  $10.04307    $ 9.41484          385
   01/01/2012 to 12/31/2012...........  $ 9.41484    $10.68964            0
PROFUND VP TELECOMMUNICATIONS
   05/01/2009 to 12/31/2009...........  $ 7.00325    $ 7.59368           31
   01/01/2010 to 12/31/2010...........  $ 7.59368    $ 8.58751        2,197
   01/01/2011 to 12/31/2011...........  $ 8.58751    $ 8.55156        1,831
   01/01/2012 to 12/31/2012...........  $ 8.55156    $ 9.73961        1,657
PROFUND VP UTILITIES
   05/01/2009 to 12/31/2009...........  $ 6.50322    $ 7.77777           30
   01/01/2010 to 12/31/2010...........  $ 7.77777    $ 8.05537          235
   01/01/2011 to 12/31/2011...........  $ 8.05537    $ 9.25352        2,906
   01/01/2012 to 12/31/2012...........  $ 9.25352    $ 9.05776        2,984

* Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

        ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV AND HD GRO (2.35%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.00339    $ 7.76927     3,045,794
   01/01/2009 to 12/31/2009...........  $ 7.76927    $ 9.43986     4,252,347
   01/01/2010 to 12/31/2010...........  $ 9.43986    $10.32669     4,627,984
   01/01/2011 to 12/31/2011...........  $10.32669    $ 9.82155     4,134,047
   01/01/2012 to 12/31/2012...........  $ 9.82155    $10.80162     4,142,341
AST ADVANCED STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.84353    $ 7.78052       263,677
   01/01/2009 to 12/31/2009...........  $ 7.78052    $ 9.59354     1,512,563
   01/01/2010 to 12/31/2010...........  $ 9.59354    $10.65815     1,845,579
   01/01/2011 to 12/31/2011...........  $10.65815    $10.42545     1,631,826
   01/01/2012 to 12/31/2012...........  $10.42545    $11.57599     1,978,813
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.61362    $ 7.30050             0
   01/01/2009 to 12/31/2009...........  $ 7.30050    $ 8.40065         9,247
   01/01/2010 to 12/31/2010...........  $ 8.40065    $ 9.34431        11,631
   01/01/2011 to 12/31/2011...........  $ 9.34431    $ 9.45612        18,869
   01/01/2012 to 05/04/2012...........  $ 9.45612    $10.25131             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.01908    $ 8.03637     1,223,367
   01/01/2009 to 12/31/2009...........  $ 8.03637    $ 9.68123     6,554,519
   01/01/2010 to 12/31/2010...........  $ 9.68123    $10.62384     7,582,411
   01/01/2011 to 12/31/2011...........  $10.62384    $10.25414     6,755,067
   01/01/2012 to 12/31/2012...........  $10.25414    $11.26816     6,690,157
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99745    $ 9.12583     2,850,644
   01/01/2012 to 12/31/2012...........  $ 9.12583    $ 9.97661     2,504,221
AST BLACKROCK VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.70935    $ 7.67442             0
   01/01/2009 to 12/31/2009...........  $ 7.67442    $ 8.86726         8,484
   01/01/2010 to 12/31/2010...........  $ 8.86726    $ 9.74163         3,574
   01/01/2011 to 12/31/2011...........  $ 9.74163    $ 9.47142         5,605
   01/01/2012 to 12/31/2012...........  $ 9.47142    $10.49380        14,299
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99873    $ 9.33072             0
   01/01/2010 to 12/31/2010...........  $ 9.33072    $10.08070             0
   01/01/2011 to 12/31/2011...........  $10.08070    $10.79913             0
   01/01/2012 to 12/31/2012...........  $10.79913    $10.99016             0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99810    $11.97817       160,035
   01/01/2009 to 12/31/2009...........  $11.97817    $10.99506       157,323
   01/01/2010 to 12/31/2010...........  $10.99506    $11.94428        79,553
   01/01/2011 to 12/31/2011...........  $11.94428    $13.25529        38,886
   01/01/2012 to 12/31/2012...........  $13.25529    $13.69068        30,006
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99810    $12.04667        56,653
   01/01/2009 to 12/31/2009...........  $12.04667    $10.86376        55,243
   01/01/2010 to 12/31/2010...........  $10.86376    $11.82023       117,733
   01/01/2011 to 12/31/2011...........  $11.82023    $13.39413        94,375
   01/01/2012 to 12/31/2012...........  $13.39413    $13.85289        69,766

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99873    $ 8.74446             0
   01/01/2010 to 12/31/2010...........  $ 8.74446    $ 9.55565        48,213
   01/01/2011 to 12/31/2011...........  $ 9.55565    $11.08034        13,583
   01/01/2012 to 12/31/2012...........  $11.08034    $11.50966         2,510
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99745    $10.95270        70,632
   01/01/2011 to 12/31/2011...........  $10.95270    $12.87421        34,741
   01/01/2012 to 12/31/2012...........  $12.87421    $13.43279         8,558
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99809    $11.96009        78,715
   01/01/2012 to 12/31/2012...........  $11.96009    $12.36832        47,478
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99746    $10.34627        68,897
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.09446    $ 7.56990     2,960,461
   01/01/2009 to 12/31/2009...........  $ 7.56990    $ 9.26952     5,034,909
   01/01/2010 to 12/31/2010...........  $ 9.26952    $10.26814     6,212,739
   01/01/2011 to 12/31/2011...........  $10.26814    $ 9.78927     5,138,561
   01/01/2012 to 12/31/2012...........  $ 9.78927    $10.87660     5,417,142
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08091    $ 7.31419        12,428
   01/01/2009 to 12/31/2009...........  $ 7.31419    $ 8.81771     1,331,992
   01/01/2010 to 12/31/2010...........  $ 8.81771    $ 9.64205     1,541,048
   01/01/2011 to 12/31/2011...........  $ 9.64205    $ 9.24995     1,328,344
   01/01/2012 to 12/31/2012...........  $ 9.24995    $ 9.96648     1,332,263
AST COHEN & STEERS REALTY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.51858    $ 7.92476             0
   01/01/2009 to 12/31/2009...........  $ 7.92476    $10.21482        13,319
   01/01/2010 to 12/31/2010...........  $10.21482    $12.84404        26,665
   01/01/2011 to 12/31/2011...........  $12.84404    $13.37666        16,530
   01/01/2012 to 12/31/2012...........  $13.37666    $15.07483        28,389
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 07/18/2008...........  $ 8.78743    $ 8.56357             0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.65240    $ 7.13539             0
   01/01/2009 to 12/31/2009...........  $ 7.13539    $ 9.24860        13,291
   01/01/2010 to 12/31/2010...........  $ 9.24860    $11.97731        14,714
   01/01/2011 to 12/31/2011...........  $11.97731    $10.16820        12,507
   01/01/2012 to 12/31/2012...........  $10.16820    $11.92855        19,897
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10342    $ 7.47374         1,927
   01/01/2009 to 12/31/2009...........  $ 7.47374    $ 8.85245       180,716
   01/01/2010 to 12/31/2010...........  $ 8.85245    $ 9.80162       264,585
   01/01/2011 to 12/31/2011...........  $ 9.80162    $ 9.34014       209,356
   01/01/2012 to 12/31/2012...........  $ 9.34014    $10.36964       354,184
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.64317    $ 7.14500       102,219
   01/01/2009 to 12/31/2009...........  $ 7.14500    $ 8.64605       963,011
   01/01/2010 to 12/31/2010...........  $ 8.64605    $ 9.66094     1,503,201
   01/01/2011 to 12/31/2011...........  $ 9.66094    $ 9.29742     1,212,660
   01/01/2012 to 12/31/2012...........  $ 9.29742    $10.04957     1,337,469
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.57155    $ 6.57477       259,185
   01/01/2009 to 12/31/2009...........  $ 6.57477    $ 8.09236     1,950,413
   01/01/2010 to 12/31/2010...........  $ 8.09236    $ 9.41046     2,836,532
   01/01/2011 to 12/31/2011...........  $ 9.41046    $ 8.62330     2,057,158
   01/01/2012 to 12/31/2012...........  $ 8.62330    $ 9.51355     2,579,148

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99810    $ 7.45069         3,713
   01/01/2009 to 11/13/2009...........  $ 7.45069    $ 8.28568             0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99810    $10.70020       910,810
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17477    $ 6.09515             0
   01/01/2009 to 12/31/2009...........  $ 6.09515    $ 8.04541        12,087
   01/01/2010 to 12/31/2010...........  $ 8.04541    $ 9.44866        17,206
   01/01/2011 to 12/31/2011...........  $ 9.44866    $ 8.76681        15,171
   01/01/2012 to 12/31/2012...........  $ 8.76681    $10.86107        13,808
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.44362    $ 7.47329             0
   01/01/2009 to 12/31/2009...........  $ 7.47329    $10.90871        50,148
   01/01/2010 to 12/31/2010...........  $10.90871    $11.75486        72,164
   01/01/2011 to 12/31/2011...........  $11.75486    $11.03082        45,755
   01/01/2012 to 12/31/2012...........  $11.03082    $12.90724        58,554
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.13540    $ 6.96213           601
   01/01/2009 to 12/31/2009...........  $ 6.96213    $ 8.10749        15,876
   01/01/2010 to 12/31/2010...........  $ 8.10749    $ 8.94216        17,185
   01/01/2011 to 12/31/2011...........  $ 8.94216    $ 8.25493        17,348
   01/01/2012 to 12/31/2012...........  $ 8.25493    $ 9.65125        32,736
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.49991    $ 7.36813             0
   01/01/2009 to 12/31/2009...........  $ 7.36813    $11.30917        47,164
   01/01/2010 to 12/31/2010...........  $11.30917    $13.24024        66,611
   01/01/2011 to 12/31/2011...........  $13.24024    $12.55147        39,720
   01/01/2012 to 12/31/2012...........  $12.55147    $14.66808        51,742
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03298    $ 7.61665             0
   01/01/2009 to 12/31/2009...........  $ 7.61665    $ 9.43976         9,418
   01/01/2010 to 12/31/2010...........  $ 9.43976    $11.69193        28,045
   01/01/2011 to 12/31/2011...........  $11.69193    $11.57271        23,172
   01/01/2012 to 12/31/2012...........  $11.57271    $13.08049        35,071
AST HIGH YIELD PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.46961    $ 7.69933             0
   01/01/2009 to 12/31/2009...........  $ 7.69933    $10.19721        14,037
   01/01/2010 to 12/31/2010...........  $10.19721    $11.30809        29,013
   01/01/2011 to 12/31/2011...........  $11.30809    $11.39954        14,294
   01/01/2012 to 12/31/2012...........  $11.39954    $12.68259        30,841
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08910    $ 7.58219         2,383
   01/01/2009 to 12/31/2009...........  $ 7.58219    $ 9.14036       681,549
   01/01/2010 to 12/31/2010...........  $ 9.14036    $ 9.96633     1,076,636
   01/01/2011 to 12/31/2011...........  $ 9.96633    $ 9.68853       900,579
   01/01/2012 to 12/31/2012...........  $ 9.68853    $10.42454       918,297
AST INTERNATIONAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.94369    $ 5.97163           986
   01/01/2009 to 12/31/2009...........  $ 5.97163    $ 7.89352        29,416
   01/01/2010 to 12/31/2010...........  $ 7.89352    $ 8.83058        39,816
   01/01/2011 to 12/31/2011...........  $ 8.83058    $ 7.51292        18,018
   01/01/2012 to 12/31/2012...........  $ 7.51292    $ 8.83520        22,798
AST INTERNATIONAL VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.11481    $ 6.81369             0
   01/01/2009 to 12/31/2009...........  $ 6.81369    $ 8.68753        20,688
   01/01/2010 to 12/31/2010...........  $ 8.68753    $ 9.42890        35,676
   01/01/2011 to 12/31/2011...........  $ 9.42890    $ 8.05644        24,833
   01/01/2012 to 12/31/2012...........  $ 8.05644    $ 9.18375        25,172
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009* to 12/31/2009..........  $ 9.98123    $10.82907             0
   01/01/2010 to 12/31/2010...........  $10.82907    $11.72425           904
   01/01/2011 to 12/31/2011...........  $11.72425    $12.88118     4,385,023
   01/01/2012 to 12/31/2012...........  $12.88118    $13.76813     1,804,835

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11161    $ 7.10816        3,592
   01/01/2009 to 12/31/2009...........  $ 7.10816    $ 8.79688      403,988
   01/01/2010 to 12/31/2010...........  $ 8.79688    $ 9.78253      516,166
   01/01/2011 to 12/31/2011...........  $ 9.78253    $ 9.50384      395,770
   01/01/2012 to 12/31/2012...........  $ 9.50384    $10.54658      490,907
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.69592    $ 9.19703      139,590
   01/01/2009 to 12/31/2009...........  $ 9.19703    $10.96455      628,069
   01/01/2010 to 12/31/2010...........  $10.96455    $11.49692      724,178
   01/01/2011 to 12/31/2011...........  $11.49692    $11.25949      657,747
   01/01/2012 to 12/31/2012...........  $11.25949    $12.17972      825,471
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08348    $10.28169            0
   01/01/2010 to 12/31/2010...........  $10.28169    $11.18250        6,898
   01/01/2011 to 12/31/2011...........  $11.18250    $10.99851        3,991
   01/01/2012 to 12/31/2012...........  $10.99851    $12.37752       30,638
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14486    $10.29149        6,043
   01/01/2010 to 12/31/2010...........  $10.29149    $11.43520       41,637
   01/01/2011 to 12/31/2011...........  $11.43520    $10.51686       23,719
   01/01/2012 to 12/31/2012...........  $10.51686    $11.63480       26,385
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.33802    $ 7.78368            0
   01/01/2009 to 12/31/2009...........  $ 7.78368    $10.33368       40,215
   01/01/2010 to 12/31/2010...........  $10.33368    $10.82050       80,230
   01/01/2011 to 12/31/2011...........  $10.82050    $ 9.60488       59,517
   01/01/2012 to 12/31/2012...........  $ 9.60488    $11.43995       66,146
AST LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.89007    $ 6.58358            0
   01/01/2009 to 12/31/2009...........  $ 6.58358    $ 7.68247       13,686
   01/01/2010 to 12/31/2010...........  $ 7.68247    $ 8.49390       33,680
   01/01/2011 to 12/31/2011...........  $ 8.49390    $ 7.95195       30,546
   01/01/2012 to 12/31/2012...........  $ 7.95195    $ 9.08092       31,862
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.75531    $ 8.24992            0
   01/01/2009 to 12/31/2009...........  $ 8.24992    $10.84970       10,596
   01/01/2010 to 12/31/2010...........  $10.84970    $12.02269       13,060
   01/01/2011 to 12/31/2011...........  $12.02269    $12.94190       16,402
   01/01/2012 to 12/31/2012...........  $12.94190    $13.39400       29,380
AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.47334    $ 7.02395          561
   01/01/2009 to 12/31/2009...........  $ 7.02395    $ 8.90497       22,035
   01/01/2010 to 12/31/2010...........  $ 8.90497    $10.41910       32,195
   01/01/2011 to 12/31/2011...........  $10.41910    $10.08715       30,727
   01/01/2012 to 12/31/2012...........  $10.08715    $11.06404       37,332
AST MFS GLOBAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.33849    $ 8.72326            0
   01/01/2009 to 12/31/2009...........  $ 8.72326    $11.20837        9,611
   01/01/2010 to 12/31/2010...........  $11.20837    $12.27036       20,031
   01/01/2011 to 12/31/2011...........  $12.27036    $11.61339       15,584
   01/01/2012 to 12/31/2012...........  $11.61339    $13.96490       27,825
AST MFS GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.77794    $ 8.02380            0
   01/01/2009 to 12/31/2009...........  $ 8.02380    $ 9.74490        4,945
   01/01/2010 to 12/31/2010...........  $ 9.74490    $10.73856        9,079
   01/01/2011 to 12/31/2011...........  $10.73856    $10.43001        7,440
   01/01/2012 to 12/31/2012...........  $10.43001    $11.93110        5,887
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99810    $10.17185            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.67601    $ 6.97427             0
   01/01/2009 to 12/31/2009...........  $ 6.97427    $ 9.46381         8,801
   01/01/2010 to 12/31/2010...........  $ 9.46381    $11.42956        11,219
   01/01/2011 to 12/31/2011...........  $11.42956    $10.78208         8,336
   01/01/2012 to 12/31/2012...........  $10.78208    $12.47352        13,784
AST MONEY MARKET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.43274    $10.43309             0
   01/01/2009 to 12/31/2009...........  $10.43309    $10.21844       118,897
   01/01/2010 to 12/31/2010...........  $10.21844    $ 9.98629       116,542
   01/01/2011 to 12/31/2011...........  $ 9.98629    $ 9.75943       113,130
   01/01/2012 to 12/31/2012...........  $ 9.75943    $ 9.53559       126,339
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.70352    $ 6.66062             0
   01/01/2009 to 12/31/2009...........  $ 6.66062    $ 9.15272        24,697
   01/01/2010 to 12/31/2010...........  $ 9.15272    $11.03847        41,087
   01/01/2011 to 12/31/2011...........  $11.03847    $10.51733        26,688
   01/01/2012 to 12/31/2012...........  $10.51733    $12.03539        40,518
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02800    $10.05929             0
   01/01/2012 to 12/31/2012...........  $10.05929    $10.30678        13,596
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $13.23005    $ 8.32629           469
   01/01/2009 to 12/31/2009...........  $ 8.32629    $10.55846         5,598
   01/01/2010 to 12/31/2010...........  $10.55846    $13.27452         7,620
   01/01/2011 to 12/31/2011...........  $13.27452    $13.18889        10,737
   01/01/2012 to 12/31/2012...........  $13.18889    $14.48113        16,867
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.86764    $ 7.03005             0
   01/01/2009 to 12/31/2009...........  $ 7.03005    $ 8.41842         2,705
   01/01/2010 to 12/31/2010...........  $ 8.41842    $ 9.89236         3,842
   01/01/2011 to 04/29/2011...........  $ 9.89236    $11.07199             0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99810    $10.27770        49,370
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10084    $ 5.55714           325
   01/01/2009 to 12/31/2009...........  $ 5.55714    $ 9.04108        55,402
   01/01/2010 to 12/31/2010...........  $ 9.04108    $10.80079        76,512
   01/01/2011 to 12/31/2011...........  $10.80079    $ 8.41374        50,301
   01/01/2012 to 12/31/2012...........  $ 8.41374    $ 9.69414        54,593
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.87394    $10.45803             0
   01/01/2009 to 12/31/2009...........  $10.45803    $11.26320        17,914
   01/01/2010 to 12/31/2010...........  $11.26320    $11.43373        26,072
   01/01/2011 to 12/31/2011...........  $11.43373    $11.42279        31,043
   01/01/2012 to 12/31/2012...........  $11.42279    $11.68410        30,695
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.13019    $10.36496         1,005
   01/01/2009 to 12/31/2009...........  $10.36496    $11.80051       466,235
   01/01/2010 to 12/31/2010...........  $11.80051    $12.41950       657,967
   01/01/2011 to 12/31/2011...........  $12.41950    $12.52048       562,150
   01/01/2012 to 12/31/2012...........  $12.52048    $13.37279       636,413
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.99114    $ 8.84173       645,830
   01/01/2009 to 12/31/2009...........  $ 8.84173    $10.36969     3,494,528
   01/01/2010 to 12/31/2010...........  $10.36969    $11.20278     4,162,296
   01/01/2011 to 12/31/2011...........  $11.20278    $11.05498     3,947,323
   01/01/2012 to 12/31/2012...........  $11.05498    $11.92123     4,105,553
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01801    $10.05918             0
   01/01/2012 to 12/31/2012...........  $10.05918    $10.52644        10,736

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.43597    $ 6.79519             0
   01/01/2009 to 12/31/2009...........  $ 6.79519    $ 8.08794         2,415
   01/01/2010 to 12/31/2010...........  $ 8.08794    $ 9.09147        11,783
   01/01/2011 to 12/31/2011...........  $ 9.09147    $ 9.19011        10,286
   01/01/2012 to 12/31/2012...........  $ 9.19011    $10.66725        26,669
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99809    $ 8.86065             0
   01/01/2012 to 12/31/2012...........  $ 8.86065    $ 9.79586             0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09909    $ 6.66807         5,529
   01/01/2009 to 12/31/2009...........  $ 6.66807    $ 8.26425       543,791
   01/01/2010 to 12/31/2010...........  $ 8.26425    $ 9.23272       948,470
   01/01/2011 to 12/31/2011...........  $ 9.23272    $ 8.80549       703,756
   01/01/2012 to 12/31/2012...........  $ 8.80549    $ 9.97103       951,558
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.04473    $ 7.97865        30,392
   01/01/2009 to 12/31/2009...........  $ 7.97865    $ 9.93257       736,844
   01/01/2010 to 12/31/2010...........  $ 9.93257    $10.85093     1,274,924
   01/01/2011 to 12/31/2011...........  $10.85093    $10.24382     1,044,460
   01/01/2012 to 12/31/2012...........  $10.24382    $11.12293     1,206,123
AST SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.25949    $ 6.56108           587
   01/01/2009 to 12/31/2009...........  $ 6.56108    $ 8.58389         7,475
   01/01/2010 to 12/31/2010...........  $ 8.58389    $11.44129        13,593
   01/01/2011 to 12/31/2011...........  $11.44129    $11.06953        14,395
   01/01/2012 to 12/31/2012...........  $11.06953    $12.13176        22,429
AST SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.65428    $ 7.86404             0
   01/01/2009 to 12/31/2009...........  $ 7.86404    $ 9.75803         8,423
   01/01/2010 to 12/31/2010...........  $ 9.75803    $12.01245        13,701
   01/01/2011 to 12/31/2011...........  $12.01245    $11.03554        11,981
   01/01/2012 to 12/31/2012...........  $11.03554    $12.73983        13,455
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.20378    $ 8.50729        82,881
   01/01/2009 to 12/31/2009...........  $ 8.50729    $10.31836       713,198
   01/01/2010 to 12/31/2010...........  $10.31836    $11.24440     1,121,419
   01/01/2011 to 12/31/2011...........  $11.24440    $11.20462       974,269
   01/01/2012 to 12/31/2012...........  $11.20462    $12.42437     1,249,134
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.67952    $ 6.50390             0
   01/01/2009 to 12/31/2009...........  $ 6.50390    $ 7.86669        41,306
   01/01/2010 to 12/31/2010...........  $ 7.86669    $ 8.70417        66,947
   01/01/2011 to 12/31/2011...........  $ 8.70417    $ 8.36524        46,033
   01/01/2012 to 12/31/2012...........  $ 8.36524    $ 9.58274        57,679
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.69588    $ 9.96399           272
   01/01/2009 to 12/31/2009...........  $ 9.96399    $10.91472        29,565
   01/01/2010 to 12/31/2010...........  $10.91472    $11.27667        44,913
   01/01/2011 to 12/31/2011...........  $11.27667    $11.47253        44,268
   01/01/2012 to 12/31/2012...........  $11.47253    $11.79435        48,601
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.82814    $ 6.39820             0
   01/01/2009 to 12/31/2009...........  $ 6.39820    $ 9.58786        32,361
   01/01/2010 to 12/31/2010...........  $ 9.58786    $10.84896        54,510
   01/01/2011 to 12/31/2011...........  $10.84896    $10.42050        32,934
   01/01/2012 to 12/31/2012...........  $10.42050    $11.97100        51,939
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $16.32873    $ 8.86480             0
   01/01/2009 to 12/31/2009...........  $ 8.86480    $12.93549        73,664
   01/01/2010 to 12/31/2010...........  $12.93549    $15.22376       126,830
   01/01/2011 to 12/31/2011...........  $15.22376    $12.65564        97,965
   01/01/2012 to 12/31/2012...........  $12.65564    $12.81165       135,945

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.96596    $ 6.81165         1,859
   01/01/2009 to 12/31/2009...........  $ 6.81165    $ 8.54740       170,491
   01/01/2010 to 12/31/2010...........  $ 8.54740    $ 9.57358       155,762
   01/01/2011 to 12/31/2011...........  $ 9.57358    $ 9.03083       134,788
   01/01/2012 to 12/31/2012...........  $ 9.03083    $ 9.79434       174,625
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.22244    $ 9.23456             0
   01/01/2009 to 12/31/2009...........  $ 9.23456    $10.07192        80,753
   01/01/2010 to 12/31/2010...........  $10.07192    $10.60805       137,974
   01/01/2011 to 12/31/2011...........  $10.60805    $10.98935       114,585
   01/01/2012 to 12/31/2012...........  $10.98935    $11.57971       143,134
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07793    $ 6.61353         6,369
   01/01/2009 to 12/31/2009...........  $ 6.61353    $ 8.40437       632,509
   01/01/2010 to 12/31/2010...........  $ 8.40437    $ 9.05230     1,162,191
   01/01/2011 to 12/31/2011...........  $ 9.05230    $ 8.69706       814,628
   01/01/2012 to 09/21/2012...........  $ 8.69706    $ 9.69699             0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08881    $ 7.63721             0
   01/01/2009 to 12/31/2009...........  $ 7.63721    $ 9.07106             0
   01/01/2010 to 12/31/2010...........  $ 9.07106    $10.40165             0
   01/01/2011 to 12/31/2011...........  $10.40165    $10.86923             0
   01/01/2012 to 12/31/2012...........  $10.86923    $11.77220             0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26782    $ 7.01089           291
   01/01/2009 to 12/31/2009...........  $ 7.01089    $ 8.95999             0
   01/01/2010 to 12/31/2010...........  $ 8.95999    $10.62684             0
   01/01/2011 to 12/31/2011...........  $10.62684    $10.95424             0
   01/01/2012 to 12/31/2012...........  $10.95424    $13.06738             0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38552    $ 5.24829             0
   01/01/2009 to 12/31/2009...........  $ 5.24829    $ 5.89726             0
   01/01/2010 to 12/31/2010...........  $ 5.89726    $ 6.39174             0
   01/01/2011 to 12/31/2011...........  $ 6.39174    $ 5.38135             0
   01/01/2012 to 12/31/2012...........  $ 5.38135    $ 6.55781             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15174    $ 8.29892        276
   01/01/2009 to 12/31/2009...........  $ 8.29892    $ 9.69400          0
   01/01/2010 to 12/31/2010...........  $ 9.69400    $ 9.74078          0
   01/01/2011 to 12/31/2011...........  $ 9.74078    $10.48002          0
   01/01/2012 to 12/31/2012...........  $10.48002    $12.02099          0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16525    $ 6.06953        319
   01/01/2009 to 12/31/2009...........  $ 6.06953    $ 7.35928          0
   01/01/2010 to 12/31/2010...........  $ 7.35928    $ 8.89801          0
   01/01/2011 to 12/31/2011...........  $ 8.89801    $ 8.53881          0
   01/01/2012 to 12/31/2012...........  $ 8.53881    $ 9.66036          0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11048    $ 6.68634          0
   01/01/2009 to 12/31/2009...........  $ 6.68634    $ 8.47530          0
   01/01/2010 to 12/31/2010...........  $ 8.47530    $ 9.37259          0
   01/01/2011 to 12/31/2011...........  $ 9.37259    $ 9.44438          0
   01/01/2012 to 12/31/2012...........  $ 9.44438    $10.40060          0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24125    $ 6.24347          0
   01/01/2009 to 12/31/2009...........  $ 6.24347    $ 7.28739          0
   01/01/2010 to 12/31/2010...........  $ 7.28739    $ 8.03823          0
   01/01/2011 to 12/31/2011...........  $ 8.03823    $ 7.75349          0
   01/01/2012 to 12/31/2012...........  $ 7.75349    $ 8.74330          0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07225    $ 6.17185          0
   01/01/2009 to 12/31/2009...........  $ 6.17185    $ 8.34071          0
   01/01/2010 to 12/31/2010...........  $ 8.34071    $10.46522          0
   01/01/2011 to 12/31/2011...........  $10.46522    $ 9.92945          0
   01/01/2012 to 12/31/2012...........  $ 9.92945    $11.19304          0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18823    $ 6.43513          0
   01/01/2009 to 12/31/2009...........  $ 6.43513    $ 8.22837          0
   01/01/2010 to 12/31/2010...........  $ 8.22837    $ 9.68372          0
   01/01/2011 to 12/31/2011...........  $ 9.68372    $ 9.09046          0
   01/01/2012 to 12/31/2012...........  $ 9.09046    $10.35248          0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25873    $ 5.49330          0
   01/01/2009 to 12/31/2009...........  $ 5.49330    $ 6.86444          0
   01/01/2010 to 12/31/2010...........  $ 6.86444    $ 8.36296          0
   01/01/2011 to 12/31/2011...........  $ 8.36296    $ 8.55948          0
   01/01/2012 to 12/31/2012...........  $ 8.55948    $ 9.79861          0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11338    $ 6.77909          0
   01/01/2009 to 12/31/2009...........  $ 6.77909    $ 8.35679          0
   01/01/2010 to 12/31/2010...........  $ 8.35679    $10.26535          0
   01/01/2011 to 12/31/2011...........  $10.26535    $10.15857          0
   01/01/2012 to 12/31/2012...........  $10.15857    $11.16373          0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22837    $ 7.14678          0
   01/01/2009 to 12/31/2009...........  $ 7.14678    $ 8.40716          0
   01/01/2010 to 12/31/2010...........  $ 8.40716    $10.02984          0
   01/01/2011 to 12/31/2011...........  $10.02984    $ 9.39785          0
   01/01/2012 to 12/31/2012...........  $ 9.39785    $10.66510          0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27795    $ 7.23615        317
   01/01/2009 to 12/31/2009...........  $ 7.23615    $ 7.58749          0
   01/01/2010 to 12/31/2010...........  $ 7.58749    $ 8.57621          0
   01/01/2011 to 12/31/2011...........  $ 8.57621    $ 8.53611          0
   01/01/2012 to 12/31/2012...........  $ 8.53611    $ 9.71718          0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09840    $ 7.18288          0
   01/01/2009 to 12/31/2009...........  $ 7.18288    $ 7.77133          0
   01/01/2010 to 12/31/2010...........  $ 7.77133    $ 8.04473          0
   01/01/2011 to 12/31/2011...........  $ 8.04473    $ 9.23675          0
   01/01/2012 to 12/31/2012...........  $ 9.23675    $ 9.03694          0

* Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

   ACCUMULATION UNIT VALUES: LIFETIME FIVE INCOME BENEFIT, OR HIGHEST DAILY LIFETIME FIVE INCOME BENEFIT, AND COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT
 (2.60%) OR LIFETIME FIVE INCOME BENEFIT AND HIGHEST DAILY VALUE DEATH BENEFIT
                 (2.60%) OR HD GRO 60 BPS AND COMBO DB (2.60%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.37006    $10.90518     4,050,210
   01/01/2007 to 12/31/2007...........  $10.90518    $11.60597     7,210,180
   01/01/2008 to 12/31/2008...........  $11.60597    $ 7.71102     5,632,286
   01/01/2009 to 12/31/2009...........  $ 7.71102    $ 9.34622     5,340,354
   01/01/2010 to 12/31/2010...........  $ 9.34622    $10.19937     4,966,744
   01/01/2011 to 12/31/2011...........  $10.19937    $ 9.67688     4,542,358
   01/01/2012 to 12/31/2012...........  $ 9.67688    $10.61646     4,254,692
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.13788    $10.58428     1,368,561
   01/01/2007 to 12/31/2007...........  $10.58428    $11.29528     3,903,585
   01/01/2008 to 12/31/2008...........  $11.29528    $ 7.72769     2,554,033
   01/01/2009 to 12/31/2009...........  $ 7.72769    $ 9.50522     2,631,431
   01/01/2010 to 12/31/2010...........  $ 9.50522    $10.53429     2,558,787
   01/01/2011 to 12/31/2011...........  $10.53429    $10.27926     2,262,521
   01/01/2012 to 12/31/2012...........  $10.27926    $11.38582     2,196,331
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.64251    $11.68252             0
   01/01/2007 to 12/31/2007...........  $11.68252    $11.37272             0
   01/01/2008 to 12/31/2008...........  $11.37272    $ 7.23288             0
   01/01/2009 to 12/31/2009...........  $ 7.23288    $ 8.30244             0
   01/01/2010 to 12/31/2010...........  $ 8.30244    $ 9.21255             0
   01/01/2011 to 12/31/2011...........  $ 9.21255    $ 9.30016             0
   01/01/2012 to 05/04/2012...........  $ 9.30016    $10.07383             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.32057    $10.79817       782,409
   01/01/2007 to 12/31/2007...........  $10.79817    $11.47812     1,946,525
   01/01/2008 to 12/31/2008...........  $11.47812    $ 7.97618     1,971,294
   01/01/2009 to 12/31/2009...........  $ 7.97618    $ 9.58516     3,810,794
   01/01/2010 to 12/31/2010...........  $ 9.58516    $10.49278     3,664,363
   01/01/2011 to 12/31/2011...........  $10.49278    $10.10302     3,318,645
   01/01/2012 to 12/31/2012...........  $10.10302    $11.07499     3,064,089

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99719    $ 9.11083     2,474,475
   01/01/2012 to 12/31/2012...........  $ 9.11083    $ 9.93582     2,389,612
AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.46311    $12.61910             0
   01/01/2007 to 12/31/2007...........  $12.61910    $12.44257             0
   01/01/2008 to 12/31/2008...........  $12.44257    $ 7.60334             0
   01/01/2009 to 12/31/2009...........  $ 7.60334    $ 8.76382             0
   01/01/2010 to 12/31/2010...........  $ 8.76382    $ 9.60457             0
   01/01/2011 to 12/31/2011...........  $ 9.60457    $ 9.31537             0
   01/01/2012 to 12/31/2012...........  $ 9.31537    $10.29569             0
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009..........  $ 9.93807    $ 9.57833             0
   01/01/2010 to 12/31/2010...........  $ 9.57833    $10.32295             0
   01/01/2011 to 12/31/2011...........  $10.32295    $11.03170             0
   01/01/2012 to 12/31/2012...........  $11.03170    $11.19933             0
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009..........  $ 9.92250    $ 9.64411             0
   01/01/2010 to 12/31/2010...........  $ 9.64411    $10.45117             0
   01/01/2011 to 12/31/2011...........  $10.45117    $11.57013             0
   01/01/2012 to 12/31/2012...........  $11.57013    $11.92091             0
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009..........  $ 9.90528    $ 9.54520             0
   01/01/2010 to 12/31/2010...........  $ 9.54520    $10.36029             0
   01/01/2011 to 12/31/2011...........  $10.36029    $11.71117             0
   01/01/2012 to 12/31/2012...........  $11.71117    $12.08262             0
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009..........  $ 9.88399    $ 9.22108             0
   01/01/2010 to 12/31/2010...........  $ 9.22108    $10.05194             0
   01/01/2011 to 12/31/2011...........  $10.05194    $11.62746             0
   01/01/2012 to 12/31/2012...........  $11.62746    $12.04854             0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99719    $10.92600             0
   01/01/2011 to 12/31/2011...........  $10.92600    $12.81152         5,925
   01/01/2012 to 12/31/2012...........  $12.81152    $13.33473         2,589
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99789    $11.93089             0
   01/01/2012 to 12/31/2012...........  $11.93089    $12.30799             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99719    $10.32109              0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.48881    $11.08024      6,134,343
   01/01/2007 to 12/31/2007...........  $11.08024    $11.84864     12,899,751
   01/01/2008 to 12/31/2008...........  $11.84864    $ 7.51325      9,444,127
   01/01/2009 to 12/31/2009...........  $ 7.51325    $ 9.17773      9,157,397
   01/01/2010 to 12/31/2010...........  $ 9.17773    $10.14170      8,749,377
   01/01/2011 to 12/31/2011...........  $10.14170    $ 9.64514      7,858,699
   01/01/2012 to 12/31/2012...........  $ 9.64514    $10.69033      7,444,928
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08085    $ 7.30220         24,715
   01/01/2009 to 12/31/2009...........  $ 7.30220    $ 8.78175         30,211
   01/01/2010 to 12/31/2010...........  $ 8.78175    $ 9.57936         61,002
   01/01/2011 to 12/31/2011...........  $ 9.57936    $ 9.16732         75,383
   01/01/2012 to 12/31/2012...........  $ 9.16732    $ 9.85326         94,664
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.04797    $15.89804              0
   01/01/2007 to 12/31/2007...........  $15.89804    $12.40393              0
   01/01/2008 to 12/31/2008...........  $12.40393    $ 7.85144              0
   01/01/2009 to 12/31/2009...........  $ 7.85144    $10.09561              0
   01/01/2010 to 12/31/2010...........  $10.09561    $12.66314              0
   01/01/2011 to 12/31/2011...........  $12.66314    $13.15625              0
   01/01/2012 to 12/31/2012...........  $13.15625    $14.79037              0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.16544    $11.62528              0
   01/01/2007 to 12/31/2007...........  $11.62528    $ 9.31608              0
   01/01/2008 to 07/18/2008...........  $ 9.31608    $ 8.49360              0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.10235    $11.97093              0
   01/01/2007 to 12/31/2007...........  $11.97093    $12.97394              0
   01/01/2008 to 12/31/2008...........  $12.97394    $ 7.06930              0
   01/01/2009 to 12/31/2009...........  $ 7.06930    $ 9.14063              0
   01/01/2010 to 12/31/2010...........  $ 9.14063    $11.80880              0
   01/01/2011 to 12/31/2011...........  $11.80880    $10.00072              0
   01/01/2012 to 12/31/2012...........  $10.00072    $11.70340              0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10336    $ 7.46143          2,119
   01/01/2009 to 12/31/2009...........  $ 7.46143    $ 8.81630          5,240
   01/01/2010 to 12/31/2010...........  $ 8.81630    $ 9.73785          6,040
   01/01/2011 to 12/31/2011...........  $ 9.73785    $ 9.25684          7,511
   01/01/2012 to 12/31/2012...........  $ 9.25684    $10.25208          7,343

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.03818    $10.50581       457,279
   01/01/2007 to 12/31/2007...........  $10.50581    $11.11430     1,405,209
   01/01/2008 to 12/31/2008...........  $11.11430    $ 7.09646       920,707
   01/01/2009 to 12/31/2009...........  $ 7.09646    $ 8.56628       920,292
   01/01/2010 to 12/31/2010...........  $ 8.56628    $ 9.54845       925,413
   01/01/2011 to 12/31/2011...........  $ 9.54845    $ 9.16683       794,303
   01/01/2012 to 12/31/2012...........  $ 9.16683    $ 9.88432       796,849
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.15781    $10.40773       619,984
   01/01/2007 to 12/31/2007...........  $10.40773    $11.30062     2,237,900
   01/01/2008 to 12/31/2008...........  $11.30062    $ 6.53007     1,392,225
   01/01/2009 to 12/31/2009...........  $ 6.53007    $ 8.01775     1,343,948
   01/01/2010 to 12/31/2010...........  $ 8.01775    $ 9.30092     1,383,564
   01/01/2011 to 12/31/2011...........  $ 9.30092    $ 8.50216     1,277,373
   01/01/2012 to 12/31/2012...........  $ 8.50216    $ 9.35706     1,188,252
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99790    $ 7.44243             0
   01/01/2009 to 11/13/2009...........  $ 7.44243    $ 8.25890             0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99790    $10.68264        26,132
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17457    $ 6.08835             0
   01/01/2009 to 12/31/2009...........  $ 6.08835    $ 8.01690             0
   01/01/2010 to 12/31/2010...........  $ 8.01690    $ 9.39223             0
   01/01/2011 to 12/31/2011...........  $ 9.39223    $ 8.69329             0
   01/01/2012 to 12/31/2012...........  $ 8.69329    $10.74374             0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.15968    $11.44914             0
   01/01/2007 to 12/31/2007...........  $11.44914    $12.71869             0
   01/01/2008 to 12/31/2008...........  $12.71869    $ 7.40406             0
   01/01/2009 to 12/31/2009...........  $ 7.40406    $10.78133             0
   01/01/2010 to 12/31/2010...........  $10.78133    $11.58925             0
   01/01/2011 to 12/31/2011...........  $11.58925    $10.84892             0
   01/01/2012 to 12/31/2012...........  $10.84892    $12.66343             0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.57528    $11.64751             0
   01/01/2007 to 12/31/2007...........  $11.64751    $11.93286             0
   01/01/2008 to 12/31/2008...........  $11.93286    $ 6.89760             0
   01/01/2009 to 12/31/2009...........  $ 6.89760    $ 8.01280             0
   01/01/2010 to 12/31/2010...........  $ 8.01280    $ 8.81621             0
   01/01/2011 to 12/31/2011...........  $ 8.81621    $ 8.11882             0
   01/01/2012 to 12/31/2012...........  $ 8.11882    $ 9.46892             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.04131    $10.87698            0
   01/01/2007 to 12/31/2007...........  $10.87698    $12.65087            0
   01/01/2008 to 12/31/2008...........  $12.65087    $ 7.30001            0
   01/01/2009 to 12/31/2009...........  $ 7.30001    $11.17735            0
   01/01/2010 to 12/31/2010...........  $11.17735    $13.05398            0
   01/01/2011 to 12/31/2011...........  $13.05398    $12.34479            0
   01/01/2012 to 12/31/2012...........  $12.34479    $14.39131            0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03278    $ 7.60811            0
   01/01/2009 to 12/31/2009...........  $ 7.60811    $ 9.40612            0
   01/01/2010 to 12/31/2010...........  $ 9.40612    $11.62192            0
   01/01/2011 to 12/31/2011...........  $11.62192    $11.47536            0
   01/01/2012 to 12/31/2012...........  $11.47536    $12.93883            0
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.01816    $10.52499            0
   01/01/2007 to 12/31/2007...........  $10.52499    $10.51148            0
   01/01/2008 to 12/31/2008...........  $10.51148    $ 7.62797            0
   01/01/2009 to 12/31/2009...........  $ 7.62797    $10.07794            0
   01/01/2010 to 12/31/2010...........  $10.07794    $11.14859            0
   01/01/2011 to 12/31/2011...........  $11.14859    $11.21128            0
   01/01/2012 to 12/31/2012...........  $11.21128    $12.44281            0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08903    $ 7.56981       39,342
   01/01/2009 to 12/31/2009...........  $ 7.56981    $ 9.10315       88,021
   01/01/2010 to 12/31/2010...........  $ 9.10315    $ 9.90141       96,984
   01/01/2011 to 12/31/2011...........  $ 9.90141    $ 9.60198       96,529
   01/01/2012 to 12/31/2012...........  $ 9.60198    $10.30627       90,679
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99141    $10.54240            0
   01/01/2007 to 12/31/2007...........  $10.54240    $12.23128            0
   01/01/2008 to 12/31/2008...........  $12.23128    $ 5.93261            0
   01/01/2009 to 12/31/2009...........  $ 5.93261    $ 7.82281            0
   01/01/2010 to 12/31/2010...........  $ 7.82281    $ 8.73008            0
   01/01/2011 to 12/31/2011...........  $ 8.73008    $ 7.40935            0
   01/01/2012 to 12/31/2012...........  $ 7.40935    $ 8.69206            0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.00956    $10.80400            0
   01/01/2007 to 12/31/2007...........  $10.80400    $12.40342            0
   01/01/2008 to 12/31/2008...........  $12.40342    $ 6.76920            0
   01/01/2009 to 12/31/2009...........  $ 6.76920    $ 8.60978            0
   01/01/2010 to 12/31/2010...........  $ 8.60978    $ 9.32176            0
   01/01/2011 to 12/31/2011...........  $ 9.32176    $ 7.94553            0
   01/01/2012 to 12/31/2012...........  $ 7.94553    $ 9.03533            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11154    $ 7.09658        6,196
   01/01/2009 to 12/31/2009...........  $ 7.09658    $ 8.76123       16,564
   01/01/2010 to 12/31/2010...........  $ 8.76123    $ 9.71916       15,006
   01/01/2011 to 12/31/2011...........  $ 9.71916    $ 9.41929       17,541
   01/01/2012 to 12/31/2012...........  $ 9.41929    $10.42718       16,637
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.86707    $11.42284            0
   01/01/2007 to 12/31/2007...........  $11.42284    $11.34807      172,983
   01/01/2008 to 12/31/2008...........  $11.34807    $ 9.11199      187,392
   01/01/2009 to 12/31/2009...........  $ 9.11199    $10.83664      228,004
   01/01/2010 to 12/31/2010...........  $10.83664    $11.33516      220,597
   01/01/2011 to 12/31/2011...........  $11.33516    $11.07413      196,417
   01/01/2012 to 12/31/2012...........  $11.07413    $11.95003      231,927
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08328    $10.27840            0
   01/01/2010 to 12/31/2010...........  $10.27840    $11.15165            0
   01/01/2011 to 12/31/2011...........  $11.15165    $10.94139            0
   01/01/2012 to 12/31/2012...........  $10.94139    $12.28312            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14466    $10.28818            0
   01/01/2010 to 12/31/2010...........  $10.28818    $11.40383            0
   01/01/2011 to 12/31/2011...........  $11.40383    $10.46250            0
   01/01/2012 to 12/31/2012...........  $10.46250    $11.54640            0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.02854    $12.65607            0
   01/01/2007 to 12/31/2007...........  $12.65607    $13.49800            0
   01/01/2008 to 12/31/2008...........  $13.49800    $ 7.71162            0
   01/01/2009 to 12/31/2009...........  $ 7.71162    $10.21306            0
   01/01/2010 to 12/31/2010...........  $10.21306    $10.66809            0
   01/01/2011 to 12/31/2011...........  $10.66809    $ 9.44664            0
   01/01/2012 to 12/31/2012...........  $ 9.44664    $11.22411            0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.00615    $12.09868            0
   01/01/2007 to 12/31/2007...........  $12.09868    $11.43824            0
   01/01/2008 to 12/31/2008...........  $11.43824    $ 6.52259            0
   01/01/2009 to 12/31/2009...........  $ 6.52259    $ 7.59276            0
   01/01/2010 to 12/31/2010...........  $ 7.59276    $ 8.37420            0
   01/01/2011 to 12/31/2011...........  $ 8.37420    $ 7.82078            0
   01/01/2012 to 12/31/2012...........  $ 7.82078    $ 8.90939            0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14267    $10.56925            0
   01/01/2007 to 12/31/2007...........  $10.56925    $10.92701            0
   01/01/2008 to 12/31/2008...........  $10.92701    $ 8.17355            0
   01/01/2009 to 12/31/2009...........  $ 8.17355    $10.72296            0
   01/01/2010 to 12/31/2010...........  $10.72296    $11.85333            0
   01/01/2011 to 12/31/2011...........  $11.85333    $12.72863            0
   01/01/2012 to 12/31/2012...........  $12.72863    $13.14117            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.07842    $11.31183         0
   01/01/2007 to 12/31/2007...........  $11.31183    $12.67336         0
   01/01/2008 to 12/31/2008...........  $12.67336    $ 6.95886         0
   01/01/2009 to 12/31/2009...........  $ 6.95886    $ 8.80096         0
   01/01/2010 to 12/31/2010...........  $ 8.80096    $10.27233         0
   01/01/2011 to 12/31/2011...........  $10.27233    $ 9.92091         0
   01/01/2012 to 12/31/2012...........  $ 9.92091    $10.85514         0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.36813    $12.60029         0
   01/01/2007 to 12/31/2007...........  $12.60029    $13.43376         0
   01/01/2008 to 12/31/2008...........  $13.43376    $ 8.64258         0
   01/01/2009 to 12/31/2009...........  $ 8.64258    $11.07773         0
   01/01/2010 to 12/31/2010...........  $11.07773    $12.09781         0
   01/01/2011 to 12/31/2011...........  $12.09781    $11.42220         0
   01/01/2012 to 12/31/2012...........  $11.42220    $13.70149         0
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.98250    $11.41513         0
   01/01/2007 to 12/31/2007...........  $11.41513    $12.80513         0
   01/01/2008 to 12/31/2008...........  $12.80513    $ 7.94948         0
   01/01/2009 to 12/31/2009...........  $ 7.94948    $ 9.63119         0
   01/01/2010 to 12/31/2010...........  $ 9.63119    $10.58722         0
   01/01/2011 to 12/31/2011...........  $10.58722    $10.25797         0
   01/01/2012 to 12/31/2012...........  $10.25797    $11.70562         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99790    $10.16264         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.98514    $11.44280         0
   01/01/2007 to 12/31/2007...........  $11.44280    $11.45816         0
   01/01/2008 to 12/31/2008...........  $11.45816    $ 6.90971         0
   01/01/2009 to 12/31/2009...........  $ 6.90971    $ 9.35340         0
   01/01/2010 to 12/31/2010...........  $ 9.35340    $11.26882         0
   01/01/2011 to 12/31/2011...........  $11.26882    $10.60452         0
   01/01/2012 to 12/31/2012...........  $10.60452    $12.23817         0
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99907    $10.14778         0
   01/01/2007 to 12/31/2007...........  $10.14778    $10.37423         0
   01/01/2008 to 12/31/2008...........  $10.37423    $10.36497         0
   01/01/2009 to 12/31/2009...........  $10.36497    $10.12714         0
   01/01/2010 to 12/31/2010...........  $10.12714    $ 9.87290         0
   01/01/2011 to 12/31/2011...........  $ 9.87290    $ 9.62525         0
   01/01/2012 to 12/31/2012...........  $ 9.62525    $ 9.38159         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.58777    $11.66305         0
   01/01/2007 to 12/31/2007...........  $11.66305    $11.72616         0
   01/01/2008 to 12/31/2008...........  $11.72616    $ 6.59897         0
   01/01/2009 to 12/31/2009...........  $ 6.59897    $ 9.04576         0
   01/01/2010 to 12/31/2010...........  $ 9.04576    $10.88298         0
   01/01/2011 to 12/31/2011...........  $10.88298    $10.34401         0
   01/01/2012 to 12/31/2012...........  $10.34401    $11.80816         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02780    $10.05508         0
   01/01/2012 to 12/31/2012...........  $10.05508    $10.27731         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.28836    $12.50869         0
   01/01/2007 to 12/31/2007...........  $12.50869    $14.89685         0
   01/01/2008 to 12/31/2008...........  $14.89685    $ 8.24901         0
   01/01/2009 to 12/31/2009...........  $ 8.24901    $10.43501         0
   01/01/2010 to 12/31/2010...........  $10.43501    $13.08739         0
   01/01/2011 to 12/31/2011...........  $13.08739    $12.97147         0
   01/01/2012 to 12/31/2012...........  $12.97147    $14.20763         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.43147    $10.75030         0
   01/01/2007 to 12/31/2007...........  $10.75030    $12.43714         0
   01/01/2008 to 12/31/2008...........  $12.43714    $ 6.96509         0
   01/01/2009 to 12/31/2009...........  $ 6.96509    $ 8.32028         0
   01/01/2010 to 12/31/2010...........  $ 8.32028    $ 9.75334         0
   01/01/2011 to 04/29/2011...........  $ 9.75334    $10.90778         0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99790    $10.26066         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10064    $ 5.55106         0
   01/01/2009 to 12/31/2009...........  $ 5.55106    $ 9.00901         0
   01/01/2010 to 12/31/2010...........  $ 9.00901    $10.73627         0
   01/01/2011 to 12/31/2011...........  $10.73627    $ 8.34306         0
   01/01/2012 to 12/31/2012...........  $ 8.34306    $ 9.58911         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97191    $10.10175         0
   01/01/2007 to 12/31/2007...........  $10.10175    $10.51371         0
   01/01/2008 to 12/31/2008...........  $10.51371    $10.36152         0
   01/01/2009 to 12/31/2009...........  $10.36152    $11.13203         0
   01/01/2010 to 12/31/2010...........  $11.13203    $11.27296         0
   01/01/2011 to 12/31/2011...........  $11.27296    $11.23479         0
   01/01/2012 to 12/31/2012...........  $11.23479    $11.46375         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97054    $10.24133             0
   01/01/2007 to 12/31/2007...........  $10.24133    $10.80967             0
   01/01/2008 to 12/31/2008...........  $10.80967    $10.29762             0
   01/01/2009 to 12/31/2009...........  $10.29762    $11.69541             0
   01/01/2010 to 12/31/2010...........  $11.69541    $12.27880             0
   01/01/2011 to 12/31/2011...........  $12.27880    $12.34857             0
   01/01/2012 to 12/31/2012...........  $12.34857    $13.15703             0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.17217    $10.55495       166,747
   01/01/2007 to 12/31/2007...........  $10.55495    $11.18302       772,514
   01/01/2008 to 12/31/2008...........  $11.18302    $ 8.77568     1,265,705
   01/01/2009 to 12/31/2009...........  $ 8.77568    $10.26727     1,754,810
   01/01/2010 to 12/31/2010...........  $10.26727    $11.06512     1,778,982
   01/01/2011 to 12/31/2011...........  $11.06512    $10.89260     1,733,599
   01/01/2012 to 12/31/2012...........  $10.89260    $11.71739     1,710,245
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01781    $10.05496             0
   01/01/2012 to 12/31/2012...........  $10.05496    $10.49653             0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.56932    $11.33031             0
   01/01/2007 to 12/31/2007...........  $11.33031    $11.27163             0
   01/01/2008 to 12/31/2008...........  $11.27163    $ 6.73222             0
   01/01/2009 to 12/31/2009...........  $ 6.73222    $ 7.99353             0
   01/01/2010 to 12/31/2010...........  $ 7.99353    $ 8.96355             0
   01/01/2011 to 12/31/2011...........  $ 8.96355    $ 9.03879             0
   01/01/2012 to 12/31/2012...........  $ 9.03879    $10.46595             0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99789    $ 8.84605             0
   01/01/2012 to 12/31/2012...........  $ 8.84605    $ 9.75590             0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09903    $ 6.65711        37,764
   01/01/2009 to 12/31/2009...........  $ 6.65711    $ 8.23055       159,840
   01/01/2010 to 12/31/2010...........  $ 8.23055    $ 9.17263       141,896
   01/01/2011 to 12/31/2011...........  $ 9.17263    $ 8.72704       202,628
   01/01/2012 to 12/31/2012...........  $ 8.72704    $ 9.85815       184,213
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.39907    $10.94561             0
   01/01/2007 to 12/31/2007...........  $10.94561    $11.61823       113,579
   01/01/2008 to 12/31/2008...........  $11.61823    $ 7.90477        72,457
   01/01/2009 to 12/31/2009...........  $ 7.90477    $ 9.81658       227,919
   01/01/2010 to 12/31/2010...........  $ 9.81658    $10.69791       150,752
   01/01/2011 to 12/31/2011...........  $10.69791    $10.07466       254,988
   01/01/2012 to 12/31/2012...........  $10.07466    $10.91260       199,504

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90437    $ 9.85358             0
   01/01/2007 to 12/31/2007...........  $ 9.85358    $10.28924             0
   01/01/2008 to 12/31/2008...........  $10.28924    $ 6.51838             0
   01/01/2009 to 12/31/2009...........  $ 6.51838    $ 8.50739             0
   01/01/2010 to 12/31/2010...........  $ 8.50739    $11.31160             0
   01/01/2011 to 12/31/2011...........  $11.31160    $10.91739             0
   01/01/2012 to 12/31/2012...........  $10.91739    $11.93578             0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.88000    $12.36528             0
   01/01/2007 to 12/31/2007...........  $12.36528    $11.37429             0
   01/01/2008 to 12/31/2008...........  $11.37429    $ 7.79129             0
   01/01/2009 to 12/31/2009...........  $ 7.79129    $ 9.64417             0
   01/01/2010 to 12/31/2010...........  $ 9.64417    $11.84338             0
   01/01/2011 to 12/31/2011...........  $11.84338    $10.85372             0
   01/01/2012 to 12/31/2012...........  $10.85372    $12.49936             0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.63175    $11.27006        29,105
   01/01/2007 to 12/31/2007...........  $11.27006    $11.67732     1,552,226
   01/01/2008 to 12/31/2008...........  $11.67732    $ 8.42839       933,340
   01/01/2009 to 12/31/2009...........  $ 8.42839    $10.19780     1,030,357
   01/01/2010 to 12/31/2010...........  $10.19780    $11.08597     1,003,773
   01/01/2011 to 12/31/2011...........  $11.08597    $11.01988       905,933
   01/01/2012 to 12/31/2012...........  $11.01988    $12.18975       958,380
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.94536    $12.10594             0
   01/01/2007 to 12/31/2007...........  $12.10594    $11.37667             0
   01/01/2008 to 12/31/2008...........  $11.37667    $ 6.44374             0
   01/01/2009 to 12/31/2009...........  $ 6.44374    $ 7.77499             0
   01/01/2010 to 12/31/2010...........  $ 7.77499    $ 8.58166             0
   01/01/2011 to 12/31/2011...........  $ 8.58166    $ 8.22731             0
   01/01/2012 to 12/31/2012...........  $ 8.22731    $ 9.40178             0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.48076    $ 9.71544             0
   01/01/2007 to 12/31/2007...........  $ 9.71544    $10.38123             0
   01/01/2008 to 12/31/2008...........  $10.38123    $ 9.87172             0
   01/01/2009 to 12/31/2009...........  $ 9.87172    $10.78731             0
   01/01/2010 to 12/31/2010...........  $10.78731    $11.11776             0
   01/01/2011 to 12/31/2011...........  $11.11776    $11.28339             0
   01/01/2012 to 12/31/2012...........  $11.28339    $11.57172             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93941    $10.40395            0
   01/01/2007 to 12/31/2007...........  $10.40395    $10.97374            0
   01/01/2008 to 12/31/2008...........  $10.97374    $ 6.35637            0
   01/01/2009 to 12/31/2009...........  $ 6.35637    $ 9.50196            0
   01/01/2010 to 12/31/2010...........  $ 9.50196    $10.72546            0
   01/01/2011 to 12/31/2011...........  $10.72546    $10.27681            0
   01/01/2012 to 12/31/2012...........  $10.27681    $11.77710            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.66737    $13.15868            0
   01/01/2007 to 12/31/2007...........  $13.15868    $18.01835            0
   01/01/2008 to 12/31/2008...........  $18.01835    $ 8.78274            0
   01/01/2009 to 12/31/2009...........  $ 8.78274    $12.78441            0
   01/01/2010 to 12/31/2010...........  $12.78441    $15.00925            0
   01/01/2011 to 12/31/2011...........  $15.00925    $12.44682            0
   01/01/2012 to 12/31/2012...........  $12.44682    $12.56960            0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.60755    $11.26518            0
   01/01/2007 to 12/31/2007...........  $11.26518    $12.02763            0
   01/01/2008 to 12/31/2008...........  $12.02763    $ 6.76059            0
   01/01/2009 to 12/31/2009...........  $ 6.76059    $ 8.46271            0
   01/01/2010 to 12/31/2010...........  $ 8.46271    $ 9.45557            0
   01/01/2011 to 12/31/2011...........  $ 9.45557    $ 8.89776       13,740
   01/01/2012 to 12/31/2012...........  $ 8.89776    $ 9.62642       14,109
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99789    $ 9.96843            0
   01/01/2008 to 12/31/2008...........  $ 9.96843    $ 9.20943            0
   01/01/2009 to 12/31/2009...........  $ 9.20943    $10.02000            0
   01/01/2010 to 12/31/2010...........  $10.02000    $10.52764            0
   01/01/2011 to 12/31/2011...........  $10.52764    $10.87967            0
   01/01/2012 to 12/31/2012...........  $10.87967    $11.43628            0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07786    $ 6.60266        8,993
   01/01/2009 to 12/31/2009...........  $ 6.60266    $ 8.37009       16,855
   01/01/2010 to 12/31/2010...........  $ 8.37009    $ 8.99346       28,325
   01/01/2011 to 12/31/2011...........  $ 8.99346    $ 8.61933       42,650
   01/01/2012 to 09/21/2012...........  $ 8.61933    $ 9.59327            0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08874    $ 7.62474            0
   01/01/2009 to 12/31/2009...........  $ 7.62474    $ 9.03424            0
   01/01/2010 to 12/31/2010...........  $ 9.03424    $10.33411            0
   01/01/2011 to 12/31/2011...........  $10.33411    $10.77243            0
   01/01/2012 to 12/31/2012...........  $10.77243    $11.63897            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26776    $ 6.99943         0
   01/01/2009 to 12/31/2009...........  $ 6.99943    $ 8.92347         0
   01/01/2010 to 12/31/2010...........  $ 8.92347    $10.55787         0
   01/01/2011 to 12/31/2011...........  $10.55787    $10.85662         0
   01/01/2012 to 12/31/2012...........  $10.85662    $12.91934         0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38545    $ 5.23966         0
   01/01/2009 to 12/31/2009...........  $ 5.23966    $ 5.87327         0
   01/01/2010 to 12/31/2010...........  $ 5.87327    $ 6.35017         0
   01/01/2011 to 12/31/2011...........  $ 6.35017    $ 5.33326         0
   01/01/2012 to 12/31/2012...........  $ 5.33326    $ 6.48325         0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15167    $ 8.28538         0
   01/01/2009 to 12/31/2009...........  $ 8.28538    $ 9.65467         0
   01/01/2010 to 12/31/2010...........  $ 9.65467    $ 9.67767         0
   01/01/2011 to 12/31/2011...........  $ 9.67767    $10.38680         0
   01/01/2012 to 12/31/2012...........  $10.38680    $11.88503         0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16518    $ 6.05952         0
   01/01/2009 to 12/31/2009...........  $ 6.05952    $ 7.32920         0
   01/01/2010 to 12/31/2010...........  $ 7.32920    $ 8.84011         0
   01/01/2011 to 12/31/2011...........  $ 8.84011    $ 8.46264         0
   01/01/2012 to 12/31/2012...........  $ 8.46264    $ 9.55084         0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11041    $ 6.67544         0
   01/01/2009 to 12/31/2009...........  $ 6.67544    $ 8.44082         0
   01/01/2010 to 12/31/2010...........  $ 8.44082    $ 9.31162         0
   01/01/2011 to 12/31/2011...........  $ 9.31162    $ 9.36011         0
   01/01/2012 to 12/31/2012...........  $ 9.36011    $10.28272         0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24119    $ 6.23331         0
   01/01/2009 to 12/31/2009...........  $ 6.23331    $ 7.25798         0
   01/01/2010 to 12/31/2010...........  $ 7.25798    $ 7.98625         0
   01/01/2011 to 12/31/2011...........  $ 7.98625    $ 7.68458         0
   01/01/2012 to 12/31/2012...........  $ 7.68458    $ 8.64434         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07219    $ 6.16181         0
   01/01/2009 to 12/31/2009...........  $ 6.16181    $ 8.30678         0
   01/01/2010 to 12/31/2010...........  $ 8.30678    $10.39723         0
   01/01/2011 to 12/31/2011...........  $10.39723    $ 9.84090         0
   01/01/2012 to 12/31/2012...........  $ 9.84090    $11.06623         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18816    $ 6.42458         0
   01/01/2009 to 12/31/2009...........  $ 6.42458    $ 8.19475         0
   01/01/2010 to 12/31/2010...........  $ 8.19475    $ 9.62061         0
   01/01/2011 to 12/31/2011...........  $ 9.62061    $ 9.00918         0
   01/01/2012 to 12/31/2012...........  $ 9.00918    $10.23496         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25866    $ 5.48418         0
   01/01/2009 to 12/31/2009...........  $ 5.48418    $ 6.83636         0
   01/01/2010 to 12/31/2010...........  $ 6.83636    $ 8.30850         0
   01/01/2011 to 12/31/2011...........  $ 8.30850    $ 8.48300         0
   01/01/2012 to 12/31/2012...........  $ 8.48300    $ 9.68740         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11331    $ 6.76798         0
   01/01/2009 to 12/31/2009...........  $ 6.76798    $ 8.32259         0
   01/01/2010 to 12/31/2010...........  $ 8.32259    $10.19851         0
   01/01/2011 to 12/31/2011...........  $10.19851    $10.06782         0
   01/01/2012 to 12/31/2012...........  $10.06782    $11.03698         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22831    $ 7.13514         0
   01/01/2009 to 12/31/2009...........  $ 7.13514    $ 8.37312         0
   01/01/2010 to 12/31/2010...........  $ 8.37312    $ 9.96486         0
   01/01/2011 to 12/31/2011...........  $ 9.96486    $ 9.31430         0
   01/01/2012 to 12/31/2012...........  $ 9.31430    $10.54444         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27788    $ 7.22415         0
   01/01/2009 to 12/31/2009...........  $ 7.22415    $ 7.55643         0
   01/01/2010 to 12/31/2010...........  $ 7.55643    $ 8.52047         0
   01/01/2011 to 12/31/2011...........  $ 8.52047    $ 8.46005         0
   01/01/2012 to 12/31/2012...........  $ 8.46005    $ 9.60712         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09834    $ 7.17118         0
   01/01/2009 to 12/31/2009...........  $ 7.17118    $ 7.73976         0
   01/01/2010 to 12/31/2010...........  $ 7.73976    $ 7.99261         0
   01/01/2011 to 12/31/2011...........  $ 7.99261    $ 9.15468         0
   01/01/2012 to 12/31/2012...........  $ 9.15468    $ 8.93472         0

* Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

       ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00%
                           SETTLEMENT SERVICE CHARGE

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08004    $10.91282      129,445
   01/01/2008 to 12/31/2008...........  $10.91282    $ 7.36563      142,405
   01/01/2009 to 12/31/2009...........  $ 7.36563    $ 9.06905       85,377
   01/01/2010 to 12/31/2010...........  $ 9.06905    $10.05357       99,862
   01/01/2011 to 12/31/2011...........  $10.05357    $ 9.68945      172,922
   01/01/2012 to 12/31/2012...........  $ 9.68945    $10.79903      187,764
AST ADVANCED STRATEGIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07305    $10.83452            0
   01/01/2008 to 12/31/2008...........  $10.83452    $ 7.53017            0
   01/01/2009 to 12/31/2009...........  $ 7.53017    $ 9.40896            0
   01/01/2010 to 12/31/2010...........  $ 9.40896    $10.59254            0
   01/01/2011 to 12/31/2011...........  $10.59254    $10.49952       36,272
   01/01/2012 to 12/31/2012...........  $10.49952    $11.81435       79,091
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12345    $10.18301            0
   01/01/2008 to 12/31/2008...........  $10.18301    $ 6.57914            0
   01/01/2009 to 12/31/2009...........  $ 6.57914    $ 7.67177        3,699
   01/01/2010 to 12/31/2010...........  $ 7.67177    $ 8.64764        4,096
   01/01/2011 to 12/31/2011...........  $ 8.64764    $ 8.86776        4,581
   01/01/2012 to 05/04/2012...........  $ 8.86776    $ 9.65752            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07151    $10.86097        3,120
   01/01/2008 to 12/31/2008...........  $10.86097    $ 7.66698      166,425
   01/01/2009 to 12/31/2009...........  $ 7.66698    $ 9.35958      160,708
   01/01/2010 to 12/31/2010...........  $ 9.35958    $10.40804      226,307
   01/01/2011 to 12/31/2011...........  $10.40804    $10.17985      366,569
   01/01/2012 to 12/31/2012...........  $10.17985    $11.33645      524,542
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99918    $ 9.20827            0
   01/01/2012 to 12/31/2012...........  $ 9.20827    $10.20156            0
AST BLACKROCK VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11154    $10.19617        2,976
   01/01/2008 to 12/31/2008...........  $10.19617    $ 6.32963            0
   01/01/2009 to 12/31/2009...........  $ 6.32963    $ 7.41124            0
   01/01/2010 to 12/31/2010...........  $ 7.41124    $ 8.25078            0
   01/01/2011 to 12/31/2011...........  $ 8.25078    $ 8.12903        4,250
   01/01/2012 to 12/31/2012...........  $ 8.12903    $ 9.12709       14,114

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09687    $11.01224       40,327
   01/01/2008 to 12/31/2008...........  $11.01224    $ 7.09376       47,327
   01/01/2009 to 12/31/2009...........  $ 7.09376    $ 8.80257       75,060
   01/01/2010 to 12/31/2010...........  $ 8.80257    $ 9.88109       85,112
   01/01/2011 to 12/31/2011...........  $ 9.88109    $ 9.54594      115,629
   01/01/2012 to 12/31/2012...........  $ 9.54594    $10.74833       85,759
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08128    $ 7.37971            0
   01/01/2009 to 12/31/2009...........  $ 7.37971    $ 9.01552            0
   01/01/2010 to 12/31/2010...........  $ 9.01552    $ 9.99007            0
   01/01/2011 to 12/31/2011...........  $ 9.99007    $ 9.71160        5,942
   01/01/2012 to 12/31/2012...........  $ 9.71160    $10.60403       50,477
AST COHEN & STEERS REALTY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10286    $ 7.81223        2,528
   01/01/2008 to 12/31/2008...........  $ 7.81223    $ 5.02371        2,463
   01/01/2009 to 12/31/2009...........  $ 5.02371    $ 6.56219        2,370
   01/01/2010 to 12/31/2010...........  $ 6.56219    $ 8.36127        3,255
   01/01/2011 to 12/31/2011...........  $ 8.36127    $ 8.82419        4,845
   01/01/2012 to 12/31/2012...........  $ 8.82419    $10.07765       33,808
AST DEAM SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09789    $ 8.33201            0
   01/01/2008 to 07/18/2008...........  $ 8.33201    $ 7.66199            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10254    $10.91958            0
   01/01/2008 to 12/31/2008...........  $10.91958    $ 6.04442            0
   01/01/2009 to 12/31/2009...........  $ 6.04442    $ 7.93932        3,166
   01/01/2010 to 12/31/2010...........  $ 7.93932    $10.41905        2,949
   01/01/2011 to 12/31/2011...........  $10.41905    $ 8.96343        2,264
   01/01/2012 to 12/31/2012...........  $ 8.96343    $10.65604        9,161
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10379    $ 7.54057            0
   01/01/2009 to 12/31/2009...........  $ 7.54057    $ 9.05097            0
   01/01/2010 to 12/31/2010...........  $ 9.05097    $10.15522            0
   01/01/2011 to 12/31/2011...........  $10.15522    $ 9.80622       17,951
   01/01/2012 to 12/31/2012...........  $ 9.80622    $11.03284       39,447
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07381    $10.77036        7,255
   01/01/2008 to 12/31/2008...........  $10.77036    $ 6.98618       42,388
   01/01/2009 to 12/31/2009...........  $ 6.98618    $ 8.56682       35,985
   01/01/2010 to 12/31/2010...........  $ 8.56682    $ 9.70021       34,782
   01/01/2011 to 12/31/2011...........  $ 9.70021    $ 9.45972       70,843
   01/01/2012 to 12/31/2012...........  $ 9.45972    $10.36217      125,844
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10404    $11.19117          469
   01/01/2008 to 12/31/2008...........  $11.19117    $ 6.56949          393
   01/01/2009 to 12/31/2009...........  $ 6.56949    $ 8.19394       29,491
   01/01/2010 to 12/31/2010...........  $ 8.19394    $ 9.65573       34,201
   01/01/2011 to 12/31/2011...........  $ 9.65573    $ 8.96603       49,820
   01/01/2012 to 12/31/2012...........  $ 8.96603    $10.02421       61,112
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99918    $ 7.49594        5,059
   01/01/2009 to 11/13/2009...........  $ 7.49594    $ 8.43273            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99918    $10.79695       47,791
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17586    $ 6.13224            0
   01/01/2009 to 12/31/2009...........  $ 6.13224    $ 8.20276          146
   01/01/2010 to 12/31/2010...........  $ 8.20276    $ 9.76197          137
   01/01/2011 to 12/31/2011...........  $ 9.76197    $ 9.17833          541
   01/01/2012 to 12/31/2012...........  $ 9.17833    $11.52315        1,910
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09100    $11.53628        4,723
   01/01/2008 to 12/31/2008...........  $11.53628    $ 6.82244        4,600
   01/01/2009 to 12/31/2009...........  $ 6.82244    $10.09167        4,428
   01/01/2010 to 12/31/2010...........  $10.09167    $11.01965        5,277
   01/01/2011 to 12/31/2011...........  $11.01965    $10.47885        6,194
   01/01/2012 to 12/31/2012...........  $10.47885    $12.42563       13,645
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11632    $10.62005            0
   01/01/2008 to 12/31/2008...........  $10.62005    $ 6.23634            0
   01/01/2009 to 12/31/2009...........  $ 6.23634    $ 7.35950        6,458
   01/01/2010 to 12/31/2010...........  $ 7.35950    $ 8.22556        5,948
   01/01/2011 to 12/31/2011...........  $ 8.22556    $ 7.69478        7,670
   01/01/2012 to 12/31/2012...........  $ 7.69478    $ 9.11684       17,500
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09800    $11.48986        1,492
   01/01/2008 to 12/31/2008...........  $11.48986    $ 6.73541            0
   01/01/2009 to 12/31/2009...........  $ 6.73541    $10.47635          231
   01/01/2010 to 12/31/2010...........  $10.47635    $12.42903          782
   01/01/2011 to 12/31/2011...........  $12.42903    $11.93976        1,490
   01/01/2012 to 12/31/2012...........  $11.93976    $14.14015       10,307
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03407    $ 7.66279          431
   01/01/2009 to 12/31/2009...........  $ 7.66279    $ 9.62383          517
   01/01/2010 to 12/31/2010...........  $ 9.62383    $12.07909        1,114
   01/01/2011 to 12/31/2011...........  $12.07909    $12.11532        1,906
   01/01/2012 to 12/31/2012...........  $12.11532    $13.87726        4,328
AST HIGH YIELD PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99918    $ 9.96607            0
   01/01/2008 to 12/31/2008...........  $ 9.96607    $ 7.34697            0
   01/01/2009 to 12/31/2009...........  $ 7.34697    $ 9.86035        3,032
   01/01/2010 to 12/31/2010...........  $ 9.86035    $11.08074       18,004
   01/01/2011 to 12/31/2011...........  $11.08074    $11.31919       24,364
   01/01/2012 to 12/31/2012...........  $11.31919    $12.76194       53,227
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08946    $ 7.64998          744
   01/01/2009 to 12/31/2009...........  $ 7.64998    $ 9.34543        2,369
   01/01/2010 to 12/31/2010...........  $ 9.34543    $10.32606        7,551
   01/01/2011 to 12/31/2011...........  $10.32606    $10.17206       13,151
   01/01/2012 to 12/31/2012...........  $10.17206    $11.09154       67,208
AST INTERNATIONAL GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.15948    $12.05201            0
   01/01/2008 to 12/31/2008...........  $12.05201    $ 5.93863            0
   01/01/2009 to 12/31/2009...........  $ 5.93863    $ 7.95483          448
   01/01/2010 to 12/31/2010...........  $ 7.95483    $ 9.01789          458
   01/01/2011 to 12/31/2011...........  $ 9.01789    $ 7.77483          437
   01/01/2012 to 12/31/2012...........  $ 7.77483    $ 9.26557        8,321

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12617    $11.65068            0
   01/01/2008 to 12/31/2008...........  $11.65068    $ 6.45950            0
   01/01/2009 to 12/31/2009...........  $ 6.45950    $ 8.34615            0
   01/01/2010 to 12/31/2010...........  $ 8.34615    $ 9.17929          607
   01/01/2011 to 12/31/2011...........  $ 9.17929    $ 7.94794        1,773
   01/01/2012 to 12/31/2012...........  $ 7.94794    $ 9.18156        3,131
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11197    $ 7.17178            0
   01/01/2009 to 12/31/2009...........  $ 7.17178    $ 8.99427            0
   01/01/2010 to 12/31/2010...........  $ 8.99427    $10.13569            0
   01/01/2011 to 12/31/2011...........  $10.13569    $ 9.97825        1,208
   01/01/2012 to 12/31/2012...........  $ 9.97825    $11.22134       27,647
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08054    $10.17383            0
   01/01/2008 to 12/31/2008...........  $10.17383    $ 8.29858       10,258
   01/01/2009 to 12/31/2009...........  $ 8.29858    $10.02568       41,174
   01/01/2010 to 12/31/2010...........  $10.02568    $10.65289       41,076
   01/01/2011 to 12/31/2011...........  $10.65289    $10.57215       44,156
   01/01/2012 to 12/31/2012...........  $10.57215    $11.58947       68,595
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08457    $10.29963            0
   01/01/2010 to 12/31/2010...........  $10.29963    $11.35164            0
   01/01/2011 to 12/31/2011...........  $11.35164    $11.31377            0
   01/01/2012 to 12/31/2012...........  $11.31377    $12.90295          518
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14595    $10.30944            0
   01/01/2010 to 12/31/2010...........  $10.30944    $11.60815          678
   01/01/2011 to 12/31/2011...........  $11.60815    $10.81845        1,493
   01/01/2012 to 12/31/2012...........  $10.81845    $12.12874        1,675
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.14435    $10.97941        2,000
   01/01/2008 to 12/31/2008...........  $10.97941    $ 6.37232        7,415
   01/01/2009 to 12/31/2009...........  $ 6.37232    $ 8.57302       10,158
   01/01/2010 to 12/31/2010...........  $ 8.57302    $ 9.09678       10,379
   01/01/2011 to 12/31/2011...........  $ 9.09678    $ 8.18270       11,011
   01/01/2012 to 12/31/2012...........  $ 8.18270    $ 9.87658       14,182
AST LARGE-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11587    $ 9.84473            0
   01/01/2008 to 12/31/2008...........  $ 9.84473    $ 5.70314            0
   01/01/2009 to 12/31/2009...........  $ 5.70314    $ 6.74404            0
   01/01/2010 to 12/31/2010...........  $ 6.74404    $ 7.55590          197
   01/01/2011 to 12/31/2011...........  $ 7.55590    $ 7.16817        1,094
   01/01/2012 to 12/31/2012...........  $ 7.16817    $ 8.29561       14,852
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.02439    $10.32185            0
   01/01/2008 to 12/31/2008...........  $10.32185    $ 7.84324            0
   01/01/2009 to 12/31/2009...........  $ 7.84324    $10.45274        5,287
   01/01/2010 to 12/31/2010...........  $10.45274    $11.73757        4,794
   01/01/2011 to 12/31/2011...........  $11.73757    $12.80336        8,496
   01/01/2012 to 12/31/2012...........  $12.80336    $13.42818       77,961

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.13199    $11.47337        2,345
   01/01/2008 to 12/31/2008...........  $11.47337    $ 6.40005            0
   01/01/2009 to 12/31/2009...........  $ 6.40005    $ 8.22241        6,687
   01/01/2010 to 12/31/2010...........  $ 8.22241    $ 9.74903        6,413
   01/01/2011 to 12/31/2011...........  $ 9.74903    $ 9.56442        5,154
   01/01/2012 to 12/31/2012...........  $ 9.56442    $10.63120       48,310
AST MFS GLOBAL EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11667    $10.95164            0
   01/01/2008 to 12/31/2008...........  $10.95164    $ 7.15759        1,243
   01/01/2009 to 12/31/2009...........  $ 7.15759    $ 9.31966       15,605
   01/01/2010 to 12/31/2010...........  $ 9.31966    $10.33903       12,339
   01/01/2011 to 12/31/2011...........  $10.33903    $ 9.91614       18,473
   01/01/2012 to 12/31/2012...........  $ 9.91614    $12.08368       28,565
AST MFS GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10694    $11.59267            0
   01/01/2008 to 12/31/2008...........  $11.59267    $ 7.31108          440
   01/01/2009 to 12/31/2009...........  $ 7.31108    $ 8.99798        3,010
   01/01/2010 to 12/31/2010...........  $ 8.99798    $10.04775        2,559
   01/01/2011 to 12/31/2011...........  $10.04775    $ 9.88927        3,386
   01/01/2012 to 12/31/2012...........  $ 9.88927    $11.46400        5,224
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99918    $10.22213            0
AST MID-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10574    $10.11084            0
   01/01/2008 to 12/31/2008...........  $10.11084    $ 6.19415            0
   01/01/2009 to 12/31/2009...........  $ 6.19415    $ 8.51751            0
   01/01/2010 to 12/31/2010...........  $ 8.51751    $10.42410            0
   01/01/2011 to 12/31/2011...........  $10.42410    $ 9.96483          972
   01/01/2012 to 12/31/2012...........  $ 9.96483    $11.68256        7,983
AST MONEY MARKET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.00052    $10.29973            0
   01/01/2008 to 12/31/2008...........  $10.29973    $10.45357       10,390
   01/01/2009 to 12/31/2009...........  $10.45357    $10.37528        8,118
   01/01/2010 to 12/31/2010...........  $10.37528    $10.27485       23,603
   01/01/2011 to 12/31/2011...........  $10.27485    $10.17598       28,226
   01/01/2012 to 12/31/2012...........  $10.17598    $10.07626      137,020
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.13369    $10.25701        2,202
   01/01/2008 to 12/31/2008...........  $10.25701    $ 5.86395        1,930
   01/01/2009 to 12/31/2009...........  $ 5.86395    $ 8.16575       10,813
   01/01/2010 to 12/31/2010...........  $ 8.16575    $ 9.97960       10,171
   01/01/2011 to 12/31/2011...........  $ 9.97960    $ 9.63540       10,393
   01/01/2012 to 12/31/2012...........  $ 9.63540    $11.17393       15,841
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11565    $11.82260            0
   01/01/2008 to 12/31/2008...........  $11.82260    $ 6.65075            0
   01/01/2009 to 12/31/2009...........  $ 6.65075    $ 8.54648            0
   01/01/2010 to 12/31/2010...........  $ 8.54648    $10.88845            0
   01/01/2011 to 12/31/2011...........  $10.88845    $10.96268          424
   01/01/2012 to 12/31/2012...........  $10.96268    $12.19821       16,652

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12073    $11.75209            0
   01/01/2008 to 12/31/2008...........  $11.75209    $ 6.68601            0
   01/01/2009 to 12/31/2009...........  $ 6.68601    $ 8.11354          149
   01/01/2010 to 12/31/2010...........  $ 8.11354    $ 9.66127          139
   01/01/2011 to 04/29/2011...........  $ 9.66127    $10.86028            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99918    $10.37057       16,117
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10192    $ 5.59093            0
   01/01/2009 to 12/31/2009...........  $ 5.59093    $ 9.21761          129
   01/01/2010 to 12/31/2010...........  $ 9.21761    $11.15868          125
   01/01/2011 to 12/31/2011...........  $11.15868    $ 8.80869        2,616
   01/01/2012 to 12/31/2012...........  $ 8.80869    $10.28504        3,295
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99034    $10.47408        6,233
   01/01/2008 to 12/31/2008...........  $10.47408    $10.48603        6,071
   01/01/2009 to 12/31/2009...........  $10.48603    $11.44430       46,373
   01/01/2010 to 12/31/2010...........  $11.44430    $11.77276       96,945
   01/01/2011 to 12/31/2011...........  $11.77276    $11.91843      101,716
   01/01/2012 to 12/31/2012...........  $11.91843    $12.35443       57,567
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99058    $10.56075            0
   01/01/2008 to 12/31/2008...........  $10.56075    $10.21988        1,836
   01/01/2009 to 12/31/2009...........  $10.21988    $11.79093       23,401
   01/01/2010 to 12/31/2010...........  $11.79093    $12.57524       35,839
   01/01/2011 to 12/31/2011...........  $12.57524    $12.84647       42,310
   01/01/2012 to 12/31/2012...........  $12.84647    $13.90489      141,041
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.04514    $10.75670            0
   01/01/2008 to 12/31/2008...........  $10.75670    $ 8.57497       34,793
   01/01/2009 to 12/31/2009...........  $ 8.57497    $10.19125       87,454
   01/01/2010 to 12/31/2010...........  $10.19125    $11.15697      108,923
   01/01/2011 to 12/31/2011...........  $11.15697    $11.15675      207,615
   01/01/2012 to 12/31/2012...........  $11.15675    $12.19226      449,309
AST QMA US EQUITY ALPHA PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11188    $10.37151            0
   01/01/2008 to 12/31/2008...........  $10.37151    $ 6.29304            0
   01/01/2009 to 12/31/2009...........  $ 6.29304    $ 7.59041            0
   01/01/2010 to 12/31/2010...........  $ 7.59041    $ 8.64622            0
   01/01/2011 to 12/31/2011...........  $ 8.64622    $ 8.85664          491
   01/01/2012 to 12/31/2012...........  $ 8.85664    $10.41779        1,912
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99918    $ 8.93992            0
   01/01/2012 to 12/31/2012...........  $ 8.93992    $10.01604       21,087
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09946    $ 6.72784            0
   01/01/2009 to 12/31/2009...........  $ 6.72784    $ 8.44981            0
   01/01/2010 to 12/31/2010...........  $ 8.44981    $ 9.56609            0
   01/01/2011 to 12/31/2011...........  $ 9.56609    $ 9.24529       24,558
   01/01/2012 to 12/31/2012...........  $ 9.24529    $10.60940       48,336
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07291    $10.87140        1,400
   01/01/2008 to 12/31/2008...........  $10.87140    $ 7.51399        1,359
   01/01/2009 to 12/31/2009...........  $ 7.51399    $ 9.47895        9,547
   01/01/2010 to 12/31/2010...........  $ 9.47895    $10.49368       18,919
   01/01/2011 to 12/31/2011...........  $10.49368    $10.03860       22,204
   01/01/2012 to 12/31/2012...........  $10.03860    $11.04609       46,234

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09716    $10.46802            0
   01/01/2008 to 12/31/2008...........  $10.46802    $ 6.73693            0
   01/01/2009 to 12/31/2009...........  $ 6.73693    $ 8.93194            0
   01/01/2010 to 12/31/2010...........  $ 8.93194    $12.06406            0
   01/01/2011 to 12/31/2011...........  $12.06406    $11.82778          819
   01/01/2012 to 12/31/2012...........  $11.82778    $13.13644        5,376
AST SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11095    $ 9.43656        1,552
   01/01/2008 to 12/31/2008...........  $ 9.43656    $ 6.56669            0
   01/01/2009 to 12/31/2009...........  $ 6.56669    $ 8.25723            0
   01/01/2010 to 12/31/2010...........  $ 8.25723    $10.30053            0
   01/01/2011 to 12/31/2011...........  $10.30053    $ 9.58913          680
   01/01/2012 to 12/31/2012...........  $ 9.58913    $11.21832        7,416
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.06740    $10.57860          492
   01/01/2008 to 12/31/2008...........  $10.57860    $ 7.75653       39,334
   01/01/2009 to 12/31/2009...........  $ 7.75653    $ 9.53361       42,393
   01/01/2010 to 12/31/2010...........  $ 9.53361    $10.52807       33,991
   01/01/2011 to 12/31/2011...........  $10.52807    $10.63067       60,944
   01/01/2012 to 12/31/2012...........  $10.63067    $11.94592      170,982
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11700    $ 9.82815        5,487
   01/01/2008 to 12/31/2008...........  $ 9.82815    $ 5.65507        5,921
   01/01/2009 to 12/31/2009...........  $ 5.65507    $ 6.93144        5,658
   01/01/2010 to 12/31/2010...........  $ 6.93144    $ 7.77169        5,028
   01/01/2011 to 12/31/2011...........  $ 7.77169    $ 7.56873        6,045
   01/01/2012 to 12/31/2012...........  $ 7.56873    $ 8.78643       21,212
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.98213    $10.73003            0
   01/01/2008 to 12/31/2008...........  $10.73003    $10.36499        3,077
   01/01/2009 to 12/31/2009...........  $10.36499    $11.50569       10,277
   01/01/2010 to 12/31/2010...........  $11.50569    $12.04612       11,386
   01/01/2011 to 12/31/2011...........  $12.04612    $12.41886       12,041
   01/01/2012 to 12/31/2012...........  $12.41886    $12.93840       11,281
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08361    $10.93976            0
   01/01/2008 to 12/31/2008...........  $10.93976    $ 6.43744        1,333
   01/01/2009 to 12/31/2009...........  $ 6.43744    $ 9.77555        3,241
   01/01/2010 to 12/31/2010...........  $ 9.77555    $11.20897        3,920
   01/01/2011 to 12/31/2011...........  $11.20897    $10.91000        4,699
   01/01/2012 to 12/31/2012...........  $10.91000    $12.70117       19,767
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.17958    $13.94064            0
   01/01/2008 to 12/31/2008...........  $13.94064    $ 6.90317        6,773
   01/01/2009 to 12/31/2009...........  $ 6.90317    $10.20784       15,445
   01/01/2010 to 12/31/2010...........  $10.20784    $12.17409       13,337
   01/01/2011 to 12/31/2011...........  $12.17409    $10.25550       19,083
   01/01/2012 to 12/31/2012...........  $10.25550    $10.52125       16,869

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12210    $11.05096        1,576
   01/01/2008 to 12/31/2008...........  $11.05096    $ 6.31035        3,962
   01/01/2009 to 12/31/2009...........  $ 6.31035    $ 8.02421       13,667
   01/01/2010 to 12/31/2010...........  $ 8.02421    $ 9.10752       13,459
   01/01/2011 to 12/31/2011...........  $ 9.10752    $ 8.70580       20,325
   01/01/2012 to 12/31/2012...........  $ 8.70580    $ 9.56832       21,025
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99918    $ 9.98774            0
   01/01/2008 to 12/31/2008...........  $ 9.98774    $ 9.37351            0
   01/01/2009 to 12/31/2009...........  $ 9.37351    $10.35999        3,687
   01/01/2010 to 12/31/2010...........  $10.35999    $11.05727        3,593
   01/01/2011 to 12/31/2011...........  $11.05727    $11.60740        6,542
   01/01/2012 to 12/31/2012...........  $11.60740    $12.39484       37,608
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07829    $ 6.67267        5,683
   01/01/2009 to 12/31/2009...........  $ 6.67267    $ 8.59292        9,582
   01/01/2010 to 12/31/2010...........  $ 8.59292    $ 9.37902        8,610
   01/01/2011 to 12/31/2011...........  $ 9.37902    $ 9.13111       22,166
   01/01/2012 to 09/21/2012...........  $ 9.13111    $10.27970            0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08917    $ 7.70553            0
   01/01/2009 to 12/31/2009...........  $ 7.70553    $ 9.27464            0
   01/01/2010 to 12/31/2010...........  $ 9.27464    $10.77702            0
   01/01/2011 to 12/31/2011...........  $10.77702    $11.41163            0
   01/01/2012 to 12/31/2012...........  $11.41163    $12.52542            0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26818    $ 7.07373            0
   01/01/2009 to 12/31/2009...........  $ 7.07373    $ 9.16112            0
   01/01/2010 to 12/31/2010...........  $ 9.16112    $11.01058            0
   01/01/2011 to 12/31/2011...........  $11.01058    $11.50124            0
   01/01/2012 to 12/31/2012...........  $11.50124    $13.90370            0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38588    $ 5.29555            0
   01/01/2009 to 12/31/2009...........  $ 5.29555    $ 6.03013            0
   01/01/2010 to 12/31/2010...........  $ 6.03013    $ 6.62309            0
   01/01/2011 to 12/31/2011...........  $ 6.62309    $ 5.65050            0
   01/01/2012 to 12/31/2012...........  $ 5.65050    $ 6.97796            0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15210    $ 8.37319            0
   01/01/2009 to 12/31/2009...........  $ 8.37319    $ 9.91149            0
   01/01/2010 to 12/31/2010...........  $ 9.91149    $10.09243            0
   01/01/2011 to 12/31/2011...........  $10.09243    $11.00309            0
   01/01/2012 to 12/31/2012...........  $11.00309    $12.79004            0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16561    $ 6.12389            0
   01/01/2009 to 12/31/2009...........  $ 6.12389    $ 7.52435            0
   01/01/2010 to 12/31/2010...........  $ 7.52435    $ 9.21904            0
   01/01/2011 to 12/31/2011...........  $ 9.21904    $ 8.96504            0
   01/01/2012 to 12/31/2012...........  $ 8.96504    $10.27851            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11084    $ 6.74627         0
   01/01/2009 to 12/31/2009...........  $ 6.74627    $ 8.66550         0
   01/01/2010 to 12/31/2010...........  $ 8.66550    $ 9.71085         0
   01/01/2011 to 12/31/2011...........  $ 9.71085    $ 9.91574         0
   01/01/2012 to 12/31/2012...........  $ 9.91574    $11.06599         0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24162    $ 6.29952         0
   01/01/2009 to 12/31/2009...........  $ 6.29952    $ 7.45124         0
   01/01/2010 to 12/31/2010...........  $ 7.45124    $ 8.32879         0
   01/01/2011 to 12/31/2011...........  $ 8.32879    $ 8.14102         0
   01/01/2012 to 12/31/2012...........  $ 8.14102    $ 9.30332         0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07261    $ 6.22719         0
   01/01/2009 to 12/31/2009...........  $ 6.22719    $ 8.52806         0
   01/01/2010 to 12/31/2010...........  $ 8.52806    $10.84313         0
   01/01/2011 to 12/31/2011...........  $10.84313    $10.42521         0
   01/01/2012 to 12/31/2012...........  $10.42521    $11.90950         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18859    $ 6.49281         0
   01/01/2009 to 12/31/2009...........  $ 6.49281    $ 8.41316         0
   01/01/2010 to 12/31/2010...........  $ 8.41316    $10.03332         0
   01/01/2011 to 12/31/2011...........  $10.03332    $ 9.54428         0
   01/01/2012 to 12/31/2012...........  $ 9.54428    $11.01497         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25909    $ 5.54281         0
   01/01/2009 to 12/31/2009...........  $ 5.54281    $ 7.01899         0
   01/01/2010 to 12/31/2010...........  $ 7.01899    $ 8.66541         0
   01/01/2011 to 12/31/2011...........  $ 8.66541    $ 8.98727         0
   01/01/2012 to 12/31/2012...........  $ 8.98727    $10.42615         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11374    $ 6.83982         0
   01/01/2009 to 12/31/2009...........  $ 6.83982    $ 8.54439         0
   01/01/2010 to 12/31/2010...........  $ 8.54439    $10.63607         0
   01/01/2011 to 12/31/2011...........  $10.63607    $10.66582         0
   01/01/2012 to 12/31/2012...........  $10.66582    $11.87821         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22874    $ 7.21085         0
   01/01/2009 to 12/31/2009...........  $ 7.21085    $ 8.59614         0
   01/01/2010 to 12/31/2010...........  $ 8.59614    $10.39230         0
   01/01/2011 to 12/31/2011...........  $10.39230    $ 9.86744         0
   01/01/2012 to 12/31/2012...........  $ 9.86744    $11.34804         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27831    $ 7.30077         0
   01/01/2009 to 12/31/2009...........  $ 7.30077    $ 7.75761         0
   01/01/2010 to 12/31/2010...........  $ 7.75761    $ 8.88561         0
   01/01/2011 to 12/31/2011...........  $ 8.88561    $ 8.96210         0
   01/01/2012 to 12/31/2012...........  $ 8.96210    $10.33883         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09876    $ 7.24721         0
   01/01/2009 to 12/31/2009...........  $ 7.24721    $ 7.94572         0
   01/01/2010 to 12/31/2010...........  $ 7.94572    $ 8.33515         0
   01/01/2011 to 12/31/2011...........  $ 8.33515    $ 9.69768         0
   01/01/2012 to 12/31/2012...........  $ 9.69768    $ 9.61503         0

* Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

              ACCUMULATION UNIT VALUES: WITH ONLY HD GRO (1.90%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.10831    $ 7.87551     1,785,172
   01/01/2009 to 12/31/2009...........  $ 7.87551    $ 9.61124     1,640,143
   01/01/2010 to 12/31/2010...........  $ 9.61124    $10.56057     1,463,422
   01/01/2011 to 12/31/2011...........  $10.56057    $10.08836     1,384,234
   01/01/2012 to 12/31/2012...........  $10.08836    $11.14410     1,249,343
AST ADVANCED STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.93306    $ 7.87680       484,130
   01/01/2009 to 12/31/2009...........  $ 7.87680    $ 9.75519       535,791
   01/01/2010 to 12/31/2010...........  $ 9.75519    $10.88553       434,823
   01/01/2011 to 12/31/2011...........  $10.88553    $10.69481       440,297
   01/01/2012 to 12/31/2012...........  $10.69481    $11.92762       455,812
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.74929    $ 7.42411         5,613
   01/01/2009 to 12/31/2009...........  $ 7.42411    $ 8.58067        50,696
   01/01/2010 to 12/31/2010...........  $ 8.58067    $ 9.58667        33,967
   01/01/2011 to 12/31/2011...........  $ 9.58667    $ 9.74413        25,398
   01/01/2012 to 05/04/2012...........  $ 9.74413    $10.57964             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.12432    $ 8.14626       780,685
   01/01/2009 to 12/31/2009...........  $ 8.14626    $ 9.85682       900,823
   01/01/2010 to 12/31/2010...........  $ 9.85682    $10.86424       694,237
   01/01/2011 to 12/31/2011...........  $10.86424    $10.53238       651,831
   01/01/2012 to 12/31/2012...........  $10.53238    $11.62514       606,123
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99793    $ 9.15301        76,140
   01/01/2012 to 12/31/2012...........  $ 9.15301    $10.05053        77,501
AST BLACKROCK VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.85899    $ 7.80431         2,713
   01/01/2009 to 12/31/2009...........  $ 7.80431    $ 9.05722         4,853
   01/01/2010 to 12/31/2010...........  $ 9.05722    $ 9.99424         4,901
   01/01/2011 to 12/31/2011...........  $ 9.99424    $ 9.75979         5,672
   01/01/2012 to 12/31/2012...........  $ 9.75979    $10.86104         5,536
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99897    $ 9.37189             0
   01/01/2010 to 12/31/2010...........  $ 9.37189    $10.16992             0
   01/01/2011 to 12/31/2011...........  $10.16992    $10.94263             0
   01/01/2012 to 12/31/2012...........  $10.94263    $11.18539             0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99846    $12.02740       908,730
   01/01/2009 to 12/31/2009...........  $12.02740    $11.08899       916,869
   01/01/2010 to 12/31/2010...........  $11.08899    $12.09943       638,577
   01/01/2011 to 12/31/2011...........  $12.09943    $13.48663       417,534
   01/01/2012 to 12/31/2012...........  $13.48663    $13.99125       309,874
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99846    $12.09626       612,585
   01/01/2009 to 12/31/2009...........  $12.09626    $10.95660       502,389
   01/01/2010 to 12/31/2010...........  $10.95660    $11.97397       373,713
   01/01/2011 to 12/31/2011...........  $11.97397    $13.62798       248,886
   01/01/2012 to 12/31/2012...........  $13.62798    $14.15708       157,119

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99897    $ 8.78306        52,681
   01/01/2010 to 12/31/2010...........  $ 8.78306    $ 9.64023       528,085
   01/01/2011 to 12/31/2011...........  $ 9.64023    $11.22759       101,117
   01/01/2012 to 12/31/2012...........  $11.22759    $11.71417         9,380
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99794    $11.00110       778,013
   01/01/2011 to 12/31/2011...........  $11.00110    $12.98795       542,945
   01/01/2012 to 12/31/2012...........  $12.98795    $13.61130        65,573
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99845    $12.01256       796,652
   01/01/2012 to 12/31/2012...........  $12.01256    $12.47759       808,569
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99794    $10.39215       645,445
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.20053    $ 7.67349     2,229,727
   01/01/2009 to 12/31/2009...........  $ 7.67349    $ 9.43787     2,245,693
   01/01/2010 to 12/31/2010...........  $ 9.43787    $10.50081     2,023,526
   01/01/2011 to 12/31/2011...........  $10.50081    $10.05525     1,946,932
   01/01/2012 to 12/31/2012...........  $10.05525    $11.22171     1,857,703
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08104    $ 7.33582        41,079
   01/01/2009 to 12/31/2009...........  $ 7.33582    $ 8.88278        91,896
   01/01/2010 to 12/31/2010...........  $ 8.88278    $ 9.75608        50,495
   01/01/2011 to 12/31/2011...........  $ 9.75608    $ 9.40046        54,420
   01/01/2012 to 12/31/2012...........  $ 9.40046    $10.17351        57,843
AST COHEN & STEERS REALTY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.67848    $ 8.05893         9,851
   01/01/2009 to 12/31/2009...........  $ 8.05893    $10.43374         8,691
   01/01/2010 to 12/31/2010...........  $10.43374    $13.17714         3,507
   01/01/2011 to 12/31/2011...........  $13.17714    $13.78398         3,870
   01/01/2012 to 12/31/2012...........  $13.78398    $15.60270         5,097
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 07/18/2008...........  $ 8.89974    $ 8.69104             0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.80129    $ 7.25607         1,509
   01/01/2009 to 12/31/2009...........  $ 7.25607    $ 9.44657         5,695
   01/01/2010 to 12/31/2010...........  $ 9.44657    $12.28759         4,281
   01/01/2011 to 12/31/2011...........  $12.28759    $10.47763        13,701
   01/01/2012 to 12/31/2012...........  $10.47763    $12.34599        16,108
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10354    $ 7.49581        15,170
   01/01/2009 to 12/31/2009...........  $ 7.49581    $ 8.91773        61,566
   01/01/2010 to 12/31/2010...........  $ 8.91773    $ 9.91745        36,229
   01/01/2011 to 12/31/2011...........  $ 9.91745    $ 9.49220        35,462
   01/01/2012 to 12/31/2012...........  $ 9.49220    $10.58502        41,888
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.73109    $ 7.23357       379,589
   01/01/2009 to 12/31/2009...........  $ 7.23357    $ 8.79176       378,198
   01/01/2010 to 12/31/2010...........  $ 8.79176    $ 9.86717       341,078
   01/01/2011 to 12/31/2011...........  $ 9.86717    $ 9.53771       337,060
   01/01/2012 to 12/31/2012...........  $ 9.53771    $10.35497       285,270
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.65883    $ 6.65616       642,820
   01/01/2009 to 12/31/2009...........  $ 6.65616    $ 8.22871       589,986
   01/01/2010 to 12/31/2010...........  $ 8.22871    $ 9.61112       493,311
   01/01/2011 to 12/31/2011...........  $ 9.61112    $ 8.84603       472,345
   01/01/2012 to 12/31/2012...........  $ 8.84603    $ 9.80252       433,588
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99846    $ 7.46564        13,054
   01/01/2009 to 11/13/2009...........  $ 7.46564    $ 8.33415             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99846    $10.73228       86,013
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17514    $ 6.10747        2,748
   01/01/2009 to 12/31/2009...........  $ 6.10747    $ 8.09735        2,393
   01/01/2010 to 12/31/2010...........  $ 8.09735    $ 9.55158          790
   01/01/2011 to 12/31/2011...........  $ 9.55158    $ 8.90131        1,108
   01/01/2012 to 12/31/2012...........  $ 8.90131    $11.07650        1,022
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.58981    $ 7.59977        3,911
   01/01/2009 to 12/31/2009...........  $ 7.59977    $11.14229       10,548
   01/01/2010 to 12/31/2010...........  $11.14229    $12.05954        7,145
   01/01/2011 to 12/31/2011...........  $12.05954    $11.36664        3,942
   01/01/2012 to 12/31/2012...........  $11.36664    $13.35906        3,761
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.27778    $ 7.08000        5,343
   01/01/2009 to 12/31/2009...........  $ 7.08000    $ 8.28115       30,196
   01/01/2010 to 12/31/2010...........  $ 8.28115    $ 9.17397       15,172
   01/01/2011 to 12/31/2011...........  $ 9.17397    $ 8.50626        7,106
   01/01/2012 to 12/31/2012...........  $ 8.50626    $ 9.98923        5,872
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.64707    $ 7.49295        9,127
   01/01/2009 to 12/31/2009...........  $ 7.49295    $11.55150       13,822
   01/01/2010 to 12/31/2010...........  $11.55150    $13.58365        7,756
   01/01/2011 to 12/31/2011...........  $13.58365    $12.93390        7,709
   01/01/2012 to 12/31/2012...........  $12.93390    $15.18202       10,353
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03334    $ 7.63187        5,133
   01/01/2009 to 12/31/2009...........  $ 7.63187    $ 9.50032        8,060
   01/01/2010 to 12/31/2010...........  $ 9.50032    $11.81873        5,086
   01/01/2011 to 12/31/2011...........  $11.81873    $11.74963        5,080
   01/01/2012 to 12/31/2012...........  $11.74963    $13.33932        5,571
AST HIGH YIELD PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.60336    $ 7.82946        1,151
   01/01/2009 to 12/31/2009...........  $ 7.82946    $10.41539       49,084
   01/01/2010 to 12/31/2010...........  $10.41539    $11.60106       33,309
   01/01/2011 to 12/31/2011...........  $11.60106    $11.74628       21,046
   01/01/2012 to 12/31/2012...........  $11.74628    $13.12633       24,311
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08922    $ 7.60464       49,973
   01/01/2009 to 12/31/2009...........  $ 7.60464    $ 9.20795      113,191
   01/01/2010 to 12/31/2010...........  $ 9.20795    $10.08437       82,518
   01/01/2011 to 12/31/2011...........  $10.08437    $ 9.84640       80,266
   01/01/2012 to 12/31/2012...........  $ 9.84640    $10.64133       95,403
AST INTERNATIONAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.02859    $ 6.04263        1,782
   01/01/2009 to 12/31/2009...........  $ 6.04263    $ 8.02258       13,561
   01/01/2010 to 12/31/2010...........  $ 8.02258    $ 9.01442        7,898
   01/01/2011 to 12/31/2011...........  $ 9.01442    $ 7.70310        8,637
   01/01/2012 to 12/31/2012...........  $ 7.70310    $ 9.09880        8,392
AST INTERNATIONAL VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.20103    $ 6.89463       10,844
   01/01/2009 to 12/31/2009...........  $ 6.89463    $ 8.82960       22,418
   01/01/2010 to 12/31/2010...........  $ 8.82960    $ 9.62539       16,474
   01/01/2011 to 12/31/2011...........  $ 9.62539    $ 8.26071       16,303
   01/01/2012 to 12/31/2012...........  $ 8.26071    $ 9.45839       15,360
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99846    $10.71068       24,477
   01/01/2009 to 12/31/2009...........  $10.71068    $11.69915       14,887
   01/01/2010 to 12/31/2010...........  $11.69915    $12.72222       11,223
   01/01/2011 to 12/31/2011...........  $12.72222    $14.03915       16,098
   01/01/2012 to 12/31/2012...........  $14.03915    $15.07214       13,637

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11173    $ 7.12925       38,557
   01/01/2009 to 12/31/2009...........  $ 7.12925    $ 8.86201       99,298
   01/01/2010 to 12/31/2010...........  $ 8.86201    $ 9.89847       78,485
   01/01/2011 to 12/31/2011...........  $ 9.89847    $ 9.65878       61,451
   01/01/2012 to 12/31/2012...........  $ 9.65878    $10.76599       59,132
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.84545    $ 9.35251      273,549
   01/01/2009 to 12/31/2009...........  $ 9.35251    $11.19913      328,421
   01/01/2010 to 12/31/2010...........  $11.19913    $11.79468      251,199
   01/01/2011 to 12/31/2011...........  $11.79468    $11.60212      252,094
   01/01/2012 to 12/31/2012...........  $11.60212    $12.60601      248,049
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08384    $10.28767            0
   01/01/2010 to 12/31/2010...........  $10.28767    $11.23842        1,490
   01/01/2011 to 12/31/2011...........  $11.23842    $11.10228            0
   01/01/2012 to 12/31/2012...........  $11.10228    $12.54958            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14522    $10.29744            0
   01/01/2010 to 12/31/2010...........  $10.29744    $11.49224            0
   01/01/2011 to 12/31/2011...........  $11.49224    $10.61596            0
   01/01/2012 to 12/31/2012...........  $10.61596    $11.79636            0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.49570    $ 7.91534        6,935
   01/01/2009 to 12/31/2009...........  $ 7.91534    $10.55484        9,198
   01/01/2010 to 12/31/2010...........  $10.55484    $11.10084        6,600
   01/01/2011 to 12/31/2011...........  $11.10084    $ 9.89724        7,745
   01/01/2012 to 12/31/2012...........  $ 9.89724    $11.84030        9,100
AST LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.02952    $ 6.69520        1,581
   01/01/2009 to 12/31/2009...........  $ 6.69520    $ 7.84723       14,755
   01/01/2010 to 12/31/2010...........  $ 7.84723    $ 8.71427       10,313
   01/01/2011 to 12/31/2011...........  $ 8.71427    $ 8.19415        8,564
   01/01/2012 to 12/31/2012...........  $ 8.19415    $ 9.39903        8,999
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.89281    $ 8.38953        2,464
   01/01/2009 to 12/31/2009...........  $ 8.38953    $11.08201        2,690
   01/01/2010 to 12/31/2010...........  $11.08201    $12.33428        4,006
   01/01/2011 to 12/31/2011...........  $12.33428    $13.33584        1,519
   01/01/2012 to 12/31/2012...........  $13.33584    $13.86283        1,530
AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.61993    $ 7.14281       15,581
   01/01/2009 to 12/31/2009...........  $ 7.14281    $ 9.09565       56,039
   01/01/2010 to 12/31/2010...........  $ 9.09565    $10.68915       33,904
   01/01/2011 to 12/31/2011...........  $10.68915    $10.39424       22,708
   01/01/2012 to 12/31/2012...........  $10.39424    $11.45130       28,171
AST MFS GLOBAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.49646    $ 8.87094        3,583
   01/01/2009 to 12/31/2009...........  $ 8.87094    $11.44852        7,611
   01/01/2010 to 12/31/2010...........  $11.44852    $12.58852        5,988
   01/01/2011 to 12/31/2011...........  $12.58852    $11.96714        4,538
   01/01/2012 to 12/31/2012...........  $11.96714    $14.45384        3,848
AST MFS GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.92868    $ 8.15973        3,727
   01/01/2009 to 12/31/2009...........  $ 8.15973    $ 9.95377        8,768
   01/01/2010 to 12/31/2010...........  $ 9.95377    $11.01704        6,989
   01/01/2011 to 12/31/2011...........  $11.01704    $10.74757        5,292
   01/01/2012 to 12/31/2012...........  $10.74757    $12.34872        6,391
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99846    $10.18849            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.81273    $ 7.09254        1,439
   01/01/2009 to 12/31/2009...........  $ 7.09254    $ 9.66687       28,148
   01/01/2010 to 12/31/2010...........  $ 9.66687    $11.72633       16,543
   01/01/2011 to 12/31/2011...........  $11.72633    $11.11083       11,234
   01/01/2012 to 12/31/2012...........  $11.11083    $12.91074       14,257
AST MONEY MARKET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.51356    $10.55683       94,326
   01/01/2009 to 12/31/2009...........  $10.55683    $10.38554       54,281
   01/01/2010 to 12/31/2010...........  $10.38554    $10.19444       18,279
   01/01/2011 to 12/31/2011...........  $10.19444    $10.00685       16,458
   01/01/2012 to 12/31/2012...........  $10.00685    $ 9.82027       13,241
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.84041    $ 6.77336        2,956
   01/01/2009 to 12/31/2009...........  $ 6.77336    $ 9.34880       17,896
   01/01/2010 to 12/31/2010...........  $ 9.34880    $11.32466       14,503
   01/01/2011 to 12/31/2011...........  $11.32466    $10.83771       11,103
   01/01/2012 to 12/31/2012...........  $10.83771    $12.45694       12,217
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02836    $10.06695            0
   01/01/2012 to 12/31/2012...........  $10.06695    $10.36040            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $13.39894    $ 8.46708       14,630
   01/01/2009 to 12/31/2009...........  $ 8.46708    $10.78443       42,729
   01/01/2010 to 12/31/2010...........  $10.78443    $13.61848       28,666
   01/01/2011 to 12/31/2011...........  $13.61848    $13.59037       20,588
   01/01/2012 to 12/31/2012...........  $13.59037    $14.98812       23,979
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.00676    $ 7.14915        4,676
   01/01/2009 to 12/31/2009...........  $ 7.14915    $ 8.59892       16,244
   01/01/2010 to 12/31/2010...........  $ 8.59892    $10.14886       12,972
   01/01/2011 to 04/29/2011...........  $10.14886    $11.37547            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99846    $10.30845       33,604
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10120    $ 5.56843        1,933
   01/01/2009 to 12/31/2009...........  $ 5.56843    $ 9.09942       16,312
   01/01/2010 to 12/31/2010...........  $ 9.09942    $10.91854        5,348
   01/01/2011 to 12/31/2011...........  $10.91854    $ 8.54304        3,318
   01/01/2012 to 12/31/2012...........  $ 8.54304    $ 9.88663        4,708
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.01299    $10.63495       19,268
   01/01/2009 to 12/31/2009...........  $10.63495    $11.50428       41,221
   01/01/2010 to 12/31/2010...........  $11.50428    $11.72999       18,507
   01/01/2011 to 12/31/2011...........  $11.72999    $11.77036       19,340
   01/01/2012 to 12/31/2012...........  $11.77036    $12.09290       19,762
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.21660    $10.48811       31,330
   01/01/2009 to 12/31/2009...........  $10.48811    $11.99359       31,097
   01/01/2010 to 12/31/2010...........  $11.99359    $12.67844       20,172
   01/01/2011 to 12/31/2011...........  $12.67844    $12.83777       21,424
   01/01/2012 to 12/31/2012...........  $12.83777    $13.77245       21,874
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.09607    $ 8.96271      449,801
   01/01/2009 to 12/31/2009...........  $ 8.96271    $10.55805      571,094
   01/01/2010 to 12/31/2010...........  $10.55805    $11.45661      532,128
   01/01/2011 to 12/31/2011...........  $11.45661    $11.35524      569,993
   01/01/2012 to 12/31/2012...........  $11.35524    $12.29917      539,869
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01837    $10.06686            0
   01/01/2012 to 12/31/2012...........  $10.06686    $10.58122            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.56943    $ 6.91030        5,311
   01/01/2009 to 12/31/2009...........  $ 6.91030    $ 8.26135       10,516
   01/01/2010 to 12/31/2010...........  $ 8.26135    $ 9.32751        4,285
   01/01/2011 to 12/31/2011...........  $ 9.32751    $ 9.47038        4,080
   01/01/2012 to 12/31/2012...........  $ 9.47038    $11.04111        4,718
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99845    $ 8.88686            0
   01/01/2012 to 12/31/2012...........  $ 8.88686    $ 9.86852            0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09921    $ 6.68783       24,912
   01/01/2009 to 12/31/2009...........  $ 6.68783    $ 8.32531       51,339
   01/01/2010 to 12/31/2010...........  $ 8.32531    $ 9.34197       31,889
   01/01/2011 to 12/31/2011...........  $ 9.34197    $ 8.94898       31,999
   01/01/2012 to 12/31/2012...........  $ 8.94898    $10.17832       32,967
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.18601    $ 8.11373       62,844
   01/01/2009 to 12/31/2009...........  $ 8.11373    $10.14527       69,894
   01/01/2010 to 12/31/2010...........  $10.14527    $11.13210       55,900
   01/01/2011 to 12/31/2011...........  $11.13210    $10.55553       57,513
   01/01/2012 to 12/31/2012...........  $10.55553    $11.51210       52,320
AST SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.33134    $ 6.63894        2,891
   01/01/2009 to 12/31/2009...........  $ 6.63894    $ 8.72427        7,195
   01/01/2010 to 12/31/2010...........  $ 8.72427    $11.67952        5,573
   01/01/2011 to 12/31/2011...........  $11.67952    $11.34980        5,908
   01/01/2012 to 12/31/2012...........  $11.34980    $12.49402        5,867
AST SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.79054    $ 7.99717        1,428
   01/01/2009 to 12/31/2009...........  $ 7.99717    $ 9.96698       49,384
   01/01/2010 to 12/31/2010...........  $ 9.96698    $12.32368       32,174
   01/01/2011 to 12/31/2011...........  $12.32368    $11.37136       21,942
   01/01/2012 to 12/31/2012...........  $11.37136    $13.18554       26,348

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.34710    $ 8.65127      350,657
   01/01/2009 to 12/31/2009...........  $ 8.65127    $10.53936      325,608
   01/01/2010 to 12/31/2010...........  $10.53936    $11.53594      283,411
   01/01/2011 to 12/31/2011...........  $11.53594    $11.54580      276,802
   01/01/2012 to 12/31/2012...........  $11.54580    $12.85936      244,233
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.81608    $ 6.61400        1,700
   01/01/2009 to 12/31/2009...........  $ 6.61400    $ 8.03515        9,760
   01/01/2010 to 12/31/2010...........  $ 8.03515    $ 8.92968        6,217
   01/01/2011 to 12/31/2011...........  $ 8.92968    $ 8.61982        5,409
   01/01/2012 to 12/31/2012...........  $ 8.61982    $ 9.91807        5,686
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.83239    $10.13233        6,502
   01/01/2009 to 12/31/2009...........  $10.13233    $11.14805        5,761
   01/01/2010 to 12/31/2010...........  $11.14805    $11.56854        3,971
   01/01/2011 to 12/31/2011...........  $11.56854    $11.82135        3,893
   01/01/2012 to 12/31/2012...........  $11.82135    $12.20681        4,144
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.90428    $ 6.47415       12,329
   01/01/2009 to 12/31/2009...........  $ 6.47415    $ 9.74439       29,435
   01/01/2010 to 12/31/2010...........  $ 9.74439    $11.07477       16,781
   01/01/2011 to 12/31/2011...........  $11.07477    $10.68434       12,712
   01/01/2012 to 12/31/2012...........  $10.68434    $12.32839       10,860
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $16.53744    $ 9.01490       30,349
   01/01/2009 to 12/31/2009...........  $ 9.01490    $13.21257       89,197
   01/01/2010 to 12/31/2010...........  $13.21257    $15.61837       60,070
   01/01/2011 to 12/31/2011...........  $15.61837    $13.04089       42,405
   01/01/2012 to 12/31/2012...........  $13.04089    $13.26007       51,693
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.07056    $ 6.90477       69,425
   01/01/2009 to 12/31/2009...........  $ 6.90477    $ 8.70257      141,530
   01/01/2010 to 12/31/2010...........  $ 8.70257    $ 9.79034       88,029
   01/01/2011 to 12/31/2011...........  $ 9.79034    $ 9.27604       79,563
   01/01/2012 to 12/31/2012...........  $ 9.27604    $10.10482       87,625
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.23145    $ 9.28052        9,674
   01/01/2009 to 12/31/2009...........  $ 9.28052    $10.16667        2,874
   01/01/2010 to 12/31/2010...........  $10.16667    $10.75520        1,992
   01/01/2011 to 12/31/2011...........  $10.75520    $11.19085        1,955
   01/01/2012 to 12/31/2012...........  $11.19085    $11.84431        2,190
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07805    $ 6.63306       45,571
   01/01/2009 to 12/31/2009...........  $ 6.63306    $ 8.46640       95,074
   01/01/2010 to 12/31/2010...........  $ 8.46640    $ 9.15945       88,928
   01/01/2011 to 12/31/2011...........  $ 9.15945    $ 8.83880       87,969
   01/01/2012 to 09/21/2012...........  $ 8.83880    $ 9.88665            0

* Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT ONLY
           (2.05%) OR HIGHEST DAILY VALUE DEATH BENEFIT ONLY (2.05%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96979    $10.52176       830,438
   01/01/2007 to 12/31/2007...........  $10.52176    $11.25870     2,543,454
   01/01/2008 to 12/31/2008...........  $11.25870    $ 7.52065     4,290,790
   01/01/2009 to 12/31/2009...........  $ 7.52065    $ 9.16461     6,403,388
   01/01/2010 to 12/31/2010...........  $ 9.16461    $10.05503     6,481,639
   01/01/2011 to 12/31/2011...........  $10.05503    $ 9.59133     5,215,981
   01/01/2012 to 12/31/2012...........  $ 9.59133    $10.57941     5,453,100
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98851    $10.46548       246,133
   01/01/2007 to 12/31/2007...........  $10.46548    $11.22908       451,141
   01/01/2008 to 12/31/2008...........  $11.22908    $ 7.72388     1,193,763
   01/01/2009 to 12/31/2009...........  $ 7.72388    $ 9.55169     2,392,702
   01/01/2010 to 12/31/2010...........  $ 9.55169    $10.64273     2,509,896
   01/01/2011 to 12/31/2011...........  $10.64273    $10.44088     1,976,971
   01/01/2012 to 12/31/2012...........  $10.44088    $11.62737     2,134,048
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98414    $10.99891        21,491
   01/01/2007 to 12/31/2007...........  $10.99891    $10.76521        50,360
   01/01/2008 to 12/31/2008...........  $10.76521    $ 6.88354        51,088
   01/01/2009 to 12/31/2009...........  $ 6.88354    $ 7.94405        56,131
   01/01/2010 to 12/31/2010...........  $ 7.94405    $ 8.86235        55,174
   01/01/2011 to 12/31/2011...........  $ 8.86235    $ 8.99478        72,443
   01/01/2012 to 05/04/2012...........  $ 8.99478    $ 9.76106             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97919    $10.47828       398,107
   01/01/2007 to 12/31/2007...........  $10.47828    $11.19855     1,045,566
   01/01/2008 to 12/31/2008...........  $11.19855    $ 7.82382     3,006,296
   01/01/2009 to 12/31/2009...........  $ 7.82382    $ 9.45287     5,940,132
   01/01/2010 to 12/31/2010...........  $ 9.45287    $10.40364     6,021,508
   01/01/2011 to 12/31/2011...........  $10.40364    $10.07115     5,192,756
   01/01/2012 to 12/31/2012...........  $10.07115    $11.09968     5,454,823
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99833    $ 9.14439        11,718
   01/01/2012 to 12/31/2012...........  $ 9.14439    $10.02630        44,567

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94903    $10.99149        51,954
   01/01/2007 to 12/31/2007...........  $10.99149    $10.89644       110,209
   01/01/2008 to 12/31/2008...........  $10.89644    $ 6.69452        69,103
   01/01/2009 to 12/31/2009...........  $ 6.69452    $ 7.75779        96,419
   01/01/2010 to 12/31/2010...........  $ 7.75779    $ 8.54781        76,351
   01/01/2011 to 12/31/2011...........  $ 8.54781    $ 8.33514        85,319
   01/01/2012 to 12/31/2012...........  $ 8.33514    $ 9.26205        94,670
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009..........  $ 9.93822    $ 9.61299             0
   01/01/2010 to 12/31/2010...........  $ 9.61299    $10.41615             0
   01/01/2011 to 12/31/2011...........  $10.41615    $11.19107             0
   01/01/2012 to 12/31/2012...........  $11.19107    $11.42266             0
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009..........  $ 9.92265    $ 9.67902             0
   01/01/2010 to 12/31/2010...........  $ 9.67902    $10.54551             0
   01/01/2011 to 12/31/2011...........  $10.54551    $11.73731             0
   01/01/2012 to 12/31/2012...........  $11.73731    $12.15857             0
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009..........  $ 9.90543    $ 9.57969             0
   01/01/2010 to 12/31/2010...........  $ 9.57969    $10.45380             0
   01/01/2011 to 12/31/2011...........  $10.45380    $11.88036             0
   01/01/2012 to 12/31/2012...........  $11.88036    $12.32352             0
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009..........  $ 9.88414    $ 9.25455             0
   01/01/2010 to 12/31/2010...........  $ 9.25455    $10.14278             0
   01/01/2011 to 12/31/2011...........  $10.14278    $11.79550             0
   01/01/2012 to 12/31/2012...........  $11.79550    $12.28859             0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99778    $10.98498             0
   01/01/2011 to 12/31/2011...........  $10.98498    $12.94990             0
   01/01/2012 to 12/31/2012...........  $12.94990    $13.55154             0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99833    $11.99503             0
   01/01/2012 to 12/31/2012...........  $11.99503    $12.44101             0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99778    $10.37684             0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97950    $10.57999       831,880
   01/01/2007 to 12/31/2007...........  $10.57999    $11.37500     2,558,602
   01/01/2008 to 12/31/2008...........  $11.37500    $ 7.25187     4,323,643
   01/01/2009 to 12/31/2009...........  $ 7.25187    $ 8.90621     7,701,858
   01/01/2010 to 12/31/2010...........  $ 8.90621    $ 9.89472     8,056,803
   01/01/2011 to 12/31/2011...........  $ 9.89472    $ 9.46090     6,257,591
   01/01/2012 to 12/31/2012...........  $ 9.46090    $10.54275     6,771,067

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08099    $ 7.32858       218,544
   01/01/2009 to 12/31/2009...........  $ 7.32858    $ 8.86096       858,467
   01/01/2010 to 12/31/2010...........  $ 8.86096    $ 9.71786       897,851
   01/01/2011 to 12/31/2011...........  $ 9.71786    $ 9.34997       818,528
   01/01/2012 to 12/31/2012...........  $ 9.34997    $10.10392       874,880
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.88676    $12.08927        67,305
   01/01/2007 to 12/31/2007...........  $12.08927    $ 9.48340        85,556
   01/01/2008 to 12/31/2008...........  $ 9.48340    $ 6.03531        98,068
   01/01/2009 to 12/31/2009...........  $ 6.03531    $ 7.80228        99,922
   01/01/2010 to 12/31/2010...........  $ 7.80228    $ 9.83932       115,670
   01/01/2011 to 12/31/2011...........  $ 9.83932    $10.27737        91,118
   01/01/2012 to 12/31/2012...........  $10.27737    $11.61618       116,779
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98261    $10.43084        12,304
   01/01/2007 to 12/31/2007...........  $10.43084    $ 8.40420        40,522
   01/01/2008 to 07/18/2008...........  $ 8.40420    $ 7.68481             0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99833    $ 9.92504        21,362
   01/01/2007 to 12/31/2007...........  $ 9.92504    $10.81494        51,954
   01/01/2008 to 12/31/2008...........  $10.81494    $ 5.92475        40,190
   01/01/2009 to 12/31/2009...........  $ 5.92475    $ 7.70205        69,359
   01/01/2010 to 12/31/2010...........  $ 7.70205    $10.00370        82,880
   01/01/2011 to 12/31/2011...........  $10.00370    $ 8.51771        98,852
   01/01/2012 to 12/31/2012...........  $ 8.51771    $10.02169        92,752
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10350    $ 7.48844       188,704
   01/01/2009 to 12/31/2009...........  $ 7.48844    $ 8.89587       378,474
   01/01/2010 to 12/31/2010...........  $ 8.89587    $ 9.87870       410,194
   01/01/2011 to 12/31/2011...........  $ 9.87870    $ 9.44116       359,039
   01/01/2012 to 12/31/2012...........  $ 9.44116    $10.51263       403,104
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99833    $10.50147       131,264
   01/01/2007 to 12/31/2007...........  $10.50147    $11.16999       355,077
   01/01/2008 to 12/31/2008...........  $11.16999    $ 7.17065     1,052,064
   01/01/2009 to 12/31/2009...........  $ 7.17065    $ 8.70250     2,453,023
   01/01/2010 to 12/31/2010...........  $ 8.70250    $ 9.75259     2,624,502
   01/01/2011 to 12/31/2011...........  $ 9.75259    $ 9.41320     2,330,805
   01/01/2012 to 12/31/2012...........  $ 9.41320    $10.20477     2,449,342
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99833    $10.28092        96,046
   01/01/2007 to 12/31/2007...........  $10.28092    $11.22337       428,297
   01/01/2008 to 12/31/2008...........  $11.22337    $ 6.52045       992,417
   01/01/2009 to 12/31/2009...........  $ 6.52045    $ 8.04911     2,930,136
   01/01/2010 to 12/31/2010...........  $ 8.04911    $ 9.38759     2,993,576
   01/01/2011 to 12/31/2011...........  $ 9.38759    $ 8.62754     2,121,795
   01/01/2012 to 12/31/2012...........  $ 8.62754    $ 9.54626     2,317,792
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99834    $ 7.46062        92,522
   01/01/2009 to 11/13/2009...........  $ 7.46062    $ 8.31782             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99834    $10.72166      922,925
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17501    $ 6.10332        2,015
   01/01/2009 to 12/31/2009...........  $ 6.10332    $ 8.07992        7,533
   01/01/2010 to 12/31/2010...........  $ 8.07992    $ 9.51698        8,974
   01/01/2011 to 12/31/2011...........  $ 9.51698    $ 8.85615       14,313
   01/01/2012 to 12/31/2012...........  $ 8.85615    $11.00403       28,763
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93469    $10.22872       39,668
   01/01/2007 to 12/31/2007...........  $10.22872    $11.42452      117,879
   01/01/2008 to 12/31/2008...........  $11.42452    $ 6.68665      134,309
   01/01/2009 to 12/31/2009...........  $ 6.68665    $ 9.78901      210,444
   01/01/2010 to 12/31/2010...........  $ 9.78901    $10.57926      191,290
   01/01/2011 to 12/31/2011...........  $10.57926    $ 9.95673      183,045
   01/01/2012 to 12/31/2012...........  $ 9.95673    $11.68469      179,388
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96029    $11.00935       15,614
   01/01/2007 to 12/31/2007...........  $11.00935    $11.34013       60,992
   01/01/2008 to 12/31/2008...........  $11.34013    $ 6.59044       59,215
   01/01/2009 to 12/31/2009...........  $ 6.59044    $ 7.69719      108,452
   01/01/2010 to 12/31/2010...........  $ 7.69719    $ 8.51452      108,896
   01/01/2011 to 12/31/2011...........  $ 8.51452    $ 7.88321      123,164
   01/01/2012 to 12/31/2012...........  $ 7.88321    $ 9.24382      147,553
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95768    $ 9.84454       20,966
   01/01/2007 to 12/31/2007...........  $ 9.84454    $11.51201       70,051
   01/01/2008 to 12/31/2008...........  $11.51201    $ 6.67880       74,451
   01/01/2009 to 12/31/2009...........  $ 6.67880    $10.28128      146,279
   01/01/2010 to 12/31/2010...........  $10.28128    $12.07219      125,854
   01/01/2011 to 12/31/2011...........  $12.07219    $11.47775      107,922
   01/01/2012 to 12/31/2012...........  $11.47775    $13.45286      127,793
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03322    $ 7.62678       11,741
   01/01/2009 to 12/31/2009...........  $ 7.62678    $ 9.47993       27,806
   01/01/2010 to 12/31/2010...........  $ 9.47993    $11.77620       35,349
   01/01/2011 to 12/31/2011...........  $11.77620    $11.69023       46,437
   01/01/2012 to 12/31/2012...........  $11.69023    $13.25235       50,032
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99833    $10.54166       36,262
   01/01/2007 to 12/31/2007...........  $10.54166    $10.58506       67,232
   01/01/2008 to 12/31/2008...........  $10.58506    $ 7.72288       52,614
   01/01/2009 to 12/31/2009...........  $ 7.72288    $10.25837       98,174
   01/01/2010 to 12/31/2010...........  $10.25837    $11.40941      117,981
   01/01/2011 to 12/31/2011...........  $11.40941    $11.53541      101,852
   01/01/2012 to 12/31/2012...........  $11.53541    $12.87158      133,663

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08918    $ 7.59716       111,892
   01/01/2009 to 12/31/2009...........  $ 7.59716    $ 9.18532       424,265
   01/01/2010 to 12/31/2010...........  $ 9.18532    $10.04474       457,592
   01/01/2011 to 12/31/2011...........  $10.04474    $ 9.79338       445,565
   01/01/2012 to 12/31/2012...........  $ 9.79338    $10.56843       461,766
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99185    $10.58063        66,017
   01/01/2007 to 12/31/2007...........  $10.58063    $12.34222       115,136
   01/01/2008 to 12/31/2008...........  $12.34222    $ 6.01888       132,206
   01/01/2009 to 12/31/2009...........  $ 6.01888    $ 7.97937       144,204
   01/01/2010 to 12/31/2010...........  $ 7.97937    $ 8.95266       142,115
   01/01/2011 to 12/31/2011...........  $ 8.95266    $ 7.63921       121,556
   01/01/2012 to 12/31/2012...........  $ 7.63921    $ 9.01008       128,199
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.01000    $10.84310        53,925
   01/01/2007 to 12/31/2007...........  $10.84310    $12.51580       161,390
   01/01/2008 to 12/31/2008...........  $12.51580    $ 6.86748       157,577
   01/01/2009 to 12/31/2009...........  $ 6.86748    $ 8.78189       161,271
   01/01/2010 to 12/31/2010...........  $ 8.78189    $ 9.55932       143,460
   01/01/2011 to 12/31/2011...........  $ 9.55932    $ 8.19186       116,484
   01/01/2012 to 12/31/2012...........  $ 8.19186    $ 9.36563       111,451
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99834    $10.69598     9,882,729
   01/01/2009 to 12/31/2009...........  $10.69598    $11.66588     3,643,097
   01/01/2010 to 12/31/2010...........  $11.66588    $12.66748     1,688,626
   01/01/2011 to 12/31/2011...........  $12.66748    $13.95826     6,300,372
   01/01/2012 to 12/31/2012...........  $13.95826    $14.96335     3,411,133
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11169    $ 7.12219        92,463
   01/01/2009 to 12/31/2009...........  $ 7.12219    $ 8.84025       303,986
   01/01/2010 to 12/31/2010...........  $ 8.84025    $ 9.85968       322,410
   01/01/2011 to 12/31/2011...........  $ 9.85968    $ 9.60684       288,926
   01/01/2012 to 12/31/2012...........  $ 9.60684    $10.69231       288,880
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96698    $10.51404        10,192
   01/01/2007 to 12/31/2007...........  $10.51404    $10.50173        92,521
   01/01/2008 to 12/31/2008...........  $10.50173    $ 8.47786       881,341
   01/01/2009 to 12/31/2009...........  $ 8.47786    $10.13685     1,938,181
   01/01/2010 to 12/31/2010...........  $10.13685    $10.66025     1,964,380
   01/01/2011 to 12/31/2011...........  $10.66025    $10.47082     1,595,962
   01/01/2012 to 12/31/2012...........  $10.47082    $11.35999     1,683,963
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08372    $10.28564             0
   01/01/2010 to 12/31/2010...........  $10.28564    $11.21966         2,278
   01/01/2011 to 12/31/2011...........  $11.21966    $11.06744         6,036
   01/01/2012 to 12/31/2012...........  $11.06744    $12.49182        14,264
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14510    $10.29546         3,105
   01/01/2010 to 12/31/2010...........  $10.29546    $11.47335        23,527
   01/01/2011 to 12/31/2011...........  $11.47335    $10.58293        19,439
   01/01/2012 to 12/31/2012...........  $10.58293    $11.74230        26,452

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99833    $10.55747       33,028
   01/01/2007 to 12/31/2007...........  $10.55747    $11.32088      105,867
   01/01/2008 to 12/31/2008...........  $11.32088    $ 6.50272      129,416
   01/01/2009 to 12/31/2009...........  $ 6.50272    $ 8.65847      155,384
   01/01/2010 to 12/31/2010...........  $ 8.65847    $ 9.09287      151,899
   01/01/2011 to 12/31/2011...........  $ 9.09287    $ 8.09515      137,104
   01/01/2012 to 12/31/2012...........  $ 8.09515    $ 9.67028      134,987
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95966    $10.98746       69,622
   01/01/2007 to 12/31/2007...........  $10.98746    $10.44409      128,473
   01/01/2008 to 12/31/2008...........  $10.44409    $ 5.98792      156,705
   01/01/2009 to 12/31/2009...........  $ 5.98792    $ 7.00799      193,547
   01/01/2010 to 12/31/2010...........  $ 7.00799    $ 7.77093      189,197
   01/01/2011 to 12/31/2011...........  $ 7.77093    $ 7.29646      159,734
   01/01/2012 to 12/31/2012...........  $ 7.29646    $ 8.35699      156,160
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99833    $10.45604        6,942
   01/01/2007 to 12/31/2007...........  $10.45604    $10.86861       19,664
   01/01/2008 to 12/31/2008...........  $10.86861    $ 8.17364       32,923
   01/01/2009 to 12/31/2009...........  $ 8.17364    $10.78110       62,345
   01/01/2010 to 12/31/2010...........  $10.78110    $11.98174       71,336
   01/01/2011 to 12/31/2011...........  $11.98174    $12.93561      180,918
   01/01/2012 to 12/31/2012...........  $12.93561    $13.42690      185,611
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94780    $10.19358       61,348
   01/01/2007 to 12/31/2007...........  $10.19358    $11.48245      121,725
   01/01/2008 to 12/31/2008...........  $11.48245    $ 6.33900      158,966
   01/01/2009 to 12/31/2009...........  $ 6.33900    $ 8.06019      162,034
   01/01/2010 to 12/31/2010...........  $ 8.06019    $ 9.45837      169,419
   01/01/2011 to 12/31/2011...........  $ 9.45837    $ 9.18401      142,218
   01/01/2012 to 12/31/2012...........  $ 9.18401    $10.10307      141,094
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95987    $11.07884        9,461
   01/01/2007 to 12/31/2007...........  $11.07884    $11.87567       27,105
   01/01/2008 to 12/31/2008...........  $11.87567    $ 7.68143       39,719
   01/01/2009 to 12/31/2009...........  $ 7.68143    $ 9.89869       46,304
   01/01/2010 to 12/31/2010...........  $ 9.89869    $10.86845       43,950
   01/01/2011 to 12/31/2011...........  $10.86845    $10.31678       63,362
   01/01/2012 to 12/31/2012...........  $10.31678    $12.44219       74,593
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93144    $10.35955        9,672
   01/01/2007 to 12/31/2007...........  $10.35955    $11.68399       22,402
   01/01/2008 to 12/31/2008...........  $11.68399    $ 7.29262       35,994
   01/01/2009 to 12/31/2009...........  $ 7.29262    $ 8.88300       44,333
   01/01/2010 to 12/31/2010...........  $ 8.88300    $ 9.81745       73,010
   01/01/2011 to 12/31/2011...........  $ 9.81745    $ 9.56339       55,757
   01/01/2012 to 12/31/2012...........  $ 9.56339    $10.97198       53,228

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99834    $10.18297            0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.92877    $10.37935       17,928
   01/01/2007 to 12/31/2007...........  $10.37935    $10.44960       50,093
   01/01/2008 to 12/31/2008...........  $10.44960    $ 6.33563       46,590
   01/01/2009 to 12/31/2009...........  $ 6.33563    $ 8.62254       68,287
   01/01/2010 to 12/31/2010...........  $ 8.62254    $10.44421       75,740
   01/01/2011 to 12/31/2011...........  $10.44421    $ 9.88148       80,974
   01/01/2012 to 12/31/2012...........  $ 9.88148    $11.46534       84,044
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99951    $10.18444       73,532
   01/01/2007 to 12/31/2007...........  $10.18444    $10.46814      175,527
   01/01/2008 to 12/31/2008...........  $10.46814    $10.51516      724,864
   01/01/2009 to 12/31/2009...........  $10.51516    $10.32932      319,983
   01/01/2010 to 12/31/2010...........  $10.32932    $10.12431      206,149
   01/01/2011 to 12/31/2011...........  $10.12431    $ 9.92340      219,016
   01/01/2012 to 12/31/2012...........  $ 9.92340    $ 9.72484      239,664
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.03547    $10.13676       26,778
   01/01/2007 to 12/31/2007...........  $10.13676    $10.24685       61,947
   01/01/2008 to 12/31/2008...........  $10.24685    $ 5.79762       71,201
   01/01/2009 to 12/31/2009...........  $ 5.79762    $ 7.99019      124,978
   01/01/2010 to 12/31/2010...........  $ 7.99019    $ 9.66466      149,323
   01/01/2011 to 12/31/2011...........  $ 9.66466    $ 9.23545      113,194
   01/01/2012 to 12/31/2012...........  $ 9.23545    $10.59983      114,457
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02824    $10.06439            0
   01/01/2012 to 12/31/2012...........  $10.06439    $10.34241            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96472    $10.17959       14,685
   01/01/2007 to 12/31/2007...........  $10.17959    $12.18878       86,925
   01/01/2008 to 12/31/2008...........  $12.18878    $ 6.78592       79,919
   01/01/2009 to 12/31/2009...........  $ 6.78592    $ 8.63048       83,258
   01/01/2010 to 12/31/2010...........  $ 8.63048    $10.88248       98,518
   01/01/2011 to 12/31/2011...........  $10.88248    $10.84403       84,077
   01/01/2012 to 12/31/2012...........  $10.84403    $11.94166       79,425
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98775    $ 9.42612        8,246
   01/01/2007 to 12/31/2007...........  $ 9.42612    $10.96429       51,379
   01/01/2008 to 12/31/2008...........  $10.96429    $ 6.17342       59,718
   01/01/2009 to 12/31/2009...........  $ 6.17342    $ 7.41439       56,938
   01/01/2010 to 12/31/2010...........  $ 7.41439    $ 8.73801       57,476
   01/01/2011 to 04/29/2011...........  $ 8.73801    $ 9.78938            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99834    $10.29816       78,731

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10108    $ 5.56466           868
   01/01/2009 to 12/31/2009...........  $ 5.56466    $ 9.07977        76,455
   01/01/2010 to 12/31/2010...........  $ 9.07977    $10.87894       147,559
   01/01/2011 to 12/31/2011...........  $10.87894    $ 8.49952       116,033
   01/01/2012 to 12/31/2012...........  $ 8.49952    $ 9.82181        81,185
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97993    $10.14601        25,418
   01/01/2007 to 12/31/2007...........  $10.14601    $10.61705        38,117
   01/01/2008 to 12/31/2008...........  $10.61705    $10.51970       171,215
   01/01/2009 to 12/31/2009...........  $10.51970    $11.36291       155,535
   01/01/2010 to 12/31/2010...........  $11.36291    $11.56869       218,728
   01/01/2011 to 12/31/2011...........  $11.56869    $11.59154       151,373
   01/01/2012 to 12/31/2012...........  $11.59154    $11.89152       145,930
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97098    $10.27835        67,301
   01/01/2007 to 12/31/2007...........  $10.27835    $10.90759       232,812
   01/01/2008 to 12/31/2008...........  $10.90759    $10.44693       477,777
   01/01/2009 to 12/31/2009...........  $10.44693    $11.92891       789,347
   01/01/2010 to 12/31/2010...........  $11.92891    $12.59155       951,902
   01/01/2011 to 12/31/2011...........  $12.59155    $12.73127       781,155
   01/01/2012 to 12/31/2012...........  $12.73127    $13.63808       817,374
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97891    $10.39145       113,615
   01/01/2007 to 12/31/2007...........  $10.39145    $11.06941       280,016
   01/01/2008 to 12/31/2008...........  $11.06941    $ 8.73325     1,646,436
   01/01/2009 to 12/31/2009...........  $ 8.73325    $10.27253     4,619,314
   01/01/2010 to 12/31/2010...........  $10.27253    $11.13028     4,613,315
   01/01/2011 to 12/31/2011...........  $11.13028    $11.01569     4,303,458
   01/01/2012 to 12/31/2012...........  $11.01569    $11.91379     4,600,016
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01825    $10.06428             0
   01/01/2012 to 12/31/2012...........  $10.06428    $10.56292         8,064
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95056    $10.70509        12,851
   01/01/2007 to 12/31/2007...........  $10.70509    $10.70742       102,748
   01/01/2008 to 12/31/2008...........  $10.70742    $ 6.42985       105,318
   01/01/2009 to 12/31/2009...........  $ 6.42985    $ 7.67574       107,762
   01/01/2010 to 12/31/2010...........  $ 7.67574    $ 8.65355        99,843
   01/01/2011 to 12/31/2011...........  $ 8.65355    $ 8.77316        81,735
   01/01/2012 to 12/31/2012...........  $ 8.77316    $10.21323        62,108
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99833    $ 8.87815           147
   01/01/2012 to 12/31/2012...........  $ 8.87815    $ 9.84419             0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09917    $ 6.68122       138,308
   01/01/2009 to 12/31/2009...........  $ 6.68122    $ 8.30477       532,687
   01/01/2010 to 12/31/2010...........  $ 8.30477    $ 9.30511       678,275
   01/01/2011 to 12/31/2011...........  $ 9.30511    $ 8.90067       508,100
   01/01/2012 to 12/31/2012...........  $ 8.90067    $10.10866       577,953

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98409    $10.54623         7,734
   01/01/2007 to 12/31/2007...........  $10.54623    $11.25493        52,850
   01/01/2008 to 12/31/2008...........  $11.25493    $ 7.69891       252,783
   01/01/2009 to 12/31/2009...........  $ 7.69891    $ 9.61241       564,588
   01/01/2010 to 12/31/2010...........  $ 9.61241    $10.53198       666,716
   01/01/2011 to 12/31/2011...........  $10.53198    $ 9.97185       558,660
   01/01/2012 to 12/31/2012...........  $ 9.97185    $10.85949       626,779
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90482    $ 9.88919        17,114
   01/01/2007 to 12/31/2007...........  $ 9.88919    $10.38230        43,610
   01/01/2008 to 12/31/2008...........  $10.38230    $ 6.61289        53,553
   01/01/2009 to 12/31/2009...........  $ 6.61289    $ 8.67722        60,460
   01/01/2010 to 12/31/2010...........  $ 8.67722    $11.59956        63,825
   01/01/2011 to 12/31/2011...........  $11.59956    $11.25555        63,905
   01/01/2012 to 12/31/2012...........  $11.25555    $12.37201        71,913
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99216    $10.43745        34,916
   01/01/2007 to 12/31/2007...........  $10.43745    $ 9.65301        77,915
   01/01/2008 to 12/31/2008...........  $ 9.65301    $ 6.64799       124,833
   01/01/2009 to 12/31/2009...........  $ 6.64799    $ 8.27329       134,882
   01/01/2010 to 12/31/2010...........  $ 8.27329    $10.21456       134,234
   01/01/2011 to 12/31/2011...........  $10.21456    $ 9.41140       133,500
   01/01/2012 to 12/31/2012...........  $ 9.41140    $10.89686       129,605
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96786    $10.60407        31,732
   01/01/2007 to 12/31/2007...........  $10.60407    $11.04690       151,827
   01/01/2008 to 12/31/2008...........  $11.04690    $ 8.01637       729,439
   01/01/2009 to 12/31/2009...........  $ 8.01637    $ 9.75142     1,560,710
   01/01/2010 to 12/31/2010...........  $ 9.75142    $10.65781     1,608,768
   01/01/2011 to 12/31/2011...........  $10.65781    $10.65113     1,421,578
   01/01/2012 to 12/31/2012...........  $10.65113    $11.84541     1,699,927
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95018    $11.04440        19,265
   01/01/2007 to 12/31/2007...........  $11.04440    $10.43535        59,523
   01/01/2008 to 12/31/2008...........  $10.43535    $ 5.94250        66,453
   01/01/2009 to 12/31/2009...........  $ 5.94250    $ 7.20882       114,365
   01/01/2010 to 12/31/2010...........  $ 7.20882    $ 7.99959       111,640
   01/01/2011 to 12/31/2011...........  $ 7.99959    $ 7.71059       128,242
   01/01/2012 to 12/31/2012...........  $ 7.71059    $ 8.85891       133,062

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98933    $10.27317        10,024
   01/01/2007 to 12/31/2007...........  $10.27317    $11.03673        70,825
   01/01/2008 to 12/31/2008...........  $11.03673    $10.55165       155,019
   01/01/2009 to 12/31/2009...........  $10.55165    $11.59239       154,889
   01/01/2010 to 12/31/2010...........  $11.59239    $12.01191       102,119
   01/01/2011 to 12/31/2011...........  $12.01191    $12.25648        87,685
   01/01/2012 to 12/31/2012...........  $12.25648    $12.63750        82,912
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93985    $10.44162        31,269
   01/01/2007 to 12/31/2007...........  $10.44162    $11.07338       105,160
   01/01/2008 to 12/31/2008...........  $11.07338    $ 6.44882       143,903
   01/01/2009 to 12/31/2009...........  $ 6.44882    $ 9.69200       172,730
   01/01/2010 to 12/31/2010...........  $ 9.69200    $10.99898       189,286
   01/01/2011 to 12/31/2011...........  $10.99898    $10.59556       190,812
   01/01/2012 to 12/31/2012...........  $10.59556    $12.20797       201,854
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14718    $ 9.80443        78,226
   01/01/2007 to 12/31/2007...........  $ 9.80443    $13.49811       280,545
   01/01/2008 to 12/31/2008...........  $13.49811    $ 6.61501       448,501
   01/01/2009 to 12/31/2009...........  $ 6.61501    $ 9.68103       570,448
   01/01/2010 to 12/31/2010...........  $ 9.68103    $11.42701       540,982
   01/01/2011 to 12/31/2011...........  $11.42701    $ 9.52728       430,042
   01/01/2012 to 12/31/2012...........  $ 9.52728    $ 9.67331       417,371
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97043    $10.62633       298,911
   01/01/2007 to 12/31/2007...........  $10.62633    $11.40714       614,520
   01/01/2008 to 12/31/2008...........  $11.40714    $ 6.44647       727,095
   01/01/2009 to 12/31/2009...........  $ 6.44647    $ 8.11299       709,214
   01/01/2010 to 12/31/2010...........  $ 8.11299    $ 9.11364       665,490
   01/01/2011 to 12/31/2011...........  $ 9.11364    $ 8.62227       578,409
   01/01/2012 to 12/31/2012...........  $ 8.62227    $ 9.37869       533,811
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99833    $ 9.97497             0
   01/01/2008 to 12/31/2008...........  $ 9.97497    $ 9.26513        36,160
   01/01/2009 to 12/31/2009...........  $ 9.26513    $10.13485       183,941
   01/01/2010 to 12/31/2010...........  $10.13485    $10.70573       218,069
   01/01/2011 to 12/31/2011...........  $10.70573    $11.12302       217,013
   01/01/2012 to 12/31/2012...........  $11.12302    $11.75517       265,418
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07801    $ 6.62657       292,960
   01/01/2009 to 12/31/2009...........  $ 6.62657    $ 8.44560       890,452
   01/01/2010 to 12/31/2010...........  $ 8.44560    $ 9.12346     1,223,525
   01/01/2011 to 12/31/2011...........  $ 9.12346    $ 8.79101       917,708
   01/01/2012 to 09/21/2012...........  $ 8.79101    $ 9.82277             0

* Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: LIFETIME FIVE INCOME BENEFIT ONLY (2.15%) OR HIGHEST
   DAILY LIFETIME FIVE INCOME BENEFIT ONLY (2.15%) OR HD GRO 60 BPS (2.15%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.38880    $10.95680      4,005,886
   01/01/2007 to 12/31/2007...........  $10.95680    $11.71266     12,685,306
   01/01/2008 to 12/31/2008...........  $11.71266    $ 7.81625     10,114,664
   01/01/2009 to 12/31/2009...........  $ 7.81625    $ 9.51550     10,025,052
   01/01/2010 to 12/31/2010...........  $ 9.51550    $10.42979      9,531,206
   01/01/2011 to 12/31/2011...........  $10.42979    $ 9.93908      8,762,846
   01/01/2012 to 12/31/2012...........  $ 9.93908    $10.95233      8,343,061
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14338    $10.62093      1,210,894
   01/01/2007 to 12/31/2007...........  $10.62093    $11.38468      4,044,715
   01/01/2008 to 12/31/2008...........  $11.38468    $ 7.82320      3,237,001
   01/01/2009 to 12/31/2009...........  $ 7.82320    $ 9.66501      3,397,038
   01/01/2010 to 12/31/2010...........  $ 9.66501    $10.75845      3,348,819
   01/01/2011 to 12/31/2011...........  $10.75845    $10.54414      3,034,514
   01/01/2012 to 12/31/2012...........  $10.54414    $11.73066      3,022,912
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.69604    $11.77553              0
   01/01/2007 to 12/31/2007...........  $11.77553    $11.51406              0
   01/01/2008 to 12/31/2008...........  $11.51406    $ 7.35512              0
   01/01/2009 to 12/31/2009...........  $ 7.35512    $ 8.48006         12,004
   01/01/2010 to 12/31/2010...........  $ 8.48006    $ 9.45099          9,410
   01/01/2011 to 12/31/2011...........  $ 9.45099    $ 9.58274          4,721
   01/01/2012 to 05/04/2012...........  $ 9.58274    $10.39565              0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.33925    $10.84933      1,407,551
   01/01/2007 to 12/31/2007...........  $10.84933    $11.58366      5,234,843
   01/01/2008 to 12/31/2008...........  $11.58366    $ 8.08498      4,799,295
   01/01/2009 to 12/31/2009...........  $ 8.08498    $ 9.75872      4,918,514
   01/01/2010 to 12/31/2010...........  $ 9.75872    $10.72990      4,805,610
   01/01/2011 to 12/31/2011...........  $10.72990    $10.37669      4,302,186
   01/01/2012 to 12/31/2012...........  $10.37669    $11.42526      4,177,623
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99767    $ 9.13787        123,178
   01/01/2012 to 12/31/2012...........  $ 9.13787    $10.00940        131,011
AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.52053    $12.71928              0
   01/01/2007 to 12/31/2007...........  $12.71928    $12.59690              0
   01/01/2008 to 12/31/2008...........  $12.59690    $ 7.73169              0
   01/01/2009 to 12/31/2009...........  $ 7.73169    $ 8.95107            179
   01/01/2010 to 12/31/2010...........  $ 8.95107    $ 9.85304            241
   01/01/2011 to 12/31/2011...........  $ 9.85304    $ 9.59855          2,850
   01/01/2012 to 12/31/2012...........  $ 9.59855    $10.65551            222
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99883    $ 9.34895              0
   01/01/2010 to 12/31/2010...........  $ 9.34895    $10.12019              0
   01/01/2011 to 12/31/2011...........  $10.12019    $10.86255              0
   01/01/2012 to 12/31/2012...........  $10.86255    $11.07639              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99826    $12.00012              0
   01/01/2009 to 12/31/2009...........  $12.00012    $11.03670              0
   01/01/2010 to 12/31/2010...........  $11.03670    $12.01294              0
   01/01/2011 to 12/31/2011...........  $12.01294    $13.35765              0
   01/01/2012 to 12/31/2012...........  $13.35765    $13.82354              0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99826    $12.06868              0
   01/01/2009 to 12/31/2009...........  $12.06868    $10.90486              0
   01/01/2010 to 12/31/2010...........  $10.90486    $11.88816          1,310
   01/01/2011 to 12/31/2011...........  $11.88816    $13.49739          1,606
   01/01/2012 to 12/31/2012...........  $13.49739    $13.98700          1,112
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99883    $ 8.76162              0
   01/01/2010 to 12/31/2010...........  $ 8.76162    $ 9.59316         84,417
   01/01/2011 to 12/31/2011...........  $ 9.59316    $11.14555              0
   01/01/2012 to 12/31/2012...........  $11.14555    $11.60016            574
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99767    $10.97418         72,408
   01/01/2011 to 12/31/2011...........  $10.97418    $12.92454        749,325
   01/01/2012 to 12/31/2012...........  $12.92454    $13.51172        274,620
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99825    $11.98335        287,319
   01/01/2012 to 12/31/2012...........  $11.98335    $12.41671        417,896
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99767    $10.36658        181,760
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.50780    $11.13289      4,496,419
   01/01/2007 to 12/31/2007...........  $11.13289    $11.95767     16,419,372
   01/01/2008 to 12/31/2008...........  $11.95767    $ 7.61582     11,788,190
   01/01/2009 to 12/31/2009...........  $ 7.61582    $ 9.34393     11,925,399
   01/01/2010 to 12/31/2010...........  $ 9.34393    $10.37074     11,755,291
   01/01/2011 to 12/31/2011...........  $10.37074    $ 9.90639     10,791,513
   01/01/2012 to 12/31/2012...........  $ 9.90639    $11.02837     10,136,164
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08097    $ 7.32380        172,253
   01/01/2009 to 12/31/2009...........  $ 7.32380    $ 8.84650        227,014
   01/01/2010 to 12/31/2010...........  $ 8.84650    $ 9.69251        306,433
   01/01/2011 to 12/31/2011...........  $ 9.69251    $ 9.31643        325,732
   01/01/2012 to 12/31/2012...........  $ 9.31643    $10.05781        337,244
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.11328    $16.02423              0
   01/01/2007 to 12/31/2007...........  $16.02423    $12.55783              0
   01/01/2008 to 12/31/2008...........  $12.55783    $ 7.98401              0
   01/01/2009 to 12/31/2009...........  $ 7.98401    $10.31138          1,515
   01/01/2010 to 12/31/2010...........  $10.31138    $12.99078          7,457
   01/01/2011 to 12/31/2011...........  $12.99078    $13.55593          3,278
   01/01/2012 to 12/31/2012...........  $13.55593    $15.30693          3,772
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.22169    $11.71792              0
   01/01/2007 to 12/31/2007...........  $11.71792    $ 9.43198              0
   01/01/2008 to 07/18/2008...........  $ 9.43198    $ 8.61999              0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.16315    $12.06616              0
   01/01/2007 to 12/31/2007...........  $12.06616    $13.13512              0
   01/01/2008 to 12/31/2008...........  $13.13512    $ 7.18873              0
   01/01/2009 to 12/31/2009...........  $ 7.18873    $ 9.33599          8,313
   01/01/2010 to 12/31/2010...........  $ 9.33599    $12.11421         12,965
   01/01/2011 to 12/31/2011...........  $12.11421    $10.30454          9,086
   01/01/2012 to 12/31/2012...........  $10.30454    $12.11213         12,705
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10348    $ 7.48354         51,262
   01/01/2009 to 12/31/2009...........  $ 7.48354    $ 8.88137         77,911
   01/01/2010 to 12/31/2010...........  $ 8.88137    $ 9.85295        145,351
   01/01/2011 to 12/31/2011...........  $ 9.85295    $ 9.40740        140,822
   01/01/2012 to 12/31/2012...........  $ 9.40740    $10.46483        141,677

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04361    $10.54213       662,361
   01/01/2007 to 12/31/2007...........  $10.54213    $11.20213     2,542,989
   01/01/2008 to 12/31/2008...........  $11.20213    $ 7.18420     2,005,436
   01/01/2009 to 12/31/2009...........  $ 7.18420    $ 8.71044     2,135,557
   01/01/2010 to 12/31/2010...........  $ 8.71044    $ 9.75195     2,115,980
   01/01/2011 to 12/31/2011...........  $ 9.75195    $ 9.40336     1,891,589
   01/01/2012 to 12/31/2012...........  $ 9.40336    $10.18410     1,882,053
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16332    $10.44382       814,698
   01/01/2007 to 12/31/2007...........  $10.44382    $11.39013     3,857,971
   01/01/2008 to 12/31/2008...........  $11.39013    $ 6.61081     2,981,775
   01/01/2009 to 12/31/2009...........  $ 6.61081    $ 8.15269     3,151,258
   01/01/2010 to 12/31/2010...........  $ 8.15269    $ 9.49915     3,107,509
   01/01/2011 to 12/31/2011...........  $ 9.49915    $ 8.72164     2,958,356
   01/01/2012 to 12/31/2012...........  $ 8.72164    $ 9.64095     2,931,572
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99826    $ 7.45733        97,557
   01/01/2009 to 11/13/2009...........  $ 7.45733    $ 8.30710             0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99826    $10.71445       278,408
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17493    $ 6.10058             0
   01/01/2009 to 12/31/2009...........  $ 6.10058    $ 8.06833         1,440
   01/01/2010 to 12/31/2010...........  $ 8.06833    $ 9.49404         2,135
   01/01/2011 to 12/31/2011...........  $ 9.49404    $ 8.82617         1,027
   01/01/2012 to 12/31/2012...........  $ 8.82617    $10.95611         1,501
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.21585    $11.54033             0
   01/01/2007 to 12/31/2007...........  $11.54033    $12.87688             0
   01/01/2008 to 12/31/2008...........  $12.87688    $ 7.52930             0
   01/01/2009 to 12/31/2009...........  $ 7.52930    $11.01183        12,171
   01/01/2010 to 12/31/2010...........  $11.01183    $11.88909        11,972
   01/01/2011 to 12/31/2011...........  $11.88909    $11.17858         4,246
   01/01/2012 to 12/31/2012...........  $11.17858    $13.10590         5,627
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.62847    $11.74026             0
   01/01/2007 to 12/31/2007...........  $11.74026    $12.08115             0
   01/01/2008 to 12/31/2008...........  $12.08115    $ 7.01424             0
   01/01/2009 to 12/31/2009...........  $ 7.01424    $ 8.18418         4,544
   01/01/2010 to 12/31/2010...........  $ 8.18418    $ 9.04440         5,035
   01/01/2011 to 12/31/2011...........  $ 9.04440    $ 8.36561         2,404
   01/01/2012 to 12/31/2012...........  $ 8.36561    $ 9.79991         2,697
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.09667    $10.96352             0
   01/01/2007 to 12/31/2007...........  $10.96352    $12.80795             0
   01/01/2008 to 12/31/2008...........  $12.80795    $ 7.42328             0
   01/01/2009 to 12/31/2009...........  $ 7.42328    $11.41627        12,988
   01/01/2010 to 12/31/2010...........  $11.41627    $13.39182        16,762
   01/01/2011 to 12/31/2011...........  $13.39182    $12.71994         8,299
   01/01/2012 to 12/31/2012...........  $12.71994    $14.89424        11,302
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03314    $ 7.62336             0
   01/01/2009 to 12/31/2009...........  $ 7.62336    $ 9.46659         9,261
   01/01/2010 to 12/31/2010...........  $ 9.46659    $11.74810        15,867
   01/01/2011 to 12/31/2011...........  $11.74810    $11.65091         5,903
   01/01/2012 to 12/31/2012...........  $11.65091    $13.19484         5,377
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.06856    $10.60878             0
   01/01/2007 to 12/31/2007...........  $10.60878    $10.64201             0
   01/01/2008 to 12/31/2008...........  $10.64201    $ 7.75677             0
   01/01/2009 to 12/31/2009...........  $ 7.75677    $10.29318         6,203
   01/01/2010 to 12/31/2010...........  $10.29318    $11.43698         5,440
   01/01/2011 to 12/31/2011...........  $11.43698    $11.55188         3,205
   01/01/2012 to 12/31/2012...........  $11.55188    $12.87737         3,425

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08915    $ 7.59217       147,930
   01/01/2009 to 12/31/2009...........  $ 7.59217    $ 9.17026       180,458
   01/01/2010 to 12/31/2010...........  $ 9.17026    $10.01855       175,746
   01/01/2011 to 12/31/2011...........  $10.01855    $ 9.75834       153,094
   01/01/2012 to 12/31/2012...........  $ 9.75834    $10.52024       177,283
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99177    $10.57369             0
   01/01/2007 to 12/31/2007...........  $10.57369    $12.32194             0
   01/01/2008 to 12/31/2008...........  $12.32194    $ 6.00307             0
   01/01/2009 to 12/31/2009...........  $ 6.00307    $ 7.95060         6,285
   01/01/2010 to 12/31/2010...........  $ 7.95060    $ 8.91178         9,775
   01/01/2011 to 12/31/2011...........  $ 8.91178    $ 7.59690         3,070
   01/01/2012 to 12/31/2012...........  $ 7.59690    $ 8.95135         4,045
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.00992    $10.83593             0
   01/01/2007 to 12/31/2007...........  $10.83593    $12.49528             0
   01/01/2008 to 12/31/2008...........  $12.49528    $ 6.84949             0
   01/01/2009 to 12/31/2009...........  $ 6.84949    $ 8.75042         6,266
   01/01/2010 to 12/31/2010...........  $ 8.75042    $ 9.51572         5,026
   01/01/2011 to 12/31/2011...........  $ 9.51572    $ 8.14664         1,987
   01/01/2012 to 12/31/2012...........  $ 8.14664    $ 9.30490         3,151
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11166    $ 7.11750        74,112
   01/01/2009 to 12/31/2009...........  $ 7.11750    $ 8.82580       159,340
   01/01/2010 to 12/31/2010...........  $ 8.82580    $ 9.83405       224,639
   01/01/2011 to 12/31/2011...........  $ 9.83405    $ 9.57260       159,150
   01/01/2012 to 12/31/2012...........  $ 9.57260    $10.64380       202,323
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.92161    $11.51373             0
   01/01/2007 to 12/31/2007...........  $11.51373    $11.48901       666,826
   01/01/2008 to 12/31/2008...........  $11.48901    $ 9.26576     1,346,293
   01/01/2009 to 12/31/2009...........  $ 9.26576    $11.06807     1,367,029
   01/01/2010 to 12/31/2010...........  $11.06807    $11.62819     1,313,997
   01/01/2011 to 12/31/2011...........  $11.62819    $11.41042     1,230,668
   01/01/2012 to 12/31/2012...........  $11.41042    $12.36735     1,209,849
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08364    $10.28433         1,439
   01/01/2010 to 12/31/2010...........  $10.28433    $11.20726         4,975
   01/01/2011 to 12/31/2011...........  $11.20726    $11.04434         1,358
   01/01/2012 to 12/31/2012...........  $11.04434    $12.45348         1,816
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14502    $10.29414         1,054
   01/01/2010 to 12/31/2010...........  $10.29414    $11.46057         2,471
   01/01/2011 to 12/31/2011...........  $11.46057    $10.56090           485
   01/01/2012 to 12/31/2012...........  $10.56090    $11.70643           608
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.08901    $12.75684             0
   01/01/2007 to 12/31/2007...........  $12.75684    $13.66576             0
   01/01/2008 to 12/31/2008...........  $13.66576    $ 7.84189             0
   01/01/2009 to 12/31/2009...........  $ 7.84189    $10.43150         3,119
   01/01/2010 to 12/31/2010...........  $10.43150    $10.94417         6,612
   01/01/2011 to 12/31/2011...........  $10.94417    $ 9.73366         2,765
   01/01/2012 to 12/31/2012...........  $ 9.73366    $11.61603         4,536
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.06145    $12.19503             0
   01/01/2007 to 12/31/2007...........  $12.19503    $11.58035             0
   01/01/2008 to 12/31/2008...........  $11.58035    $ 6.63284             0
   01/01/2009 to 12/31/2009...........  $ 6.63284    $ 7.75509         1,917
   01/01/2010 to 12/31/2010...........  $ 7.75509    $ 8.59095         2,684
   01/01/2011 to 12/31/2011...........  $ 8.59095    $ 8.05852         1,122
   01/01/2012 to 12/31/2012...........  $ 8.05852    $ 9.22079         1,407

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.19371    $10.65342            0
   01/01/2007 to 12/31/2007...........  $10.65342    $11.06283            0
   01/01/2008 to 12/31/2008...........  $11.06283    $ 8.31161            0
   01/01/2009 to 12/31/2009...........  $ 8.31161    $10.95231          689
   01/01/2010 to 12/31/2010...........  $10.95231    $12.16009          547
   01/01/2011 to 12/31/2011...........  $12.16009    $13.11538        1,239
   01/01/2012 to 12/31/2012...........  $13.11538    $13.60028        9,069
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.13415    $11.40202            0
   01/01/2007 to 12/31/2007...........  $11.40202    $12.83108            0
   01/01/2008 to 12/31/2008...........  $12.83108    $ 7.07655            0
   01/01/2009 to 12/31/2009...........  $ 7.07655    $ 8.98924        1,694
   01/01/2010 to 12/31/2010...........  $ 8.98924    $10.53837       10,782
   01/01/2011 to 12/31/2011...........  $10.53837    $10.22269        5,139
   01/01/2012 to 12/31/2012...........  $10.22269    $11.23474        6,538
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.42528    $12.70063            0
   01/01/2007 to 12/31/2007...........  $12.70063    $13.60069            0
   01/01/2008 to 12/31/2008...........  $13.60069    $ 8.78861            0
   01/01/2009 to 12/31/2009...........  $ 8.78861    $11.31440        4,297
   01/01/2010 to 12/31/2010...........  $11.31440    $12.41066        4,660
   01/01/2011 to 12/31/2011...........  $12.41066    $11.76918        2,281
   01/01/2012 to 12/31/2012...........  $11.76918    $14.18000        3,263
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.03769    $11.50591            0
   01/01/2007 to 12/31/2007...........  $11.50591    $12.96421            0
   01/01/2008 to 12/31/2008...........  $12.96421    $ 8.08374            0
   01/01/2009 to 12/31/2009...........  $ 8.08374    $ 9.83697        2,118
   01/01/2010 to 12/31/2010...........  $ 9.83697    $10.86121        4,940
   01/01/2011 to 12/31/2011...........  $10.86121    $10.56972        2,353
   01/01/2012 to 12/31/2012...........  $10.56972    $12.11467        3,030
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99826    $10.17925            0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.04019    $11.53375            0
   01/01/2007 to 12/31/2007...........  $11.53375    $11.60037            0
   01/01/2008 to 12/31/2008...........  $11.60037    $ 7.02641            0
   01/01/2009 to 12/31/2009...........  $ 7.02641    $ 9.55328        2,050
   01/01/2010 to 12/31/2010...........  $ 9.55328    $11.56022        1,739
   01/01/2011 to 12/31/2011...........  $11.56022    $10.92663        1,018
   01/01/2012 to 12/31/2012...........  $10.92663    $12.66562        1,170
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99943    $10.17783            0
   01/01/2007 to 12/31/2007...........  $10.17783    $10.45102            0
   01/01/2008 to 12/31/2008...........  $10.45102    $10.48777            0
   01/01/2009 to 12/31/2009...........  $10.48777    $10.29201        4,679
   01/01/2010 to 12/31/2010...........  $10.29201    $10.07791        1,595
   01/01/2011 to 12/31/2011...........  $10.07791    $ 9.86837        2,091
   01/01/2012 to 12/31/2012...........  $ 9.86837    $ 9.66107        5,370
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.64597    $11.75586            0
   01/01/2007 to 12/31/2007...........  $11.75586    $11.87182            0
   01/01/2008 to 12/31/2008...........  $11.87182    $ 6.71043            0
   01/01/2009 to 12/31/2009...........  $ 6.71043    $ 9.23915        2,923
   01/01/2010 to 12/31/2010...........  $ 9.23915    $11.16454       13,826
   01/01/2011 to 12/31/2011...........  $11.16454    $10.65842        6,220
   01/01/2012 to 12/31/2012...........  $10.65842    $12.22088        5,484
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02816    $10.06271            0
   01/01/2012 to 12/31/2012...........  $10.06271    $10.33058           83

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.35009    $12.60819             0
   01/01/2007 to 12/31/2007...........  $12.60819    $15.08190             0
   01/01/2008 to 12/31/2008...........  $15.08190    $ 8.38847             0
   01/01/2009 to 12/31/2009...........  $ 8.38847    $10.65813         6,503
   01/01/2010 to 12/31/2010...........  $10.65813    $13.42615         5,260
   01/01/2011 to 12/31/2011...........  $13.42615    $13.36567         4,752
   01/01/2012 to 12/31/2012...........  $13.36567    $14.70405         7,025
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.48889    $10.83586             0
   01/01/2007 to 12/31/2007...........  $10.83586    $12.59164             0
   01/01/2008 to 12/31/2008...........  $12.59164    $ 7.08274             0
   01/01/2009 to 12/31/2009...........  $ 7.08274    $ 8.49810         2,902
   01/01/2010 to 12/31/2010...........  $ 8.49810    $10.00545        10,445
   01/01/2011 to 04/29/2011...........  $10.00545    $11.20572             0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99826    $10.29125         5,618
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10100    $ 5.56220             0
   01/01/2009 to 12/31/2009...........  $ 5.56220    $ 9.06699        23,395
   01/01/2010 to 12/31/2010...........  $ 9.06699    $10.85299        37,290
   01/01/2011 to 12/31/2011...........  $10.85299    $ 8.47100        11,321
   01/01/2012 to 12/31/2012...........  $ 8.47100    $ 9.77928        16,660
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.02208    $10.18235             0
   01/01/2007 to 12/31/2007...........  $10.18235    $10.64459             0
   01/01/2008 to 12/31/2008...........  $10.64459    $10.53674             0
   01/01/2009 to 12/31/2009...........  $10.53674    $11.37025         1,056
   01/01/2010 to 12/31/2010...........  $11.37025    $11.56490           955
   01/01/2011 to 12/31/2011...........  $11.56490    $11.57644         3,229
   01/01/2012 to 12/31/2012...........  $11.57644    $11.86441            72
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97090    $10.27161             0
   01/01/2007 to 12/31/2007...........  $10.27161    $10.88965             0
   01/01/2008 to 12/31/2008...........  $10.88965    $10.41948             0
   01/01/2009 to 12/31/2009...........  $10.41948    $11.88583        36,136
   01/01/2010 to 12/31/2010...........  $11.88583    $12.53367        68,225
   01/01/2011 to 12/31/2011...........  $12.53367    $12.66037        38,568
   01/01/2012 to 12/31/2012...........  $12.66037    $13.54882        36,496
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.19055    $10.60497       535,175
   01/01/2007 to 12/31/2007...........  $10.60497    $11.28575     1,344,079
   01/01/2008 to 12/31/2008...........  $11.28575    $ 8.89526     2,382,521
   01/01/2009 to 12/31/2009...........  $ 8.89526    $10.45297     2,632,891
   01/01/2010 to 12/31/2010...........  $10.45297    $11.31482     2,806,427
   01/01/2011 to 12/31/2011...........  $11.31482    $11.18744     2,787,380
   01/01/2012 to 12/31/2012...........  $11.18744    $12.08780     2,965,579

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01817    $10.06259             0
   01/01/2012 to 12/31/2012...........  $10.06259    $10.55085            82
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.62248    $11.42056             0
   01/01/2007 to 12/31/2007...........  $11.42056    $11.41173             0
   01/01/2008 to 12/31/2008...........  $11.41173    $ 6.84612             0
   01/01/2009 to 12/31/2009...........  $ 6.84612    $ 8.16461           911
   01/01/2010 to 12/31/2010...........  $ 8.16461    $ 9.19572         5,022
   01/01/2011 to 12/31/2011...........  $ 9.19572    $ 9.31379         2,191
   01/01/2012 to 12/31/2012...........  $ 9.31379    $10.83195         2,506
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99825    $ 8.87224             0
   01/01/2012 to 12/31/2012...........  $ 8.87224    $ 9.82808        27,035
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09915    $ 6.67683       132,685
   01/01/2009 to 12/31/2009...........  $ 6.67683    $ 8.29136       185,016
   01/01/2010 to 12/31/2010...........  $ 8.29136    $ 9.28112       269,568
   01/01/2011 to 12/31/2011...........  $ 9.28112    $ 8.86895       246,919
   01/01/2012 to 12/31/2012...........  $ 8.86895    $10.06261       277,585
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.45139    $11.03272             0
   01/01/2007 to 12/31/2007...........  $11.03272    $11.76249       253,263
   01/01/2008 to 12/31/2008...........  $11.76249    $ 8.03826       362,000
   01/01/2009 to 12/31/2009...........  $ 8.03826    $10.02627       485,785
   01/01/2010 to 12/31/2010...........  $10.02627    $10.97475       524,465
   01/01/2011 to 12/31/2011...........  $10.97475    $10.38093       509,329
   01/01/2012 to 12/31/2012...........  $10.38093    $11.29392       490,801
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90474    $ 9.88267             0
   01/01/2007 to 12/31/2007...........  $ 9.88267    $10.36529             0
   01/01/2008 to 12/31/2008...........  $10.36529    $ 6.59557             0
   01/01/2009 to 12/31/2009...........  $ 6.59557    $ 8.64603         1,131
   01/01/2010 to 12/31/2010...........  $ 8.64603    $11.54673         2,961
   01/01/2011 to 12/31/2011...........  $11.54673    $11.19338         5,290
   01/01/2012 to 12/31/2012...........  $11.19338    $12.29157         7,928
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.93965    $12.46359             0
   01/01/2007 to 12/31/2007...........  $12.46359    $11.51553             0
   01/01/2008 to 12/31/2008...........  $11.51553    $ 7.92294             0
   01/01/2009 to 12/31/2009...........  $ 7.92294    $ 9.85035         4,057
   01/01/2010 to 12/31/2010...........  $ 9.85035    $12.14978         4,393
   01/01/2011 to 12/31/2011...........  $12.14978    $11.18351         1,973
   01/01/2012 to 12/31/2012...........  $11.18351    $12.93597         2,140
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.68518    $11.35981        40,367
   01/01/2007 to 12/31/2007...........  $11.35981    $11.82256     2,111,934
   01/01/2008 to 12/31/2008...........  $11.82256    $ 8.57089     1,594,583
   01/01/2009 to 12/31/2009...........  $ 8.57089    $10.41585     1,723,559
   01/01/2010 to 12/31/2010...........  $10.41585    $11.37298     1,812,690
   01/01/2011 to 12/31/2011...........  $11.37298    $11.35486     1,727,428
   01/01/2012 to 12/31/2012...........  $11.35486    $12.61577     1,857,530
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.00032    $12.20210             0
   01/01/2007 to 12/31/2007...........  $12.20210    $11.51791             0
   01/01/2008 to 12/31/2008...........  $11.51791    $ 6.55256             0
   01/01/2009 to 12/31/2009...........  $ 6.55256    $ 7.94114           840
   01/01/2010 to 12/31/2010...........  $ 7.94114    $ 8.80362         2,665
   01/01/2011 to 12/31/2011...........  $ 8.80362    $ 8.47732         1,523
   01/01/2012 to 12/31/2012...........  $ 8.47732    $ 9.73017         1,859

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.52835    $ 9.79265            0
   01/01/2007 to 12/31/2007...........  $ 9.79265    $10.51014            0
   01/01/2008 to 12/31/2008...........  $10.51014    $10.03832            0
   01/01/2009 to 12/31/2009...........  $10.03832    $11.01755        8,692
   01/01/2010 to 12/31/2010...........  $11.01755    $11.40516        8,166
   01/01/2011 to 12/31/2011...........  $11.40516    $11.62600        5,032
   01/01/2012 to 12/31/2012...........  $11.62600    $11.97556        5,387
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93977    $10.43471            0
   01/01/2007 to 12/31/2007...........  $10.43471    $11.05504            0
   01/01/2008 to 12/31/2008...........  $11.05504    $ 6.43180            0
   01/01/2009 to 12/31/2009...........  $ 6.43180    $ 9.65708        7,231
   01/01/2010 to 12/31/2010...........  $ 9.65708    $10.94866        7,600
   01/01/2011 to 12/31/2011...........  $10.94866    $10.53687        4,208
   01/01/2012 to 12/31/2012...........  $10.53687    $12.12848        5,446
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.73591    $13.26331            0
   01/01/2007 to 12/31/2007...........  $13.26331    $18.24214            0
   01/01/2008 to 12/31/2008...........  $18.24214    $ 8.93123            0
   01/01/2009 to 12/31/2009...........  $ 8.93123    $13.05802       22,340
   01/01/2010 to 12/31/2010...........  $13.05802    $15.39811       42,014
   01/01/2011 to 12/31/2011...........  $15.39811    $12.82550       10,499
   01/01/2012 to 12/31/2012...........  $12.82550    $13.00913       14,660
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.62670    $11.31844            0
   01/01/2007 to 12/31/2007...........  $11.31844    $12.13812            0
   01/01/2008 to 12/31/2008...........  $12.13812    $ 6.85286            0
   01/01/2009 to 12/31/2009...........  $ 6.85286    $ 8.61586       65,688
   01/01/2010 to 12/31/2010...........  $ 8.61586    $ 9.66907       59,466
   01/01/2011 to 12/31/2011...........  $ 9.66907    $ 9.13871       38,362
   01/01/2012 to 12/31/2012...........  $ 9.13871    $ 9.93078       61,019
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99825    $ 9.97382            0
   01/01/2008 to 12/31/2008...........  $ 9.97382    $ 9.25507            0
   01/01/2009 to 12/31/2009...........  $ 9.25507    $10.11398       15,182
   01/01/2010 to 12/31/2010...........  $10.11398    $10.67324       17,950
   01/01/2011 to 12/31/2011...........  $10.67324    $11.07849        9,470
   01/01/2012 to 12/31/2012...........  $11.07849    $11.69664       11,322
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07798    $ 6.62220      167,263
   01/01/2009 to 12/31/2009...........  $ 6.62220    $ 8.43190      241,031
   01/01/2010 to 12/31/2010...........  $ 8.43190    $ 9.09971      350,791
   01/01/2011 to 12/31/2011...........  $ 9.09971    $ 8.75962      312,231
   01/01/2012 to 09/21/2012...........  $ 8.75962    $ 9.78063            0

* Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: SPOUSAL LIFETIME FIVE INCOME BENEFIT ONLY (2.30%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.38254    $10.93964     1,600,148
   01/01/2007 to 12/31/2007...........  $10.93964    $11.67705     3,537,461
   01/01/2008 to 12/31/2008...........  $11.67705    $ 7.78101     3,650,928
   01/01/2009 to 12/31/2009...........  $ 7.78101    $ 9.45889     4,634,630
   01/01/2010 to 12/31/2010...........  $ 9.45889    $10.35258     5,137,364
   01/01/2011 to 12/31/2011...........  $10.35258    $ 9.85110     4,511,499
   01/01/2012 to 12/31/2012...........  $ 9.85110    $10.83936     4,512,237
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14153    $10.60866       424,382
   01/01/2007 to 12/31/2007...........  $10.60866    $11.35477       863,059
   01/01/2008 to 12/31/2008...........  $11.35477    $ 7.79118     1,109,886
   01/01/2009 to 12/31/2009...........  $ 7.79118    $ 9.61143     1,777,502
   01/01/2010 to 12/31/2010...........  $ 9.61143    $10.68319     2,019,590
   01/01/2011 to 12/31/2011...........  $10.68319    $10.45514     1,914,200
   01/01/2012 to 12/31/2012...........  $10.45514    $11.61448     2,135,086
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.67819    $11.74441             0
   01/01/2007 to 12/31/2007...........  $11.74441    $11.46666             0
   01/01/2008 to 12/31/2008...........  $11.46666    $ 7.31404             0
   01/01/2009 to 12/31/2009...........  $ 7.31404    $ 8.42035        31,911
   01/01/2010 to 12/31/2010...........  $ 8.42035    $ 9.37086        45,310
   01/01/2011 to 12/31/2011...........  $ 9.37086    $ 9.48765        45,137
   01/01/2012 to 05/04/2012...........  $ 9.48765    $10.28723             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.33300    $10.83221       472,641
   01/01/2007 to 12/31/2007...........  $10.83221    $11.54845     1,257,388
   01/01/2008 to 12/31/2008...........  $11.54845    $ 8.04854     1,540,491
   01/01/2009 to 12/31/2009...........  $ 8.04854    $ 9.70059     3,064,712
   01/01/2010 to 12/31/2010...........  $ 9.70059    $10.65023     3,948,773
   01/01/2011 to 12/31/2011...........  $10.65023    $10.28464     3,425,837
   01/01/2012 to 12/31/2012...........  $10.28464    $11.30707     3,544,040
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99751    $ 9.12885        80,984
   01/01/2012 to 12/31/2012...........  $ 9.12885    $ 9.98474        84,304
AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.50126    $12.68570             0
   01/01/2007 to 12/31/2007...........  $12.68570    $12.54510             0
   01/01/2008 to 12/31/2008...........  $12.54510    $ 7.68854             0
   01/01/2009 to 12/31/2009...........  $ 7.68854    $ 8.88795        22,055
   01/01/2010 to 12/31/2010...........  $ 8.88795    $ 9.76915        27,202
   01/01/2011 to 12/31/2011...........  $ 9.76915    $ 9.50286        16,188
   01/01/2012 to 12/31/2012...........  $ 9.50286    $10.53358        19,902

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.50138    $11.11514     1,819,256
   01/01/2007 to 12/31/2007...........  $11.11514    $11.92105     3,806,864
   01/01/2008 to 12/31/2008...........  $11.92105    $ 7.58135     3,824,505
   01/01/2009 to 12/31/2009...........  $ 7.58135    $ 9.28814     5,711,545
   01/01/2010 to 12/31/2010...........  $ 9.28814    $10.29386     6,530,490
   01/01/2011 to 12/31/2011...........  $10.29386    $ 9.81857     5,407,760
   01/01/2012 to 12/31/2012...........  $ 9.81857    $10.91458     5,748,233
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08093    $ 7.31661         6,340
   01/01/2009 to 12/31/2009...........  $ 7.31661    $ 8.82485       737,299
   01/01/2010 to 12/31/2010...........  $ 8.82485    $ 9.65463     1,444,005
   01/01/2011 to 12/31/2011...........  $ 9.65463    $ 9.26641     1,175,865
   01/01/2012 to 12/31/2012...........  $ 9.26641    $ 9.98915     1,264,108
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.09141    $15.98198             0
   01/01/2007 to 12/31/2007...........  $15.98198    $12.50625             0
   01/01/2008 to 12/31/2008...........  $12.50625    $ 7.93961             0
   01/01/2009 to 12/31/2009...........  $ 7.93961    $10.23905        13,457
   01/01/2010 to 12/31/2010...........  $10.23905    $12.88076        18,915
   01/01/2011 to 12/31/2011...........  $12.88076    $13.42144        29,148
   01/01/2012 to 12/31/2012...........  $13.42144    $15.13273        30,903
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.20289    $11.68686             0
   01/01/2007 to 12/31/2007...........  $11.68686    $ 9.39302             0
   01/01/2008 to 07/18/2008...........  $ 9.39302    $ 8.57750             0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.14275    $12.03427             0
   01/01/2007 to 12/31/2007...........  $12.03427    $13.08104             0
   01/01/2008 to 12/31/2008...........  $13.08104    $ 7.14856             0
   01/01/2009 to 12/31/2009...........  $ 7.14856    $ 9.27013        13,008
   01/01/2010 to 12/31/2010...........  $ 9.27013    $12.01118        17,888
   01/01/2011 to 12/31/2011...........  $12.01118    $10.20193        29,595
   01/01/2012 to 12/31/2012...........  $10.20193    $11.97389        31,151
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10344    $ 7.47620             0
   01/01/2009 to 12/31/2009...........  $ 7.47620    $ 8.85972       106,110
   01/01/2010 to 12/31/2010...........  $ 8.85972    $ 9.81450       239,549
   01/01/2011 to 12/31/2011...........  $ 9.81450    $ 9.35692       186,134
   01/01/2012 to 12/31/2012...........  $ 9.35692    $10.39334       233,489
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04179    $10.53003       373,790
   01/01/2007 to 12/31/2007...........  $10.53003    $11.17279       652,819
   01/01/2008 to 12/31/2008...........  $11.17279    $ 7.15487       684,409
   01/01/2009 to 12/31/2009...........  $ 7.15487    $ 8.66215       970,053
   01/01/2010 to 12/31/2010...........  $ 8.66215    $ 9.68378     1,094,089
   01/01/2011 to 12/31/2011...........  $ 9.68378    $ 9.32398       998,738
   01/01/2012 to 12/31/2012...........  $ 9.32398    $10.08333     1,031,065
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16144    $10.43165       283,763
   01/01/2007 to 12/31/2007...........  $10.43165    $11.36002       659,236
   01/01/2008 to 12/31/2008...........  $11.36002    $ 6.58367       655,583
   01/01/2009 to 12/31/2009...........  $ 6.58367    $ 8.10732     1,532,700
   01/01/2010 to 12/31/2010...........  $ 8.10732    $ 9.43250     1,911,779
   01/01/2011 to 12/31/2011...........  $ 9.43250    $ 8.64767     1,594,603
   01/01/2012 to 12/31/2012...........  $ 8.64767    $ 9.54508     1,783,198
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99814    $ 7.45232        12,613
   01/01/2009 to 11/13/2009...........  $ 7.45232    $ 8.29100             0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99814    $10.70381     1,597,720

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17481    $ 6.09650            0
   01/01/2009 to 12/31/2009...........  $ 6.09650    $ 8.05116       11,445
   01/01/2010 to 12/31/2010...........  $ 8.05116    $ 9.46002       24,643
   01/01/2011 to 12/31/2011...........  $ 9.46002    $ 8.78163       19,788
   01/01/2012 to 12/31/2012...........  $ 8.78163    $10.88468       22,310
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.19701    $11.50977            0
   01/01/2007 to 12/31/2007...........  $11.50977    $12.82386            0
   01/01/2008 to 12/31/2008...........  $12.82386    $ 7.48722            0
   01/01/2009 to 12/31/2009...........  $ 7.48722    $10.93431       43,192
   01/01/2010 to 12/31/2010...........  $10.93431    $11.78814       53,396
   01/01/2011 to 12/31/2011...........  $11.78814    $11.06745       52,648
   01/01/2012 to 12/31/2012...........  $11.06745    $12.95645       58,705
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.61064    $11.70917            0
   01/01/2007 to 12/31/2007...........  $11.70917    $12.03143            0
   01/01/2008 to 12/31/2008...........  $12.03143    $ 6.97511            0
   01/01/2009 to 12/31/2009...........  $ 6.97511    $ 8.12654       39,583
   01/01/2010 to 12/31/2010...........  $ 8.12654    $ 8.96759       72,779
   01/01/2011 to 12/31/2011...........  $ 8.96759    $ 8.28237       36,851
   01/01/2012 to 12/31/2012...........  $ 8.28237    $ 9.68809       42,794
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.07819    $10.93456            0
   01/01/2007 to 12/31/2007...........  $10.93456    $12.75534            0
   01/01/2008 to 12/31/2008...........  $12.75534    $ 7.38191            0
   01/01/2009 to 12/31/2009...........  $ 7.38191    $11.33587       50,108
   01/01/2010 to 12/31/2010...........  $11.33587    $13.27803       74,901
   01/01/2011 to 12/31/2011...........  $13.27803    $12.59342       48,591
   01/01/2012 to 12/31/2012...........  $12.59342    $14.72440       80,352
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03302    $ 7.61835            0
   01/01/2009 to 12/31/2009...........  $ 7.61835    $ 9.44641       10,566
   01/01/2010 to 12/31/2010...........  $ 9.44641    $11.70578       19,745
   01/01/2011 to 12/31/2011...........  $11.70578    $11.59196       19,295
   01/01/2012 to 12/31/2012...........  $11.59196    $13.10878       22,555
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.05159    $10.58061            0
   01/01/2007 to 12/31/2007...........  $10.58061    $10.59817            0
   01/01/2008 to 12/31/2008...........  $10.59817    $ 7.71350            0
   01/01/2009 to 12/31/2009...........  $ 7.71350    $10.22092       18,211
   01/01/2010 to 12/31/2010...........  $10.22092    $11.33996       28,487
   01/01/2011 to 12/31/2011...........  $11.33996    $11.43711       24,583
   01/01/2012 to 12/31/2012...........  $11.43711    $12.73073       28,637
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08911    $ 7.58468        3,905
   01/01/2009 to 12/31/2009...........  $ 7.58468    $ 9.14789      502,973
   01/01/2010 to 12/31/2010...........  $ 9.14789    $ 9.97940      724,144
   01/01/2011 to 12/31/2011...........  $ 9.97940    $ 9.70594      638,997
   01/01/2012 to 12/31/2012...........  $ 9.70594    $10.44837      664,544
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99165    $10.56332            0
   01/01/2007 to 12/31/2007...........  $10.56332    $12.29178            0
   01/01/2008 to 12/31/2008...........  $12.29178    $ 5.97954            0
   01/01/2009 to 12/31/2009...........  $ 5.97954    $ 7.90775       34,217
   01/01/2010 to 12/31/2010...........  $ 7.90775    $ 8.85072       40,087
   01/01/2011 to 12/31/2011...........  $ 8.85072    $ 7.53378       30,791
   01/01/2012 to 12/31/2012...........  $ 7.53378    $ 8.86389       37,956

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.00980    $10.82527             0
   01/01/2007 to 12/31/2007...........  $10.82527    $12.46444             0
   01/01/2008 to 12/31/2008...........  $12.46444    $ 6.82250             0
   01/01/2009 to 12/31/2009...........  $ 6.82250    $ 8.70312        26,080
   01/01/2010 to 12/31/2010...........  $ 8.70312    $ 9.45037        37,505
   01/01/2011 to 12/31/2011...........  $ 9.45037    $ 8.07874        25,333
   01/01/2012 to 12/31/2012...........  $ 8.07874    $ 9.21373        32,623
AST INVESTMENT GRADE BOND PORTFOLIO
   04/30/2009* to 12/31/2009..........  $10.00000    $10.83253         1,635
   01/01/2010 to 12/31/2010...........  $10.83253    $11.73376         6,091
   01/01/2011 to 12/31/2011...........  $11.73376    $12.89793     3,863,808
   01/01/2012 to 12/31/2012...........  $12.89793    $13.79278     1,572,043
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11162    $ 7.11052         5,574
   01/01/2009 to 12/31/2009...........  $ 7.11052    $ 8.80420       492,765
   01/01/2010 to 12/31/2010...........  $ 8.80420    $ 9.79553       752,454
   01/01/2011 to 12/31/2011...........  $ 9.79553    $ 9.52105       590,661
   01/01/2012 to 12/31/2012...........  $ 9.52105    $10.57078       712,315
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.90341    $11.48321             0
   01/01/2007 to 12/31/2007...........  $11.48321    $11.44173       135,916
   01/01/2008 to 12/31/2008...........  $11.44173    $ 9.21405       389,245
   01/01/2009 to 12/31/2009...........  $ 9.21405    $10.99024       491,443
   01/01/2010 to 12/31/2010...........  $10.99024    $11.52951       515,178
   01/01/2011 to 12/31/2011...........  $11.52951    $11.29693       465,852
   01/01/2012 to 12/31/2012...........  $11.29693    $12.22630       488,641
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08352    $10.28234             0
   01/01/2010 to 12/31/2010...........  $10.28234    $11.18859        12,626
   01/01/2011 to 12/31/2011...........  $11.18859    $11.00994         4,099
   01/01/2012 to 12/31/2012...........  $11.00994    $12.39649         4,790
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14490    $10.29213             0
   01/01/2010 to 12/31/2010...........  $10.29213    $11.44159         5,126
   01/01/2011 to 12/31/2011...........  $11.44159    $10.52792         6,183
   01/01/2012 to 12/31/2012...........  $10.52792    $11.65274         7,894
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.06881    $12.72312             0
   01/01/2007 to 12/31/2007...........  $12.72312    $13.60959             0
   01/01/2008 to 12/31/2008...........  $13.60959    $ 7.79817             0
   01/01/2009 to 12/31/2009...........  $ 7.79817    $10.35804       142,828
   01/01/2010 to 12/31/2010...........  $10.35804    $10.85122        97,893
   01/01/2011 to 12/31/2011...........  $10.85122    $ 9.63698        79,641
   01/01/2012 to 12/31/2012...........  $ 9.63698    $11.48382        88,347
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.04291    $12.16274             0
   01/01/2007 to 12/31/2007...........  $12.16274    $11.53283             0
   01/01/2008 to 12/31/2008...........  $11.53283    $ 6.59589             0
   01/01/2009 to 12/31/2009...........  $ 6.59589    $ 7.70055         7,953
   01/01/2010 to 12/31/2010...........  $ 7.70055    $ 8.51795         4,112
   01/01/2011 to 12/31/2011...........  $ 8.51795    $ 7.97841         2,793
   01/01/2012 to 12/31/2012...........  $ 7.97841    $ 9.11568         2,856
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.17666    $10.62529             0
   01/01/2007 to 12/31/2007...........  $10.62529    $11.01730             0
   01/01/2008 to 12/31/2008...........  $11.01730    $ 8.26531             0
   01/01/2009 to 12/31/2009...........  $ 8.26531    $10.87532        24,230
   01/01/2010 to 12/31/2010...........  $10.87532    $12.05706        31,946
   01/01/2011 to 12/31/2011...........  $12.05706    $12.98528        41,423
   01/01/2012 to 12/31/2012...........  $12.98528    $13.44559        55,025

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.11556    $11.37187            0
   01/01/2007 to 12/31/2007...........  $11.37187    $12.77831            0
   01/01/2008 to 12/31/2008...........  $12.77831    $ 7.03710            0
   01/01/2009 to 12/31/2009...........  $ 7.03710    $ 8.92597      155,405
   01/01/2010 to 12/31/2010...........  $ 8.92597    $10.44883       97,355
   01/01/2011 to 12/31/2011...........  $10.44883    $10.12099       82,837
   01/01/2012 to 12/31/2012...........  $10.12099    $11.10653      100,725
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.40619    $12.66709            0
   01/01/2007 to 12/31/2007...........  $12.66709    $13.54490            0
   01/01/2008 to 12/31/2008...........  $13.54490    $ 8.73970            0
   01/01/2009 to 12/31/2009...........  $ 8.73970    $11.23486       57,798
   01/01/2010 to 12/31/2010...........  $11.23486    $12.30530      124,310
   01/01/2011 to 12/31/2011...........  $12.30530    $11.65219       67,237
   01/01/2012 to 12/31/2012...........  $11.65219    $14.01846      113,194
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.01921    $11.47554            0
   01/01/2007 to 12/31/2007...........  $11.47554    $12.91081            0
   01/01/2008 to 12/31/2008...........  $12.91081    $ 8.03870            0
   01/01/2009 to 12/31/2009...........  $ 8.03870    $ 9.76781        7,646
   01/01/2010 to 12/31/2010...........  $ 9.76781    $10.76895       12,348
   01/01/2011 to 12/31/2011...........  $10.76895    $10.46467       14,878
   01/01/2012 to 12/31/2012...........  $10.46467    $11.97661       15,312
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99814    $10.17373            0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.02184    $11.50338            0
   01/01/2007 to 12/31/2007...........  $11.50338    $11.55277            0
   01/01/2008 to 12/31/2008...........  $11.55277    $ 6.98732            0
   01/01/2009 to 12/31/2009...........  $ 6.98732    $ 9.48619       13,814
   01/01/2010 to 12/31/2010...........  $ 9.48619    $11.46229       17,737
   01/01/2011 to 12/31/2011...........  $11.46229    $10.81819        9,906
   01/01/2012 to 12/31/2012...........  $10.81819    $12.52141        8,944
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99931    $10.16774            0
   01/01/2007 to 12/31/2007...........  $10.16774    $10.42533            0
   01/01/2008 to 12/31/2008...........  $10.42533    $10.44662            0
   01/01/2009 to 12/31/2009...........  $10.44662    $10.23676       21,842
   01/01/2010 to 12/31/2010...........  $10.23676    $10.00912       68,352
   01/01/2011 to 12/31/2011...........  $10.00912    $ 9.78655      141,326
   01/01/2012 to 12/31/2012...........  $ 9.78655    $ 9.56663       94,510
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.62655    $11.72486            0
   01/01/2007 to 12/31/2007...........  $11.72486    $11.82312            0
   01/01/2008 to 12/31/2008...........  $11.82312    $ 6.67312            0
   01/01/2009 to 12/31/2009...........  $ 6.67312    $ 9.17426       90,627
   01/01/2010 to 12/31/2010...........  $ 9.17426    $11.06988       85,558
   01/01/2011 to 12/31/2011...........  $11.06988    $10.55254       65,485
   01/01/2012 to 12/31/2012...........  $10.55254    $12.08173      104,204
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02804    $10.06016          739
   01/01/2012 to 12/31/2012...........  $10.06016    $10.31283       10,806
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.32946    $12.57489            0
   01/01/2007 to 12/31/2007...........  $12.57489    $15.01983            0
   01/01/2008 to 12/31/2008...........  $15.01983    $ 8.34158            0
   01/01/2009 to 12/31/2009...........  $ 8.34158    $10.58299       58,714
   01/01/2010 to 12/31/2010...........  $10.58299    $13.31188      100,724
   01/01/2011 to 12/31/2011...........  $13.31188    $13.23245       11,315
   01/01/2012 to 12/31/2012...........  $13.23245    $14.53608       14,492

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.46967    $10.80728             0
   01/01/2007 to 12/31/2007...........  $10.80728    $12.53991             0
   01/01/2008 to 12/31/2008...........  $12.53991    $ 7.04323             0
   01/01/2009 to 12/31/2009...........  $ 7.04323    $ 8.43830        17,360
   01/01/2010 to 12/31/2010...........  $ 8.43830    $ 9.92054        18,659
   01/01/2011 to 04/29/2011...........  $ 9.92054    $11.10530             0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99814    $10.28113        48,057
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10088    $ 5.55848             0
   01/01/2009 to 12/31/2009...........  $ 5.55848    $ 9.04757       181,323
   01/01/2010 to 12/31/2010...........  $ 9.04757    $10.81385       328,792
   01/01/2011 to 12/31/2011...........  $10.81385    $ 8.42811       104,981
   01/01/2012 to 12/31/2012...........  $ 8.42811    $ 9.71539       134,770
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.00525    $10.15533             0
   01/01/2007 to 12/31/2007...........  $10.15533    $10.60065             0
   01/01/2008 to 12/31/2008...........  $10.60065    $10.47781             0
   01/01/2009 to 12/31/2009...........  $10.47781    $11.29002        29,049
   01/01/2010 to 12/31/2010...........  $11.29002    $11.46655        31,539
   01/01/2011 to 12/31/2011...........  $11.46655    $11.46118        35,983
   01/01/2012 to 12/31/2012...........  $11.46118    $11.72899        37,863
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97078    $10.26154             0
   01/01/2007 to 12/31/2007...........  $10.26154    $10.86301             0
   01/01/2008 to 12/31/2008...........  $10.86301    $10.37888             0
   01/01/2009 to 12/31/2009...........  $10.37888    $11.82223       353,561
   01/01/2010 to 12/31/2010...........  $11.82223    $12.44845       853,716
   01/01/2011 to 12/31/2011...........  $12.44845    $12.55575       603,368
   01/01/2012 to 12/31/2012...........  $12.55575    $13.41715       665,696
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.18438    $10.58832       181,115
   01/01/2007 to 12/31/2007...........  $10.58832    $11.25143       231,885
   01/01/2008 to 12/31/2008...........  $11.25143    $ 8.85527       671,591
   01/01/2009 to 12/31/2009...........  $ 8.85527    $10.39060     1,642,238
   01/01/2010 to 12/31/2010...........  $10.39060    $11.23093     1,684,823
   01/01/2011 to 12/31/2011...........  $11.23093    $11.08818     1,648,105
   01/01/2012 to 12/31/2012...........  $11.08818    $11.96291     1,806,643
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01805    $10.06005         1,282
   01/01/2012 to 12/31/2012...........  $10.06005    $10.53264         1,648
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.60473    $11.39044             0
   01/01/2007 to 12/31/2007...........  $11.39044    $11.36487             0
   01/01/2008 to 12/31/2008...........  $11.36487    $ 6.80785             0
   01/01/2009 to 12/31/2009...........  $ 6.80785    $ 8.10701        36,891
   01/01/2010 to 12/31/2010...........  $ 8.10701    $ 9.11744        54,039
   01/01/2011 to 12/31/2011...........  $ 9.11744    $ 9.22101        34,037
   01/01/2012 to 12/31/2012...........  $ 9.22101    $10.70831        40,383
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99813    $ 8.86352             0
   01/01/2012 to 12/31/2012...........  $ 8.86352    $ 9.80389             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09911    $ 6.67029         5,346
   01/01/2009 to 12/31/2009...........  $ 6.67029    $ 8.27102       539,801
   01/01/2010 to 12/31/2010...........  $ 8.27102    $ 9.24479     1,143,600
   01/01/2011 to 12/31/2011...........  $ 9.24479    $ 8.82135       769,975
   01/01/2012 to 12/31/2012...........  $ 8.82135    $ 9.99402       986,280
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.43396    $11.00360             0
   01/01/2007 to 12/31/2007...........  $11.00360    $11.71424        33,547
   01/01/2008 to 12/31/2008...........  $11.71424    $ 7.99351        66,817
   01/01/2009 to 12/31/2009...........  $ 7.99351    $ 9.95586       897,972
   01/01/2010 to 12/31/2010...........  $ 9.95586    $10.88156     1,422,432
   01/01/2011 to 12/31/2011...........  $10.88156    $10.27765     1,103,568
   01/01/2012 to 12/31/2012...........  $10.27765    $11.16511     1,197,387
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90461    $ 9.87296             0
   01/01/2007 to 12/31/2007...........  $ 9.87296    $10.33994             0
   01/01/2008 to 12/31/2008...........  $10.33994    $ 6.56974             0
   01/01/2009 to 12/31/2009...........  $ 6.56974    $ 8.59961        59,475
   01/01/2010 to 12/31/2010...........  $ 8.59961    $11.46782        35,079
   01/01/2011 to 12/31/2011...........  $11.46782    $11.10068        27,464
   01/01/2012 to 12/31/2012...........  $11.10068    $12.17187        46,563
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.91975    $12.43066             0
   01/01/2007 to 12/31/2007...........  $12.43066    $11.46817             0
   01/01/2008 to 12/31/2008...........  $11.46817    $ 7.87877             0
   01/01/2009 to 12/31/2009...........  $ 7.87877    $ 9.78101         9,018
   01/01/2010 to 12/31/2010...........  $ 9.78101    $12.04659         9,707
   01/01/2011 to 12/31/2011...........  $12.04659    $11.07233         7,017
   01/01/2012 to 12/31/2012...........  $11.07233    $12.78859         9,087
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.66736    $11.32989        21,780
   01/01/2007 to 12/31/2007...........  $11.32989    $11.77409       403,206
   01/01/2008 to 12/31/2008...........  $11.77409    $ 8.52312       539,620
   01/01/2009 to 12/31/2009...........  $ 8.52312    $10.34266     1,395,565
   01/01/2010 to 12/31/2010...........  $10.34266    $11.27647     1,658,234
   01/01/2011 to 12/31/2011...........  $11.27647    $11.24209     1,517,587
   01/01/2012 to 12/31/2012...........  $11.24209    $12.47207     1,598,339

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.98195    $12.16986             0
   01/01/2007 to 12/31/2007...........  $12.16986    $11.47051             0
   01/01/2008 to 12/31/2008...........  $11.47051    $ 6.51593             0
   01/01/2009 to 12/31/2009...........  $ 6.51593    $ 7.88518       196,455
   01/01/2010 to 12/31/2010...........  $ 7.88518    $ 8.72888       165,639
   01/01/2011 to 12/31/2011...........  $ 8.72888    $ 8.39306       117,627
   01/01/2012 to 12/31/2012...........  $ 8.39306    $ 9.61933       204,870
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.51240    $ 9.76680             0
   01/01/2007 to 12/31/2007...........  $ 9.76680    $10.46691             0
   01/01/2008 to 12/31/2008...........  $10.46691    $ 9.98246             0
   01/01/2009 to 12/31/2009...........  $ 9.98246    $10.94031        25,100
   01/01/2010 to 12/31/2010...........  $10.94031    $11.30855        37,393
   01/01/2011 to 12/31/2011...........  $11.30855    $11.51060        33,700
   01/01/2012 to 12/31/2012...........  $11.51060    $11.83935        37,344
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93965    $10.42445             0
   01/01/2007 to 12/31/2007...........  $10.42445    $11.02786             0
   01/01/2008 to 12/31/2008...........  $11.02786    $ 6.40651             0
   01/01/2009 to 12/31/2009...........  $ 6.40651    $ 9.60494       180,759
   01/01/2010 to 12/31/2010...........  $ 9.60494    $10.87354       148,566
   01/01/2011 to 12/31/2011...........  $10.87354    $10.44927        96,780
   01/01/2012 to 12/31/2012...........  $10.44927    $12.00993       170,072
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.71289    $13.22824             0
   01/01/2007 to 12/31/2007...........  $13.22824    $18.16705             0
   01/01/2008 to 12/31/2008...........  $18.16705    $ 8.88133             0
   01/01/2009 to 12/31/2009...........  $ 8.88133    $12.96586        34,738
   01/01/2010 to 12/31/2010...........  $12.96586    $15.26697       168,286
   01/01/2011 to 12/31/2011...........  $15.26697    $12.69771        49,337
   01/01/2012 to 12/31/2012...........  $12.69771    $12.86055        69,274
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.62035    $11.30056             0
   01/01/2007 to 12/31/2007...........  $11.30056    $12.10105             0
   01/01/2008 to 12/31/2008...........  $12.10105    $ 6.82187             0
   01/01/2009 to 12/31/2009...........  $ 6.82187    $ 8.56459        39,138
   01/01/2010 to 12/31/2010...........  $ 8.56459    $ 9.59753        71,363
   01/01/2011 to 12/31/2011...........  $ 9.59753    $ 9.05781        73,122
   01/01/2012 to 12/31/2012...........  $ 9.05781    $ 9.82842        83,022
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99813    $ 9.97203             0
   01/01/2008 to 12/31/2008...........  $ 9.97203    $ 9.23980             0
   01/01/2009 to 12/31/2009...........  $ 9.23980    $10.08246       174,062
   01/01/2010 to 12/31/2010...........  $10.08246    $10.62443       154,181
   01/01/2011 to 12/31/2011...........  $10.62443    $11.01173       115,301
   01/01/2012 to 12/31/2012...........  $11.01173    $11.60902       179,664
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07794    $ 6.61569         2,128
   01/01/2009 to 12/31/2009...........  $ 6.61569    $ 8.41122     1,019,921
   01/01/2010 to 12/31/2010...........  $ 8.41122    $ 9.06421     1,782,273
   01/01/2011 to 12/31/2011...........  $ 9.06421    $ 8.71266     1,450,259
   01/01/2012 to 09/21/2012...........  $ 8.71266    $ 9.71788             0

* Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

          ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV 80 BPS (2.35%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.75834    $ 9.43986     4,252,347
   01/01/2010 to 12/31/2010...........  $ 9.43986    $10.32669     4,627,984
   01/01/2011 to 12/31/2011...........  $10.32669    $ 9.82155     4,134,047
   01/01/2012 to 12/31/2012...........  $ 9.82155    $10.80162     4,142,341
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.76909    $ 9.59354     1,512,563
   01/01/2010 to 12/31/2010...........  $ 9.59354    $10.65815     1,845,579
   01/01/2011 to 12/31/2011...........  $10.65815    $10.42545     1,631,826
   01/01/2012 to 12/31/2012...........  $10.42545    $11.57599     1,978,813
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.80294    $ 8.40065         9,247
   01/01/2010 to 12/31/2010...........  $ 8.40065    $ 9.34431        11,631
   01/01/2011 to 12/31/2011...........  $ 9.34431    $ 9.45612        18,869
   01/01/2012 to 05/04/2012...........  $ 9.45612    $10.25131             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.07145    $ 9.68123     6,554,519
   01/01/2010 to 12/31/2010...........  $ 9.68123    $10.62384     7,582,411
   01/01/2011 to 12/31/2011...........  $10.62384    $10.25414     6,755,067
   01/01/2012 to 12/31/2012...........  $10.25414    $11.26816     6,690,157
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99745    $ 9.12583     2,850,644
   01/01/2012 to 12/31/2012...........  $ 9.12583    $ 9.97661     2,504,221
AST BLACKROCK VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.03025    $ 8.86726         8,484
   01/01/2010 to 12/31/2010...........  $ 8.86726    $ 9.74163         3,574
   01/01/2011 to 12/31/2011...........  $ 9.74163    $ 9.47142         5,605
   01/01/2012 to 12/31/2012...........  $ 9.47142    $10.49380        14,299
AST BOND PORTFOLIO 2016
   05/01/2009 to 12/31/2009...........  $ 9.66533    $ 9.33072             0
   01/01/2010 to 12/31/2010...........  $ 9.33072    $10.08070             0
   01/01/2011 to 12/31/2011...........  $10.08070    $10.79913             0
   01/01/2012 to 12/31/2012...........  $10.79913    $10.99016             0
AST BOND PORTFOLIO 2018
   05/01/2009 to 12/31/2009...........  $11.29399    $10.99506       157,323
   01/01/2010 to 12/31/2010...........  $10.99506    $11.94428        79,553
   01/01/2011 to 12/31/2011...........  $11.94428    $13.25529        38,886
   01/01/2012 to 12/31/2012...........  $13.25529    $13.69068        30,006
AST BOND PORTFOLIO 2019
   05/01/2009 to 12/31/2009...........  $11.25511    $10.86376        55,243
   01/01/2010 to 12/31/2010...........  $10.86376    $11.82023       117,733
   01/01/2011 to 12/31/2011...........  $11.82023    $13.39413        94,375
   01/01/2012 to 12/31/2012...........  $13.39413    $13.85289        69,766
AST BOND PORTFOLIO 2020
   05/01/2009 to 12/31/2009...........  $ 9.35768    $ 8.74446             0
   01/01/2010 to 12/31/2010...........  $ 8.74446    $ 9.55565        48,213
   01/01/2011 to 12/31/2011...........  $ 9.55565    $11.08034        13,583
   01/01/2012 to 12/31/2012...........  $11.08034    $11.50966         2,510

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99745    $10.95270        70,632
   01/01/2011 to 12/31/2011...........  $10.95270    $12.87421        34,741
   01/01/2012 to 12/31/2012...........  $12.87421    $13.43279         8,558
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99809    $11.96009        78,715
   01/01/2012 to 12/31/2012...........  $11.96009    $12.36832        47,478
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99746    $10.34627        68,897
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.57101    $ 9.26952     5,034,909
   01/01/2010 to 12/31/2010...........  $ 9.26952    $10.26814     6,212,739
   01/01/2011 to 12/31/2011...........  $10.26814    $ 9.78927     5,138,561
   01/01/2012 to 12/31/2012...........  $ 9.78927    $10.87660     5,417,142
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.42746    $ 8.81771     1,331,992
   01/01/2010 to 12/31/2010...........  $ 8.81771    $ 9.64205     1,541,048
   01/01/2011 to 12/31/2011...........  $ 9.64205    $ 9.24995     1,328,344
   01/01/2012 to 12/31/2012...........  $ 9.24995    $ 9.96648     1,332,263
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.77850    $10.21482        13,319
   01/01/2010 to 12/31/2010...........  $10.21482    $12.84404        26,665
   01/01/2011 to 12/31/2011...........  $12.84404    $13.37666        16,530
   01/01/2012 to 12/31/2012...........  $13.37666    $15.07483        28,389
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.12056    $ 9.24860        13,291
   01/01/2010 to 12/31/2010...........  $ 9.24860    $11.97731        14,714
   01/01/2011 to 12/31/2011...........  $11.97731    $10.16820        12,507
   01/01/2012 to 12/31/2012...........  $10.16820    $11.92855        19,897
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.42635    $ 8.85245       180,716
   01/01/2010 to 12/31/2010...........  $ 8.85245    $ 9.80162       264,585
   01/01/2011 to 12/31/2011...........  $ 9.80162    $ 9.34014       209,356
   01/01/2012 to 12/31/2012...........  $ 9.34014    $10.36964       354,184
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.05134    $ 8.64605       963,011
   01/01/2010 to 12/31/2010...........  $ 8.64605    $ 9.66094     1,503,201
   01/01/2011 to 12/31/2011...........  $ 9.66094    $ 9.29742     1,212,660
   01/01/2012 to 12/31/2012...........  $ 9.29742    $10.04957     1,337,469
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.65726    $ 8.09236     1,950,413
   01/01/2010 to 12/31/2010...........  $ 8.09236    $ 9.41046     2,836,532
   01/01/2011 to 12/31/2011...........  $ 9.41046    $ 8.62330     2,057,158
   01/01/2012 to 12/31/2012...........  $ 8.62330    $ 9.51355     2,579,148
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99810    $10.70020       910,810
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.70107    $ 8.04541        12,087
   01/01/2010 to 12/31/2010...........  $ 8.04541    $ 9.44866        17,206
   01/01/2011 to 12/31/2011...........  $ 9.44866    $ 8.76681        15,171
   01/01/2012 to 12/31/2012...........  $ 8.76681    $10.86107        13,808
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.54908    $10.90871        50,148
   01/01/2010 to 12/31/2010...........  $10.90871    $11.75486        72,164
   01/01/2011 to 12/31/2011...........  $11.75486    $11.03082        45,755
   01/01/2012 to 12/31/2012...........  $11.03082    $12.90724        58,554

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.73628    $ 8.10749        15,876
   01/01/2010 to 12/31/2010...........  $ 8.10749    $ 8.94216        17,185
   01/01/2011 to 12/31/2011...........  $ 8.94216    $ 8.25493        17,348
   01/01/2012 to 12/31/2012...........  $ 8.25493    $ 9.65125        32,736
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.44980    $11.30917        47,164
   01/01/2010 to 12/31/2010...........  $11.30917    $13.24024        66,611
   01/01/2011 to 12/31/2011...........  $13.24024    $12.55147        39,720
   01/01/2012 to 12/31/2012...........  $12.55147    $14.66808        51,742
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.37520    $ 9.43976         9,418
   01/01/2010 to 12/31/2010...........  $ 9.43976    $11.69193        28,045
   01/01/2011 to 12/31/2011...........  $11.69193    $11.57271        23,172
   01/01/2012 to 12/31/2012...........  $11.57271    $13.08049        35,071
AST HIGH YIELD PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.17371    $10.19721        14,037
   01/01/2010 to 12/31/2010...........  $10.19721    $11.30809        29,013
   01/01/2011 to 12/31/2011...........  $11.30809    $11.39954        14,294
   01/01/2012 to 12/31/2012...........  $11.39954    $12.68259        30,841
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.73829    $ 9.14036       681,549
   01/01/2010 to 12/31/2010...........  $ 9.14036    $ 9.96633     1,076,636
   01/01/2011 to 12/31/2011...........  $ 9.96633    $ 9.68853       900,579
   01/01/2012 to 12/31/2012...........  $ 9.68853    $10.42454       918,297
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.04238    $ 7.89352        29,416
   01/01/2010 to 12/31/2010...........  $ 7.89352    $ 8.83058        39,816
   01/01/2011 to 12/31/2011...........  $ 8.83058    $ 7.51292        18,018
   01/01/2012 to 12/31/2012...........  $ 7.51292    $ 8.83520        22,798
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.71884    $ 8.68753        20,688
   01/01/2010 to 12/31/2010...........  $ 8.68753    $ 9.42890        35,676
   01/01/2011 to 12/31/2011...........  $ 9.42890    $ 8.05644        24,833
   01/01/2012 to 12/31/2012...........  $ 8.05644    $ 9.18375        25,172
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009* to 12/31/2009..........  $ 9.98123    $10.82907             0
   01/01/2010 to 12/31/2010...........  $10.82907    $11.72425           904
   01/01/2011 to 12/31/2011...........  $11.72425    $12.88118     4,385,023
   01/01/2012 to 12/31/2012...........  $12.88118    $13.76813     1,804,835
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.22301    $ 8.79688       403,988
   01/01/2010 to 12/31/2010...........  $ 8.79688    $ 9.78253       516,166
   01/01/2011 to 12/31/2011...........  $ 9.78253    $ 9.50384       395,770
   01/01/2012 to 12/31/2012...........  $ 9.50384    $10.54658       490,907
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.48763    $10.96455       628,069
   01/01/2010 to 12/31/2010...........  $10.96455    $11.49692       724,178
   01/01/2011 to 12/31/2011...........  $11.49692    $11.25949       657,747
   01/01/2012 to 12/31/2012...........  $11.25949    $12.17972       825,471
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08348    $10.28169             0
   01/01/2010 to 12/31/2010...........  $10.28169    $11.18250         6,898
   01/01/2011 to 12/31/2011...........  $11.18250    $10.99851         3,991
   01/01/2012 to 12/31/2012...........  $10.99851    $12.37752        30,638
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14486    $10.29149         6,043
   01/01/2010 to 12/31/2010...........  $10.29149    $11.43520        41,637
   01/01/2011 to 12/31/2011...........  $11.43520    $10.51686        23,719
   01/01/2012 to 12/31/2012...........  $10.51686    $11.63480        26,385

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.71329    $10.33368       40,215
   01/01/2010 to 12/31/2010...........  $10.33368    $10.82050       80,230
   01/01/2011 to 12/31/2011...........  $10.82050    $ 9.60488       59,517
   01/01/2012 to 12/31/2012...........  $ 9.60488    $11.43995       66,146
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.08065    $ 7.68247       13,686
   01/01/2010 to 12/31/2010...........  $ 7.68247    $ 8.49390       33,680
   01/01/2011 to 12/31/2011...........  $ 8.49390    $ 7.95195       30,546
   01/01/2012 to 12/31/2012...........  $ 7.95195    $ 9.08092       31,862
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.02285    $10.84970       10,596
   01/01/2010 to 12/31/2010...........  $10.84970    $12.02269       13,060
   01/01/2011 to 12/31/2011...........  $12.02269    $12.94190       16,402
   01/01/2012 to 12/31/2012...........  $12.94190    $13.39400       29,380
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.01941    $ 8.90497       22,035
   01/01/2010 to 12/31/2010...........  $ 8.90497    $10.41910       32,195
   01/01/2011 to 12/31/2011...........  $10.41910    $10.08715       30,727
   01/01/2012 to 12/31/2012...........  $10.08715    $11.06404       37,332
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.45982    $11.20837        9,611
   01/01/2010 to 12/31/2010...........  $11.20837    $12.27036       20,031
   01/01/2011 to 12/31/2011...........  $12.27036    $11.61339       15,584
   01/01/2012 to 12/31/2012...........  $11.61339    $13.96490       27,825
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.05444    $ 9.74490        4,945
   01/01/2010 to 12/31/2010...........  $ 9.74490    $10.73856        9,079
   01/01/2011 to 12/31/2011...........  $10.73856    $10.43001        7,440
   01/01/2012 to 12/31/2012...........  $10.43001    $11.93110        5,887
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99810    $10.17185            0
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.15365    $ 9.46381        8,801
   01/01/2010 to 12/31/2010...........  $ 9.46381    $11.42956       11,219
   01/01/2011 to 12/31/2011...........  $11.42956    $10.78208        8,336
   01/01/2012 to 12/31/2012...........  $10.78208    $12.47352       13,784
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.37182    $10.21844      118,897
   01/01/2010 to 12/31/2010...........  $10.21844    $ 9.98629      116,542
   01/01/2011 to 12/31/2011...........  $ 9.98629    $ 9.75943      113,130
   01/01/2012 to 12/31/2012...........  $ 9.75943    $ 9.53559      126,339

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.77043    $ 9.15272        24,697
   01/01/2010 to 12/31/2010...........  $ 9.15272    $11.03847        41,087
   01/01/2011 to 12/31/2011...........  $11.03847    $10.51733        26,688
   01/01/2012 to 12/31/2012...........  $10.51733    $12.03539        40,518
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02800    $10.05929             0
   01/01/2012 to 12/31/2012...........  $10.05929    $10.30678        13,596
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.53343    $10.55846         5,598
   01/01/2010 to 12/31/2010...........  $10.55846    $13.27452         7,620
   01/01/2011 to 12/31/2011...........  $13.27452    $13.18889        10,737
   01/01/2012 to 12/31/2012...........  $13.18889    $14.48113        16,867
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.94180    $ 8.41842         2,705
   01/01/2010 to 12/31/2010...........  $ 8.41842    $ 9.89236         3,842
   01/01/2011 to 04/29/2011...........  $ 9.89236    $11.07199             0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99810    $10.27770        49,370
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.15323    $ 9.04108        55,402
   01/01/2010 to 12/31/2010...........  $ 9.04108    $10.80079        76,512
   01/01/2011 to 12/31/2011...........  $10.80079    $ 8.41374        50,301
   01/01/2012 to 12/31/2012...........  $ 8.41374    $ 9.69414        54,593
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.75053    $11.26320        17,914
   01/01/2010 to 12/31/2010...........  $11.26320    $11.43373        26,072
   01/01/2011 to 12/31/2011...........  $11.43373    $11.42279        31,043
   01/01/2012 to 12/31/2012...........  $11.42279    $11.68410        30,695
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.67650    $11.80051       466,235
   01/01/2010 to 12/31/2010...........  $11.80051    $12.41950       657,967
   01/01/2011 to 12/31/2011...........  $12.41950    $12.52048       562,150
   01/01/2012 to 12/31/2012...........  $12.52048    $13.37279       636,413
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.96659    $10.36969     3,494,528
   01/01/2010 to 12/31/2010...........  $10.36969    $11.20278     4,162,296
   01/01/2011 to 12/31/2011...........  $11.20278    $11.05498     3,947,323
   01/01/2012 to 12/31/2012...........  $11.05498    $11.92123     4,105,553
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01801    $10.05918             0
   01/01/2012 to 12/31/2012...........  $10.05918    $10.52644        10,736
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.37411    $ 8.08794         2,415
   01/01/2010 to 12/31/2010...........  $ 8.08794    $ 9.09147        11,783
   01/01/2011 to 12/31/2011...........  $ 9.09147    $ 9.19011        10,286
   01/01/2012 to 12/31/2012...........  $ 9.19011    $10.66725        26,669
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99809    $ 8.86065             0
   01/01/2012 to 12/31/2012...........  $ 8.86065    $ 9.79586             0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.74103    $ 8.26425       543,791
   01/01/2010 to 12/31/2010...........  $ 8.26425    $ 9.23272       948,470
   01/01/2011 to 12/31/2011...........  $ 9.23272    $ 8.80549       703,756
   01/01/2012 to 12/31/2012...........  $ 8.80549    $ 9.97103       951,558

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.09705    $ 9.93257       736,844
   01/01/2010 to 12/31/2010...........  $ 9.93257    $10.85093     1,274,924
   01/01/2011 to 12/31/2011...........  $10.85093    $10.24382     1,044,460
   01/01/2012 to 12/31/2012...........  $10.24382    $11.12293     1,206,123
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.55110    $ 8.58389         7,475
   01/01/2010 to 12/31/2010...........  $ 8.58389    $11.44129        13,593
   01/01/2011 to 12/31/2011...........  $11.44129    $11.06953        14,395
   01/01/2012 to 12/31/2012...........  $11.06953    $12.13176        22,429
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.53328    $ 9.75803         8,423
   01/01/2010 to 12/31/2010...........  $ 9.75803    $12.01245        13,701
   01/01/2011 to 12/31/2011...........  $12.01245    $11.03554        11,981
   01/01/2012 to 12/31/2012...........  $11.03554    $12.73983        13,455
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.54115    $10.31836       713,198
   01/01/2010 to 12/31/2010...........  $10.31836    $11.24440     1,121,419
   01/01/2011 to 12/31/2011...........  $11.24440    $11.20462       974,269
   01/01/2012 to 12/31/2012...........  $11.20462    $12.42437     1,249,134
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.16691    $ 7.86669        41,306
   01/01/2010 to 12/31/2010...........  $ 7.86669    $ 8.70417        66,947
   01/01/2011 to 12/31/2011...........  $ 8.70417    $ 8.36524        46,033
   01/01/2012 to 12/31/2012...........  $ 8.36524    $ 9.58274        57,679
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.86104    $10.91472        29,565
   01/01/2010 to 12/31/2010...........  $10.91472    $11.27667        44,913
   01/01/2011 to 12/31/2011...........  $11.27667    $11.47253        44,268
   01/01/2012 to 12/31/2012...........  $11.47253    $11.79435        48,601
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.28717    $ 9.58786        32,361
   01/01/2010 to 12/31/2010...........  $ 9.58786    $10.84896        54,510
   01/01/2011 to 12/31/2011...........  $10.84896    $10.42050        32,934
   01/01/2012 to 12/31/2012...........  $10.42050    $11.97100        51,939
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.70240    $12.93549        73,664
   01/01/2010 to 12/31/2010...........  $12.93549    $15.22376       126,830
   01/01/2011 to 12/31/2011...........  $15.22376    $12.65564        97,965
   01/01/2012 to 12/31/2012...........  $12.65564    $12.81165       135,945
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.74865    $ 8.54740       170,491
   01/01/2010 to 12/31/2010...........  $ 8.54740    $ 9.57358       155,762
   01/01/2011 to 12/31/2011...........  $ 9.57358    $ 9.03083       134,788
   01/01/2012 to 12/31/2012...........  $ 9.03083    $ 9.79434       174,625
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.36719    $10.07192        80,753
   01/01/2010 to 12/31/2010...........  $10.07192    $10.60805       137,974
   01/01/2011 to 12/31/2011...........  $10.60805    $10.98935       114,585
   01/01/2012 to 12/31/2012...........  $10.98935    $11.57971       143,134
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2009 to 12/31/2009...........  $ 6.60935    $ 8.40437       632,509
   01/01/2010 to 12/31/2010...........  $ 8.40437    $ 9.05230     1,162,191
   01/01/2011 to 12/31/2011...........  $ 9.05230    $ 8.69706       814,628
   01/01/2012 to 09/21/2012...........  $ 8.69706    $ 9.69699             0

* Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

        ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV AND HD GRO (2.40%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.99172    $ 7.75760      603,881
   01/01/2009 to 12/31/2009...........  $ 7.75760    $ 9.42115      616,961
   01/01/2010 to 12/31/2010...........  $ 9.42115    $10.30116      565,969
   01/01/2011 to 12/31/2011...........  $10.30116    $ 9.79264      524,219
   01/01/2012 to 12/31/2012...........  $ 9.79264    $10.76451      471,350
AST ADVANCED STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.83346    $ 7.76986      351,827
   01/01/2009 to 12/31/2009...........  $ 7.76986    $ 9.57583      289,003
   01/01/2010 to 12/31/2010...........  $ 9.57583    $10.63329      255,612
   01/01/2011 to 12/31/2011...........  $10.63329    $10.39610      272,182
   01/01/2012 to 12/31/2012...........  $10.39610    $11.53773      243,812
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.59847    $ 7.28684            0
   01/01/2009 to 12/31/2009...........  $ 7.28684    $ 8.38086            0
   01/01/2010 to 12/31/2010...........  $ 8.38086    $ 9.31788            0
   01/01/2011 to 12/31/2011...........  $ 9.31788    $ 9.42483            0
   01/01/2012 to 05/04/2012...........  $ 9.42483    $10.21573            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.00757    $ 8.02434      308,338
   01/01/2009 to 12/31/2009...........  $ 8.02434    $ 9.66193      333,234
   01/01/2010 to 12/31/2010...........  $ 9.66193    $10.59745      332,987
   01/01/2011 to 12/31/2011...........  $10.59745    $10.22361      266,005
   01/01/2012 to 12/31/2012...........  $10.22361    $11.22915      258,173
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99740    $ 9.12279       14,484
   01/01/2012 to 12/31/2012...........  $ 9.12279    $ 9.96837       26,703
AST BLACKROCK VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.69270    $ 7.65994        1,534
   01/01/2009 to 12/31/2009...........  $ 7.65994    $ 8.84617        1,092
   01/01/2010 to 12/31/2010...........  $ 8.84617    $ 9.71381           17
   01/01/2011 to 12/31/2011...........  $ 9.71381    $ 9.43980           31
   01/01/2012 to 12/31/2012...........  $ 9.43980    $10.45358           70
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99870    $ 9.32612            0
   01/01/2010 to 12/31/2010...........  $ 9.32612    $10.07081            0
   01/01/2011 to 12/31/2011...........  $10.07081    $10.78321            0
   01/01/2012 to 12/31/2012...........  $10.78321    $10.96860            0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99806    $11.97274      341,684
   01/01/2009 to 12/31/2009...........  $11.97274    $10.98462      342,797
   01/01/2010 to 12/31/2010...........  $10.98462    $11.92705      261,756
   01/01/2011 to 12/31/2011...........  $11.92705    $13.22971      191,819
   01/01/2012 to 12/31/2012...........  $13.22971    $13.65761      148,359

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99806    $12.04125       311,202
   01/01/2009 to 12/31/2009...........  $12.04125    $10.85345       253,000
   01/01/2010 to 12/31/2010...........  $10.85345    $11.80330       210,133
   01/01/2011 to 12/31/2011...........  $11.80330    $13.36844       140,793
   01/01/2012 to 12/31/2012...........  $13.36844    $13.81956        64,500
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99870    $ 8.74021        42,565
   01/01/2010 to 12/31/2010...........  $ 8.74021    $ 9.54633       136,544
   01/01/2011 to 12/31/2011...........  $ 9.54633    $11.06416        15,959
   01/01/2012 to 12/31/2012...........  $11.06416    $11.48725         5,759
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99740    $10.94733       321,734
   01/01/2011 to 12/31/2011...........  $10.94733    $12.86160       271,018
   01/01/2012 to 12/31/2012...........  $12.86160    $13.41290        61,285
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99805    $11.95414       267,826
   01/01/2012 to 12/31/2012...........  $11.95414    $12.35609       378,181
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99741    $10.34131       191,258
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.08292    $ 7.55860     1,010,108
   01/01/2009 to 12/31/2009...........  $ 7.55860    $ 9.25117     1,085,202
   01/01/2010 to 12/31/2010...........  $ 9.25117    $10.24289       916,818
   01/01/2011 to 12/31/2011...........  $10.24289    $ 9.76047       877,706
   01/01/2012 to 12/31/2012...........  $ 9.76047    $10.83930       826,307
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08090    $ 7.31182         6,393
   01/01/2009 to 12/31/2009...........  $ 7.31182    $ 8.81043        26,680
   01/01/2010 to 12/31/2010...........  $ 8.81043    $ 9.62933        14,069
   01/01/2011 to 12/31/2011...........  $ 9.62933    $ 9.23314        13,675
   01/01/2012 to 12/31/2012...........  $ 9.23314    $ 9.94347        14,543
AST COHEN & STEERS REALTY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.50093    $ 7.90995         4,938
   01/01/2009 to 12/31/2009...........  $ 7.90995    $10.19073         8,670
   01/01/2010 to 12/31/2010...........  $10.19073    $12.80753         3,505
   01/01/2011 to 12/31/2011...........  $12.80753    $13.33217         3,211
   01/01/2012 to 12/31/2012...........  $13.33217    $15.01728         3,941
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 07/18/2008...........  $ 8.77485    $ 8.54936             0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.63602    $ 7.12207         2,202
   01/01/2009 to 12/31/2009...........  $ 7.12207    $ 9.22684           394
   01/01/2010 to 12/31/2010...........  $ 9.22684    $11.94334           333
   01/01/2011 to 12/31/2011...........  $11.94334    $10.13435           455
   01/01/2012 to 12/31/2012...........  $10.13435    $11.88298         1,890
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10341    $ 7.47127         4,420
   01/01/2009 to 12/31/2009...........  $ 7.47127    $ 8.84522        11,383
   01/01/2010 to 12/31/2010...........  $ 8.84522    $ 9.78877         3,789
   01/01/2011 to 12/31/2011...........  $ 9.78877    $ 9.32332         1,261
   01/01/2012 to 12/31/2012...........  $ 9.32332    $10.34590           701
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.63345    $ 7.13527        77,210
   01/01/2009 to 12/31/2009...........  $ 7.13527    $ 8.63008       113,426
   01/01/2010 to 12/31/2010...........  $ 8.63008    $ 9.63844        60,833
   01/01/2011 to 12/31/2011...........  $ 9.63844    $ 9.27120        70,464
   01/01/2012 to 12/31/2012...........  $ 9.27120    $10.01640        63,222

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.56178    $ 6.56573      246,601
   01/01/2009 to 12/31/2009...........  $ 6.56573    $ 8.07740      329,270
   01/01/2010 to 12/31/2010...........  $ 8.07740    $ 9.38845      220,875
   01/01/2011 to 12/31/2011...........  $ 9.38845    $ 8.59890      216,302
   01/01/2012 to 12/31/2012...........  $ 8.59890    $ 9.48199      193,691
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99806    $ 7.44902          721
   01/01/2009 to 11/13/2009...........  $ 7.44902    $ 8.28018            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99806    $10.69671       77,217
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17473    $ 6.09375          440
   01/01/2009 to 12/31/2009...........  $ 6.09375    $ 8.03953          634
   01/01/2010 to 12/31/2010...........  $ 8.03953    $ 9.43708          249
   01/01/2011 to 12/31/2011...........  $ 9.43708    $ 8.75182          338
   01/01/2012 to 12/31/2012...........  $ 8.75182    $10.83725          906
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.42756    $ 7.45948        3,671
   01/01/2009 to 12/31/2009...........  $ 7.45948    $10.88318        6,657
   01/01/2010 to 12/31/2010...........  $10.88318    $11.72159        1,100
   01/01/2011 to 12/31/2011...........  $11.72159    $10.99420        1,578
   01/01/2012 to 12/31/2012...........  $10.99420    $12.85807        2,631
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.11978    $ 6.94919            0
   01/01/2009 to 12/31/2009...........  $ 6.94919    $ 8.08841        2,100
   01/01/2010 to 12/31/2010...........  $ 8.08841    $ 8.91678        1,081
   01/01/2011 to 12/31/2011...........  $ 8.91678    $ 8.22741        1,036
   01/01/2012 to 12/31/2012...........  $ 8.22741    $ 9.61437          942
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.48387    $ 7.35455          357
   01/01/2009 to 12/31/2009...........  $ 7.35455    $11.28278        6,861
   01/01/2010 to 12/31/2010...........  $11.28278    $13.20290        1,484
   01/01/2011 to 12/31/2011...........  $13.20290    $12.50997          421
   01/01/2012 to 12/31/2012...........  $12.50997    $14.61247          613
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03294    $ 7.61489          196
   01/01/2009 to 12/31/2009...........  $ 7.61489    $ 9.43289        1,519
   01/01/2010 to 12/31/2010...........  $ 9.43289    $11.67774          812
   01/01/2011 to 12/31/2011...........  $11.67774    $11.55295          525
   01/01/2012 to 12/31/2012...........  $11.55295    $13.05185          136
AST HIGH YIELD PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.45468    $ 7.68488          398
   01/01/2009 to 12/31/2009...........  $ 7.68488    $10.17299        4,020
   01/01/2010 to 12/31/2010...........  $10.17299    $11.27582        2,520
   01/01/2011 to 12/31/2011...........  $11.27582    $11.36141        2,172
   01/01/2012 to 12/31/2012...........  $11.36141    $12.63400        1,058
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08908    $ 7.57974       41,603
   01/01/2009 to 12/31/2009...........  $ 7.57974    $ 9.13296       39,937
   01/01/2010 to 12/31/2010...........  $ 9.13296    $ 9.95339       15,978
   01/01/2011 to 12/31/2011...........  $ 9.95339    $ 9.67119       14,067
   01/01/2012 to 12/31/2012...........  $ 9.67119    $10.40086       14,865
AST INTERNATIONAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.93443    $ 5.96394            0
   01/01/2009 to 12/31/2009...........  $ 5.96394    $ 7.87947          939
   01/01/2010 to 12/31/2010...........  $ 7.87947    $ 8.81046          857
   01/01/2011 to 12/31/2011...........  $ 8.81046    $ 7.49214          840
   01/01/2012 to 12/31/2012...........  $ 7.49214    $ 8.80639        1,403

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.10532    $ 6.80473          211
   01/01/2009 to 12/31/2009...........  $ 6.80473    $ 8.67192          352
   01/01/2010 to 12/31/2010...........  $ 8.67192    $ 9.40731          294
   01/01/2011 to 12/31/2011...........  $ 9.40731    $ 8.03400          651
   01/01/2012 to 12/31/2012...........  $ 8.03400    $ 9.15374        1,569
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11160    $ 7.10587        8,368
   01/01/2009 to 12/31/2009...........  $ 7.10587    $ 8.78979       22,236
   01/01/2010 to 12/31/2010...........  $ 8.78979    $ 9.76990       14,152
   01/01/2011 to 12/31/2011...........  $ 9.76990    $ 9.48685       15,328
   01/01/2012 to 12/31/2012...........  $ 9.48685    $10.52253       15,130
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.67948    $ 9.17983       42,808
   01/01/2009 to 12/31/2009...........  $ 9.17983    $10.93860       69,886
   01/01/2010 to 12/31/2010...........  $10.93860    $11.46408       48,964
   01/01/2011 to 12/31/2011...........  $11.46408    $11.22194       51,363
   01/01/2012 to 12/31/2012...........  $11.22194    $12.13323       54,810
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08344    $10.28106            0
   01/01/2010 to 12/31/2010...........  $10.28106    $11.17641            0
   01/01/2011 to 12/31/2011...........  $11.17641    $10.98718            0
   01/01/2012 to 12/31/2012...........  $10.98718    $12.35872            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14482    $10.29084            0
   01/01/2010 to 12/31/2010...........  $10.29084    $11.42897            0
   01/01/2011 to 12/31/2011...........  $11.42897    $10.50609            0
   01/01/2012 to 12/31/2012...........  $10.50609    $11.61712            0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.32066    $ 7.76920        2,506
   01/01/2009 to 12/31/2009...........  $ 7.76920    $10.30935        1,547
   01/01/2010 to 12/31/2010...........  $10.30935    $10.78967        1,698
   01/01/2011 to 12/31/2011...........  $10.78967    $ 9.57288        1,602
   01/01/2012 to 12/31/2012...........  $ 9.57288    $11.39642        3,118
AST LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.87476    $ 6.57126        1,570
   01/01/2009 to 12/31/2009...........  $ 6.57126    $ 7.66428          198
   01/01/2010 to 12/31/2010...........  $ 7.66428    $ 8.46960          148
   01/01/2011 to 12/31/2011...........  $ 8.46960    $ 7.92531          252
   01/01/2012 to 12/31/2012...........  $ 7.92531    $ 9.04621        1,161
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.74007    $ 8.23450            0
   01/01/2009 to 12/31/2009...........  $ 8.23450    $10.82420           83
   01/01/2010 to 12/31/2010...........  $10.82420    $11.98856            7
   01/01/2011 to 12/31/2011...........  $11.98856    $12.89882            6
   01/01/2012 to 12/31/2012...........  $12.89882    $13.34298            5
AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.45714    $ 7.01082        3,350
   01/01/2009 to 12/31/2009...........  $ 7.01082    $ 8.88395          468
   01/01/2010 to 12/31/2010...........  $ 8.88395    $10.38934          368
   01/01/2011 to 12/31/2011...........  $10.38934    $10.05351          623
   01/01/2012 to 12/31/2012...........  $10.05351    $11.02169        1,769

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.32121    $ 8.70708        1,331
   01/01/2009 to 12/31/2009...........  $ 8.70708    $11.18206        1,357
   01/01/2010 to 12/31/2010...........  $11.18206    $12.23557          355
   01/01/2011 to 12/31/2011...........  $12.23557    $11.57485        1,184
   01/01/2012 to 12/31/2012...........  $11.57485    $13.91170        1,431
AST MFS GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.76137    $ 8.00884        1,932
   01/01/2009 to 12/31/2009...........  $ 8.00884    $ 9.72195          272
   01/01/2010 to 12/31/2010...........  $ 9.72195    $10.70795          221
   01/01/2011 to 12/31/2011...........  $10.70795    $10.39520          227
   01/01/2012 to 12/31/2012...........  $10.39520    $11.88543        2,247
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99806    $10.17007            0
AST MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.66099    $ 6.96134          590
   01/01/2009 to 12/31/2009...........  $ 6.96134    $ 9.44177          178
   01/01/2010 to 12/31/2010...........  $ 9.44177    $11.39740          130
   01/01/2011 to 12/31/2011...........  $11.39740    $10.74656          478
   01/01/2012 to 12/31/2012...........  $10.74656    $12.42636          976
AST MONEY MARKET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.42384    $10.41951       21,163
   01/01/2009 to 12/31/2009...........  $10.41951    $10.20039       15,466
   01/01/2010 to 12/31/2010...........  $10.20039    $ 9.96381        7,396
   01/01/2011 to 12/31/2011...........  $ 9.96381    $ 9.73281        7,547
   01/01/2012 to 12/31/2012...........  $ 9.73281    $ 9.50507        7,083
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.68846    $ 6.64824            0
   01/01/2009 to 12/31/2009...........  $ 6.64824    $ 9.13115          581
   01/01/2010 to 12/31/2010...........  $ 9.13115    $11.00702          434
   01/01/2011 to 12/31/2011...........  $11.00702    $10.48229          501
   01/01/2012 to 12/31/2012...........  $10.48229    $11.98952          446
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02796    $10.05848            0
   01/01/2012 to 12/31/2012...........  $10.05848    $10.30092            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $13.21122    $ 8.31062        1,049
   01/01/2009 to 12/31/2009...........  $ 8.31062    $10.53340           75
   01/01/2010 to 12/31/2010...........  $10.53340    $13.23656           96
   01/01/2011 to 12/31/2011...........  $13.23656    $13.14474          218
   01/01/2012 to 12/31/2012...........  $13.14474    $14.42559          370
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.85239    $ 7.01698            0
   01/01/2009 to 12/31/2009...........  $ 7.01698    $ 8.39867        2,590
   01/01/2010 to 12/31/2010...........  $ 8.39867    $ 9.86421        1,464
   01/01/2011 to 04/29/2011...........  $ 9.86421    $11.03877            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99806    $10.27427            0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10080    $ 5.55599          495
   01/01/2009 to 12/31/2009...........  $ 5.55599    $ 9.03476        6,027
   01/01/2010 to 12/31/2010...........  $ 9.03476    $10.78803        3,932
   01/01/2011 to 12/31/2011...........  $10.78803    $ 8.39970        3,195
   01/01/2012 to 12/31/2012...........  $ 8.39970    $ 9.67324        4,834
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.85895    $10.43883        1,153
   01/01/2009 to 12/31/2009...........  $10.43883    $11.23700        3,566
   01/01/2010 to 12/31/2010...........  $11.23700    $11.40142          846
   01/01/2011 to 12/31/2011...........  $11.40142    $11.38492        1,010
   01/01/2012 to 12/31/2012...........  $11.38492    $11.63966          965

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.12073    $10.35148        5,629
   01/01/2009 to 12/31/2009...........  $10.35148    $11.77952       10,151
   01/01/2010 to 12/31/2010...........  $11.77952    $12.39127        3,248
   01/01/2011 to 12/31/2011...........  $12.39127    $12.48599        4,390
   01/01/2012 to 12/31/2012...........  $12.48599    $13.32948        4,405
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.97947    $ 8.82842      429,066
   01/01/2009 to 12/31/2009...........  $ 8.82842    $10.34895      473,341
   01/01/2010 to 12/31/2010...........  $10.34895    $11.17484      323,575
   01/01/2011 to 12/31/2011...........  $11.17484    $11.02215      370,598
   01/01/2012 to 12/31/2012...........  $11.02215    $11.88005      385,498
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01797    $10.05834            0
   01/01/2012 to 12/31/2012...........  $10.05834    $10.52055            0
AST QMA US EQUITY ALPHA PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.42121    $ 6.78257        1,023
   01/01/2009 to 12/31/2009...........  $ 6.78257    $ 8.06902        1,004
   01/01/2010 to 12/31/2010...........  $ 8.06902    $ 9.06578          330
   01/01/2011 to 12/31/2011...........  $ 9.06578    $ 9.15966          639
   01/01/2012 to 12/31/2012...........  $ 9.15966    $10.62664          886
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99805    $ 8.85770            0
   01/01/2012 to 12/31/2012...........  $ 8.85770    $ 9.78786            0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09908    $ 6.66587       23,995
   01/01/2009 to 12/31/2009...........  $ 6.66587    $ 8.25745       52,737
   01/01/2010 to 12/31/2010...........  $ 8.25745    $ 9.22051       48,903
   01/01/2011 to 12/31/2011...........  $ 9.22051    $ 8.78960       68,487
   01/01/2012 to 12/31/2012...........  $ 8.78960    $ 9.94819       83,202
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.02914    $ 7.96384        2,639
   01/01/2009 to 12/31/2009...........  $ 7.96384    $ 9.90919       13,532
   01/01/2010 to 12/31/2010...........  $ 9.90919    $10.82004       17,205
   01/01/2011 to 12/31/2011...........  $10.82004    $10.20959       26,556
   01/01/2012 to 12/31/2012...........  $10.20959    $11.08032       27,180

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.25163    $ 6.55254            0
   01/01/2009 to 12/31/2009...........  $ 6.55254    $ 8.56868          816
   01/01/2010 to 12/31/2010...........  $ 8.56868    $11.41543          848
   01/01/2011 to 12/31/2011...........  $11.41543    $11.03913        1,023
   01/01/2012 to 12/31/2012...........  $11.03913    $12.09260        1,705
AST SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.63940    $ 7.84951          367
   01/01/2009 to 12/31/2009...........  $ 7.84951    $ 9.73526        2,653
   01/01/2010 to 12/31/2010...........  $ 9.73526    $11.97857        1,794
   01/01/2011 to 12/31/2011...........  $11.97857    $10.99907        1,744
   01/01/2012 to 12/31/2012...........  $10.99907    $12.69158        2,617
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.18796    $ 8.49143       44,820
   01/01/2009 to 12/31/2009...........  $ 8.49143    $10.29409       47,230
   01/01/2010 to 12/31/2010...........  $10.29409    $11.21247       24,429
   01/01/2011 to 12/31/2011...........  $11.21247    $11.16742       43,287
   01/01/2012 to 12/31/2012...........  $11.16742    $12.37714       52,954
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.66438    $ 6.49175          224
   01/01/2009 to 12/31/2009...........  $ 6.49175    $ 7.84819          256
   01/01/2010 to 12/31/2010...........  $ 7.84819    $ 8.67938           76
   01/01/2011 to 12/31/2011...........  $ 8.67938    $ 8.33725           92
   01/01/2012 to 12/31/2012...........  $ 8.33725    $ 9.54602          609
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.68060    $ 9.94523        1,121
   01/01/2009 to 12/31/2009...........  $ 9.94523    $10.88888        3,583
   01/01/2010 to 12/31/2010...........  $10.88888    $11.24447        1,929
   01/01/2011 to 12/31/2011...........  $11.24447    $11.43423        2,976
   01/01/2012 to 12/31/2012...........  $11.43423    $11.74926        2,615
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.81969    $ 6.38989        2,690
   01/01/2009 to 12/31/2009...........  $ 6.38989    $ 9.57062        6,922
   01/01/2010 to 12/31/2010...........  $ 9.57062    $10.82419        3,376
   01/01/2011 to 12/31/2011...........  $10.82419    $10.39166        4,086
   01/01/2012 to 12/31/2012...........  $10.39166    $11.93199        3,118
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $16.30576    $ 8.84840        5,478
   01/01/2009 to 12/31/2009...........  $ 8.84840    $12.90519       10,753
   01/01/2010 to 12/31/2010...........  $12.90519    $15.18062        8,631
   01/01/2011 to 12/31/2011...........  $15.18062    $12.61357        7,375
   01/01/2012 to 12/31/2012...........  $12.61357    $12.76287        8,434
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.95433    $ 6.80133       27,126
   01/01/2009 to 12/31/2009...........  $ 6.80133    $ 8.53031       39,598
   01/01/2010 to 12/31/2010...........  $ 8.53031    $ 9.54965       60,375
   01/01/2011 to 12/31/2011...........  $ 9.54965    $ 9.00389       81,176
   01/01/2012 to 12/31/2012...........  $ 9.00389    $ 9.76038       87,075
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.22146    $ 9.22959        1,490
   01/01/2009 to 12/31/2009...........  $ 9.22959    $10.06145        1,648
   01/01/2010 to 12/31/2010...........  $10.06145    $10.59188          443
   01/01/2011 to 12/31/2011...........  $10.59188    $10.96730          825
   01/01/2012 to 12/31/2012...........  $10.96730    $11.55093          819
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07792    $ 6.61132        9,018
   01/01/2009 to 12/31/2009...........  $ 6.61132    $ 8.39751       11,348
   01/01/2010 to 12/31/2010...........  $ 8.39751    $ 9.04060       50,679
   01/01/2011 to 12/31/2011...........  $ 9.04060    $ 8.68157       70,672
   01/01/2012 to 09/21/2012...........  $ 8.68157    $ 9.67628            0

* Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

   ACCUMULATION UNIT VALUES: LIFETIME FIVE INCOME BENEFIT, OR HIGHEST DAILY LIFETIME FIVE INCOME BENEFIT, AND COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT
 (2.65%) OR LIFETIME FIVE INCOME BENEFIT AND HIGHEST DAILY VALUE DEATH BENEFIT
                 (2.65%) OR HD GRO 60 BPS AND COMBO DB (2.65%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96931    $10.48036     3,289,884
   01/01/2007 to 12/31/2007...........  $10.48036    $11.14839     9,513,202
   01/01/2008 to 12/31/2008...........  $11.14839    $ 7.40344     7,413,875
   01/01/2009 to 12/31/2009...........  $ 7.40344    $ 8.96902     7,030,223
   01/01/2010 to 12/31/2010...........  $ 8.96902    $ 9.78297     6,858,600
   01/01/2011 to 12/31/2011...........  $ 9.78297    $ 9.27735     6,210,983
   01/01/2012 to 12/31/2012...........  $ 9.27735    $10.17322     5,961,392
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98803    $10.42437     1,145,934
   01/01/2007 to 12/31/2007...........  $10.42437    $11.11930     3,164,345
   01/01/2008 to 12/31/2008...........  $11.11930    $ 7.60358     1,725,561
   01/01/2009 to 12/31/2009...........  $ 7.60358    $ 9.34808     1,731,372
   01/01/2010 to 12/31/2010...........  $ 9.34808    $10.35508     1,737,945
   01/01/2011 to 12/31/2011...........  $10.35508    $10.09954     1,612,906
   01/01/2012 to 12/31/2012...........  $10.09954    $11.18121     1,625,897
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98366    $10.95570             0
   01/01/2007 to 12/31/2007...........  $10.95570    $10.65990             0
   01/01/2008 to 12/31/2008...........  $10.65990    $ 6.77622             0
   01/01/2009 to 12/31/2009...........  $ 6.77622    $ 7.77460             0
   01/01/2010 to 12/31/2010...........  $ 7.77460    $ 8.62277             0
   01/01/2011 to 12/31/2011...........  $ 8.62277    $ 8.70041             0
   01/01/2012 to 05/04/2012...........  $ 8.70041    $ 9.42262             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97871    $10.43714     1,006,646
   01/01/2007 to 12/31/2007...........  $10.43714    $11.08891     2,661,825
   01/01/2008 to 12/31/2008...........  $11.08891    $ 7.70197     2,393,135
   01/01/2009 to 12/31/2009...........  $ 7.70197    $ 9.25114     2,400,162
   01/01/2010 to 12/31/2010...........  $ 9.25114    $10.12207     2,355,566
   01/01/2011 to 12/31/2011...........  $10.12207    $ 9.74128     2,185,346
   01/01/2012 to 12/31/2012...........  $ 9.74128    $10.67326     2,089,358

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99785    $ 9.10848       58,822
   01/01/2012 to 12/31/2012...........  $ 9.10848    $ 9.92842       83,056
AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94855    $10.94831            0
   01/01/2007 to 12/31/2007...........  $10.94831    $10.78982            0
   01/01/2008 to 12/31/2008...........  $10.78982    $ 6.59020            0
   01/01/2009 to 12/31/2009...........  $ 6.59020    $ 7.59232            0
   01/01/2010 to 12/31/2010...........  $ 7.59232    $ 8.31666            0
   01/01/2011 to 12/31/2011...........  $ 8.31666    $ 8.06236            0
   01/01/2012 to 12/31/2012...........  $ 8.06236    $ 8.90649            0
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009..........  $ 9.93806    $ 9.57524            0
   01/01/2010 to 12/31/2010...........  $ 9.57524    $10.31464            0
   01/01/2011 to 12/31/2011...........  $10.31464    $11.01745            0
   01/01/2012 to 12/31/2012...........  $11.01745    $11.17948            0
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009..........  $ 9.92249    $ 9.64102            0
   01/01/2010 to 12/31/2010...........  $ 9.64102    $10.44275            0
   01/01/2011 to 12/31/2011...........  $10.44275    $11.55526            0
   01/01/2012 to 12/31/2012...........  $11.55526    $11.89989            0
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009..........  $ 9.90527    $ 9.54205            0
   01/01/2010 to 12/31/2010...........  $ 9.54205    $10.35185            0
   01/01/2011 to 12/31/2011...........  $10.35185    $11.69598            0
   01/01/2012 to 12/31/2012...........  $11.69598    $12.06112            0
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009..........  $ 9.88398    $ 9.21816            0
   01/01/2010 to 12/31/2010...........  $ 9.21816    $10.04391            0
   01/01/2011 to 12/31/2011...........  $10.04391    $11.61261            0
   01/01/2012 to 12/31/2012...........  $11.61261    $12.02718            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99713    $10.92078            0
   01/01/2011 to 12/31/2011...........  $10.92078    $12.79918        6,240
   01/01/2012 to 12/31/2012...........  $12.79918    $13.31535        5,629
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99785    $11.92520            0
   01/01/2012 to 12/31/2012...........  $11.92520    $12.29605            0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99714    $10.31600            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97902    $10.53841      4,267,356
   01/01/2007 to 12/31/2007...........  $10.53841    $11.26366     14,519,398
   01/01/2008 to 12/31/2008...........  $11.26366    $ 7.13880     10,792,029
   01/01/2009 to 12/31/2009...........  $ 7.13880    $ 8.71609     10,722,487
   01/01/2010 to 12/31/2010...........  $ 8.71609    $ 9.62683     10,215,665
   01/01/2011 to 12/31/2011...........  $ 9.62683    $ 9.15110      9,161,428
   01/01/2012 to 12/31/2012...........  $ 9.15110    $10.13777      8,781,480
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08083    $ 7.29981         24,404
   01/01/2009 to 12/31/2009...........  $ 7.29981    $ 8.77459         35,760
   01/01/2010 to 12/31/2010...........  $ 8.77459    $ 9.56692         52,460
   01/01/2011 to 12/31/2011...........  $ 9.56692    $ 9.15103         63,095
   01/01/2012 to 12/31/2012...........  $ 9.15103    $ 9.83094         56,685
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.88628    $12.04192              0
   01/01/2007 to 12/31/2007...........  $12.04192    $ 9.39077              0
   01/01/2008 to 12/31/2008...........  $ 9.39077    $ 5.94127              0
   01/01/2009 to 12/31/2009...........  $ 5.94127    $ 7.63580              0
   01/01/2010 to 12/31/2010...........  $ 7.63580    $ 9.57317              0
   01/01/2011 to 12/31/2011...........  $ 9.57317    $ 9.94110              0
   01/01/2012 to 12/31/2012...........  $ 9.94110    $11.17037              0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98213    $10.38987              0
   01/01/2007 to 12/31/2007...........  $10.38987    $ 8.32196              0
   01/01/2008 to 07/18/2008...........  $ 8.32196    $ 7.58524              0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99785    $ 9.88603              0
   01/01/2007 to 12/31/2007...........  $ 9.88603    $10.70920              0
   01/01/2008 to 12/31/2008...........  $10.70920    $ 5.83244              0
   01/01/2009 to 12/31/2009...........  $ 5.83244    $ 7.53768              0
   01/01/2010 to 12/31/2010...........  $ 7.53768    $ 9.73319              0
   01/01/2011 to 12/31/2011...........  $ 9.73319    $ 8.23885              0
   01/01/2012 to 12/31/2012...........  $ 8.23885    $ 9.63688              0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10334    $ 7.45897          6,765
   01/01/2009 to 12/31/2009...........  $ 7.45897    $ 8.80911          6,056
   01/01/2010 to 12/31/2010...........  $ 8.80911    $ 9.72512         28,522
   01/01/2011 to 12/31/2011...........  $ 9.72512    $ 9.24016         33,759
   01/01/2012 to 12/31/2012...........  $ 9.24016    $10.22856         70,686
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99785    $10.46021        906,224
   01/01/2007 to 12/31/2007...........  $10.46021    $11.06059      2,389,210
   01/01/2008 to 12/31/2008...........  $11.06059    $ 7.05881      2,233,379
   01/01/2009 to 12/31/2009...........  $ 7.05881    $ 8.51674      2,294,762
   01/01/2010 to 12/31/2010...........  $ 8.51674    $ 9.48868      2,128,691
   01/01/2011 to 12/31/2011...........  $ 9.48868    $ 9.10499      1,984,644
   01/01/2012 to 12/31/2012...........  $ 9.10499    $ 9.81278      1,882,254

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99785    $10.24054       719,683
   01/01/2007 to 12/31/2007...........  $10.24054    $11.11363     2,790,776
   01/01/2008 to 12/31/2008...........  $11.11363    $ 6.41884     2,332,466
   01/01/2009 to 12/31/2009...........  $ 6.41884    $ 7.87730     2,270,088
   01/01/2010 to 12/31/2010...........  $ 7.87730    $ 9.13353     2,223,179
   01/01/2011 to 12/31/2011...........  $ 9.13353    $ 8.34511     2,097,657
   01/01/2012 to 12/31/2012...........  $ 8.34511    $ 9.17966     1,995,792
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99786    $ 7.44078         6,203
   01/01/2009 to 11/13/2009...........  $ 7.44078    $ 8.25355             0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99786    $10.67905       101,651
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17453    $ 6.08697             0
   01/01/2009 to 12/31/2009...........  $ 6.08697    $ 8.01101             0
   01/01/2010 to 12/31/2010...........  $ 8.01101    $ 9.38077             0
   01/01/2011 to 12/31/2011...........  $ 9.38077    $ 8.67835             0
   01/01/2012 to 12/31/2012...........  $ 8.67835    $10.72005             0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93421    $10.18853             0
   01/01/2007 to 12/31/2007...........  $10.18853    $11.31282             0
   01/01/2008 to 12/31/2008...........  $11.31282    $ 6.58241             0
   01/01/2009 to 12/31/2009...........  $ 6.58241    $ 9.58016             0
   01/01/2010 to 12/31/2010...........  $ 9.58016    $10.29306             0
   01/01/2011 to 12/31/2011...........  $10.29306    $ 9.63087             0
   01/01/2012 to 12/31/2012...........  $ 9.63087    $11.23620             0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95981    $10.96603             0
   01/01/2007 to 12/31/2007...........  $10.96603    $11.22919             0
   01/01/2008 to 12/31/2008...........  $11.22919    $ 6.48778             0
   01/01/2009 to 12/31/2009...........  $ 6.48778    $ 7.53298             0
   01/01/2010 to 12/31/2010...........  $ 7.53298    $ 8.28421             0
   01/01/2011 to 12/31/2011...........  $ 8.28421    $ 7.62524             0
   01/01/2012 to 12/31/2012...........  $ 7.62524    $ 8.88894             0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95720    $ 9.80585             0
   01/01/2007 to 12/31/2007...........  $ 9.80585    $11.39938             0
   01/01/2008 to 12/31/2008...........  $11.39938    $ 6.57470             0
   01/01/2009 to 12/31/2009...........  $ 6.57470    $10.06189             0
   01/01/2010 to 12/31/2010...........  $10.06189    $11.74566             0
   01/01/2011 to 12/31/2011...........  $11.74566    $11.10213             0
   01/01/2012 to 12/31/2012...........  $11.10213    $12.93636             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03274    $ 7.60642            0
   01/01/2009 to 12/31/2009...........  $ 7.60642    $ 9.39944            0
   01/01/2010 to 12/31/2010...........  $ 9.39944    $11.60796            0
   01/01/2011 to 12/31/2011...........  $11.60796    $11.45600            0
   01/01/2012 to 12/31/2012...........  $11.45600    $12.91076            0
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99785    $10.50025            0
   01/01/2007 to 12/31/2007...........  $10.50025    $10.48154            0
   01/01/2008 to 12/31/2008...........  $10.48154    $ 7.60258            0
   01/01/2009 to 12/31/2009...........  $ 7.60258    $10.03959            0
   01/01/2010 to 12/31/2010...........  $10.03959    $11.10076            0
   01/01/2011 to 12/31/2011...........  $11.10076    $11.15781            0
   01/01/2012 to 12/31/2012...........  $11.15781    $12.37733            0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08902    $ 7.56739       93,776
   01/01/2009 to 12/31/2009...........  $ 7.56739    $ 9.09584       77,947
   01/01/2010 to 12/31/2010...........  $ 9.09584    $ 9.88878       72,924
   01/01/2011 to 12/31/2011...........  $ 9.88878    $ 9.58504       70,211
   01/01/2012 to 12/31/2012...........  $ 9.58504    $10.28303       72,187
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99137    $10.53910            0
   01/01/2007 to 12/31/2007...........  $10.53910    $12.22159            0
   01/01/2008 to 12/31/2008...........  $12.22159    $ 5.92506            0
   01/01/2009 to 12/31/2009...........  $ 5.92506    $ 7.80899            0
   01/01/2010 to 12/31/2010...........  $ 7.80899    $ 8.71044            0
   01/01/2011 to 12/31/2011...........  $ 8.71044    $ 7.38912            0
   01/01/2012 to 12/31/2012...........  $ 7.38912    $ 8.66405            0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.00952    $10.80046            0
   01/01/2007 to 12/31/2007...........  $10.80046    $12.39325            0
   01/01/2008 to 12/31/2008...........  $12.39325    $ 6.76037            0
   01/01/2009 to 12/31/2009...........  $ 6.76037    $ 8.59445            0
   01/01/2010 to 12/31/2010...........  $ 8.59445    $ 9.30062            0
   01/01/2011 to 12/31/2011...........  $ 9.30062    $ 7.92373            0
   01/01/2012 to 12/31/2012...........  $ 7.92373    $ 9.00622            0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11153    $ 7.09425       60,909
   01/01/2009 to 12/31/2009...........  $ 7.09425    $ 8.75409      149,827
   01/01/2010 to 12/31/2010...........  $ 8.75409    $ 9.70638      146,047
   01/01/2011 to 12/31/2011...........  $ 9.70638    $ 9.40219      145,451
   01/01/2012 to 12/31/2012...........  $ 9.40219    $10.40314      163,212

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96650    $10.47287            0
   01/01/2007 to 12/31/2007...........  $10.47287    $10.39915      501,368
   01/01/2008 to 12/31/2008...........  $10.39915    $ 8.34595      600,949
   01/01/2009 to 12/31/2009...........  $ 8.34595    $ 9.92075      623,713
   01/01/2010 to 12/31/2010...........  $ 9.92075    $10.37210      622,237
   01/01/2011 to 12/31/2011...........  $10.37210    $10.12832      604,794
   01/01/2012 to 12/31/2012...........  $10.12832    $10.92398      597,366
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08324    $10.27775            0
   01/01/2010 to 12/31/2010...........  $10.27775    $11.14556            0
   01/01/2011 to 12/31/2011...........  $11.14556    $10.93023            0
   01/01/2012 to 12/31/2012...........  $10.93023    $12.26459            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14462    $10.28755            0
   01/01/2010 to 12/31/2010...........  $10.28755    $11.39741          611
   01/01/2011 to 12/31/2011...........  $11.39741    $10.45164            0
   01/01/2012 to 12/31/2012...........  $10.45164    $11.52872            0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99785    $10.51599            0
   01/01/2007 to 12/31/2007...........  $10.51599    $11.21007            0
   01/01/2008 to 12/31/2008...........  $11.21007    $ 6.40127            0
   01/01/2009 to 12/31/2009...........  $ 6.40127    $ 8.47356            0
   01/01/2010 to 12/31/2010...........  $ 8.47356    $ 8.84687            0
   01/01/2011 to 12/31/2011...........  $ 8.84687    $ 7.82993            0
   01/01/2012 to 12/31/2012...........  $ 7.82993    $ 9.29860            0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95918    $10.94435            0
   01/01/2007 to 12/31/2007...........  $10.94435    $10.34182            0
   01/01/2008 to 12/31/2008...........  $10.34182    $ 5.89445            0
   01/01/2009 to 12/31/2009...........  $ 5.89445    $ 6.85830            0
   01/01/2010 to 12/31/2010...........  $ 6.85830    $ 7.56054            0
   01/01/2011 to 12/31/2011...........  $ 7.56054    $ 7.05750            0
   01/01/2012 to 12/31/2012...........  $ 7.05750    $ 8.03602            0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99785    $10.41498            0
   01/01/2007 to 12/31/2007...........  $10.41498    $10.76225            0
   01/01/2008 to 12/31/2008...........  $10.76225    $ 8.04643            0
   01/01/2009 to 12/31/2009...........  $ 8.04643    $10.55127            0
   01/01/2010 to 12/31/2010...........  $10.55127    $11.65786            0
   01/01/2011 to 12/31/2011...........  $11.65786    $12.51259            0
   01/01/2012 to 12/31/2012...........  $12.51259    $12.91181            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94732    $10.15365         0
   01/01/2007 to 12/31/2007...........  $10.15365    $11.37031         0
   01/01/2008 to 12/31/2008...........  $11.37031    $ 6.24030         0
   01/01/2009 to 12/31/2009...........  $ 6.24030    $ 7.88834         0
   01/01/2010 to 12/31/2010...........  $ 7.88834    $ 9.20269         0
   01/01/2011 to 12/31/2011...........  $ 9.20269    $ 8.88354         0
   01/01/2012 to 12/31/2012...........  $ 8.88354    $ 9.71536         0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95939    $11.03534         0
   01/01/2007 to 12/31/2007...........  $11.03534    $11.75951         0
   01/01/2008 to 12/31/2008...........  $11.75951    $ 7.56170         0
   01/01/2009 to 12/31/2009...........  $ 7.56170    $ 9.68742         0
   01/01/2010 to 12/31/2010...........  $ 9.68742    $10.57442         0
   01/01/2011 to 12/31/2011...........  $10.57442    $ 9.97901         0
   01/01/2012 to 12/31/2012...........  $ 9.97901    $11.96447         0
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93096    $10.31887         0
   01/01/2007 to 12/31/2007...........  $10.31887    $11.56975         0
   01/01/2008 to 12/31/2008...........  $11.56975    $ 7.17904         0
   01/01/2009 to 12/31/2009...........  $ 7.17904    $ 8.69355         0
   01/01/2010 to 12/31/2010...........  $ 8.69355    $ 9.55192         0
   01/01/2011 to 12/31/2011...........  $ 9.55192    $ 9.25036         0
   01/01/2012 to 12/31/2012...........  $ 9.25036    $10.55071         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99786    $10.16082         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.92828    $10.33861         0
   01/01/2007 to 12/31/2007...........  $10.33861    $10.34746         0
   01/01/2008 to 12/31/2008...........  $10.34746    $ 6.23685         0
   01/01/2009 to 12/31/2009...........  $ 6.23685    $ 8.43848         0
   01/01/2010 to 12/31/2010...........  $ 8.43848    $10.16154         0
   01/01/2011 to 12/31/2011...........  $10.16154    $ 9.55795         0
   01/01/2012 to 12/31/2012...........  $ 9.55795    $11.02487         0
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99903    $10.14455         0
   01/01/2007 to 12/31/2007...........  $10.14455    $10.36582         0
   01/01/2008 to 12/31/2008...........  $10.36582    $10.35154         0
   01/01/2009 to 12/31/2009...........  $10.35154    $10.10915         0
   01/01/2010 to 12/31/2010...........  $10.10915    $ 9.85065         0
   01/01/2011 to 12/31/2011...........  $ 9.85065    $ 9.59887         0
   01/01/2012 to 12/31/2012...........  $ 9.59887    $ 9.35130         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.03499    $10.09690         0
   01/01/2007 to 12/31/2007...........  $10.09690    $10.14651         0
   01/01/2008 to 12/31/2008...........  $10.14651    $ 5.70727         0
   01/01/2009 to 12/31/2009...........  $ 5.70727    $ 7.81971         0
   01/01/2010 to 12/31/2010...........  $ 7.81971    $ 9.40326         0
   01/01/2011 to 12/31/2011...........  $ 9.40326    $ 8.93322         0
   01/01/2012 to 12/31/2012...........  $ 8.93322    $10.19275         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02776    $10.05421          0
   01/01/2012 to 12/31/2012...........  $10.05421    $10.27149          0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96424    $10.13968          0
   01/01/2007 to 12/31/2007...........  $10.13968    $12.06955          0
   01/01/2008 to 12/31/2008...........  $12.06955    $ 6.68016          0
   01/01/2009 to 12/31/2009...........  $ 6.68016    $ 8.44628          0
   01/01/2010 to 12/31/2010...........  $ 8.44628    $10.58796          0
   01/01/2011 to 12/31/2011...........  $10.58796    $10.48904          0
   01/01/2012 to 12/31/2012...........  $10.48904    $11.48303          0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98727    $ 9.38904          0
   01/01/2007 to 12/31/2007...........  $ 9.38904    $10.85685          0
   01/01/2008 to 12/31/2008...........  $10.85685    $ 6.07710          0
   01/01/2009 to 12/31/2009...........  $ 6.07710    $ 7.25599          0
   01/01/2010 to 12/31/2010...........  $ 7.25599    $ 8.50141          0
   01/01/2011 to 04/29/2011...........  $ 8.50141    $ 9.50609          0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99786    $10.25735        220
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10060    $ 5.54977          0
   01/01/2009 to 12/31/2009...........  $ 5.54977    $ 9.00268          0
   01/01/2010 to 12/31/2010...........  $ 9.00268    $10.72358          0
   01/01/2011 to 12/31/2011...........  $10.72358    $ 8.32919          0
   01/01/2012 to 12/31/2012...........  $ 8.32919    $ 9.56861          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97945    $10.10621             0
   01/01/2007 to 12/31/2007...........  $10.10621    $10.51324             0
   01/01/2008 to 12/31/2008...........  $10.51324    $10.35600             0
   01/01/2009 to 12/31/2009...........  $10.35600    $11.12066             0
   01/01/2010 to 12/31/2010...........  $11.12066    $11.25600             0
   01/01/2011 to 12/31/2011...........  $11.25600    $11.21246             0
   01/01/2012 to 12/31/2012...........  $11.21246    $11.43518             0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97050    $10.23796             0
   01/01/2007 to 12/31/2007...........  $10.23796    $10.80078             0
   01/01/2008 to 12/31/2008...........  $10.80078    $10.28416             0
   01/01/2009 to 12/31/2009...........  $10.28416    $11.67439             0
   01/01/2010 to 12/31/2010...........  $11.67439    $12.25079             0
   01/01/2011 to 12/31/2011...........  $12.25079    $12.31439             0
   01/01/2012 to 12/31/2012...........  $12.31439    $13.11417             0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97843    $10.35058       344,932
   01/01/2007 to 12/31/2007...........  $10.35058    $10.96110     1,245,876
   01/01/2008 to 12/31/2008...........  $10.96110    $ 8.59727     1,943,965
   01/01/2009 to 12/31/2009...........  $ 8.59727    $10.05357     2,060,444
   01/01/2010 to 12/31/2010...........  $10.05357    $10.82948     2,050,341
   01/01/2011 to 12/31/2011...........  $10.82948    $10.65550     1,911,588
   01/01/2012 to 12/31/2012...........  $10.65550    $11.45674     2,128,095
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01777    $10.05412             0
   01/01/2012 to 12/31/2012...........  $10.05412    $10.49048             0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95008    $10.66309             0
   01/01/2007 to 12/31/2007...........  $10.66309    $10.60276             0
   01/01/2008 to 12/31/2008...........  $10.60276    $ 6.32966             0
   01/01/2009 to 12/31/2009...........  $ 6.32966    $ 7.51185             0
   01/01/2010 to 12/31/2010...........  $ 7.51185    $ 8.41927             0
   01/01/2011 to 12/31/2011...........  $ 8.41927    $ 8.48580             0
   01/01/2012 to 12/31/2012...........  $ 8.48580    $ 9.82084             0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99785    $ 8.84314             0
   01/01/2012 to 12/31/2012...........  $ 8.84314    $ 9.74792             0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09901    $ 6.65498        36,099
   01/01/2009 to 12/31/2009...........  $ 6.65498    $ 8.22388        42,484
   01/01/2010 to 12/31/2010...........  $ 8.22388    $ 9.16080        90,204
   01/01/2011 to 12/31/2011...........  $ 9.16080    $ 8.71154        90,482
   01/01/2012 to 12/31/2012...........  $ 8.71154    $ 9.83583        99,688

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98361    $10.50489             0
   01/01/2007 to 12/31/2007...........  $10.50489    $11.14495       359,613
   01/01/2008 to 12/31/2008...........  $11.14495    $ 7.57909       261,530
   01/01/2009 to 12/31/2009...........  $ 7.57909    $ 9.40742       303,544
   01/01/2010 to 12/31/2010...........  $ 9.40742    $10.24718       383,296
   01/01/2011 to 12/31/2011...........  $10.24718    $ 9.64554       464,519
   01/01/2012 to 12/31/2012...........  $ 9.64554    $10.44259       447,014
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90433    $ 9.85030             0
   01/01/2007 to 12/31/2007...........  $ 9.85030    $10.28069             0
   01/01/2008 to 12/31/2008...........  $10.28069    $ 6.50978             0
   01/01/2009 to 12/31/2009...........  $ 6.50978    $ 8.49211             0
   01/01/2010 to 12/31/2010...........  $ 8.49211    $11.28585             0
   01/01/2011 to 12/31/2011...........  $11.28585    $10.88725             0
   01/01/2012 to 12/31/2012...........  $10.88725    $11.89700             0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99167    $10.39648             0
   01/01/2007 to 12/31/2007...........  $10.39648    $ 9.55860             0
   01/01/2008 to 12/31/2008...........  $ 9.55860    $ 6.54440             0
   01/01/2009 to 12/31/2009...........  $ 6.54440    $ 8.09678             0
   01/01/2010 to 12/31/2010...........  $ 8.09678    $ 9.93828             0
   01/01/2011 to 12/31/2011...........  $ 9.93828    $ 9.10333             0
   01/01/2012 to 12/31/2012...........  $ 9.10333    $10.47853             0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96738    $10.56246        52,298
   01/01/2007 to 12/31/2007...........  $10.56246    $10.93887     1,498,835
   01/01/2008 to 12/31/2008...........  $10.93887    $ 7.89154       994,417
   01/01/2009 to 12/31/2009...........  $ 7.89154    $ 9.54357     1,025,524
   01/01/2010 to 12/31/2010...........  $ 9.54357    $10.36977       964,801
   01/01/2011 to 12/31/2011...........  $10.36977    $10.30287       928,642
   01/01/2012 to 12/31/2012...........  $10.30287    $11.39102       976,707
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94970    $11.00108             0
   01/01/2007 to 12/31/2007...........  $11.00108    $10.33337             0
   01/01/2008 to 12/31/2008...........  $10.33337    $ 5.84996             0
   01/01/2009 to 12/31/2009...........  $ 5.84996    $ 7.05495             0
   01/01/2010 to 12/31/2010...........  $ 7.05495    $ 7.78316             0
   01/01/2011 to 12/31/2011...........  $ 7.78316    $ 7.45823             0
   01/01/2012 to 12/31/2012...........  $ 7.45823    $ 8.51874             0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98885    $10.23278             0
   01/01/2007 to 12/31/2007...........  $10.23278    $10.92868             0
   01/01/2008 to 12/31/2008...........  $10.92868    $10.38726             0
   01/01/2009 to 12/31/2009...........  $10.38726    $11.34510             0
   01/01/2010 to 12/31/2010...........  $11.34510    $11.68700             0
   01/01/2011 to 12/31/2011...........  $11.68700    $11.85538             0
   01/01/2012 to 12/31/2012...........  $11.85538    $12.15220             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93937    $10.40053            0
   01/01/2007 to 12/31/2007...........  $10.40053    $10.96483            0
   01/01/2008 to 12/31/2008...........  $10.96483    $ 6.34814            0
   01/01/2009 to 12/31/2009...........  $ 6.34814    $ 9.48494            0
   01/01/2010 to 12/31/2010...........  $ 9.48494    $10.70110            0
   01/01/2011 to 12/31/2011...........  $10.70110    $10.24854            0
   01/01/2012 to 12/31/2012...........  $10.24854    $11.73898            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14670    $ 9.76596            0
   01/01/2007 to 12/31/2007...........  $ 9.76596    $13.36608            0
   01/01/2008 to 12/31/2008...........  $13.36608    $ 6.51197            0
   01/01/2009 to 12/31/2009...........  $ 6.51197    $ 9.47441            0
   01/01/2010 to 12/31/2010...........  $ 9.47441    $11.11788            0
   01/01/2011 to 12/31/2011...........  $11.11788    $ 9.21533            0
   01/01/2012 to 12/31/2012...........  $ 9.21533    $ 9.30174            0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96994    $10.58456            0
   01/01/2007 to 12/31/2007...........  $10.58456    $11.29541            0
   01/01/2008 to 12/31/2008...........  $11.29541    $ 6.34591            0
   01/01/2009 to 12/31/2009...........  $ 6.34591    $ 7.93970            0
   01/01/2010 to 12/31/2010...........  $ 7.93970    $ 8.86699            0
   01/01/2011 to 12/31/2011...........  $ 8.86699    $ 8.33989        3,239
   01/01/2012 to 12/31/2012...........  $ 8.33989    $ 9.01845       20,146
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99785    $ 9.96779            0
   01/01/2008 to 12/31/2008...........  $ 9.96779    $ 9.20434            0
   01/01/2009 to 12/31/2009...........  $ 9.20434    $10.00948            0
   01/01/2010 to 12/31/2010...........  $10.00948    $10.51144            0
   01/01/2011 to 12/31/2011...........  $10.51144    $10.85741            0
   01/01/2012 to 12/31/2012...........  $10.85741    $11.40720            0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07785    $ 6.60055       67,296
   01/01/2009 to 12/31/2009...........  $ 6.60055    $ 8.36337       78,159
   01/01/2010 to 12/31/2010...........  $ 8.36337    $ 8.98185      114,786
   01/01/2011 to 12/31/2011...........  $ 8.98185    $ 8.60412      114,929
   01/01/2012 to 09/21/2012...........  $ 8.60412    $ 9.57301            0

* Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

       ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00%
                           SETTLEMENT SERVICE CHARGE

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08004    $10.91282      129,445
   01/01/2008 to 12/31/2008...........  $10.91282    $ 7.36563      142,405
   01/01/2009 to 12/31/2009...........  $ 7.36563    $ 9.06905       85,377
   01/01/2010 to 12/31/2010...........  $ 9.06905    $10.05357       99,862
   01/01/2011 to 12/31/2011...........  $10.05357    $ 9.68945      172,922
   01/01/2012 to 12/31/2012...........  $ 9.68945    $10.79903      187,764
AST ADVANCED STRATEGIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07305    $10.83452            0
   01/01/2008 to 12/31/2008...........  $10.83452    $ 7.53017            0
   01/01/2009 to 12/31/2009...........  $ 7.53017    $ 9.40896            0
   01/01/2010 to 12/31/2010...........  $ 9.40896    $10.59254            0
   01/01/2011 to 12/31/2011...........  $10.59254    $10.49952       36,272
   01/01/2012 to 12/31/2012...........  $10.49952    $11.81435       79,091
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12345    $10.18301            0
   01/01/2008 to 12/31/2008...........  $10.18301    $ 6.57914            0
   01/01/2009 to 12/31/2009...........  $ 6.57914    $ 7.67177        3,699
   01/01/2010 to 12/31/2010...........  $ 7.67177    $ 8.64764        4,096
   01/01/2011 to 12/31/2011...........  $ 8.64764    $ 8.86776        4,581
   01/01/2012 to 05/04/2012...........  $ 8.86776    $ 9.65752            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07151    $10.86097        3,120
   01/01/2008 to 12/31/2008...........  $10.86097    $ 7.66698      166,425
   01/01/2009 to 12/31/2009...........  $ 7.66698    $ 9.35958      160,708
   01/01/2010 to 12/31/2010...........  $ 9.35958    $10.40804      226,307
   01/01/2011 to 12/31/2011...........  $10.40804    $10.17985      366,569
   01/01/2012 to 12/31/2012...........  $10.17985    $11.33645      524,542
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99918    $ 9.20827            0
   01/01/2012 to 12/31/2012...........  $ 9.20827    $10.20156            0
AST BLACKROCK VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11154    $10.19617        2,976
   01/01/2008 to 12/31/2008...........  $10.19617    $ 6.32963            0
   01/01/2009 to 12/31/2009...........  $ 6.32963    $ 7.41124            0
   01/01/2010 to 12/31/2010...........  $ 7.41124    $ 8.25078            0
   01/01/2011 to 12/31/2011...........  $ 8.25078    $ 8.12903        4,250
   01/01/2012 to 12/31/2012...........  $ 8.12903    $ 9.12709       14,114
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09687    $11.01224       40,327
   01/01/2008 to 12/31/2008...........  $11.01224    $ 7.09376       47,327
   01/01/2009 to 12/31/2009...........  $ 7.09376    $ 8.80257       75,060
   01/01/2010 to 12/31/2010...........  $ 8.80257    $ 9.88109       85,112
   01/01/2011 to 12/31/2011...........  $ 9.88109    $ 9.54594      115,629
   01/01/2012 to 12/31/2012...........  $ 9.54594    $10.74833       85,759

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08128    $ 7.37971            0
   01/01/2009 to 12/31/2009...........  $ 7.37971    $ 9.01552            0
   01/01/2010 to 12/31/2010...........  $ 9.01552    $ 9.99007            0
   01/01/2011 to 12/31/2011...........  $ 9.99007    $ 9.71160        5,942
   01/01/2012 to 12/31/2012...........  $ 9.71160    $10.60403       50,477
AST COHEN & STEERS REALTY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10286    $ 7.81223        2,528
   01/01/2008 to 12/31/2008...........  $ 7.81223    $ 5.02371        2,463
   01/01/2009 to 12/31/2009...........  $ 5.02371    $ 6.56219        2,370
   01/01/2010 to 12/31/2010...........  $ 6.56219    $ 8.36127        3,255
   01/01/2011 to 12/31/2011...........  $ 8.36127    $ 8.82419        4,845
   01/01/2012 to 12/31/2012...........  $ 8.82419    $10.07765       33,808
AST DEAM SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09789    $ 8.33201            0
   01/01/2008 to 07/18/2008...........  $ 8.33201    $ 7.66199            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10254    $10.91958            0
   01/01/2008 to 12/31/2008...........  $10.91958    $ 6.04442            0
   01/01/2009 to 12/31/2009...........  $ 6.04442    $ 7.93932        3,166
   01/01/2010 to 12/31/2010...........  $ 7.93932    $10.41905        2,949
   01/01/2011 to 12/31/2011...........  $10.41905    $ 8.96343        2,264
   01/01/2012 to 12/31/2012...........  $ 8.96343    $10.65604        9,161
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10379    $ 7.54057            0
   01/01/2009 to 12/31/2009...........  $ 7.54057    $ 9.05097            0
   01/01/2010 to 12/31/2010...........  $ 9.05097    $10.15522            0
   01/01/2011 to 12/31/2011...........  $10.15522    $ 9.80622       17,951
   01/01/2012 to 12/31/2012...........  $ 9.80622    $11.03284       39,447
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07381    $10.77036        7,255
   01/01/2008 to 12/31/2008...........  $10.77036    $ 6.98618       42,388
   01/01/2009 to 12/31/2009...........  $ 6.98618    $ 8.56682       35,985
   01/01/2010 to 12/31/2010...........  $ 8.56682    $ 9.70021       34,782
   01/01/2011 to 12/31/2011...........  $ 9.70021    $ 9.45972       70,843
   01/01/2012 to 12/31/2012...........  $ 9.45972    $10.36217      125,844
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10404    $11.19117          469
   01/01/2008 to 12/31/2008...........  $11.19117    $ 6.56949          393
   01/01/2009 to 12/31/2009...........  $ 6.56949    $ 8.19394       29,491
   01/01/2010 to 12/31/2010...........  $ 8.19394    $ 9.65573       34,201
   01/01/2011 to 12/31/2011...........  $ 9.65573    $ 8.96603       49,820
   01/01/2012 to 12/31/2012...........  $ 8.96603    $10.02421       61,112
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99918    $ 7.49594        5,059
   01/01/2009 to 11/13/2009...........  $ 7.49594    $ 8.43273            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99918    $10.79695       47,791
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17586    $ 6.13224            0
   01/01/2009 to 12/31/2009...........  $ 6.13224    $ 8.20276          146
   01/01/2010 to 12/31/2010...........  $ 8.20276    $ 9.76197          137
   01/01/2011 to 12/31/2011...........  $ 9.76197    $ 9.17833          541
   01/01/2012 to 12/31/2012...........  $ 9.17833    $11.52315        1,910
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09100    $11.53628        4,723
   01/01/2008 to 12/31/2008...........  $11.53628    $ 6.82244        4,600
   01/01/2009 to 12/31/2009...........  $ 6.82244    $10.09167        4,428
   01/01/2010 to 12/31/2010...........  $10.09167    $11.01965        5,277
   01/01/2011 to 12/31/2011...........  $11.01965    $10.47885        6,194
   01/01/2012 to 12/31/2012...........  $10.47885    $12.42563       13,645

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11632    $10.62005            0
   01/01/2008 to 12/31/2008...........  $10.62005    $ 6.23634            0
   01/01/2009 to 12/31/2009...........  $ 6.23634    $ 7.35950        6,458
   01/01/2010 to 12/31/2010...........  $ 7.35950    $ 8.22556        5,948
   01/01/2011 to 12/31/2011...........  $ 8.22556    $ 7.69478        7,670
   01/01/2012 to 12/31/2012...........  $ 7.69478    $ 9.11684       17,500
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09800    $11.48986        1,492
   01/01/2008 to 12/31/2008...........  $11.48986    $ 6.73541            0
   01/01/2009 to 12/31/2009...........  $ 6.73541    $10.47635          231
   01/01/2010 to 12/31/2010...........  $10.47635    $12.42903          782
   01/01/2011 to 12/31/2011...........  $12.42903    $11.93976        1,490
   01/01/2012 to 12/31/2012...........  $11.93976    $14.14015       10,307
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03407    $ 7.66279          431
   01/01/2009 to 12/31/2009...........  $ 7.66279    $ 9.62383          517
   01/01/2010 to 12/31/2010...........  $ 9.62383    $12.07909        1,114
   01/01/2011 to 12/31/2011...........  $12.07909    $12.11532        1,906
   01/01/2012 to 12/31/2012...........  $12.11532    $13.87726        4,328
AST HIGH YIELD PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99918    $ 9.96607            0
   01/01/2008 to 12/31/2008...........  $ 9.96607    $ 7.34697            0
   01/01/2009 to 12/31/2009...........  $ 7.34697    $ 9.86035        3,032
   01/01/2010 to 12/31/2010...........  $ 9.86035    $11.08074       18,004
   01/01/2011 to 12/31/2011...........  $11.08074    $11.31919       24,364
   01/01/2012 to 12/31/2012...........  $11.31919    $12.76194       53,227
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08946    $ 7.64998          744
   01/01/2009 to 12/31/2009...........  $ 7.64998    $ 9.34543        2,369
   01/01/2010 to 12/31/2010...........  $ 9.34543    $10.32606        7,551
   01/01/2011 to 12/31/2011...........  $10.32606    $10.17206       13,151
   01/01/2012 to 12/31/2012...........  $10.17206    $11.09154       67,208
AST INTERNATIONAL GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.15948    $12.05201            0
   01/01/2008 to 12/31/2008...........  $12.05201    $ 5.93863            0
   01/01/2009 to 12/31/2009...........  $ 5.93863    $ 7.95483          448
   01/01/2010 to 12/31/2010...........  $ 7.95483    $ 9.01789          458
   01/01/2011 to 12/31/2011...........  $ 9.01789    $ 7.77483          437
   01/01/2012 to 12/31/2012...........  $ 7.77483    $ 9.26557        8,321
AST INTERNATIONAL VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12617    $11.65068            0
   01/01/2008 to 12/31/2008...........  $11.65068    $ 6.45950            0
   01/01/2009 to 12/31/2009...........  $ 6.45950    $ 8.34615            0
   01/01/2010 to 12/31/2010...........  $ 8.34615    $ 9.17929          607
   01/01/2011 to 12/31/2011...........  $ 9.17929    $ 7.94794        1,773
   01/01/2012 to 12/31/2012...........  $ 7.94794    $ 9.18156        3,131
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11197    $ 7.17178            0
   01/01/2009 to 12/31/2009...........  $ 7.17178    $ 8.99427            0
   01/01/2010 to 12/31/2010...........  $ 8.99427    $10.13569            0
   01/01/2011 to 12/31/2011...........  $10.13569    $ 9.97825        1,208
   01/01/2012 to 12/31/2012...........  $ 9.97825    $11.22134       27,647

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08054    $10.17383            0
   01/01/2008 to 12/31/2008...........  $10.17383    $ 8.29858       10,258
   01/01/2009 to 12/31/2009...........  $ 8.29858    $10.02568       41,174
   01/01/2010 to 12/31/2010...........  $10.02568    $10.65289       41,076
   01/01/2011 to 12/31/2011...........  $10.65289    $10.57215       44,156
   01/01/2012 to 12/31/2012...........  $10.57215    $11.58947       68,595
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08457    $10.29963            0
   01/01/2010 to 12/31/2010...........  $10.29963    $11.35164            0
   01/01/2011 to 12/31/2011...........  $11.35164    $11.31377            0
   01/01/2012 to 12/31/2012...........  $11.31377    $12.90295          518
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14595    $10.30944            0
   01/01/2010 to 12/31/2010...........  $10.30944    $11.60815          678
   01/01/2011 to 12/31/2011...........  $11.60815    $10.81845        1,493
   01/01/2012 to 12/31/2012...........  $10.81845    $12.12874        1,675
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.14435    $10.97941        2,000
   01/01/2008 to 12/31/2008...........  $10.97941    $ 6.37232        7,415
   01/01/2009 to 12/31/2009...........  $ 6.37232    $ 8.57302       10,158
   01/01/2010 to 12/31/2010...........  $ 8.57302    $ 9.09678       10,379
   01/01/2011 to 12/31/2011...........  $ 9.09678    $ 8.18270       11,011
   01/01/2012 to 12/31/2012...........  $ 8.18270    $ 9.87658       14,182
AST LARGE-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11587    $ 9.84473            0
   01/01/2008 to 12/31/2008...........  $ 9.84473    $ 5.70314            0
   01/01/2009 to 12/31/2009...........  $ 5.70314    $ 6.74404            0
   01/01/2010 to 12/31/2010...........  $ 6.74404    $ 7.55590          197
   01/01/2011 to 12/31/2011...........  $ 7.55590    $ 7.16817        1,094
   01/01/2012 to 12/31/2012...........  $ 7.16817    $ 8.29561       14,852
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.02439    $10.32185            0
   01/01/2008 to 12/31/2008...........  $10.32185    $ 7.84324            0
   01/01/2009 to 12/31/2009...........  $ 7.84324    $10.45274        5,287
   01/01/2010 to 12/31/2010...........  $10.45274    $11.73757        4,794
   01/01/2011 to 12/31/2011...........  $11.73757    $12.80336        8,496
   01/01/2012 to 12/31/2012...........  $12.80336    $13.42818       77,961
AST MARSICO CAPITAL GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.13199    $11.47337        2,345
   01/01/2008 to 12/31/2008...........  $11.47337    $ 6.40005            0
   01/01/2009 to 12/31/2009...........  $ 6.40005    $ 8.22241        6,687
   01/01/2010 to 12/31/2010...........  $ 8.22241    $ 9.74903        6,413
   01/01/2011 to 12/31/2011...........  $ 9.74903    $ 9.56442        5,154
   01/01/2012 to 12/31/2012...........  $ 9.56442    $10.63120       48,310
AST MFS GLOBAL EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11667    $10.95164            0
   01/01/2008 to 12/31/2008...........  $10.95164    $ 7.15759        1,243
   01/01/2009 to 12/31/2009...........  $ 7.15759    $ 9.31966       15,605
   01/01/2010 to 12/31/2010...........  $ 9.31966    $10.33903       12,339
   01/01/2011 to 12/31/2011...........  $10.33903    $ 9.91614       18,473
   01/01/2012 to 12/31/2012...........  $ 9.91614    $12.08368       28,565
AST MFS GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10694    $11.59267            0
   01/01/2008 to 12/31/2008...........  $11.59267    $ 7.31108          440
   01/01/2009 to 12/31/2009...........  $ 7.31108    $ 8.99798        3,010
   01/01/2010 to 12/31/2010...........  $ 8.99798    $10.04775        2,559
   01/01/2011 to 12/31/2011...........  $10.04775    $ 9.88927        3,386
   01/01/2012 to 12/31/2012...........  $ 9.88927    $11.46400        5,224
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99918    $10.22213            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10574    $10.11084            0
   01/01/2008 to 12/31/2008...........  $10.11084    $ 6.19415            0
   01/01/2009 to 12/31/2009...........  $ 6.19415    $ 8.51751            0
   01/01/2010 to 12/31/2010...........  $ 8.51751    $10.42410            0
   01/01/2011 to 12/31/2011...........  $10.42410    $ 9.96483          972
   01/01/2012 to 12/31/2012...........  $ 9.96483    $11.68256        7,983
AST MONEY MARKET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.00052    $10.29973            0
   01/01/2008 to 12/31/2008...........  $10.29973    $10.45357       10,390
   01/01/2009 to 12/31/2009...........  $10.45357    $10.37528        8,118
   01/01/2010 to 12/31/2010...........  $10.37528    $10.27485       23,603
   01/01/2011 to 12/31/2011...........  $10.27485    $10.17598       28,226
   01/01/2012 to 12/31/2012...........  $10.17598    $10.07626      137,020
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.13369    $10.25701        2,202
   01/01/2008 to 12/31/2008...........  $10.25701    $ 5.86395        1,930
   01/01/2009 to 12/31/2009...........  $ 5.86395    $ 8.16575       10,813
   01/01/2010 to 12/31/2010...........  $ 8.16575    $ 9.97960       10,171
   01/01/2011 to 12/31/2011...........  $ 9.97960    $ 9.63540       10,393
   01/01/2012 to 12/31/2012...........  $ 9.63540    $11.17393       15,841
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11565    $11.82260            0
   01/01/2008 to 12/31/2008...........  $11.82260    $ 6.65075            0
   01/01/2009 to 12/31/2009...........  $ 6.65075    $ 8.54648            0
   01/01/2010 to 12/31/2010...........  $ 8.54648    $10.88845            0
   01/01/2011 to 12/31/2011...........  $10.88845    $10.96268          424
   01/01/2012 to 12/31/2012...........  $10.96268    $12.19821       16,652
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12073    $11.75209            0
   01/01/2008 to 12/31/2008...........  $11.75209    $ 6.68601            0
   01/01/2009 to 12/31/2009...........  $ 6.68601    $ 8.11354          149
   01/01/2010 to 12/31/2010...........  $ 8.11354    $ 9.66127          139
   01/01/2011 to 04/29/2011...........  $ 9.66127    $10.86028            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99918    $10.37057       16,117
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10192    $ 5.59093            0
   01/01/2009 to 12/31/2009...........  $ 5.59093    $ 9.21761          129
   01/01/2010 to 12/31/2010...........  $ 9.21761    $11.15868          125
   01/01/2011 to 12/31/2011...........  $11.15868    $ 8.80869        2,616
   01/01/2012 to 12/31/2012...........  $ 8.80869    $10.28504        3,295

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99034    $10.47408        6,233
   01/01/2008 to 12/31/2008...........  $10.47408    $10.48603        6,071
   01/01/2009 to 12/31/2009...........  $10.48603    $11.44430       46,373
   01/01/2010 to 12/31/2010...........  $11.44430    $11.77276       96,945
   01/01/2011 to 12/31/2011...........  $11.77276    $11.91843      101,716
   01/01/2012 to 12/31/2012...........  $11.91843    $12.35443       57,567
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99058    $10.56075            0
   01/01/2008 to 12/31/2008...........  $10.56075    $10.21988        1,836
   01/01/2009 to 12/31/2009...........  $10.21988    $11.79093       23,401
   01/01/2010 to 12/31/2010...........  $11.79093    $12.57524       35,839
   01/01/2011 to 12/31/2011...........  $12.57524    $12.84647       42,310
   01/01/2012 to 12/31/2012...........  $12.84647    $13.90489      141,041
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.04514    $10.75670            0
   01/01/2008 to 12/31/2008...........  $10.75670    $ 8.57497       34,793
   01/01/2009 to 12/31/2009...........  $ 8.57497    $10.19125       87,454
   01/01/2010 to 12/31/2010...........  $10.19125    $11.15697      108,923
   01/01/2011 to 12/31/2011...........  $11.15697    $11.15675      207,615
   01/01/2012 to 12/31/2012...........  $11.15675    $12.19226      449,309
AST QMA US EQUITY ALPHA PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11188    $10.37151            0
   01/01/2008 to 12/31/2008...........  $10.37151    $ 6.29304            0
   01/01/2009 to 12/31/2009...........  $ 6.29304    $ 7.59041            0
   01/01/2010 to 12/31/2010...........  $ 7.59041    $ 8.64622            0
   01/01/2011 to 12/31/2011...........  $ 8.64622    $ 8.85664          491
   01/01/2012 to 12/31/2012...........  $ 8.85664    $10.41779        1,912
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99918    $ 8.93992            0
   01/01/2012 to 12/31/2012...........  $ 8.93992    $10.01604       21,087
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09946    $ 6.72784            0
   01/01/2009 to 12/31/2009...........  $ 6.72784    $ 8.44981            0
   01/01/2010 to 12/31/2010...........  $ 8.44981    $ 9.56609            0
   01/01/2011 to 12/31/2011...........  $ 9.56609    $ 9.24529       24,558
   01/01/2012 to 12/31/2012...........  $ 9.24529    $10.60940       48,336
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07291    $10.87140        1,400
   01/01/2008 to 12/31/2008...........  $10.87140    $ 7.51399        1,359
   01/01/2009 to 12/31/2009...........  $ 7.51399    $ 9.47895        9,547
   01/01/2010 to 12/31/2010...........  $ 9.47895    $10.49368       18,919
   01/01/2011 to 12/31/2011...........  $10.49368    $10.03860       22,204
   01/01/2012 to 12/31/2012...........  $10.03860    $11.04609       46,234
AST SMALL-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09716    $10.46802            0
   01/01/2008 to 12/31/2008...........  $10.46802    $ 6.73693            0
   01/01/2009 to 12/31/2009...........  $ 6.73693    $ 8.93194            0
   01/01/2010 to 12/31/2010...........  $ 8.93194    $12.06406            0
   01/01/2011 to 12/31/2011...........  $12.06406    $11.82778          819
   01/01/2012 to 12/31/2012...........  $11.82778    $13.13644        5,376
AST SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11095    $ 9.43656        1,552
   01/01/2008 to 12/31/2008...........  $ 9.43656    $ 6.56669            0
   01/01/2009 to 12/31/2009...........  $ 6.56669    $ 8.25723            0
   01/01/2010 to 12/31/2010...........  $ 8.25723    $10.30053            0
   01/01/2011 to 12/31/2011...........  $10.30053    $ 9.58913          680
   01/01/2012 to 12/31/2012...........  $ 9.58913    $11.21832        7,416

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.06740    $10.57860          492
   01/01/2008 to 12/31/2008...........  $10.57860    $ 7.75653       39,334
   01/01/2009 to 12/31/2009...........  $ 7.75653    $ 9.53361       42,393
   01/01/2010 to 12/31/2010...........  $ 9.53361    $10.52807       33,991
   01/01/2011 to 12/31/2011...........  $10.52807    $10.63067       60,944
   01/01/2012 to 12/31/2012...........  $10.63067    $11.94592      170,982
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11700    $ 9.82815        5,487
   01/01/2008 to 12/31/2008...........  $ 9.82815    $ 5.65507        5,921
   01/01/2009 to 12/31/2009...........  $ 5.65507    $ 6.93144        5,658
   01/01/2010 to 12/31/2010...........  $ 6.93144    $ 7.77169        5,028
   01/01/2011 to 12/31/2011...........  $ 7.77169    $ 7.56873        6,045
   01/01/2012 to 12/31/2012...........  $ 7.56873    $ 8.78643       21,212
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.98213    $10.73003            0
   01/01/2008 to 12/31/2008...........  $10.73003    $10.36499        3,077
   01/01/2009 to 12/31/2009...........  $10.36499    $11.50569       10,277
   01/01/2010 to 12/31/2010...........  $11.50569    $12.04612       11,386
   01/01/2011 to 12/31/2011...........  $12.04612    $12.41886       12,041
   01/01/2012 to 12/31/2012...........  $12.41886    $12.93840       11,281
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08361    $10.93976            0
   01/01/2008 to 12/31/2008...........  $10.93976    $ 6.43744        1,333
   01/01/2009 to 12/31/2009...........  $ 6.43744    $ 9.77555        3,241
   01/01/2010 to 12/31/2010...........  $ 9.77555    $11.20897        3,920
   01/01/2011 to 12/31/2011...........  $11.20897    $10.91000        4,699
   01/01/2012 to 12/31/2012...........  $10.91000    $12.70117       19,767
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.17958    $13.94064            0
   01/01/2008 to 12/31/2008...........  $13.94064    $ 6.90317        6,773
   01/01/2009 to 12/31/2009...........  $ 6.90317    $10.20784       15,445
   01/01/2010 to 12/31/2010...........  $10.20784    $12.17409       13,337
   01/01/2011 to 12/31/2011...........  $12.17409    $10.25550       19,083
   01/01/2012 to 12/31/2012...........  $10.25550    $10.52125       16,869
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12210    $11.05096        1,576
   01/01/2008 to 12/31/2008...........  $11.05096    $ 6.31035        3,962
   01/01/2009 to 12/31/2009...........  $ 6.31035    $ 8.02421       13,667
   01/01/2010 to 12/31/2010...........  $ 8.02421    $ 9.10752       13,459
   01/01/2011 to 12/31/2011...........  $ 9.10752    $ 8.70580       20,325
   01/01/2012 to 12/31/2012...........  $ 8.70580    $ 9.56832       21,025
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99918    $ 9.98774            0
   01/01/2008 to 12/31/2008...........  $ 9.98774    $ 9.37351            0
   01/01/2009 to 12/31/2009...........  $ 9.37351    $10.35999        3,687
   01/01/2010 to 12/31/2010...........  $10.35999    $11.05727        3,593
   01/01/2011 to 12/31/2011...........  $11.05727    $11.60740        6,542
   01/01/2012 to 12/31/2012...........  $11.60740    $12.39484       37,608
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07829    $ 6.67267        5,683
   01/01/2009 to 12/31/2009...........  $ 6.67267    $ 8.59292        9,582
   01/01/2010 to 12/31/2010...........  $ 8.59292    $ 9.37902        8,610
   01/01/2011 to 12/31/2011...........  $ 9.37902    $ 9.13111       22,166
   01/01/2012 to 09/21/2012...........  $ 9.13111    $10.27970            0

* Denotes the start date of these sub-accounts

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                            SUBACCOUNTS
                                             -------------------------------------------------------------------------
                                                                                              PRUDENTIAL   PRUDENTIAL
                                              PRUDENTIAL      PRUDENTIAL                       FLEXIBLE   CONSERVATIVE
                                             MONEY MARKET  DIVERSIFIED BOND PRUDENTIAL EQUITY  MANAGED      BALANCED
                                              PORTFOLIO       PORTFOLIO         PORTFOLIO     PORTFOLIO    PORTFOLIO
                                             ------------  ---------------- ----------------- ----------- ------------
ASSETS
  Investment in the portfolios, at fair
   value.................................... $177,543,306    $229,314,392     $184,957,576    $13,486,934 $19,598,026
                                             ------------    ------------     ------------    ----------- -----------
  Net Assets................................ $177,543,306    $229,314,392     $184,957,576    $13,486,934 $19,598,026
                                             ============    ============     ============    =========== ===========

NET ASSETS, representing:
  Accumulation units........................ $177,543,306    $229,314,392     $184,957,576    $13,486,934 $19,598,026
                                             ------------    ------------     ------------    ----------- -----------
                                             $177,543,306    $229,314,392     $184,957,576    $13,486,934 $19,598,026
                                             ============    ============     ============    =========== ===========

  Units outstanding.........................  149,308,419      93,666,356       90,862,124      6,313,280   9,348,598
                                             ============    ============     ============    =========== ===========

  Portfolio shares held.....................   17,754,331      19,302,558        6,898,828        758,972   1,102,871
  Portfolio net asset value per share....... $      10.00    $      11.88     $      26.81    $     17.77 $     17.77
  Investment in portfolio shares, at
   cost..................................... $177,543,306    $214,542,507     $184,321,670    $12,903,048 $16,903,373

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                            SUBACCOUNTS
                                             -------------------------------------------------------------------------
                                                                                              PRUDENTIAL   PRUDENTIAL
                                              PRUDENTIAL      PRUDENTIAL                       FLEXIBLE   CONSERVATIVE
                                             MONEY MARKET  DIVERSIFIED BOND PRUDENTIAL EQUITY  MANAGED      BALANCED
                                              PORTFOLIO       PORTFOLIO         PORTFOLIO     PORTFOLIO    PORTFOLIO
                                             ------------  ---------------- ----------------- ----------- ------------
                                              01/01/2012      01/01/2012       01/01/2012     01/01/2012   01/01/2012
                                                  TO              TO               TO             TO           TO
                                              12/31/2012      12/31/2012       12/31/2012     12/31/2012   12/31/2012
                                             ------------  ---------------- ----------------- ----------- ------------
INVESTMENT INCOME
  Dividend income........................... $     23,969    $ 10,201,169     $  1,149,014    $   265,369 $   423,605
                                             ------------    ------------     ------------    ----------- -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................    2,786,898       3,245,966        2,784,455        192,523     282,815
                                             ------------    ------------     ------------    ----------- -----------

NET INVESTMENT INCOME (LOSS)................   (2,762,929)      6,955,203       (1,635,441)        72,846     140,790
                                             ------------    ------------     ------------    ----------- -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......            0      10,125,578                0              0           0
  Realized gain (loss) on shares
   redeemed.................................            0       1,751,422         (450,871)        21,651     323,377
  Net change in unrealized gain (loss) on
   investments..............................            0       1,506,248       24,037,300      1,448,626   1,415,793
                                             ------------    ------------     ------------    ----------- -----------

NET GAIN (LOSS) ON INVESTMENTS..............            0      13,383,248       23,586,429      1,470,277   1,739,170
                                             ------------    ------------     ------------    ----------- -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS............................... $ (2,762,929)   $ 20,338,451     $ 21,950,988    $ 1,543,123 $ 1,879,960
                                             ============    ============     ============    =========== ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A1

                                                 SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                 PRUDENTIAL                                                    PRUDENTIAL
 PRUDENTIAL     PRUDENTIAL HIGH   NATURAL                                       PRUDENTIAL        SMALL       T. ROWE PRICE
   VALUE          YIELD BOND     RESOURCES   PRUDENTIAL STOCK    PRUDENTIAL      JENNISON    CAPITALIZATION   INTERNATIONAL
 PORTFOLIO         PORTFOLIO     PORTFOLIO   INDEX PORTFOLIO  GLOBAL PORTFOLIO  PORTFOLIO    STOCK PORTFOLIO STOCK PORTFOLIO
------------    --------------- -----------  ---------------- ---------------- ------------  --------------- ---------------
$276,926,980     $215,814,395   $ 8,074,578    $276,210,154     $59,621,816    $264,877,751    $53,498,901     $21,529,410
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------
$276,926,980     $215,814,395   $ 8,074,578    $276,210,154     $59,621,816    $264,877,751    $53,498,901     $21,529,410
============     ============   ===========    ============     ===========    ============    ===========     ===========

$276,926,980     $215,814,395   $ 8,074,578    $276,210,154     $59,621,816    $264,877,751    $53,498,901     $21,529,410
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------
$276,926,980     $215,814,395   $ 8,074,578    $276,210,154     $59,621,816    $264,877,751    $53,498,901     $21,529,410
============     ============   ===========    ============     ===========    ============    ===========     ===========

 133,539,907       53,646,031     1,128,485     148,556,457      34,277,423     136,588,442     16,924,329      14,598,599
============     ============   ===========    ============     ===========    ============    ===========     ===========

  15,325,234       41,029,353       238,681       7,747,830       3,046,593       9,817,559      2,882,484       1,548,878
$      18.07     $       5.26   $     33.83    $      35.65     $     19.57    $      26.98    $     18.56     $     13.90

$288,198,149     $217,370,395   $ 8,214,289    $247,620,879     $58,363,062    $220,265,472    $46,704,256     $20,131,654


                                                 SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                 PRUDENTIAL                                                    PRUDENTIAL
 PRUDENTIAL     PRUDENTIAL HIGH   NATURAL                                       PRUDENTIAL        SMALL       T. ROWE PRICE
   VALUE          YIELD BOND     RESOURCES   PRUDENTIAL STOCK    PRUDENTIAL      JENNISON    CAPITALIZATION   INTERNATIONAL
 PORTFOLIO         PORTFOLIO     PORTFOLIO   INDEX PORTFOLIO  GLOBAL PORTFOLIO  PORTFOLIO    STOCK PORTFOLIO STOCK PORTFOLIO
------------    --------------- -----------  ---------------- ---------------- ------------  --------------- ---------------
 01/01/2012       01/01/2012     01/01/2012     01/01/2012       01/01/2012     01/01/2012     01/01/2012      01/01/2012
     TO               TO             TO             TO               TO             TO             TO              TO
 12/31/2012       12/31/2012     12/31/2012     12/31/2012       12/31/2012     12/31/2012     12/31/2012      12/31/2012
------------    --------------- -----------  ---------------- ---------------- ------------  --------------- ---------------

$  2,775,154     $ 15,190,570   $    41,976    $  4,841,618     $   971,979    $    437,635    $   329,540     $   261,196
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------

   4,316,767        3,318,022       125,930       4,230,560         896,746       4,063,992        755,563         298,324
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------

  (1,541,613)      11,872,548       (83,954)        611,058          75,233      (3,626,357)      (426,023)        (37,128)
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------

           0                0       722,713         856,145               0               0      2,745,086               0
  (4,043,300)           1,052        96,612       3,585,959        (305,871)      7,556,683        799,734           6,086
  40,060,312       14,429,761    (1,055,659)     32,077,092       9,095,692      33,680,382      4,159,755       3,323,946
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------

  36,017,012       14,430,813      (236,334)     36,519,196       8,789,821      41,237,065      7,704,575       3,330,032
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------

$ 34,475,399     $ 26,303,361   $  (320,288)   $ 37,130,254     $ 8,865,054    $ 37,610,708    $ 7,278,552     $ 3,292,904
============     ============   ===========    ============     ===========    ============    ===========     ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A2

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                               SUBACCOUNTS
                                             -------------------------------------------------------------------------------
                                                                                                JANUS ASPEN
                                                                                JANUS ASPEN      OVERSEAS
                                             T. ROWE PRICE                   JANUS PORTFOLIO -  PORTFOLIO -  MFS(R) RESEARCH
                                             EQUITY INCOME INVESCO V.I. CORE   INSTITUTIONAL   INSTITUTIONAL SERIES - INITIAL
                                               PORTFOLIO      EQUITY FUND         SHARES          SHARES          CLASS
                                             ------------- ----------------- ----------------- ------------- ----------------
ASSETS
  Investment in the portfolios, at fair
   value....................................  $67,181,900     $85,179,978       $55,619,843     $95,789,817    $17,640,076
                                              -----------     -----------       -----------     -----------    -----------
  Net Assets................................  $67,181,900     $85,179,978       $55,619,843     $95,789,817    $17,640,076
                                              ===========     ===========       ===========     ===========    ===========

NET ASSETS, representing:
  Accumulation units........................  $67,181,900     $85,179,978       $55,619,843     $95,789,817    $17,640,076
                                              -----------     -----------       -----------     -----------    -----------
                                              $67,181,900     $85,179,978       $55,619,843     $95,789,817    $17,640,076
                                              ===========     ===========       ===========     ===========    ===========

  Units outstanding.........................   28,066,857      43,197,523        31,862,550      28,534,247      9,422,324
                                              ===========     ===========       ===========     ===========    ===========

  Portfolio shares held.....................    3,016,700       2,826,144         2,102,830       2,523,441        807,696
  Portfolio net asset value per share.......  $     22.27     $     30.14       $     26.45     $     37.96    $     21.84
  Investment in portfolio shares, at
   cost.....................................  $58,841,956     $68,665,968       $54,581,204     $80,172,782    $13,934,407

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                               SUBACCOUNTS
                                             -------------------------------------------------------------------------------
                                                                                                JANUS ASPEN
                                                                                JANUS ASPEN      OVERSEAS
                                             T. ROWE PRICE                   JANUS PORTFOLIO -  PORTFOLIO -  MFS(R) RESEARCH
                                             EQUITY INCOME INVESCO V.I. CORE   INSTITUTIONAL   INSTITUTIONAL SERIES - INITIAL
                                               PORTFOLIO      EQUITY FUND         SHARES          SHARES          CLASS
                                             ------------- ----------------- ----------------- ------------- ----------------
                                              01/01/2012      01/01/2012        01/01/2012      01/01/2012      01/01/2012
                                                  TO              TO                TO              TO              TO
                                              12/31/2012      12/31/2012        12/31/2012      12/31/2012      12/31/2012
                                             ------------- ----------------- ----------------- ------------- ----------------
INVESTMENT INCOME
  Dividend income...........................  $ 1,435,844     $   837,661       $   309,142     $   669,249    $   140,752
                                              -----------     -----------       -----------     -----------    -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................      938,452       1,226,275           787,021       1,354,634        246,764
                                              -----------     -----------       -----------     -----------    -----------

NET INVESTMENT INCOME (LOSS)................      497,392        (388,614)         (477,879)       (685,385)      (106,012)
                                              -----------     -----------       -----------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......            0               0           952,992      10,208,322              0
  Realized gain (loss) on shares
   redeemed.................................      767,223       2,083,135          (125,204)      2,554,356        528,217
  Net change in unrealized gain (loss) on
   investments..............................    8,390,902       8,487,449         8,371,136        (984,268)     2,135,192
                                              -----------     -----------       -----------     -----------    -----------

NET GAIN (LOSS) ON INVESTMENTS..............    9,158,125      10,570,584         9,198,924      11,778,410      2,663,409
                                              -----------     -----------       -----------     -----------    -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...............................  $ 9,655,517     $10,181,970       $ 8,721,045     $11,093,025    $ 2,557,397
                                              ===========     ===========       ===========     ===========    ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A3

                                                    SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                               FTVIP FRANKLIN
                                SMALL-MID CAP                               ALLIANCEBERNSTEIN
 MFS(R) GROWTH     AMERICAN        GROWTH         PRUDENTIAL                  VPS LARGE CAP    PRUDENTIAL SP     JANUS ASPEN
SERIES - INITIAL  CENTURY VP  SECURITIES FUND - JENNISON 20/20  DAVIS VALUE GROWTH PORTFOLIO  SMALL CAP VALUE JANUS PORTFOLIO -
     CLASS        VALUE FUND       CLASS 2      FOCUS PORTFOLIO  PORTFOLIO       CLASS B         PORTFOLIO     SERVICE SHARES
---------------- -----------  ----------------- --------------- ----------- ----------------- --------------- -----------------
  $52,205,539    $24,485,286     $25,078,915      $46,982,908   $26,877,517    $5,274,054      $100,418,221      $10,868,128
  -----------    -----------     -----------      -----------   -----------    ----------      ------------      -----------
  $52,205,539    $24,485,286     $25,078,915      $46,982,908   $26,877,517    $5,274,054      $100,418,221      $10,868,128
  ===========    ===========     ===========      ===========   ===========    ==========      ============      ===========

  $52,200,539    $24,485,286     $25,078,915      $46,982,908   $26,877,517    $5,274,054      $100,418,221      $10,868,128
  -----------    -----------     -----------      -----------   -----------    ----------      ------------      -----------
  $52,200,539    $24,485,286     $25,078,915      $46,982,908   $26,877,517    $5,274,054      $100,418,221      $10,868,128
  ===========    ===========     ===========      ===========   ===========    ==========      ============      ===========

   27,447,081     10,985,367      13,253,331       25,911,417    23,262,060     7,752,620        52,822,318        9,525,693
  ===========    ===========     ===========      ===========   ===========    ==========      ============      ===========

    1,810,806      3,755,412       1,191,964        2,949,335     2,459,059       173,603         7,329,797          415,925
  $     28.83    $      6.52     $     21.04      $     15.93   $     10.93    $    30.38      $      13.70      $     26.13
  $41,693,760    $24,590,328     $25,706,370      $37,555,012   $26,467,005    $4,469,497      $ 87,769,507      $ 8,409,119


                                                    SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                               FTVIP FRANKLIN
                                SMALL-MID CAP                               ALLIANCEBERNSTEIN
 MFS(R) GROWTH     AMERICAN        GROWTH         PRUDENTIAL                  VPS LARGE CAP    PRUDENTIAL SP     JANUS ASPEN
SERIES - INITIAL  CENTURY VP  SECURITIES FUND - JENNISON 20/20  DAVIS VALUE GROWTH PORTFOLIO  SMALL CAP VALUE JANUS PORTFOLIO -
     CLASS        VALUE FUND       CLASS 2      FOCUS PORTFOLIO  PORTFOLIO       CLASS B         PORTFOLIO     SERVICE SHARES
---------------- -----------  ----------------- --------------- ----------- ----------------- --------------- -----------------
   01/01/2012     01/01/2012     01/01/2012       01/01/2012    01/01/2012     01/01/2012       01/01/2012       01/01/2012
       TO             TO             TO               TO            TO             TO               TO               TO
   12/31/2012     12/31/2012     12/31/2012       12/31/2012    12/31/2012     12/31/2012       12/31/2012       12/31/2012
---------------- -----------  ----------------- --------------- ----------- ----------------- --------------- -----------------

  $         0    $   474,000     $         0      $         0   $   441,187    $    1,646      $    466,567      $    48,733
  -----------    -----------     -----------      -----------   -----------    ----------      ------------      -----------


      741,216        347,272         365,809          688,370       394,668        75,359         1,651,853          185,458
  -----------    -----------     -----------      -----------   -----------    ----------      ------------      -----------

     (741,216)       126,728        (365,809)        (688,370)       46,519       (73,713)       (1,185,286)        (136,725)
  -----------    -----------     -----------      -----------   -----------    ----------      ------------      -----------

            0              0       1,860,334        1,728,644     1,617,612             0                 0          192,952

    1,200,185       (194,655)        (34,897)       1,526,303       252,071       128,319         1,336,669          475,134

    7,264,166      3,099,988         903,010        1,869,147     1,176,954       628,159        13,588,234        1,181,907
  -----------    -----------     -----------      -----------   -----------    ----------      ------------      -----------

    8,464,351      2,905,333       2,728,447        5,124,094     3,046,637       756,478        14,924,903        1,849,993
  -----------    -----------     -----------      -----------   -----------    ----------      ------------      -----------

  $ 7,723,135    $ 3,032,061     $ 2,362,638      $ 4,435,724   $ 3,093,156    $  682,765      $ 13,739,617      $ 1,713,268
  ===========    ===========     ===========      ===========   ===========    ==========      ============      ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A4

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                                SUBACCOUNTS
                                             ---------------------------------------------------------------------------------
                                              PRUDENTIAL SP                                          AST
                                                PRUDENTIAL     PRUDENTIAL SP    PRUDENTIAL SP   GOLDMAN SACHS    AST AMERICAN
                                              U.S. EMERGING    INTERNATIONAL    INTERNATIONAL     LARGE-CAP    CENTURY INCOME &
                                             GROWTH PORTFOLIO GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO
                                             ---------------- ---------------- --------------- --------------- ----------------
ASSETS
  Investment in the portfolios, at fair
   value....................................   $124,761,094     $42,781,603      $39,627,680    $146,463,112     $         0
                                               ------------     -----------      -----------    ------------     -----------
  Net Assets................................   $124,761,094     $42,781,603      $39,627,680    $146,463,112     $         0
                                               ============     ===========      ===========    ============     ===========

NET ASSETS, representing:
  Accumulation units........................   $124,761,094     $42,781,603      $39,627,680    $146,463,112     $         0
                                               ------------     -----------      -----------    ------------     -----------
                                               $124,761,094     $42,781,603      $39,627,680    $146,463,112     $         0
                                               ============     ===========      ===========    ============     ===========

  Units outstanding.........................     59,367,402      30,107,489       25,837,223      13,354,606               0
                                               ============     ===========      ===========    ============     ===========

  Portfolio shares held.....................     14,799,655       8,072,000        5,986,054       8,312,322               0
  Portfolio net asset value per share.......   $       8.43     $      5.30      $      6.62    $      17.62     $         0
  Investment in portfolio shares, at
   cost.....................................   $104,705,156     $49,905,382      $47,949,437    $131,035,903     $         0

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                                SUBACCOUNTS
                                             ---------------------------------------------------------------------------------
                                              PRUDENTIAL SP                                          AST
                                                PRUDENTIAL     PRUDENTIAL SP    PRUDENTIAL SP   GOLDMAN SACHS    AST AMERICAN
                                              U.S. EMERGING    INTERNATIONAL    INTERNATIONAL     LARGE-CAP    CENTURY INCOME &
                                             GROWTH PORTFOLIO GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO
                                             ---------------- ---------------- --------------- --------------- ----------------
                                                01/01/2012       01/01/2012      01/01/2012      01/01/2012       01/01/2012
                                                    TO               TO              TO              TO               TO
                                                12/31/2012       12/31/2012      12/31/2012      12/31/2012      05/04/2012**
                                             ---------------- ---------------- --------------- --------------- ----------------
INVESTMENT INCOME
  Dividend income...........................   $    531,206     $   274,433      $ 1,057,699    $  1,272,089     $         0
                                               ------------     -----------      -----------    ------------     -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................      2,095,646         691,373          652,062       1,842,508         608,699
                                               ------------     -----------      -----------    ------------     -----------

NET INVESTMENT INCOME (LOSS)................     (1,564,440)       (416,940)         405,637        (570,419)       (608,699)
                                               ------------     -----------      -----------    ------------     -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......      9,152,392               0                0               0               0
  Realized gain (loss) on shares
   redeemed.................................      4,243,995      (2,365,372)      (2,445,150)      1,638,560      10,670,940
  Net change in unrealized gain (loss) on
   investments..............................      6,602,451      10,740,720        7,610,922      16,754,686      (3,042,526)
                                               ------------     -----------      -----------    ------------     -----------

NET GAIN (LOSS) ON INVESTMENTS..............     19,998,838       8,375,348        5,165,772      18,393,246       7,628,414
                                               ------------     -----------      -----------    ------------     -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...............................   $ 18,434,398     $ 7,958,408      $ 5,571,409    $ 17,822,827     $ 7,019,715
                                               ============     ===========      ===========    ============     ===========

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A5

                                                   SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
 AST SCHRODERS                  AST J.P. MORGAN
  MULTI-ASSET      AST COHEN &     STRATEGIC                                    AST FEDERATED
WORLD STRATEGIES  STEERS REALTY  OPPORTUNITIES   AST BLACKROCK  AST HIGH YIELD    AGGRESSIVE      AST MID-CAP    AST SMALL-CAP
   PORTFOLIO        PORTFOLIO      PORTFOLIO    VALUE PORTFOLIO   PORTFOLIO    GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO
----------------  ------------- --------------- --------------- -------------- ---------------- --------------- ---------------
 $2,231,745,385   $173,091,971  $1,364,557,865   $115,121,599    $211,915,636    $116,289,649     $73,923,988     $73,640,641
 --------------   ------------  --------------   ------------    ------------    ------------     -----------     -----------
 $2,231,745,385   $173,091,971  $1,364,557,865   $115,121,599    $211,915,636    $116,289,649     $73,923,988     $73,640,641
 ==============   ============  ==============   ============    ============    ============     ===========     ===========

 $2,231,745,385   $173,091,971  $1,364,557,865   $115,121,599    $211,915,636    $116,289,649     $73,923,988     $73,640,641
 --------------   ------------  --------------   ------------    ------------    ------------     -----------     -----------
 $2,231,745,385   $173,091,971  $1,364,557,865   $115,121,599    $211,915,636    $116,289,649     $73,923,988     $73,640,641
 ==============   ============  ==============   ============    ============    ============     ===========     ===========

    199,001,809     12,446,035     118,656,687     10,222,825      17,068,933       9,818,251       5,850,124       6,003,052
 ==============   ============  ==============   ============    ============    ============     ===========     ===========

    161,369,876     23,582,012      97,121,556     12,079,916      27,665,227      12,075,768       5,512,602       4,935,700
 $        13.83   $       7.34  $        14.05   $       9.53    $       7.66    $       9.63     $     13.41     $     14.92

 $2,110,373,728   $159,641,115  $1,261,763,292   $107,836,963    $202,238,106    $109,470,096     $66,241,032     $65,316,420


                                                   SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
 AST SCHRODERS                  AST J.P. MORGAN
  MULTI-ASSET      AST COHEN &     STRATEGIC                                    AST FEDERATED
WORLD STRATEGIES  STEERS REALTY  OPPORTUNITIES   AST BLACKROCK  AST HIGH YIELD    AGGRESSIVE      AST MID-CAP    AST SMALL-CAP
   PORTFOLIO        PORTFOLIO      PORTFOLIO    VALUE PORTFOLIO   PORTFOLIO    GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO
----------------  ------------- --------------- --------------- -------------- ---------------- --------------- ---------------
   01/01/2012      01/01/2012     01/01/2012      01/01/2012      01/01/2012      01/01/2012      01/01/2012      01/01/2012
       TO              TO             TO              TO              TO              TO              TO              TO
   12/31/2012      12/31/2012     12/31/2012      12/31/2012      12/31/2012      12/31/2012      12/31/2012      12/31/2012
----------------  ------------- --------------- --------------- -------------- ---------------- --------------- ---------------

 $   37,649,487   $  1,812,938  $   15,992,931   $    986,058    $  9,439,955    $          0     $   268,628     $   263,434
 --------------   ------------  --------------   ------------    ------------    ------------     -----------     -----------

     33,027,311      2,402,334      19,003,674      1,559,096       2,716,579       1,627,921       1,061,978       1,089,975
 --------------   ------------  --------------   ------------    ------------    ------------     -----------     -----------

      4,622,176       (589,396)     (3,010,743)      (573,038)      6,723,376      (1,627,921)       (793,350)       (826,541)
 --------------   ------------  --------------   ------------    ------------    ------------     -----------     -----------

              0              0               0              0               0               0         238,963               0
      9,326,359      2,735,354       8,666,923         97,410       1,554,007       1,721,094       1,209,385       1,187,975
    135,323,195     11,625,507      79,861,286      8,663,040       9,279,155      10,774,462       7,019,423       7,590,191
 --------------   ------------  --------------   ------------    ------------    ------------     -----------     -----------

    144,649,554     14,360,861      88,528,209      8,760,450      10,833,162      12,495,556       8,467,771       8,778,166
 --------------   ------------  --------------   ------------    ------------    ------------     -----------     -----------

 $  149,271,730   $ 13,771,465  $   85,517,466   $  8,187,412    $ 17,556,538    $ 10,867,635     $ 7,674,421     $ 7,951,625
 ==============   ============  ==============   ============    ============    ============     ===========     ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A6

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                                SUBACCOUNTS
                                             --------------------------------------------------------------------------------
                                               AST GOLDMAN
                                                  SACHS         AST GOLDMAN                    AST LORD ABBETT   AST MARSICO
                                               CONCENTRATED    SACHS MID-CAP    AST LARGE-CAP     CORE FIXED    CAPITAL GROWTH
                                             GROWTH PORTFOLIO GROWTH PORTFOLIO VALUE PORTFOLIO INCOME PORTFOLIO   PORTFOLIO
                                             ---------------- ---------------- --------------- ---------------- --------------
ASSETS
  Investment in the portfolios, at fair
   value....................................   $114,811,737     $182,448,265    $236,677,868     $513,536,147    $195,765,101
                                               ------------     ------------    ------------     ------------    ------------
  Net Assets................................   $114,811,737     $182,448,265    $236,677,868     $513,536,147    $195,765,101
                                               ============     ============    ============     ============    ============

NET ASSETS, representing:
  Accumulation units........................   $114,811,737     $182,448,265    $236,677,868     $513,536,147    $195,765,101
                                               ------------     ------------    ------------     ------------    ------------
                                               $114,811,737     $182,448,265    $236,677,868     $513,536,147    $195,765,101
                                               ============     ============    ============     ============    ============

  Units outstanding.........................      9,485,632       13,956,345      22,984,462       43,059,995      16,938,867
                                               ============     ============    ============     ============    ============

  Portfolio shares held.....................      3,663,425       34,752,050      16,667,455       44,655,317       9,165,033
  Portfolio net asset value per share.......   $      31.34     $       5.25    $      14.20     $      11.50    $      21.36
  Investment in portfolio shares, at
   cost.....................................   $102,758,679     $176,311,333    $228,024,951     $502,053,341    $183,226,153

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                                SUBACCOUNTS
                                             --------------------------------------------------------------------------------
                                               AST GOLDMAN
                                                  SACHS         AST GOLDMAN                    AST LORD ABBETT   AST MARSICO
                                               CONCENTRATED    SACHS MID-CAP    AST LARGE-CAP     CORE FIXED    CAPITAL GROWTH
                                             GROWTH PORTFOLIO GROWTH PORTFOLIO VALUE PORTFOLIO INCOME PORTFOLIO   PORTFOLIO
                                             ---------------- ---------------- --------------- ---------------- --------------
                                                01/01/2012       01/01/2012      01/01/2012       01/01/2012      01/01/2012
                                                    TO               TO              TO               TO              TO
                                                12/31/2012       12/31/2012      12/31/2012       12/31/2012      12/31/2012
                                             ---------------- ---------------- --------------- ---------------- --------------
INVESTMENT INCOME
  Dividend income...........................   $    205,931     $          0    $  5,456,975     $  4,451,670    $    649,069
                                               ------------     ------------    ------------     ------------    ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................      1,545,741        2,577,001       2,138,949        5,912,598       2,726,324
                                               ------------     ------------    ------------     ------------    ------------

NET INVESTMENT INCOME (LOSS)................     (1,339,810)      (2,577,001)      3,318,026       (1,460,928)     (2,077,255)
                                               ------------     ------------    ------------     ------------    ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......              0       15,280,871               0       10,589,180               0
  Realized gain (loss) on shares
   redeemed.................................      2,905,946        2,013,782        (909,662)       2,648,826       3,364,048
  Net change in unrealized gain (loss) on
   investments..............................     10,352,150        4,227,579      19,816,265        4,134,588      11,097,099
                                               ------------     ------------    ------------     ------------    ------------

NET GAIN (LOSS) ON INVESTMENTS..............     13,258,096       21,522,232      18,906,603       17,372,594      14,461,147
                                               ------------     ------------    ------------     ------------    ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...............................   $ 11,918,286     $ 18,945,231    $ 22,224,629     $ 15,911,666    $ 12,383,892
                                               ============     ============    ============     ============    ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A7

                                                 SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                AST NEUBERGER                       AST                          AST              AST
    AST         AST NEUBERGER    BERMAN/LSV      AST PIMCO     T. ROWE PRICE  AST QMA US    T. ROWE PRICE    T. ROWE PRICE
 MFS GROWTH     BERMAN MID-CAP  MID-CAP VALUE LIMITED MATURITY EQUITY INCOME EQUITY ALPHA NATURAL RESOURCES ASSET ALLOCATION
 PORTFOLIO     GROWTH PORTFOLIO   PORTFOLIO    BOND PORTFOLIO    PORTFOLIO    PORTFOLIO       PORTFOLIO        PORTFOLIO
-----------    ---------------- ------------- ---------------- ------------- ------------ ----------------- ----------------
$74,107,407      $192,773,589   $142,066,640    $218,836,656   $206,693,201  $67,691,889    $313,814,565     $5,131,917,076
-----------      ------------   ------------    ------------   ------------  -----------    ------------     --------------
$74,107,407      $192,773,589   $142,066,640    $218,836,656   $206,693,201  $67,691,889    $313,814,565     $5,131,917,076
===========      ============   ============    ============   ============  ===========    ============     ==============

$74,107,407      $192,773,589   $142,066,640    $218,836,656   $206,693,201  $67,691,889    $313,814,565     $5,131,917,076
-----------      ------------   ------------    ------------   ------------  -----------    ------------     --------------
$74,107,407      $192,773,589   $142,066,640    $218,836,656   $206,693,201  $67,691,889    $313,814,565     $5,131,917,076
===========      ============   ============    ============   ============  ===========    ============     ==============

  6,309,389        15,458,233     11,617,746      20,118,049     19,042,134    5,426,681      30,858,079        427,079,323
===========      ============   ============    ============   ============  ===========    ============     ==============

  6,634,504         7,897,320      8,381,513      20,683,994     21,757,179    4,977,345      15,929,673        269,109,443
$     11.17      $      24.41   $      16.95    $      10.58   $       9.50  $     13.60    $      19.70     $        19.07

$67,734,819      $178,743,631   $127,326,050    $218,780,004   $189,736,148  $61,906,171    $322,090,929     $4,720,137,286


                                                 SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                AST NEUBERGER                       AST                          AST              AST
    AST         AST NEUBERGER    BERMAN/LSV      AST PIMCO     T. ROWE PRICE  AST QMA US    T. ROWE PRICE    T. ROWE PRICE
 MFS GROWTH     BERMAN MID-CAP  MID-CAP VALUE LIMITED MATURITY EQUITY INCOME EQUITY ALPHA NATURAL RESOURCES ASSET ALLOCATION
 PORTFOLIO     GROWTH PORTFOLIO   PORTFOLIO    BOND PORTFOLIO    PORTFOLIO    PORTFOLIO       PORTFOLIO        PORTFOLIO
-----------    ---------------- ------------- ---------------- ------------- ------------ ----------------- ----------------
 01/01/2012       01/01/2012     01/01/2012      01/01/2012     01/01/2012    01/01/2012     01/01/2012        01/01/2012
     TO               TO             TO              TO             TO            TO             TO                TO
 12/31/2012       12/31/2012     12/31/2012      12/31/2012     12/31/2012    12/31/2012     12/31/2012        12/31/2012
-----------    ---------------- ------------- ---------------- ------------- ------------ ----------------- ----------------

$         0      $          0   $  1,153,629    $  2,366,033   $    248,807  $   362,661    $  1,170,832     $   46,995,511
-----------      ------------   ------------    ------------   ------------  -----------    ------------     --------------

    896,568         2,509,306      2,080,614       3,362,560      1,894,703      854,572       4,900,175         64,708,052
-----------      ------------   ------------    ------------   ------------  -----------    ------------     --------------

   (896,568)       (2,509,306)      (926,985)       (996,527)    (1,645,896)    (491,911)     (3,729,343)       (17,712,541)
-----------      ------------   ------------    ------------   ------------  -----------    ------------     --------------

          0                 0              0       5,802,893              0            0               0         29,797,616
  1,714,991         3,329,132      2,292,364          12,510      1,249,475    1,271,664     (10,768,110)        32,392,553
  5,500,044        10,508,566     13,563,227         766,456     16,518,203    5,136,374      14,469,280        321,836,198
-----------      ------------   ------------    ------------   ------------  -----------    ------------     --------------

  7,215,035        13,837,698     15,855,591       6,581,859     17,767,678    6,408,038       3,701,170        384,026,367
-----------      ------------   ------------    ------------   ------------  -----------    ------------     --------------

$ 6,318,467      $ 11,328,392   $ 14,928,606    $  5,585,332   $ 16,121,782  $ 5,916,127    $    (28,173)    $  366,313,826
===========      ============   ============    ============   ============  ===========    ============     ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A8

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                              SUBACCOUNTS
                                             ----------------------------------------------------------------------------
                                                                                                  AST
                                                                                    AST       WELLINGTON    AST CAPITAL
                                                                AST JPMORGAN   T. ROWE PRICE  MANAGEMENT    GROWTH ASSET
                                              AST MFS GLOBAL   INTERNATIONAL    GLOBAL BOND  HEDGED EQUITY   ALLOCATION
                                             EQUITY PORTFOLIO EQUITY PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO
                                             ---------------- ---------------- ------------- ------------- --------------
ASSETS
  Investment in the portfolios, at fair
   value....................................   $188,578,884     $159,507,068   $196,194,443  $604,520,999  $4,452,562,863
                                               ------------     ------------   ------------  ------------  --------------
  Net Assets................................   $188,578,884     $159,507,068   $196,194,443  $604,520,999  $4,452,562,863
                                               ============     ============   ============  ============  ==============

NET ASSETS, representing:
  Accumulation units........................   $188,578,884     $159,507,068   $196,194,443  $604,520,999  $4,452,562,863
                                               ------------     ------------   ------------  ------------  --------------
                                               $188,578,884     $159,507,068   $196,194,443  $604,520,999  $4,452,562,863
                                               ============     ============   ============  ============  ==============

  Units outstanding.........................     15,071,995       14,336,993     17,787,754    62,039,064     393,993,551
                                               ============     ============   ============  ============  ==============

  Portfolio shares held.....................     15,887,016        7,185,003     17,533,015    60,755,879     389,891,669
  Portfolio net asset value per share.......   $      11.87     $      22.20   $      11.19  $       9.95  $        11.42
  Investment in portfolio shares, at
   cost.....................................   $166,436,693     $142,364,717   $195,170,551  $566,681,907  $4,091,128,365

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                              SUBACCOUNTS
                                             ----------------------------------------------------------------------------
                                                                                                  AST
                                                                                    AST       WELLINGTON    AST CAPITAL
                                                                AST JPMORGAN   T. ROWE PRICE  MANAGEMENT    GROWTH ASSET
                                              AST MFS GLOBAL   INTERNATIONAL    GLOBAL BOND  HEDGED EQUITY   ALLOCATION
                                             EQUITY PORTFOLIO EQUITY PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO
                                             ---------------- ---------------- ------------- ------------- --------------
                                                01/01/2012       01/01/2012     01/01/2012    01/01/2012     01/01/2012
                                                    TO               TO             TO            TO             TO
                                                12/31/2012       12/31/2012     12/31/2012    12/31/2012     12/31/2012
                                             ---------------- ---------------- ------------- ------------- --------------
INVESTMENT INCOME
  Dividend income...........................   $  1,438,396     $  2,214,646   $  3,823,549  $  1,174,688  $   30,694,511
                                               ------------     ------------   ------------  ------------  --------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................      2,311,391        2,190,216      2,520,993     7,680,015      68,211,221
                                               ------------     ------------   ------------  ------------  --------------

NET INVESTMENT INCOME (LOSS)................       (872,995)          24,430      1,302,556    (6,505,327)    (37,516,710)
                                               ------------     ------------   ------------  ------------  --------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......              0                0      2,660,446             0               0
  Realized gain (loss) on shares
   redeemed.................................      2,229,602          (12,503)        63,533     2,933,534      60,264,387
  Net change in unrealized gain (loss) on
   investments..............................     22,990,310       21,686,262      1,446,493    35,274,370     339,364,006
                                               ------------     ------------   ------------  ------------  --------------

NET GAIN (LOSS) ON INVESTMENTS..............     25,219,912       21,673,759      4,170,472    38,207,904     399,628,393
                                               ------------     ------------   ------------  ------------  --------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...............................   $ 24,346,917     $ 21,698,189   $  5,473,028  $ 31,702,577  $  362,111,683
                                               ============     ============   ============  ============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A9

                                                  SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
 AST ACADEMIC                          AST                        AST FIRST TRUST                      AST
  STRATEGIES       AST BALANCED    PRESERVATION   AST FIRST TRUST     CAPITAL                     T. ROWE PRICE
    ASSET             ASSET           ASSET          BALANCED      APPRECIATION    AST ADVANCED     LARGE-CAP       AST
  ALLOCATION        ALLOCATION      ALLOCATION        TARGET          TARGET        STRATEGIES       GROWTH     MONEY MARKET
  PORTFOLIO         PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO    PORTFOLIO
--------------    --------------  --------------  --------------- --------------- --------------  ------------- ------------
$3,909,210,196    $5,203,726,391  $4,290,630,408  $2,406,115,086  $2,804,355,690  $4,121,284,090  $334,819,860  $240,223,779
--------------    --------------  --------------  --------------  --------------  --------------  ------------  ------------
$3,909,210,196    $5,203,726,391  $4,290,630,408  $2,406,115,086  $2,804,355,690  $4,121,284,090  $334,819,860  $240,223,779
==============    ==============  ==============  ==============  ==============  ==============  ============  ============

$3,909,210,196    $5,203,726,391  $4,290,630,408  $2,406,115,086  $2,804,355,690  $4,121,284,090  $334,819,860  $240,223,779
--------------    --------------  --------------  --------------  --------------  --------------  ------------  ------------
$3,909,210,196    $5,203,726,391  $4,290,630,408  $2,406,115,086  $2,804,355,690  $4,121,284,090  $334,819,860  $240,223,779
==============    ==============  ==============  ==============  ==============  ==============  ============  ============

   347,097,295       451,333,466     367,593,732     211,694,110     248,629,701     343,975,841    26,918,480    24,862,519
==============    ==============  ==============  ==============  ==============  ==============  ============  ============

   342,013,141       443,625,438     356,068,914     235,201,866     274,398,796     341,165,902    23,397,614   240,223,779
$        11.43    $        11.73  $        12.05  $        10.23  $        10.22  $        12.08  $      14.31  $       1.00

$3,590,212,405    $4,774,713,379  $4,058,184,011  $2,255,472,654  $2,639,559,671  $3,783,884,636  $301,663,535  $240,223,779


                                                  SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
 AST ACADEMIC                          AST                        AST FIRST TRUST                      AST
  STRATEGIES       AST BALANCED    PRESERVATION   AST FIRST TRUST     CAPITAL                     T. ROWE PRICE
    ASSET             ASSET           ASSET          BALANCED      APPRECIATION    AST ADVANCED     LARGE-CAP       AST
  ALLOCATION        ALLOCATION      ALLOCATION        TARGET          TARGET        STRATEGIES       GROWTH     MONEY MARKET
  PORTFOLIO         PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO    PORTFOLIO
--------------    --------------  --------------  --------------- --------------- --------------  ------------- ------------
  01/01/2012        01/01/2012      01/01/2012      01/01/2012      01/01/2012      01/01/2012     01/01/2012    01/01/2012
      TO                TO              TO              TO              TO              TO             TO            TO
  12/31/2012        12/31/2012      12/31/2012      12/31/2012      12/31/2012      12/31/2012     12/31/2012    12/31/2012
--------------    --------------  --------------  --------------- --------------- --------------  ------------- ------------

$   33,678,414    $   42,496,480  $   39,125,233  $   36,639,381  $   29,262,796  $   40,433,543  $          0  $     21,947
--------------    --------------  --------------  --------------  --------------  --------------  ------------  ------------

    61,057,103        77,732,858      62,557,550      32,751,656      38,465,826      53,840,386     4,749,523     3,846,861
--------------    --------------  --------------  --------------  --------------  --------------  ------------  ------------

   (27,378,689)      (35,236,378)    (23,432,317)      3,887,725      (9,203,030)    (13,406,843)   (4,749,523)   (3,824,914)
--------------    --------------  --------------  --------------  --------------  --------------  ------------  ------------

             0       136,031,447     202,805,107               0               0      10,698,188             0             0
    37,841,906        55,991,008      22,398,416      10,191,212      16,761,219      31,428,121     7,268,215             0
   303,989,656       253,561,113      73,823,567     127,264,222     174,991,851     278,376,605    27,292,214             0
--------------    --------------  --------------  --------------  --------------  --------------  ------------  ------------

   341,831,562       445,583,568     299,027,090     137,455,434     191,753,070     320,502,914    34,560,429             0
--------------    --------------  --------------  --------------  --------------  --------------  ------------  ------------

$  314,452,873    $  410,347,190  $  275,594,773  $  141,343,159  $  182,550,040  $  307,096,071  $ 29,810,906  $ (3,824,914)
==============    ==============  ==============  ==============  ==============  ==============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A10

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                          SUBACCOUNTS
                                             --------------------------------------------------------------------
                                                 AST            AST            AST           AST          NVIT
                                              SMALL-CAP     PIMCO TOTAL   INTERNATIONAL INTERNATIONAL  DEVELOPING
                                                GROWTH      RETURN BOND       VALUE        GROWTH       MARKETS
                                              PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO       FUND
                                             ------------  -------------- ------------- ------------- -----------
ASSETS
  Investment in the portfolios, at fair
   value.................................... $133,149,033  $2,382,349,712  $70,251,079  $167,285,282  $13,170,440
                                             ------------  --------------  -----------  ------------  -----------
  Net Assets................................ $133,149,033  $2,382,349,712  $70,251,079  $167,285,282  $13,170,440
                                             ============  ==============  ===========  ============  ===========

NET ASSETS, representing:
  Accumulation units........................ $133,149,033  $2,382,349,712  $70,251,079  $167,285,282  $13,170,440
                                             ------------  --------------  -----------  ------------  -----------
                                             $133,149,033  $2,382,349,712  $70,251,079  $167,285,282  $13,170,440
                                             ============  ==============  ===========  ============  ===========

  Units outstanding.........................    9,973,084     205,774,079    6,716,213    16,432,762      882,429
                                             ============  ==============  ===========  ============  ===========

  Portfolio shares held.....................    5,875,950     190,283,523    4,573,638    14,104,999    2,090,546
  Portfolio net asset value per share....... $      22.66  $        12.52  $     15.36  $      11.86  $      6.30
  Investment in portfolio shares, at
   cost..................................... $119,379,254  $2,297,124,400  $65,749,994  $151,139,622  $15,951,753

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                          SUBACCOUNTS
                                             --------------------------------------------------------------------
                                                 AST            AST            AST           AST          NVIT
                                              SMALL-CAP     PIMCO TOTAL   INTERNATIONAL INTERNATIONAL  DEVELOPING
                                                GROWTH      RETURN BOND       VALUE        GROWTH       MARKETS
                                              PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO       FUND
                                             ------------  -------------- ------------- ------------- -----------
                                              01/01/2012    01/01/2012     01/01/2012    01/01/2012    01/01/2012
                                                  TO            TO             TO            TO            TO
                                              12/31/2012    12/31/2012     12/31/2012    12/31/2012    12/31/2012
                                             ------------  -------------- ------------- ------------- -----------
INVESTMENT INCOME
  Dividend income........................... $          0  $   51,604,119  $ 1,284,194  $  1,249,533  $    13,036
                                             ------------  --------------  -----------  ------------  -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................    2,103,651      33,865,614    1,007,363     1,516,664      228,251
                                             ------------  --------------  -----------  ------------  -----------

NET INVESTMENT INCOME (LOSS)................   (2,103,651)     17,738,505      276,831      (267,131)    (215,215)
                                             ------------  --------------  -----------  ------------  -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......            0      20,653,708            0             0            0
  Realized gain (loss) on shares
   redeemed.................................    2,508,100      11,411,190     (832,761)      107,009   (1,053,696)
  Net change in unrealized gain (loss) on
   investments..............................    8,049,866      89,383,140    8,015,700    19,507,288    3,139,075
                                             ------------  --------------  -----------  ------------  -----------

NET GAIN (LOSS) ON INVESTMENTS..............   10,557,966     121,448,038    7,182,939    19,614,297    2,085,379
                                             ------------  --------------  -----------  ------------  -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS............................... $  8,454,315  $  139,186,543  $ 7,459,770  $ 19,347,166  $ 1,870,164
                                             ============  ==============  ===========  ============  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A11

                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
     AST                                                                     AST PARAMETRIC    FRANKLIN
  INVESTMENT        AST WESTERN                                 AST GLOBAL      EMERGING     TEMPLETON VIP    AST GOLDMAN
  GRADE BOND      ASSET CORE PLUS    AST BOND       AST BOND    REAL ESTATE  MARKETS EQUITY FOUNDING FUNDS  SACHS SMALL-CAP
  PORTFOLIO       BOND PORTFOLIO  PORTFOLIO 2018 PORTFOLIO 2019  PORTFOLIO     PORTFOLIO    ALLOCATION FUND VALUE PORTFOLIO
--------------    --------------- -------------- -------------- -----------  -------------- --------------- ---------------
$3,143,918,174     $422,608,768    $168,636,741   $29,834,393   $72,228,461   $220,457,637   $          0    $192,755,526
--------------     ------------    ------------   -----------   -----------   ------------   ------------    ------------
$3,143,918,174     $422,608,768    $168,636,741   $29,834,393   $72,228,461   $220,457,637   $          0    $192,755,526
==============     ============    ============   ===========   ===========   ============   ============    ============

$3,143,918,174     $422,608,768    $168,636,741   $29,834,393   $72,228,461   $220,457,637   $          0    $192,755,526
--------------     ------------    ------------   -----------   -----------   ------------   ------------    ------------
$3,143,918,174     $422,608,768    $168,636,741   $29,834,393   $72,228,461   $220,457,637   $          0    $192,755,526
==============     ============    ============   ===========   ===========   ============   ============    ============

   240,121,532       36,399,377      13,760,511     2,326,700     5,471,216     20,908,701              0      14,958,208
==============     ============    ============   ===========   ===========   ============   ============    ============

   476,351,238       39,422,460      13,588,778     2,882,550     7,659,434     24,632,138              0      15,917,054
$         6.60     $      10.72    $      12.41   $     10.35   $      9.43   $       8.95   $          0    $      12.11

$3,084,289,013     $417,443,439    $158,775,155   $30,786,368   $63,592,563   $208,463,196   $          0    $172,056,295


                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
     AST                                                                     AST PARAMETRIC    FRANKLIN
  INVESTMENT        AST WESTERN                                 AST GLOBAL      EMERGING     TEMPLETON VIP    AST GOLDMAN
  GRADE BOND      ASSET CORE PLUS    AST BOND       AST BOND    REAL ESTATE  MARKETS EQUITY FOUNDING FUNDS  SACHS SMALL-CAP
  PORTFOLIO       BOND PORTFOLIO  PORTFOLIO 2018 PORTFOLIO 2019  PORTFOLIO     PORTFOLIO    ALLOCATION FUND VALUE PORTFOLIO
--------------    --------------- -------------- -------------- -----------  -------------- --------------- ---------------
  01/01/2012        01/01/2012      01/01/2012     01/01/2012   01/01/2012     01/01/2012     01/01/2012      01/01/2012
      TO                TO              TO             TO           TO             TO             TO              TO
  12/31/2012        12/31/2012      12/31/2012     12/31/2012   12/31/2012     12/31/2012    09/21/2012**     12/31/2012
--------------    --------------- -------------- -------------- -----------  -------------- --------------- ---------------

$   55,641,984     $ 11,797,936    $    823,929   $   146,059   $   680,713   $  2,051,214   $ 52,811,856    $    762,100
--------------     ------------    ------------   -----------   -----------   ------------   ------------    ------------

    70,649,616        6,164,037       3,763,327       362,788       851,613      3,220,993     21,682,926       2,588,810
--------------     ------------    ------------   -----------   -----------   ------------   ------------    ------------

   (15,007,632)       5,633,899      (2,939,398)     (216,729)     (170,900)    (1,169,779)    31,128,930      (1,826,710)
--------------     ------------    ------------   -----------   -----------   ------------   ------------    ------------

    63,330,220       12,073,221         905,416     1,837,892             0      2,819,500              0               0
   391,554,490        2,419,429       3,547,152      (302,431)      928,253     (2,928,625)   170,592,319       3,259,583
   (94,205,140)         (24,688)      4,469,013      (807,520)    9,128,406     24,696,336    (19,805,682)     15,124,203
--------------     ------------    ------------   -----------   -----------   ------------   ------------    ------------

   360,679,570       14,467,962       8,921,581       727,941    10,056,659     24,587,211    150,786,637      18,383,786
--------------     ------------    ------------   -----------   -----------   ------------   ------------    ------------

$  345,671,938     $ 20,101,861    $  5,982,183   $   511,212   $ 9,885,759   $ 23,417,432   $181,915,567    $ 16,557,076
==============     ============    ============   ===========   ===========   ============   ============    ============

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A12

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                                SUBACCOUNTS
                                             --------------------------------------------------------------------------------
                                                                AST CLS                       AST HORIZON
                                              AST SCHRODERS  MODERATE ASSET  AST J.P. MORGAN MODERATE ASSET  AST FI PYRAMIS(R)
                                             GLOBAL TACTICAL   ALLOCATION    GLOBAL THEMATIC   ALLOCATION    ASSET ALLOCATION
                                                PORTFOLIO      PORTFOLIO        PORTFOLIO      PORTFOLIO         PORTFOLIO
                                             --------------- --------------  --------------- --------------  -----------------
ASSETS
  Investment in the portfolios, at fair
   value.................................... $2,100,412,423  $2,470,812,204  $1,521,500,301  $1,608,378,908   $1,323,739,338
                                             --------------  --------------  --------------  --------------   --------------
  Net Assets................................ $2,100,412,423  $2,470,812,204  $1,521,500,301  $1,608,378,908   $1,323,739,338
                                             ==============  ==============  ==============  ==============   ==============

NET ASSETS, representing:
  Accumulation units........................ $2,100,412,423  $2,470,812,204  $1,521,500,301  $1,608,378,908   $1,323,739,338
                                             --------------  --------------  --------------  --------------   --------------
                                             $2,100,412,423  $2,470,812,204  $1,521,500,301  $1,608,378,908   $1,323,739,338
                                             ==============  ==============  ==============  ==============   ==============

  Units outstanding.........................    178,381,363     221,185,811     129,515,188     142,916,661      113,954,635
                                             ==============  ==============  ==============  ==============   ==============

  Portfolio shares held.....................    177,249,994     241,999,236     140,749,334     151,877,140      125,354,104
  Portfolio net asset value per share....... $        11.85  $        10.21  $        10.81  $        10.59   $        10.56
  Investment in portfolio shares, at
   cost..................................... $1,925,363,569  $2,357,645,677  $1,407,128,198  $1,535,178,225   $1,229,956,465

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                                SUBACCOUNTS
                                             --------------------------------------------------------------------------------
                                                                AST CLS                       AST HORIZON
                                              AST SCHRODERS  MODERATE ASSET  AST J.P. MORGAN MODERATE ASSET  AST FI PYRAMIS(R)
                                             GLOBAL TACTICAL   ALLOCATION    GLOBAL THEMATIC   ALLOCATION    ASSET ALLOCATION
                                                PORTFOLIO      PORTFOLIO        PORTFOLIO      PORTFOLIO         PORTFOLIO
                                             --------------- --------------  --------------- --------------  -----------------
                                               01/01/2012      01/01/2012      01/01/2012      01/01/2012       01/01/2012
                                                   TO              TO              TO              TO               TO
                                               12/31/2012      12/31/2012      12/31/2012      12/31/2012       12/31/2012
                                             --------------- --------------  --------------- --------------  -----------------
INVESTMENT INCOME
  Dividend income........................... $    7,408,639  $   10,017,880  $    5,354,290  $    7,648,447   $    4,907,810
                                             --------------  --------------  --------------  --------------   --------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................     26,898,146      31,650,127      19,846,061      22,189,011       16,828,886
                                             --------------  --------------  --------------  --------------   --------------

NET INVESTMENT INCOME (LOSS)................    (19,489,507)    (21,632,247)    (14,491,771)    (14,540,564)     (11,921,076)
                                             --------------  --------------  --------------  --------------   --------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......      7,348,892      47,180,985       7,129,301      33,135,636                0
  Realized gain (loss) on shares
   redeemed.................................     25,928,614      11,951,175      11,266,736       5,983,487        7,412,566
  Net change in unrealized gain (loss) on
   investments..............................    162,686,608      94,007,529     108,250,741      67,217,603       96,031,943
                                             --------------  --------------  --------------  --------------   --------------

NET GAIN (LOSS) ON INVESTMENTS..............    195,964,114     153,139,689     126,646,778     106,336,726      103,444,509
                                             --------------  --------------  --------------  --------------   --------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS............................... $  176,474,607  $  131,507,442  $  112,155,007  $   91,796,162   $   91,523,433
                                             ==============  ==============  ==============  ==============   ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A13

                                   SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------
PROFUND VP    PROFUND VP                                      PROFUND VP PROFUND VP
 CONSUMER   CONSUMER GOODS PROFUND VP PROFUND VP  PROFUND VP   MID-CAP    MID-CAP   PROFUND VP
 SERVICES     PORTFOLIO    FINANCIALS HEALTH CARE INDUSTRIALS   GROWTH     VALUE    REAL ESTATE
----------  -------------- ---------- ----------- ----------- ---------- ---------- -----------
 $176,975      $423,964     $895,242  $1,228,303   $268,622    $372,960   $645,350   $495,813
 --------      --------     --------  ----------   --------    --------   --------   --------
 $176,975      $423,964     $895,242  $1,228,303   $268,622    $372,960   $645,350   $495,813
 ========      ========     ========  ==========   ========    ========   ========   ========

 $176,975      $423,964     $895,242  $1,228,303   $268,622    $372,960   $645,350   $495,813
 --------      --------     --------  ----------   --------    --------   --------   --------
 $176,975      $423,964     $895,242  $1,228,303   $268,622    $372,960   $645,350   $495,813
 ========      ========     ========  ==========   ========    ========   ========   ========

   12,519        33,923      114,536      98,053     25,372      31,893     56,486     47,844
 ========      ========     ========  ==========   ========    ========   ========   ========

    4,311        10,562       42,089      33,090      6,448       9,730     22,223      9,592
 $  41.05      $  40.14     $  21.27  $    37.12   $  41.66    $  38.33   $  29.04   $  51.69

 $156,396      $385,220     $793,206  $1,053,162   $229,056    $341,693   $556,288   $429,210


                                   SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------
PROFUND VP    PROFUND VP                                      PROFUND VP PROFUND VP
 CONSUMER   CONSUMER GOODS PROFUND VP PROFUND VP  PROFUND VP   MID-CAP    MID-CAP   PROFUND VP
 SERVICES     PORTFOLIO    FINANCIALS HEALTH CARE INDUSTRIALS   GROWTH     VALUE    REAL ESTATE
----------  -------------- ---------- ----------- ----------- ---------- ---------- -----------
01/01/2012    01/01/2012   01/01/2012 01/01/2012  01/01/2012  01/01/2012 01/01/2012 01/01/2012
    TO            TO           TO         TO          TO          TO         TO         TO
12/31/2012    12/31/2012   12/31/2012 12/31/2012  12/31/2012  12/31/2012 12/31/2012 12/31/2012
----------  -------------- ---------- ----------- ----------- ---------- ---------- -----------

 $      0      $  3,576     $    907  $    4,387   $    707    $      0   $  1,132   $ 12,962
 --------      --------     --------  ----------   --------    --------   --------   --------

    1,388         5,262       10,923      15,093      3,271       6,297      7,783      8,288
 --------      --------     --------  ----------   --------    --------   --------   --------

   (1,388)       (1,686)     (10,016)    (10,706)    (2,564)     (6,297)    (6,651)     4,674
 --------      --------     --------  ----------   --------    --------   --------   --------

      722             0            0           0          0           0          0          0
    9,985        19,629       28,843      58,898      5,503      24,804     40,061     35,801
   16,693        23,390      105,690     104,936     23,649      27,071     52,309     19,133
 --------      --------     --------  ----------   --------    --------   --------   --------

   27,400        43,019      134,533     163,834     29,152      51,875     92,370     54,934
 --------      --------     --------  ----------   --------    --------   --------   --------

 $ 26,012      $ 41,333     $124,517  $  153,128   $ 26,588    $ 45,578   $ 85,719   $ 59,608
 ========      ========     ========  ==========   ========    ========   ========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A14

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                      SUBACCOUNTS
                                             -------------------------------------------------------------
                                             PROFUND VP PROFUND VP                               PROFUND VP
                                             SMALL-CAP  SMALL-CAP      PROFUND VP     PROFUND VP LARGE-CAP
                                               GROWTH     VALUE    TELECOMMUNICATIONS UTILITIES    GROWTH
                                             ---------- ---------- ------------------ ---------- ----------
ASSETS
  Investment in the portfolios, at fair
   value....................................  $410,629   $313,615       $212,950       $651,289   $767,355
                                              --------   --------       --------       --------   --------
  Net Assets................................  $410,629   $313,615       $212,950       $651,289   $767,355
                                              ========   ========       ========       ========   ========

NET ASSETS, representing:
  Accumulation units........................  $410,629   $313,615       $212,950       $651,289   $767,355
                                              --------   --------       --------       --------   --------
                                              $410,629   $313,615       $212,950       $651,289   $767,355
                                              ========   ========       ========       ========   ========

  Units outstanding.........................    33,858     27,156         18,418         63,480     69,532
                                              ========   ========       ========       ========   ========

  Portfolio shares held.....................    12,584     10,313         25,503         20,558     19,686
  Portfolio net asset value per share.......  $  32.63   $  30.41       $   8.35       $  31.68   $  38.98
  Investment in portfolio shares, at
   cost.....................................  $373,239   $274,834       $196,366       $619,492   $665,162

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                      SUBACCOUNTS
                                             -------------------------------------------------------------
                                             PROFUND VP PROFUND VP                               PROFUND VP
                                             SMALL-CAP  SMALL-CAP      PROFUND VP     PROFUND VP LARGE-CAP
                                               GROWTH     VALUE    TELECOMMUNICATIONS UTILITIES    GROWTH
                                             ---------- ---------- ------------------ ---------- ----------
                                             01/01/2012 01/01/2012     01/01/2012     01/01/2012 01/01/2012
                                                 TO         TO             TO             TO         TO
                                             12/31/2012 12/31/2012     12/31/2012     12/31/2012 12/31/2012
                                             ---------- ---------- ------------------ ---------- ----------
INVESTMENT INCOME
  Dividend income...........................  $      0   $      0       $  5,664       $ 13,782   $    651
                                              --------   --------       --------       --------   --------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................     5,495      3,874          2,395          7,736     11,670
                                              --------   --------       --------       --------   --------

NET INVESTMENT INCOME (LOSS)................    (5,495)    (3,874)         3,269          6,046    (11,019)
                                              --------   --------       --------       --------   --------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......         0          0              0              0          0
  Realized gain (loss) on shares
   redeemed.................................    22,494     23,917          6,075         19,002     61,711
  Net change in unrealized gain (loss) on
   investments..............................    16,201     16,643          9,172        (34,975)    26,211
                                              --------   --------       --------       --------   --------

NET GAIN (LOSS) ON INVESTMENTS..............    38,695     40,560         15,247        (15,973)    87,922
                                              --------   --------       --------       --------   --------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...............................  $ 33,200   $ 36,686       $ 18,516       $ (9,927)  $ 76,903
                                              ========   ========       ========       ========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A15

                                            SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------
                AST          AST                                                     WELLS FARGO     WELLS FARGO
              JENNISON     JENNISON                                                  ADVANTAGE VT   ADVANTAGE VT
PROFUND VP   LARGE-CAP    LARGE-CAP                                                 INTERNATIONAL   OMEGA GROWTH
LARGE-CAP      VALUE        GROWTH       AST BOND       AST BOND       AST BOND    EQUITY PORTFOLIO   PORTFOLIO
  VALUE      PORTFOLIO    PORTFOLIO   PORTFOLIO 2020 PORTFOLIO 2017 PORTFOLIO 2021  SHARE CLASS 1   SHARE CLASS 1
----------  -----------  -----------  -------------- -------------- -------------- ---------------- -------------
 $877,713   $61,345,926  $78,350,799    $ 589,039     $160,817,997   $191,261,682      $603,027      $1,090,514
 --------   -----------  -----------    ---------     ------------   ------------      --------      ----------
 $877,713   $61,345,926  $78,350,799    $ 589,039     $160,817,997   $191,261,682      $603,027      $1,090,514
 ========   ===========  ===========    =========     ============   ============      ========      ==========

 $877,713   $61,345,926  $78,350,799    $ 589,039     $160,817,997   $191,261,682      $603,027      $1,090,514
 --------   -----------  -----------    ---------     ------------   ------------      --------      ----------
 $877,713   $61,345,926  $78,350,799    $ 589,039     $160,817,997   $191,261,682      $603,027      $1,090,514
 ========   ===========  ===========    =========     ============   ============      ========      ==========

   91,816     5,590,456    6,499,133       48,358       13,596,428     14,511,763        43,646         502,082
 ========   ===========  ===========    =========     ============   ============      ========      ==========

   32,174     4,868,724    5,584,519       89,248       13,236,049     13,661,549       122,070          42,665
 $  27.28   $     12.60  $     14.03    $    6.60     $      12.15   $      14.00      $   4.94      $    25.56

 $781,213   $56,837,026  $73,684,042    $ 739,023     $153,128,677   $177,998,315      $576,784      $  839,244


                                            SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------
                AST          AST                                                     WELLS FARGO     WELLS FARGO
              JENNISON     JENNISON                                                  ADVANTAGE VT   ADVANTAGE VT
PROFUND VP   LARGE-CAP    LARGE-CAP                                                 INTERNATIONAL   OMEGA GROWTH
LARGE-CAP      VALUE        GROWTH       AST BOND       AST BOND       AST BOND    EQUITY PORTFOLIO   PORTFOLIO
  VALUE      PORTFOLIO    PORTFOLIO   PORTFOLIO 2020 PORTFOLIO 2017 PORTFOLIO 2021  SHARE CLASS 1   SHARE CLASS 1
----------  -----------  -----------  -------------- -------------- -------------- ---------------- -------------
01/01/2012   01/01/2012   01/01/2012    01/01/2012     01/01/2012     01/01/2012      01/01/2012     01/01/2012
    TO           TO           TO            TO             TO             TO              TO             TO
12/31/2012   12/31/2012   12/31/2012    12/31/2012     12/31/2012     12/31/2012      12/31/2012     12/31/2012
----------  -----------  -----------  -------------- -------------- -------------- ---------------- -------------

 $  7,944   $   234,896  $         0    $  38,068     $    829,028   $  1,591,382      $  9,634      $        0
 --------   -----------  -----------    ---------     ------------   ------------      --------      ----------

   12,399       885,579    1,063,799       30,110        3,589,247      4,724,780        10,200          20,604
 --------   -----------  -----------    ---------     ------------   ------------      --------      ----------

   (4,455)     (650,683)  (1,063,799)       7,958       (2,760,219)    (3,133,398)         (566)        (20,604)
 --------   -----------  -----------    ---------     ------------   ------------      --------      ----------

        0             0            0      428,656                0      4,227,158        39,041          83,856
   38,996       212,339    1,269,498      (88,333)       3,216,570      9,895,521         6,191          92,943
   64,426     4,865,798    4,649,763     (288,446)       4,303,808       (991,896)       25,671          61,665
 --------   -----------  -----------    ---------     ------------   ------------      --------      ----------

  103,422     5,078,137    5,919,261       51,877        7,520,378     13,130,783        70,903         238,464
 --------   -----------  -----------    ---------     ------------   ------------      --------      ----------

 $ 98,967   $ 4,427,454  $ 4,855,462    $  59,835     $  4,760,159   $  9,997,385      $ 70,337      $  217,860
 ========   ===========  ===========    =========     ============   ============      ========      ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A16

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                                SUBACCOUNTS
                                             ---------------------------------------------------------------------------------
                                               WELLS FARGO      WELLS FARGO
                                               ADVANTAGE VT    ADVANTAGE VT
                                                SMALL CAP     SMALL CAP VALUE                AST QUANTITATIVE   AST BLACKROCK
                                             GROWTH PORTFOLIO    PORTFOLIO       AST BOND        MODELING     GLOBAL STRATEGIES
                                              SHARE CLASS 1    SHARE CLASS 1  PORTFOLIO 2022    PORTFOLIO         PORTFOLIO
                                             ---------------- --------------- -------------- ---------------- -----------------
ASSETS
  Investment in the portfolios, at fair
   value....................................     $501,105       $1,298,615     $131,877,240    $192,841,776    $1,388,058,712
                                                 --------       ----------     ------------    ------------    --------------
  Net Assets................................     $501,105       $1,298,615     $131,877,240    $192,841,776    $1,388,058,712
                                                 ========       ==========     ============    ============    ==============

NET ASSETS, representing:
  Accumulation units........................     $501,105       $1,298,615     $131,877,240    $192,841,776    $1,388,058,712
                                                 --------       ----------     ------------    ------------    --------------
                                                 $501,105       $1,298,615     $131,877,240    $192,841,776    $1,388,058,712
                                                 ========       ==========     ============    ============    ==============

  Units outstanding.........................       40,950          107,072       10,633,328      19,469,297       137,665,311
                                                 ========       ==========     ============    ============    ==============

  Portfolio shares held.....................       63,191          138,004       10,199,323      18,943,200       134,501,813
  Portfolio net asset value per share.......     $   7.93       $     9.41     $      12.93    $      10.18    $        10.32
  Investment in portfolio shares, at cost...     $424,419       $1,051,764     $124,424,169    $179,265,458    $1,318,561,815

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                                SUBACCOUNTS
                                             ---------------------------------------------------------------------------------
                                               WELLS FARGO      WELLS FARGO
                                               ADVANTAGE VT    ADVANTAGE VT
                                                SMALL CAP     SMALL CAP VALUE                AST QUANTITATIVE   AST BLACKROCK
                                             GROWTH PORTFOLIO    PORTFOLIO       AST BOND        MODELING     GLOBAL STRATEGIES
                                              SHARE CLASS 1    SHARE CLASS 1  PORTFOLIO 2022    PORTFOLIO         PORTFOLIO
                                             ---------------- --------------- -------------- ---------------- -----------------
                                                01/01/2012      01/01/2012      01/01/2012      01/01/2012       01/01/2012
                                                    TO              TO              TO              TO               TO
                                                12/31/2012      12/31/2012      12/31/2012      12/31/2012       12/31/2012
                                             ---------------- --------------- -------------- ---------------- -----------------
INVESTMENT INCOME
  Dividend income...........................     $      0       $   14,365     $     32,994    $     55,050    $    5,345,996
                                                 --------       ----------     ------------    ------------    --------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................        9,054           22,158        2,401,335       2,320,736        19,634,938
                                                 --------       ----------     ------------    ------------    --------------

NET INVESTMENT INCOME (LOSS)................       (9,054)          (7,793)      (2,368,341)     (2,265,686)      (14,288,942)
                                                 --------       ----------     ------------    ------------    --------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......       24,017                0          228,894               0                 0
  Realized gain (loss) on shares
   redeemed.................................       32,450           63,495        3,120,591         166,379          (335,717)
  Net change in unrealized gain (loss) on
   investments..............................      (13,846)          97,639        4,139,526      15,077,655       113,425,282
                                                 --------       ----------     ------------    ------------    --------------

NET GAIN (LOSS) ON INVESTMENTS..............       42,621          161,134        7,489,011      15,244,034       113,089,565
                                                 --------       ----------     ------------    ------------    --------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...............................     $ 33,567       $  153,341     $  5,120,670    $ 12,978,348    $   98,800,623
                                                 ========       ==========     ============    ============    ==============


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A17

                                               SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
                                                             AST FRANKLIN
 WELLS FARGO                                                  TEMPLETON         AST NEW      AST WESTERN     AST MFS
 ADVANTAGE VT  AST PRUDENTIAL AST NEUBERGER                 FOUNDING FUNDS  DISCOVERY ASSET ASSET EMERGING  LARGE-CAP
 OPPORTUNITY     CORE BOND     BERMAN CORE      AST BOND      ALLOCATION      ALLOCATION     MARKETS DEBT     VALUE
FUND - CLASS 1   PORTFOLIO    BOND PORTFOLIO PORTFOLIO 2023   PORTFOLIO        PORTFOLIO      PORTFOLIO     PORTFOLIO
-------------- -------------- -------------- -------------- --------------  --------------- -------------- -----------
  $1,502,155    $132,485,616   $37,537,548    $32,172,587   $2,436,575,472   $188,503,632      $413,670    $1,048,612
  ----------    ------------   -----------    -----------   --------------   ------------      --------    ----------
  $1,502,155    $132,485,616   $37,537,548    $32,172,587   $2,436,575,472   $188,503,632      $413,670    $1,048,612
  ==========    ============   ===========    ===========   ==============   ============      ========    ==========

  $1,502,155    $132,485,616   $37,537,548    $32,172,587   $2,436,575,472   $188,503,632      $413,670    $1,048,612
  ----------    ------------   -----------    -----------   --------------   ------------      --------    ----------
  $1,502,155    $132,485,616   $37,537,548    $32,172,587   $2,436,575,472   $188,503,632      $413,670    $1,048,612
  ==========    ============   ===========    ===========   ==============   ============      ========    ==========

     123,329      12,450,744     3,617,299      3,101,105      226,666,618     18,255,505        39,790       102,774
  ==========    ============   ===========    ===========   ==============   ============      ========    ==========

      75,033      12,255,839     3,544,622      3,038,016      224,155,977     18,283,572        39,586       102,204
  $    20.02    $      10.81   $     10.59    $     10.59   $        10.87   $      10.31      $  10.45    $    10.26
  $1,271,088    $129,640,734   $36,771,511    $31,988,298   $2,391,874,779   $182,215,594      $407,095    $1,034,475


                                               SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
                                                             AST FRANKLIN
 WELLS FARGO                                                  TEMPLETON         AST NEW      AST WESTERN     AST MFS
 ADVANTAGE VT  AST PRUDENTIAL AST NEUBERGER                 FOUNDING FUNDS  DISCOVERY ASSET ASSET EMERGING  LARGE-CAP
 OPPORTUNITY     CORE BOND     BERMAN CORE      AST BOND      ALLOCATION      ALLOCATION     MARKETS DEBT     VALUE
FUND - CLASS 1   PORTFOLIO    BOND PORTFOLIO PORTFOLIO 2023   PORTFOLIO        PORTFOLIO      PORTFOLIO     PORTFOLIO
-------------- -------------- -------------- -------------- --------------  --------------- -------------- -----------
  01/01/2012     01/01/2012     01/01/2012    01/03/2012*    04/30/2012*      04/30/2012*    08/20/2012*   08/20/2012*
      TO             TO             TO             TO             TO              TO              TO           TO
  12/31/2012     12/31/2012     12/31/2012     12/31/2012     12/31/2012      12/31/2012      12/31/2012   12/31/2012
-------------- -------------- -------------- -------------- --------------  --------------- -------------- -----------

  $    7,919    $    101,271   $    59,233    $         0   $            0   $  1,268,863      $      0    $        0
  ----------    ------------   -----------    -----------   --------------   ------------      --------    ----------

      23,844         922,983       438,959        186,387       11,309,836      1,555,946           779         2,712
  ----------    ------------   -----------    -----------   --------------   ------------      --------    ----------

     (15,925)       (821,712)     (379,726)      (186,387)     (11,309,836)      (287,083)         (779)       (2,712)
  ----------    ------------   -----------    -----------   --------------   ------------      --------    ----------

         447         101,685        15,374              0                0              0             0             0
      37,100         483,478       209,269         71,311       (5,507,083)      (880,410)          180         2,247
     162,898       2,754,490       733,850        184,290       44,700,693      6,288,038         6,575        14,137
  ----------    ------------   -----------    -----------   --------------   ------------      --------    ----------

     200,445       3,339,653       958,493        255,601       39,193,610      5,407,628         6,755        16,384
  ----------    ------------   -----------    -----------   --------------   ------------      --------    ----------

  $  184,520    $  2,517,941   $   578,767    $    69,214   $   27,883,774   $  5,120,545      $  5,976    $   13,672
  ==========    ============   ===========    ===========   ==============   ============      ========    ==========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A18

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                    SUBACCOUNTS
                                -----------------------------------------------------------------------------------
                                  PRUDENTIAL MONEY MARKET    PRUDENTIAL DIVERSIFIED BOND      PRUDENTIAL EQUITY
                                         PORTFOLIO                    PORTFOLIO                   PORTFOLIO
                                ---------------------------  --------------------------  --------------------------
                                 01/01/2012     01/01/2011    01/01/2012    01/01/2011    01/01/2012    01/01/2011
                                     TO             TO            TO            TO            TO            TO
                                 12/31/2012     12/31/2011    12/31/2012    12/31/2011    12/31/2012    12/31/2011
                                ------------  -------------  ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)...................... $ (2,762,929) $  (3,211,144) $  6,955,203  $  6,883,469  $ (1,635,441) $ (1,631,756)
  Capital gains distributions
   received....................            0              0    10,125,578     5,480,515             0             0
  Realized gain (loss) on
   shares redeemed.............            0              0     1,751,422     2,035,267      (450,871)   (1,520,114)
  Net change in unrealized
   gain (loss) on
   investments.................            0              0     1,506,248      (489,164)   24,037,300    (6,262,149)
                                ------------  -------------  ------------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............   (2,762,929)    (3,211,144)   20,338,451    13,910,087    21,950,988    (9,414,019)
                                ------------  -------------  ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................    2,041,766      1,685,754       765,574       581,923       672,100       715,829
  Annuity Payments.............   (1,291,176)    (3,008,457)   (1,262,016)   (1,354,983)     (494,792)     (796,788)
  Surrenders, withdrawals
   and death benefits..........  (43,665,352)   (59,838,743)  (23,423,231)  (27,927,476)  (22,131,787)  (25,937,020)
  Net transfers between
   other subaccounts or
   fixed rate option...........   15,665,164     30,397,104     2,594,883     2,982,025    (3,201,071)   (5,529,436)
  Withdrawal and other
   charges.....................     (244,169)      (304,157)      (79,436)      (87,945)     (210,685)     (236,059)
                                ------------  -------------  ------------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  (27,493,767)   (31,068,499)  (21,404,226)  (25,806,456)  (25,366,235)  (31,783,474)
                                ------------  -------------  ------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  (30,256,696)   (34,279,643)   (1,065,775)  (11,896,369)   (3,415,247)  (41,197,493)

NET ASSETS
  Beginning of period..........  207,800,002    242,079,645   230,380,167   242,276,536   188,372,823   229,570,316
                                ------------  -------------  ------------  ------------  ------------  ------------
  End of period................ $177,543,306  $ 207,800,002  $229,314,392  $230,380,167  $184,957,576  $188,372,823
                                ============  =============  ============  ============  ============  ============

  Beginning units..............  171,806,696    198,480,050   102,709,902   114,525,756   103,849,001   120,852,569
                                ------------  -------------  ------------  ------------  ------------  ------------
  Units issued.................   44,658,576     90,308,372     4,963,162     8,196,841     2,382,008     2,973,594
  Units redeemed...............  (67,156,853)  (116,981,726)  (14,006,708)  (20,012,695)  (15,368,885)  (19,977,162)
                                ------------  -------------  ------------  ------------  ------------  ------------
  Ending units.................  149,308,419    171,806,696    93,666,356   102,709,902    90,862,124   103,849,001
                                ============  =============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A19

                                          SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
PRUDENTIAL FLEXIBLE MANAGED   PRUDENTIAL CONSERVATIVE       PRUDENTIAL VALUE       PRUDENTIAL HIGH YIELD BOND
        PORTFOLIO               BALANCED PORTFOLIO              PORTFOLIO                   PORTFOLIO
--------------------------   ------------------------  --------------------------  --------------------------
 01/01/2012     01/01/2011    01/01/2012   01/01/2011   01/01/2012    01/01/2011    01/01/2012    01/01/2011
     TO             TO            TO           TO           TO            TO            TO            TO
 12/31/2012     12/31/2011    12/31/2012   12/31/2011   12/31/2012    12/31/2011    12/31/2012    12/31/2011
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------
$    72,846    $    82,760   $   140,790  $   193,067  $ (1,541,613) $ (1,623,761) $ 11,872,548  $ 13,926,798

          0              0             0            0             0             0             0             0

     21,651       (151,930)      323,377      185,786    (4,043,300)   (5,024,689)        1,052    (1,523,153)

  1,448,626        480,056     1,415,793      284,079    40,060,312   (14,627,047)   14,429,761    (4,105,143)
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------

  1,543,123        410,886     1,879,960      662,932    34,475,399   (21,275,497)   26,303,361     8,298,502
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------

     26,229         27,795        35,297       60,104     1,009,063       878,969       689,985       781,928
    (52,595)       (81,671)      (60,218)     (35,408)   (1,126,016)     (919,326)     (976,907)     (802,983)

 (1,289,182)    (1,708,814)   (2,392,411)  (2,862,479)  (32,813,037)  (40,494,144)  (27,089,263)  (31,041,271)

   (299,371)        88,468       (92,652)     (87,592)   (7,203,784)   (7,886,251)   (2,110,172)   (1,963,851)

       (136)             0          (138)           0      (475,238)     (541,218)     (333,500)     (363,536)
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------

 (1,615,055)    (1,674,222)   (2,510,122)  (2,925,375)  (40,609,012)  (48,961,970)  (29,819,857)  (33,389,713)
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------

    (71,932)    (1,263,336)     (630,162)  (2,262,443)   (6,133,613)  (70,237,467)   (3,516,496)  (25,091,211)

 13,558,866     14,822,202    20,228,188   22,490,631   283,060,593   353,298,060   219,330,891   244,422,102
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------
$13,486,934    $13,558,866   $19,598,026  $20,228,188  $276,926,980  $283,060,593  $215,814,395  $219,330,891
===========    ===========   ===========  ===========  ============  ============  ============  ============

  7,096,022      7,981,886    10,584,191   12,139,774   154,554,980   180,227,613    59,815,434    67,908,416
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------
     98,925        221,204        86,362      323,214     3,910,043     6,929,950     3,528,656     5,563,797
   (881,667)    (1,107,068)   (1,321,955)  (1,878,797)  (24,925,116)  (32,602,583)   (9,698,059)  (13,656,779)
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------
  6,313,280      7,096,022     9,348,598   10,584,191   133,539,907   154,554,980    53,646,031    59,815,434
===========    ===========   ===========  ===========  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A20

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                  SUBACCOUNTS
                                ----------------------------------------------------------------------------------
                                PRUDENTIAL NATURAL RESOURCES   PRUDENTIAL STOCK INDEX        PRUDENTIAL GLOBAL
                                        PORTFOLIO                     PORTFOLIO                  PORTFOLIO
                                ---------------------------  --------------------------  -------------------------
                                 01/01/2012     01/01/2011    01/01/2012    01/01/2011    01/01/2012   01/01/2011
                                     TO             TO            TO            TO            TO           TO
                                 12/31/2012     12/31/2011    12/31/2012    12/31/2011    12/31/2012   12/31/2011
                                 -----------   -----------   ------------  ------------  -----------  ------------
OPERATIONS
  Net investment income
   (loss)...................... $   (83,954)   $  (158,934)  $    611,058  $    400,627  $    75,233  $     59,822
  Capital gains distributions
   received....................     722,713              0        856,145             0            0             0
  Realized gain (loss) on
   shares redeemed.............      96,612        689,319      3,585,959        18,144     (305,871)     (402,415)
  Net change in unrealized
   gain (loss) on
   investments.................  (1,055,659)    (3,321,980)    32,077,092     1,116,285    9,095,692    (5,106,244)
                                 -----------   -----------   ------------  ------------  -----------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............    (320,288)    (2,791,595)    37,130,254     1,535,056    8,865,054    (5,448,837)
                                 -----------   -----------   ------------  ------------  -----------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................       6,449         14,459        742,400     1,255,423      238,839       298,224
  Annuity Payments.............           0        (25,630)      (962,327)   (1,104,844)    (620,738)     (171,443)
  Surrenders, withdrawals
   and death benefits..........  (1,195,795)    (1,807,865)   (29,442,098)  (33,054,110)  (6,595,180)   (7,650,241)
  Net transfers between
   other subaccounts or
   fixed rate option...........    (420,850)    (1,084,315)    (7,134,414)   (9,926,920)  (1,249,033)   (2,330,582)
  Withdrawal and other
   charges.....................           0            (97)      (444,171)     (478,005)     (89,468)      (98,182)
                                 -----------   -----------   ------------  ------------  -----------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  (1,610,196)    (2,903,448)   (37,240,610)  (43,308,456)  (8,315,580)   (9,952,224)
                                 -----------   -----------   ------------  ------------  -----------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  (1,930,484)    (5,695,043)      (110,356)  (41,773,400)     549,474   (15,401,061)

NET ASSETS
  Beginning of period..........  10,005,062     15,700,105    276,320,510   318,093,910   59,072,342    74,473,403
                                 -----------   -----------   ------------  ------------  -----------  ------------
  End of period................ $ 8,074,578    $10,005,062   $276,210,154  $276,320,510  $59,621,816  $ 59,072,342
                                 ===========   ===========   ============  ============  ===========  ============

  Beginning units..............   1,344,833      1,685,027    169,900,405   197,333,999   39,339,355    45,508,675
                                 -----------   -----------   ------------  ------------  -----------  ------------
  Units issued.................      52,257         49,742      4,146,405     8,494,144    1,380,884     1,968,706
  Units redeemed...............    (268,605)      (389,936)   (25,490,353)  (35,927,738)  (6,442,816)   (8,138,026)
                                 -----------   -----------   ------------  ------------  -----------  ------------
  Ending units.................   1,128,485      1,344,833    148,556,457   169,900,405   34,277,423    39,339,355
                                 ===========   ===========   ============  ============  ===========  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A21

                                         SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
    PRUDENTIAL JENNISON       PRUDENTIAL SMALL CAPITALIZATION T. ROWE PRICE INTERNATIONAL T. ROWE PRICE EQUITY INCOME
         PORTFOLIO                 STOCK PORTFOLIO                 STOCK PORTFOLIO                PORTFOLIO
--------------------------    ------------------------------  --------------------------  --------------------------
 01/01/2012      01/01/2011    01/01/2012      01/01/2011      01/01/2012    01/01/2011    01/01/2012    01/01/2011
     TO              TO            TO              TO              TO            TO            TO            TO
 12/31/2012      12/31/2011    12/31/2012      12/31/2011      12/31/2012    12/31/2011    12/31/2012    12/31/2011
------------    ------------   -----------     -----------    -----------   -----------   -----------   -----------
$ (3,626,357)   $ (3,397,966) $  (426,023)    $  (337,282)    $   (37,128)  $    21,572   $   497,392   $   235,726
           0               0    2,745,086         768,485               0             0             0             0
   7,556,683       4,568,260      799,734         650,646           6,086       225,904       767,223       223,476
  33,680,382      (3,189,625)   4,159,755      (1,511,159)      3,323,946    (3,615,512)    8,390,902    (1,844,140)
------------    ------------   -----------     -----------    -----------   -----------   -----------   -----------

  37,610,708      (2,019,331)   7,278,552        (429,310)      3,292,904    (3,368,036)    9,655,517    (1,384,938)
------------    ------------   -----------     -----------    -----------   -----------   -----------   -----------

     923,634         840,619      174,245         158,569          52,784        36,102       158,323        86,201
    (510,673)       (902,626)    (136,539)       (228,140)        (94,026)     (120,937)     (644,282)     (218,012)
 (29,292,040)    (33,136,742)  (5,218,916)     (6,718,773)     (1,931,089)   (2,416,571)   (6,988,633)   (6,455,185)
  (7,324,523)     (9,960,768)  (1,611,541)     (1,760,388)       (443,774)     (566,185)      293,941      (780,648)
    (334,231)       (361,490)     (17,468)        (19,169)         (7,269)       (8,881)      (26,784)      (26,905)
------------    ------------   -----------     -----------    -----------   -----------   -----------   -----------

 (36,537,833)    (43,521,007)  (6,810,219)     (8,567,901)     (2,423,374)   (3,076,472)   (7,207,435)   (7,394,549)
------------    ------------   -----------     -----------    -----------   -----------   -----------   -----------

   1,072,875     (45,540,338)     468,333      (8,997,211)        869,530    (6,444,508)    2,448,082    (8,779,487)

 263,804,876     309,345,214   53,030,568      62,027,779      20,659,880    27,104,388    64,733,818    73,513,305
------------    ------------   -----------     -----------    -----------   -----------   -----------   -----------
$264,877,751    $263,804,876  $53,498,901     $53,030,568     $21,529,410   $20,659,880   $67,181,900   $64,733,818
============    ============   ===========     ===========    ===========   ===========   ===========   ===========

 156,398,185     182,467,612   19,186,425      22,233,629      16,365,412    18,468,757    31,233,374    34,754,545
------------    ------------   -----------     -----------    -----------   -----------   -----------   -----------
   4,260,537       5,319,519      594,842       1,240,309         749,073     1,330,336     1,450,299     1,540,578
 (24,070,280)    (31,388,946)  (2,856,938)     (4,287,513)     (2,515,886)   (3,433,681)   (4,616,816)   (5,061,749)
------------    ------------   -----------     -----------    -----------   -----------   -----------   -----------
 136,588,442     156,398,185   16,924,329      19,186,425      14,598,599    16,365,412    28,066,857    31,233,374
============    ============   ===========     ===========    ===========   ===========   ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A22

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                   SUBACCOUNTS
                                ---------------------------------------------------------------------------------
                                                                JANUS ASPEN JANUS         JANUS ASPEN OVERSEAS
                                 INVESCO V.I. CORE EQUITY   PORTFOLIO - INSTITUTIONAL   PORTFOLIO - INSTITUTIONAL
                                           FUND                       SHARES                     SHARES
                                --------------------------  -------------------------  --------------------------
                                 01/01/2012    01/01/2011    01/01/2012   01/01/2011    01/01/2012    01/01/2011
                                     TO            TO            TO           TO            TO            TO
                                 12/31/2012    12/31/2011    12/31/2012   12/31/2011    12/31/2012    12/31/2011
                                ------------  ------------  -----------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)...................... $   (388,614) $   (431,129) $  (477,879) $   (482,662) $   (685,385) $ (1,243,509)
  Capital gains distributions
   received....................            0             0      952,992             0    10,208,322     1,308,043
  Realized gain (loss) on
   shares redeemed.............    2,083,135     1,830,225     (125,204)     (782,889)    2,554,356     9,420,957
  Net change in unrealized
   gain (loss) on
   investments.................    8,487,449    (2,414,289)   8,371,136    (2,599,315)     (984,268)  (59,879,596)
                                ------------  ------------  -----------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............   10,181,970    (1,015,193)   8,721,045    (3,864,866)   11,093,025   (50,394,105)
                                ------------  ------------  -----------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................      205,417       219,646      112,347       216,645       107,990       240,816
  Annuity Payments.............     (848,154)     (529,470)    (211,997)     (212,300)     (465,716)     (340,422)
  Surrenders, withdrawals
   and death benefits..........   (8,356,993)   (9,924,201)  (4,580,337)   (6,198,036)   (8,877,824)  (14,935,818)
  Net transfers between
   other subaccounts or
   fixed rate option...........   (2,453,515)   (3,003,730)  (1,154,384)   (1,829,434)   (2,802,381)   (4,402,807)
  Withdrawal and other
   charges.....................      (43,083)      (48,662)     (31,455)      (34,235)      (41,612)      (51,948)
                                ------------  ------------  -----------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  (11,496,328)  (13,286,417)  (5,865,826)   (8,057,360)  (12,079,543)  (19,490,179)
                                ------------  ------------  -----------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................   (1,314,358)  (14,301,610)   2,855,219   (11,922,226)     (986,518)  (69,884,284)

NET ASSETS
  Beginning of period..........   86,494,336   100,795,946   52,764,624    64,686,850    96,776,335   166,660,619
                                ------------  ------------  -----------  ------------  ------------  ------------
  End of period................ $ 85,179,978  $ 86,494,336  $55,619,843  $ 52,764,624  $ 95,789,817  $ 96,776,335
                                ============  ============  ===========  ============  ============  ============

  Beginning units..............   49,252,234    56,457,217   35,341,455    40,445,401    32,274,129    37,126,904
                                ------------  ------------  -----------  ------------  ------------  ------------
  Units issued.................      614,775     1,077,054      835,941       979,438     1,544,531     2,604,859
  Units redeemed...............   (6,669,486)   (8,282,037)  (4,314,846)   (6,083,384)   (5,284,413)   (7,457,634)
                                ------------  ------------  -----------  ------------  ------------  ------------
  Ending units.................   43,197,523    49,252,234   31,862,550    35,341,455    28,534,247    32,274,129
                                ============  ============  ===========  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A23

                                        SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------
                                                                                FTVIP FRANKLIN SMALL-MID CAP
MFS(R) RESEARCH SERIES -     MFS(R) GROWTH SERIES -      AMERICAN CENTURY VP        GROWTH SECURITIES
      INITIAL CLASS               INITIAL CLASS              VALUE FUND              FUND - CLASS 2
------------------------    ------------------------  ------------------------  ---------------------------
 01/01/2012     01/01/2011   01/01/2012   01/01/2011   01/01/2012   01/01/2011   01/01/2012     01/01/2011
     TO             TO           TO           TO           TO           TO           TO             TO
 12/31/2012     12/31/2011   12/31/2012   12/31/2011   12/31/2012   12/31/2011   12/31/2012     12/31/2011
-----------    -----------  -----------  -----------  -----------  -----------   -----------   -----------
$  (106,012)   $   (99,259) $  (741,216) $  (670,531) $   126,728  $   164,880  $  (365,809)   $  (405,887)
          0              0            0            0            0            0    1,860,334              0
    528,217        274,986    1,200,185      761,229     (194,655)    (472,977)     (34,897)       (54,024)
  2,135,192       (509,887)   7,264,166     (899,566)   3,099,988      169,663      903,010     (1,307,821)
-----------    -----------  -----------  -----------  -----------  -----------   -----------   -----------

  2,557,397       (334,160)   7,723,135     (808,868)   3,032,061     (138,434)   2,362,638     (1,767,732)
-----------    -----------  -----------  -----------  -----------  -----------   -----------   -----------

     55,055         41,784      147,991      126,270       53,967       69,825       29,542         82,938
   (122,162)        (3,612)    (160,001)    (125,150)     (22,022)    (122,171)     (36,293)       (80,193)
 (1,934,430)    (1,867,187)  (4,622,031)  (6,022,522)  (2,412,062)  (2,363,318)  (2,271,681)    (2,994,760)
    165,341       (267,535)  (1,450,121)  (1,867,628)    (838,635)      26,025     (725,055)       (58,229)
     (8,721)        (8,329)     (28,134)     (29,999)      (8,915)     (10,038)     (11,714)       (13,115)
-----------    -----------  -----------  -----------  -----------  -----------   -----------   -----------

 (1,844,917)    (2,104,879)  (6,112,296)  (7,919,029)  (3,227,667)  (2,399,677)  (3,015,201)    (3,063,359)
-----------    -----------  -----------  -----------  -----------  -----------   -----------   -----------

    712,480     (2,439,039)   1,610,839   (8,727,897)    (195,606)  (2,538,111)    (652,563)    (4,831,091)

 16,927,596     19,366,635   50,594,700   59,322,597   24,680,892   27,219,003   25,731,478     30,562,569
-----------    -----------  -----------  -----------  -----------  -----------   -----------   -----------
$17,640,076    $16,927,596  $52,205,539  $50,594,700  $24,485,286  $24,680,892  $25,078,915    $25,731,478
===========    ===========  ===========  ===========  ===========  ===========   ===========   ===========

 10,468,369     11,770,106   30,886,054   35,471,042   12,508,696   13,741,831   14,859,811     16,565,613
-----------    -----------  -----------  -----------  -----------  -----------   -----------   -----------
    722,311        399,051      870,028    1,228,934      325,335      885,872      439,834      1,733,050
 (1,768,356)    (1,700,788)  (4,309,001)  (5,813,922)  (1,848,664)  (2,119,007)  (2,046,314)    (3,438,852)
-----------    -----------  -----------  -----------  -----------  -----------   -----------   -----------
  9,422,324     10,468,369   27,447,081   30,886,054   10,985,367   12,508,696   13,253,331     14,859,811
===========    ===========  ===========  ===========  ===========  ===========   ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A24

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                 SUBACCOUNTS
                                ----------------------------------------------------------------------------
                                                                                        ALLIANCEBERNSTEIN
                                PRUDENTIAL JENNISON 20/20                             VPS LARGE CAP GROWTH
                                     FOCUS PORTFOLIO        DAVIS VALUE PORTFOLIO       PORTFOLIO CLASS B
                                ------------------------  ------------------------  ------------------------
                                 01/01/2012   01/01/2011   01/01/2012   01/01/2011   01/01/2012   01/01/2011
                                     TO           TO           TO           TO           TO           TO
                                 12/31/2012   12/31/2011   12/31/2012   12/31/2011   12/31/2012   12/31/2011
                                -----------  -----------  -----------  -----------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)...................... $  (688,370) $  (708,279) $    46,519  $  (185,623) $   (73,713) $   (67,154)
  Capital gains distributions
   received....................   1,728,644            0    1,617,612    2,217,438            0            0
  Realized gain (loss) on
   shares redeemed.............   1,526,303    1,931,010      252,071      439,402      128,319       90,011
  Net change in unrealized
   gain (loss) on
   investments.................   1,869,147   (4,069,821)   1,176,954   (4,192,170)     628,159     (292,304)
                                -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............   4,435,724   (2,847,090)   3,093,156   (1,720,953)     682,765     (269,447)
                                -----------  -----------  -----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................      54,833      191,582       11,012       38,707        4,303       28,894
  Annuity Payments.............    (136,013)     (94,016)    (135,994)    (125,347)     (83,828)     (38,340)
  Surrenders, withdrawals
   and death benefits..........  (4,933,771)  (4,566,566)  (2,943,158)  (3,139,325)    (560,500)    (519,478)
  Net transfers between
   other subaccounts or
   fixed rate option...........    (578,337)    (729,000)  (1,404,128)    (854,802)     701,563      136,912
  Withdrawal and other
   charges.....................     (19,127)     (20,133)      (9,461)     (11,112)      (1,973)      (2,343)
                                -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  (5,612,415)  (5,218,133)  (4,481,729)  (4,091,879)      59,565     (394,355)
                                -----------  -----------  -----------  -----------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  (1,176,691)  (8,065,223)  (1,388,573)  (5,812,832)     742,330     (663,802)

NET ASSETS
  Beginning of period..........  48,159,599   56,224,822   28,266,090   34,078,922    4,531,724    5,195,526
                                -----------  -----------  -----------  -----------  -----------  -----------
  End of period................ $46,982,908  $48,159,599  $26,877,517  $28,266,090  $ 5,274,054  $ 4,531,724
                                ===========  ===========  ===========  ===========  ===========  ===========

  Beginning units..............  29,075,628   32,077,679   27,280,316   31,082,791    7,628,132    8,340,614
                                -----------  -----------  -----------  -----------  -----------  -----------
  Units issued.................   1,936,029    3,740,387      476,324    1,074,079    1,898,769    1,368,372
  Units redeemed...............  (5,100,240)  (6,742,438)  (4,494,580)  (4,876,554)  (1,774,281)  (2,080,854)
                                -----------  -----------  -----------  -----------  -----------  -----------
  Ending units.................  25,911,417   29,075,628   23,262,060   27,280,316    7,752,620    7,628,132
                                ===========  ===========  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A25

                                          SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
                                                                 PRUDENTIAL SP
PRUDENTIAL SP SMALL CAP VALUE      JANUS ASPEN JANUS       PRUDENTIAL U.S. EMERGING   PRUDENTIAL SP INTERNATIONAL
         PORTFOLIO             PORTFOLIO - SERVICE SHARES      GROWTH PORTFOLIO            GROWTH PORTFOLIO
----------------------------   ------------------------   --------------------------  -------------------------
 01/01/2012      01/01/2011     01/01/2012    01/01/2011   01/01/2012    01/01/2011    01/01/2012    01/01/2011
     TO              TO             TO            TO           TO            TO            TO            TO
 12/31/2012      12/31/2011     12/31/2012    12/31/2011   12/31/2012    12/31/2011    12/31/2012    12/31/2011
------------    ------------   -----------   -----------  ------------  ------------  -----------   ------------
$ (1,185,286)   $ (1,051,926)  $  (136,725)  $  (151,471) $ (1,564,440) $ (1,454,313) $  (416,940)  $   (145,811)

           0               0       192,952             0     9,152,392     1,223,782            0              0

   1,336,669         552,718       475,134       458,378     4,243,995     4,329,371   (2,365,372)    (3,058,173)

  13,588,234      (4,213,004)    1,181,907    (1,136,482)    6,602,451    (2,602,784)  10,740,720     (5,328,824)
------------    ------------   -----------   -----------  ------------  ------------  -----------   ------------

  13,739,617      (4,712,212)    1,713,268      (829,575)   18,434,398     1,496,056    7,958,408     (8,532,808)
------------    ------------   -----------   -----------  ------------  ------------  -----------   ------------

     276,918         302,414        39,915        49,159       305,857       400,309      248,843        126,007
    (216,837)       (241,728)       (4,387)       (6,316)     (280,692)     (394,353)     (81,845)       (85,864)

 (12,584,478)    (13,989,963)   (1,519,079)   (1,964,355)  (15,884,843)  (20,212,727)  (4,861,333)    (6,518,118)

  (3,881,605)     (4,683,943)     (165,119)     (368,371)   (5,432,697)   (8,150,159)  (1,953,836)    (1,737,718)
    (296,384)       (326,400)      (35,750)      (39,612)     (384,133)     (425,214)    (120,213)      (138,151)
------------    ------------   -----------   -----------  ------------  ------------  -----------   ------------

 (16,702,386)    (18,939,620)   (1,684,420)   (2,329,495)  (21,676,508)  (28,782,144)  (6,768,384)    (8,353,844)
------------    ------------   -----------   -----------  ------------  ------------  -----------   ------------

  (2,962,769)    (23,651,832)       28,848    (3,159,070)   (3,242,110)  (27,286,088)   1,190,024    (16,886,652)

 103,380,990     127,032,822    10,839,280    13,998,350   128,003,204   155,289,292   41,591,579     58,478,231
------------    ------------   -----------   -----------  ------------  ------------  -----------   ------------
$100,418,221    $103,380,990   $10,868,128   $10,839,280  $124,761,094  $128,003,204  $42,781,603   $ 41,591,579
============    ============   ===========   ===========  ============  ============  ===========   ============

  62,060,033      72,892,210    11,018,784    13,322,774    69,627,130    84,601,871   35,231,858     41,903,584
------------    ------------   -----------   -----------  ------------  ------------  -----------   ------------
   1,465,632       3,850,151       427,897       456,056     2,419,226     4,536,583    1,519,705      2,686,430
 (10,703,347)    (14,682,328)   (1,920,988)   (2,760,046)  (12,678,954)  (19,511,324)  (6,644,074)    (9,358,156)
------------    ------------   -----------   -----------  ------------  ------------  -----------   ------------
  52,822,318      62,060,033     9,525,693    11,018,784    59,367,402    69,627,130   30,107,489     35,231,858
============    ============   ===========   ===========  ============  ============  ===========   ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A26

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                   SUBACCOUNTS
                                --------------------------------------------------------------------------------
                                PRUDENTIAL SP INTERNATIONAL      AST GOLDMAN SACHS         AST AMERICAN CENTURY
                                     VALUE PORTFOLIO         LARGE-CAP VALUE PORTFOLIO  INCOME & GROWTH PORTFOLIO
                                -------------------------   --------------------------  -------------------------
                                 01/01/2012    01/01/2011    01/01/2012    01/01/2011    01/01/2012    01/01/2011
                                     TO            TO            TO            TO            TO            TO
                                 12/31/2012    12/31/2011    12/31/2012    12/31/2011   05/04/2012**   12/31/2011
                                -----------   ------------  ------------  ------------  ------------  -----------
OPERATIONS
  Net investment income
   (loss)...................... $   405,637   $    420,732  $   (570,419) $   (445,262) $   (608,699) $  (416,971)
  Capital gains distributions
   received....................           0              0             0             0             0            0
  Realized gain (loss) on
   shares redeemed.............  (2,445,150)    (2,654,708)    1,638,560    (6,037,352)   10,670,940   (1,401,039)
  Net change in unrealized
   gain (loss) on
   investments.................   7,610,922     (4,763,625)   16,754,686    (4,702,899)   (3,042,526)    (851,129)
                                -----------   ------------  ------------  ------------  ------------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............   5,571,409     (6,997,601)   17,822,827   (11,185,513)    7,019,715   (2,669,139)
                                -----------   ------------  ------------  ------------  ------------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................     176,105        172,141    22,671,697    49,003,657    15,419,352   35,975,232
  Annuity Payments.............     (76,361)       (74,526)       (1,393)         (779)            0         (284)
  Surrenders, withdrawals
   and death benefits..........  (5,190,690)    (6,437,172)   (2,716,505)   (1,313,896)     (960,240)  (2,005,800)
  Net transfers between
   other subaccounts or
   fixed rate option...........    (627,137)    (1,225,425)   23,511,035   (10,280,925)  (95,178,659)  (3,283,831)
  Withdrawal and other
   charges.....................    (126,180)      (149,951)   (1,156,125)     (462,473)     (288,467)    (392,383)
                                -----------   ------------  ------------  ------------  ------------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  (5,844,263)    (7,714,933)   42,308,709    36,945,584   (81,008,014)  30,292,934
                                -----------   ------------  ------------  ------------  ------------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................    (272,854)   (14,712,534)   60,131,536    25,760,071   (73,988,299)  27,623,795

NET ASSETS
  Beginning of period..........  39,900,534     54,613,068    86,331,576    60,571,505    73,988,299   46,364,504
                                -----------   ------------  ------------  ------------  ------------  -----------
  End of period................ $39,627,680   $ 39,900,534  $146,463,112  $ 86,331,576  $          0  $73,988,299
                                ===========   ============  ============  ============  ============  ===========

  Beginning units..............  29,946,196     35,175,295     9,454,926     6,153,488     6,969,587    4,546,974
                                -----------   ------------  ------------  ------------  ------------  -----------
  Units issued.................   1,674,051      3,035,572     9,759,391    12,237,351     4,480,009    9,203,882
  Units redeemed...............  (5,783,024)    (8,264,671)   (5,859,711)   (8,935,913)  (11,449,596)  (6,781,269)
                                -----------   ------------  ------------  ------------  ------------  -----------
  Ending units.................  25,837,223     29,946,196    13,354,606     9,454,926             0    6,969,587
                                ===========   ============  ============  ============  ============  ===========

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A27

                                              SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------
AST SCHRODERS MULTI-ASSET WORLD    AST COHEN & STEERS REALTY    AST J.P. MORGAN STRATEGIC      AST BLACKROCK VALUE
     STRATEGIES PORTFOLIO                  PORTFOLIO             OPPORTUNITIES PORTFOLIO            PORTFOLIO
------------------------------    --------------------------  ----------------------------  -------------------------
  01/01/2012        01/01/2011     01/01/2012    01/01/2011     01/01/2012     01/01/2011    01/01/2012    01/01/2011
      TO                TO             TO            TO             TO             TO            TO            TO
  12/31/2012        12/31/2011     12/31/2012    12/31/2011     12/31/2012     12/31/2011    12/31/2012    12/31/2011
--------------    --------------  ------------  ------------  --------------  ------------  ------------  -----------
$    4,622,176    $   (1,765,289) $   (589,396) $   (837,150) $   (3,010,743) $ (6,092,913) $   (573,038) $  (367,056)
             0        13,873,907             0             0               0             0             0            0
     9,326,359       (31,440,539)    2,735,354    (4,779,918)      8,666,923     3,191,430        97,410   (4,626,800)
   135,323,195      (110,292,703)   11,625,507     1,709,260      79,861,286   (22,030,615)    8,663,040     (314,958)
--------------    --------------  ------------  ------------  --------------  ------------  ------------  -----------

   149,271,730      (129,624,624)   13,771,465    (3,907,808)     85,517,466   (24,932,098)    8,187,412   (5,308,814)
--------------    --------------  ------------  ------------  --------------  ------------  ------------  -----------

   446,233,827       833,336,340    41,776,618    47,760,383     368,191,313   339,325,910    36,297,024   32,200,500
       (49,995)          (70,651)       (1,245)      (49,051)       (134,342)      (11,753)       (1,377)           0
   (30,013,549)      (19,083,412)   (3,500,451)   (2,374,621)    (27,722,532)  (17,302,354)   (2,238,367)  (1,617,819)
   231,177,619      (383,306,958)   34,966,944   (16,633,773)    139,177,140   (92,765,162)   19,509,004    7,686,589
   (18,103,327)      (10,985,821)   (1,164,036)     (537,800)     (9,170,655)   (4,962,430)     (771,000)    (213,944)
--------------    --------------  ------------  ------------  --------------  ------------  ------------  -----------

   629,244,575       419,889,498    72,077,830    28,165,138     470,340,924   224,284,211    52,795,284   38,055,326
--------------    --------------  ------------  ------------  --------------  ------------  ------------  -----------

   778,516,305       290,264,874    85,849,295    24,257,330     555,858,390   199,352,113    60,982,696   32,746,512

 1,453,229,080     1,162,964,206    87,242,676    62,985,346     808,699,475   609,347,362    54,138,903   21,392,391
--------------    --------------  ------------  ------------  --------------  ------------  ------------  -----------
$2,231,745,385    $1,453,229,080  $173,091,971  $ 87,242,676  $1,364,557,865  $808,699,475  $115,121,599  $54,138,903
==============    ==============  ============  ============  ==============  ============  ============  ===========

   141,598,371       107,549,779     7,109,028     5,413,486      76,238,767    56,172,490     5,453,622    2,188,804
--------------    --------------  ------------  ------------  --------------  ------------  ------------  -----------
   140,544,222       161,763,835    11,885,680    11,121,959      68,738,678    64,235,420     9,860,163    8,998,032
   (83,140,784)     (127,715,243)   (6,548,673)   (9,426,417)    (26,320,758)  (44,169,143)   (5,090,960)  (5,733,214)
--------------    --------------  ------------  ------------  --------------  ------------  ------------  -----------
   199,001,809       141,598,371    12,446,035     7,109,028     118,656,687    76,238,767    10,222,825    5,453,622
==============    ==============  ============  ============  ==============  ============  ============  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A28

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                   SUBACCOUNTS
                                --------------------------------------------------------------------------------
                                                             AST FEDERATED AGGRESSIVE       AST MID-CAP VALUE
                                 AST HIGH YIELD PORTFOLIO        GROWTH PORTFOLIO               PORTFOLIO
                                --------------------------  --------------------------  ------------------------
                                 01/01/2012    01/01/2011    01/01/2012    01/01/2011    01/01/2012   01/01/2011
                                     TO            TO            TO            TO            TO           TO
                                 12/31/2012    12/31/2011    12/31/2012    12/31/2011    12/31/2012   12/31/2011
                                ------------  ------------  ------------  ------------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)...................... $  6,723,376  $  4,911,060  $ (1,627,921) $   (818,255) $  (793,350) $  (436,346)
  Capital gains distributions
   received....................            0             0             0             0      238,963            0
  Realized gain (loss) on
   shares redeemed.............    1,554,007    (1,792,319)    1,721,094    (9,712,881)   1,209,385   (2,291,849)
  Net change in unrealized
   gain (loss) on
   investments.................    9,279,155    (3,142,457)   10,774,462    (9,395,968)   7,019,423   (3,243,340)
                                ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............   17,556,538       (23,716)   10,867,635   (19,927,104)   7,674,421   (5,971,535)
                                ------------  ------------  ------------  ------------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................   51,745,641    48,033,624    26,943,664    27,072,834   16,576,879   24,456,906
  Annuity Payments.............            0        (3,884)      (61,238)       (5,390)           0      (18,251)
  Surrenders, withdrawals
   and death benefits..........   (5,660,107)   (3,038,293)   (2,801,087)   (1,573,726)  (1,237,130)    (914,772)
  Net transfers between
   other subaccounts or
   fixed rate option...........   42,436,081    (6,866,588)   22,380,781    13,796,160   11,759,726   (8,514,304)
  Withdrawal and other
   charges.....................   (1,257,863)     (562,777)     (816,913)     (417,988)    (528,842)    (260,582)
                                ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................   87,263,752    37,562,082    45,645,207    38,871,890   26,570,633   14,748,997
                                ------------  ------------  ------------  ------------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  104,820,290    37,538,366    56,512,842    18,944,786   34,245,054    8,777,462

NET ASSETS
  Beginning of period..........  107,095,346    69,556,980    59,776,807    40,832,021   39,678,934   30,901,472
                                ------------  ------------  ------------  ------------  -----------  -----------
  End of period................ $211,915,636  $107,095,346  $116,289,649  $ 59,776,807  $73,923,988  $39,678,934
                                ============  ============  ============  ============  ===========  ===========

  Beginning units..............    9,601,679     6,242,860     5,924,650     3,502,874    3,654,808    2,712,491
                                ------------  ------------  ------------  ------------  -----------  -----------
  Units issued.................   15,569,297    12,647,564    10,501,234    11,939,382    5,648,002    5,971,358
  Units redeemed...............   (8,102,043)   (9,288,745)   (6,607,633)   (9,517,606)  (3,452,686)  (5,029,041)
                                ------------  ------------  ------------  ------------  -----------  -----------
  Ending units.................   17,068,933     9,601,679     9,818,251     5,924,650    5,850,124    3,654,808
                                ============  ============  ============  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A29

                                           SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
   AST SMALL-CAP VALUE         AST GOLDMAN SACHS         AST GOLDMAN SACHS MID-CAP      AST LARGE-CAP VALUE
        PORTFOLIO         CONCENTRATED GROWTH PORTFOLIO      GROWTH PORTFOLIO                PORTFOLIO
------------------------  ----------------------------  --------------------------  --------------------------
 01/01/2012   01/01/2011   01/01/2012     01/01/2011     01/01/2012    01/01/2011    01/01/2012    01/01/2011
     TO           TO           TO             TO             TO            TO            TO            TO
 12/31/2012   12/31/2011   12/31/2012     12/31/2011     12/31/2012    12/31/2011    12/31/2012    12/31/2011
-----------  -----------  ------------   ------------   ------------  ------------  ------------  ------------

$  (826,541) $  (526,670) $ (1,339,810)  $ (1,018,944)  $ (2,577,001) $ (1,775,403) $  3,318,026  $   (286,744)

          0            0             0              0     15,280,871     6,085,586             0             0

  1,187,975   (2,091,081)    2,905,946         55,282      2,013,782    (7,118,478)     (909,662)   (4,568,054)

  7,590,191   (4,159,165)   10,352,150     (6,320,145)     4,227,579   (10,861,651)   19,816,265      (819,842)
-----------  -----------  ------------   ------------   ------------  ------------  ------------  ------------

  7,951,625   (6,776,916)   11,918,286     (7,283,807)    18,945,231   (13,669,946)   22,224,629    (5,674,640)
-----------  -----------  ------------   ------------   ------------  ------------  ------------  ------------


 15,048,235   20,327,321    24,233,558     25,612,257     41,474,771    52,176,656    84,374,698    38,959,343
    (22,199)     (17,562)            0           (996)             0       (13,140)      (80,874)      (86,993)

 (1,843,920)  (1,908,424)   (2,439,819)    (2,041,859)    (3,267,659)   (2,443,845)   (6,356,249)   (6,367,567)

  7,586,863   (7,870,116)   23,312,412    (20,337,365)    33,566,731   (30,926,137)   32,993,785     4,925,802

   (485,200)    (251,714)     (760,936)      (449,837)    (1,291,227)     (684,007)   (1,683,654)     (321,405)
-----------  -----------  ------------   ------------   ------------  ------------  ------------  ------------

 20,283,779   10,279,505    44,345,215      2,782,200     70,482,616    18,109,527   109,247,706    37,109,180
-----------  -----------  ------------   ------------   ------------  ------------  ------------  ------------

 28,235,404    3,502,589    56,263,501     (4,501,607)    89,427,847     4,439,581   131,472,335    31,434,540

 45,405,237   41,902,648    58,548,236     63,049,843     93,020,418    88,580,837   105,205,533    73,770,993
-----------  -----------  ------------   ------------   ------------  ------------  ------------  ------------
$73,640,641  $45,405,237  $114,811,737   $ 58,548,236   $182,448,265  $ 93,020,418  $236,677,868  $105,205,533
===========  ===========  ============   ============   ============  ============  ============  ============

  4,291,191    3,661,163     5,660,773      5,726,803      8,275,740     7,399,862    12,016,442     8,210,451
-----------  -----------  ------------   ------------   ------------  ------------  ------------  ------------
  5,354,328    5,647,150     8,792,110      6,917,515     13,657,951    12,869,263    16,457,698     8,900,083
 (3,642,467)  (5,017,122)   (4,967,251)    (6,983,545)    (7,977,346)  (11,993,385)   (5,489,678)   (5,094,092)
-----------  -----------  ------------   ------------   ------------  ------------  ------------  ------------
  6,003,052    4,291,191     9,485,632      5,660,773     13,956,345     8,275,740    22,984,462    12,016,442
===========  ===========  ============   ============   ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A30

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                   SUBACCOUNTS
                                --------------------------------------------------------------------------------
                                AST LORD ABBETT CORE FIXED  AST MARSICO CAPITAL GROWTH       AST MFS GROWTH
                                     INCOME PORTFOLIO                PORTFOLIO                  PORTFOLIO
                                --------------------------  --------------------------  ------------------------
                                 01/01/2012    01/01/2011    01/01/2012    01/01/2011    01/01/2012   01/01/2011
                                     TO            TO            TO            TO            TO           TO
                                 12/31/2012    12/31/2011    12/31/2012    12/31/2011    12/31/2012   12/31/2011
                                ------------  ------------  ------------  ------------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)...................... $ (1,460,928) $   (437,361) $ (2,077,255) $ (1,661,802) $  (896,568) $  (415,225)
  Capital gains distributions
   received....................   10,589,180             0             0             0            0            0
  Realized gain (loss) on
   shares redeemed.............    2,648,826     2,223,162     3,364,048    (1,571,416)   1,714,991      (92,841)
  Net change in unrealized
   gain (loss) on
   investments.................    4,134,588     5,151,208    11,097,099    (6,299,604)   5,500,044   (1,865,905)
                                ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............   15,911,666     6,937,009    12,383,892    (9,532,822)   6,318,467   (2,373,971)
                                ------------  ------------  ------------  ------------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................  189,409,377   117,462,662    47,728,849    57,454,010   21,851,049   14,742,856
  Annuity Payments.............      (13,368)       (4,121)      (26,189)      (19,408)           0            0
  Surrenders, withdrawals
   and death benefits..........  (14,215,554)   (5,038,422)   (5,739,551)   (5,371,138)  (1,593,214)  (1,117,920)
  Net transfers between
   other subaccounts or
   fixed rate option...........   80,450,313    76,255,647    24,974,052   (23,306,496)  14,749,034   (5,342,908)
  Withdrawal and other
   charges.....................   (3,861,151)     (473,044)   (1,396,777)     (672,685)    (518,477)    (212,546)
                                ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  251,769,617   188,202,722    65,540,384    28,084,283   34,488,392    8,069,482
                                ------------  ------------  ------------  ------------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  267,681,283   195,139,731    77,924,276    18,551,461   40,806,859    5,695,511

NET ASSETS
  Beginning of period..........  245,854,864    50,715,133   117,840,825    99,289,364   33,300,548   27,605,037
                                ------------  ------------  ------------  ------------  -----------  -----------
  End of period................ $513,536,147  $245,854,864  $195,765,101  $117,840,825  $74,107,407  $33,300,548
                                ============  ============  ============  ============  ===========  ===========

  Beginning units..............   20,912,041     4,379,205    11,182,192     9,228,317    3,218,197    2,603,376
                                ------------  ------------  ------------  ------------  -----------  -----------
  Units issued.................   40,437,578    25,844,630    13,170,771    13,485,414    6,379,468    4,051,956
  Units redeemed...............  (18,289,624)   (9,311,794)   (7,414,096)  (11,531,539)  (3,288,276)  (3,437,135)
                                ------------  ------------  ------------  ------------  -----------  -----------
  Ending units.................   43,059,995    20,912,041    16,938,867    11,182,192    6,309,389    3,218,197
                                ============  ============  ============  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A31

                                           SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
   AST NEUBERGER BERMAN        AST NEUBERGER BERMAN/LSV   AST PIMCO LIMITED MATURITY   AST T. ROWE PRICE EQUITY
 MID-CAP GROWTH PORTFOLIO       MID-CAP VALUE PORTFOLIO         BOND PORTFOLIO             INCOME PORTFOLIO
--------------------------    --------------------------  --------------------------  -------------------------
 01/01/2012      01/01/2011    01/01/2012    01/01/2011    01/01/2012    01/01/2011    01/01/2012    01/01/2011
     TO              TO            TO            TO            TO            TO            TO            TO
 12/31/2012      12/31/2011    12/31/2012    12/31/2011    12/31/2012    12/31/2011    12/31/2012    12/31/2011
------------    ------------  ------------  ------------  ------------  ------------  ------------  -----------
$ (2,509,306)   $ (1,538,448) $   (926,985) $   (683,195) $   (996,527) $ (1,069,129) $ (1,645,896) $  (258,075)
           0               0             0             0     5,802,893     2,107,308             0            0
   3,329,132         (16,785)    2,292,364    (5,513,425)       12,510      (430,496)    1,249,475   (2,322,679)
  10,508,566      (5,915,307)   13,563,227    (6,465,566)      766,456       (43,486)   16,518,203   (2,157,358)
------------    ------------  ------------  ------------  ------------  ------------  ------------  -----------

  11,328,392      (7,470,540)   14,928,606   (12,662,186)    5,585,332       564,197    16,121,782   (4,738,112)
------------    ------------  ------------  ------------  ------------  ------------  ------------  -----------

  59,476,491      62,217,195    28,596,931    46,536,831    47,482,300    63,799,009    86,246,241   26,011,071
           0            (990)      (10,914)       (6,057)     (136,765)      (31,083)       (7,586)           0
  (3,741,138)     (2,061,611)   (3,493,059)   (2,647,594)  (11,552,219)  (10,828,361)   (2,294,138)  (1,054,509)
  26,528,030     (15,981,311)   16,267,689   (22,194,283)   14,682,186     8,341,377    54,089,540   (9,633,674)
  (1,462,916)       (539,513)   (1,032,643)     (608,799)   (1,366,776)     (662,038)   (1,396,127)    (329,735)
------------    ------------  ------------  ------------  ------------  ------------  ------------  -----------

  80,800,467      43,633,770    40,328,004    21,080,098    49,108,726    60,618,904   136,637,930   14,993,153
------------    ------------  ------------  ------------  ------------  ------------  ------------  -----------

  92,128,859      36,163,230    55,256,610     8,417,912    54,694,058    61,183,101   152,759,712   10,255,041

 100,644,730      64,481,500    86,810,030    78,392,118   164,142,598   102,959,497    53,933,489   43,678,448
------------    ------------  ------------  ------------  ------------  ------------  ------------  -----------
$192,773,589    $100,644,730  $142,066,640  $ 86,810,030  $218,836,656  $164,142,598  $206,693,201  $53,933,489
============    ============  ============  ============  ============  ============  ============  ===========

   8,614,440       5,335,094     8,186,522     7,173,550    15,356,638     9,358,496     5,793,434    4,615,182
------------    ------------  ------------  ------------  ------------  ------------  ------------  -----------
  14,009,027      13,577,914    10,271,837    12,333,462    14,355,651    15,646,583    18,697,987    6,741,661
  (7,165,234)    (10,298,568)   (6,840,613)  (11,320,490)   (9,594,240)   (9,648,441)   (5,449,287)  (5,563,409)
------------    ------------  ------------  ------------  ------------  ------------  ------------  -----------
  15,458,233       8,614,440    11,617,746     8,186,522    20,118,049    15,356,638    19,042,134    5,793,434
============    ============  ============  ============  ============  ============  ============  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A32

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                     SUBACCOUNTS
                                ------------------------------------------------------------------------------------
                                 AST QMA US EQUITY ALPHA   AST T. ROWE PRICE NATURAL      AST T. ROWE PRICE ASSET
                                        PORTFOLIO             RESOURCES PORTFOLIO          ALLOCATION PORTFOLIO
                                ------------------------  --------------------------  ------------------------------
                                 01/01/2012   01/01/2011   01/01/2012    01/01/2011     01/01/2012      01/01/2011
                                     TO           TO           TO            TO             TO              TO
                                 12/31/2012   12/31/2011   12/31/2012    12/31/2011     12/31/2012      12/31/2011
                                -----------  -----------  ------------  ------------  --------------  --------------
OPERATIONS
  Net investment income
   (loss)...................... $  (491,911) $  (239,155) $ (3,729,343) $ (2,933,854) $  (17,712,541) $  (12,239,134)
  Capital gains distributions
   received....................           0            0             0             0      29,797,616               0
  Realized gain (loss) on
   shares redeemed.............   1,271,664     (734,646)  (10,768,110)  (21,424,084)     32,392,553     (23,561,430)
  Net change in unrealized
   gain (loss) on
   investments.................   5,136,374     (318,308)   14,469,280   (42,683,044)    321,836,198     (45,536,830)
                                -----------  -----------  ------------  ------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............   5,916,127   (1,292,109)      (28,173)  (67,040,982)    366,313,826     (81,337,394)
                                -----------  -----------  ------------  ------------  --------------  --------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................  15,357,182   12,314,263    57,180,805   125,329,516   1,777,561,525   1,366,449,922
  Annuity Payments.............           0         (850)     (129,540)      (73,128)        (83,189)       (324,528)
  Surrenders, withdrawals
   and death benefits..........  (1,099,739)    (974,519)  (10,171,768)   (9,583,248)    (71,972,651)    (36,288,762)
  Net transfers between
   other subaccounts or
   fixed rate option...........  19,949,983   (1,060,622)   48,533,851   (63,438,016)    621,085,384    (342,122,960)
  Withdrawal and other
   charges.....................    (424,029)    (147,478)   (2,319,813)   (1,562,649)    (34,633,206)    (14,390,187)
                                -----------  -----------  ------------  ------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  33,783,397   10,130,794    93,093,535    50,672,475   2,291,957,863     973,323,485
                                -----------  -----------  ------------  ------------  --------------  --------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  39,699,524    8,838,685    93,065,362   (16,368,507)  2,658,271,689     891,986,091

NET ASSETS
  Beginning of period..........  27,992,365   19,153,680   220,749,203   237,117,710   2,473,645,387   1,581,659,296
                                -----------  -----------  ------------  ------------  --------------  --------------
  End of period................ $67,691,889  $27,992,365  $313,814,565  $220,749,203  $5,131,917,076  $2,473,645,387
                                ===========  ===========  ============  ============  ==============  ==============

  Beginning units..............   2,688,164    1,934,062    21,580,986    18,819,743     229,101,436     146,125,937
                                -----------  -----------  ------------  ------------  --------------  --------------
  Units issued.................   5,569,338    3,425,804    28,578,387    32,314,613     296,621,019     245,354,653
  Units redeemed...............  (2,830,821)  (2,671,702)  (19,301,294)  (29,553,370)    (98,643,132)   (162,379,154)
                                -----------  -----------  ------------  ------------  --------------  --------------
  Ending units.................   5,426,681    2,688,164    30,858,079    21,580,986     427,079,323     229,101,436
                                ===========  ===========  ============  ============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A33

                                            SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
   AST MFS GLOBAL EQUITY      AST JPMORGAN INTERNATIONAL   AST T. ROWE PRICE GLOBAL    AST WELLINGTON MANAGEMENT
         PORTFOLIO                 EQUITY PORTFOLIO             BOND PORTFOLIO          HEDGED EQUITY PORTFOLIO
--------------------------    --------------------------  --------------------------  --------------------------
 01/01/2012      01/01/2011    01/01/2012    01/01/2011    01/01/2012    01/01/2011    01/01/2012    01/01/2011
     TO              TO            TO            TO            TO            TO            TO            TO
 12/31/2012      12/31/2011    12/31/2012    12/31/2011    12/31/2012    12/31/2011    12/31/2012    12/31/2011
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------

$   (872,995)   $ (1,008,835) $     24,430  $   (278,386) $  1,302,556  $    801,976  $ (6,505,327) $ (2,596,113)

           0               0             0             0     2,660,446       669,467             0             0

   2,229,602      (3,065,557)      (12,503)   (8,244,379)       63,533       353,711     2,933,534    (1,567,286)

  22,990,310      (6,204,187)   21,686,262   (11,089,319)    1,446,493      (362,314)   35,274,370    (8,905,749)
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------

  24,346,917     (10,278,579)   21,698,189   (19,612,084)    5,473,028     1,462,840    31,702,577   (13,069,148)
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------


  49,351,008      48,630,665    27,471,508    46,028,814    55,300,879    51,141,725   242,436,880   122,860,736
           0         (28,507)            0             0       (72,805)     (100,113)      (73,481)     (291,402)
  (3,302,440)     (1,927,519)   (2,755,289)   (2,276,672)   (5,063,628)   (3,211,076)  (16,395,153)  (11,080,745)

  31,806,750     (15,603,046)   23,600,443   (23,340,361)   28,434,448    (5,680,313)   84,396,476    16,310,286

  (1,204,454)       (579,797)   (1,105,284)     (696,995)   (1,416,264)     (556,889)   (3,501,831)     (672,530)
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------

  76,650,864      30,491,796    47,211,378    19,714,786    77,182,630    41,593,334   306,862,891   127,126,345
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------

 100,997,781      20,213,217    68,909,567       102,702    82,655,658    43,056,174   338,565,468   114,057,197

  87,581,103      67,367,886    90,597,501    90,494,799   113,538,785    70,482,611   265,955,531   151,898,334
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
$188,578,884    $ 87,581,103  $159,507,068  $ 90,597,501  $196,194,443  $113,538,785  $604,520,999  $265,955,531
============    ============  ============  ============  ============  ============  ============  ============

   8,288,403       6,014,635     9,784,710     8,841,943    10,425,673     6,414,856    29,415,891    15,550,715
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
  14,071,540      11,677,053    12,479,300    13,180,716    13,275,011    12,203,682    46,283,187    26,361,479
  (7,287,948)     (9,403,285)   (7,927,017)  (12,237,949)   (5,912,930)   (8,192,865)  (13,660,014)  (12,496,303)
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
  15,071,995       8,288,403    14,336,993     9,784,710    17,787,754    10,425,673    62,039,064    29,415,891
============    ============  ============  ============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A34

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                          SUBACCOUNTS
                                ----------------------------------------------------------------------------------------------
                                   AST CAPITAL GROWTH ASSET      AST ACADEMIC STRATEGIES ASSET   AST BALANCED ASSET ALLOCATION
                                     ALLOCATION PORTFOLIO            ALLOCATION PORTFOLIO                  PORTFOLIO
                                ------------------------------  ------------------------------  ------------------------------
                                  01/01/2012      01/01/2011      01/01/2012      01/01/2011      01/01/2012      01/01/2011
                                      TO              TO              TO              TO              TO              TO
                                  12/31/2012      12/31/2011      12/31/2012      12/31/2011      12/31/2012      12/31/2011
                                --------------  --------------  --------------  --------------  --------------  --------------
OPERATIONS
  Net investment income
   (loss)...................... $  (37,516,710) $  (42,019,186) $  (27,378,689) $  (33,379,568) $  (35,236,378) $  (39,196,878)
  Capital gains distributions
   received....................              0               0               0               0     136,031,447               0
  Realized gain (loss) on
   shares redeemed.............     60,264,387     (16,206,064)     37,841,906     (21,159,293)     55,991,008      28,966,827
  Net change in unrealized
   gain (loss) on
   investments.................    339,364,006    (207,253,142)    303,989,656    (155,056,758)    253,561,113    (179,039,480)
                                --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............    362,111,683    (265,478,392)    314,452,873    (209,595,619)    410,347,190    (189,269,531)
                                --------------  --------------  --------------  --------------  --------------  --------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................    828,375,922   1,024,782,927     675,643,842   1,060,310,000   1,002,789,495   1,120,558,937
  Annuity Payments.............       (468,592)        (34,614)       (275,104)        (54,777)     (2,160,650)     (1,652,150)
  Surrenders, withdrawals
   and death benefits..........    (88,686,255)    (77,251,951)    (93,816,331)    (75,450,434)   (182,897,887)   (167,162,173)
  Net transfers between
   other subaccounts or
   fixed rate option...........    486,054,303    (870,888,167)    313,897,555    (571,845,510)    462,396,752    (516,151,435)
  Withdrawal and other
   charges.....................    (28,719,416)    (18,936,710)    (26,452,852)    (16,585,901)    (34,821,752)    (20,900,183)
                                --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  1,196,555,962      57,671,485     868,997,110     396,373,378   1,245,305,958     414,692,996
                                --------------  --------------  --------------  --------------  --------------  --------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  1,558,667,645    (207,806,907)  1,183,449,983     186,777,759   1,655,653,148     225,423,465

NET ASSETS
  Beginning of period..........  2,893,895,218   3,101,702,125   2,725,760,213   2,538,982,454   3,548,073,243   3,322,649,778
                                --------------  --------------  --------------  --------------  --------------  --------------
  End of period................ $4,452,562,863  $2,893,895,218  $3,909,210,196  $2,725,760,213  $5,203,726,391  $3,548,073,243
                                ==============  ==============  ==============  ==============  ==============  ==============

  Beginning units..............    287,988,840     297,588,583     269,021,934     241,208,278     339,582,149     308,411,300
                                --------------  --------------  --------------  --------------  --------------  --------------
  Units issued.................    262,554,827     249,637,970     198,864,851     217,981,554     230,571,768     235,969,405
  Units redeemed...............   (156,550,116)   (259,237,713)   (120,789,490)   (190,167,898)   (118,820,451)   (204,798,556)
                                --------------  --------------  --------------  --------------  --------------  --------------
  Ending units.................    393,993,551     287,988,840     347,097,295     269,021,934     451,333,466     339,582,149
                                ==============  ==============  ==============  ==============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A35

                                                    SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                                                                      AST FIRST TRUST CAPITAL
    AST PRESERVATION ASSET        AST FIRST TRUST BALANCED TARGET       APPRECIATION TARGET           AST ADVANCED STRATEGIES
     ALLOCATION PORTFOLIO                    PORTFOLIO                       PORTFOLIO                       PORTFOLIO
------------------------------    ------------------------------  ------------------------------  ------------------------------
  01/01/2012        01/01/2011      01/01/2012      01/01/2011      01/01/2012      01/01/2011      01/01/2012      01/01/2011
      TO                TO              TO              TO              TO              TO              TO              TO
  12/31/2012        12/31/2011      12/31/2012      12/31/2011      12/31/2012      12/31/2011      12/31/2012      12/31/2011
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------
$  (23,432,317)   $  (21,174,511) $    3,887,725  $      339,012  $   (9,203,030) $   (8,954,803) $  (13,406,843) $  (13,398,739)
   202,805,107                 0               0               0               0               0      10,698,188               0
    22,398,416        27,118,606      10,191,212     (23,367,311)     16,761,219     (60,826,394)     31,428,121     (18,773,736)
    73,823,567       (41,348,326)    127,264,222     (65,186,924)    174,991,851    (165,228,575)    278,376,605     (76,239,653)
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------

   275,594,773       (35,404,231)    141,343,159     (88,215,223)    182,550,040    (235,009,772)    307,096,071    (108,412,128)
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------

 1,048,759,017       913,541,256     728,600,453     715,533,090     805,337,507     959,511,469   1,337,159,721   1,173,196,706
    (2,491,241)       (1,304,838)        (65,646)           (357)        (85,451)           (334)       (118,803)         (3,071)
  (162,776,429)     (132,466,652)    (41,951,630)    (27,306,788)    (39,492,279)    (27,930,901)    (57,398,994)    (36,064,453)
   288,557,708       (72,746,815)    248,262,069    (253,929,536)    390,158,671    (580,355,383)    486,760,388    (437,156,233)
   (26,186,113)      (14,013,495)    (16,912,928)     (8,040,472)    (19,991,505)    (11,020,522)    (27,733,930)    (12,395,922)
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------

 1,145,862,942       693,009,456     917,932,318     426,255,937   1,135,926,943     340,204,329   1,738,668,382     687,577,027
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------

 1,421,457,715       657,605,225   1,059,275,477     338,040,714   1,318,476,983     105,194,557   2,045,764,453     579,164,899

 2,869,172,693     2,211,567,468   1,346,839,609   1,008,798,895   1,485,878,707   1,380,684,150   2,075,519,637   1,496,354,738
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------
$4,290,630,408    $2,869,172,693  $2,406,115,086  $1,346,839,609  $2,804,355,690  $1,485,878,707  $4,121,284,090  $2,075,519,637
==============    ==============  ==============  ==============  ==============  ==============  ==============  ==============

   264,390,353       199,628,107     130,049,406      95,850,727     148,843,360     131,381,152     193,663,052     137,362,458
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------
   166,398,878       161,870,456     144,416,799     132,561,079     202,559,826     198,371,369     243,758,752     211,387,522
   (63,195,499)      (97,108,210)    (62,772,095)    (98,362,400)   (102,773,485)   (180,909,161)    (93,445,963)   (155,086,928)
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------
   367,593,732       264,390,353     211,694,110     130,049,406     248,629,701     148,843,360     343,975,841     193,663,052
==============    ==============  ==============  ==============  ==============  ==============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A36

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                    SUBACCOUNTS
                                -----------------------------------------------------------------------------------
                                AST T. ROWE PRICE LARGE-CAP       AST MONEY MARKET           AST SMALL-CAP GROWTH
                                     GROWTH PORTFOLIO                 PORTFOLIO                   PORTFOLIO
                                --------------------------  ----------------------------  -------------------------
                                 01/01/2012    01/01/2011     01/01/2012     01/01/2011    01/01/2012    01/01/2011
                                     TO            TO             TO             TO            TO            TO
                                 12/31/2012    12/31/2011     12/31/2012     12/31/2011    12/31/2012    12/31/2011
                                ------------  ------------  -------------  -------------  ------------  -----------
OPERATIONS
  Net investment income
   (loss)...................... $ (4,749,523) $ (3,091,621) $  (3,824,914) $  (2,987,329) $ (2,103,651) $(1,571,296)
  Capital gains distributions
   received....................            0             0              0              0             0            0
  Realized gain (loss) on
   shares redeemed.............    7,268,215    (1,308,224)             0              0     2,508,100     (451,960)
  Net change in unrealized
   gain (loss) on
   investments.................   27,292,214   (13,857,020)             0              0     8,049,866   (6,987,997)
                                ------------  ------------  -------------  -------------  ------------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............   29,810,906   (18,256,865)    (3,824,914)    (2,987,329)    8,454,315   (9,011,253)
                                ------------  ------------  -------------  -------------  ------------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................   79,210,524    84,639,943     88,497,121    132,143,564    29,324,616   45,239,082
  Annuity Payments.............      (52,662)      (30,734)             0              0       (23,139)           0
  Surrenders, withdrawals
   and death benefits..........   (8,644,280)   (7,268,529)  (297,122,226)  (175,207,370)   (4,295,589)  (5,021,210)
  Net transfers between
   other subaccounts or
   fixed rate option...........   63,305,292   (36,874,340)   218,075,662    154,512,075     9,393,836   (9,704,905)
  Withdrawal and other
   charges.....................   (2,306,459)   (1,134,842)    (1,548,790)      (895,077)     (939,109)    (489,227)
                                ------------  ------------  -------------  -------------  ------------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  131,512,415    39,331,498      7,901,767    110,553,192    33,460,615   30,023,740
                                ------------  ------------  -------------  -------------  ------------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  161,323,321    21,074,633      4,076,853    107,565,863    41,914,930   21,012,487

NET ASSETS
  Beginning of period..........  173,496,539   152,421,906    236,146,926    128,581,063    91,234,103   70,221,616
                                ------------  ------------  -------------  -------------  ------------  -----------
  End of period................ $334,819,860  $173,496,539  $ 240,223,779  $ 236,146,926  $133,149,033  $91,234,103
                                ============  ============  =============  =============  ============  ===========

  Beginning units..............   16,189,549    13,776,574     24,015,202     12,762,620     7,585,608    5,748,993
                                ------------  ------------  -------------  -------------  ------------  -----------
  Units issued.................   24,719,510    21,040,767     64,046,095     66,184,250     9,356,968   11,121,180
  Units redeemed...............  (13,990,579)  (18,627,792)   (63,198,778)   (54,931,668)   (6,969,492)  (9,284,565)
                                ------------  ------------  -------------  -------------  ------------  -----------
  Ending units.................   26,918,480    16,189,549     24,862,519     24,015,202     9,973,084    7,585,608
                                ============  ============  =============  =============  ============  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A37

                                             SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------
    AST PIMCO TOTAL RETURN         AST INTERNATIONAL VALUE    AST INTERNATIONAL GROWTH    NVIT DEVELOPING MARKETS
        BOND PORTFOLIO                    PORTFOLIO                   PORTFOLIO                     FUND
------------------------------    -------------------------  --------------------------  -------------------------
  01/01/2012        01/01/2011     01/01/2012   01/01/2011    01/01/2012    01/01/2011    01/01/2012   01/01/2011
      TO                TO             TO           TO            TO            TO            TO           TO
  12/31/2012        12/31/2011     12/31/2012   12/31/2011    12/31/2012    12/31/2011    12/31/2012   12/31/2011
--------------    --------------  -----------  ------------  ------------  ------------  -----------  ------------

$   17,738,505    $    2,474,087  $   276,831  $    (79,967) $   (267,131) $   (514,583) $  (215,215) $   (268,665)
    20,653,708        51,974,246            0             0             0             0            0             0

    11,411,190        (8,804,208)    (832,761)   (4,951,198)      107,009    (4,755,991)  (1,053,696)   (1,351,237)

    89,383,140       (23,889,764)   8,015,700    (5,888,431)   19,507,288    (6,418,714)   3,139,075    (3,333,373)
--------------    --------------  -----------  ------------  ------------  ------------  -----------  ------------

   139,186,543        21,754,361    7,459,770   (10,919,596)   19,347,166   (11,689,288)   1,870,164    (4,953,275)
--------------    --------------  -----------  ------------  ------------  ------------  -----------  ------------


   453,070,089       597,815,509   11,752,993    26,442,789    59,557,410    42,627,905       59,056        52,248
      (923,816)       (1,186,972)           0             0             0             0      (23,563)      (28,320)

   (80,849,766)      (74,088,986)  (1,075,394)     (822,124)   (1,420,110)     (720,127)  (1,363,950)   (2,071,904)

   369,973,319      (249,761,461)   9,443,618   (10,220,283)   27,932,281    (7,176,604)  (1,185,451)   (4,615,879)

   (16,107,181)       (8,492,634)    (525,771)     (323,992)   (1,363,537)     (318,470)     (42,181)      (50,348)
--------------    --------------  -----------  ------------  ------------  ------------  -----------  ------------

   725,162,645       264,285,456   19,595,446    15,076,390    84,706,044    34,412,704   (2,556,089)   (6,714,203)
--------------    --------------  -----------  ------------  ------------  ------------  -----------  ------------

   864,349,188       286,039,817   27,055,216     4,156,794   104,053,210    22,723,416     (685,925)  (11,667,478)

 1,518,000,524     1,231,960,707   43,195,863    39,039,069    63,232,072    40,508,656   13,856,365    25,523,843
--------------    --------------  -----------  ------------  ------------  ------------  -----------  ------------
$2,382,349,712    $1,518,000,524  $70,251,079  $ 43,195,863  $167,285,282  $ 63,232,072  $13,170,440  $ 13,856,365
==============    ==============  ===========  ============  ============  ============  ===========  ============

   139,943,096       113,265,777    4,762,994     3,757,056     7,248,430     3,921,125    1,065,619     1,496,359
--------------    --------------  -----------  ------------  ------------  ------------  -----------  ------------
   137,401,558       136,000,768    5,789,490     7,003,568    14,668,163     9,708,084       99,979       269,076
   (71,570,575)     (109,323,449)  (3,836,271)   (5,997,630)   (5,483,831)   (6,380,779)    (283,169)     (699,816)
--------------    --------------  -----------  ------------  ------------  ------------  -----------  ------------
   205,774,079       139,943,096    6,716,213     4,762,994    16,432,762     7,248,430      882,429     1,065,619
==============    ==============  ===========  ============  ============  ============  ===========  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A38

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                       SUBACCOUNTS
                                ----------------------------------------------------------------------------------------
                                    AST INVESTMENT GRADE BOND     AST WESTERN ASSET CORE PLUS
                                            PORTFOLIO                   BOND PORTFOLIO          AST BOND PORTFOLIO 2018
                                --------------------------------  --------------------------  --------------------------
                                   01/01/2012       01/01/2011     01/01/2012    01/01/2011    01/01/2012    01/01/2011
                                       TO               TO             TO            TO            TO            TO
                                   12/31/2012       12/31/2011     12/31/2012    12/31/2011    12/31/2012    12/31/2011
                                ---------------  ---------------  ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)...................... $   (15,007,632) $   (35,999,379) $  5,633,899  $  2,414,441  $ (2,939,398) $ (1,562,019)
  Capital gains distributions
   received....................      63,330,220       57,978,969    12,073,221     3,513,277       905,416     3,364,110
  Realized gain (loss) on
   shares redeemed.............     391,554,490       (8,996,000)    2,419,429     2,248,143     3,547,152     1,219,236
  Net change in unrealized
   gain (loss) on
   investments.................     (94,205,140)     154,548,422       (24,688)    2,025,194     4,469,013     4,501,640
                                ---------------  ---------------  ------------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............     345,671,938      167,532,012    20,101,861    10,201,055     5,982,183     7,522,967
                                ---------------  ---------------  ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................              (1)               0    88,018,345   125,407,380         2,662             0
  Annuity Payments.............        (272,303)               0       (51,480)            0             0             0
  Surrenders, withdrawals
   and death benefits..........     (86,983,291)     (50,244,306)   (9,637,334)   (5,253,961)   (7,610,640)   (2,695,970)
  Net transfers between
   other subaccounts or
   fixed rate option...........  (4,674,418,091)   7,361,610,289    64,087,358   (27,326,369)   (4,308,790)  152,617,157
  Withdrawal and other
   charges.....................     (47,021,685)     (25,511,523)   (3,206,933)   (1,632,686)      (85,637)      (10,705)
                                ---------------  ---------------  ------------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  (4,808,695,371)   7,285,854,460   139,209,956    91,194,364   (12,002,405)  149,910,482
                                ---------------  ---------------  ------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  (4,463,023,433)   7,453,386,472   159,311,817   101,395,419    (6,020,222)  157,433,449

NET ASSETS
  Beginning of period..........   7,606,941,607      153,555,135   263,296,951   161,901,532   174,656,963    17,223,514
                                ---------------  ---------------  ------------  ------------  ------------  ------------
  End of period................ $ 3,143,918,174  $ 7,606,941,607  $422,608,768  $263,296,951  $168,636,741  $174,656,963
                                ===============  ===============  ============  ============  ============  ============

  Beginning units..............     624,194,989       11,978,281    23,998,953    15,298,556    14,702,403     1,423,064
                                ---------------  ---------------  ------------  ------------  ------------  ------------
  Units issued.................     891,936,076    1,647,509,094    30,072,880    33,133,655     5,623,872    20,485,724
  Units redeemed...............  (1,276,009,533)  (1,035,292,386)  (17,672,456)  (24,433,258)   (6,565,764)   (7,206,385)
                                ---------------  ---------------  ------------  ------------  ------------  ------------
  Ending units.................     240,121,532      624,194,989    36,399,377    23,998,953    13,760,511    14,702,403
                                ===============  ===============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A39

                                            SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------
                             AST GLOBAL REAL ESTATE     AST PARAMETRIC EMERGING   FRANKLIN TEMPLETON VIP FOUNDING
 AST BOND PORTFOLIO 2019            PORTFOLIO          MARKETS EQUITY PORTFOLIO        FUNDS ALLOCATION FUND
------------------------    ------------------------  --------------------------  -------------------------------
 01/01/2012     01/01/2011   01/01/2012   01/01/2011   01/01/2012    01/01/2011      01/01/2012      01/01/2011
     TO             TO           TO           TO           TO            TO              TO              TO
 12/31/2012     12/31/2011   12/31/2012   12/31/2011   12/31/2012    12/31/2011     09/21/2012**     12/31/2011
-----------    -----------  -----------  -----------  ------------  ------------  ---------------  --------------
$  (216,729)   $  (120,873) $  (170,900) $   204,100  $ (1,169,779) $ (1,279,778) $    31,128,930  $  (23,828,494)
  1,837,892      2,652,543            0            0     2,819,500             0                0               0
   (302,431)      (313,601)     928,253   (2,111,918)   (2,928,625)  (13,539,987)     170,592,319     (52,514,959)
   (807,520)      (503,158)   9,128,406   (2,792,256)   24,696,336   (30,211,989)     (19,805,682)    (59,183,445)
-----------    -----------  -----------  -----------  ------------  ------------  ---------------  --------------

    511,212      1,714,911    9,885,759   (4,700,074)   23,417,432   (45,031,754)     181,915,567    (135,526,898)
-----------    -----------  -----------  -----------  ------------  ------------  ---------------  --------------

          2             34   15,286,953   19,976,163    43,371,384    90,380,080      281,649,468     840,535,790
          0              0            0            0             0             0                0               0
   (723,284)    (1,000,459)    (928,338)    (338,643)   (2,502,308)   (1,615,264)     (21,002,002)    (20,954,857)
 19,025,531     (4,412,548)  20,026,859   (9,714,690)   33,959,424   (63,400,945)  (1,791,478,860)   (477,641,251)
     (6,226)        (6,393)    (454,180)    (217,513)   (1,781,116)   (1,221,160)     (12,347,494)    (10,639,733)
-----------    -----------  -----------  -----------  ------------  ------------  ---------------  --------------

 18,296,023     (5,419,366)  33,931,294    9,705,317    73,047,384    24,142,711   (1,543,178,888)    331,299,949
-----------    -----------  -----------  -----------  ------------  ------------  ---------------  --------------

 18,807,235     (3,704,455)  43,817,053    5,005,243    96,464,816   (20,889,043)  (1,361,263,321)    195,773,051

 11,027,158     14,731,613   28,411,408   23,406,165   123,992,821   144,881,864    1,361,263,321   1,165,490,270
-----------    -----------  -----------  -----------  ------------  ------------  ---------------  --------------
$29,834,393    $11,027,158  $72,228,461  $28,411,408  $220,457,637  $123,992,821  $             0  $1,361,263,321
===========    ===========  ===========  ===========  ============  ============  ===============  ==============

    809,058      1,228,899    2,702,253    2,119,576    13,670,484    12,639,741      136,048,705     114,431,062
-----------    -----------  -----------  -----------  ------------  ------------  ---------------  --------------
  2,250,306        865,272    5,318,135    4,389,933    21,085,687    22,940,141      118,863,995     175,793,466
   (732,664)    (1,285,113)  (2,549,172)  (3,807,256)  (13,847,470)  (21,909,398)    (254,912,700)   (154,175,823)
-----------    -----------  -----------  -----------  ------------  ------------  ---------------  --------------
  2,326,700        809,058    5,471,216    2,702,253    20,908,701    13,670,484                0     136,048,705
===========    ===========  ===========  ===========  ============  ============  ===============  ==============

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A40

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                        SUBACCOUNTS
                                ------------------------------------------------------------------------------------------
                                     AST GOLDMAN SACHS           AST SCHRODERS GLOBAL           AST CLS MODERATE ASSET
                                 SMALL-CAP VALUE PORTFOLIO        TACTICAL PORTFOLIO             ALLOCATION PORTFOLIO
                                --------------------------  ------------------------------  ------------------------------
                                 01/01/2012    01/01/2011     01/01/2012      01/01/2011      01/01/2012      01/01/2011
                                     TO            TO             TO              TO              TO              TO
                                 12/31/2012    12/31/2011     12/31/2012      12/31/2011      12/31/2012      12/31/2011
                                ------------  ------------  --------------  --------------  --------------  --------------
OPERATIONS
  Net investment income
   (loss)...................... $ (1,826,709) $ (1,172,908) $  (19,489,507) $  (14,563,866) $  (21,632,247) $  (14,870,150)
  Capital gains distributions
   received....................            0             0       7,348,892      10,447,165      47,180,985      18,823,710
  Realized gain (loss) on
   shares redeemed.............    3,259,583    (4,397,236)     25,928,614     (36,242,977)     11,951,175     (22,353,121)
  Net change in unrealized
   gain (loss) on
   investments.................   15,124,203    (4,384,738)    162,686,608     (71,741,590)     94,007,529     (66,055,507)
                                ------------  ------------  --------------  --------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............   16,557,077    (9,954,882)    176,474,607    (112,101,268)    131,507,442     (84,455,068)
                                ------------  ------------  --------------  --------------  --------------  --------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................   47,862,216    67,063,374     606,760,429     714,180,565     841,149,058     698,014,324
  Annuity Payments.............            0             0               0               0               0               0
  Surrenders, withdrawals
   and death benefits..........   (2,603,433)   (1,150,224)    (22,012,131)    (10,686,227)    (33,684,069)    (16,134,220)
  Net transfers between
   other subaccounts or
   fixed rate option...........   33,234,357   (28,383,706)    322,716,972    (367,547,846)    257,259,152    (213,983,463)
  Withdrawal and other
   charges.....................   (1,507,338)     (695,724)    (15,473,557)     (7,739,074)    (17,914,475)     (8,538,964)
                                ------------  ------------  --------------  --------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................   76,985,802    36,833,720     891,991,713     328,207,418   1,046,809,666     459,357,677
                                ------------  ------------  --------------  --------------  --------------  --------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................   93,542,879    26,878,838   1,068,466,320     216,106,150   1,178,317,108     374,902,609

NET ASSETS
  Beginning of period..........   99,212,647    72,333,809   1,031,946,103     815,839,953   1,292,495,096     917,592,487
                                ------------  ------------  --------------  --------------  --------------  --------------
  End of period................ $192,755,526  $ 99,212,647  $2,100,412,423  $1,031,946,103  $2,470,812,204  $1,292,495,096
                                ============  ============  ==============  ==============  ==============  ==============

  Beginning units..............    8,706,892     6,209,379     100,743,415      78,030,921     126,312,909      87,540,737
                                ------------  ------------  --------------  --------------  --------------  --------------
  Units issued.................   14,524,734    14,794,166     142,677,796     142,081,443     155,125,113     133,035,078
  Units redeemed...............   (8,273,418)  (12,296,653)    (65,039,848)   (119,368,949)    (60,252,211)    (94,262,906)
                                ------------  ------------  --------------  --------------  --------------  --------------
  Ending units.................   14,958,208     8,706,892     178,381,363     100,743,415     221,185,811     126,312,909
                                ============  ============  ==============  ==============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A41

                                             SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
    AST J.P. MORGAN GLOBAL         AST HORIZON MODERATE ASSET   AST FI PYRAMIS(R) ASSET ALLOCATION  PROFUND VP CONSUMER
      THEMATIC PORTFOLIO              ALLOCATION PORTFOLIO                PORTFOLIO                      SERVICES
-----------------------------    -----------------------------  ---------------------------------  --------------------
  01/01/2012        01/01/2011     01/01/2012      01/01/2011     01/01/2012        01/01/2011     01/01/2012 01/01/2011
      TO                TO             TO              TO             TO                TO             TO         TO
  12/31/2012        12/31/2011     12/31/2012      12/31/2011     12/31/2012        12/31/2011     12/31/2012 12/31/2011
--------------    -------------  --------------  -------------   --------------    -------------   ---------- ----------
$  (14,491,771)   $  (9,817,290) $  (14,540,564) $ (10,251,736) $  (11,921,076)   $  (8,370,200)    $ (1,388)  $ (1,108)
     7,129,301       32,513,771      33,135,636     43,442,660               0       21,563,244          722          0
    11,266,736      (30,309,048)      5,983,487    (20,175,403)      7,412,566      (34,358,264)       9,985    (11,655)
   108,250,741      (49,167,076)     67,217,603    (57,101,570)     96,031,943      (38,777,131)      16,693     (6,395)
--------------    -------------  --------------  -------------   --------------    -------------    --------   --------

   112,155,007      (56,779,643)     91,796,162    (44,086,049)     91,523,433      (59,942,351)      26,012    (19,158)
--------------    -------------  --------------  -------------   --------------    -------------    --------   --------

   504,371,029      466,234,815     429,761,581    469,447,310     458,847,982      457,424,779          734      9,999
       (33,876)               0               0        (56,005)        (17,091)        (103,749)           0          0
   (14,433,907)      (7,244,868)    (23,903,056)   (14,222,028)    (14,788,392)      (6,971,923)      (1,261)       (13)
   152,436,185     (182,187,810)    156,164,552   (124,217,174)    194,401,619     (175,163,948)      30,301     52,513
   (11,464,410)      (5,557,061)    (12,686,096)    (6,544,721)     (9,382,634)      (3,971,570)      (1,415)      (905)
--------------    -------------  --------------  -------------   --------------    -------------    --------   --------

   630,875,021      271,245,076     549,336,981    324,407,382     629,061,484      271,213,589       28,359     61,594
--------------    -------------  --------------  -------------   --------------    -------------    --------   --------

   743,030,028      214,465,433     641,133,143    280,321,333     720,584,917      211,271,238       54,371     42,436

   778,470,273      564,004,840     967,245,765    686,924,432     603,154,421      391,883,183      122,604     80,168
--------------    -------------  --------------  -------------   --------------    -------------    --------   --------
$1,521,500,301    $ 778,470,273  $1,608,378,908  $ 967,245,765  $1,323,739,338    $ 603,154,421     $176,975   $122,604
==============    =============  ==============  =============   ==============    =============    ========   ========

    74,331,284       53,201,358      93,246,254     65,121,003      58,250,777       36,638,038       10,467      7,362
--------------    -------------  --------------  -------------   --------------    -------------    --------   --------
   104,534,684       91,698,121      89,167,572     90,270,574      93,416,287       83,559,824       13,725     27,180
   (49,350,780)     (70,568,195)    (39,497,165)   (62,145,323)    (37,712,429)     (61,947,085)     (11,673)   (24,075)
--------------    -------------  --------------  -------------   --------------    -------------    --------   --------
   129,515,188       74,331,284     142,916,661     93,246,254     113,954,635       58,250,777       12,519     10,467
==============    =============  ==============  =============   ==============    =============    ========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A42

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                           SUBACCOUNTS
                                -----------------------------------------------------------------
                                 PROFUND VP CONSUMER       PROFUND VP             PROFUND VP
                                   GOODS PORTFOLIO         FINANCIALS            HEALTH CARE
                                --------------------  --------------------  ---------------------
                                01/01/2012 01/01/2011 01/01/2012 01/01/2011 01/01/2012  01/01/2011
                                    TO         TO         TO         TO         TO          TO
                                12/31/2012 12/31/2011 12/31/2012 12/31/2011 12/31/2012  12/31/2011
                                ---------- ---------- ---------- ---------- ----------  ----------
OPERATIONS
  Net investment income
   (loss)......................  $ (1,686)  $   (883)  $(10,016) $ (12,665) $  (10,706) $ (10,581)
  Capital gains distributions
   received....................         0          0          0          0           0          0
  Realized gain (loss) on
   shares redeemed.............    19,629       (621)    28,843    (53,683)     58,898     33,807
  Net change in unrealized
   gain (loss) on
   investments.................    23,390     (1,198)   105,690   (112,339)    104,936     (3,994)
                                 --------   --------   --------  ---------  ----------  ---------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............    41,333     (2,702)   124,517   (178,687)    153,128     19,232
                                 --------   --------   --------  ---------  ----------  ---------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................     8,622     11,268     18,646     31,086      43,377     55,035
  Annuity Payments.............         0          0          0          0           0          0
  Surrenders, withdrawals
   and death benefits..........   (19,851)    (7,246)   (55,794)    (2,165)    (70,604)   (36,093)
  Net transfers between
   other subaccounts or
   fixed rate option...........    39,621    232,480    383,745   (401,772)    416,552   (202,975)
  Withdrawal and other
   charges.....................    (4,008)      (987)    (5,358)    (5,871)     (7,411)    (6,374)
                                 --------   --------   --------  ---------  ----------  ---------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................    24,384    235,515    341,239   (378,722)    381,914   (190,407)
                                 --------   --------   --------  ---------  ----------  ---------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................    65,717    232,813    465,756   (557,409)    535,042   (171,175)

NET ASSETS
  Beginning of period..........   358,247    125,434    429,486    986,895     693,261    864,436
                                 --------   --------   --------  ---------  ----------  ---------
  End of period................  $423,964   $358,247   $895,242  $ 429,486  $1,228,303  $ 693,261
                                 ========   ========   ========  =========  ==========  =========

  Beginning units..............    31,509     11,873     78,037    151,835      64,437     87,079
                                 --------   --------   --------  ---------  ----------  ---------
  Units issued.................    29,748     52,852    122,950     84,150      91,091     80,037
  Units redeemed...............   (27,334)   (33,216)   (86,451)  (157,948)    (57,475)  (102,679)
                                 --------   --------   --------  ---------  ----------  ---------
  Ending units.................    33,923     31,509    114,536     78,037      98,053     64,437
                                 ========   ========   ========  =========  ==========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A43

                                SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------
     PROFUND VP         PROFUND VP MID-CAP    PROFUND VP MID-CAP      PROFUND VP REAL
     INDUSTRIALS              GROWTH                 VALUE                ESTATE
--------------------   --------------------  --------------------  --------------------
01/01/2012  01/01/2011 01/01/2012 01/01/2011 01/01/2012 01/01/2011 01/01/2012 01/01/2011
    TO          TO         TO         TO         TO         TO         TO         TO
12/31/2012  12/31/2011 12/31/2012 12/31/2011 12/31/2012 12/31/2011 12/31/2012 12/31/2011
----------  ---------- ---------- ---------- ---------- ---------- ---------- ----------
 $ (2,564)  $  (2,410)  $ (6,297) $  (6,928) $  (6,651)  $ (5,608)  $  4,674  $  (8,599)
        0           0          0          0          0          0          0          0
    5,503         (95)    24,804    (14,522)    40,061     15,163     35,801     56,390

   23,649     (22,957)    27,071    (69,492)    52,309    (45,692)    19,133    (69,755)
 --------   ---------   --------  ---------  ---------   --------   --------  ---------

   26,588     (25,462)    45,578    (90,942)    85,719    (36,137)    59,608    (21,964)
 --------   ---------   --------  ---------  ---------   --------   --------  ---------

   20,149     131,749     21,650    119,701     23,608     21,630      6,034     74,968
        0           0          0          0          0          0          0          0
   (7,464)     (6,193)   (38,843)   (53,334)   (19,287)    (9,320)   (12,482)   (10,233)

   60,583    (141,387)    21,766   (225,522)  (106,833)   235,308     60,232   (359,505)
   (2,068)     (1,908)    (2,978)    (2,693)    (2,950)    (2,851)    (3,725)    (3,687)
 --------   ---------   --------  ---------  ---------   --------   --------  ---------

   71,200     (17,739)     1,595   (161,848)  (105,462)   244,767     50,059   (298,457)
 --------   ---------   --------  ---------  ---------   --------   --------  ---------

   97,788     (43,201)    47,173   (252,790)   (19,743)   208,630    109,667   (320,421)

  170,834     214,035    325,787    578,577    665,093    456,463    386,146    706,567
 --------   ---------   --------  ---------  ---------   --------   --------  ---------
 $268,622   $ 170,834   $372,960  $ 325,787  $ 645,350   $665,093   $495,813  $ 386,146
 ========   =========   ========  =========  =========   ========   ========  =========

   19,305      23,563     31,644     52,417     66,431     46,242     42,775     83,091
 --------   ---------   --------  ---------  ---------   --------   --------  ---------
   17,647      30,292     62,476    109,132     65,545    100,172     47,041     35,675
  (11,580)    (34,550)   (62,227)  (129,905)   (75,490)   (79,983)   (41,972)   (75,991)
 --------   ---------   --------  ---------  ---------   --------   --------  ---------
   25,372      19,305     31,893     31,644     56,486     66,431     47,844     42,775
 ========   =========   ========  =========  =========   ========   ========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A44

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                           SUBACCOUNTS
                                ----------------------------------------------------------------
                                PROFUND VP SMALL-CAP  PROFUND VP SMALL-CAP       PROFUND VP
                                       GROWTH                 VALUE          TELECOMMUNICATIONS
                                --------------------  --------------------  --------------------
                                01/01/2012 01/01/2011 01/01/2012 01/01/2011 01/01/2012 01/01/2011
                                    TO         TO         TO         TO         TO         TO
                                12/31/2012 12/31/2011 12/31/2012 12/31/2011 12/31/2012 12/31/2011
                                ---------- ---------- ---------- ---------- ---------- ----------
OPERATIONS
  Net investment income
   (loss)......................  $ (5,495) $  (6,831) $  (3,874)  $ (3,569)  $  3,269  $   4,993
  Capital gains distributions
   received....................         0        831          0          0          0          0
  Realized gain (loss) on
   shares redeemed.............    22,494    (19,740)    23,917     (1,699)     6,075     (1,637)
  Net change in unrealized
   gain (loss) on
   investments.................    16,201    (52,034)    16,643    (14,895)     9,172    (14,458)
                                 --------  ---------  ---------   --------   --------  ---------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............    33,200    (77,774)    36,686    (20,163)    18,516    (11,102)
                                 --------  ---------  ---------   --------   --------  ---------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................    11,498    116,710     20,523     27,627      4,525      3,346
  Annuity Payments.............         0          0          0          0          0          0
  Surrenders, withdrawals
   and death benefits..........   (41,605)   (52,325)    (8,927)    (8,176)   (20,824)        (9)
  Net transfers between
   other subaccounts or
   fixed rate option...........     6,942   (131,037)  (137,183)   147,548     79,344   (104,890)
  Withdrawal and other
   charges.....................    (2,453)    (2,554)    (1,396)    (1,429)    (1,208)    (1,046)
                                 --------  ---------  ---------   --------   --------  ---------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................   (25,618)   (69,206)  (126,983)   165,570     61,837   (102,599)
                                 --------  ---------  ---------   --------   --------  ---------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................     7,582   (146,980)   (90,297)   145,407     80,353   (113,701)

NET ASSETS
  Beginning of period..........   403,047    550,027    403,912    258,505    132,597    246,298
                                 --------  ---------  ---------   --------   --------  ---------
  End of period................  $410,629  $ 403,047  $ 313,615   $403,912   $212,950  $ 132,597
                                 ========  =========  =========   ========   ========  =========

  Beginning units..............    36,951     50,538     39,460     25,324     14,600     25,387
                                 --------  ---------  ---------   --------   --------  ---------
  Units issued.................    36,721    104,290     40,787     71,486     20,808     17,644
  Units redeemed...............   (39,814)  (117,877)   (53,091)   (57,350)   (16,990)   (28,431)
                                 --------  ---------  ---------   --------   --------  ---------
  Ending units.................    33,858     36,951     27,156     39,460     18,418     14,600
                                 ========  =========  =========   ========   ========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A45

                                  SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------
                       PROFUND VP LARGE-CAP  PROFUND VP LARGE-CAP   AST JENNISON LARGE-CAP
PROFUND VP UTILITIES          GROWTH                 VALUE              VALUE PORTFOLIO
--------------------   --------------------  --------------------  ------------------------
01/01/2012  01/01/2011 01/01/2012 01/01/2011 01/01/2012 01/01/2011  01/01/2012   01/01/2011
    TO          TO         TO         TO         TO         TO          TO           TO
12/31/2012  12/31/2011 12/31/2012 12/31/2011 12/31/2012 12/31/2011  12/31/2012   12/31/2011
----------  ---------- ---------- ---------- ---------- ---------- -----------  -----------
 $  6,046    $  1,483   $(11,019) $ (11,034) $  (4,455) $  (6,604) $  (650,683) $  (481,154)
        0           0          0          0          0          0            0      129,050
   19,002      11,846     61,711     29,651     38,996    (42,359)     212,339   (2,793,497)
  (34,975)     37,775     26,211    (47,379)    64,426    (40,958)   4,865,798   (2,493,809)
 --------    --------   --------  ---------  ---------  ---------  -----------  -----------

   (9,927)     51,104     76,903    (28,762)    98,967    (89,921)   4,427,454   (5,639,410)
 --------    --------   --------  ---------  ---------  ---------  -----------  -----------

   82,939      63,415     28,955     58,985     37,324     87,706   14,175,878   24,780,520
        0           0          0          0          0          0            0            0
   (5,495)       (342)   (39,620)   (63,979)   (28,238)   (56,894)  (1,077,403)    (395,637)
     (844)    181,656     16,455     52,518    (75,895)   182,086   10,430,652   (9,485,344)
   (4,028)     (2,440)    (6,252)    (4,672)    (5,231)    (4,955)    (447,908)    (232,029)
 --------    --------   --------  ---------  ---------  ---------  -----------  -----------

   72,572     242,289       (462)    42,852    (72,040)   207,943   23,081,219   14,667,510
 --------    --------   --------  ---------  ---------  ---------  -----------  -----------

   62,645     293,393     76,441     14,090     26,927    118,022   27,508,673    9,028,100

  588,644     295,251    690,914    676,824    850,786    732,764   33,837,253   24,809,153
 --------    --------   --------  ---------  ---------  ---------  -----------  -----------
 $651,289    $588,644   $767,355  $ 690,914  $ 877,713  $ 850,786  $61,345,926  $33,837,253
 ========    ========   ========  =========  =========  =========  ===========  ===========

   54,664      36,030     69,496     70,690     97,281     89,036    3,424,716    2,319,311
 --------    --------   --------  ---------  ---------  ---------  -----------  -----------
   53,934      65,007     68,467    102,147    105,343    231,178    5,721,657    5,579,780
  (45,118)    (46,373)   (68,431)  (103,341)  (110,808)  (222,933)  (3,555,917)  (4,474,375)
 --------    --------   --------  ---------  ---------  ---------  -----------  -----------
   63,480      54,664     69,532     69,496     91,816     97,281    5,590,456    3,424,716
 ========    ========   ========  =========  =========  =========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A46

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                  SUBACCOUNTS
                                -------------------------------------------------------------------------------
                                 AST JENNISON LARGE-CAP
                                    GROWTH PORTFOLIO       AST BOND PORTFOLIO 2020     AST BOND PORTFOLIO 2017
                                ------------------------  -------------------------  --------------------------
                                 01/01/2012   01/01/2011   01/01/2012   01/01/2011    01/01/2012    01/01/2011
                                     TO           TO           TO           TO            TO            TO
                                 12/31/2012   12/31/2011   12/31/2012   12/31/2011    12/31/2012    12/31/2011
                                -----------  -----------  -----------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)...................... $(1,063,799) $  (463,441) $     7,958  $    (66,889) $ (2,760,219) $ (1,380,067)
  Capital gains distributions
   received....................           0            0      428,656     1,536,534             0       356,403
  Realized gain (loss) on
   shares redeemed.............   1,269,498     (954,647)     (88,333)       67,199     3,216,570       739,451
  Net change in unrealized
   gain (loss) on
   investments.................   4,649,763   (1,425,053)    (288,446)       13,305     4,303,808     3,411,695
                                -----------  -----------  -----------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............   4,855,462   (2,843,141)      59,835     1,550,149     4,760,159     3,127,482
                                -----------  -----------  -----------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................  26,737,608   22,060,185           (1)           62        23,526             0
  Annuity Payments.............           0            0            0             0             0             0
  Surrenders, withdrawals
   and death benefits..........    (801,365)    (306,409)     (82,356)     (290,634)   (5,976,374)   (2,838,068)
  Net transfers between
   other subaccounts or
   fixed rate option...........  15,723,428   (2,389,885)  (2,990,366)  (14,787,484)  (11,511,305)  168,630,258
  Withdrawal and other
   charges.....................    (548,269)    (175,376)        (621)       (2,730)      (86,258)      (57,543)
                                -----------  -----------  -----------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  41,111,402   19,188,515   (3,073,344)  (15,080,786)  (17,550,411)  165,734,647
                                -----------  -----------  -----------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  45,966,864   16,345,374   (3,013,509)  (13,530,637)  (12,790,252)  168,862,129

NET ASSETS
  Beginning of period..........  32,383,935   16,038,561    3,602,548    17,133,185   173,608,249     4,746,120
                                -----------  -----------  -----------  ------------  ------------  ------------
  End of period................ $78,350,799  $32,383,935  $   589,039  $  3,602,548  $160,817,997  $173,608,249
                                ===========  ===========  ===========  ============  ============  ============

  Beginning units..............   3,023,508    1,477,715      313,789     1,771,066    15,086,505       449,557
                                -----------  -----------  -----------  ------------  ------------  ------------
  Units issued.................   7,344,333    6,022,523       57,546     1,231,594     6,264,253    23,744,431
  Units redeemed...............  (3,868,708)  (4,476,730)    (322,977)   (2,688,871)   (7,754,330)   (9,107,483)
                                -----------  -----------  -----------  ------------  ------------  ------------
  Ending units.................   6,499,133    3,023,508       48,358       313,789    13,596,428    15,086,505
                                ===========  ===========  ===========  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A47

                                    SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------
                              WELLS FARGO ADVANTAGE    WELLS FARGO ADVANTAGE  WELLS FARGO ADVANTAGE
                              VT INTERNATIONAL EQUITY     VT OMEGA GROWTH      VT SMALL CAP GROWTH
  AST BOND PORTFOLIO 2021     PORTFOLIO SHARE CLASS 1 PORTFOLIO SHARE CLASS 1 PORTFOLIO SHARE CLASS 1
--------------------------    ----------------------  ----------------------  ----------------------
 01/01/2012      01/01/2011   01/01/2012  01/01/2011  01/01/2012  01/01/2011  01/01/2012  01/01/2011
     TO              TO           TO          TO          TO          TO          TO          TO
 12/31/2012      12/31/2011   12/31/2012  12/31/2011  12/31/2012  12/31/2011  12/31/2012  12/31/2011
------------    ------------  ----------  ----------  ----------  ----------  ----------  ----------
$ (3,133,398)   $ (2,372,052) $    (566)  $  (9,022)  $  (20,604) $  (26,631) $  (9,054)  $ (11,453)
   4,227,158               0     39,041      38,520       83,856      13,281     24,017           0
   9,895,521       6,295,875      6,191      23,264       92,943     134,548     32,450      58,190
    (991,896)     14,846,592     25,671    (175,830)      61,665    (203,172)   (13,846)    (88,021)
------------    ------------  ---------   ---------   ----------  ----------  ---------   ---------

   9,997,385      18,770,415     70,337    (123,068)     217,860     (81,974)    33,567     (41,284)
------------    ------------  ---------   ---------   ----------  ----------  ---------   ---------

           1               0         12           0          144           0     53,123      11,422
           0               0          0           0            0      (1,208)         0           0
  (8,023,886)     (4,036,042)  (112,697)   (135,129)    (291,415)   (489,018)  (118,516)   (216,445)
 (43,323,461)    193,199,248     (1,843)    (75,892)     (80,999)    (61,690)   (10,190)    (11,622)
    (122,420)        (82,427)    (1,452)     (1,666)      (4,376)     (5,338)    (1,393)     (1,452)
------------    ------------  ---------   ---------   ----------  ----------  ---------   ---------

 (51,469,766)    189,080,779   (115,980)   (212,687)    (376,646)   (557,254)   (76,976)   (218,097)
------------    ------------  ---------   ---------   ----------  ----------  ---------   ---------

 (41,472,381)    207,851,194    (45,643)   (335,755)    (158,786)   (639,228)   (43,409)   (259,381)

 232,734,063      24,882,869    648,670     984,425    1,249,300   1,888,528    544,514     803,895
------------    ------------  ---------   ---------   ----------  ----------  ---------   ---------
$191,261,682    $232,734,063  $ 603,027   $ 648,670   $1,090,514  $1,249,300  $ 501,105   $ 544,514
============    ============  =========   =========   ==========  ==========  =========   =========

  18,356,147       2,261,043     52,493      68,335      682,604     960,874     47,275      65,643
------------    ------------  ---------   ---------   ----------  ----------  ---------   ---------
   7,917,603      30,873,753      1,931       3,338        4,477      56,747      5,623       6,142
 (11,761,987)    (14,778,649)   (10,778)    (19,180)    (184,999)   (335,017)   (11,948)    (24,510)
------------    ------------  ---------   ---------   ----------  ----------  ---------   ---------
  14,511,763      18,356,147     43,646      52,493      502,082     682,604     40,950      47,275
============    ============  =========   =========   ==========  ==========  =========   =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A48

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                 SUBACCOUNTS
                                ----------------------------------------------------------------------------
                                 WELLS FARGO ADVANTAGE
                                  VT SMALL CAP VALUE                               AST QUANTITATIVE MODELING
                                PORTFOLIO SHARE CLASS 1  AST BOND PORTFOLIO 2022           PORTFOLIO
                                ----------------------  -------------------------  -------------------------
                                01/01/2012  01/01/2011   01/01/2012   01/03/2011*   01/01/2012   04/29/2011*
                                    TO          TO           TO           TO            TO           TO
                                12/31/2012  12/31/2011   12/31/2012   12/31/2011    12/31/2012   12/31/2011
                                ----------  ----------  ------------  -----------  ------------  -----------
OPERATIONS
  Net investment income
   (loss)...................... $   (7,793) $  (13,981) $ (2,368,341) $  (523,180) $ (2,265,686) $  (410,093)
  Capital gains distributions
   received....................          0           0       228,894            0             0            0
  Realized gain (loss) on
   shares redeemed.............     63,495     113,941     3,120,591      781,609       166,379      (28,323)
  Net change in unrealized
   gain (loss) on
   investments.................     97,639    (248,068)    4,139,526    3,313,545    15,077,655   (1,501,336)
                                ----------  ----------  ------------  -----------  ------------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............    153,341    (148,108)    5,120,670    3,571,974    12,978,348   (1,939,752)
                                ----------  ----------  ------------  -----------  ------------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................     54,403          49             0            0    99,661,732   82,822,404
  Annuity Payments.............          0           0             0            0             0            0
  Surrenders, withdrawals
   and death benefits..........   (268,311)   (564,394)   (4,193,611)    (534,212)   (3,915,339)    (424,353)
  Net transfers between
   other subaccounts or
   fixed rate option...........    (45,859)    (29,218)   46,513,222   81,458,818     3,048,006      666,048
  Withdrawal and other
   charges.....................     (4,198)     (5,127)      (59,308)        (313)      (55,266)         (52)
                                ----------  ----------  ------------  -----------  ------------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................   (263,965)   (598,690)   42,260,303   80,924,293    98,739,133   83,064,047
                                ----------  ----------  ------------  -----------  ------------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................   (110,624)   (746,798)   47,380,973   84,496,267   111,717,481   81,124,295

NET ASSETS
  Beginning of period..........  1,409,239   2,156,037    84,496,267            0    81,124,295            0
                                ----------  ----------  ------------  -----------  ------------  -----------
  End of period................ $1,298,615  $1,409,239  $131,877,240  $84,496,267  $192,841,776  $81,124,295
                                ==========  ==========  ============  ===========  ============  ===========

  Beginning units..............    130,611     182,670     7,050,755            0     9,115,978            0
                                ----------  ----------  ------------  -----------  ------------  -----------
  Units issued.................      8,818       7,388     9,133,198   10,939,930    11,547,212    9,571,626
  Units redeemed...............    (32,357)    (59,447)   (5,550,625)  (3,889,175)   (1,193,893)    (455,648)
                                ----------  ----------  ------------  -----------  ------------  -----------
  Ending units.................    107,072     130,611    10,633,328    7,050,755    19,469,297    9,115,978
                                ==========  ==========  ============  ===========  ============  ===========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A49

                                         SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------
                                  WELLS FARGO ADVANTAGE                               AST NEUBERGER BERMAN
AST BLACKROCK GLOBAL STRATEGIES      VT OPPORTUNITY       AST PRUDENTIAL CORE BOND         CORE BOND
          PORTFOLIO                  FUND - CLASS 1              PORTFOLIO                 PORTFOLIO
------------------------------   ----------------------  -------------------------  -----------------------
  01/01/2012       04/29/2011*   01/01/2012  08/26/2011*  01/01/2012   10/31/2011*   01/01/2012  10/31/2011*
      TO               TO            TO          TO           TO           TO            TO          TO
  12/31/2012       12/31/2011    12/31/2012  12/31/2011   12/31/2012   12/31/2011    12/31/2012  12/31/2011
--------------    ------------   ----------  ----------- ------------  -----------  -----------  -----------
$  (14,288,942)   $ (8,573,981)  $  (15,925) $   (8,075) $   (821,712) $   (13,496) $  (379,726) $   (6,875)

             0               0          447           0       101,685            0       15,374           0

      (335,717)     (7,687,566)      37,100       2,455       483,478         (136)     209,269      (2,189)

   113,425,282     (43,928,385)     162,898      68,169     2,754,490       90,392      733,850      32,187
--------------    ------------   ----------  ----------  ------------  -----------  -----------  ----------

    98,800,623     (60,189,932)     184,520      62,549     2,517,941       76,760      578,767      23,123
--------------    ------------   ----------  ----------  ------------  -----------  -----------  ----------

   445,948,201     253,055,390      183,836          10    74,144,865    4,956,253   18,671,882   2,439,712
      (790,834)       (224,690)           0           0             0            0            0           0

   (63,151,067)    (40,482,449)    (208,627)    (72,345)   (1,111,769)     (14,011)    (465,278)     (5,109)

    98,331,863     665,067,409        4,533   1,351,211    46,409,263    6,022,443   14,656,618   1,849,594

    (7,109,048)     (1,196,754)      (2,699)       (833)     (513,939)      (2,190)    (210,176)     (1,585)
--------------    ------------   ----------  ----------  ------------  -----------  -----------  ----------

   473,229,115     876,218,906      (22,957)  1,278,043   118,928,420   10,962,495   32,653,046   4,282,612
--------------    ------------   ----------  ----------  ------------  -----------  -----------  ----------

   572,029,738     816,028,974      161,563   1,340,592   121,446,361   11,039,255   33,231,813   4,305,735

   816,028,974               0    1,340,592           0    11,039,255            0    4,305,735           0
--------------    ------------   ----------  ----------  ------------  -----------  -----------  ----------
$1,388,058,712    $816,028,974   $1,502,155  $1,340,592  $132,485,616  $11,039,255  $37,537,548  $4,305,735
==============    ============   ==========  ==========  ============  ===========  ===========  ==========

    89,095,942               0      125,255           0     1,096,258            0      427,636           0
--------------    ------------   ----------  ----------  ------------  -----------  -----------  ----------
    69,600,719     106,540,937       17,914     133,947    15,235,030    1,194,460    5,446,881     550,029
   (21,031,350)    (17,444,995)     (19,840)     (8,692)   (3,880,544)     (98,202)  (2,257,218)   (122,393)
--------------    ------------   ----------  ----------  ------------  -----------  -----------  ----------
   137,665,311      89,095,942      123,329     125,255    12,450,744    1,096,258    3,617,299     427,636
==============    ============   ==========  ==========  ============  ===========  ===========  ==========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A50

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                             SUBACCOUNTS
                                ---------------------------------------------------------------------
                                                AST FRANKLIN        AST           AST
                                                 TEMPLETON     NEW DISCOVERY WESTERN ASSET   AST MFS
                                               FOUNDING FUNDS      ASSET       EMERGING     LARGE-CAP
                                   AST BOND      ALLOCATION     ALLOCATION   MARKETS DEBT     VALUE
                                PORTFOLIO 2023   PORTFOLIO       PORTFOLIO     PORTFOLIO    PORTFOLIO
                                -------------- --------------  ------------- ------------- -----------
                                 01/03/2012*    04/30/2012*     04/30/2012*   08/20/2012*  08/20/2012*
                                      TO             TO             TO            TO           TO
                                  12/31/2012     12/31/2012     12/31/2012    12/31/2012   12/31/2012
                                -------------- --------------  ------------- ------------- -----------
OPERATIONS
  Net investment income
   (loss)......................  $  (186,387)  $  (11,309,836) $   (287,083)   $   (779)   $   (2,712)
  Capital gains distributions
   received....................            0                0             0           0             0
  Realized gain (loss) on
   shares redeemed.............       71,311       (5,507,083)     (880,410)        180         2,247
  Net change in unrealized
   gain (loss) on
   investments.................      184,290       44,700,693     6,288,038       6,575        14,137
                                 -----------   --------------  ------------    --------    ----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............       69,214       27,883,774     5,120,545       5,976        13,672
                                 -----------   --------------  ------------    --------    ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................          280      285,762,385    67,693,779     301,785       227,272
  Annuity Payments.............            0                0             0           0             0
  Surrenders, withdrawals
   and death benefits..........     (656,092)     (11,663,365)   (1,857,561)     (2,958)         (316)
  Net transfers between
   other subaccounts or
   fixed rate option...........   32,759,286    2,141,109,665   118,319,829     108,867       809,196
  Withdrawal and other
   charges.....................         (101)      (6,516,987)     (772,960)          0        (1,212)
                                 -----------   --------------  ------------    --------    ----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................   32,103,373    2,408,691,698   183,383,087     407,694     1,034,940
                                 -----------   --------------  ------------    --------    ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................   32,172,587    2,436,575,472   188,503,632     413,670     1,048,612

NET ASSETS
  Beginning of period..........            0                0             0           0             0
                                 -----------   --------------  ------------    --------    ----------
  End of period................  $32,172,587   $2,436,575,472  $188,503,632    $413,670    $1,048,612
                                 ===========   ==============  ============    ========    ==========

  Beginning units..............            0                0             0           0             0
                                 -----------   --------------  ------------    --------    ----------
  Units issued.................    3,453,763      257,603,675    24,024,640      42,159       140,382
  Units redeemed...............     (352,658)     (30,937,057)   (5,769,135)     (2,369)      (37,608)
                                 -----------   --------------  ------------    --------    ----------
  Ending units.................    3,101,105      226,666,618    18,255,505      39,790       102,774
                                 ===========   ==============  ============    ========    ==========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A51

                       NOTES TO FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2012

NOTE 1: GENERAL

        Pruco Life Flexible Premium Variable Annuity Account (the "Account") was established on June 16, 1995 under Arizona law as a separate investment account of Pruco Life Insurance Company ("Pruco Life"), a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), which is a wholly-owned subsidiary of Prudential Financial, Inc. ("PFI"). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Pruco Life's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Pruco Life may conduct. Proceeds from purchases of Strategic Partners Variable Annuity One, Strategic Partners Variable Annuity One 3, Strategic Partners Select, Strategic Partners Advisor, Strategic Partners Plus, Strategic Partners FlexElite, Discovery Preferred, Discovery Select, Discovery Choice, Prudential Premier B, L, X Series, Prudential Premier Bb Series, Prudential Premier Retirement X, B, L, C Series, Prudential Premier Advisor and Prudential Premier Retirement Variable Annuity contracts are invested in the Account.

        The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for individual variable annuity contracts. There are one hundred and eighteen subaccounts within the Account of which one hundred and seventeen had activity during 2012. Each contract offers the option to invest in various subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, Advanced Series Trust (collectively the "Series Funds") or one of the non-Prudential administered funds (collectively, the "Portfolios"). Investment options vary by contract.

        The name of each Portfolio and the corresponding subaccount name are as follows:

AllianceBernstein VPS Large Cap Growth Portfolio Class B
American Century VP Value Fund
AST Academic Strategies Asset Allocation Portfolio
AST Advanced Strategies Portfolio
AST American Century Income & Growth Portfolio**
AST Balanced Asset Allocation Portfolio
AST BlackRock Global Strategies Portfolio
AST BlackRock Value Portfolio
AST Bond Portfolio 2016*
AST Bond Portfolio 2017
AST Bond Portfolio 2018
AST Bond Portfolio 2019
AST Bond Portfolio 2020
AST Bond Portfolio 2021
AST Bond Portfolio 2022
AST Bond Portfolio 2023
AST Capital Growth Asset Allocation Portfolio
AST CLS Moderate Asset Allocation Portfolio
AST Cohen & Steers Realty Portfolio
AST Federated Aggressive Growth Portfolio
AST FI Pyramis(R) Asset Allocation Portfolio
AST First Trust Balanced Target Portfolio
AST First Trust Capital Appreciation Target Portfolio
AST Franklin Templeton Founding Funds Allocation Portfolio
AST Global Real Estate Portfolio
AST Goldman Sachs Concentrated Growth Portfolio
AST Goldman Sachs Large-Cap Value Portfolio
AST Goldman Sachs Mid-Cap Growth Portfolio
AST Goldman Sachs Small-Cap Value Portfolio
AST High Yield Portfolio
AST Horizon Moderate Asset Allocation Portfolio
AST International Growth Portfolio
AST International Value Portfolio
AST Investment Grade Bond Portfolio
AST J.P. Morgan Global Thematic Portfolio (formerly AST Horizon Growth Asset
 Allocation Portfolio)
AST J.P. Morgan Strategic Opportunities Portfolio
AST Jennison Large-Cap Growth Portfolio
AST Jennison Large-Cap Value Portfolio
AST JPMorgan International Equity Portfolio
AST Large-Cap Value Portfolio
AST Lord Abbett Core Fixed Income Portfolio
AST Marsico Capital Growth Portfolio
AST MFS Global Equity Portfolio
AST MFS Growth Portfolio
AST MFS Large-Cap Value Portfolio
AST Mid-Cap Value Portfolio
AST Money Market Portfolio
AST Neuberger Berman / LSV Mid-Cap Value Portfolio
AST Neuberger Berman Core Bond Portfolio
AST Neuberger Berman Mid-Cap Growth Portfolio
AST New Discovery Asset Allocation Portfolio
AST Parametric Emerging Markets Equity Portfolio
AST PIMCO Limited Maturity Bond Portfolio
AST PIMCO Total Return Bond Portfolio

                                      A52

AST Preservation Asset Allocation Portfolio
AST Prudential Core Bond Portfolio
AST QMA US Equity Alpha Portfolio
AST Quantitative Modeling Portfolio
AST Schroders Global Tactical Portfolio (formerly AST CLS Growth Asset
 Allocation Portfolio)
AST Schroders Multi-Asset World Strategies Portfolio
AST Small-Cap Growth Portfolio
AST Small-Cap Value Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST T. Rowe Price Equity Income Portfolio
AST T. Rowe Price Global Bond Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio
AST T. Rowe Price Natural Resources Portfolio
AST Wellington Management Hedged Equity Portfolio
AST Western Asset Core Plus Bond Portfolio
AST Western Asset Emerging Markets Debt Portfolio
Davis Value Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund**
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
Invesco V.I. Core Equity Fund
Janus Aspen Janus Portfolio - Institutional Shares
Janus Aspen Janus Portfolio - Service Shares
Janus Aspen Overseas Portfolio - Institutional Shares
MFS(R) Growth Series - Initial Class
MFS(R) Research Series - Initial Class
NVIT Developing Markets Fund
ProFund VP Consumer Goods Portfolio
ProFund VP Consumer Services
ProFund VP Financials
ProFund VP Health Care
ProFund VP Industrials
ProFund VP Large-Cap Growth
ProFund VP Large-Cap Value
ProFund VP Mid-Cap Growth
ProFund VP Mid-Cap Value
ProFund VP Real Estate
ProFund VP Small-Cap Growth
ProFund VP Small-Cap Value
ProFund VP Telecommunications
ProFund VP Utilities
Prudential Conservative Balanced Portfolio
Prudential Diversified Bond Portfolio
Prudential Equity Portfolio
Prudential Flexible Managed Portfolio
Prudential Global Portfolio
Prudential High Yield Bond Portfolio
Prudential Jennison 20/20 Focus Portfolio
Prudential Jennison Portfolio
Prudential Money Market Portfolio
Prudential Natural Resources Portfolio
Prudential Small Capitalization Stock Portfolio
Prudential SP International Growth Portfolio
Prudential SP International Value Portfolio
Prudential SP Small Cap Value Portfolio
Prudential Stock Index Portfolio
Prudential Value Portfolio
Prudential SP Prudential U.S. Emerging Growth Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price International Stock Portfolio
Wells Fargo Advantage VT International Equity Portfolio Share Class 1 Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1
Wells Fargo Advantage VT Opportunity Fund-Class 1
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 1
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1
        --------
        * Subaccount available for investment, but had no assets as of December 31, 2012

        ** Subaccount no longer available for investment as of December 31, 2012

        The Portfolios are diversified open-ended management investment companies, and each portfolio of the Series Funds is managed by affiliates of Prudential. Each of the variable investment options of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Series Funds and externally managed portfolios. Additional information on these mutual funds is available upon request to the appropriate companies.

        The following table sets forth the dates on which mergers took place in the Account along with relevant information pertaining to each merger. The transfers from the old subaccounts to the new subaccounts are reflected in the Statement of Changes in Net Assets for the year ended December 31, 2012 as net transfers between subaccounts. The transfers occurred as follows:

                                 REMOVED PORTFOLIO       SURVIVING PORTFOLIO
  MAY 04, 2012               ------------------------- -----------------------
                               AST AMERICAN CENTURY    AST NEW DISCOVERY ASSET
                             INCOME & GROWTH PORTFOLIO  ALLOCATION PORTFOLIO
                             ------------------------- -----------------------
  Shares....................          8,445,845               12,126,083
  Net asset value per share.       $      14.25             $       9.99
  Net assets before merger..       $120,353,295             $    897,835
  Net assets after merger...       $          0             $121,251,129

                                      A53


                                     REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
SEPTEMBER 21, 2012         ------------------------------------- -------------------------------------
                           FRANKLIN TEMPLETON VIP FOUNDING FUNDS AST FRANKLIN TEMPLETON FOUNDING FUNDS
                                      ALLOCATION FUND                    ALLOCATION PORTFOLIO
                           ------------------------------------- -------------------------------------
Shares....................               255,666,742                           219,569,404
Net asset value per share.            $         8.36                        $        10.74
Net assets before merger..            $2,137,143,863                        $  221,031,537
Net assets after merger...            $            0                        $2,358,175,400

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

        The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

        Investments--The investments in shares of the portfolios are stated at the net asset value of the respective portfolios, which is obtained from the custodian and is based on the fair value of the underlying securities in the respective portfolios. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable subaccount.

        Security Transactions--Realized gains and losses on security transactions are determined based upon an average cost of the investment sold. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

        Dividend Income and Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the portfolios and are recorded on the ex-distribution date.

        NEW ACCOUNTING PRONOUNCEMENTS

        Effective January 1, 2012, the Account adopted, prospectively, updated guidance regarding the fair value measurements and disclosure requirements. The updated guidance clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. The expanded disclosures required by this guidance are included in Note 3. Adoption of this guidance did not have a material effect on the Account's net assets or results of operations.

NOTE 3: FAIR VALUE

        Fair Value Measurement--Fair value is defined as the price that would be received to sell an investment in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level of any input both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing investments are not necessarily an indication of the risks associated with investing in those securities. The levels of the fair value hierarchy are as follows:

        Level 1--Fair value is based on unadjusted quoted prices in active markets that are accessible to the Account for identical investments. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets are defined as having the following characteristics for the measured asset/liability:
        (i) many

                                      A54
        transactions, (ii) current prices, (iii) price quotes not varying substantially among market makers, (iv) narrow bid/ask spreads and
        (v) most information publicly available. Investments which have a net asset value which is readily available to the public are classified as Level 1.

        Level 2--Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the asset, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar securities, quoted market prices in markets that are not active for identical or similar securities, and other market observable inputs. Investments which have a net asset value which is only available to institutional clients are classified as Level 2.

        Level 3--Fair value is based on at least one or more significant unobservable inputs for the investment. These inputs reflect the Account's assumptions about the inputs market participants would use in pricing the investment. As of December 31, 2012, the Account did not have any Level 3 investments.

        As of December 31, 2012, all investments have been classified as Level 1 with the exception of proprietary funds, consisting of Series Funds, and any non-proprietary funds not available for public investment, which are classified as Level 2. The Level 2 investments as of December 31, 2012, are presented below.

Proprietary Funds (Series Funds)...................................... $63,990,499,952
AllianceBernstein VPS Large Cap Growth Portfolio Class B.............. $     5,274,054
Davis Value Portfolio................................................. $    26,877,517
Prudential High Yield Bond Portfolio.................................. $   215,814,395
Janus Aspen Janus Portfolio - Service Shares.......................... $    10,868,128
Janus Aspen Janus Portfolio - Institutional Shares.................... $    55,619,843
Janus Aspen Overseas Portfolio - Institutional Shares................. $    95,789,817
NVIT Developing Markets Fund.......................................... $    13,170,440
ProFund VP Consumer Services.......................................... $       176,975
ProFund VP Consumer Goods Portfolio................................... $       423,964
ProFund VP Financials................................................. $       895,242
ProFund VP Health Care................................................ $     1,228,303
ProFund VP Industrials................................................ $       268,622
ProFund VP Mid-Cap Growth............................................. $       372,960
ProFund VP Mid-Cap Value.............................................. $       645,350
ProFund VP Real Estate................................................ $       495,813
ProFund VP Small-Cap Growth........................................... $       410,629
ProFund VP Small-Cap Value............................................ $       313,615
ProFund VP Telecommunications......................................... $       212,950
ProFund VP Utilities.................................................. $       651,289
ProFund VP Large-Cap Growth........................................... $       767,355
ProFund VP Large-Cap Value............................................ $       877,713
Wells Fargo Advantage VT International Equity Portfolio Share Class 1. $       603,027
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1......... $     1,090,514
Wells Fargo Advantage VT Opportunity Fund - Class 1................... $     1,502,155
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 1..... $       501,105
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1...... $     1,298,615

        TRANSFERS BETWEEN LEVEL 1 AND LEVEL 2

        During the year ended December 31, 2012, there were no transfers between Level 1 and Level 2.

NOTE 4: TAXES

        Pruco Life is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of PFI's consolidated federal tax return.

                                      A55

        No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

NOTE 5: PURCHASES AND SALES OF INVESTMENTS

        The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the portfolios for the year ended December 31, 2012 were as follows:

                                                                 PURCHASES        SALES
                                                               -------------- -------------
Prudential Money Market Portfolio............................. $   37,806,944 $ (68,087,610)
Prudential Diversified Bond Portfolio......................... $    2,190,948 $ (26,841,140)
Prudential Equity Portfolio................................... $    1,325,946 $ (29,476,635)
Prudential Flexible Managed Portfolio......................... $       69,515 $  (1,877,092)
Prudential Conservative Balanced Portfolio.................... $       72,203 $  (2,865,140)
Prudential Value Portfolio.................................... $    1,844,860 $ (46,770,638)
Prudential High Yield Bond Portfolio.......................... $    8,091,377 $ (41,229,256)
Prudential Natural Resources Portfolio........................ $      210,525 $  (1,946,650)
Prudential Stock Index Portfolio.............................. $    3,122,939 $ (44,594,109)
Prudential Global Portfolio................................... $    1,131,836 $ (10,344,162)
Prudential Jennison Portfolio................................. $    2,522,611 $ (43,124,437)
Prudential Small Capitalization Stock Portfolio............... $      499,199 $  (8,064,981)
T. Rowe Price International Stock Portfolio................... $      302,977 $  (3,024,674)
T. Rowe Price Equity Income Portfolio......................... $      945,566 $  (9,091,453)
Invesco V.I. Core Equity Fund................................. $      101,032 $ (12,823,634)
Janus Aspen Janus Portfolio - Institutional Shares............ $      575,115 $  (7,227,962)
Janus Aspen Overseas Portfolio - Institutional Shares......... $      616,371 $ (14,050,548)
MFS(R) Research Series - Initial Class........................ $      861,558 $  (2,953,239)
MFS(R) Growth Series - Initial Class.......................... $      386,877 $  (7,240,390)
American Century VP Value Fund................................ $      187,376 $  (3,762,316)
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2. $      181,400 $  (3,562,411)
Prudential Jennison 20/20 Focus Portfolio..................... $    1,796,718 $  (8,097,501)
Davis Value Portfolio......................................... $       67,081 $  (4,943,477)
AllianceBernstein VPS Large Cap Growth Portfolio Class B...... $      997,827 $  (1,013,621)
Prudential SP Small Cap Value Portfolio....................... $    1,145,533 $ (19,499,772)
Janus Aspen Janus Portfolio - Service Shares.................. $      460,060 $  (2,329,938)
Prudential SP Prudential U.S. Emerging Growth Portfolio....... $    2,521,377 $ (26,293,531)
Prudential SP International Growth Portfolio.................. $    1,214,673 $  (8,674,430)
Prudential SP International Value Portfolio................... $    1,506,693 $  (8,003,018)
AST Goldman Sachs Large-Cap Value Portfolio................... $   77,594,017 $ (37,127,816)
AST American Century Income & Growth Portfolio................ $   43,655,689 $(125,272,402)
AST Schroders Multi-Asset World Strategies Portfolio.......... $1,214,608,998 $(618,391,734)
AST Cohen & Steers Realty Portfolio........................... $  115,485,789 $ (45,810,292)
AST J.P. Morgan Strategic Opportunities Portfolio............. $  611,637,683 $(160,300,432)
AST BlackRock Value Portfolio................................. $   81,954,918 $ (30,718,730)
AST High Yield Portfolio...................................... $  139,179,462 $ (54,632,288)
AST Federated Aggressive Growth Portfolio..................... $   92,336,139 $ (48,318,853)
AST Mid-Cap Value Portfolio................................... $   51,580,944 $ (26,072,288)
AST Small-Cap Value Portfolio................................. $   45,387,331 $ (26,193,528)
AST Goldman Sachs Concentrated Growth Portfolio............... $   79,140,465 $ (36,340,991)
AST Goldman Sachs Mid-Cap Growth Portfolio.................... $  126,763,962 $ (58,858,346)
AST Large-Cap Value Portfolio................................. $  137,727,778 $ (30,619,021)
AST Lord Abbett Core Fixed Income Portfolio................... $  331,005,968 $ (85,148,949)
AST Marsico Capital Growth Portfolio.......................... $  118,831,366 $ (56,017,306)
AST MFS Growth Portfolio...................................... $   59,966,661 $ (26,374,837)
AST Neuberger Berman Mid-Cap Growth Portfolio................. $  131,760,195 $ (53,469,034)
AST Neuberger Berman / LSV Mid-Cap Value Portfolio............ $   86,422,730 $ (48,175,339)
AST PIMCO Limited Maturity Bond Portfolio..................... $  110,501,495 $ (64,755,329)

                                      A56

                                                                          PURCHASES          SALES
                                                                       --------------- ----------------
AST T. Rowe Price Equity Income Portfolio............................. $   162,021,934 $    (27,278,707)
AST QMA US Equity Alpha Portfolio..................................... $    53,465,844 $    (20,537,018)
AST T. Rowe Price Natural Resources Portfolio......................... $   199,757,436 $   (111,564,076)
AST T. Rowe Price Asset Allocation Portfolio.......................... $ 2,901,100,812 $   (673,851,000)
AST MFS Global Equity Portfolio....................................... $   123,200,479 $    (48,861,006)
AST JPMorgan International Equity Portfolio........................... $    96,544,694 $    (51,523,531)
AST T. Rowe Price Global Bond Portfolio............................... $   108,984,872 $    (34,323,234)
AST Wellington Management Hedged Equity Portfolio..................... $   374,884,863 $    (75,701,988)
AST Capital Growth Asset Allocation Portfolio......................... $ 2,431,458,037 $ (1,303,113,296)
AST Academic Strategies Asset Allocation Portfolio.................... $ 1,739,709,349 $   (931,769,340)
AST Balanced Asset Allocation Portfolio............................... $ 2,114,436,782 $   (946,863,683)
AST Preservation Asset Allocation Portfolio........................... $ 1,374,029,749 $   (290,724,356)
AST First Trust Balanced Target Portfolio............................. $ 1,324,042,018 $   (438,861,355)
AST First Trust Capital Appreciation Target Portfolio................. $ 1,872,894,088 $   (775,432,971)
AST Advanced Strategies Portfolio..................................... $ 2,375,567,103 $   (690,739,105)
AST T. Rowe Price Large-Cap Growth Portfolio.......................... $   227,718,936 $   (100,956,044)
AST Money Market Portfolio............................................ $   262,384,339 $   (258,329,433)
AST Small-Cap Growth Portfolio........................................ $    92,446,771 $    (61,089,807)
AST PIMCO Total Return Bond Portfolio................................. $ 1,069,967,480 $   (378,670,450)
AST International Value Portfolio..................................... $    42,712,477 $    (24,124,394)
AST International Growth Portfolio.................................... $   108,228,633 $    (25,039,254)
NVIT Developing Markets Fund.......................................... $     1,090,311 $     (3,874,651)
AST Investment Grade Bond Portfolio................................... $10,185,991,627 $(15,065,336,614)
AST Western Asset Core Plus Bond Portfolio............................ $   233,820,262 $   (100,774,343)
AST Bond Portfolio 2018............................................... $    58,716,015 $    (74,481,746)
AST Bond Portfolio 2019............................................... $    26,364,757 $     (8,431,523)
AST Global Real Estate Portfolio...................................... $    49,822,168 $    (16,742,487)
AST Parametric Emerging Markets Equity Portfolio...................... $   156,721,610 $    (86,895,218)
Franklin Templeton VIP Founding Funds Allocation Fund................. $ 1,060,716,113 $ (2,625,577,927)
AST Goldman Sachs Small-Cap Value Portfolio........................... $   131,864,193 $    (57,467,202)
AST Schroders Global Tactical Portfolio............................... $ 1,366,490,961 $   (501,397,393)
AST CLS Moderate Asset Allocation Portfolio........................... $ 1,431,050,165 $   (415,890,625)
AST J.P. Morgan Global Thematic Portfolio............................. $   980,919,504 $   (369,890,545)
AST Horizon Moderate Asset Allocation Portfolio....................... $   795,618,793 $   (268,470,824)
AST FI Pyramis(R) Asset Allocation Portfolio.......................... $   890,473,753 $   (278,241,155)
ProFund VP Consumer Services.......................................... $       140,695 $       (113,725)
ProFund VP Consumer Goods Portfolio................................... $       271,214 $       (252,092)
ProFund VP Financials................................................. $       815,671 $       (485,356)
ProFund VP Health Care................................................ $       833,261 $       (466,440)
ProFund VP Industrials................................................ $       175,489 $       (107,560)
ProFund VP Mid-Cap Growth............................................. $       618,182 $       (622,885)
ProFund VP Mid-Cap Value.............................................. $       651,033 $       (764,278)
ProFund VP Real Estate................................................ $       389,637 $       (347,865)
ProFund VP Small-Cap Growth........................................... $       367,136 $       (398,249)
ProFund VP Small-Cap Value............................................ $       418,112 $       (548,969)
ProFund VP Telecommunications......................................... $       165,642 $       (106,198)
ProFund VP Utilities.................................................. $       512,596 $       (447,758)
ProFund VP Large-Cap Growth........................................... $       624,597 $       (636,729)
ProFund VP Large-Cap Value............................................ $       987,247 $     (1,071,686)
AST Jennison Large-Cap Value Portfolio................................ $    45,951,780 $    (23,756,140)
AST Jennison Large-Cap Growth Portfolio............................... $    66,183,631 $    (26,136,028)
AST Bond Portfolio 2020............................................... $       625,491 $     (3,728,945)
AST Bond Portfolio 2017............................................... $    65,758,975 $    (86,898,632)
AST Bond Portfolio 2021............................................... $    77,894,372 $   (134,088,919)
Wells Fargo Advantage VT International Equity Portfolio Share Class 1. $        33,567 $       (159,747)
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1......... $        16,757 $       (414,008)
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 1..... $        68,994 $       (155,023)
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1...... $       112,480 $       (398,603)
AST Bond Portfolio 2022............................................... $    94,296,329 $    (54,437,360)
AST Quantitative Modeling Portfolio................................... $   100,340,141 $     (3,921,743)
AST BlackRock Global Strategies Portfolio............................. $   581,209,678 $   (127,615,501)

                                      A57

                                                              PURCHASES        SALES
                                                            -------------- -------------
Wells Fargo Advantage VT Opportunity Fund-Class 1.......... $      216,823 $    (263,624)
AST Prudential Core Bond Portfolio......................... $  140,674,223 $ (22,668,785)
AST Neuberger Berman Core Bond Portfolio................... $   47,269,426 $ (15,055,339)
AST Bond Portfolio 2023.................................... $   35,063,197 $  (3,146,211)
AST Franklin Templeton Founding Funds Allocation Portfolio. $2,630,908,782 $(233,526,920)
AST New Discovery Asset Allocation Portfolio............... $  214,591,120 $ (32,763,979)
AST Western Asset Emerging Markets Debt Portfolio.......... $      421,461 $     (14,545)
AST MFS Large-Cap Value Portfolio.......................... $    1,406,302 $    (374,073)

NOTE 6: RELATED PARTY TRANSACTIONS

        PFI and its affiliates perform various services on behalf of the portfolios of the Series Funds in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, preparation, postage, fund transfer agency and various other record keeping, administrative and customer service functions.

        The Series Fund has entered into a management agreement with Prudential Investments LLC ("PI") and the Advanced Series Trust has entered into a management agreement with PI and AST Investment Services, Inc, both indirect, wholly-owned subsidiaries of PFI (together the "Investment Managers"). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisors' performance of such services with respect to each portfolio. The Investment Managers entered into subadvisory agreements with several subadvisors, including Prudential Investment Management, Inc. and Jennison Associates LLC, which are indirect, wholly-owned subsidiaries of PFI.

        The Series Funds have distribution agreements with Prudential Investment Management Services LLC ("PIMS"), an indirect, wholly-owned subsidiary of PFI, which acts as the distributor of the Class I and Class II shares of the Series Funds. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the portfolios of the Series Funds. However, service fees are paid to PIMS as distributor of the Class II shares of the portfolios of the Series Funds. The Account invests only in Class I shares of the Series Fund, not Class II shares. The Investment Managers have agreed to reimburse certain portfolios of the Series Funds the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, brokerage commissions, and acquired fund expenses, as applicable) exceeds various agreed upon percentages of the portfolio's average daily net assets.

        PI has voluntarily agreed to waive a portion of its management fee equal to an annual rate of 0.05% of the average daily net assets of the Stock Index Portfolio. In order to support the income yield, PI has also voluntarily agreed to limit the management fees of the Money Market Portfolio such that the 1-day annualized yield (excluding capital gain or loss) does not fall below 0.00%. The waiver is voluntary and may be modified or terminated by PI at any time without notice.

        Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of PFI, serves as the transfer agent of each portfolio of the Series Funds.

        The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

NOTE 7: FINANCIAL HIGHLIGHTS

        Pruco Life sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the

                                      A58
        contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by Pruco Life and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum contract charges offered by Pruco Life as contract owners may not have selected all available and applicable contract options.

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ---------------------  -------- ---------- -----------------  ------------------
                                            PRUDENTIAL MONEY MARKET PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  149,308 $0.98047 to  $10.12341 $177,543   0.01%    1.00%  to   2.10%   -2.05% to   -0.98%
December 31, 2011  171,807 $0.99939 to  $10.22387 $207,800   0.02%    1.00%  to   2.10%   -2.03% to   -0.96%
December 31, 2010  198,480 $1.01818 to  $10.32322 $242,080   0.03%    1.00%  to   2.45%   -2.36% to   -0.96%
December 31, 2009  193,139 $1.03827 to  $10.51904 $228,214   0.44%    1.00%  to   2.10%   -1.91% to   -0.60%
December 31, 2008  322,560 $1.05484 to  $10.69759 $382,009   2.58%    1.00%  to   2.45%    0.19% to    1.63%

                                          PRUDENTIAL DIVERSIFIED BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   93,666 $2.02539 to  $ 2.45301 $229,314   4.39%    1.35%  to   1.65%    8.88% to    9.20%
December 31, 2011  102,710 $1.86014 to  $ 2.24741 $230,380   4.29%    1.35%  to   1.65%    5.78% to    6.08%
December 31, 2010  114,526 $1.75857 to  $ 2.11964 $242,277   4.20%    1.35%  to   1.65%    8.78% to    9.10%
December 31, 2009  127,376 $1.61669 to  $ 1.94392 $247,133   4.69%    1.35%  to   1.65%   18.56% to   18.91%
December 31, 2008  144,786 $1.36361 to  $ 1.63556 $236,342   5.11%    1.35%  to   1.65%   -5.02% to   -4.74%

                                               PRUDENTIAL EQUITY PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   90,862 $1.28661 to  $ 2.19998 $184,958   0.60%    1.35%  to   2.00%   11.45% to   12.17%
December 31, 2011  103,849 $1.15047 to  $ 1.96226 $188,373   0.68%    1.35%  to   2.00%   -5.36% to   -4.75%
December 31, 2010  120,853 $1.21137 to  $ 2.06117 $229,570   0.79%    1.35%  to   2.00%    9.71% to   10.41%
December 31, 2009  137,058 $1.10036 to  $ 1.86775 $236,025   1.60%    1.35%  to   2.00%   35.47% to   36.32%
December 31, 2008  155,514 $0.80955 to  $ 1.37073 $197,063   1.44%    1.35%  to   2.00%  -39.37% to  -38.98%

                                          PRUDENTIAL FLEXIBLE MANAGED PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012    6,313 $2.13628 to  $ 2.13628 $ 13,487   1.92%    1.40%  to   1.40%   11.80% to   11.80%
December 31, 2011    7,096 $1.91077 to  $ 1.91077 $ 13,559   1.97%    1.40%  to   1.40%    2.90% to    2.90%
December 31, 2010    7,982 $1.85698 to  $ 1.85698 $ 14,822   2.24%    1.40%  to   1.40%   10.48% to   10.48%
December 31, 2009    9,162 $1.68077 to  $ 1.68077 $ 15,399   3.51%    1.40%  to   1.40%   18.30% to   18.30%
December 31, 2008   10,713 $1.42078 to  $ 1.42078 $ 15,220   2.99%    1.40%  to   1.40%  -25.86% to  -25.86%

                                       PRUDENTIAL CONSERVATIVE BALANCED PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012    9,349 $2.09636 to  $ 2.09636 $ 19,598   2.09%    1.40%  to   1.40%    9.69% to    9.69%
December 31, 2011   10,584 $1.91117 to  $ 1.91117 $ 20,228   2.28%    1.40%  to   1.40%    3.16% to    3.16%
December 31, 2010   12,140 $1.85264 to  $ 1.85264 $ 22,491   2.45%    1.40%  to   1.40%   10.20% to   10.20%
December 31, 2009   14,098 $1.68120 to  $ 1.68120 $ 23,701   3.77%    1.40%  to   1.40%   18.36% to   18.36%
December 31, 2008   16,534 $1.42042 to  $ 1.42042 $ 23,485   3.49%    1.40%  to   1.40%  -22.49% to  -22.49%

                                               PRUDENTIAL VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  133,540 $1.42920 to  $ 2.83999 $276,927   0.98%    1.35%  to   2.00%   12.37% to   13.09%
December 31, 2011  154,555 $1.27064 to  $ 2.51241 $283,061   1.02%    1.35%  to   2.00%   -7.43% to   -6.83%
December 31, 2010  180,228 $1.37128 to  $ 2.69800 $353,298   0.99%    1.35%  to   2.00%   11.63% to   12.34%
December 31, 2009  112,546 $1.22726 to  $10.34659 $228,866   2.07%    1.35%  to   2.00%   38.67% to   40.04%
December 31, 2008  129,517 $0.88118 to  $ 1.71665 $188,188   1.86%    1.35%  to   2.00%  -43.43% to  -43.07%

                                          PRUDENTIAL HIGH YIELD BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   53,646 $1.95903 to  $13.63244 $215,814   6.92%    1.35%  to   2.00%   12.18% to   12.90%
December 31, 2011   59,815 $1.74036 to  $12.08103 $219,331   7.45%    1.35%  to   2.50%    2.54% to    3.69%
December 31, 2010   67,908 $1.68340 to  $11.65524 $244,422   8.32%    1.35%  to   2.60%   11.16% to   12.53%
December 31, 2009   77,867 $1.50037 to  $10.36252 $250,477   5.55%    1.35%  to   2.00%    3.33% to   45.21%
December 31, 2008   74,439 $1.03639 to  $ 1.28867 $ 95,747   8.53%    1.35%  to   1.65%  -23.54% to  -23.32%

                                         PRUDENTIAL NATURAL RESOURCES PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012    1,128 $7.15524 to  $ 7.15524 $  8,075   0.47%    1.40%  to   1.40%   -3.82% to   -3.82%
December 31, 2011    1,345 $7.43963 to  $ 7.43963 $ 10,005   0.19%    1.40%  to   1.40%  -20.15% to  -20.15%
December 31, 2010    1,685 $9.31742 to  $ 9.31742 $ 15,700   0.43%    1.40%  to   1.40%   26.22% to   26.22%
December 31, 2009    1,900 $7.38206 to  $ 7.38206 $ 14,027   0.72%    1.40%  to   1.40%   74.66% to   74.66%
December 31, 2008    2,069 $4.22664 to  $ 4.22664 $  8,745   0.79%    1.40%  to   1.40%  -53.65% to  -53.65%

                                      A59

                               AT YEAR ENDED                             FOR YEAR ENDED
                   -------------------------------------  -----------------------------------------------
                                                   NET    INVESTMENT
                   UNITS        UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- --------------------  -------- ---------- -----------------  ------------------
                                            PRUDENTIAL STOCK INDEX PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012  148,556 $0.98286 to  $2.24908 $276,210   1.71%    1.35%  to   2.00%   13.40% to   14.14%
December 31, 2011  169,900 $0.86409 to  $1.97156 $276,321   1.62%    1.35%  to   2.00%   -0.05% to    0.60%
December 31, 2010  197,334 $0.86195 to  $1.96089 $318,094   1.77%    1.35%  to   2.00%   12.34% to   13.06%
December 31, 2009  224,226 $0.76501 to  $1.73514 $319,014   2.82%    1.35%  to   2.00%   23.61% to   24.41%
December 31, 2008  252,566 $0.61713 to  $1.39552 $288,792   2.26%    1.35%  to   2.00%  -38.18% to  -37.77%

                                              PRUDENTIAL GLOBAL PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012   34,277 $0.91935 to  $2.00744 $ 59,622   1.61%    1.35%  to   2.00%   15.21% to   15.95%
December 31, 2011   39,339 $0.79560 to  $1.73216 $ 59,072   1.57%    1.35%  to   2.00%   -8.80% to   -8.21%
December 31, 2010   45,509 $0.86969 to  $1.88807 $ 74,473   1.58%    1.35%  to   2.00%   10.53% to   11.24%
December 31, 2009   51,131 $0.78450 to  $1.69810 $ 74,998   2.91%    1.35%  to   2.00%   28.83% to   29.64%
December 31, 2008   57,722 $0.60723 to  $1.31055 $ 65,031   1.82%    1.35%  to   2.00%  -44.04% to  -43.68%

                                             PRUDENTIAL JENNISON PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012  136,588 $0.81992 to  $2.39067 $264,878   0.16%    1.35%  to   2.00%   13.89% to   14.63%
December 31, 2011  156,398 $0.71775 to  $2.08665 $263,805   0.30%    1.35%  to   2.00%   -1.67% to   -1.03%
December 31, 2010  182,468 $0.72779 to  $2.10942 $309,345   0.44%    1.35%  to   2.00%    9.76% to   10.46%
December 31, 2009  193,983 $0.66114 to  $1.91072 $302,738   0.68%    1.35%  to   2.00%   40.23% to   41.12%
December 31, 2008  223,476 $0.47008 to  $1.35460 $246,262   0.52%    1.35%  to   2.00%  -38.51% to  -38.11%

                                    PRUDENTIAL SMALL CAPITALIZATION STOCK PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012   16,924 $2.40521 to  $3.64564 $ 53,499   0.61%    1.35%  to   1.65%   14.14% to   14.48%
December 31, 2011   19,186 $2.10724 to  $3.18624 $ 53,031   0.81%    1.35%  to   1.65%   -1.07% to   -0.78%
December 31, 2010   22,234 $2.13000 to  $3.21282 $ 62,028   0.82%    1.35%  to   1.65%   23.89% to   24.25%
December 31, 2009   24,533 $1.71932 to  $2.58701 $ 55,161   1.86%    1.35%  to   1.65%   23.16% to   23.51%
December 31, 2008   28,369 $1.39606 to  $2.09568 $ 51,677   1.16%    1.35%  to   1.65%  -32.16% to  -31.96%

                                      T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012   14,599 $1.08327 to  $1.48263 $ 21,529   1.22%    1.35%  to   1.65%   16.51% to   16.86%
December 31, 2011   16,365 $0.92976 to  $1.26936 $ 20,660   1.48%    1.35%  to   1.65%  -14.25% to  -14.00%
December 31, 2010   18,469 $1.08424 to  $1.47671 $ 27,104   0.93%    1.35%  to   1.65%   12.60% to   12.92%
December 31, 2009   19,690 $0.96293 to  $1.30828 $ 25,610   2.73%    1.35%  to   1.65%   49.91% to   50.37%
December 31, 2008   21,047 $0.64232 to  $0.87049 $ 18,227   1.89%    1.35%  to   1.65%  -49.54% to  -49.39%

                                         T. ROWE PRICE EQUITY INCOME PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012   28,067 $1.55020 to  $2.40943 $ 67,182   2.14%    1.35%  to   1.65%   15.24% to   15.58%
December 31, 2011   31,233 $1.34518 to  $2.08566 $ 64,734   1.73%    1.35%  to   1.65%   -2.32% to   -2.03%
December 31, 2010   34,755 $1.37716 to  $2.13003 $ 73,513   1.89%    1.35%  to   1.65%   13.16% to   13.49%
December 31, 2009   38,561 $1.21705 to  $1.87780 $ 71,894   2.00%    1.35%  to   1.65%   23.56% to   23.93%
December 31, 2008   43,431 $0.98503 to  $1.51606 $ 65,377   2.30%    1.35%  to   1.65%  -37.15% to  -36.96%

                                             INVESCO V.I. CORE EQUITY FUND
                   -------------------------------------------------------------------------------------
December 31, 2012   43,198 $1.05048 to  $2.00552 $ 85,180   0.96%    1.35%  to   1.65%   12.02% to   12.36%
December 31, 2011   49,252 $0.93773 to  $1.78573 $ 86,494   0.94%    1.35%  to   1.65%   -1.68% to   -1.40%
December 31, 2010   56,457 $0.95379 to  $1.81190 $100,796   0.96%    1.35%  to   1.65%    7.77% to    8.09%
December 31, 2009   64,231 $0.88500 to  $1.67706 $106,158   1.83%    1.35%  to   1.65%   26.20% to   26.61%
December 31, 2008   72,675 $0.70126 to  $1.32547 $ 95,030   2.04%    1.35%  to   1.65%  -31.28% to  -31.08%

                                  JANUS ASPEN JANUS PORTFOLIO -- INSTITUTIONAL SHARES
                   -------------------------------------------------------------------------------------
December 31, 2012   31,863 $0.85244 to  $1.77801 $ 55,620   0.55%    1.35%  to   1.65%   16.66% to   17.01%
December 31, 2011   35,341 $0.73068 to  $1.52032 $ 52,765   0.58%    1.35%  to   1.65%   -6.83% to   -6.57%
December 31, 2010   40,445 $0.78421 to  $1.62786 $ 64,687   1.09%    1.35%  to   1.65%   12.67% to   12.99%
December 31, 2009   45,286 $0.69604 to  $1.44140 $ 64,093   0.53%    1.35%  to   1.65%   34.14% to   34.54%
December 31, 2008   51,812 $0.51888 to  $1.07198 $ 54,523   0.73%    1.35%  to   1.65%  -40.70% to  -40.53%

                                 JANUS ASPEN OVERSEAS PORTFOLIO -- INSTITUTIONAL SHARES
                   -------------------------------------------------------------------------------------
December 31, 2012   28,534 $1.88205 to  $3.40535 $ 95,790   0.69%    1.35%  to   1.65%   11.62% to   11.96%
December 31, 2011   32,274 $1.68615 to  $3.04341 $ 96,776   0.47%    1.35%  to   1.65%  -33.27% to  -33.07%
December 31, 2010   37,127 $2.52677 to  $4.54962 $166,661   0.68%    1.35%  to   1.65%   23.28% to   23.64%
December 31, 2009   42,555 $2.04970 to  $3.68158 $154,549   0.56%    1.35%  to   1.65%   76.64% to   77.17%
December 31, 2008   48,523 $1.16037 to  $2.07911 $ 99,657   1.20%    1.35%  to   1.65%  -52.89% to  -52.75%

                                      A60

                              AT YEAR ENDED                             FOR YEAR ENDED
                   ------------------------------------  -----------------------------------------------
                                                  NET    INVESTMENT
                   UNITS       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)  LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ --------------------  -------- ---------- -----------------  ------------------
                                        MFS(R) RESEARCH SERIES -- INITIAL CLASS
                   ------------------------------------------------------------------------------------
December 31, 2012   9,422 $1.15583 to  $1.87950 $ 17,640   0.80%    1.35%  to   1.65%   15.36% to   15.72%
December 31, 2011  10,468 $1.00196 to  $1.62522 $ 16,928   0.85%    1.35%  to   1.65%   -2.07% to   -1.78%
December 31, 2010  11,770 $1.02309 to  $1.65543 $ 19,367   0.94%    1.35%  to   1.65%   14.02% to   14.36%
December 31, 2009  13,511 $0.89726 to  $1.44843 $ 19,464   1.49%    1.35%  to   1.65%   28.43% to   28.80%
December 31, 2008  15,464 $0.69863 to  $1.12501 $ 17,310   0.54%    1.35%  to   1.65%  -37.13% to  -36.94%

                                         MFS(R) GROWTH SERIES -- INITIAL CLASS
                   ------------------------------------------------------------------------------------
December 31, 2012  27,447 $1.02455 to  $1.91698 $ 52,206   0.00%    1.35%  to   1.65%   15.47% to   15.81%
December 31, 2011  30,886 $0.88728 to  $1.65595 $ 50,595   0.19%    1.35%  to   1.65%   -1.95% to   -1.65%
December 31, 2010  35,471 $0.90488 to  $1.68460 $ 59,323   0.12%    1.35%  to   1.65%   13.46% to   13.80%
December 31, 2009  40,132 $0.79756 to  $1.48114 $ 59,016   0.32%    1.35%  to   1.65%   35.43% to   35.83%
December 31, 2008  45,316 $0.58889 to  $1.09086 $ 49,106   0.23%    1.35%  to   1.65%  -38.43% to  -38.25%

                                            AMERICAN CENTURY VP VALUE FUND
                   ------------------------------------------------------------------------------------
December 31, 2012  10,985 $1.84301 to  $2.23925 $ 24,485   1.91%    1.35%  to   1.65%   12.71% to   13.05%
December 31, 2011  12,509 $1.63512 to  $1.98177 $ 24,681   2.03%    1.35%  to   1.65%   -0.62% to   -0.33%
December 31, 2010  13,742 $1.64535 to  $1.98934 $ 27,219   2.20%    1.35%  to   1.65%   11.58% to   11.91%
December 31, 2009  15,043 $1.47454 to  $1.77852 $ 26,635   5.79%    1.35%  to   1.65%   17.92% to   18.27%
December 31, 2008  17,240 $1.25041 to  $1.50461 $ 25,826   2.56%    1.35%  to   1.65%  -27.97% to  -27.75%

                            FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND -- CLASS 2
                   ------------------------------------------------------------------------------------
December 31, 2012  13,253 $1.11808 to  $1.94109 $ 25,079   0.00%    1.35%  to   1.65%    9.04% to    9.37%
December 31, 2011  14,860 $1.02535 to  $1.77574 $ 25,731   0.00%    1.35%  to   1.65%   -6.37% to   -6.09%
December 31, 2010  16,566 $1.09508 to  $1.89197 $ 30,563   0.00%    1.35%  to   1.65%   25.55% to   25.93%
December 31, 2009  17,918 $0.87224 to  $1.50320 $ 26,268   0.00%    1.35%  to   1.65%   41.25% to   41.68%
December 31, 2008  19,232 $0.61753 to  $1.06167 $ 19,939   0.00%    1.35%  to   1.65%  -43.43% to  -43.26%

                                       PRUDENTIAL JENNISON 20/20 FOCUS PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2012  25,911 $1.70567 to  $1.81563 $ 46,983   0.00%    1.35%  to   1.65%    9.23% to    9.55%
December 31, 2011  29,076 $1.56151 to  $1.65810 $ 48,160   0.08%    1.35%  to   1.65%   -5.72% to   -5.44%
December 31, 2010  32,078 $1.65622 to  $1.75443 $ 56,225   0.00%    1.35%  to   1.65%    6.08% to    6.40%
December 31, 2009  35,692 $1.56131 to  $1.64969 $ 58,835   0.48%    1.35%  to   1.65%   55.28% to   55.73%
December 31, 2008  38,183 $1.00550 to  $1.05981 $ 40,440   0.56%    1.35%  to   1.65%  -40.14% to  -39.96%

                                                 DAVIS VALUE PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2012  23,262 $1.12101 to  $1.16370 $ 26,878   1.57%    1.35%  to   1.65%   11.23% to   11.57%
December 31, 2011  27,280 $1.00779 to  $1.04304 $ 28,266   0.81%    1.35%  to   1.65%   -5.73% to   -5.45%
December 31, 2010  31,083 $1.06904 to  $1.10314 $ 34,079   1.31%    1.35%  to   1.65%   10.93% to   11.25%
December 31, 2009  34,701 $0.96368 to  $0.99157 $ 34,218   0.88%    1.35%  to   1.65%   29.03% to   29.41%
December 31, 2008  39,032 $0.74684 to  $0.76620 $ 29,758   0.93%    1.35%  to   1.65%  -41.30% to  -41.12%

                               ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B
                   ------------------------------------------------------------------------------------
December 31, 2012   7,753 $0.66012 to  $0.68598 $  5,274   0.03%    1.35%  to   1.65%   14.23% to   14.58%
December 31, 2011   7,628 $0.57787 to  $0.59869 $  4,532   0.09%    1.35%  to   1.65%   -4.83% to   -4.56%
December 31, 2010   8,341 $0.60717 to  $0.62731 $  5,196   0.28%    1.35%  to   1.65%    8.05% to    8.37%
December 31, 2009   9,659 $0.56193 to  $0.57885 $  5,555   0.00%    1.35%  to   1.65%   34.88% to   35.31%
December 31, 2008  10,045 $0.41663 to  $0.42781 $  4,273   0.00%    1.35%  to   1.65%  -40.80% to  -40.62%

                                        PRUDENTIAL SP SMALL CAP VALUE PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2012  52,822 $1.54910 to  $2.05619 $100,418   0.45%    1.35%  to   2.00%   13.78% to   14.51%
December 31, 2011  62,060 $1.36006 to  $1.79660 $103,381   0.68%    1.35%  to   2.00%   -4.67% to   -4.06%
December 31, 2010  72,892 $1.42540 to  $1.87355 $127,033   0.65%    1.35%  to   2.00%   23.80% to   24.59%
December 31, 2009  84,747 $1.15021 to  $1.50448 $119,017   1.52%    1.35%  to   2.00%   28.23% to   29.05%
December 31, 2008  94,790 $0.89606 to  $1.16633 $103,259   1.11%    1.35%  to   2.00%  -31.87% to  -31.43%

                                     JANUS ASPEN JANUS PORTFOLIO -- SERVICE SHARES
                   ------------------------------------------------------------------------------------
December 31, 2012   9,526 $0.70809 to  $1.58757 $ 10,868   0.43%    1.40%  to   2.00%   15.96% to   16.65%
December 31, 2011  11,019 $0.60888 to  $1.36100 $ 10,839   0.43%    1.40%  to   2.00%   -7.39% to   -6.84%
December 31, 2010  13,323 $0.65560 to  $1.46090 $ 13,998   0.36%    1.40%  to   2.00%   12.02% to   12.68%
December 31, 2009  16,117 $0.58350 to  $1.29652 $ 14,998   0.39%    1.40%  to   2.00%   33.34% to   34.14%
December 31, 2008  18,115 $0.43625 to  $0.96655 $ 12,589   0.58%    1.40%  to   2.00%  -41.05% to  -40.70%

                                      A61

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                  PRUDENTIAL SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   59,367 $ 1.29003 to  $ 2.87251 $  124,761   0.41%    1.35%  to   2.00%   14.58% to   15.32%
December 31, 2011   69,627 $ 1.12252 to  $ 2.49218 $  128,003   0.59%    1.35%  to   2.00%    0.22% to    0.86%
December 31, 2010   84,602 $ 1.11678 to  $ 2.47225 $  155,289   0.41%    1.35%  to   2.00%   18.08% to   18.82%
December 31, 2009   63,068 $ 0.94298 to  $ 2.08159 $   96,283   0.74%    1.35%  to   2.00%   39.10% to   40.00%
December 31, 2008   71,243 $ 0.67589 to  $ 1.48767 $   77,729   0.30%    1.35%  to   2.00%  -37.48% to  -37.08%

                                        PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   30,107 $ 0.76353 to  $ 1.89389 $   42,782   0.64%    1.35%  to   2.00%   19.99% to   20.77%
December 31, 2011   35,232 $ 0.63438 to  $ 1.56912 $   41,592   1.32%    1.35%  to   2.00%  -16.58% to  -16.04%
December 31, 2010   41,904 $ 0.75821 to  $ 1.86993 $   58,478   1.53%    1.35%  to   2.00%   11.78% to   12.49%
December 31, 2009   48,242 $ 0.67634 to  $ 1.66303 $   59,612   2.20%    1.35%  to   2.00%   34.47% to   35.33%
December 31, 2008   54,358 $ 0.50159 to  $ 1.22951 $   48,943   1.65%    1.35%  to   2.00%  -51.27% to  -50.96%

                                        PRUDENTIAL SP INTERNATIONAL VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   25,837 $ 1.06080 to  $ 1.84942 $   39,628   2.67%    1.40%  to   2.00%   14.62% to   15.31%
December 31, 2011   29,946 $ 0.92278 to  $ 1.60798 $   39,901   2.49%    1.40%  to   2.00%  -14.80% to  -14.29%
December 31, 2010   35,175 $ 1.07986 to  $ 1.88082 $   54,613   2.19%    1.40%  to   2.00%    8.64% to    9.28%
December 31, 2009   41,016 $ 0.99108 to  $ 1.72527 $   57,944   3.14%    1.40%  to   2.00%   29.75% to   30.52%
December 31, 2008   46,484 $ 0.76162 to  $ 1.32501 $   50,078   2.78%    1.40%  to   2.00%  -45.16% to  -44.83%

                                        AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   13,355 $ 8.63614 to  $14.71569 $  146,463   1.04%    0.55%  to   3.25%   15.77% to   19.01%
December 31, 2011    9,455 $ 7.28539 to  $12.53734 $   86,332   1.05%    0.55%  to   3.25%  -15.50% to   -6.04%
December 31, 2010    6,153 $ 7.59413 to  $13.52811 $   60,572   1.29%    0.55%  to   3.25%    6.61% to   11.82%
December 31, 2009    2,660 $ 6.96102 to  $12.21751 $   21,591   3.03%    0.95%  to   2.95%   16.39% to   20.67%
December 31, 2008    1,268 $ 6.41698 to  $ 7.21408 $    8,747   1.64%    1.15%  to   2.40%  -42.08% to  -36.88%

                                       AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012        0 $ 8.96281 to  $15.36293 $        0   0.00%    0.55%  to   3.15%    8.08% to    9.07%
December 31, 2011    6,970 $ 8.24244 to  $14.15216 $   73,988   1.02%    0.55%  to   3.15%   -5.83% to    3.00%
December 31, 2010    4,547 $ 8.07352 to  $13.93020 $   46,365   1.07%    0.55%  to   3.15%    6.83% to   12.77%
December 31, 2009    1,691 $ 7.27792 to  $12.47459 $   14,155   2.22%    0.95%  to   2.95%   15.01% to   23.81%
December 31, 2008      873 $ 6.57914 to  $ 7.56473 $    6,322   2.15%    1.00%  to   2.40%  -36.28% to  -30.56%

                                    AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012  199,002 $ 9.92265 to  $14.04822 $2,231,745   1.93%    0.55%  to   3.25%    7.52% to   10.53%
December 31, 2011  141,598 $ 9.34142 to  $12.88722 $1,453,229   1.58%    0.55%  to   3.25%   -6.51% to   -3.91%
December 31, 2010  107,550 $ 9.72815 to  $13.59785 $1,162,964   0.55%    0.55%  to   3.25%    6.71% to   10.76%
December 31, 2009   22,057 $ 9.00260 to  $12.39836 $  217,747   0.99%    0.95%  to   2.95%   22.19% to   26.21%
December 31, 2008    3,114 $ 7.13279 to  $ 8.26716 $   24,553   1.96%    0.95%  to   2.65%  -32.00% to  -27.07%

                                            AST COHEN & STEERS REALTY PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   12,446 $10.07765 to  $21.69183 $  173,092   1.29%    0.55%  to   3.25%   11.59% to   14.71%
December 31, 2011    7,109 $ 8.82419 to  $19.17281 $   87,243   0.74%    0.55%  to   3.25%   -6.17% to    6.00%
December 31, 2010    5,413 $ 8.36127 to  $18.33755 $   62,985   1.27%    0.55%  to   3.25%   17.09% to   27.48%
December 31, 2009    1,873 $ 6.56219 to  $14.52687 $   17,283   2.75%    0.95%  to   2.95%   28.83% to   51.09%
December 31, 2008    1,380 $ 5.02371 to  $ 8.21151 $   10,255   4.90%    1.00%  to   2.40%  -36.58% to  -35.69%

                                     AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012  118,657 $10.48017 to  $13.12718 $1,364,558   1.44%    0.55%  to   3.25%    7.11% to   10.11%
December 31, 2011   76,239 $ 9.75906 to  $12.08786 $  808,699   0.90%    0.55%  to   3.25%   -3.02% to   -0.32%
December 31, 2010   56,172 $ 9.90157 to  $12.29454 $  609,347   0.37%    0.55%  to   3.25%    4.24% to    7.11%
December 31, 2009   26,845 $ 9.38319 to  $11.67943 $  282,556   0.82%    0.95%  to   2.95%   15.12% to   20.87%
December 31, 2008   12,707 $ 7.82060 to  $ 9.52935 $  113,204   0.32%    0.95%  to   2.75%  -21.01% to  -18.39%

                                               AST BLACKROCK VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   10,223 $ 8.77264 to  $15.29152 $  115,122   1.05%    0.55%  to   3.25%    9.71% to   12.78%
December 31, 2011    5,454 $ 7.80945 to  $13.74775 $   54,139   0.80%    0.55%  to   3.25%  -10.70% to   -1.04%
December 31, 2010    2,189 $ 7.92255 to  $14.08474 $   21,392   1.38%    0.55%  to   3.25%    5.71% to   11.38%
December 31, 2009    1,483 $ 7.11289 to  $12.77034 $   12,662   0.86%    0.95%  to   2.95%   15.49% to   26.46%
December 31, 2008    1,121 $ 6.32963 to  $ 7.95205 $    8,361   2.41%    1.00%  to   2.40%  -38.77% to  -37.92%

                                      A62

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                                AST HIGH YIELD PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  17,069 $11.01858 to  $15.76773 $211,916   5.75%    0.55%  to   3.25%   10.17% to   13.25%
December 31, 2011   9,602 $ 9.75907 to  $14.11698 $107,095   6.86%    0.55%  to   3.25%   -2.53% to    2.61%
December 31, 2010   6,243 $10.64904 to  $13.94919 $ 69,557   3.61%    0.55%  to   3.25%    6.67% to   12.43%
December 31, 2009   1,858 $ 9.86035 to  $12.52966 $ 19,507   3.94%    0.95%  to   2.90%   24.31% to   34.28%
December 31, 2008     769 $ 7.42367 to  $ 7.97763 $  6,054   8.92%    0.95%  to   2.40%  -27.29% to  -25.76%

                                        AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   9,818 $ 9.51449 to  $16.96161 $116,290   0.00%    0.55%  to   3.25%   16.17% to   19.41%
December 31, 2011   5,925 $ 7.99180 to  $14.40189 $ 59,777   0.45%    0.55%  to   3.25%  -19.59% to  -13.59%
December 31, 2010   3,503 $ 9.80048 to  $16.89809 $ 40,832   0.04%    0.55%  to   3.25%   20.64% to   31.30%
December 31, 2009   1,490 $ 7.46424 to  $12.99734 $ 12,797   0.20%    0.95%  to   2.55%   29.38% to   31.41%
December 31, 2008     741 $ 5.92475 to  $ 7.39352 $  5,080   0.00%    1.15%  to   2.40%  -45.41% to  -38.18%

                                               AST MID-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   5,850 $10.19368 to  $17.66406 $ 73,924   0.44%    0.55%  to   3.25%   14.56% to   17.76%
December 31, 2011   3,655 $ 8.68256 to  $15.20886 $ 39,679   0.70%    0.55%  to   3.25%  -12.84% to   -3.98%
December 31, 2010   2,712 $ 9.84588 to  $16.05923 $ 30,901   0.46%    0.55%  to   3.25%   13.94% to   22.45%
December 31, 2009     919 $ 8.24232 to  $13.24524 $  8,484   1.75%    0.95%  to   2.95%   31.78% to   37.58%
December 31, 2008     519 $ 6.33563 to  $ 7.22665 $  3,559   1.05%    1.15%  to   2.40%  -39.58% to  -34.05%

                                              AST SMALL-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   6,003 $10.03524 to  $17.11423 $ 73,641   0.41%    0.55%  to   3.25%   14.31% to   17.51%
December 31, 2011   4,291 $ 8.56576 to  $14.76666 $ 45,405   0.60%    0.55%  to   3.25%  -13.58% to   -6.49%
December 31, 2010   3,661 $10.21456 to  $16.01106 $ 41,903   0.41%    0.55%  to   3.25%   13.88% to   24.81%
December 31, 2009   1,917 $ 8.19364 to  $12.95541 $ 17,742   1.67%    0.95%  to   2.95%   24.02% to   29.87%
December 31, 2008   1,506 $ 6.56669 to  $ 8.14863 $ 11,281   1.14%    1.00%  to   2.40%  -31.37% to  -25.48%

                                     AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   9,486 $10.63210 to  $15.38733 $114,812   0.22%    0.55%  to   3.25%   15.87% to   19.11%
December 31, 2011   5,661 $ 8.95362 to  $13.09897 $ 58,548   0.16%    0.55%  to   3.25%  -10.43% to   -4.48%
December 31, 2010   5,727 $ 9.78196 to  $13.90429 $ 63,050   0.07%    0.55%  to   3.25%    6.48% to    9.25%
December 31, 2009   3,085 $ 8.95378 to  $12.85313 $ 32,211   0.00%    0.95%  to   2.95%   27.10% to   47.99%
December 31, 2008   1,115 $ 6.05017 to  $ 7.74360 $  8,051   0.14%    0.95%  to   2.40%  -41.67% to  -34.07%

                                       AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  13,956 $10.46013 to  $17.71525 $182,448   0.00%    0.55%  to   3.25%   15.72% to   18.96%
December 31, 2011   8,276 $ 8.81982 to  $15.09953 $ 93,020   0.00%    0.55%  to   3.25%  -11.35% to   -3.51%
December 31, 2010   7,400 $10.81269 to  $15.86600 $ 88,581   0.00%    0.55%  to   3.25%   12.74% to   18.70%
December 31, 2009   2,818 $ 9.33692 to  $13.49906 $ 30,759   0.00%    0.95%  to   2.95%   33.32% to   55.61%
December 31, 2008     953 $ 6.59238 to  $ 7.63476 $  6,917   0.00%    1.00%  to   2.40%  -42.18% to  -35.31%

                                              AST LARGE-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  22,984 $ 8.05750 to  $15.24503 $236,678   3.18%    0.55%  to   3.25%   13.08% to   16.24%
December 31, 2011  12,016 $ 6.95898 to  $13.29726 $105,206   1.21%    0.55%  to   3.25%  -10.31% to   -4.71%
December 31, 2010   8,210 $ 7.33176 to  $14.14819 $ 73,771   0.98%    0.95%  to   3.25%    5.18% to   12.09%
December 31, 2009   7,331 $ 6.54070 to  $12.74667 $ 56,990   2.87%    0.95%  to   2.95%   16.63% to   26.67%
December 31, 2008   7,349 $ 5.52836 to  $ 6.82177 $ 48,882   2.22%    0.95%  to   2.40%  -42.86% to  -39.90%

                                       AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  43,060 $10.94845 to  $15.11073 $513,536   1.11%    0.55%  to   3.25%    2.48% to    5.35%
December 31, 2011  20,912 $10.42419 to  $14.54337 $245,855   1.20%    0.55%  to   3.25%    4.25% to    9.56%
December 31, 2010   4,379 $10.70748 to  $13.45763 $ 50,715   5.46%    0.55%  to   3.25%    7.21% to   12.35%
December 31, 2009   1,958 $10.22891 to  $12.09710 $ 21,733   7.38%    0.95%  to   2.90%   19.82% to   33.34%
December 31, 2008   1,183 $ 8.17364 to  $ 8.54833 $  9,951   8.49%    1.15%  to   2.40%  -25.05% to  -24.13%

                                          AST MARSICO CAPITAL GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  16,939 $ 9.89077 to  $16.00178 $195,765   0.38%    0.55%  to   3.25%    8.61% to   11.65%
December 31, 2011  11,182 $ 8.89389 to  $14.53184 $117,841   0.30%    0.55%  to   3.25%   -8.96% to   -1.46%
December 31, 2010   9,228 $ 9.06112 to  $14.95140 $ 99,289   0.61%    0.55%  to   3.25%   11.96% to   18.63%
December 31, 2009   5,649 $ 7.63844 to  $12.72864 $ 50,094   0.84%    0.95%  to   2.95%   26.37% to   28.54%
December 31, 2008   4,708 $ 6.23147 to  $ 7.27809 $ 33,179   0.51%    1.00%  to   2.40%  -44.98% to  -39.89%

                                      A63

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                                  AST MFS GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012    6,309 $10.55752 to  $15.06982 $   74,107   0.00%    0.55%  to   3.25%   13.27% to   16.44%
December 31, 2011    3,218 $ 9.10275 to  $13.12223 $   33,301   0.36%    0.55%  to   3.25%   -7.50% to   -1.14%
December 31, 2010    2,603 $ 9.24407 to  $13.45761 $   27,605   0.10%    0.55%  to   3.25%    7.59% to   11.72%
December 31, 2009      986 $ 8.27409 to  $12.16473 $    9,338   0.16%    0.95%  to   2.95%   20.52% to   23.13%
December 31, 2008      674 $ 6.96848 to  $ 8.31391 $    5,322   0.26%    1.00%  to   2.40%  -37.80% to  -31.22%

                                       AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   15,458 $10.25722 to  $17.17555 $  192,774   0.00%    0.55%  to   3.25%    8.72% to   11.77%
December 31, 2011    8,614 $ 9.20532 to  $15.58152 $  100,645   0.00%    0.55%  to   3.25%   -7.23% to    1.13%
December 31, 2010    5,335 $ 9.35229 to  $15.62143 $   64,482   0.00%    0.55%  to   3.25%   18.48% to   27.47%
December 31, 2009    2,096 $ 7.52062 to  $12.37664 $   20,645   0.00%    0.95%  to   2.95%   23.25% to   28.57%
December 31, 2008    1,398 $ 6.43407 to  $ 8.62745 $   11,182   0.00%    1.15%  to   2.40%  -44.52% to  -36.46%

                                     AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   11,618 $10.11103 to  $18.27003 $  142,067   0.94%    0.55%  to   3.25%   13.32% to   16.48%
December 31, 2011    8,187 $ 8.70651 to  $15.90297 $   86,810   0.99%    0.55%  to   3.25%  -12.72% to   -3.02%
December 31, 2010    7,174 $ 9.62757 to  $16.62562 $   78,392   1.02%    0.55%  to   3.25%   11.27% to   22.27%
December 31, 2009    3,024 $ 7.99019 to  $13.73161 $   26,629   1.77%    0.95%  to   2.90%   34.71% to   39.32%
December 31, 2008    1,606 $ 5.79288 to  $ 6.90162 $   10,553   1.70%    0.95%  to   2.40%  -43.61% to  -37.17%

                                         AST PIMCO LIMITED MATURITY BOND PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   20,118 $ 9.99469 to  $12.61643 $  218,837   1.17%    0.55%  to   3.25%    1.29% to    4.12%
December 31, 2011   15,357 $ 9.86766 to  $12.18917 $  164,143   0.86%    0.55%  to   3.25%   -1.07% to    1.68%
December 31, 2010    9,358 $ 9.97411 to  $12.07057 $  102,959   2.31%    0.55%  to   3.25%   -0.33% to    2.92%
December 31, 2009    4,168 $10.42590 to  $11.78015 $   48,312   5.30%    0.95%  to   2.95%    4.36% to    9.19%
December 31, 2008    2,767 $ 9.71676 to  $10.83660 $   29,608   5.18%    1.00%  to   2.40%   -2.91% to    0.11%

                                         AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   19,042 $ 8.48182 to  $15.92130 $  206,693   0.18%    0.55%  to   3.25%   13.43% to   16.61%
December 31, 2011    5,793 $ 7.30270 to  $13.84402 $   53,933   1.15%    0.55%  to   3.25%  -10.17% to   -2.18%
December 31, 2010    4,615 $ 7.31183 to  $14.34884 $   43,678   1.20%    0.95%  to   3.25%    4.43% to   12.18%
December 31, 2009    2,161 $ 6.68122 to  $12.91774 $   16,542   3.44%    0.95%  to   2.95%   20.89% to   27.90%
December 31, 2008      798 $ 5.65507 to  $ 6.73924 $    5,075   3.35%    1.00%  to   2.40%  -43.25% to  -42.46%

                                             AST QMA US EQUITY ALPHA PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012    5,427 $ 9.53931 to  $17.10866 $   67,692   0.71%    0.55%  to   2.95%   15.39% to   18.15%
December 31, 2011    2,688 $ 8.14600 to  $14.68191 $   27,992   0.73%    0.55%  to   2.95%    0.50% to    2.89%
December 31, 2010    1,934 $ 7.98785 to  $14.46757 $   19,154   0.58%    0.55%  to   2.95%    8.14% to   13.97%
December 31, 2009      983 $ 7.12555 to  $12.82018 $    7,830   1.73%    0.95%  to   2.95%   18.97% to   27.22%
December 31, 2008      754 $ 5.90465 to  $ 7.04101 $    5,014   2.28%    0.95%  to   2.40%  -40.16% to  -39.29%

                                       AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   30,858 $ 7.88745 to  $13.79902 $  313,815   0.41%    0.55%  to   3.25%    0.24% to    3.05%
December 31, 2011   21,581 $ 7.67745 to  $13.57744 $  220,749   0.61%    0.55%  to   3.25%  -22.38% to  -15.39%
December 31, 2010   18,820 $ 9.78665 to  $16.26883 $  237,118   0.41%    0.55%  to   3.25%   15.18% to   19.32%
December 31, 2009    9,564 $ 8.23044 to  $13.76951 $  111,200   1.38%    0.95%  to   2.95%   32.80% to   47.95%
December 31, 2008    6,046 $ 5.58255 to  $ 9.18555 $   50,318   0.62%    1.00%  to   2.40%  -51.16% to  -45.19%

                                        AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012  427,079 $10.69535 to  $14.81356 $5,131,917   1.21%    0.55%  to   3.25%    9.80% to   12.87%
December 31, 2011  229,101 $ 9.50439 to  $13.30691 $2,473,645   1.10%    0.55%  to   3.25%   -4.90% to    1.42%
December 31, 2010  146,126 $ 9.85367 to  $13.30202 $1,581,659   0.78%    0.55%  to   3.25%    5.89% to   10.49%
December 31, 2009   42,023 $ 9.03658 to  $12.15888 $  421,914   2.06%    0.95%  to   2.95%   20.34% to   22.97%
December 31, 2008   16,314 $ 7.43372 to  $ 8.81488 $  135,699   1.83%    0.95%  to   2.65%  -27.86% to  -23.34%

                                              AST MFS GLOBAL EQUITY PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   15,072 $10.68753 to  $16.86736 $  188,579   1.03%    0.55%  to   3.25%   19.07% to   22.40%
December 31, 2011    8,288 $ 8.75800 to  $13.97222 $   87,581   0.51%    0.55%  to   3.25%  -12.73% to   -3.66%
December 31, 2010    6,015 $ 9.74368 to  $14.70491 $   67,368   0.40%    0.55%  to   3.25%    7.95% to   10.99%
December 31, 2009    1,713 $ 8.77866 to  $13.37974 $   18,281   1.77%    0.95%  to   2.95%   28.43% to   32.84%
December 31, 2008      924 $ 7.15759 to  $ 9.03881 $    7,771   1.24%    1.00%  to   2.40%  -35.54% to  -28.62%

                                      A64

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                        AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   14,337 $ 9.30017 to  $15.23803 $  159,507   1.68%    0.55%  to   3.25%   17.94% to   21.24%
December 31, 2011    9,785 $ 7.70131 to  $12.74350 $   90,598   1.40%    0.55%  to   3.25%  -18.08% to   -9.65%
December 31, 2010    8,842 $ 8.34866 to  $14.30022 $   90,495   0.97%    0.55%  to   3.25%    4.10% to    7.63%
December 31, 2009    3,788 $ 8.06067 to  $13.60349 $   36,077   3.65%    0.95%  to   2.95%   32.70% to   34.60%
December 31, 2008    1,881 $ 5.98845 to  $ 8.06508 $   13,887   2.59%    0.95%  to   2.40%  -42.76% to  -36.31%

                                          AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   17,788 $10.32374 to  $13.40697 $  196,194   2.36%    0.55%  to   3.25%    1.80% to    4.65%
December 31, 2011   10,426 $ 9.89515 to  $12.88781 $  113,539   2.50%    0.55%  to   3.25%   -1.04% to    3.55%
December 31, 2010    6,415 $10.20242 to  $12.51967 $   70,483   2.41%    0.55%  to   3.25%    2.24% to    4.75%
December 31, 2009    2,631 $10.44910 to  $11.97584 $   30,156   7.16%    0.95%  to   2.55%    9.49% to   11.06%
December 31, 2008    2,190 $ 9.44110 to  $10.80461 $   22,605   5.04%    1.00%  to   2.40%   -5.95% to   -3.40%

                                     AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   62,039 $ 8.89580 to  $14.81394 $  604,521   0.26%    0.55%  to   3.25%    7.39% to   10.40%
December 31, 2011   29,416 $ 8.08980 to  $13.60557 $  265,956   0.27%    0.55%  to   3.25%  -12.57% to   -4.36%
December 31, 2010   15,551 $ 8.45893 to  $14.36696 $  151,898   0.49%    0.95%  to   2.95%   11.35% to   13.56%
December 31, 2009   16,369 $ 7.44914 to  $12.77693 $  141,974   1.06%    0.95%  to   2.95%    1.10% to   27.22%
December 31, 2008    5,852 $ 5.85514 to  $ 7.01024 $   39,367   0.72%    0.95%  to   2.40%  -43.68% to  -37.29%

                                       AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012  393,994 $ 9.82079 to  $14.63036 $4,452,563   0.79%    0.55%  to   3.25%   10.02% to   13.10%
December 31, 2011  287,989 $ 8.76109 to  $13.11625 $2,893,895   0.51%    0.55%  to   3.25%   -9.16% to   -2.96%
December 31, 2010  297,589 $ 9.03449 to  $13.70422 $3,101,702   1.02%    0.55%  to   3.25%    7.43% to   12.31%
December 31, 2009  182,179 $ 8.15083 to  $12.32315 $1,672,572   1.87%    0.95%  to   2.95%   21.96% to   24.15%
December 31, 2008  113,271 $ 6.59783 to  $ 7.79077 $  849,426   0.98%    0.95%  to   2.75%  -36.68% to  -31.11%

                                     AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012  347,097 $ 9.96722 to  $14.15903 $3,909,210   0.97%    0.55%  to   3.25%    8.90% to   11.95%
December 31, 2011  269,022 $ 8.98306 to  $12.82397 $2,725,760   0.62%    0.55%  to   3.25%   -5.82% to   -3.20%
December 31, 2010  241,208 $ 9.28559 to  $13.43083 $2,538,982   0.83%    0.55%  to   3.25%    7.15% to   10.91%
December 31, 2009  135,488 $ 8.48293 to  $12.22943 $1,275,037   2.33%    0.95%  to   2.95%   21.03% to   23.19%
December 31, 2008   99,125 $ 6.92031 to  $ 7.99594 $  766,747   1.13%    0.95%  to   2.75%  -33.66% to  -28.71%

                                          AST BALANCED ASSET ALLOCATION PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012  451,333 $10.33901 to  $14.19558 $5,203,726   0.92%    0.55%  to   3.25%    8.81% to   11.86%
December 31, 2011  339,582 $ 9.27105 to  $12.86748 $3,548,073   0.63%    0.55%  to   3.25%   -7.28% to   -1.76%
December 31, 2010  308,411 $ 9.68344 to  $13.27946 $3,322,650   0.78%    0.55%  to   3.25%    6.51% to   11.26%
December 31, 2009  196,484 $ 8.76833 to  $12.05401 $1,919,182   1.22%    0.95%  to   2.95%    0.42% to   22.14%
December 31, 2008   53,051 $ 7.30442 to  $ 8.27064 $  424,592   1.06%    0.95%  to   2.75%  -30.61% to  -26.37%

                                        AST PRESERVATION ASSET ALLOCATION PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012  367,594 $10.51490 to  $13.51575 $4,290,630   1.09%    0.55%  to   3.25%    6.78% to    9.77%
December 31, 2011  264,390 $ 9.60825 to  $12.48452 $2,869,173   0.90%    0.55%  to   3.25%   -3.91% to    0.44%
December 31, 2010  199,628 $10.40137 to  $12.60207 $2,211,567   1.26%    0.55%  to   3.25%    4.97% to    9.53%
December 31, 2009  115,717 $ 9.58079 to  $11.61945 $1,210,537   0.92%    0.95%  to   2.95%   -0.03% to   18.91%
December 31, 2008   30,030 $ 8.12914 to  $ 9.09941 $  265,987   0.81%    0.95%  to   2.75%  -21.64% to  -18.78%

                                         AST FIRST TRUST BALANCED TARGET PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012  211,694 $ 9.58449 to  $14.47747 $2,406,115   1.88%    0.55%  to   3.25%    7.03% to   10.03%
December 31, 2011  130,049 $ 8.78893 to  $13.34133 $1,346,840   1.74%    0.55%  to   3.25%   -6.65% to   -2.05%
December 31, 2010   95,851 $ 8.97842 to  $13.80890 $1,008,799   1.36%    0.55%  to   3.25%    9.25% to   13.29%
December 31, 2009   37,024 $ 8.03026 to  $12.30994 $  325,778   3.84%    0.95%  to   2.95%   20.65% to   23.42%
December 31, 2008   18,094 $ 6.57782 to  $ 7.34272 $  130,124   2.24%    0.95%  to   2.65%  -36.18% to  -32.22%

                                   AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012  248,630 $ 8.86900 to  $14.47559 $2,804,356   1.30%    0.55%  to   3.25%    9.25% to   12.30%
December 31, 2011  148,843 $ 7.98786 to  $13.06962 $1,485,879   1.18%    0.55%  to   3.25%  -11.82% to   -6.73%
December 31, 2010  131,381 $ 8.66171 to  $14.20708 $1,380,684   0.85%    0.55%  to   3.25%   14.30% to   17.90%
December 31, 2009   58,998 $ 7.40130 to  $12.16947 $  483,351   2.18%    0.95%  to   2.95%    0.09% to   24.79%
December 31, 2008   23,483 $ 5.97509 to  $ 6.74838 $  154,549   1.25%    0.95%  to   2.75%  -42.30% to  -37.21%

                                      A65

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                             AST ADVANCED STRATEGIES PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012  343,976 $10.48694 to  $15.17148 $4,121,284   1.27%    0.55%  to   3.25%    9.95% to   13.02%
December 31, 2011  193,663 $ 9.30664 to  $13.61010 $2,075,520   1.03%    0.55%  to   3.25%   -6.93% to   -0.44%
December 31, 2010  137,362 $ 9.94879 to  $13.85960 $1,496,355   0.91%    0.55%  to   3.25%    8.08% to   12.64%
December 31, 2009   51,794 $ 8.94949 to  $12.42655 $  502,645   2.84%    0.95%  to   2.95%   22.94% to   25.01%
December 31, 2008   27,547 $ 7.19429 to  $ 7.98587 $  214,852   1.96%    0.95%  to   2.65%  -31.62% to  -27.56%

                                        AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   26,918 $10.57497 to  $16.64347 $  334,820   0.00%    0.55%  to   3.25%   13.76% to   16.94%
December 31, 2011   16,190 $ 9.07073 to  $14.43104 $  173,497   0.00%    0.55%  to   3.25%   -9.08% to   -2.24%
December 31, 2010   13,777 $10.04316 to  $14.96577 $  152,422   0.00%    0.55%  to   3.25%   10.53% to   14.72%
December 31, 2009    6,994 $ 8.97301 to  $13.17447 $   67,092   0.00%    0.95%  to   2.95%   31.06% to   51.93%
December 31, 2008    5,295 $ 6.20861 to  $ 6.64158 $   33,149   0.14%    1.00%  to   2.40%  -41.96% to  -38.73%

                                                 AST MONEY MARKET PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   24,863 $ 8.99838 to  $10.31714 $  240,224   0.01%    0.55%  to   3.25%   -3.25% to   -0.54%
December 31, 2011   24,015 $ 9.26367 to  $10.43487 $  236,147   0.02%    0.55%  to   3.25%   -3.22% to   -0.52%
December 31, 2010   12,763 $ 9.53428 to  $10.55197 $  128,581   0.02%    0.55%  to   3.25%   -2.84% to   -0.43%
December 31, 2009    6,856 $ 9.80318 to  $10.67105 $   71,974   0.24%    0.95%  to   2.95%   -2.34% to   -0.70%
December 31, 2008    6,401 $10.04509 to  $10.76754 $   68,076   2.25%    0.95%  to   2.65%   -0.14% to    1.54%

                                               AST SMALL-CAP GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012    9,973 $ 9.69125 to  $18.80226 $  133,149   0.00%    0.55%  to   3.25%    8.52% to   11.56%
December 31, 2011    7,586 $ 8.71343 to  $17.08879 $   91,234   0.00%    0.55%  to   3.25%  -12.02% to   -1.52%
December 31, 2010    5,749 $11.41543 to  $17.59375 $   70,222   0.21%    0.55%  to   3.25%   25.34% to   35.13%
December 31, 2009    3,575 $ 8.52896 to  $13.14833 $   31,797   0.05%    0.95%  to   2.95%   30.52% to   32.65%
December 31, 2008    3,394 $ 6.42979 to  $ 6.77186 $   22,897   0.00%    0.95%  to   2.40%  -36.52% to  -33.33%

                                           AST PIMCO TOTAL RETURN BOND PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012  205,774 $10.81598 to  $14.46865 $2,382,350   2.53%    0.55%  to   3.25%    5.76% to    8.72%
December 31, 2011  139,943 $ 9.99564 to  $13.38718 $1,518,001   1.84%    0.55%  to   3.25%   -0.17% to    2.61%
December 31, 2010  113,266 $10.24378 to  $13.12390 $1,231,961   1.52%    0.55%  to   3.25%    2.38% to    6.70%
December 31, 2009   51,426 $ 9.92546 to  $12.32370 $  540,684   0.63%    0.95%  to   2.95%   -0.60% to   15.43%
December 31, 2008    2,743 $ 9.36846 to  $10.69755 $   28,962   3.78%    0.95%  to   2.40%   -6.45% to   -3.18%

                                             AST INTERNATIONAL VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012    6,716 $ 8.13719 to  $14.02985 $   70,251   2.14%    0.55%  to   3.25%   12.88% to   16.03%
December 31, 2011    4,763 $ 7.04041 to  $12.25942 $   43,196   1.53%    0.55%  to   3.25%  -21.55% to  -13.03%
December 31, 2010    3,757 $ 7.92905 to  $14.29181 $   39,039   0.70%    0.55%  to   3.25%    7.59% to   10.04%
December 31, 2009    1,307 $ 7.38580 to  $13.11671 $   11,673   2.16%    0.95%  to   2.95%   27.44% to   29.64%
December 31, 2008      761 $ 6.22962 to  $ 7.03242 $    5,280   2.62%    1.15%  to   2.40%  -45.32% to  -38.11%

                                             AST INTERNATIONAL GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   16,433 $ 8.40498 to  $15.04565 $  167,285   1.04%    0.55%  to   3.25%   16.45% to   19.70%
December 31, 2011    7,248 $ 7.04917 to  $12.74401 $   63,232   0.64%    0.55%  to   3.25%  -18.51% to  -13.40%
December 31, 2010    3,921 $ 7.97297 to  $14.92060 $   40,509   0.29%    0.55%  to   3.25%   11.22% to   14.67%
December 31, 2009    1,455 $ 7.20534 to  $13.28533 $   11,795   1.59%    0.95%  to   2.95%   30.13% to   34.02%
December 31, 2008      761 $ 5.96394 to  $ 6.16356 $    4,624   1.46%    1.15%  to   2.40%  -51.40% to  -50.80%

                                                NVIT DEVELOPING MARKETS FUND
                   -----------------------------------------------------------------------------------------
December 31, 2012      882 $14.54907 to  $15.23556 $   13,170   0.09%    1.40%  to   2.00%   14.49% to   15.17%
December 31, 2011    1,066 $12.70790 to  $13.22905 $   13,856   0.27%    1.40%  to   2.00%  -23.92% to  -23.48%
December 31, 2010    1,496 $16.70438 to  $17.28741 $   25,524   0.00%    1.40%  to   2.00%   13.86% to   14.54%
December 31, 2009    1,437 $14.67036 to  $15.09299 $   21,453   1.15%    1.40%  to   2.00%   59.05% to   59.99%
December 31, 2008    1,133 $ 9.22392 to  $ 9.43370 $   10,589   0.72%    1.40%  to   2.00%  -58.69% to  -58.44%

                              AST INVESTMENT GRADE BOND PORTFOLIO (AVAILABLE JANUARY 28, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2012  240,122 $11.79750 to  $15.78403 $3,143,918   1.35%    0.55%  to   2.65%    6.50% to    8.80%
December 31, 2011  624,195 $10.87605 to  $14.56477 $7,606,942   0.43%    0.55%  to   2.65%    8.68% to   11.82%
December 31, 2010   11,978 $10.54049 to  $13.07585 $  153,555   6.62%    0.55%  to   2.65%    5.34% to    9.77%
December 31, 2009   23,600 $10.83253 to  $11.91239 $  277,671   1.31%    0.95%  to   2.30%    8.49% to   10.26%
December 31, 2008   65,795 $10.69598 to  $10.80437 $  706,744   0.00%    0.95%  to   2.05%    6.98% to    8.05%

                                      A66

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                         AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   36,399 $11.01502 to  $12.52719 $  422,609   3.25%    0.55%  to   3.25%    4.34% to    7.26%
December 31, 2011   23,999 $10.31578 to  $11.84188 $  263,297   2.74%    0.55%  to   3.25%    2.59% to    5.44%
December 31, 2010   15,299 $10.29052 to  $11.38650 $  161,902   1.28%    0.55%  to   3.25%    2.93% to    6.78%
December 31, 2009    3,801 $10.05881 to  $10.76877 $   38,962   3.37%    0.95%  to   2.95%    7.10% to   10.58%
December 31, 2008      543 $ 9.12808 to  $ 9.37876 $    5,058   0.13%    0.95%  to   2.40%   -8.80% to   -6.10%

                                    AST BOND PORTFOLIO 2018 (AVAILABLE JANUARY 28, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2012   13,761 $11.81915 to  $14.40463 $  168,637   0.49%    1.15%  to   3.25%    2.27% to    4.50%
December 31, 2011   14,702 $11.55635 to  $13.80307 $  174,657   0.19%    1.15%  to   3.25%    9.90% to   12.27%
December 31, 2010    1,423 $11.92705 to  $12.31074 $   17,224   0.93%    1.30%  to   2.40%    8.58% to    9.76%
December 31, 2009    2,189 $10.98462 to  $11.21615 $   24,289   0.29%    1.30%  to   2.40%   -8.25% to   -7.26%
December 31, 2008    2,046 $11.97274 to  $12.09377 $   24,606   0.00%    1.30%  to   2.40%   19.75% to   20.95%

                                    AST BOND PORTFOLIO 2019 (AVAILABLE JANUARY 28, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2012    2,327 $11.93263 to  $14.57520 $   29,834   0.83%    1.15%  to   3.25%    2.41% to    4.64%
December 31, 2011      809 $13.36844 to  $13.94770 $   11,027   0.95%    1.30%  to   2.40%   13.26% to   14.49%
December 31, 2010    1,229 $11.80330 to  $12.18296 $   14,732   0.74%    1.30%  to   2.40%    8.75% to    9.93%
December 31, 2009    1,467 $10.85345 to  $11.08225 $   16,102   0.28%    1.30%  to   2.40%   -9.86% to   -8.88%
December 31, 2008    1,619 $12.04125 to  $12.16291 $   19,590   0.00%    1.30%  to   2.40%   20.44% to   21.64%

                                 AST GLOBAL REAL ESTATE PORTFOLIO (AVAILABLE JULY 21, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2012    5,471 $10.83725 to  $19.05468 $   72,228   1.37%    0.55%  to   3.25%   22.68% to   26.11%
December 31, 2011    2,702 $ 8.75182 to  $15.32029 $   28,411   2.36%    0.55%  to   3.25%  -12.17% to   -5.56%
December 31, 2010    2,120 $ 9.43708 to  $16.44739 $   23,406   1.16%    0.55%  to   3.25%   14.58% to   19.07%
December 31, 2009      355 $ 8.03953 to  $13.95016 $    2,911   1.02%    0.95%  to   2.95%   31.93% to   41.49%
December 31, 2008       27 $ 6.09375 to  $ 6.12807 $      164   0.00%    1.15%  to   2.40%  -40.11% to  -39.78%

                         AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (AVAILABLE JULY 21, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2012   20,909 $ 8.90982 to  $16.06935 $  220,458   1.08%    0.55%  to   3.25%   14.09% to   17.28%
December 31, 2011   13,670 $ 7.61998 to  $13.89229 $  123,993   0.93%    0.55%  to   3.25%  -23.87% to  -20.71%
December 31, 2010   12,640 $10.78803 to  $17.76396 $  144,882   0.30%    0.55%  to   3.25%   16.24% to   21.12%
December 31, 2009    2,787 $ 9.03476 to  $14.81166 $   25,629   0.28%    0.95%  to   2.95%   46.36% to   64.95%
December 31, 2008       97 $ 5.55599 to  $ 5.58718 $      540   0.00%    1.15%  to   2.40%  -44.99% to  -44.69%

                       FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2012        0 $ 9.57301 to  $14.97302 $        0   2.96%    0.55%  to   3.25%   10.71% to   12.94%
December 31, 2011  136,049 $ 8.60412 to  $13.39083 $1,361,263   0.02%    0.55%  to   3.25%  -10.47% to   -2.21%
December 31, 2010  114,431 $ 8.98185 to  $13.88351 $1,165,490   3.85%    0.55%  to   3.25%    5.60% to    9.20%
December 31, 2009   26,709 $ 8.36337 to  $12.83927 $  228,762   5.19%    0.95%  to   2.95%   26.66% to   28.84%
December 31, 2008    3,342 $ 6.60055 to  $ 6.67497 $   22,207   4.54%    0.95%  to   2.65%  -34.50% to  -33.77%

                           AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (AVAILABLE JULY 21, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2012   14,958 $10.52515 to  $17.90792 $  192,756   0.48%    0.55%  to   3.25%   11.92% to   15.05%
December 31, 2011    8,707 $ 9.17568 to  $15.78149 $   99,213   0.50%    0.55%  to   3.25%   -7.35% to    0.75%
December 31, 2010    6,209 $11.36904 to  $15.88201 $   72,334   0.34%    0.55%  to   3.25%   14.10% to   25.57%
December 31, 2009    1,010 $ 9.43289 to  $12.77276 $    9,809   0.89%    0.95%  to   2.95%   23.87% to   28.33%
December 31, 2008       71 $ 7.61489 to  $ 7.66279 $      545   0.00%    1.00%  to   2.40%  -24.10% to  -23.63%

                              AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2012  178,381 $ 9.83583 to  $15.08440 $2,100,412   0.45%    0.55%  to   3.25%   12.13% to   15.27%
December 31, 2011  100,743 $ 8.71154 to  $13.26883 $1,031,946   0.29%    0.55%  to   3.25%   -8.49% to   -2.93%
December 31, 2010   78,031 $ 9.16080 to  $13.85815 $  815,840   0.26%    0.55%  to   3.25%    8.82% to   13.27%
December 31, 2009   19,248 $ 8.22388 to  $12.35611 $  162,373   0.37%    0.95%  to   2.95%   22.12% to   25.66%
December 31, 2008    1,750 $ 6.65498 to  $ 6.73005 $   11,717   0.03%    0.95%  to   2.65%  -34.10% to  -33.36%

                            AST CLS MODERATE ASSET ALLOCATION PORTFOLIO (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2012  221,186 $ 9.83094 to  $13.66670 $2,470,812   0.52%    0.55%  to   3.25%    6.69% to    9.68%
December 31, 2011  126,313 $ 9.15103 to  $12.63456 $1,292,495   0.40%    0.55%  to   3.25%   -6.86% to   -2.36%
December 31, 2010   87,541 $ 9.56692 to  $13.11882 $  917,592   0.43%    0.55%  to   3.25%    6.86% to   10.86%
December 31, 2009   22,971 $ 8.77459 to  $11.95029 $  206,515   0.28%    0.95%  to   2.95%   18.25% to   22.23%
December 31, 2008    3,073 $ 7.29981 to  $ 7.38211 $   22,578   0.01%    0.95%  to   2.65%  -27.59% to  -26.77%

                                      A67

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                             AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2012  129,515 $10.40314 to  $14.87346 $1,521,500   0.44%    0.55%  to   3.25%    9.89% to   12.96%
December 31, 2011   74,331 $ 9.31537 to  $13.35045 $  778,470   0.34%    0.55%  to   3.25%   -6.67% to   -1.12%
December 31, 2010   53,201 $ 9.70638 to  $13.68833 $  564,005   0.23%    0.55%  to   3.25%    7.84% to   12.75%
December 31, 2009   13,284 $ 8.75409 to  $12.26108 $  118,947   0.26%    0.95%  to   2.95%   21.32% to   25.48%
December 31, 2008    1,149 $ 7.09425 to  $ 7.17421 $    8,203   0.01%    0.95%  to   2.65%  -29.84% to  -29.05%

                          AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2012  142,917 $10.28303 to  $13.69989 $1,608,379   0.57%    0.55%  to   3.25%    6.54% to    9.52%
December 31, 2011   93,246 $ 9.41906 to  $12.68275 $  967,246   0.48%    0.55%  to   3.25%   -5.72% to   -1.05%
December 31, 2010   65,121 $ 9.88878 to  $12.99556 $  686,924   0.37%    0.55%  to   3.25%    6.02% to   10.55%
December 31, 2009   17,717 $ 9.09584 to  $11.87199 $  164,854   0.20%    0.95%  to   2.95%   17.66% to   22.22%
December 31, 2008    2,161 $ 7.56739 to  $ 7.65257 $   16,459   0.01%    0.95%  to   2.65%  -24.99% to  -24.15%

                            AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2012  113,955 $10.22856 to  $14.20334 $1,323,739   0.49%    0.55%  to   3.25%    9.94% to   13.01%
December 31, 2011   58,251 $ 9.24016 to  $12.74316 $  603,154   0.22%    0.55%  to   3.25%   -5.64% to   -3.01%
December 31, 2010   36,638 $ 9.72512 to  $13.32052 $  391,883   0.27%    0.55%  to   3.25%    7.69% to   12.26%
December 31, 2009    6,536 $ 8.80911 to  $11.98361 $   58,908   0.32%    0.95%  to   2.95%   18.10% to   20.09%
December 31, 2008      746 $ 7.45897 to  $ 7.54313 $    5,599   0.01%    0.95%  to   2.65%  -26.17% to  -25.34%

                                    PROFUND VP CONSUMER SERVICES (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2012       13 $13.27826 to  $14.43316 $      177   0.00%    0.55%  to   2.00%   19.70% to   21.43%
December 31, 2011       10 $11.09282 to  $11.88626 $      123   0.00%    0.55%  to   2.00%    3.43% to    4.92%
December 31, 2010        7 $10.64073 to  $11.32891 $       80   0.00%    0.55%  to   2.30%   12.97% to   19.60%
December 31, 2009        2 $ 8.95999 to  $ 9.08577 $       16   0.00%    1.50%  to   2.00%   27.80% to   28.87%
December 31, 2008        1 $ 7.01089 to  $ 7.02706 $       10   0.00%    2.00%  to   2.35%  -31.72% to  -31.56%

                                PROFUND VP CONSUMER GOODS PORTFOLIO (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2012       34 $11.79908 to  $13.04871 $      424   0.80%    0.55%  to   2.30%    8.36% to   10.25%
December 31, 2011       32 $10.88855 to  $11.83570 $      358   0.90%    0.55%  to   2.30%    4.55% to    6.36%
December 31, 2010       12 $10.41504 to  $11.12815 $      125   0.00%    0.55%  to   2.30%   10.84% to   15.85%
December 31, 2009        8 $ 9.07106 to  $ 9.22877 $       74   1.22%    1.30%  to   2.00%   18.77% to   20.01%
December 31, 2008        7 $ 7.65475 to  $ 7.69024 $       55   3.00%    1.30%  to   2.00%  -24.13% to  -23.78%

                                       PROFUND VP FINANCIALS (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2012      115 $ 6.57243 to  $10.93910 $      895   0.12%    0.55%  to   2.30%   21.92% to   24.04%
December 31, 2011       78 $ 5.39074 to  $ 8.81882 $      429   0.00%    0.55%  to   2.30%  -15.77% to  -14.31%
December 31, 2010      152 $ 6.39982 to  $10.29102 $      987   0.32%    0.55%  to   2.30%    3.05% to    9.29%
December 31, 2009      121 $ 5.90194 to  $ 5.98047 $      722   2.96%    1.50%  to   2.30%   12.42% to   13.31%
December 31, 2008       36 $ 5.26042 to  $ 5.27796 $      192   2.57%    1.50%  to   2.00%  -49.35% to  -49.18%

                                       PROFUND VP HEALTH CARE (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2012       98 $12.04846 to  $12.71236 $    1,228   0.38%    0.55%  to   2.30%   14.76% to   16.76%
December 31, 2011       64 $10.49885 to  $10.88771 $      693   0.29%    0.55%  to   2.30%    7.64% to    9.51%
December 31, 2010       87 $ 9.75359 to  $10.01278 $      864   0.23%    0.55%  to   2.30%   -1.37% to    1.52%
December 31, 2009       41 $ 9.70197 to  $ 9.86247 $      401   0.76%    1.30%  to   2.30%   16.81% to   18.02%
December 31, 2008       21 $ 8.29892 to  $ 8.35649 $      172   0.44%    1.30%  to   2.35%  -18.25% to  -17.69%

                                       PROFUND VP INDUSTRIALS (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2012       25 $ 9.66036 to  $12.94217 $      269   0.28%    0.55%  to   2.35%   13.13% to   15.16%
December 31, 2011       19 $ 8.53881 to  $11.23828 $      171   0.35%    0.55%  to   2.35%   -4.04% to   -2.32%
December 31, 2010       24 $ 8.89801 to  $11.41249 $      214   0.20%    1.50%  to   2.35%   14.03% to   21.92%
December 31, 2009       11 $ 7.35928 to  $ 7.46270 $       85   0.53%    1.50%  to   2.35%   21.25% to   22.27%
December 31, 2008        9 $ 6.06953 to  $ 6.10367 $       53   0.00%    1.50%  to   2.35%  -40.29% to  -39.96%

                                     PROFUND VP MID-CAP GROWTH (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2012       32 $11.21885 to  $13.08646 $      373   0.00%    0.55%  to   2.30%   12.78% to   14.75%
December 31, 2011       32 $ 9.94731 to  $11.40463 $      326   0.00%    0.55%  to   2.30%   -5.07% to   -3.43%
December 31, 2010       52 $10.47890 to  $11.80941 $      579   0.00%    0.55%  to   2.30%   18.01% to   26.77%
December 31, 2009       17 $ 8.34760 to  $ 8.48599 $      145   0.00%    1.30%  to   2.30%   35.21% to   36.54%
December 31, 2008        8 $ 6.18606 to  $ 6.21489 $       48   0.00%    1.30%  to   2.00%  -38.58% to  -38.30%

                                      A68

                               AT YEAR ENDED                             FOR YEAR ENDED
                   -------------------------------------  -----------------------------------------------
                                                   NET    INVESTMENT
                   UNITS        UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  ------- ---------- -----------------  ------------------
                                    PROFUND VP MID-CAP VALUE (AVAILABLE MAY 1, 2008)
                   -------------------------------------------------------------------------------------
December 31, 2012     56  $10.37597 to  $12.37923 $   645    0.16%   0.55%  to   2.30%   13.94% to   15.92%
December 31, 2011     66  $ 9.10660 to  $10.67879 $   665    0.15%   0.55%  to   2.30%   -6.08% to   -4.45%
December 31, 2010     46  $ 9.69632 to  $11.17632 $   456    0.26%   0.55%  to   2.30%   11.96% to   18.91%
December 31, 2009     26  $ 8.23508 to  $ 8.37151 $   215    1.47%   1.30%  to   2.30%   27.93% to   29.19%
December 31, 2008      5  $ 6.44994 to  $ 6.47989 $    32    0.00%   1.30%  to   2.00%  -36.69% to  -36.40%

                                     PROFUND VP REAL ESTATE (AVAILABLE MAY 1, 2008)
                   -------------------------------------------------------------------------------------
December 31, 2012     48  $ 9.82085 to  $14.13382 $   496    2.52%   0.55%  to   2.30%   14.53% to   16.53%
December 31, 2011     43  $ 8.57465 to  $12.12925 $   386    0.00%   0.55%  to   2.30%    2.40% to    4.17%
December 31, 2010     83  $ 8.37375 to  $11.60561 $   707    3.90%   0.95%  to   2.30%   15.86% to   22.85%
December 31, 2009     67  $ 6.86993 to  $ 6.96107 $   467    4.03%   1.50%  to   2.30%   25.02% to   26.01%
December 31, 2008     11  $ 5.50600 to  $ 5.52429 $    63    0.00%   1.50%  to   2.00%  -46.33% to  -46.15%

                                  PROFUND VP SMALL-CAP GROWTH (AVAILABLE MAY 1, 2008)
                   -------------------------------------------------------------------------------------
December 31, 2012     34  $11.18920 to  $16.45836 $   411    0.00%   0.55%  to   2.90%    9.31% to   11.86%
December 31, 2011     37  $10.17680 to  $15.05725 $   403    0.00%   0.55%  to   2.90%   -1.57% to    0.72%
December 31, 2010     51  $10.27873 to  $15.29722 $   550    0.00%   0.55%  to   2.90%   17.66% to   24.11%
December 31, 2009     20  $ 8.36346 to  $ 8.50207 $   171    0.00%   1.30%  to   2.30%   23.27% to   24.55%
December 31, 2008      6  $ 6.79469 to  $ 6.82623 $    42    0.00%   1.30%  to   2.00%  -32.82% to  -32.50%

                                   PROFUND VP SMALL-CAP VALUE (AVAILABLE MAY 1, 2008)
                   -------------------------------------------------------------------------------------
December 31, 2012     27  $10.68964 to  $12.26837 $   314    0.00%   0.55%  to   2.30%   13.54% to   15.52%
December 31, 2011     39  $ 9.41484 to  $10.62040 $   404    0.00%   0.55%  to   2.30%   -6.26% to   -4.63%
December 31, 2010     25  $10.04307 to  $11.09991 $   259    0.07%   0.95%  to   2.30%   11.22% to   20.54%
December 31, 2009     22  $ 8.41420 to  $ 8.55355 $   187    0.48%   1.30%  to   2.30%   17.69% to   18.86%
December 31, 2008      2  $ 7.18696 to  $ 7.19653 $    15    0.00%   1.30%  to   1.50%  -29.74% to  -29.64%

                                 PROFUND VP TELECOMMUNICATIONS (AVAILABLE MAY 1, 2008)
                   -------------------------------------------------------------------------------------
December 31, 2012     18  $ 9.71718 to  $14.39725 $   213    3.22%   0.55%  to   2.35%   13.84% to   15.88%
December 31, 2011     15  $ 8.53611 to  $12.42479 $   133    3.63%   0.55%  to   2.35%   -0.47% to    1.31%
December 31, 2010     25  $ 8.57621 to  $12.26438 $   246    2.48%   0.55%  to   2.35%   13.03% to   22.07%
December 31, 2009     16  $ 7.58749 to  $ 7.69379 $   121   10.90%   1.50%  to   2.35%    4.86% to    5.73%
December 31, 2008      6  $ 7.23615 to  $ 7.27660 $    40    0.00%   1.50%  to   2.35%  -29.60% to  -29.20%

                                      PROFUND VP UTILITIES (AVAILABLE MAY 1, 2008)
                   -------------------------------------------------------------------------------------
December 31, 2012     63  $ 9.05776 to  $12.64461 $   651    2.12%   0.55%  to   2.30%   -2.12% to   -0.41%
December 31, 2011     55  $ 9.25352 to  $12.69674 $   589    1.69%   0.55%  to   2.30%   14.87% to   16.86%
December 31, 2010     36  $ 8.05537 to  $10.86454 $   295    2.48%   0.55%  to   2.30%    3.57% to    8.26%
December 31, 2009     38  $ 7.77777 to  $ 7.88054 $   297    5.44%   1.50%  to   2.30%    8.25% to    9.10%
December 31, 2008      5  $ 7.19947 to  $ 7.22327 $    39    0.93%   1.50%  to   2.00%  -28.71% to  -28.47%

                                  PROFUND VP LARGE-CAP GROWTH (AVAILABLE MAY 1, 2008)
                   -------------------------------------------------------------------------------------
December 31, 2012     70  $10.42444 to  $12.68990 $   767    0.08%   0.55%  to   2.30%   10.18% to   12.10%
December 31, 2011     69  $ 9.46136 to  $11.32042 $   691    0.00%   0.55%  to   2.30%    0.82% to    2.56%
December 31, 2010     71  $ 9.38481 to  $11.03756 $   677    0.06%   0.55%  to   2.30%   10.49% to   11.73%
December 31, 2009     67  $ 8.48227 to  $ 8.59420 $   574    0.00%   1.50%  to   2.30%   26.82% to   27.82%
December 31, 2008      1  $ 6.70176 to  $ 6.72390 $     8    0.00%   1.50%  to   2.00%  -33.72% to  -33.50%

                                   PROFUND VP LARGE-CAP VALUE (AVAILABLE MAY 1, 2008)
                   -------------------------------------------------------------------------------------
December 31, 2012     92  $ 8.76356 to  $12.13040 $   878    0.86%   0.55%  to   2.30%   12.82% to   14.79%
December 31, 2011     97  $ 7.76766 to  $10.56792 $   851    0.69%   0.55%  to   2.30%   -3.49% to   -1.82%
December 31, 2010     89  $ 8.04896 to  $10.76394 $   733    0.89%   0.55%  to   2.30%    7.47% to   11.78%
December 31, 2009     45  $ 7.29354 to  $ 7.45124 $   330    3.70%   1.00%  to   2.30%   16.78% to   18.28%
December 31, 2008      2  $ 6.25789 to  $ 6.28698 $    15    2.52%   1.30%  to   2.00%  -38.90% to  -38.61%

                          AST JENNISON LARGE-CAP VALUE PORTFOLIO (AVAILABLE NOVEMBER 16, 2009)
                   -------------------------------------------------------------------------------------
December 31, 2012  5,590  $ 9.54913 to  $12.14782 $61,346    0.45%   0.55%  to   3.25%    9.55% to   12.61%
December 31, 2011  3,425  $ 8.50545 to  $10.83000 $33,837    0.33%   0.55%  to   3.25%  -14.75% to   -6.39%
December 31, 2010  2,319  $10.44965 to  $11.61473 $24,809    0.02%   0.55%  to   3.25%    4.81% to   12.65%
December 31, 2009     47  $10.29149 to  $10.30741 $   487    0.00%   1.15%  to   2.35%    1.45% to    1.59%

                         AST JENNISON LARGE-CAP GROWTH PORTFOLIO (AVAILABLE NOVEMBER 16, 2009)
                   -------------------------------------------------------------------------------------
December 31, 2012  6,499  $10.54999 to  $12.92284 $78,351    0.00%   0.55%  to   3.25%   11.44% to   14.55%
December 31, 2011  3,024  $ 9.23751 to  $11.32571 $32,384    0.00%   0.55%  to   3.25%   -7.55% to    0.11%
December 31, 2010  1,478  $10.66273 to  $11.35800 $16,039    0.00%   0.95%  to   3.25%    6.95% to   10.27%
December 31, 2009     24  $10.27380 to  $10.30032 $   249    0.00%   0.95%  to   2.95%    1.89% to    2.14%

                                      A69

                                 AT YEAR ENDED                                  FOR YEAR ENDED
                   -----------------------------------------     -----------------------------------------------
                                                         NET     INVESTMENT
                   UNITS            UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)       LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   -------    ----------------------  ---------- ---------- -----------------  ------------------
                                    AST BOND PORTFOLIO 2020 (AVAILABLE JANUARY 2, 2009)
                   -----------------------------------------------------------------------------------------
December 31, 2012       48    $11.48725 to  $12.95314 $      589   2.69%    1.30%  to   3.25%    2.86% to    4.95%
December 31, 2011      314    $11.06416 to  $12.41953 $    3,603   1.15%    1.30%  to   2.95%   15.28% to   17.15%
December 31, 2010    1,771    $ 9.54633 to  $10.66744 $   17,133   0.00%    1.30%  to   3.25%    5.41% to   10.41%
December 31, 2009      114    $ 8.74021 to  $ 8.83518 $      996   0.00%    1.30%  to   2.40%  -12.60% to  -11.65%

                                    AST BOND PORTFOLIO 2017 (AVAILABLE JANUARY 4, 2010)
                   -----------------------------------------------------------------------------------------
December 31, 2012   13,596    $11.48120 to  $12.19387 $  160,818   0.52%    1.15%  to   3.25%    1.70% to    3.91%
December 31, 2011   15,087    $11.28966 to  $11.73508 $  173,608   0.08%    1.15%  to   3.25%    7.80% to   10.13%
December 31, 2010      450    $10.47326 to  $10.59081 $    4,746   0.00%    1.90%  to   3.25%    4.76% to    5.92%

                                    AST BOND PORTFOLIO 2021 (AVAILABLE JANUARY 4, 2010)
                   -----------------------------------------------------------------------------------------
December 31, 2012   14,512    $12.80734 to  $13.85470 $  191,262   0.78%    1.15%  to   3.25%    3.32% to    5.57%
December 31, 2011   18,356    $12.39610 to  $13.14210 $  232,734   0.06%    1.15%  to   3.25%   16.40% to   18.92%
December 31, 2010    2,261    $10.64953 to  $11.06626 $   24,883   0.00%    1.30%  to   3.25%    6.42% to   10.66%

                   WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   -----------------------------------------------------------------------------------------
December 31, 2012       44    $13.63464 to  $14.19378 $      603   1.60%    1.40%  to   1.85%   11.61% to   12.11%
December 31, 2011       52    $12.21604 to  $12.66075 $      649   0.64%    1.40%  to   1.85%  -14.37% to  -13.99%
December 31, 2010       68    $14.26638 to  $14.72045 $      984   0.00%    1.40%  to   1.85%   20.82% to   21.07%

                   WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   -----------------------------------------------------------------------------------------
December 31, 2012      502    $ 1.55055 to  $ 2.23677 $    1,091   0.00%    1.40%  to   1.85%   18.56% to   19.09%
December 31, 2011      683    $ 1.30203 to  $ 1.87829 $    1,249   0.00%    1.40%  to   1.85%   -7.08% to   -6.66%
December 31, 2010      961    $ 1.39498 to  $ 2.01236 $    1,889   0.00%    1.40%  to   1.85%   26.02% to   26.28%

                   WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   -----------------------------------------------------------------------------------------
December 31, 2012       41    $12.20120 to  $12.33511 $      501   0.00%    1.40%  to   1.85%    6.14% to    6.62%
December 31, 2011       47    $11.49507 to  $11.56958 $      545   0.00%    1.40%  to   1.85%   -6.08% to   -5.66%
December 31, 2010       66    $12.23884 to  $12.26392 $      804   0.00%    1.40%  to   1.85%   27.58% to   27.84%

                   WELLS FARGO ADVANTAGE VT SMALL CAP VALUE PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   -----------------------------------------------------------------------------------------
December 31, 2012      107    $12.08206 to  $12.21442 $    1,299   1.09%    1.40%  to   1.85%   12.25% to   12.75%
December 31, 2011      131    $10.76329 to  $10.83306 $    1,409   0.86%    1.40%  to   1.85%   -8.74% to   -8.34%
December 31, 2010      183    $11.79431 to  $11.81846 $    2,156   0.00%    1.40%  to   1.85%   21.79% to   22.03%

                                    AST BOND PORTFOLIO 2022 (AVAILABLE JANUARY 3, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2012   10,633    $12.12814 to  $12.65985 $  131,877   0.03%    1.15%  to   3.25%    2.40% to    4.63%
December 31, 2011    7,051    $11.84372 to  $12.09978 $   84,496   0.00%    1.15%  to   3.25%   18.44% to   21.00%

                               AST QUANTITATIVE MODELING PORTFOLIO (AVAILABLE APRIL 29, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2012   19,469    $ 9.82808 to  $10.09074 $  192,842   0.04%    0.55%  to   2.15%   10.77% to   12.54%
December 31, 2011    9,116    $ 8.87815 to  $ 8.96673 $   81,124   0.00%    0.55%  to   2.05%  -11.20% to  -10.33%

                            AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (AVAILABLE APRIL 29, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2012  137,665    $ 9.81460 to  $10.27765 $1,388,059   0.47%    0.55%  to   3.25%    8.25% to   11.28%
December 31, 2011   89,096    $ 9.06646 to  $ 9.23573 $  816,029   0.00%    0.55%  to   3.25%   -9.31% to   -7.64%

                       WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND-CLASS 1 (AVAILABLE AUGUST 26, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2012      123    $12.16401 to  $12.23691 $    1,502   0.58%    1.40%  to   1.85%   13.69% to   14.20%
December 31, 2011      125    $10.69886 to  $10.71531 $    1,341   0.00%    1.40%  to   1.85%    4.66% to    4.81%

                              AST PRUDENTIAL CORE BOND PORTFOLIO (AVAILABLE OCTOBER 31, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2012   12,451    $10.46916 to  $10.74805 $  132,486   0.17%    0.55%  to   2.75%    4.16% to    6.52%
December 31, 2011    1,096    $10.05117 to  $10.08473 $   11,039   0.00%    0.85%  to   2.75%    0.33% to    0.65%

                           AST NEUBERGER BERMAN CORE BOND PORTFOLIO (AVAILABLE OCTOBER 31, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2012    3,617    $10.25066 to  $10.52360 $   37,538   0.23%    0.55%  to   2.75%    1.98% to    4.30%
December 31, 2011      428    $10.05125 to  $10.08481 $    4,306   0.00%    0.85%  to   2.75%    0.24% to    0.55%

                                    AST BOND PORTFOLIO 2023 (AVAILABLE JANUARY 3, 2012)
                   -----------------------------------------------------------------------------------------
December 31, 2012    3,101    $10.24517 to  $10.45376 $   32,173   0.00%    1.30%  to   3.25%    2.45% to    4.54%

                                      A70

                                 AT YEAR ENDED                             FOR YEAR ENDED
                   -----------------------------------------  ----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**    TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  -----------------
                   AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (AVAILABLE APRIL 30, 2012)
                   ----------------------------------------------------------------------------------------
December 31, 2012  226,667 $10.62945 to  $10.82950 $2,436,575   0.00%    0.55%  to   3.25%  6.32%  to   8.30%

                        AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (AVAILABLE APRIL 30, 2012)
                   ----------------------------------------------------------------------------------------
December 31, 2012   18,256 $10.21676 to  $10.40185 $  188,504   0.92%    0.55%  to   3.15%  2.19%  to   4.02%

                     AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (AVAILABLE AUGUST 20, 2012)
                   ----------------------------------------------------------------------------------------
December 31, 2012       40 $10.38171 to  $10.42862 $      414   0.00%    0.55%  to   1.75%  3.83%  to   4.29%

                             AST MFS LARGE-CAP VALUE PORTFOLIO (AVAILABLE AUGUST 20, 2012)
                   ----------------------------------------------------------------------------------------
December 31, 2012      103 $10.15815 to  $10.23902 $    1,049   0.00%    0.55%  to   2.65%  1.60%  to   2.39%

        --------
        * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio is annualized and excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

        ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

        ***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with an effective date during a period were excluded from the range of total return for that period. Contract owners may experience different total returns based on their investment options. Investment options with a date notation indicate the effective date of that investment option in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2012 or from the effective date of the subaccount through the end of the reporting period.

        A.  MORTALITY RISK AND EXPENSE RISK CHARGES

        The mortality risk and expense risk charges are applied daily against the net assets of the separate account attributable to each of the contracts. Mortality risk is that annuitants may live longer than estimated and expense risk is that the cost of issuing and administering the contracts may exceed related charges by Pruco Life. The mortality risk and expense risk charges are assessed through the reduction in unit values.

        B.  ADMINISTRATION CHARGE

        The administration charge is applied daily against the net assets held in each subaccount. Administration charges include costs associated with issuing the contract, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through the reduction in unit values.


                                      A71

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ -----------------------------------------------------------------------------
   0.55%     Premier Retirement Advisor - No Optional Benefits
   0.85%     Premier Retirement Variable Annuity - No Optional Benefits
   0.95%     Premier Bb Series - No Optional Benefits
             Premier Retirement Advisor - With HAV
   1.15%     Premier B Series - No Optional Benefits
             Premier Retirement Advisor - With HD GRO II OR GRO Plus II
   1.30%     Premier Bb Series - with HD GRO
             Premier Retirement B - No Optional Benefits
   1.35%     Discovery Choice Basic - No Optional Benefits
             Premier Retirement Advisor - With Combo 5% and HAV
   1.40%     No Optional Benefits
               Discovery Select Variable Annuity (0.15% Admin and 1.25% M&E)
               Discovery Preferred Variable Annuity (0.15% Admin and 1.25% M&E)
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Advisor
   1.45%     Premier Bb Series 5% Roll Up and HAV or HDV
   1.50%     No Optional Benefits
               Strategic Partners Annuity One Enhanced - Bonus Version
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
               Premier L Series
               Premier B Series with HD GRO
   1.52%     Strategic Partners Select GMDB with Step Up and Roll Up
   1.55%     Premier X Series - No Optional Benefits
               Premier Bb Series with LT5 or HD5
               Premier Bb Series - with HD GRO
               Premier Retirement Advisor - With HAV and HD GRO II OR HAV and GRO Plus II
   1.60%     Strategic Partners FlexElite - No Optional Benefits
             GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
   1.65%     No Optional Benefit
               Discovery Choice Enhanced
               Strategic Partners Enhanced FlexElite
             GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Advisor with GMDB with Step Up and Roll Up
               Premier B Series with HDV
               Premier B Series with Roll-up & HAV
   1.70%     GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced - Bonus Version
               Strategic Partners Plus Enhanced - Bonus Version
             GMDB with-Greater of Roll Up and Step Up
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Plus Enhanced - Non Bonus Version
             GMDB with Step Up and Roll Up
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
               Premier Bb Series with SLT5
               Premier Retirement B - With HAV
               Premier Retirement L - No Optional Benefits

                                      A72

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ --------------------------------------------------------------------------------------------
   1.75%     Premier B Series with LT5 or HD5
             GMDB with-Greater of Roll Up or Step Up
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
             GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
               Premier B Series with HD GRO
               Premier Bb Series with GMDB Annual Step Up or 5% Roll Up with HAV
               Premier Retirement C - No Optional Benefits
   1.80%     Strategic Partners FlexElite with GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Plus Enhanced - Bonus Version with GMDB with Step Up and Roll Up
               Strategic Partners Annuity One Enhanced - Bonus Version with GMDB with Greater of Roll Up and Step Up
               Premier Bb Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   1.85%     GMDB with-Greater of Roll Up or Step Up
               Strategic Partners Plus Enhanced III - Bonus Version
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Premier L Series with HD GRO
               Premier Retirement X - No Optional Benefits
   1.90%     Premier B Series with SLT5
             With HDV
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Enhanced FlexElite with GMDB Annual Step Up or 5% Roll Up
               Strategic Partners FlexElite with GMDB with Greater of Roll Up and Step Up
               Premier X Series with HD GRO
               Premier B Series with GMDB Annual Step Up or 5% Roll Up with HAV
               Premier Retirement B - With HD GRO II OR GRO Plus II
   1.95%     Premier Retirement Advisor - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and
              GRO Plus II
   2.00%     Strategic Partners Enhanced FlexElite GMDB with-Greater of Roll Up or Step Up
             With HDV
               Strategic Partners Plus Enhanced III - Bonus Version
               Strategic Partners Annuity One Enhanced III - Bonus Version
             With LT5 or HD5
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Advisor
               Premier L Series with HDV
               Premier L Series with Roll-up & HAV
               Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   2.05%     Premier X Series with HDV
               Premier X Series with Roll-up & HAV
               Premier Bb Series with LT5
               Premier Bb Series with LT5 and HDV
               Premier Bb Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
               Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   2.10%     Strategic Partners Enhanced FlexElite with HDV
             With LT5 or HD5
               Strategic Partners Annuity One Enhanced - Bonus Version
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
               Premier L Series

                                      A73

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ -----------------------------------------------------------------------------------------------
               Premier L Series with HD GRO
               Premier Retirement B - With Combo 5% and HAV
               Premier Retirement L - With HAV
   2.15%     With SLT5
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Premier X Series with LT5 or HD5
               Premier X Series with HD GRO
               Premier Retirement C - With HAV
   2.20%     Strategic Partners FlexElite - No Optional Benefits
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
   2.25%     Strategic Partners Enhanced FlexElite with LT5 or HD5
             With SLT5
               Premier L Series
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Advisor with LT5 or HD5 and GMDB with Step Up and Roll Up
               Premier B Series with LT5
               Premier B Series with LT5 and HDV
               Premier B Series with LT5 or HD5 and Roll-up & HAV
               Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up
               Premier Retirement X - With HAV
   2.30%     Premier X Series with SLT5
               Strategic Partners Plus Enhanced - Non Bonus Version with LT5 or HD5 and GMDB with Step
                Up and Roll Up
             With LT5 or HD5 and GMDB with Step Up and Roll Up
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
             With LT5 or HD5 and GMDB with Greater of Roll Up and Step Up
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced - Bonus Version
               Strategic Partners Plus Enhanced - Bonus Version
               Premier L Series with GMDB Annual Step Up or 5% Roll Up with HAV
               Premier Retirement B - With HAV and HD GRO II OR HAV and GRO Plus II
               Premier Retirement L - With HD GRO II OR GRO Plus II
   2.35%     Strategic Partners Annuity One Enhanced III - Non Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
               Premier L Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
               Premier X Series with GMDB Annual Step Up or 5% Roll Up with HAV
               Premier Bb Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
               Premier Retirement C - With HD GRO II OR GRO Plus II
   2.40%     Strategic Partners Annuity One Enhanced - Bonus Version with LT5 or HD5 and GMDB with
              Greater of Roll Up and Step Up
             Strategic Partners Plus Enhanced - Bonus Version with LT5 or HD5 and GMDB with Step Up and
              Roll Up
               Strategic Partners FlexElite with LT5 or HD5 and GMDB with GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Enhanced FlexElite with SLT5
               Premier X Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   2.45%     X - With HD GRO II OR GRO Plus II

                                      A74

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ --------------------------------------------------------------------------------------------
   2.50%     Strategic Partners FlexElite with LT5 or HD5 and GMDB with-Greater of Roll Up or Step Up
             Strategic Partners Enhanced FlexElite with LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
             With LT5 or HD5 and with HDV
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
               Premier Retirement L - With Combo 5% and HAV
   2.55%     Premier Retirement C - With Combo 5% and HAV
   2.60%     Strategic Partners Enhanced FlexElite with LT5 or HD5 and GMDB with-Greater of Roll Up or
              Step Up
             With LT5 or HD5 and with HDV
               Strategic Partners Plus Enhanced III - Bonus Version
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Premier L Series with LT5
               Premier L Series with LT5 and HDV
               Premier L Series with LT5 or HD5 and Roll-up & HAV
               Premier L Series with HD GRO and GMDB Annual Step Up or 5% Roll Up
   2.65%     Premier X Series with LT5
               Premier X Series with LT5 and HDV
               Premier X Series with HD GRO and GMDB Annual Step Up or 5% Roll Up
               Premier X Series with LT5 or HD5 and Roll-up & HAV
               Premier Retirement X - With Combo 5% and HAV
   2.70%     Premier Retirement B - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and GRO Plus II
               Premier Retirement L - With HAV and HD GRO II OR HAV and GRO Plus II
   2.75%     Strategic Partners Enhanced FlexElite with SLT5 with HDV
               Premier Retirement C - With HAV and HD GRO II OR HAV and GRO Plus II
   2.85%     Premier Retirement X - With HAV and HD GRO II OR HAV and GRO Plus II
   2.90%     Premier L Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   2.95%     Premier X Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   3.10%     Premier Retirement L - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and
              GRO Plus II
   3.15%     Premier Retirement C - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and
              GRO Plus II
   3.25%     Premier Retirement X - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and
              GRO Plus II

        C.  WITHDRAWAL CHARGES

        A deferred sales charge may be made upon full or partial contract owner redemptions. The charge compensates Pruco Life for paying the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature, and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

        D.  OTHER RELATED CHARGES

        For Highest Daily Lifetime Seven, Highest Daily Lifetime Seven with Beneficiary Income Option, Highest Daily Lifetime Seven with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, the Optional Benefit Fee is a percentage of the Protected Withdrawal Value and is deducted pro rata from the Subaccounts on a quarterly basis.

        For Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income
        2.0 with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income 2.0 with Highest Daily Death Benefit, Spousal, Spousal Highest Daily Lifetime Income 2.0 with Highest Daily Death Benefit, Highest Daily Lifetime Income, Highest Daily Lifetime Income with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, Highest Daily Lifetime Six Plus with Lifetime Income

                                      A75

        Accelerator, Spousal Highest Daily Lifetime Six Plus, and Spousal Highest Daily Lifetime Six Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus, Highest Daily Lifetime Seven Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus with Lifetime Income Accelerator, and Spousal Highest Daily Lifetime Seven Plus, the Optional Benefit Fee is assessed against the greater of the unadjusted account value or the Protected Withdrawal Value and is deducted pro rata from the Subaccounts on a quarterly basis.

        An annual Maintenance Fee is charged if purchase payments or account is less than a stated amount (varies by product and may vary by State).

NOTE 8: OTHER

        Contract owner net payments--represent contract owner contributions under the Variable Annuity Policies reduced by applicable deductions, charges, and state premium taxes.

        Annuity payments--represent periodic payments distributed under the terms of the policy.

        Surrenders, withdrawals, and death benefits--are payments to contract owners and beneficiaries made under the terms of the Variable Annuity Policies, and amounts that contract owners have requested to be withdrawn or paid to them.

        Net transfers between other subaccounts or fixed rate options--are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the Guaranteed Interest Account and Market Value Adjustment.

        Withdrawals and other charges--are various contract level charges as described in contract charges and features section located above.

                                      A76

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Pruco Life Flexible Premium Variable Annuity Account and the Board of Directors of Pruco Life Insurance Company

       In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts listed in Note 1 of the Pruco Life Flexible Premium Variable Annuity Account at December 31, 2012, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Pruco Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2012 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 12, 2013

                                      A77

                         PRUCO LIFE INSURANCE COMPANY
                     Consolidated Financial Statements and
            Report of Independent Registered Public Accounting Firm

                          December 31, 2012 and 2011

                         PRUCO LIFE INSURANCE COMPANY

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                            Page#
                                                                            -------
Financial Statements
Management's Annual Report on Internal Control Over Financial Reporting         B-2

Consolidated Financial Statements:

Consolidated Statements of Financial Position - December 31, 2012 and 2011      B-3

Consolidated Statements of Operations and Comprehensive Income (Loss)
Years ended December 31, 2012, 2011 and 2010                                    B-4

Consolidated Statements of Equity
Years ended December 31, 2012, 2011 and 2010                                    B-5

Consolidated Statements of Cash Flows
Years ended December 31, 2012, 2011 and 2010                                    B-6

Notes to Consolidated Financial Statements                                      B-8

Report of Independent Registered Public Accounting Firm                        B-61

    Management's Annual Report on Internal Control Over Financial Reporting

Management of Pruco Life Insurance Company ("the Company") is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2012, of the Company's internal control over financial reporting, based on the framework established in Internal Control - Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission
(COSO). Based on our assessment under that framework, management concluded that the Company's internal control over financial reporting was effective as of December 31, 2012.

Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company's assets that could have a material effect on our financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

This Annual Report does not include an attestation report of the Company's registered public accounting firm, PricewaterhouseCoopers LLP, regarding internal control over financial reporting. Internal controls over Financial Reporting were not subject to attestation by the Company's registered public accounting firm pursuant to final rules of the Securities and Exchange Commission that permit the Company to provide only management's report in this Annual Report.

March 15, 2013

                         PRUCO LIFE INSURANCE COMPANY

                 Consolidated Statements of Financial Position
   As of December 31, 2012 and December 31, 2011 (in thousands, except share amounts)
--------------------------------------------------------------------------------

                                                                             December 31,    December 31,
                                                                                 2012            2011
                                                                            --------------- --------------
ASSETS
Fixed maturities, available for sale, at fair value (amortized cost: 2012
 - $5,662,255; 2011 - $5,151,406)                                           $     6,135,765 $    5,544,124
Equity securities, available for sale, at fair value (cost: 2012 - $3,119;
 2011 - $9,627)                                                                       4,327          8,269
Trading account assets, at fair value                                                11,376         25,843
Policy loans                                                                      1,079,714      1,050,878
Short-term investments                                                              112,337        283,281
Commercial mortgage and other loans                                               1,463,977      1,406,492
Other long-term investments                                                         284,489        268,486
                                                                            --------------- --------------
   Total investments                                                              9,091,985      8,587,373
Cash and cash equivalents                                                           412,109        287,423
Deferred policy acquisition costs                                                 3,679,061      2,545,600
Accrued investment income                                                            90,653         86,020
Reinsurance recoverables                                                          7,032,175      5,729,116
Receivables from parents and affiliates                                             183,044        195,543
Deferred sales inducements                                                          787,891        542,742
Income taxes                                                                          9,910         76,066
Other assets                                                                         47,453         44,555
Separate account assets                                                          80,887,276     58,156,771
                                                                            --------------- --------------
   TOTAL ASSETS                                                             $   102,221,557 $   76,251,209
                                                                            =============== ==============
LIABILITIES AND EQUITY
LIABILITIES
Policyholders' account balances                                             $     8,557,077 $    7,811,674
Future policy benefits and other policyholder liabilities                         6,696,813      5,294,308
Cash collateral for loaned securities                                                48,068        153,651
Securities sold under agreements to repurchase                                            -         40,491
Short-term debt to affiliates                                                       272,000        129,000
Long-term debt to affiliates                                                      1,511,000      1,172,000
Payables to parent and affiliates                                                     6,694          3,377
Other liabilities                                                                   726,737        694,497
Separate account liabilities                                                     80,887,276     58,156,771
                                                                            --------------- --------------
   TOTAL LIABILITIES                                                             98,705,665     73,455,769
                                                                            --------------- --------------

COMMITMENTS AND CONTINGENT LIABILITIES (See Note 12)

EQUITY
Common stock, ($10 par value; 1,000,000 shares, authorized; 250,000
 shares, issued and outstanding)                                                      2,500          2,500
Additional paid-in capital                                                          818,303        836,021
Retained earnings                                                                 2,427,628      1,743,291
Accumulated other comprehensive income                                              267,461        213,628
                                                                            --------------- --------------
   TOTAL EQUITY                                                                   3,515,892      2,795,440
                                                                            --------------- --------------
TOTAL LIABILITIES AND EQUITY                                                $   102,221,557 $   76,251,209
                                                                            =============== ==============

                See Notes to Consolidated Financial Statements

                         PRUCO LIFE INSURANCE COMPANY

     Consolidated Statements of Operations and Comprehensive Income (Loss)
         Years Ended December 31, 2012 , 2011 and 2010 (in thousands)
--------------------------------------------------------------------------------

                                                                              ----------------------------- --------------
                                                                                   2012           2011           2010
                                                                              -------------- -------------- --------------
REVENUES
Premiums                                                                      $       68,136 $       72,787 $       66,392
Policy charges and fee income                                                      1,534,763      1,109,495        591,047
Net investment income                                                                417,510        439,950        438,244
Asset administration fees                                                            286,302        203,508         81,358
Other income                                                                          74,013         43,861         51,319
Realized investment gains (losses), net:
  Other-than-temporary impairments on fixed maturity securities                     (34,926)       (71,348)      (120,637)
  Other-than-temporary impairments on fixed maturity securities
   transferred to Other comprehensive income                                          28,692         62,379        108,826
  Other realized investment gains (losses), net                                    (150,213)        271,052        122,445
                                                                              -------------- -------------- --------------
       Total realized investment gains (losses), net                               (156,447)        262,083        110,634
                                                                              -------------- -------------- --------------
 TOTAL REVENUES                                                                    2,224,277      2,131,684      1,338,994
                                                                              -------------- -------------- --------------

BENEFITS AND EXPENSES
Policyholders' benefits                                                              353,494        312,211          (891)
Interest credited to policyholders' account balances                                 165,992        502,585        250,517
Amortization of deferred policy acquisition costs                                   (38,969)        973,203         66,428
General, administrative and other expenses                                           878,383        697,884        505,956
                                                                              -------------- -------------- --------------
 TOTAL BENEFITS AND EXPENSES                                                       1,358,900      2,485,883        822,010
                                                                              -------------- -------------- --------------

INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES                                    865,377      (354,199)        516,984
                                                                              -------------- -------------- --------------

 Income taxes:
  Current                                                                            216,654         42,474        157,318
  Deferred                                                                          (35,614)      (263,930)       (29,219)
                                                                              -------------- -------------- --------------
 Total Income tax expense (benefit)                                                  181,040      (221,456)        128,099
                                                                              -------------- -------------- --------------
NET INCOME (LOSS)                                                             $      684,337 $    (132,743) $      388,885
                                                                              -------------- -------------- --------------

Other comprehensive income (loss), before tax:
  Foreign currency translation adjustments                                               192          (178)          (195)
    Unrealized investment gains (losses) for the period                              105,543        122,946         97,392
    Reclassification adjustment for (gains) losses included in net income           (22,644)       (75,822)         46,532
                                                                              -------------- -------------- --------------
  Net unrealized investment gains (losses)                                            82,899         47,124        143,924
                                                                              -------------- -------------- --------------
Other comprehensive income (loss), before tax:                                        83,091         46,946        143,729
  Less: Income tax expense (benefit) related to:
    Foreign currency translation adjustments                                              67           (62)           (68)
    Net unrealized investment gains (losses)                                          29,191         16,479         50,205
                                                                              -------------- -------------- --------------
     Total                                                                            29,258         16,417         50,137
Other comprehensive income (loss), net of tax:                                        53,833         30,529         93,592
                                                                              -------------- -------------- --------------
COMPREHENSIVE INCOME (LOSS)                                                   $      738,170 $    (102,214) $      482,477
                                                                              ============== ============== ==============

                See Notes to Consolidated Financial Statements

                         PRUCO LIFE INSURANCE COMPANY

                       Consolidated Statements of Equity
          Years Ended December 31, 2012, 2011 and 2010 (in thousands)
--------------------------------------------------------------------------------

                                                                                             Accumulated
                                                                                                Other
                                                                Additional                   Comprehensive
                                                     Common      Paid-in      Retained          Income
                                                     Stock       Capital       Earnings         (Loss)        Total Equity
                                                    --------   -----------   ------------   --------------   -------------

Balance, December 31, 2009                          $  2,500   $  828,858    $  2,000,457   $      75,767    $  2,907,582
Impact of adoption of
 accounting changes                                        -            -       (387,157)          13,740       (373,417)
Contributed capital                                        -           10               -               -              10
Affiliated asset transfers                                 -     (36,642)               -               -        (36,642)
Dividend to parent                                         -            -       (100,000)               -       (100,000)
Comprehensive income (loss):
  Net income (loss)                                        -            -         388,885               -         388,885
  Other comprehensive income (loss), net of tax            -            -               -          93,592          93,592
                                                                                                             ------------
Total comprehensive income (loss)                                                                                 482,477
                                                    --------   ----------    ------------   -------------    ------------

Balance, December 31, 2010                          $  2,500   $  792,226    $  1,902,185   $     183,099    $  2,880,010
Contributed/distributed
 capital-parent/child asset transfers                      -        3,543               -               -           3,543
Affiliated asset transfers                                 -       40,252        (26,151)               -          14,101
Comprehensive income (loss):
  Net income (loss)                                        -            -       (132,743)               -       (132,743)
  Other comprehensive income (loss), net of tax            -            -               -          30,529          30,529
                                                                                                             ------------
Total comprehensive income (loss)                                                                               (102,214)
                                                    --------   ----------    ------------   -------------    ------------

Balance, December 31, 2011                          $  2,500   $  836,021    $  1,743,291   $     213,628    $  2,795,440
Contributed/distributed
 capital-parent/child asset transfers                      -     (17,718)               -               -        (17,718)
Comprehensive income (loss):

  Net income (loss)                                        -            -         684,337               -         684,337
  Other comprehensive income (loss), net of tax            -            -               -          53,833          53,833
                                                                                                             ------------
Total comprehensive income (loss)                                                                                 738,170
                                                    --------   ----------    ------------   -------------    ------------

Balance, December 31, 2012                          $  2,500   $  818,303    $  2,427,628   $     267,461    $  3,515,892
                                                    ========   ==========    ============   =============    ============

                See Notes to Consolidated Financial Statements

                         PRUCO LIFE INSURANCE COMPANY

                     Consolidated Statements of Cash Flows
          Years Ended December 31, 2012, 2011 and 2010 (in thousands)
--------------------------------------------------------------------------------

                                                                                 2012           2011           2010
                                                                            -------------- -------------- --------------
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net income                                                                   $     684,337  $   (132,743)        388,885
Adjustments to reconcile net income to net cash provided by operating activities:
 Policy charges and fee income                                                   (163,640)      (127,683)      (204,264)
 Interest credited to policyholders' account balances                              165,992        502,585        250,517
 Realized investment (gains) losses, net                                           156,447      (262,083)      (110,634)
 Amortization and other non-cash items                                            (56,322)       (68,098)       (20,870)
 Change in:
   Future policy benefits and other insurance liabilities                        1,337,078        870,582        728,898

   Reinsurance recoverables                                                    (1,117,361)      (798,474)      (819,599)
   Accrued investment income                                                       (6,372)          6,785        (2,686)
   Receivables from parent and affiliates                                            5,571         46,595       (37,402)
   Payables to parent and affiliates                                                   855       (48,064)          7,754

   Deferred policy acquisition costs                                           (1,210,728)      (123,100)      (839,806)
   Income taxes payable                                                             81,763      (412,217)       (56,052)
   Deferred sales inducements                                                    (199,005)      (289,642)      (246,006)
   Other, net                                                                        7,961        156,698       (34,532)
                                                                            -------------- -------------- --------------
Cash flows from (used in) operating activities                               $   (313,424)  $   (678,859)  $   (995,797)
                                                                            -------------- -------------- --------------

CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
 Fixed maturities, available for sale                                        $   1,019,890  $   1,069,922      1,843,933
 Short-term investments                                                          1,424,173      1,167,039      1,069,535
 Policy loans                                                                      131,511        122,721        115,225
 Ceded policy loans                                                                (7,951)        (1,861)              -
 Commercial mortgage and other loans                                               149,621         82,098         64,520
 Other long-term investments                                                        11,557         10,612         24,443
 Equity securities, available for sale                                               9,862         10,355         15,978
 Trading account assets, at fair value                                              14,325          5,174          4,527
Payments for the purchase/origination of:                                                                              -

 Fixed maturities, available for sale                                          (1,646,619)    (1,135,456)    (1,846,086)

 Short-term investments                                                        (1,253,361)    (1,203,342)    (1,143,338)
 Policy loans                                                                    (129,521)      (102,230)      (119,752)
 Ceded policy loans                                                                 16,320          5,538              -
 Commercial mortgage and other loans                                             (239,086)      (204,951)      (305,789)
 Other long-term investments                                                      (75,664)       (70,641)       (62,979)
 Equity securities, available for sale                                             (5,024)        (8,528)        (6,777)
 Notes receivable from parent and affiliates, net                                    5,714          6,842         55,863
 Other                                                                             (1,885)          2,757          4,852
                                                                            -------------- -------------- --------------
Cash flows from (used in) investing activities                               $   (576,138)  $   (243,951)  $   (285,845)
                                                                            -------------- -------------- --------------

CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES:
 Policyholders' account deposits                                             $   4,154,752  $   3,044,607      3,092,710
 Ceded policyholders' account deposits                                           (312,528)      (117,916)              -

 Policyholders' account withdrawals                                            (3,178,207)    (2,555,035)    (2,328,806)
 Ceded policyholders' account withdrawals                                           31,419          8,824              -
 Net change in securities sold under agreement to repurchase and cash
 collateral for loaned securities                                                (146,074)        114,612      (128,177)
 Dividend to parent                                                                      -              -      (100,000)
 Contributed/Distributed capital - parent/child asset transfers                   (20,900)          3,543             10
 Net change in financing arrangements (maturities 90 days or less)                  29,000        129,000              -
 Drafts outstanding                                                                  3,786       (59,401)         72,793
 Net change in long-term borrowing                                                 453,000        277,000        895,000

                                                      -------------- -------------- --------------
Cash flows from (used in) financing activities         $   1,014,248  $     845,234  $   1,503,530
                                                      -------------- -------------- --------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS         124,686       (77,576)        221,888
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR                 287,423        364,999        143,111
                                                      -------------- -------------- --------------
CASH AND CASH EQUIVALENTS, END OF PERIOD               $     412,109  $     287,423  $     364,999
                                                      ============== ============== ==============
SUPPLEMENTAL CASH FLOW INFORMATION
  Income taxes (refunded) paid                         $     134,603  $     166,606  $     185,220
  Interest paid                                        $      43,717  $      33,104  $       3,212

Significant Non Cash Transactions

Cash Flows from Investing Activities in the December 31, 2012 Consolidated Statement of Cash Flows excludes $202 million of decreases in fixed maturities, available for sale and commercial mortgages related to the coinsurance transaction between the Company and Prudential Arizona Reinsurance Universal Company, or "PAR U," an affiliate (See Note 13). The assets transferred included $156 million of consideration for the initial premium due under the coinsurance agreement with this affiliate and $46 million to Prudential Financial Inc., the Company's ultimate parent company, to settle tax expenses arising from this coinsurance transaction.

Cash Flows from Investing Activities in the 2011 Consolidated Statement of Cash Flows excludes $313 million of increases in fixed maturities, available for sale related to a non-cash transfer of assets to the Company. These assets were received as consideration of premium due to the Company for the recapture of policies issued prior to January 1, 2011 previously reinsured by Universal Prudential Arizona Reinsurance Company, or "UPARC," an affiliate (See Note 13).

Cash Flows from Investing Activities in the 2011 Consolidated Statement of Cash Flows also excludes $1,054 million of decreases in fixed maturities available for sale related to the coinsurance transaction with PAR U, an affiliate (See
Note 13). The assets transferred included $1,009 million of consideration for the initial premium due under the coinsurance agreement with this affiliate and $45 million to Prudential Insurance, the Company's parent company, to settle tax expenses arising from this coinsurance transaction.

                See Notes to Consolidated Financial Statements

                         Pruco Life Insurance Company

                  Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

1.  BUSINESS AND BASIS OF PRESENTATION

Pruco Life Insurance Company, or the "Company," is a wholly owned subsidiary of The Prudential Insurance Company of America, or "Prudential Insurance," which in turn is an indirect wholly owned subsidiary of Prudential Financial, Inc., or "Prudential Financial." Pruco Life Insurance Company was organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam, and in all States except New York.

The Company has three subsidiaries, including one wholly owned life insurance subsidiary, Pruco Life Insurance Company of New Jersey, or "PLNJ," and two subsidiaries formed in 2009 for the purpose of holding certain commercial loan investments. Pruco Life Insurance Company and its subsidiaries are together referred to as the Company and all financial information is shown on a consolidated basis. Two additional subsidiaries formerly owned by the Company for the purpose of acquiring fixed income investments were liquidated in 2009.

PLNJ is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licensed to sell life insurance and annuities in New Jersey and New York.

Beginning in March 2010, Prudential Annuities Life Assurance Corporation ("PALAC"), an affiliate of the Company, ceased offering its existing variable and fixed annuity products (and where offered, the companion market value adjustment option) to new investors upon the launch of a new product line by the Company. In general, the new product line offers the same optional living benefits and optional death benefits as offered by PALAC's existing variable annuities. These initiatives were implemented to create operational and administrative efficiencies by offering a single product line of annuity products from a more limited group of legal entities.

Acquisition of The Hartford's Individual Life Insurance Business

On January 2, 2013, Prudential Financial announced that Prudential Insurance acquired The Hartford's individual life insurance business through a reinsurance transaction. The total cash consideration was $615 million consisting primarily of a ceding commission to provide reinsurance for approximately 700,000 Hartford life insurance policies with net retained face amount in force of approximately $135 billion. This acquisition increases our scale in the U.S. individual life insurance market, particularly universal life products, and provides complimentary distribution opportunities through expanded wirehouse and bank distribution channels.

In connection with this transaction, Prudential Insurance retroceded to the Company, the portion of the assumed business that is classified as guaranteed universal life insurance ("GUL") with account values of approximately $4.2 billion as of September 30, 2012. The Company has reinsured more than 79,000 GUL policies with a net retained face amount in force of approximately $35 billion. The Company then retroceded all of the GUL policies to an affiliated captive reinsurance company. Collectively, these transactions do not have a material impact on the stockholder's equity, as determined in accordance with U.S. Generally Accepted Accounting Principles, or the statutory capital and surplus of the Company.

Basis of Presentation

The Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America, or "U.S. GAAP." The Company has extensive transactions and relationships with Prudential Insurance and other affiliates, as more fully described in Note 13. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs and related amortization; amortization of deferred sales inducements; future policy benefits including guarantees; valuation of investments including derivatives and the recognition of other-than-temporary impairments; provision for income taxes and valuation of deferred tax assets; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters.

Reclassifications

Certain amounts in prior periods have been reclassified to conform to the current period presentation.

                         Pruco Life Insurance Company

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2.  SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS

Investments and Investment Related Liabilities

The Company's principal investments are fixed maturities; equity securities; commercial mortgage and other loans; policy loans; other long-term investments, including joint ventures (other than operating joint ventures), limited partnerships, and real estate; and short-term investments. Investments and investment-related liabilities also include securities repurchase and resale agreements and securities lending transactions. The accounting policies related to each are as follows:

Fixed maturities are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as "available-for-sale" are carried at fair value. See Note 10 for additional information regarding the determination of fair value. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Interest income, as well as the related amortization of premium and accretion of discount is included in "Net investment income" under the effective yield method. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates vary based on assumptions regarding the underlying collateral including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of other-than-temporary impairments recognized in earnings and other comprehensive income. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the security are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For asset-backed and mortgage-backed securities rated below AA, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Unrealized gains and losses on fixed maturities classified as "available-for-sale," net of tax, and the effect on deferred policy acquisition costs, deferred sales inducements and future policy benefits that would result from the realization of unrealized gains and losses, are included in "Accumulated other comprehensive income
(loss)" or ("AOCI.")

Trading account assets, at fair value, represents equity securities held in support of a deferred compensation plan and other fixed maturity securities carried at fair value. Realized and unrealized gains and losses for these assets are reported in "Asset administration fees and other income." Interest and dividend income from these investments is reported in "Net investment income."

Equity securities, available-for-sale are comprised of common stock, and non-redeemable preferred stock, and are carried at fair value. The associated unrealized gains and losses, net of tax, and the effect on deferred policy acquisition costs, deferred sales inducements, and future policy benefits that would result from the realization of unrealized gains and losses, are included in AOCI. The cost of equity securities is written down to fair value when a decline in value is considered to be other-than-temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Dividends from these investments are recognized in "Net investment income" when declared.

Commercial mortgage and other loans consist of commercial mortgage loans and agricultural loans. Commercial mortgage and other loans originated and held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances.

Interest income, as well as prepayment fees and the amortization of the related premiums or discounts, related to commercial mortgage and other loans, are included in "Net investment income."

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The Company defines "past due" as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans as well as loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company's assessment as to the collectability of the principal. See Note 3 for additional information about the Company's past due loans.

The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.

The Company reviews the performance and credit quality of the commercial mortgage and other loan portfolio on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of three categories. Loans are placed on "early warning" status in cases where, based on the Company's analysis of the loan's collateral, the financial situation of the borrower or tenants or other market factors, it is believed a loss of principal or interest could occur. Loans are classified as "closely monitored" when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans "not in good standing" are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected.

                         Pruco Life Insurance Company

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Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A smaller loan-to-value ratio indicates a greater excess of collateral value over the loan amount. The debt service coverage ratio compares a property's net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan's current debt payments. A larger debt service coverage ratio indicates a greater excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company's periodic review of the commercial mortgage loan and agricultural loan portfolio, which includes an internal appraisal of the underlying collateral value. The Company's periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company's commercial mortgage and agricultural loan portfolios.

The allowance for losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage and other loans, the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan's effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolio segments considers the current credit composition of the portfolio based on an internal quality rating, (as described above). The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed each quarter and updated as appropriate.

The allowance for losses on commercial mortgage loans and other loans can increase or decrease from period to period based on the factors noted above. "Realized investment gains (losses), net" includes changes in the allowance for losses. "Realized investment gains (losses), net" also includes gains and losses on sales, certain restructurings, and foreclosures.

When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down to the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.

Policy loans are carried at unpaid principal balances. Interest income on policy loans is recognized in "Net investment income" at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of associated insurance policies.

Securities repurchase and resale agreements and securities loaned transactions are used to earn spread income, to borrow funds, or to facilitate trading activity. As part of securities repurchase agreements or securities loaned transactions, the Company transfers U.S. and foreign debt and equity securities, or as well as U.S. government and government agency securities and receives cash as collateral. As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities. For securities repurchase agreements and securities loaned transactions used to earn spread income, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities.

Securities repurchase and resale agreements that satisfy certain criteria are treated as secured borrowing or secured lending arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective transactions. For securities purchased under agreements to resell, the Company's policy is to take possession or control of the securities either directly or through a third party custodian. These securities are valued daily and additional securities or cash collateral is received, or returned, when appropriate to protect against credit exposure. Securities to be resold are the same, or substantially the same, as the securities received. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. Securities to be repurchased are the same, or substantially the same, as those sold. Income and expenses related to these transactions executed within the insurance companies used to earn spread income are reported as "Net investment income;" however, for transactions used for funding purposes, the associated borrowing cost is reported as interest expense (included in "General and administrative expenses").

Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions used to earn spread income are reported as "Net investment income;" however, for securities loaned transactions used for funding purposes the associated rebate is reported as interest expense (included in "General and administrative expenses").

Other long-term investments consist of the Company's investments in joint ventures and limited partnerships, other than operating joint ventures, as well as wholly-owned investment real estate and other investments. Joint venture and partnership interests are either accounted for using the equity method of accounting or under the cost method when the Company's partnership interest is so minor (generally less than 3%) that it exercises virtually no influence over operating and financial policies. The Company's income from investments in joint ventures and partnerships accounted for using the equity method or the cost method, other than the Company's investment in operating joint ventures, is included in "Net investment income." The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method or the cost method (including assessment for other-than-temporary impairment), the Company uses financial information provided by the investee, generally on a one to three month lag.

                         Pruco Life Insurance Company

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Short-term investments primarily consist of investments in certain money market funds as well as highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value.

Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sale of fixed maturity securities, equity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net other-than-temporary impairments recognized in earnings. Realized investment gains and losses are also generated from prepayment premiums received on private fixed maturity securities, allowance for losses on commercial mortgage and other loans, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment.

The Company's available-for-sale securities with unrealized losses are reviewed quarterly to identify other-than-temporary impairments in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer. With regard to available-for-sale equity securities, the Company also considers the ability and intent to hold the investment for a period of time to allow for a recovery of value. When it is determined that a decline in value of an equity security is other-than-temporary, the carrying value of the equity security is reduced to its fair value, with a corresponding charge to earnings.

An other-than-temporary impairment is recognized in earnings for a debt security in an unrealized loss position when the Company either (a) has the intent to sell the debt security or (b) more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the Company analyzes its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment an other-than-temporary impairment is recognized.

When an other-than-temporary impairment of a debt security has occurred, the amount of the other-than-temporary impairment recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the other-than-temporary impairment recognized in earnings is equal to the entire difference between the security's amortized cost basis and its fair value at the impairment measurement date. For other-than-temporary impairments of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in "Other comprehensive income (loss)" ("OCI"). Unrealized gains or losses on securities for which an other-than-temporary impairment has been recognized in earnings is tracked as a separate component of AOCI.

For debt securities, the split between the amount of an other-than-temporary impairment recognized in other comprehensive income and the net amount recognized in earnings is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to prepayment assumptions, cash flow estimates include assumptions regarding the underlying collateral including default rates and recoveries which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security's position within the capital structure of the issuer.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flow on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments and other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in "Trading account assets, at fair value." The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents.

Deferred Policy Acquisition Costs

Costs that vary with and that are directly related to the acquisition of new and renewal insurance and annuity business are deferred to the extent such costs are deemed recoverable from future profits. Such deferred policy acquisition costs ("DAC") primarily include commissions, costs of policy

                         Pruco Life Insurance Company

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issuance and underwriting, and certain other expenses that are directly related to successfully negotiated contracts. See below under "Adoption of New Accounting Pronouncements" for a discussion of the new authoritative guidance adopted effective January 1, 2012, regarding which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. In each reporting period, capitalized DAC is amortized to "Amortization of deferred policy acquisition costs," net of the accrual of imputed interest on DAC balances. DAC is subject to recoverability testing at the end of each reporting period to ensure that the balance does not exceed the present value of estimated gross profits, estimated gross margins, or premiums less benefits and maintenance expenses, as applicable. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

Policy acquisition costs related to interest sensitive and variable life products and fixed and variable deferred annuity products are deferred and amortized over the expected life of the contracts (periods ranging from 30 - 99 years) in proportion to gross profits arising principally from investment results, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for equities to derive the blended future rate of return assumptions. However, if the projected future rate of return calculated using this approach is greater than the maximum future rate of return assumption, the maximum future rate of return is utilized in deriving the blended future rate of return assumption. In addition to the gross profit components previously mentioned, the impact of the embedded derivatives associated with certain optional living benefit features of the Company's variable annuity contracts and related hedging activities are also included in actual gross profits used as the basis for calculating current period amortization and, in certain instances, in management's estimate of total gross profits used for setting the amortization rate, regardless of which affiliated legal entity this activity occurs. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities are also included. The Company is an indirect subsidiary of Prudential Financial (an SEC registrant) and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note 13. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. The effect of changes to estimated gross profits on unamortized deferred acquisition costs is reflected in "Amortization of deferred policy acquisition costs" in the period such estimated gross profits are revised. DAC related to non-participating traditional individual life insurance is amortized in proportion to gross premiums.

For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, except those that involve the addition of a non-integrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies.

Deferred sales inducements

The Company offers various types of sales inducements to contractholders related to fixed and variable deferred annuity contracts. The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. Sales inducements balances are subject to recoverability testing at the end of each reporting period to ensure that the balance does not exceed the present value of anticipated gross profits. The Company records amortization of deferred sales inducements in "Interest credited to policyholders' account balances." See Note 7 for additional information regarding sales inducements.

Reinsurance recoverables

Reinsurance recoverables include corresponding payables and receivables associated with reinsurance arrangements with affiliates. For additional information about these arrangements see Note 13.

Separate Account Assets and Liabilities

Separate account assets are reported at fair value and represent segregated funds, which are invested for certain policyholders and other customers. The assets consist primarily of equity securities, fixed maturities, real estate related investments, real estate mortgage loans and short term investments and derivative instruments. The assets of each account are legally segregated and are generally not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities primarily represent the contractholder's account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See Note 7 to the Consolidated Financial Statements for additional information regarding separate account arrangements with contractual guarantees. The investment income and realized investment gains or losses from separate accounts generally accrue to the policyholders and are not included in the Consolidated Statements of Operations. Mortality, policy administration and surrender charges assessed against the accounts are included in "Policy charges and fee income." Asset administration fees charged to the accounts are included in "Asset administration fees."

                         Pruco Life Insurance Company

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Other Assets and Other Liabilities

Other assets consist primarily of premiums due, certain restricted assets, and receivables resulting from sales of securities that had not yet settled at the balance sheet date. Other liabilities consist primarily of accrued expenses, technical overdrafts, derivatives, and payables resulting from purchases of securities that had not yet been settled at the balance sheet date.

Future Policy Benefits

The Company's liability for future policy benefits is primarily comprised of liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts, which are discussed more fully in
Note 7. These reserves represent reserves for the guaranteed minimum death and optional living benefit features on our variable annuity products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Note 10.

The Company's liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders related to contracts that have annuitized, where the timing and amount of payment depends on policyholder mortality, less the present value of future net premiums. Expected mortality is generally based on the Company's historical experience or standard industry tables. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and interest rate assumptions are "locked-in" upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves.

Policyholders' Account Balances

The Company's liability for policyholders' account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated account deposits, plus interest credited, less policyholders' withdrawals and other charges assessed against the account balance. These policyholders' account balances also include a provision for benefits under non-life contingent payout annuities and certain unearned revenues.

Contingent Liabilities

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual.

Insurance Revenue and Expense Recognition

Premiums from individual life products, other than variable and interest-sensitive life contracts, are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance inforce. Benefits are recorded as an expense when they are incurred. Benefits and expenses for these products also include amortization of DAC. A liability for future policy benefits is recorded when premiums are recognized using the net premium method.

Revenues for variable deferred annuity contracts consist of charges against contractholder account values or separate accounts for mortality and expense risks, administration fees, surrender charges and an annual maintenance fee per contract. Revenues for mortality and expense risk charges and administration fees are recognized as assessed against the contractholder. Surrender charge revenue is recognized when the surrender charge is assessed against the contractholder at the time of surrender. Benefit reserves for the variable investment options on annuity contracts represent the account value of the contracts and are included in "Separate account liabilities."

Revenues for variable immediate annuity and supplementary contracts with life contingencies consist of certain charges against contractholder account values including mortality and expense risks and administration fees. These charges and fees are recognized as revenue when assessed against the contractholder. Benefit reserves for variable immediate annuity contracts represent the account value of the contracts and are included in "Separate account liabilities."

Revenues for fixed immediate annuity and fixed supplementary contracts with and without life contingencies consist of net investment income. In addition, revenues for fixed immediate annuity contracts with life contingencies also consist of single premium payments recognized as annuity considerations when received. Benefit reserves for these contracts are based on applicable actuarial standards with assumed interest rates that vary by contract year. Reserves for contracts without life contingencies are included in "Policyholders' account balances" while reserves for contracts with life contingencies are included in "future policy benefits and other policyholder liabilities." Assumed interest rates ranged from 1.00% to 8.25% at December 31, 2012, and from 1.00% to 8.25% at December 31, 2011.

                         Pruco Life Insurance Company

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Revenues for variable life insurance contracts consist of charges against contractholder account values or separate accounts for mortality and expense risk fees, administration fees, cost of insurance fees, taxes and surrender charges. Certain contracts also include charges against premium to pay state premium taxes. All of these charges are recognized as revenue when assessed against the contractholder. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products also include amortization of DAC. Benefit reserves for variable life insurance contracts represent the account value of the contracts and are included in "Separate account liabilities."

Certain individual annuity contracts provide the holder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts and are discussed in further detail in Note 7. The Company also provides contracts with certain living benefits which are considered embedded derivatives. These contracts are discussed in further detail in Note 7.

Amounts received as payment for interest-sensitive contracts, are reported as deposits to "Policyholders' account balances." Revenues from these contracts are reflected in "Policy charges and fee income" consisting primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investment of policyholders' deposits in the Company's general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders' account balances and amortization of DAC.

Premiums, benefits and expenses are stated net of reinsurance ceded to other companies. Estimated reinsurance recoverables and the cost of reinsurance are recognized using assumptions consistent with those used to account for the underlying policies.

Asset Administration Fees

The Company receives asset administration fee income from policyholders' account balances invested in The Prudential Series Funds or, "PSF," which are a portfolio of mutual fund investments related to the Company's separate account products. Also, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust Funds (see Note 13 to the Consolidated Financial Statements). In addition, the Company receives fees from policyholders' account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.

Derivative Financial Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.

Derivatives are used in a non-broker-dealer capacity to manage the interest rate and currency characteristics of assets or liabilities and to mitigate volatility of expected non-U.S. earnings. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 11, all realized and unrealized changes in fair value of non-broker-dealer related derivatives are recorded in current earnings, with the exception of the effective portion of cash flow hedges. Cash flows from derivatives are reported in the operating, investing, or financing activities sections in the Consolidated Statements of Cash Flows based on the nature and purpose of the derivative.

Derivatives are recorded either as assets, within "Other trading account assets, at fair value" or "Other long-term investments," or as liabilities, within "Other liabilities," except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.

The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge); or (2) a derivative that does not qualify for hedge accounting.

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion is recorded in "Realized investment gains (losses), net."

The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.

When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the income statement line item associated with the hedged item.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." The component of AOCI related to discontinued cash flow hedges is reclassified to the income statement line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.

When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in "Realized investment gains (losses), net." Gains and losses that were in AOCI pursuant to the hedge of a forecasted transaction are recognized immediately in "Realized investment gains (losses), net."

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in "Realized investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments that contain derivative instruments that are "embedded" in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in "Realized investment gains (losses), net." For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to classify the entire instrument as a trading account asset and report it within "Trading account assets, at fair value."

The Company sells variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these embedded derivatives to an affiliate, Pruco Reinsurance Ltd. ("Pruco Re"). The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in "Future policy benefits and other policyholder liabilities" and "Reinsurance recoverables," respectively. Changes in the fair value are determined using valuation models as described in Note 10, and are recorded in "Realized investment gains (losses), net."

The Company, excluding its subsidiaries, also sells certain universal life products that contain a no lapse guarantee provision that is reinsured with an affiliate, UPARC. The reinsurance of this no lapse guarantee results in an embedded derivative that incurs market risk primarily in the form of interest rate risk. Interest rate sensitivity can result in changes in the value of the underlying contractual guarantees that are carried at fair value and included in "Reinsurance recoverables," and changes in "Realized investment gains (losses), net." In the third quarter of 2011, the Company amended its reinsurance agreement resulting in a recapture of a portion of this business (See Note 13) effective July 1, 2011. Pursuant to the recapture amendment, the settlement of the recapture premium occurred subsequent to the effective date of the recapture. As a result, the recapture premium was treated as if settled on the effective date and adjusted for the time elapsed between this date and the settlement date. This adjustment was equal to the earned interest and changes in market values from the effective date through the settlement date related to fixed maturity securities from an asset portfolio within UPARC. This settlement feature was accounted for as a derivative.

Concurrent with the recapture discussed above, the Company entered into a new coinsurance agreement with an affiliate, PAR U effective July 1, 2011. The settlement of the initial coinsurance premium also occurred subsequent to the effective date of the coinsurance agreement and contains a settlement provision similar to the recapture premium, discussed above. The adjustment to the initial coinsurance premium was equal to the earned interest and changes in market values from the effective date through settlement date related to fixed maturity securities from both an asset portfolio within the Company, as well as an asset portfolio within UPARC. The settlement feature of this agreement was accounted for as a derivative (See Note 13 for additional information about this agreement).

In the third quarter of 2012, the Company's wholly owned subsidiary, PLNJ, entered a new coinsurance agreement with an affiliate, PAR U effective July 1, 2012. The settlement of the initial coinsurance premium occurred subsequent to the effective date of the coinsurance agreement. As a result, the settlement was treated as if settled on the effective date and adjusted for the time elapsed between the effective date and the settlement date. This adjustment to the initial coinsurance premium was equal to the earned interest and changes in market values from the effective date through settlement date related to fixed maturity securities from an asset portfolio within PLNJ. The settlement feature of this agreement was accounted for as a derivative (See Note 13 for additional information about this agreement).

Short-Term and Long-Term Debt

Liabilities for short-term and long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Short-term debt is debt coming due in the next twelve months, including that portion of debt otherwise classified as long-term. The short-term debt caption may exclude short-term debt items the Company intends to refinance on a long-term basis in the near term. See Note 13 for additional information regarding short-term and long-term debt.

                         Pruco Life Insurance Company

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Income Taxes

The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.

The Company's liability for income taxes includes the liability for unrecognized tax benefits and interest and penalties which relate to tax years still subject to review by the Internal Revenue Service ("IRS") or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards ("tax attributes"), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense. See Note 9 for additional information regarding income taxes.

Adoption of New Accounting Pronouncements

Effective January 1, 2012, the Company adopted, retrospectively, new authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance, acquisition costs are to include only those costs that are directly related to the acquisition or renewal of insurance contracts by applying a model similar to the accounting for loan origination costs. An entity may defer incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. Prior period financial information presented in these financial statements has been adjusted to reflect the retrospective adoption of the amended guidance. The lower level of costs now qualifying for deferral will be only partially offset by a lower level of amortization of "Deferred policy acquisition costs", and, as such, will initially result in lower earnings in future periods primarily reflecting lower deferrals of wholesaler costs. The Company adopted this guidance effective January 1, 2012 and applied the retrospective method of adoption. While the adoption of this amended guidance changes the timing of when certain costs are reflected in the Company's results of operations, it has no effect on the total acquisition costs to be recognized over time and has no impact on the Company's cash flows.

In June 2011, the FASB issued updated guidance regarding the presentation of comprehensive income. The updated guidance eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. Under the updated guidance, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The updated guidance does not change the items that are reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The Company opted to present the total of comprehensive income, the components of net income, and the components of other comprehensive income in two separate but consecutive statements. The Consolidated Financial Statements included herein reflect the adoption of this updated guidance.

In May 2011, the FASB issued updated guidance regarding the fair value measurements and disclosure requirements. The updated guidance clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. This new guidance is effective for the first interim or annual reporting period beginning after December 15, 2011 and should be applied prospectively. The expanded disclosures required by this guidance are included in Note 10. Adoption of this guidance did not have a material effect on the Company's consolidated financial position or results of operations.

In April 2011, the Financial Accounting Standards Board ("FASB") issued updated guidance clarifying which restructurings constitute troubled debt restructurings. It is intended to assist creditors in their evaluation of whether conditions exist that constitute a troubled debt restructuring. This new guidance is effective for the first interim or annual reporting period beginning on or after June 15, 2011 and should be applied retrospectively to the beginning of the annual reporting period of adoption. The Company's adoption of this guidance in the third quarter of 2011 did not have a material effect on the Company's consolidated financial position, results of operations, or financial statement disclosures.

In April 2011, the FASB issued updated guidance regarding the assessment of effective control for repurchase agreements. This new guidance is effective for the first interim or annual reporting period beginning on or after December 15, 2011 and should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The Company's adoption of this guidance effective January 1, 2012 is not expected to have a material effect on the Company's consolidated financial position, results of operations, and financial statement disclosures.

                         Pruco Life Insurance Company

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The following tables present amounts as previously reported in 2011 and the effect of the change due to the retrospective adoption of the amended guidance related to the deferral of acquisition costs as described above within the "Effect of Change" column. Also included within the Statement of Cash Flows table within the "Impact of Restatement" column is the impact of the restatement described in Note 1 for the year ended December 31, 2011.

Consolidated Statements of Financial Position:
----------------------------------------------
                                                      December 31, 2011
                                        ----------------------------------------------

                                         As Previously    Effect of     As Currently
                                         Reported (2)      Change       Reported (2)
                                        ----------------------------------------------
                                                        (in thousands)

Deferred policy acquisition costs       $     3,217,508 $    (671,908) $     2,545,600
Reinsurance recoverables                      5,727,610         1,506        5,729,116
Income taxes receivable (1)                           -        76,066           76,066
Other assets                                     44,557            (2)          44,555
TOTAL ASSETS                                 76,845,547      (594,338)      76,251,209

Policyholders' account balances               7,808,840         2,834        7,811,674
Income taxes payable (1)                        176,517      (176,517)               -
Other liabilities                               646,569        47,928          694,497
TOTAL LIABILITIES                            73,581,524      (125,755)      73,455,769

Retained earnings                             2,233,698      (490,407)       1,743,291
Accumulated other comprehensive income          191,804        21,824          213,628
TOTAL EQUITY                                  3,264,023      (468,583)       2,795,440
TOTAL LIABILITIES AND EQUITY            $    76,845,547 $    (594,338) $    76,251,209

   1)Income taxes reported in December 31, 2011 was in a payable position. The effect of the change converted the balance to a receivable position and was moved into the asset section of the balance sheet.
   2)"As previously reported" column represents balances reported in the Annual Report on Form 10-K for the year ended December 31, 2011, originally filed with the U.S. Securities and Exchange commission ("SEC") on March 9, 2012. "As currently reported" column was included in the 10-K/A filed with the SEC on July 20, 2012.

Consolidated Statements of Operations:
--------------------------------------
                                                          Year Ended December 31, 2011
                                                   -------------------------------------------

                                                    As Previously   Effect of   As Currently
                                                    Reported (1)     Change     Reported (1)
                                                   -------------------------------------------
                                                                 (in thousands)
REVENUES
Policy charges and fee income                      $    1,109,123  $      372  $    1,109,495
Other income                                               42,598       1,263          43,861
  Total revenues                                        2,130,049       1,635       2,131,684
BENEFITS AND EXPENSES
Amortization of deferred policy acquisition costs       1,114,843    (141,640)        973,203
General, administrative and other expenses                520,665     177,219         697,884
  Total benefits and expenses                           2,450,304      35,579       2,485,883
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES        (320,255)    (33,944)       (354,199)
Income tax expense (benefit)                             (209,579)    (11,877)       (221,456)
NET INCOME (LOSS)                                  $     (110,676) $  (22,067) $     (132,743)

  (1)"As previously reported" column represents balances reported in the Annual Report on Form 10-K for the year ended December 31, 2011, originally filed with SEC on March 9, 2012. "As currently reported" column was included in the 10-K/A filed with the SEC on July 20, 2012.

Consolidated Statements of Operations:
--------------------------------------
                                                          Year Ended December 31, 2010
                                                   ------------------------------------------

                                                   As Previously   Effect of    As Currently
                                                   Reported (1)     Change      Reported (1)
                                                   ------------------------------------------
                                                                 (in thousands)
REVENUES
Policy charges and fee income                      $    589,051  $      1,996  $      591,047
  Total revenues                                      1,336,998         1,996       1,338,994
BENEFITS AND EXPENSES
Amortization of deferred policy acquisition costs        93,125       (26,697)         66,428
General, administrative and other expenses              352,366       153,590         505,956
  Total benefits and expenses                           695,117       126,893         822,010
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES       641,881      (124,897)        516,984
Income tax expense (benefit)                            171,813       (43,714)        128,099
NET INCOME (LOSS)                                  $    470,068  $    (81,183) $      388,885

  (1)"As previously reported" column represents balances reported in the Annual Report on Form 10-K for the year ended December 31, 2011, originally filed with the SEC on March 9, 2012. "As currently reported" column was included in the 10-K/A filed with the SEC on July 20, 2012.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Consolidated Statements of Cash Flows:
--------------------------------------
                                                              Year Ended December 31, 2011
                                                --------------------------------------------------------

                                                As Previously  Effect of      Impact of    As Currently
                                                Reported (1)    Change       Restatement   Reported (1)
                                                --------------------------------------------------------
                                                                     (in thousands)
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES
Net income (loss)                               $   (110,676) $   (22,067) $            -  $   (132,743)
Policy charges and fee income                       (213,804)        (363)         86,484      (127,683)
Change in:
  Reinsurance recoverables                        (1,951,987)      (1,006)      1,154,519      (798,474)
  Payable to parent and affiliates                   (38,856)                      (9,208)      (48,064)
  Deferred policy acquisition costs                  170,673      (12,613)       (281,160)     (123,100)
  Income taxes payable                              (441,534)     (11,877)         41,194      (412,217)
  Other, net                                         332,415       47,926        (223,643)      156,698
Cash flows from (used in) operating activities    (1,447,045)           -         768,186      (678,859)
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES
Proceeds from the sale/maturity/prepayment of:
  Fixed maturities available for sale              1,705,018            -        (635,096)    1,069,922
  Ceded policy loans                                  (1,861)           -               -        (1,861)
Payments for the purchase/origination of:
  Ceded policy loans                                   5,538            -               -         5,538
Cash flows from (used in) investing activities       391,145            -        (635,096)     (243,951)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Ceded policyholders' account deposits                      -            -        (117,916)     (117,916)
Policyholders' account withdrawals                (2,531,037)           -         (23,998)   (2,555,035)
Ceded policyholders' account withdrawals                   -            -           8,824         8,824
Cash flows from (used in) financing activities  $    973,324  $         -  $     (133,090) $    845,234

   1)"As previously reported" column represents balances reported in the Annual Report on Form 10-K for the year ended December 31, 2011, originally filed with the SEC on March 9, 2012. "As currently reported" column was included in the 10-K/A filed with the SEC on July 20, 2012.

                                                      Year Ended December 31, 2010
                                                -----------------------------------------

                                                As Previously   Effect of   As Currently
                                                Reported (1)     Change     Reported (1)
                                                -----------------------------------------
                                                             (in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                               $    470,068  $    (81,183) $    388,885
Policy charges and fee income                       (202,268)       (1,996)     (204,264)
Change in:
  Deferred policy acquisition costs                 (966,699)      126,893      (839,806)
  Income taxes payable                               (12,338)      (43,714)      (56,052)
Cash flows from (used in) operating activities  $   (995,797) $          -  $   (995,797)

  (1)"As previously reported" column represents balances reported in the Annual Report on Form 10-K for the year ended December 31, 2011, originally filed with the SEC on March 9, 2012. "As currently reported" column was included in the 10-K/A filed with the SEC on July 20, 2012.

Future Adoption of New Accounting Pronouncements

In December 2011 and January 2013, the FASB issued updated guidance regarding the disclosure of recognized derivative instruments (including bifurcated embedded derivatives), repurchase agreements and securities borrowing/lending transactions that are offset in the statement of financial position or are subject to an enforceable master netting arrangement or similar agreement (irrespective of whether they are offset in the statement of financial position). This new guidance requires an entity to disclose information on both a gross basis and net basis about instruments and transactions within the scope of this guidance. This new guidance is effective for annual reporting periods beginning on or after January 1, 2013, and interim reporting periods within those years, and should be applied retrospectively for all comparative periods presented. The Company is currently assessing the impact of the guidance on the Company's consolidated financial position, results of operations, and financial statement disclosures.

In February 2013, the FASB issued updated guidance regarding the presentation of comprehensive income. Under the guidance, an entity would separately present information about significant items reclassified out of accumulated other comprehensive income by component as well as changes in accumulated other comprehensive income balances by component in either the financial statements or the notes to the financial statements. The guidance does not change the items that are reported in other comprehensive income, does not change when an item of other comprehensive income must be reclassified to net income, and does not amend any existing requirements for reporting net income or other comprehensive income. The guidance is effective for the first interim or annual reporting period beginning after December 15, 2012 and should be applied prospectively. This guidance is not expected to impact the Company's consolidated statements of financial position or cash flows. The Company is currently assessing the impact of this guidance on the Company's consolidated statements of operations and equity and the notes to consolidated financial statements.

                         Pruco Life Insurance Company

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3.  INVESTMENTS

Fixed Maturities and Equity Securities

The following tables provide information relating to fixed maturities and equity securities (excluding investments classified as trading) as of the dates indicated:

                                                                                     December 31, 2012
                                                       ----------------------------------------------------------------

                                                                            Gross           Gross
                                                          Amortized       Unrealized      Unrealized        Fair
                                                            Cost            Gains           Losses          Value
                                                       ---------------   -------------   ------------   -------------
                                                                                       (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S.
 government authorities and agencies                   $       172,541   $      15,088   $         10   $     187,619
Obligations of U.S. states and their political
 subdivisions                                                   79,166           6,516            485          85,197
Foreign government bonds                                        21,709           5,802              -          27,511
Public utilities                                               620,654          68,512          1,334         687,832
Redeemable preferred stock                                       6,400             360              -           6,760
All other corporate securities                               3,601,052         309,470          6,480       3,904,042
Asset-backed securities (1)                                    360,258          19,362          6,146         373,474
Commercial mortgage-backed securities                          446,558          42,932             69         489,421
Residential mortgage-backed securities (2)                     353,917          20,228            236         373,909
                                                       ---------------   -------------   ------------   -------------
     Total fixed maturities, available-for-sale        $     5,662,255   $     488,270   $     14,760   $   6,135,765
                                                       ===============   =============   ============   =============

Equity securities, available-for-sale
Common Stocks:
   Public utilities                                    $             -   $           -   $          -   $           -
   Banks, trusts & insurance companies                               -               -              -               -
   Industrial, miscellaneous & other                             1,723           1,124              9           2,838
Non-redeemable preferred stocks                                  1,396              93              -           1,489
Perpetual preferred stocks                                           -               -              -               -
                                                       ---------------   -------------   ------------   -------------
     Total equity securities, available-for-sale       $         3,119   $       1,217   $          9   $       4,327
                                                       ===============   =============   ============   =============

                                                     --------------
                                                      Other-than-
                                                       temporary
                                                      impairments
                                                      in AOCI (3)
                                                     -------------

Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S.
 government authorities and agencies                 $           -
Obligations of U.S. states and their political
 subdivisions                                                    -
Foreign government bonds                                         -
Public utilities                                                 -
Redeemable preferred stock                                       -
All other corporate securities                               (344)
Asset-backed securities (1)                               (21,330)
Commercial mortgage-backed securities                            -
Residential mortgage-backed securities (2)                 (1,095)
                                                     -------------
     Total fixed maturities, available-for-sale      $    (22,769)
                                                     =============

Equity securities, available-for-sale
Common Stocks:
   Public utilities
   Banks, trusts & insurance companies
   Industrial, miscellaneous & other
Non-redeemable preferred stocks
Perpetual preferred stocks

     Total equity securities, available-for-sale


(1)Includes credit tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans, and other asset types.
(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.
(3)Represents the amount of other-than-temporary impairment losses in "Accumulated other comprehensive income (loss)," or "AOCI," which were not included in earnings. Amount excludes $22 million of net unrealized gains on impaired securities relating to changes in the fair value of such securities subsequent to the impairment measurement date.

                                                                                  December 31, 2011 (4)
                                                     ----------------------------------------------------------------

                                                                          Gross           Gross
                                                        Amortized       Unrealized      Unrealized        Fair
                                                          Cost            Gains           Losses          Value
                                                     ---------------   -------------   ------------   -------------
                                                                                     (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S.
 government authorities and agencies                 $       144,083   $      14,321   $          4   $     158,400
Obligations of U.S. states and their political
 subdivisions                                                 32,282           3,869              -          36,151
Foreign government bonds                                      32,966           6,073              4          39,035
Public utilities                                             392,168          47,552            729         438,991
All other corporate securities                             3,369,261         270,398          7,724       3,631,935
Asset-backed securities (1)                                  376,505          19,235         22,495         373,245
Commercial mortgage-backed securities                        505,310          37,015              2         542,323
Residential mortgage-backed securities (2)                   298,831          25,550            337         324,044
                                                     ---------------   -------------   ------------   -------------
     Total fixed maturities, available-for-sale      $     5,151,406   $     424,013   $     31,295   $   5,544,124
                                                     ===============   =============   ============   =============

Equity securities available-for-sale
Common Stocks:
   Public utilities                                  $            90   $           5   $         23   $          72
   Industrial, miscellaneous & other                           7,100             597          1,742           5,955
Non-redeemable preferred stocks                                2,437               6            201           2,242
                                                     ---------------   -------------   ------------   -------------
     Total equity securities, available-for-sale     $         9,627   $         608   $      1,966   $       8,269
                                                     ===============   =============   ============   =============

                                                     --------------
                                                      Other-than-
                                                       temporary
                                                      impairments
                                                      in AOCI (3)
                                                     -------------

Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S.
 government authorities and agencies                 $           -
Obligations of U.S. states and their political
 subdivisions                                                    -
Foreign government bonds                                         -
Public utilities                                                 -
All other corporate securities                              (1,285)
Asset-backed securities (1)                                (27,122)
Commercial mortgage-backed securities                            -
Residential mortgage-backed securities (2)                  (1,296)
                                                     -------------
     Total fixed maturities, available-for-sale      $    (29,703)
                                                     =============

Equity securities available-for-sale
Common Stocks:
   Public utilities
   Industrial, miscellaneous & other
Non-redeemable preferred stocks

     Total equity securities, available-for-sale


                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


(1)Includes credit tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans, and other asset types.
(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.
(3)Represents the amount of other-than-temporary impairment losses in AOCI, which were not included in earnings. Amount excludes $11 million of net unrealized gains or losses on impaired securities relating to changes in the fair value of such securities subsequent to the impairment measurement date.
(4)Prior period's amounts are presented on a basis consistent with the current period presentation.

The amortized cost and fair value of fixed maturities by contractual maturities at December 31, 2012, are as follows:

                                              Available-for-Sale
                                        -------------------------------
                                        Amortized Cost    Fair Value
                                        --------------- ---------------
                                                (in thousands)
Due in one year or less                 $       406,454 $       417,078
Due after one year through five years         1,446,066       1,556,164
Due after five years through ten years        1,347,142       1,490,672
Due after ten years                           1,301,860       1,435,047
Asset-backed securities                         360,258         373,474
Commercial mortgage-backed securities           446,558         489,421
Residential mortgage-backed securities          353,917         373,909
                                        --------------- ---------------
  Total                                 $     5,662,255 $     6,135,765
                                        =============== ===============

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed, and residential mortgage-backed securities are shown separately in the table above, as they are not due at a single maturity date.

The following table depicts the sources of fixed maturity proceeds, equity security proceeds, and related investment gains (losses), as well as losses on impairments of both fixed maturities and equity securities:

                                                                                       2012           2011           2010
                                                                                  -------------  -------------  -------------
                                                                                                 (in thousands)
Fixed maturities, available-for-sale
  Proceeds from sales                                                             $     116,493  $     218,200  $     788,657
  Proceeds from maturities/repayments                                                   903,272        836,724        919,875
  Gross investment gains from sales, prepayments and maturities                          31,720         83,600         45,098
  Gross investment losses from sales and maturities                                      (1,171)          (411)        (2,497)

Equity securities, available-for-sale
  Proceeds from sales                                                             $       9,862  $       6,397  $       6,978
  Proceeds from maturities/repayments                                                         -          3,958          9,000
  Gross investment gains from sales                                                       1,027          3,857            348
  Gross investment losses from sales                                                       (529)             -           (367)

Fixed maturity and equity security impairments
  Net writedowns for other-than-temporary impairment losses on fixed maturities
   recognized in earnings (1)                                                     $      (6,236) $      (8,969) $     (11,811)
  Writedowns for other-than-temporary impairment losses on equity securities             (2,168)        (2,255)          (147)

(1)Excludes the portion of other-than-temporary impairments recorded in "Other comprehensive income (loss)," representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of impairment.

As discussed in Note 2, a portion of certain other-than-temporary impairment ("OTTI") losses on fixed maturity securities are recognized in OCI. For these securities, the net amount recognized in earnings ("credit loss impairments") represents the difference between the amortized cost of the security and the net present value of its projected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment. Any remaining difference between the fair value and amortized cost is recognized in OCI. The following table sets forth the amount of pre-tax credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Credit losses recognized in earnings on fixed maturity securities held by the Company for which a portion of the OTTI loss was recognized in OCI

                                                                             Year Ended      Year Ended
                                                                            December 31,    December 31,
                                                                                2012            2011
                                                                            -----------------------------
                                                                                   (in thousands)
Balance, beginning of period                                                     $31,507     $    36,820
Credit loss impairments previously recognized on securities which matured,
 paid down, prepaid or were sold during the period                                (4,126)         (7,456)
Credit loss impairments previously recognized on securities impaired to
 fair value during the period (1)                                                 (3,240)         (4,055)
Credit loss impairment recognized in the current period on securities not
 previously impaired                                                                  15             403
Additional credit loss impairments recognized in the current period on
 securities previously impaired                                                    2,266           5,630
Increases due to the passage of time on previously recorded credit losses          2,430           1,487
Accretion of credit loss impairments previously recognized due to an
 increase in cash flows expected to be collected                                  (1,150)         (1,322)
                                                                            ------------    ------------
Balance, end of period                                                           $27,702     $    31,507
                                                                            ============    ============

(1)Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

Trading Account Assets

The following table sets forth the composition of trading account assets, at fair value as of the dates indicated:

                                   December 31, 2012           December 31, 2011
                              --------------------------- ---------------------------
                                Amortized       Fair        Amortized       Fair
                                  Cost          Value         Cost          Value
                              ------------- ------------- ------------- -------------
                                                  (in thousands)
Fixed maturities              $       7,647 $       8,099 $      21,575 $      22,481
Equity securities (1)                 3,083         3,277         3,135         3,362
                              ------------- ------------- ------------- -------------
Total trading account assets  $      10,730 $      11,376 $      24,710 $      25,843
                              ============= ============= ============= =============

(1)Included in equity securities are perpetual preferred stock securities that have characteristics of both debt and equity securities.

The net change in unrealized gains (losses) from trading account assets still held at period end, recorded within "Other income" was ($0.5) million of losses, ($0.5) million of losses and ($0.2) million of losses during the years ended December 31, 2012, 2011 and 2010, respectively.

Commercial Mortgage and Other Loans

The Company's commercial mortgage and other loans are comprised as follows, as of the dates indicated:

                                                                     December 31, 2012
                                                             ----------------------------------
                                                                  Amount              % of
                                                              (in thousands)          Total
                                                             -----------------     -----------
Commercial mortgage and other loans by property type:
Industrial                                                   $         273,900            18.6%
Retail                                                                 461,939            31.4
Apartments/Multi-Family                                                239,623            16.3
Office                                                                 237,566            16.2
Hospitality                                                             50,052             3.4
Other                                                                   89,548             6.1
                                                             -----------------     -----------
Total commercial mortgage loans                                      1,352,628            92.0
Agricultural property loans                                            117,377             8.0
                                                             -----------------     -----------
Total commercial mortgage and agricultural loans by
 property type                                                       1,470,005           100.0%
                                                                                   ===========
Valuation allowance                                                    (6,028)
                                                             -----------------
Total net commercial and agricultural mortgage loans by
 property type                                               $       1,463,977
                                                             =================

                                                                     December 31, 2011
                                                             --------------------------------
                                                                  Amount                % of
                                                              (in thousands)            Total
                                                             ----------------        -----------
Commercial mortgage and other loans by property type:
Industrial                                                   $        261,699               18.4%
Retail                                                                453,352               31.9
Apartments/Multi-Family                                               218,524               15.4
Office                                                                223,587               15.8
Hospitality                                                            61,910                4.4
Other                                                                  97,383                6.9
                                                             ----------------        -----------
Total commercial mortgage loans                                     1,316,455               92.8
Agricultural property loans                                           102,850                7.2
                                                             ----------------        -----------
Total commercial mortgage and agricultural loans by
 property type                                                      1,419,305              100.0%
                                                                                     ===========
Valuation allowance                                                  (12,813)
                                                             ----------------
Total net commercial and agricultural mortgage loans by
 property type                                               $      1,406,492
                                                             ================

The commercial mortgage and agricultural loans are geographically dispersed throughout the United States with the largest concentrations in California (21%), New Jersey (13%), and Texas (9%) at December 31, 2012.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Activity in the allowance for losses for all commercial mortgage and other loans, for the years ended December 31, is as follows:

                                                       2012                    2011                  2010
                                                ------------------      -----------------    -------------------
                                                                         (in thousands)
Allowance for losses, beginning of year         $           12,813      $          21,428    $            25,742
Addition to / (release of) allowance of losses              (1,551)                (8,615)                (4,314)
Charge-off net of recoveries                                (5,234)                     -                      -
                                                ------------------      -----------------    -------------------
Allowance for losses, end of year (1)           $            6,028      $          12,813    $            21,428
                                                ==================      =================    ===================

(1)Agricultural loans represent $0.4 million of the ending allowance for the years ended December 31, 2012, 2011 and 2010.

The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and agricultural loans for the years ended December 31:

                                                                              December 31, 2012    December 31, 2011
                                                                             ---------------------------------------

                                                                                           Total Loans
                                                                             ---------------------------------------
                                                                                         (in thousands)
Allowance for Credit Losses:
Ending balance: individually evaluated for impairment (1)                    $               372   $           5,743
Ending balance: collectively evaluated for impairment (2)                                  5,656               7,070
                                                                             -------------------   -----------------
Total ending balance                                                         $             6,028   $          12,813

Recorded Investment: (3)
Ending balance gross of reserves: individually evaluated for impairment (1)  $             6,415   $          17,849
Ending balance gross of reserves: collectively evaluated for impairment (2)            1,463,590           1,401,456
                                                                             -------------------   -----------------
Total ending balance, gross of reserves                                      $         1,470,005   $       1,419,305
                                                                             ===================   =================

(1)There were no agricultural loans individually evaluated for impairments at December 31, 2012 and 2011.
(2)Agricultural loans collectively evaluated for impairment had a recorded investment of $117 million and $103 million at December 31, 2012 and 2011, respectively and a related allowance of $0.4 million for both periods.
(3)Recorded investment reflects the balance sheet carrying value gross of related allowance.

Impaired loans include those loans for which it is probable that all amounts due will not be collected according to the contractual terms of the loan agreement. Impaired commercial mortgage and other loans identified in management's specific review of probable loan losses and the related allowance for losses, as of December 31, 2012 and 2011 had a recorded investment and unpaid principal balance of $6.4 million and $17.8 million and related allowance of $0.4 million and $5.7 million, respectively, primarily related to the hospitality and other property types. At both December 31, 2012 and 2011, the Company held no impaired agricultural loans. Net investment income recognized on these loans totaled $0.5 million for the twelve months ended for both December 31, 2012 and 2011.

Impaired commercial mortgage and other loans with no allowance for losses are loans in which the fair value of the collateral or the net present value of the loans' expected future cash flows equals or exceeds the recorded investment. As of both December 31, 2012 and 2011, the Company held no such loans. See Note 2 for information regarding the Company's accounting policies for non-performing loans.

As described in Note 2 loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage and other loans. As of December 31, 2012 and December 31, 2011, 96% and 93% of the $1.5 billion and $1.4 billion recorded investment had a loan-to-value ratio of less than 80%, respectively. As of December 31, 2012 and December 31, 2011, 96% and 95% of the recorded investment had a debt service coverage ratio of 1.0X or greater. As of December 31, 2012, approximately $59 million or 4% of the recorded investment had a loan-to-value ratio greater than 100% or debt service coverage ratio less than 1.0X reflecting loans where the mortgage amount exceeds the collateral value or where current debt payments are greater than income from property operations; none of which related to agricultural loans. As of December 31, 2011, approximately $72 million or 5% of the recorded investment had a loan-to-value ratio greater than 100% or debt service coverage ratio less than 1.0X; none of which related to agricultural loans.

As of both December 31, 2012 and 2011, all commercial mortgage and other loans were in current status, with the exception of $6.4 million and $1.6 million at December 31, 2012 and 2011, respectively, that were classified as past due, primarily related to other property types. As of December 31, 2012 and 2011, $6.4 million and $22.6 million, respectively, of commercial mortgage and other loans, were in non-accrual status based upon the recorded investment gross of allowance for credit losses, primarily related to hospitality and other property types. Nonaccrual loans are those on which the accrual of interest has been suspended after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability and loans for which a loan specific reserve has been established. See Note 2 for further discussion regarding nonaccrual status loans. The Company defines current in its aging of past due commercial mortgage and agricultural loans as less than 30 days past due.

For the years ended December 31, 2012 and 2011, there were no commercial mortgage and other loans sold or acquired.

Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring. These restructurings generally include one or more of the following: full or partial payoffs outside of the original contract terms: changes to interest rates; extensions of maturity; or additions or

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------

modifications to covenants. Additionally, the Company may accept assets in full or partial satisfaction of the debt as part of a troubled debt restructuring. When restructurings occur, they are evaluated individually to determine whether the restructuring or modification constitutes a "troubled debt restructuring" as defined by authoritative accounting guidance. The Company has no outstanding investment related to commercial mortgage and other loans that have been restructured in a troubled debt restructuring.

As of December 31, 2012, the additional funds the Company has committed to provide to borrowers involved in a troubled debt restructuring is not material.

Other Long-Term Investments

"Other long-term investments" are comprised as follows at December 31:

                                                  2012               2011
                                           ------------------ ------------------
                                                      (in thousands)
Company's investment in Separate accounts  $           28,584 $           31,947
Joint ventures and limited partnerships               136,977            113,445
Derivatives                                           118,928            123,094
                                           ------------------ ------------------
Total other long-term investments          $          284,489 $          268,486
                                           ================== ==================

Net Investment Income

Net investment income for the years ended December 31, was from the following sources:

                                                 2012          2011          2010
                                             ------------- ------------- -------------
                                                          (in thousands)
Fixed maturities, available-for-sale         $     270,790 $     300,850 $     313,036
Equity securities, available-for-sale                   52           227         1,005
Trading account assets                                 981         1,582         1,156
Commercial mortgage and other loans                 84,232        81,282        71,541
Policy loans                                        58,007        56,716        55,599
Short-term investments and cash equivalents          1,003         1,052           918
Other long-term investments                         21,224        16,421        11,552
                                             ------------- ------------- -------------
Gross investment income                            436,289       458,130       454,807
Less: investment expenses                         (18,779)      (18,180)      (16,563)
                                             ------------- ------------- -------------
  Net investment income                      $     417,510 $     439,950 $     438,244
                                             ============= ============= =============

Carrying value for non-income producing assets included in fixed maturities totaled $7 million as of December 31, 2012. Non-income producing assets represent investments that have not produced income for the preceding twelve months.

Realized Investment Gains (Losses), Net

Realized investment gains (losses), net, for the years ended December 31, were from the following sources:

                                                 2012            2011           2010
                                            ---------------------------------------------
                                                           (in thousands)
Fixed maturities                            $        24,314 $       74,220 $       30,790
Equity securities                                   (1,670)          1,602          (166)
Commercial mortgage and other loans                   7,307          8,615          1,379
Joint ventures and limited partnerships                   -          (265)              -
Derivatives                                       (186,425)        177,855         78,577
Other                                                    27             56             54
                                            --------------- -------------- --------------
  Realized investment gains (losses), net   $     (156,447) $      262,083 $      110,634
                                            =============== ============== ==============

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Net Unrealized Investment Gains (Losses)

Net unrealized investment gains and losses on securities classified as "available-for-sale" and certain other long-term investments and other assets are included in the Company's Consolidated Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from "Other comprehensive income (loss)" those items that are included as part of "Net income" for a period that had been part of "Other comprehensive income (loss)" in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains and losses, are as follows:

Net Unrealized Investment Gains and Losses on Fixed Maturity Securities on which an OTTI loss has been recognized




                                                                                 Deferred
                                                                                  Policy                        Deferred
                                                               Net Unrealized   Acquisition   Policy Holder    Income Tax
                                                               Gains (Losses)    Costs and       Account       (Liability)
                                                               on Investments   Other Costs     Balances         Benefit
                                                               --------------   -----------   -------------   ------------
                                                                                               (in thousands)
Balance, December 31, 2009                                     $     (25,885)   $   18,875    $     (8,037)   $      5,258
Cumulative effect of adoption of accounting principle                      -        (2,800)             44             948
Net investment gains (losses) on investments arising during
 the period                                                           (6,744)            -               -           2,359
Reclassification adjustment for (gains) losses included in
 net income                                                            7,954             -               -          (2,784)
Reclassification adjustment for OTTI losses excluded from
 net income(1)                                                           (29)            -               -              10
Impact of net unrealized investment (gains) losses on
 deferred policy acquisition costs                                         -        (2,262)              -             792
Impact of net unrealized investment (gains) losses on
 Policyholders' account balance                                            -             -             890            (312)
                                                               --------------   -----------   -------------   ------------
Balance, December 31, 2010                                     $     (24,704)   $   13,813    $     (7,103)   $      6,271
                                                               --------------   -----------   -------------   ------------
Net investment gains (losses) on investments arising during
 the period                                                           (3,779)            -               -           1,322
Reclassification adjustment for (gains) losses included in
 net income                                                            9,623             -               -          (3,369)
Reclassification adjustment for OTTI losses excluded from
 net income(1)                                                           212             -               -             (75)
Impact of net unrealized investment (gains) losses on
 deferred policy acquisition costs                                         -        (3,626)              -           1,268
Impact of net unrealized investment (gains) losses on
 Policyholders' account balance                                            -             -           4,167          (1,459)
                                                               --------------   -----------   -------------   ------------
Balance, December 31, 2011                                     $     (18,648)   $   10,187    $     (2,936)   $      3,958
                                                               --------------   -----------   -------------   ------------
Net investment gains (losses) on investments arising during
 the period                                                           11,444             -               -          (4,005)
Reclassification adjustment for (gains) losses included in
 net income                                                            6,755             -               -          (2,364)
Reclassification adjustment for OTTI losses excluded from
 net income(1)                                                          (169)            -               -              59
Impact of net unrealized investment (gains) losses on
 deferred policy acquisition costs                                         -        (9,892)              -           3,462
Impact of net unrealized investment (gains) losses on
 Policyholders' account balance                                            -             -           3,499          (1,225)
                                                               --------------   -----------   -------------   ------------
Balance, December 31, 2012                                     $        (618)   $      295    $        563    $       (115)
                                                               ==============   ===========   =============   ============

                                                              Accumulated
                                                                 Other
                                                             Comprehensive
                                                             Income (Loss)
                                                             Related To Net
                                                               Unrealized
                                                               Investment
                                                             Gains (Losses)
                                                             --------------

Balance, December 31, 2009                                     $     (9,789)
Cumulative effect of adoption of accounting principle                (1,808)
Net investment gains (losses) on investments arising during
 the period                                                          (4,385)
Reclassification adjustment for (gains) losses included in
 net income                                                           5,170
Reclassification adjustment for OTTI losses excluded from
 net income(1)                                                          (19)
Impact of net unrealized investment (gains) losses on
 deferred policy acquisition costs                                   (1,470)
Impact of net unrealized investment (gains) losses on
 Policyholders' account balance                                         578
                                                             --------------
Balance, December 31, 2010                                     $    (11,723)
                                                             --------------
Net investment gains (losses) on investments arising during
 the period                                                          (2,457)
Reclassification adjustment for (gains) losses included in
 net income                                                           6,254
Reclassification adjustment for OTTI losses excluded from
 net income(1)                                                          137
Impact of net unrealized investment (gains) losses on
 deferred policy acquisition costs                                   (2,358)
Impact of net unrealized investment (gains) losses on
 Policyholders' account balance                                       2,708
                                                             --------------
Balance, December 31, 2011                                     $     (7,439)
                                                             --------------
Net investment gains (losses) on investments arising during
 the period                                                           7,439
Reclassification adjustment for (gains) losses included in
 net income                                                           4,391
Reclassification adjustment for OTTI losses excluded from
 net income(1)                                                         (110)
Impact of net unrealized investment (gains) losses on
 deferred policy acquisition costs                                   (6,430)
Impact of net unrealized investment (gains) losses on
 Policyholders' account balance                                       2,274
                                                             --------------
Balance, December 31, 2012                                     $        125
                                                             ==============

(1)Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


All Other Net Unrealized Investment Gains and Losses in AOCI




                                                                                  Deferred
                                                              Net Unrealized       Policy                            Deferred
                                                              Gains (Losses)     Acquisition      Policy Holder     Income Tax
                                                                    on            Costs and          Account        (Liability)
                                                              Investments(1)     Other Costs        Balances          Benefit
                                                              --------------    -------------    --------------    -------------
                                                                                                 (in thousands)
Balance, December 31, 2009                                    $      237,158    $    (167,064)   $       60,831    $     (45,748)
Cumulative effect of adoption of accounting principle                      -           24,236              (340)          (8,348)
Net investment gains (losses) on investments arising
 during the period                                                   124,639                -                 -          (43,618)
Reclassification adjustment for (gains) losses included in
 net income                                                           38,578                -                 -          (13,501)
Reclassification adjustment for OTTI losses excluded
 from net income(2)                                                       29                -                 -              (10)
Impact of net unrealized investment (gains) losses on
 deferred policy acquisition costs                                         -          (51,330)                -           18,128
Impact of net unrealized investment (gains) losses on
 policyholders' account balances                                           -                -            32,199          (11,270)
                                                              --------------    -------------    --------------    -------------
Balance, December 31, 2010                                    $      400,404    $    (194,158)   $       92,690    $    (104,367)
                                                              --------------    -------------    --------------    -------------
Net investment gains (losses) on investments arising
 during the period                                                   128,890                -                 -          (45,090)
Reclassification adjustment for (gains) losses included in
 net income                                                          (85,445)               -                 -           29,905
Reclassification adjustment for OTTI losses excluded
 from net income(2)                                                     (212)               -                 -               73
Impact of net unrealized investment (gains) losses on
 deferred policy acquisition costs                                         -           14,638                 -           (5,124)
Impact of net unrealized investment (gains) losses on
 policyholders' account balances                                           -                -           (17,345)           6,070
                                                              --------------    -------------    --------------    -------------
Balance, December 31, 2011                                    $      443,637    $    (179,520)   $       75,345    $    (118,533)
                                                              --------------    -------------    --------------    -------------
Net investment gains (losses) on investments arising
 during the period                                                    90,693                -                 -          (31,738)
Reclassification adjustment for (gains) losses included in
 net income                                                          (29,399)               -                 -           10,290
Reclassification adjustment for OTTI losses excluded
 from net income(2)                                                      169                -                 -              (59)
Impact of net unrealized investment (gains) losses on
 deferred policy acquisition costs                                         -          (40,688)                -           14,065
Impact of net unrealized investment (gains) losses on
 policyholders' account balances                                           -                -            50,488          (17,671)
                                                              --------------    -------------    --------------    -------------
Balance, December 31, 2012                                    $      505,100    $    (220,208)   $      125,833    $    (143,646)
                                                              ==============    =============    ==============    =============

                                                               Accumulated
                                                                  Other
                                                              Comprehensive
                                                              Income (Loss)
                                                              Related To Net
                                                                Unrealized
                                                                Investment
                                                              Gains (Losses)
                                                              --------------

Balance, December 31, 2009                                    $       85,177
Cumulative effect of adoption of accounting principle                 15,548
Net investment gains (losses) on investments arising
 during the period                                                    81,021
Reclassification adjustment for (gains) losses included in
 net income                                                           25,077
Reclassification adjustment for OTTI losses excluded
 from net income(2)                                                       19
Impact of net unrealized investment (gains) losses on
 deferred policy acquisition costs                                   (33,202)
Impact of net unrealized investment (gains) losses on
 policyholders' account balances                                      20,929
                                                              --------------
Balance, December 31, 2010                                    $      194,569
                                                              --------------
Net investment gains (losses) on investments arising
 during the period                                                    83,800
Reclassification adjustment for (gains) losses included in
 net income                                                          (55,540)
Reclassification adjustment for OTTI losses excluded
 from net income(2)                                                     (139)
Impact of net unrealized investment (gains) losses on
 deferred policy acquisition costs                                     9,514
Impact of net unrealized investment (gains) losses on
 policyholders' account balances                                     (11,275)
                                                              --------------
Balance, December 31, 2011                                    $      220,929
                                                              --------------
Net investment gains (losses) on investments arising
 during the period                                                    58,955
Reclassification adjustment for (gains) losses included in
 net income                                                          (19,109)
Reclassification adjustment for OTTI losses excluded
 from net income(2)                                                      110
Impact of net unrealized investment (gains) losses on
 deferred policy acquisition costs                                   (26,623)
Impact of net unrealized investment (gains) losses on
 policyholders' account balances                                      32,817
                                                              --------------
Balance, December 31, 2012                                    $      267,079
                                                              ==============

(1)Includes cash flow hedges. See Note 11 for information on cash flow hedges.
(2)Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

The table below presents net unrealized gains (losses) on investments by asset as of the dates indicated:

                                                                       December 31,    December 31,    December 31,
                                                                          2012            2011            2010
                                                                     --------------- --------------- ---------------

                                                                                     (in thousands)
Fixed maturity securities on which an OTTI loss has been recognized  $         (618) $      (18,648) $      (24,704)
Fixed maturity securities, available-for-sale--all other                     474,128         411,366         365,178
Equity securities, available-for-sale                                          1,208         (1,359)           1,443
Derivatives designated as cash flow hedges(1)                                    147           2,523             808
Other investments                                                             29,617          31,107          32,975
                                                                     --------------- --------------- ---------------
Net unrealized gains (losses) on investments                         $       504,482 $       424,989 $       375,700
                                                                     =============== =============== ===============

(1)See Note 11 for more information on cash flow hedges.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Duration of Gross Unrealized Loss Positions for Fixed Maturities and Equity Securities

The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities and equity securities have been in a continuous unrealized loss position, as of the dates indicated:

                                                                               December 31, 2012
                                                    -----------------------------------------------------------------------
                                                    Less than twelve months  Twelve months or more           Total
                                                    ----------------------- ----------------------- -----------------------
                                                                   Gross                   Gross                   Gross
                                                                 Unrealized              Unrealized              Unrealized
                                                     Fair Value   Losses     Fair Value   Losses     Fair Value   Losses
                                                    ----------- ----------- ----------- ----------- ----------- -----------
                                                                                (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of
 U.S. government authorities and agencies           $     4,338  $       10  $        -  $        - $     4,338  $       10
Obligations of U.S. states and their political
 subdivisions                                            21,128         485           -           -      21,128         485
Foreign government bonds                                      -           -           -           -           -           -
Corporate securities                                    290,127       7,070      18,221         744     308,348       7,814
Asset-backed securities                                  44,821          76      24,997       6,070      69,818       6,146
Commercial mortgage-backed securities                    12,549          60         521           9      13,070          69
Residential mortgage-backed securities                   20,276         164       4,347          72      24,623         236
                                                    -----------  ----------  ----------  ---------- -----------  ----------
   Total                                            $   393,239  $    7,865  $   48,086  $    6,895 $   441,325  $   14,760
                                                    ===========  ==========  ==========  ========== ===========  ==========

Equity securities, available-for-sale               $        54  $        9  $        -  $        - $        54  $        9
                                                    ===========  ==========  ==========  ========== ===========  ==========

                                                                               December 31, 2011
                                                    -----------------------------------------------------------------------
                                                    Less than twelve months Twelve months or more           Total
                                                    ----------------------- --------------------- -------------------------
                                                                   Gross                 Gross                    Gross
                                                                 Unrealized            Unrealized               Unrealized
                                                     Fair Value    Losses   Fair Value   Losses    Fair Value     Losses
                                                    ------------ ---------- ---------- ---------- ------------ ------------
                                                                                (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of
 U.S. government authorities and agencies           $      4,696 $        4 $        - $        - $      4,696 $          4
Obligations of U.S. states and their political
 subdivisions                                                  -          -          -          -            -            -
Foreign government bonds                                      96          4          -          -           96            4
Corporate securities                                     196,766      6,060     13,355      2,393      210,121        8,453
Asset-backed securities                                   57,956        389     69,641     22,106      127,597       22,495
Commercial mortgage-backed securities                        563          -      1,051          2        1,614            2
Residential mortgage-backed securities                     4,706        213      4,022        124        8,728          337
                                                    ------------ ---------- ---------- ---------- ------------ ------------
   Total                                            $    264,783 $    6,670 $   88,069 $   24,625 $    352,852 $     31,295
                                                    ============ ========== ========== ========== ============ ============

Equity securities, available-for-sale               $      3,016 $    1,966 $        - $        - $      3,016 $      1,966
                                                    ============ ========== ========== ========== ============ ============

The gross unrealized losses, related to fixed maturities at December 31, 2012 and 2011 are composed of $9 million and $10 million, respectively, related to high or highest quality securities based on National Association of Insurance Commissioners, or "NAIC", or equivalent rating and $6 million and $21 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. At December 31, 2012, $6 million of the gross unrealized losses represented declines in value of greater than 20%, $0 million of which had been in that position for less than six months, as compared to $22 million at December 31, 2011 that represented declines in value of greater than 20%, $3 million of which had been in that position for less than six months. At December 31, 2012 and 2011, the $7 million and $25 million respectively, of gross unrealized losses of twelve months or more were concentrated in asset-backed securities. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary impairments for these securities was not warranted at December 31, 2012 and 2011. These conclusions are based on a detailed analysis of the underlying credit and cash flows on each security. The gross unrealized losses are primarily attributable to credit spread widening and increased liquidity discounts. At December 31, 2012, the Company does not intend to sell the securities and it is not more likely than not that the Company will be required to sell the securities before the anticipated recovery of its remaining amortized cost basis.

At December 31, 2012, less than $1 million of the gross unrealized losses related to equity securities, represented declines in value of greater than 20%, none of which have been in that position for less than six months. At December 31, 2011, $2 million of the gross unrealized losses represented declines in value of greater than 20%, $1.4 million of which had been in that position for less than six months. In accordance with its policy described in
Note 2, the Company concluded that an adjustment for other-than-temporary impairments for these equity securities was not warranted at December 31, 2012 or 2011.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Securities Pledged and Special Deposits

The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase and futures contracts. At December 31, the carrying value of investments pledged to third parties as reported in the Consolidated Statements of Financial Position included the following:

                                                   2012           2011
                                               ------------- --------------
                                                      (in thousands)
Fixed maturity securities, available for sale  $      46,115 $      189,143
Trading account assets                                   187            232
Equity Securities                                          9              -
                                               ------------- --------------
Total securities pledged                       $      46,311 $      189,375
                                               ============= ==============

As of December 31, 2012, the carrying amount of the associated liabilities supported by the pledged collateral was $48 million. Of this amount, $48 million was "Cash collateral for loaned securities." There were no "Securities sold under agreements to repurchase." As of December 31, 2011, the carrying amount of the associated liabilities supported by the pledged collateral was $194 million. Of this amount, $40 million was "Securities sold under agreements to repurchase" and $154 million was "Cash collateral for loaned securities."

Fixed maturities of $4 million at December 31, 2012 and 2011 were on deposit with governmental authorities or trustees as required by certain insurance laws.

4.  DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, are as follows:

                                                                                2012              2011              2010
                                                                          ----------------  ----------------  ----------------
                                                                                             (in thousands)
Balance, beginning of year                                                $      2,545,600  $      2,693,689  $      1,913,804
Capitalization of commissions, sales and issue expenses                          1,171,759         1,096,301           906,235
Amortization- Impact of assumption and experience unlocking and true-ups            60,313           (25,242)           75,579
Amortization- All other                                                            (21,344)         (947,961)         (142,007)
Change in unrealized investment gains and losses                                   (53,651)            9,973           (59,922)
Ceded DAC upon Coinsurance Treaty with PAR U (See Note 13)                         (23,616)         (281,160)                -
                                                                          ----------------  ----------------  ----------------
Balance, end of year                                                      $      3,679,061  $      2,545,600  $      2,693,689
                                                                          ================  ================  ================

Deferred acquisition costs include reductions in capitalization and amortization related to reinsurance expense allowances resulting from the coinsurance treaties with PARCC, PAR TERM, PAR III and PAR U, as well as reductions for the initial balance transferred to PAR U at inception of the coinsurance agreements as discussed in Note 13.

Ceded capitalization amounted to $249 million, $208 million and $220 million in 2012, 2011 and 2010, respectively. Ceded amortization amounted to $180 million, $70 million and $67 million in 2012, 2011 and 2010, respectively. The ceded portion of the impact of changes in unrealized gains/(losses) increased the deferred acquisition cost asset $44 million and $147 million in 2012 and 2011, respectively.

5.   POLICYHOLDERS' LIABILITIES

Future Policy Benefits

Future policy benefits at December 31, are as follows:

                                                      2012                 2011
                                              -------------------- --------------------

                                                           (in thousands)
Life insurance - domestic                     $          3,804,994 $          3,184,177
Life insurance - Taiwan                                  1,109,723              977,889
Individual and group annuities                              82,050               68,612
Policy claims and other contract liabilities             1,700,046            1,063,630
                                              -------------------- --------------------
Total future policy benefits                  $          6,696,813 $          5,294,308
                                              ==================== ====================

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Life insurance liabilities include reserves for death benefits and other policy benefits. Individual and Group annuity liabilities include reserves for annuities that are in payout status.

Future policy benefits for domestic and Taiwan individual non-participating traditional life insurance policies are generally equal to the aggregate of
(1) the present value of future benefit payments and related expenses, less the present value of future net premiums, and (2) any premium deficiency reserves. Assumptions as to mortality and persistency are based on the Company's experience, and in certain instances, industry experience, when the basis of the reserve is established. Interest rates range from 2.50% to 8.25% for setting domestic insurance reserves and 6.18% to 7.43% for setting Taiwan reserves.

Future policy benefits for individual and group annuities and supplementary contracts are generally equal to the aggregate of (1) the present value of expected future payments, and (2) any premium deficiency reserves. Assumptions as to mortality are based on the Company's experience, and in certain instances, industry experience, when the basis of the reserve is established. The interest rates used in the determination of present values range from 1.36% to 14.75%, with approximately 7.74% of the reserves based on an interest rate in excess of 8.00%. The interest rate used in the determination of group annuities reserves is 14.75%.

Future policy benefits for other contract liabilities are generally equal to the present value of expected future payments based on the Company's experience. Other contract liabilities also includes liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts which are discussed in Note 7. The interest rates used in the determination of the present values range from 0.53% to 6.20%.

Policyholders' Account Balances

Policyholders' account balances at December 31, are as follows:

                                               2012                 2011
                                       -------------------- --------------------

                                                    (in thousands)
Interest-sensitive life contracts      $          5,327,169 $          4,645,659
Individual annuities                              1,736,810            1,826,854
Guaranteed interest accounts                        820,502              776,731
Other                                               672,596              562,430
                                       -------------------- --------------------
Total policyholders' account balances  $          8,557,077 $          7,811,674
                                       ==================== ====================

Policyholders' account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders' account balances also include provisions for benefits under non-life contingent payout annuities. Interest crediting rates range from 3.00% to 4.95% for interest-sensitive contracts. Interest crediting rates for individual annuities may range from 1.00 % to 9.00 % with less than
0.01 % of policyholders' account balances with interest crediting rates in excess of 8.00%. Interest crediting rates for guaranteed interest accounts range from 1.00 % to 6.00 %. Interest crediting rates range from 0.50 % to
8.00 % for other.

6.  REINSURANCE

The Company participates in reinsurance with its affiliates Prudential of Taiwan, PARCC, UPARC, PAR U, Pruco Re, and PAR TERM, and its parent company, Prudential Insurance, in order to provide risk diversification, additional capacity for future growth and limit the maximum net loss potential. Effective July 1, 2012, the Company recaptured business reinsured with PAR III, an affiliate and subsequently reinsured the business with PARCC. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.

The Company has entered into various reinsurance agreements with an affiliate, Pruco Re, to reinsure its living benefit features sold on certain of its annuities as part of its risk management and capital management strategies. For additional details on these agreements, see Note 13.

Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers, for long duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. The affiliated reinsurance agreements are described further in Note 13.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Reinsurance amounts included in the Company's Consolidated Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, are as follows:

                                                           2012           2011          2010
                                                      -------------- -------------- -------------

                                                                    (in thousands)
Premiums                                              $    1,221,990 $    1,127,239 $   1,061,881
Reinsurance ceded                                        (1,153,854)    (1,054,452)     (995,489)
                                                      -------------- -------------- -------------
  Premiums                                            $       68,136 $       72,787 $      66,392
                                                      ============== ============== =============

Direct policy charges and fees                        $    2,048,167 $    1,445,303 $   1,032,261
Reinsurance ceded                                          (513,404)      (335,808)     (441,214)
                                                      -------------- -------------- -------------
  Policy charges and fees                             $    1,534,763 $    1,109,495 $     591,047
                                                      ============== ============== =============

Policyholders' benefits ceded                         $      854,721 $      742,529 $     678,782
Realized capital gains (losses) net, associated with
 derivatives                                          $     (53,842) $    1,185,096 $   (497,195)

Reinsurance premiums ceded for interest-sensitive life products are accounted for as a reduction of policy charges and fee income. Reinsurance premiums ceded for term insurance products are accounted for as a reduction of premiums.

Realized investment gains and losses include the impact of reinsurance agreements that are accounted for as embedded derivatives. Changes in the fair value of the embedded derivatives are recognized through "Realized investment gains (losses)." The Company has entered into reinsurance agreements to transfer the risk related to certain living benefit options on variable annuities to Pruco Re. The Company also entered into an agreement with UPARC (See Note 13) to reinsure a portion of the no-lapse guarantee provision on certain universal life products. These reinsurance agreements are derivatives and have been accounted for in the same manner as an embedded derivative. See
Note 11 for additional information related to the accounting for embedded derivatives.

Reinsurance recoverables included in the Company's Consolidated Statements of Financial Position at December 31, were as follows:

                                                 2012               2011
                                          ------------------ ------------------

                                                     (in thousands)
Domestic life insurance-affiliated        $        4,619,282 $        3,876,626
Domestic individual annuities-affiliated           1,287,660            869,159
Domestic life insurance-unaffiliated                   9,673              (658)
Taiwan life insurance-affiliated                   1,115,560            983,989
                                          ------------------ ------------------
                                          $        7,032,175 $        5,729,116
                                          ================== ==================

Substantially all reinsurance contracts are with affiliates as of December 31, 2012 and 2011. These contracts are described further in Note 13.

The gross and net amounts of life insurance face amount in force as of December 31, were as follows:

                                                  2012                2011                2010
                                           ------------------- ------------------- -------------------

                                                                 (in thousands)
Gross life insurance face amount in force  $       612,238,145 $       569,684,855 $       546,708,450
Reinsurance ceded                                (557,559,303)       (517,857,797)       (492,314,245)
                                           ------------------- ------------------- -------------------
Net life insurance face amount in force    $        54,678,842 $        51,827,058 $        54,394,205
                                           =================== =================== ===================

7.  CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

The Company issues traditional variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract less any partial withdrawals ("return of net deposits"), (2) total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"), or
(3) the highest contract value on a specified date minus any withdrawals ("contract value"). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


The Company also issues annuity contracts with market value adjusted investment options ("MVAs"), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a "market adjusted value" if surrendered prior to maturity or if funds are allocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The Company also issues fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.

In addition, the Company issues variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse ("no lapse guarantee"). Variable life and variable universal life contracts are offered with general and separate account options similar to variable annuities.

The assets supporting the variable portion of both traditional variable annuities and certain variable contracts with guarantees are carried at fair value and reported as "Separate account assets" with an equivalent amount reported as "Separate account liabilities." Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in "Policy charges and fee income" and changes in liabilities for minimum guarantees are generally included in "Policyholders' benefits."

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, timing of annuitization, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility or contractholder behavior used in the original pricing of these products.

The Company's contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within "Future policy benefits." As of December 31, 2012 and 2011, the Company had the following guarantees associated with these contracts, by product and guarantee type:

                                       December 31, 2012                    December 31, 2011
                               ----------------------------------   ----------------------------------

                               In the Event of  At Annuitization/   In the Event of  At Annuitization/
                                    Death       Accumulation (1)         Death       Accumulation (1)
                               ----------------------------------   ----------------------------------
Variable Annuity Contracts                                 (in thousands)

Return of Net Deposits
Account value                  $     55,348,881       $       N/A   $     37,091,904  $            N/A
Net amount at risk                      144,758               N/A   $        947,037               N/A
Average attained age of
 contractholders                             61               N/A                 60               N/A
Minimum return or contract
 value
Account value                  $     17,627,105       $64,710,758   $     14,074,097  $     43,987,117
Net amount at risk             $      1,937,955       $ 2,177,244   $      2,571,505  $      3,048,978
Average attained age of
 contractholders                             66                61                 66                60
Average period remaining
 until earliest expected
 annuitization                              N/A        0.23 years                N/A        0.55 years

(1)Includes income and withdrawal benefits as described herein

                                                               December 31, 2012    December 31, 2011
                                                             ------------------- ---------------------

                                                                       In the Event of Death
                                                             -----------------------------------------
                                                                          (in thousands)
Variable Life, Variable Universal Life and
Universal Life Contracts
No Lapse Guarantees
Separate account value                                       $         2,686,820 $           2,418,679
General account value                                        $         2,922,481 $           2,089,347
Net amount at risk                                           $        66,004,950 $          54,917,077
Average attained age of contractholders                                 52 years              52 years

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                       December 31, 2012    December 31, 2011
                    -------------------- --------------------

                                 (in thousands)
Equity funds                 $42,765,421          $23,180,461
Bond funds                    24,280,753           23,125,115
Money market funds             3,618,360            2,493,553
                    -------------------- --------------------
Total                        $70,664,534          $48,799,129
                    ==================== ====================

In addition to the above mentioned amounts invested in separate account investment options, $2.311 billion and $2.367 billion of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA feature, were invested in general account investment options in 2012 and 2011, respectively. In 2012, 2011 and 2010 there were no gains or losses on transfers of assets from the general account to a separate account.

Liabilities for Guaranteed Benefits

The table below summarizes the changes in general account liabilities for guarantees on variable contracts. The liabilities for guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB") are included in "Future policy benefits" and the related changes in the liabilities are included in "Policyholders' benefits." Guaranteed minimum income and withdrawal benefits ("GMIWB"), guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum accumulation benefits ("GMAB") features are considered to be bifurcated embedded derivatives and are recorded at fair value. Changes in the fair value of these derivatives, including changes in the Company's own risk of non-performance, along with any fees attributed or payments made relating to the derivative, are recorded in "Realized investment gains (losses), net." See
Note 10 for additional information regarding the methodology used in determining the fair value of these embedded derivatives. The liabilities for GMAB, GMWB and GMIWB are included in "Future policy benefits."

                                                                                 GMWB/GMIWB/
                                                GMDB                      GMIB      GMAB       Total
                                 -----------------------------------     ------------------- ----------
                                 Variable Annuity   Variable Life,        Variable Annuity
                                                  Variable Universal
                                                   Life & Universal
                                                         Life

                                                            (in thousands)
Balance as of December 31, 2009         $  79,923          $ 143,171     $26,539  $ (17,539) $  232,094
Incurred guarantee benefits (1)             5,522             18,496         361   (435,284)  (410,905)
Paid guarantee benefits                  (36,616)              (560)       (182)           -   (37,358)
                                 ---------------- ------------------ -   ------- ----------- ----------

Balance as of December 31, 2010         $  48,829          $ 161,107     $26,718  $(452,823) $(216,169)
Incurred guarantee benefits (1)            87,111             66,082       7,120   1,365,810  1,526,123
Paid guarantee benefits                  (38,305)            (2,280)       (828)           -   (41,413)
                                 ---------------- ------------------ -   ------- ----------- ----------

Balance as of December 31, 2011         $  97,635          $ 224,909     $33,010  $  912,987 $1,268,541
Incurred guarantee benefits (1)           145,022             94,007      21,916     504,903    765,848
Paid guarantee benefits                  (40,590)           (13,929)       (540)           -   (55,059)
                                 ---------------- ------------------ -   ------- ----------- ----------

Balance as of December 31, 2012         $ 202,067          $ 304,987     $54,386  $1,417,890 $1,979,330
                                 ================ ================== =   ======= =========== ==========

(1) Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features considered to be embedded derivatives.

The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the death benefits in excess of the account balance. The GMIB liability associated with variable annuities is determined each period by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the projected income benefits in excess of the account balance. The portion of assessments used is chosen such that, at issue (or, in the case of acquired contracts, at the acquisition date), the present value of expected death benefits or expected income benefits in excess of the projected account balance and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The GMIB liability associated with fixed annuities is determined each period by estimating the present value of projected income benefits in excess of the account balance. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances, with an associated charge or credit to earnings, if actual experience or other evidence suggests that earlier assumptions should be revised.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company's GMAB features are the guaranteed return option ("GRO") features, which includes an asset transfer feature that reduces the Company's exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder accesses the guaranteed remaining balance through defined annual payments. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a "withdrawal" option or an "income" option. The withdrawal option (which was available under only one of the GMIWBs the Company no longer offers) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company's GMIWBs) in general guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contractholder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an automatic rebalancing element that reduces the Company's exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

As part of its risk management strategy, the Company limits its exposure to these risks through a combination of product design elements, such as an asset transfer feature and affiliated reinsurance agreements. The asset transfer feature, included in the design of certain optional living benefits, transfers assets between certain variable investments selected by the annuity contractholder and, depending on the benefit feature, a fixed rate account in the general account or a bond portfolio within the separate accounts. The transfers are based on the static mathematical formula, used with the particular optional benefit, which considers a number of factors, including, but not limited to, the impact of investment performance of the contractholder total account value. In general, but not always, negative investment performance may result in transfers to a fixed-rate account in the general account or a bond portfolio within the separate accounts, and positive investment performance may result in transfers back to contractholder-selected variable investments. Other product design elements utilized for certain products to manage these risks include asset allocation restrictions and minimum issuance age requirements. For risk management purposes the Company segregates the variable annuity living benefit features into those that include the asset transfer feature including certain GMIWB riders and certain GMAB riders that feature the GRO policyholder benefits; and those that do not include the asset transfer feature, including certain legacy GMIWB, GMWB, GMAB and GMIB riders. Living benefit riders that include the asset transfer feature also include GMDB riders, and as such the GMDB risk in these riders also benefits from the asset transfer feature.

Sales Inducements

The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. These deferred sales inducements are included in "Deferred Sales Inducements" in the Company's Statements of Financial Position. The Company offers various types of sales inducements. These inducements include: (1) a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's initial deposit and (2) additional credits after a certain number of years a contract is held. Changes in deferred sales inducements, reported as "Interest credited to policyholders' account balances," are as follows:

                                                            2012                   2011                   2010
                                                   --------------------------------------------------------------------

                                                                              (in thousands)

Balance, beginning of year                         $              542,742 $              537,943 $              296,341
Capitalization                                                    198,955                289,642                246,006
Amortization-Impact of assumption and experience
 unlocking and true-ups                                            53,108               (24,919)                 15,638
Amortization-All other                                            (9,985)              (260,964)               (26,373)
Change in unrealized investment gains (losses)                      3,071                  1,040                  6,330
                                                   ---------------------- ---------------------- ----------------------
Balance, end of year                               $              787,891 $              542,742 $              537,943
                                                   ====================== ====================== ======================

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


8.  STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.

Statutory net income (loss) for the Company amounted to $591 million, ($589) million, and $277 million for the years ended December 31, 2012, 2011, and 2010, respectively. Statutory surplus of the Company amounted to $2,211 million and $1,496 million at December 31, 2012 and 2011, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Prescribed statutory accounting practices include publications of the NAIC, state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

The Company is subject to Arizona law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the Arizona Department of Insurance. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the greater of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, there is a capacity to pay a dividend of $599 million in 2013 without prior approval. In 2011 and 2012, there were no dividends nor any returns of capital paid by the Company to the parent company. The Company paid a dividend of $100 million in 2010, of which $90 million was considered an ordinary dividend and $10 million was considered an extraordinary dividend.

9.  INCOME TAXES

The components of income tax expense (benefit) for the years ended December 31, were as follows:

                                                                          2012              2011               2010
                                                                   ------------------ ----------------- ------------------

                                                                                       (in thousands)
Current tax expense (benefit):
U.S.                                                                $         216,654  $         42,474  $         157,318
                                                                   ------------------ ----------------- ------------------
Total                                                                         216,654            42,474            157,318
                                                                   ------------------ ----------------- ------------------

Deferred tax expense (benefit):
U.S.                                                                         (35,614)         (263,930)           (29,219)
                                                                   ------------------ ----------------- ------------------
Total                                                                        (35,614)         (263,930)           (29,219)
                                                                   ------------------ ----------------- ------------------

Total income tax expense on continuing operations                             181,040         (221,456)            128,099
Total income tax expense (benefit) reported in equity related to:
  Other comprehensive income (loss)                                            29,258            16,417             50,137
  Additional paid-in capital                                                  (9,540)             1,908           (17,169)
                                                                   ------------------ ----------------- ------------------
Total income tax expense (benefit)                                  $         200,758  $      (203,131)  $         161,067
                                                                   ================== ================= ==================

The Company's income (loss) from continuing operations before income taxes includes income (loss) from domestic operations of $865.4 million, ($354.2) million and $517.0 million, and no income from foreign operations for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company's actual income tax expense for the years ended December 31, differs from the expected amount computed by applying the statutory federal income tax rate of 35% to income from continuing operations before income taxes and cumulative effect of accounting change for the following reasons:

                                                                   2012               2011               2010
                                                             -------------------------------------------------------

                                                                                 (in thousands)

Expected federal income tax expense                           $        302,882  $        (123,964)  $        180,944
Non-taxable investment income                                        (108,463)            (81,031)          (46,161)
Tax credits                                                           (14,460)            (15,977)           (5,553)
Other                                                                    1,081               (484)           (1,131)
                                                             ----------------- ------------------- -----------------
Total income tax expense (benefit) on continuing operations   $        181,040  $        (221,456)  $        128,099
                                                             ================= =================== =================

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                               2012                 2011
                                       -----------------------------------------
                                                    (in thousands)
Deferred tax assets
  Insurance reserves                    $          1,436,802  $          995,018
  Other                                                  824                   -
                                       --------------------- -------------------
  Deferred tax assets                   $          1,437,626  $          995,018
                                       --------------------- -------------------

Deferred tax liabilities
  Deferred policy acquisition costs     $            960,414  $          594,677
  Deferred annuity bonus                             275,762             189,960
  Net unrealized gains on securities                 176,441             147,787
  Investments                                          2,315              55,073
  Other                                                    -                 723
                                       --------------------- -------------------
  Deferred tax liabilities                         1,414,932             988,220
                                       --------------------- -------------------
Net deferred tax asset (liability)      $             22,694  $            6,798
                                       ===================== ===================

The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal;
(4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards;
(5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The company had no valuation allowance as of December 31, 2012, 2011 and 2010.

Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its deferred tax assets. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of deferred tax asset that is realizable.

The Company's unrecognized tax benefits for the years ended December 31 are as follows:

                                                                                                2012        2011         2010
                                                                                              --------- ------------ ------------
                                                                                                        (in thousands)

Balance at January 1,                                                                     $         113 $      1,620 $      6,743
Increases in unrecognized tax benefits                                                              464            -            -
(Decreases) in unrecognized tax benefits                                                              -      (1,507)      (5,123)
Settlements with taxing authorities                                                               (577)            -            -
                                                                                              -----------------------------------
Balance at December 31,                                                                   $           - $        113 $      1,620
                                                                                              ===================================

Unrecognized tax benefits that, if recognized, would favorably impact the effective rate              -            -        1,490
                                                                                              ===================================

The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit). The amounts recognized in the consolidated financial statements for tax-related interest and penalties for the years ended December 31, are as follows:

                                                       2012         2011            2010
                                                   --------------------------------------------

                                                                  (in thousands)

Interest and penalties recognized in the
 consolidated statements of operations             $          - $          - $          (1,100)
Interest and penalties recognized in liabilities
 in the consolidated statements of financial
 position                                          $          - $          - $                -

The Company's liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the Internal Revenue Service ("IRS") or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Federal statute of limitations for the 2004 through 2006 tax years will expire in November 2013, unless extended. The Federal statute of limitations for the 2007 through 2008 tax years will expire in December 2013, unless extended. Tax years 2009 through 2011 are still open for IRS examination.

During 2004 through 2006, the Company's parent, Prudential Financial, Inc., entered into two transactions that involved, among other things, the payment of foreign income taxes that were credited against the Company's U.S. tax liability. On May 23, 2011, the IRS issued notices of proposed adjustments disallowing the foreign tax credits claimed and related transaction expenses. The total amount of the proposed adjustments for the

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------

transactions was approximately $200 million of tax and penalties. During the fourth quarter of 2011, the Company reached agreement with the IRS on the resolution of the proposed foreign tax credits disallowance. The impact to the 2011 results attributable to the settlement was an increase to tax expense of approximately $93 million. The settlement of the foreign tax credit transactions for 2004 through 2006 marked the conclusion of the IRS audits for those years. As a result, all unrecognized tax positions plus interest relating to tax years prior to 2007 were recognized in 2011. As such, 2011 benefited from a reduction to the liability for unrecognized tax benefits of $70 million, including the impact from the foreign tax credit disallowance.

The Company does not anticipate any significant changes within the next 12 months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.

The dividends received deduction ("DRD") reduces the amount of dividend income subject to U.S. tax and is the primary component of the non-taxable investment income shown in the table above, and, as such, is a significant component of the difference between the Company's effective tax rate and the federal statutory tax rate of 35%. The DRD for the current period was estimated using information from 2011, current year results, and was adjusted to take into account the current year's equity market performance. The actual current year DRD can vary from the estimate based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from mutual fund investments, changes in the account balances of variable life and annuity contracts, and the Company's taxable income before the DRD.

In August 2007, the IRS released Revenue Ruling 2007-54, which included, among other items, guidance on the methodology to be followed in calculating the DRD related to variable life insurance and annuity contracts. In September 2007, the IRS released Revenue Ruling 2007-61. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 and informed taxpayers that the U.S. Treasury Department and the IRS intend to address through new guidance the issues considered in Revenue Ruling 2007-54, including the methodology to be followed in determining the DRD related to variable life insurance and annuity contracts. In May 2010, the IRS issued an Industry Director Directive ("IDD") confirming that the methodology for calculating the DRD set forth in Revenue Ruling 2007-54 should not be followed. The IDD also confirmed that the IRS guidance issued before Revenue Ruling 2007-54, which guidance the Company relied upon in calculating its DRD, should be used to determine the DRD. For the last several years, the revenue proposals included in the Obama Administration's budgets included a proposal that would change the method used to determine the amount of the DRD. A change in the DRD, including the possible retroactive or prospective elimination of this deduction through guidance or legislation, could increase actual tax expense and reduce the Company's consolidated net income. These activities had no impact on the Company's 2010, 2011 or 2012 results.

For tax years 2007 through 2012, the Company is participating in the IRS's Compliance Assurance Program ("CAP"). Under CAP, the IRS assigns an examination team to review completed transactions contemporaneously during these tax years in order to reach agreement with the Company on how they should be reported in the tax returns. If disagreements arise, accelerated resolutions programs are available to resolve the disagreements in a timely manner before the tax returns are filed. It is management's expectation this program will shorten the time period between the filing of the Company's federal income tax returns and the IRS's completion of its examination of the returns.

10.  FAIR VALUE OF ASSETS AND LIABILITIES

Fair Value Measurement - Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company's Level 1 assets and liabilities primarily include certain cash equivalents, short term investments and equity securities that trade on an active exchange market.

Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company's Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not actively trade and are priced based on a net asset value), certain short-term investments and certain cash equivalents (primarily commercial paper), and certain over-the-counter derivatives.

Level 3 - Fair value is based on at least one or more significant unobservable inputs for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company's Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public equity securities and fixed maturities, certain highly structured over-the-counter derivative contracts, certain consolidated real estate funds for which the Company is the general partner, and embedded derivatives resulting from certain products with guaranteed benefits.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Assets and Liabilities by Hierarchy Level - The tables below present the balances of assets and liabilities measured at fair value on a recurring basis, as of the dates indicated.

                                                                                     As of December 31, 2012
                                                    ----------------------------------------------------------------------

                                                        Level 1          Level 2           Level 3          Netting (2)
                                                    ---------------- ---------------- ------------------ -----------------

                                                                                          (in thousands)
Fixed maturities, available for sale:
U.S. Treasury securities and obligations of U.S.
 government authorities and agencies                $              - $        187,619 $                - $               -
Obligations of U.S. states and their political
 subdivisions                                                      -           85,197                  -                 -
Foreign government bonds                                           -           27,511                  -                 -
Corporate securities                                               -        4,561,653             36,981                 -
Asset-backed securities                                            -          264,747            108,727                 -
Commercial mortgage-backed securities                              -          489,421                  -                 -
Residential mortgage-backed securities                             -          373,909                  -                 -
                                                    ---------------- ---------------- ------------------ -----------------
 Sub-total                                                         -        5,990,057            145,708                 -
Trading account assets:
Corporate securities                                               -                -                  -                 -
Asset-backed securities                                            -            4,008                  -                 -
Commercial mortgage-backed securities                              -            4,091                  -                 -
Equity securities                                                  -                -              3,277                 -
                                                    ---------------- ---------------- ------------------ -----------------
 Sub-total                                                         -            8,099              3,277                 -
Equity securities, available for sale                          2,683              155              1,489                 -
Short-term investments                                        81,308           31,029                  -                 -
Cash equivalents                                              10,305          307,394                  -                 -
Other long-term investments                                        -          187,384                988          (68,689)
Reinsurance recoverables                                           -                -          1,287,157                 -
Other assets                                                       -          184,128              1,995                 -
                                                    ---------------- ---------------- ------------------ -----------------
 Sub-total excluding separate account assets                  94,296        6,708,246          1,440,614          (68,689)

Separate account assets (1)                                  345,437       80,293,584            248,255                 -
                                                    ---------------- ---------------- ------------------ -----------------
   Total assets                                     $        439,733 $     87,001,830 $        1,688,869 $        (68,689)
                                                    ================ ================ ================== =================
Future policy benefits                              $              - $              - $        1,417,891 $               -
Other liabilities                                                  -           68,689                  -          (68,689)
                                                    ---------------- ---------------- ------------------ -----------------
   Total liabilities                                $              - $         68,689 $        1,417,891 $        (68,689)
                                                    ================ ================ ================== =================

                                                    --------------------

                                                           Total
                                                    -------------------


Fixed maturities, available for sale:
U.S. Treasury securities and obligations of U.S.
 government authorities and agencies                $           187,619
Obligations of U.S. states and their political
 subdivisions                                                    85,197
Foreign government bonds                                         27,511
Corporate securities                                          4,598,634
Asset-backed securities                                         373,474
Commercial mortgage-backed securities                           489,421
Residential mortgage-backed securities                          373,909
                                                    -------------------
 Sub-total                                                    6,135,765
Trading account assets:
Corporate securities                                                  -
Asset-backed securities                                           4,008
Commercial mortgage-backed securities                             4,091
Equity securities                                                 3,277
                                                    -------------------
 Sub-total                                                       11,376
Equity securities, available for sale                             4,327
Short-term investments                                          112,337
Cash equivalents                                                317,699
Other long-term investments                                     119,683
Reinsurance recoverables                                      1,287,157
Other assets                                                    186,123
                                                    -------------------
 Sub-total excluding separate account assets                  8,174,467

Separate account assets (1)                                  80,887,276
                                                    -------------------
   Total assets                                     $        89,061,743
                                                    ===================
Future policy benefits                              $         1,417,891
Other liabilities                                                     -
                                                    -------------------
   Total liabilities                                $         1,417,891
                                                    ===================

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


                                                                                        As of December 31, 2011 (3)
                                                              --------------------------------------------------------------
                                                                 Level 1        Level 2         Level 3        Netting (2)
                                                              -------------- -------------- ---------------- ---------------
                                                                                               (in thousands)
Fixed maturities, available for sale:
U.S. Treasury securities and obligations of U.S. government
 authorities and agencies                                     $            - $      153,704 $          4,696 $             -
Obligations of U.S. states and their political subdivisions                -         36,151                -               -
Foreign government bonds                                                   -         39,035                -               -
Corporate securities                                                       -      4,047,206           23,720               -
Asset-backed securities                                                    -        310,816           62,429               -
Commercial mortgage-backed securities                                      -        542,323                -               -
Residential mortgage-backed securities                                     -        324,044                -               -
                                                              -------------- -------------- ---------------- ---------------
   Sub-total                                                               -      5,453,279           90,845               -
Trading account assets:
Asset-backed securities                                                    -         17,419                -               -
Commercial mortgage-backed securities                                      -          5,062                -               -
Equity securities                                                          -              -            3,362               -
                                                              -------------- -------------- ---------------- ---------------
   Sub-total                                                               -         22,481            3,362               -

Equity securities, available for sale                                  5,617              -            2,652               -
Short-term investments                                               101,608        181,673                -               -
Cash equivalents                                                      42,158        191,920                -               -
Other long term investments                                                -        180,603              686        (57,612)
Reinsurance recoverables                                                   -              -          868,824               -
Other assets                                                               -        192,824                                -
                                                              -------------- -------------- ---------------- ---------------
   Sub-total excluding separate account assets                       149,383      6,222,780          966,369        (57,612)

Separate account assets (1)                                        1,803,852     56,130,595          222,324               -
                                                              -------------- -------------- ---------------- ---------------
   Total assets                                               $    1,953,235 $   62,353,375 $      1,188,693 $      (57,612)
                                                              ============== ============== ================ ===============
Future policy benefits                                        $            - $            - $        912,988 $             -
Other liabilities                                                          -         57,612                -        (57,612)
                                                              -------------- -------------- ---------------- ---------------
   Total liabilities                                          $            - $       57,612 $        912,988 $      (57,612)
                                                              ============== ============== ================ ===============

                                                              ------------------
                                                                    Total
                                                              -----------------

Fixed maturities, available for sale:
U.S. Treasury securities and obligations of U.S. government
 authorities and agencies                                     $         158,400
Obligations of U.S. states and their political subdivisions              36,151
Foreign government bonds                                                 39,035
Corporate securities                                                  4,070,926
Asset-backed securities                                                 373,245
Commercial mortgage-backed securities                                   542,323
Residential mortgage-backed securities                                  324,044
                                                              -----------------
   Sub-total                                                          5,544,124
Trading account assets:
Asset-backed securities                                                  17,419
Commercial mortgage-backed securities                                     5,062
Equity securities                                                         3,362
                                                              -----------------
   Sub-total                                                             25,843

Equity securities, available for sale                                     8,269
Short-term investments                                                  283,281
Cash equivalents                                                        234,078
Other long term investments                                             123,677
Reinsurance recoverables                                                868,824
Other assets                                                            192,824
                                                              -----------------
   Sub-total excluding separate account assets                        7,280,920

Separate account assets (1)                                          58,156,771
                                                              -----------------
   Total assets                                               $      65,437,691
                                                              =================
Future policy benefits                                        $         912,988
Other liabilities                                                             -
                                                              -----------------
   Total liabilities                                          $         912,988
                                                              =================

(1) Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account assets classified as Level 3 consist primarily of real estate and real estate investment funds. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Consolidated Statements of Financial Position.
(2) "Netting" amounts represent the impact of offsetting asset and liability positions held with the same counterparty.
(3) Includes reclassifications to conform to current period presentation.

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.

Fixed Maturity Securities - The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.

Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing service is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may over-ride the information with an internally-developed valuation. As of December 31, 2012 and December 31, 2011, over-rides on a net basis were not material. Pricing service over-rides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.

The fair value of private fixed maturities, which are comprised of investments in private placement securities, originated by internal private asset managers, are primarily determined using a discounted cash flow model. If the fair value is determined using pricing inputs that are observable in the market, the securities have been reflected within Level 2; otherwise a Level 3 classification is used.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Private fixed maturities also include debt investments in funds that, pay a stated coupon and, a return based upon the results of the underlying portfolios. The fair values of these securities are determined by reference to the funds' net asset value ("NAV"). Since the NAV at which the funds trade can be observed by redemption and subscription transactions between third parties, the fair values of these investments have been reflected within Level 2 in the fair value hierarchy.

Trading Account Assets - Trading account assets consist primarily of asset-backed securities, perpetual preferred stock and commercial mortgage-backed securities whose fair values are determined consistent with similar instruments described above under "Fixed Maturity Securities" and below under "Equity Securities."

Equity Securities - Equity securities consist principally of investments in common and preferred stock of publicly traded companies, perpetual preferred stock, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy. The fair values of perpetual preferred stock are based on inputs obtained from independent pricing services that are primarily based on indicative broker quotes. As a result, the fair values of perpetual preferred stock are classified as Level 3.

Derivative Instruments - Derivatives are recorded at fair value either as assets, within "Other long-term investments," or as liabilities, within "Other liabilities," except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, non-performance risk, liquidity and other factors. Liquidity valuation adjustments are made to reflect the cost of exiting significant risk positions, and consider the bid-ask spread, maturity, complexity, and other specific attributes of the underlying derivative position.

The majority of the Company's derivative positions are traded in the over-the-counter ("OTC") derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company's policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate, cross currency swaps, currency forward contracts and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black Scholes option pricing models. These models' key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, non-performance risk, volatility and other factors.

To reflect the market's perception of its own and the counterparty's non-performance risk, the Company incorporates additional spreads over London Interbank Offered Rate ("LIBOR") into the discount rate used in determining the fair value of OTC derivative assets and liabilities that are not otherwise collateralized.

Derivatives classified as Level 3 include structured products. These derivatives are valued based upon models (such as Monte Carlo simulation models and other techniques) with some significant unobservable market inputs or inputs (e.g. interest rates, equity indices, dividend yields, etc.) from less actively traded markets(e.g., model-specific input values, including volatility parameters, etc.). Level 3 methodologies are validated through periodic comparison of the Company's fair values to broker-dealer values. As of December 31, 2012 and December 31, 2011, there were derivatives with the fair value of $0.2 million and $0.1 million, respectively, classified within Level 3, and all other derivatives were classified within Level 2. See Note 11 for more details on the fair value of derivative instruments by primary underlying.

Cash Equivalents and Short-Term Investments - Cash equivalents and short-term investments include money market instruments, commercial paper and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs and, these investments have primarily been classified within Level 2.

Separate Account Assets - Separate Account Assets include fixed maturity securities, treasuries, equity securities and real estate investments for which values are determined consistent with similar instruments described above under "Fixed Maturity Securities," "Equity Securities" and "Other Long-Term Investments."

Other Assets - Other assets carried at fair value include affiliated bonds within our legal entity whose fair value are determined consistent with similar securities described above under "Fixed Maturity Securities" managed by affiliated asset managers.

Reinsurance Recoverables - Reinsurance recoverables carried at fair value include the reinsurance of our living benefit guarantees on certain of our variable annuities. These reinsurance recoverables are valued in the same manner as the living benefit guarantees as described below in "Future Policy Benefits".

The Company also has an agreement with UPARC, an affiliated captive reinsurance company, to reinsure risks associated with the no-lapse guarantee provision available on a portion of certain universal life products (See Note 13). Under this agreement, the Company pays a premium to UPARC to reinsure the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision. Reinsurance of this risk is accounted for as an embedded derivative which is included in "Reinsurance recoverables". The fair value of this embedded derivative is the present

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------

value of expected reimbursement from UPARC for cost of insurance charges the Company is unable to collect from policyholders, less the present value of reinsurance premiums that is attributable to the embedded derivative feature. This methodology could result in either an asset or liability, given changes in capital market conditions and various policyholder behavior assumptions. Significant inputs to the valuation model for this embedded derivative include capital market assumptions, such as interest rates, the Company's market-perceived risk of the counterparty, UPARC's non-performance ("NPR"), and various assumptions that are actuarially determined, including lapse rates, premium payment patterns, and mortality rates. This embedded derivative had a value of zero at December 31, 2012 and December 31, 2011 primarily due to NPR.

Future Policy Benefits - The liability for future policy benefits primarily includes general account liabilities for the optional living benefit features of the Company's variable annuity contracts, including guaranteed minimum accumulation benefits ("GMAB"), guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum income and withdrawal benefits ("GMIWB"), accounted for as embedded derivatives. The fair values of the GMAB, GMWB, and GMIWB liabilities are calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various policyholder behavior assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management judgment.

The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate and implied volatility assumptions, the Company's market-perceived risk of its own non-performance ("NPR"), as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates, and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.

Capital market inputs and actual policyholders' account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets, and implied volatility. In the risk neutral valuation, interest rates are used to both grow the policyholders' account values and discount all projected future cash flows. The Company's discount rate assumption is based on the LIBOR swap curve adjusted for an additional spread over LIBOR to reflect NPR.

Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon historical experience giving consideration to any observable market data, including available industry studies or market transactions such as acquisitions and reinsurance transactions. These assumptions are generally updated in the third quarter of each year unless a material change that the Company feels is indicative of a long term trend is observed in an interim period.

Transfers between Levels 1 and 2 -During the year ended December 31, 2012, $1.9 million of mutual fund shares were transferred from Level 1 to Level 2 in the Company's Separate Account due to the fund's net asset value no longer being available to the public. There were no transfers between Levels 1 and 2 for the years ended December 31, 2011 and 2010.

Level 3 Assets and Liabilities by Price Source - The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources.

                                                              As of December 31, 2012
                                                ---------------------------------------------------
                                                 Internal (1)       External (2)         Total
                                                ---------------   ---------------   ---------------
                                                                  (in thousands)
Corporate securities                                     31,356             5,625            36,981
Asset-backed securities                                   5,929           102,798           108,727
Equity securities                                         1,489             3,277             4,766
Other long-term investments                                 232               756               988
Reinsurance recoverables                              1,287,157                 -         1,287,157
Other Assets                                                  -             1,995             1,995
                                                ---------------   ---------------   ---------------
  Sub-total excluding separate account assets         1,326,163           114,451         1,440,614

Separate account assets                                  77,286           170,969           248,255
                                                ---------------   ---------------   ---------------
  Total assets                                  $     1,403,449   $       285,420   $     1,688,869
                                                ===============   ===============   ===============
Future policy benefits                          $     1,417,891   $             -   $     1,417,891
                                                ---------------   ---------------   ---------------
  Total liabilities                             $     1,417,891   $             -   $     1,417,891
                                                ===============   ===============   ===============

(1) Represents valuations reflecting both internally-derived and market inputs, as well as third-party pricing information or quotes. See below for additional information related to internally developed valuation for significant items in the above table.
(2) Represents unadjusted prices from independent pricing services and independent indicative broker quotes where pricing inputs are not readily available.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Quantitative Information Regarding Internally Priced Level 3 Assets and Liabilities - The table below presents quantitative information on significant internally-priced Level 3 assets and liabilities for which the investment risks associated with market value changes are borne by the Company.

                                                                     As of December 31, 2012
                          ---------------------------------------------------------------------------------------

                                                                                             Range (Weighted
                            Fair Value     Valuation Techniques     Unobservable Inputs          Average)
                          -------------- ----------------------  ------------------------ -----------------------
                                                  (in thousands)
Assets:

Corporate securities      $       31,356 Discounted cash flow    Discount rate            8.90% - 17.50%(10.60%)
                                         Cap at call price       Call price                           100%(100%)
                                         Liquidation             Liquidation value                98% - 98%(98%)
------------------------------------------------------------------------------------------------------------------
Reinsurance recoverables  $    1,287,157 Fair values are determined in the same manner as future policy benefits
------------------------------------------------------------------------------------------------------------------
Liabilities:

Future policy benefits    $    1,417,891 Discounted cash flow    Lapse rate (2)                         0% - 14%

                                                                 NPR spread (3)                    0.20% - 1.60%
                                                                 Utilization rate (4)                  70% - 94%
                                                                 Withdrawal rate (5)                  85% - 100%
                                                                 Mortality rate (6)                     0% - 13%
                                                                 Equity Volatility curve               19% - 34%
------------------------------------------------------------------------------------------------------------------

                          -----------------------
                            Impact of Increase in
                           Input on Fair Value
                                   (1)
                          -----------------------

Assets:

Corporate securities             Decrease
                                 Increase
                                 Increase
--------------------------------------------------
Reinsurance recoverables
--------------------------------------------------
Liabilities:

Future policy benefits           Decrease

                                 Decrease
                                 Increase
                                 Increase
                                 Decrease
                                 Increase
--------------------------------------------------

(1)Conversely, the impact of a decrease in input would have the opposite impact for the fair value as that presented in the table.
(2)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed amount and the current policyholder account value as well as other factors, such as the applicability of any surrender charges. A dynamic lapse adjustment reduces the base lapse rate when the guaranteed amount is greater than the account value, as in-the-money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower for the period where surrender charges apply.
(3)To reflect NPR, the Company incorporates an additional spread over LIBOR into the discount rate used in the valuation of individual living benefit contracts in a liability position and generally not to those in a contra-liability position. In determining the NPR spread, the Company believes it appropriate to reflect the financial strength ratings of the Company as these are insurance liabilities and senior to debt. The additional spread over LIBOR is determined taking into consideration publicly available information relating to the financial strength of the Company adjusted for any illiquidity risk premium.
(4)The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration, and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilizing the benefit. These assumptions vary based on the product type, the age of the contractholder and the age of the contracts. The impact of changes in these assumptions is highly dependent on the contract type and age of the contractholder at the time of the sale and the timing of the first lifetime income withdrawal.
(5)The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. The fair value of the liability will generally increase the closer the withdrawal rate is to 100%.
(6)Range reflects the mortality rate for the vast majority of business with living benefits, with policyholders ranging from 35 to 90 years old. While the majority of living benefits have a minimum age requirement, certain benefits do not have an age restriction. This results in contractholders for certain benefits with mortality rates approaching 0%. Based on historical experience, the Company applies a set of age and duration specific morality rate adjustments compared to standard industry tables. A mortality improvement assumption is also incorporated into the overall mortality table.

Separate Account Assets - In addition to the significant internally-priced Level 3 assets and liabilities presented and described above, the Company also has internally-priced separate account assets reported within Level 3. Changes in the fair value of separate account assets are borne by customers and thus are offset by changes in separate account liabilities on the Company's Consolidated Statement of Financial Position. As a result, changes in value associated with these investments do not impact the Company's Consolidated Statement of Operations. In addition, fees earned by the Company related to the management of most separate account assets classified as Level 3 do not change due to changes in the fair value of these investments. Quantitative information about significant internally-priced Level 3 separate account assets is as follows:

Other Invested Assets - Separate account assets include $77.3 million of investments in real estate fund as of December 31, 2012 that are classified as Level 3 and reported at fair value which is determined by the Company's equity in net assets of the entities. Fair value estimates of real estate are based on property appraisal reports prepared by independent real estate appraisers. Key inputs and assumptions to the appraisal process include rental income and expense amounts, related growth rates, discount rates and capitalization rates. Because of the subjective nature of inputs and the judgment involved in the appraisal process, real estate investments are typically included in the Level 3 Classification. Key unobservable inputs to real estate valuation include capitalization rates, which range from 5.5% to 9.5% (7.3% weighted average) and discount rates, which range from 7.0% to 11.5% (8.3% weighted average).

Valuation Process for Fair Value Measurements Categorized within Level 3 - The Company has established an internal control infrastructure over the valuation of financial instruments that requires ongoing oversight by its various Business Groups. These management control functions are segregated from the trading and investing functions. For invested assets, the Company has established oversight teams, often in the form of Pricing Committees within each asset management group. The teams, which typically include representation from investment, accounting, operations, legal and other disciplines are responsible for overseeing and monitoring the pricing of the Company's investments and performing periodic due diligence reviews of independent pricing services. An actuarial valuation unit oversees the valuation of optional living benefit features of the Company's variable annuity contracts. The valuation unit works with segregated modeling and database administration teams to validate the appropriateness of input data and logic, data flow and implementation.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


The Company has also established policies and guidelines that require the establishment of valuation methodologies and consistent application of such methodologies. These policies and guidelines govern the use of inputs and price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of investment prices against market activity or indicators of reasonableness, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels. For optional living benefit features of the Company's variable annuity products, the valuation unit periodically performs baseline testing of contract input data and actuarial assumptions are reviewed at least annually, and updated based upon historical experience giving consideration to any observable market data, including available industry studies. The valuation policies and guidelines are reviewed and updated as appropriate.

Within the trading and investing functions, the Company has established policies and procedures that relate to the approval of all new transaction types, transaction pricing sources and fair value hierarchy coding within the financial reporting system. For variable annuity product changes or new launches of optional living benefit features, the actuarial valuation unit validates input logic and new product features and agrees new input data directly to source documents.

Changes in Level 3 assets and liabilities - The following tables provide summaries of the changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods.

                                                            Year Ended December 31, 2012
                            --------------------------------------------------------------------------------------------
                                          Fixed Maturities Available For Sale
                            --------------------------------------------------------------

                                                                                                Trading
                                                                                Commercial      Account        Equity
                                                                  Asset-        Mortgage-        Assets      Securities,
                            U.S. Treasury      Corporate          Backed          Backed        - Equity      Available
                             Securities        Securities       Securities      Securities     Securities     for Sale
                            -----------------------------------------------------------------------------------------------
                                                                   (in thousands)
Fair Value, beginning of
 period
 assets/(liabilities)       $       4,696    $      23,720    $      62,429    $         -    $     3,362    $     2,652
 Total gains (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment
     gains (losses), net                -           (3,454)             687              -              -         (1,423)
    Asset management
     fees and other
     income                             -                -                -              -            (35)             -
   Included in other
    comprehensive income
    (loss)                              4            4,070            2,840            (65)             -            264
 Net investment income                  -              101              364              3              -              -
 Purchases                              -            8,714           62,524              -              -              -
 Sales                                  -              (89)               -              -              -              -
 Issuances                              -                -                -              -              -              -
 Settlements                            -           (8,656)         (14,566)        (2,496)           (50)             -
 Transfers into Level 3
   (2)                                  -           23,995            5,702          5,246              -              -
 Transfers out of Level
   3 (2)                                -          (16,120)         (11,253)        (2,688)             -             (4)
 Other (4)                         (4,700)           4,700                -              -              -              -
                            -------------    -------------    -------------    -----------    -----------    -----------
Fair Value, end of
 period
 assets/(liabilities)       $           -    $      36,981    $     108,727    $         -    $     3,277    $     1,489
                            =============    =============    =============    ===========    ===========    ===========
Unrealized gains
 (losses) for the period
 relating to those
 Level 3 assets that
   were still held at
   the end of the period
   (3):
   Included in earnings:
    Realized investment
     gains (losses), net    $           -    $           -    $           -    $         -    $         -    $         -
    Asset management
     fees and other
     income                 $           -    $           -    $           -    $         -    $       (35)   $         -
    Interest credited to
     policyholders'
     account balances       $           -    $           -    $           -    $         -    $         -    $         -

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


                                                            Year Ended December 31, 2012
                                 ----------------------------------------------------------------------------------

                                 Other Long-                                          Separate
                                    term          Reinsurance                      Account Assets     Future Policy
                                 Investments      Recoverable      Other Assets         (1)             Benefits
                                 -----------    ----------------   ------------   ---------------    --------------
                                                                   (in thousands)
Fair Value, beginning of
 period assets/(liabilities)     $       686    $        868,824   $         -    $       222,323          (912,986)
 Total gains (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains
     (losses), net                    (4,659)              2,937             -             (1,476)          (61,390)
    Asset management fees and
     other income                         (7)                  -             -                  -                 -
    Interest credited to
     policyholders' account
     balances                              -                   -             -             12,377                 -
   Included in other
    comprehensive income
    (loss)                                 -                   -            (5)                 -                 -
 Net investment income                     -                   -             -                  -                 -
 Purchases                             4,966             415,396         2,000             94,515                 -
 Sales                                     -                   -             -            (79,484)                -
 Issuances                                 -                   -             -                  -          (443,515)
 Settlements                               2                   -             -                  -                 -
 Transfers into Level 3 (2)                -                   -             -                  -                 -
 Transfers out of Level 3 (2)              -                   -             -                  -                 -
                                 -----------    ----------------   ------------   ---------------    --------------
Fair Value, end of period
 assets/(liabilities)            $       988    $      1,287,157   $     1,995    $       248,255        (1,417,891)
                                 ===========    ================   ============   ===============    ==============
Unrealized gains (losses) for
 the period relating to those
 Level 3 assets that were
   still held at the end of
   the period (3):
   Included in earnings:
    Realized investment gains
     (losses), net               $    (4,549)   $         17,516   $         -    $             -           (76,581)
    Asset management fees and
     other income                $        (7)   $              -   $         -    $             -                 -
    Interest credited to
     policyholders' account
     balances                    $         -    $              -   $         -    $        12,377                 -

                                                           Year Ended December 31, 2011
                                 ---------------------------------------------------------------------------------
                                        Fixed Maturities, Available for Sale
                                 --------------------------------------------------

                                                                          Commercial  Other Trading     Equity
                                                                Asset-    Mortgage-  Account Assets-  Securities,
                                 U.S. Treasury   Corporate      Backed      Backed       Equity      Available for
                                  Securities     Securities   Securities  Securities   Securities        Sale
                                 ------------- -------------  ----------- ---------- --------------- -------------
                                                                  (in thousands)
Fair Value, beginning of
 period assets/(liabilities)     $          -  $      49,050  $    59,770 $       -  $            -  $      1,792
 Total gains (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains
     (losses), net                          -        (3,311)          803         -               -       (3,315)
    Asset management fees and
     other income                           -              -            -         -           (595)             -
   Included in other
    comprehensive income
    (loss)                                (4)        (1,126)        (694)         -               -         2,840
 Net investment income                      -            219          768         -               -             -
 Purchases                              4,700          7,534       23,001     5,019               -         1,696
 Sales                                      -          (678)      (8,160)         -               -             -
 Issuances                                  -            883            -         -               -             -
 Settlements                                -        (20,679)     (9,094)         -         (5,000)          (99)
 Transfers into Level 3 (2)                 -         10,444            -         -               -         8,695
 Transfers out of Level 3 (2)               -       (18,616)      (3,965)    (5,019)              -             -
 Other (4)                                  -              -            -         -           8,957       (8,957)
                                 ------------  -------------  ----------- ---------  --------------  ------------
Fair Value, end of period
 assets/(liabilities)            $      4,696  $      23,720  $    62,429 $       -  $        3,362  $      2,652
                                 ============  =============  =========== =========  ==============  ============
Unrealized gains (losses) for
 the period relating to those
 Level 3 assets that were
   still held at the end of
   the period (3):
   Included in earnings:
    Realized investment gains
     (losses), net               $          -  $     (4,319)  $      (10) $       -  $            -  $    (2,918)
    Asset management fees and
     other income                $          -  $           -  $         - $       -  $        (876)  $          -
    Interest credited to
     policyholders' account
     balances                    $          -  $           -  $         - $       -  $            -  $          -

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


                                                      Year Ended December 31, 2011
                                 ----------------------------------------------------------------------

                                  Other Long-                              Separate
                                     term                   Reinsurance    Account       Future Policy
                                  investments  Other Assets Recoverable   Assets (1)       Benefits
                                 ------------  ------------ ------------ ------------- ----------------
                                                             (in thousands)
Fair Value, beginning of
 period assets/(liabilities)     $          -   $   24,278  $  (373,000) $     198,451 $        452,822
 Total gains (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains
     (losses), net                        102            -       934,112           388       (1,091,846)
    Asset management fees and
     other income                         (46)           -             -             -                -
    Interest credited to
     policyholders' account
     balances                               -            -             -         1,815                -
   Included in other
    comprehensive income
    (loss)                                  -          (55)            -             -                -
 Net investment income                      -            -             -             -                -
 Purchases                                630          431       307,712        86,744                -
 Sales                                      -            -             -      (65,074)                -
 Issuances                                  -            -             -             -        (273,964)
 Settlements                                -          (3)             -             -                -
 Transfers into Level 3 (2)                 -            -             -             -                -
 Transfers out of Level 3 (2)               -     (24,651)             -             -                -
                                 ------------   ----------  ------------ ------------- ----------------
Fair Value, end of period
 assets/(liabilities)            $        686   $        -  $    868,824 $     222,324 $      (912,988)
                                 ============   ==========  ============ ============= ================
Unrealized gains (losses) for
 the period relating to those
 Level 3 assets that were
   still held at the end of
   the period (3):
   Included in earnings:
    Realized investment gains
     (losses), net               $         75   $        -  $    973,717 $           - $    (1,085,926)
    Asset management fees and
     other income                $        (46)  $        -  $            $           - $              -
    Interest credited to
     policyholders' account
     balances                    $          -   $        -  $            $       1,815 $              -

                                                                  Year Ended December 31, 2010
                                     --------------------------------------------------------------------------------------
                                               Fixed Maturities Available For Sale
                                     -------------------------------------------------------

                                                                                                                       Trading
                                                                                    Commercial         Equity          Account
                                      Foreign                                       Mortgage-        Securities,       Assets -
                                     Government     Corporate      Asset-Backed       Backed        Available for       Backed
                                       Bonds        Securities      Securities      Securities          Sale          Securities
                                     -------------------------------------------------------------------------------------------
                                                                         (in thousands)
Fair Value, beginning of
 period assets/(liabilities)     $        1,082 $       32,462 $        135,466 $             - $         3,833   $       1,182
 Total gains (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains
     (losses), net                            -          (438)          (1,438)               -            (90)               -
    Asset management fees and
     other income                             -              -                -               -               -               -
   Included in other
    comprehensive income
    (loss)                                 (11)          1,958            (582)              82         (2,291)              18
 Net investment income                      (1)            328              735             (7)               -               -
 Purchases, sales, issuances,
   and settlements                            -       (14,534)            4,839           5,160             340         (1,200)
 Transfers into Level 3 (2)                   -         30,910            4,525               -               -               -
 Transfers out of Level 3 (2)           (1,070)        (1,636)         (83,775)         (5,235)               -               -
 Other (4)                                    -              -                -               -               -               -
                                     ----------     ----------     ------------     -----------     -------------     ----------
Fair Value, end of period
 assets/(liabilities)            $            - $       49,050 $         59,770 $             - $         1,792   $           -
                                     ==========     ==========     ============     ===========     =============     ==========
Unrealized gains (losses) for
 the period relating to those
 Level 3 assets that were
   still held at the end of
   the period (3):
   Included in earnings:
    Realized investment gains
     (losses), net               $            - $      (1,027) $          (868) $             - $            90   $           -
    Asset management fees and
     other income                $            - $            - $              - $             - $             -   $           -
    Interest credited to
     policyholders' account
     balances                    $            - $            - $              - $             - $             -   $           -

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


                                                    Year Ended December 31, 2010
                                 ------------------------------------------------------------------

                                                                          Separate
                                    Other    Reinsurance               Account Assets Future Policy
                                 Liabilities Recoverables Other Assets      (1)         Benefits
                                 ----------- ------------ ------------ -------------- -------------
                                                           (in thousands)
Fair Value, beginning of
 period assets/(liabilities)          $(960)   $    8,982     $ 25,786       $152,675    $   17,539
 Total gains (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains
     (losses), net                       960    (472,631)      (1,516)          (799)       540,016
    Asset management fees and
     other income                          -            -            -              -             -
    Interest credited to
     policyholders' account
     balances                              -            -            -          9,119             -
   Included in other
    comprehensive income
    (loss)                                 -            -        1,084              -             -
 Net investment income                     -            -            -              -             -
 Purchases, sales, issuances,
   and settlements                         -       90,649      (1,076)         37,456     (104,733)
 Transfers into Level 3 (2)                -            -            -              -             -
 Transfers out of Level 3 (2)              -            -            -              -             -
                                 ----------- ------------ ------------ -------------- -------------
Fair Value, end of period
 assets/(liabilities)                 $    -   $(373,000)     $ 24,278       $198,451    $  452,822
                                 =========== ============ ============ ============== =============
Unrealized gains (losses) for
 the period relating to those
 Level 3 assets that were
   still held at the end of
   the period (3):
   Included in earnings:
    Realized investment gains
     (losses), net                    $    -   $(471,507)     $(1,516)       $      -    $  499,913
    Asset management fees and
     other income                     $    -   $        -     $      -       $      -    $        -
    Interest credited to
     policyholders' account
     balances                         $    -   $        -     $      -       $  9,119    $        -

(1)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Consolidated Statements of Financial Position.
(2)Transfers into or out of Level 3 are generally reported as the value as of the beginning of the quarter in which the transfer occurs.
(3)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.
(4)Other primarily represents reclasses of certain assets between reporting categories.

Transfers - Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of broker quotes (that cannot be validated) for which information from third party pricing services (that can be validated) was previously utilized. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the utilization of pricing service information for certain assets that the Company is able to validate. Other significant transfers into and/or out of Level 3 are discussed below:

For the year ended December 31, 2011 the majority of the Equity Securities Available for Sale transfers into Level 3 were due to the determination that the pricing inputs for perpetual preferred stocks provided by third party pricing services were primarily based on indicative broker quotes which could not always be verified against directly observable market information. Perpetual preferred stocks were included in Equity Securities Available for Sale and subsequently transferred to Trading Account Assets. During the same period, the pricing and valuation methodology related to an affiliated bond reported in Other Assets totaled $24.7 million was re-evaluated and subsequently updated to utilize observable inputs and transferred out of Level 3.

For the year ended December 31, 2010, the majority of the transfers out of Level 3 for Fixed Maturities Available-for-Sale- Assets-Backed Securities resulted from the Company's conclusion that the market for asset-backed securities collateralized by sub-prime mortgages had been becoming increasingly active. The pricing received from independent pricing services could be validated by the Company. The market for asset-backed securities was deemed inactive in 2009.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Fair Value of Financial Instruments

The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value.

                                                                                              December 31, 2012
                                                                             ---------------------------------------------------

                                                                                                                       Carrying
                                                                                            Fair Value                Amount (1)
                                                                             ---------------------------------------- ----------

                                                                             Level 1  Level 2    Level 3     Total      Total
                                                                             ------- ---------- ---------- ---------- ----------
                                                                                               (in thousands)
Assets:
 Commercial mortgage and other loans                                         $     - $        - $1,616,804 $1,616,804 $1,463,977
 Policy loans                                                                      -          -  1,455,412  1,455,412  1,079,714
 Cash                                                                         94,410          -          -     94,410     94,410
 Accrued investment income                                                         -     90,653          -     90,653     90,653
 Other assets                                                                      -     32,782          -     32,782     32,176
                                                                             ------- ---------- ---------- ---------- ----------
   Total Assets                                                              $94,410 $  123,435 $3,072,216 $3,290,061 $2,760,930
                                                                             ======= ========== ========== ========== ==========
Liabilities:
 Policyholders' Account Balances - Investment Contracts                      $     - $  741,195 $   52,085 $  793,280 $  796,816
 Cash collateral for loaned securities                                             -     48,068          -     48,068     48,068
 Securities sold under agreement to repurchase                                     -          -          -          0          -
 Short-term debt                                                                   -    272,981          -    272,981    272,000
 Long-term debt                                                                    -  1,563,185          -  1,563,185  1,511,000
 Other liabilities                                                                 -    231,445          -    231,445    231,445
                                                                             ------- ---------- ---------- ---------- ----------
   Total liabilities                                                         $     - $2,856,874 $   52,085 $2,908,959 $2,859,329
                                                                             ======= ========== ========== ========== ==========

                                                                               December 31, 2011
                                                                             ---------------------

                                                                                         Carrying
                                                                             Fair Value   Amount
                                                                             ---------- ----------

                                                                               Total      Total
                                                                             ---------- ----------

Assets:
 Commercial mortgage and other loans                                         $1,543,968 $1,406,492
 Policy loans                                                                 1,401,354  1,050,878
 Cash                                                                            53,345     53,345
 Accrued investment income                                                       86,020     86,020
 Other assets                                                                    37,005     36,065
                                                                             ---------- ----------
   Total Assets                                                              $3,121,692 $2,632,800
                                                                             ========== ==========
Liabilities:
 Policyholders' Account Balances - Investment Contracts                      $  673,673 $  677,316
 Cash collateral for loaned securities                                          153,651    153,651
 Securities sold under agreement to repurchase                                   40,491     40,491
 Short-term debt                                                                128,766    129,000
 Long-term debt                                                               1,199,488  1,172,000
 Other liabilities                                                              191,818    191,818
                                                                             ---------- ----------
   Total liabilities                                                         $2,387,887 $2,364,276
                                                                             ========== ==========

(1)Carrying values presented herein differ from those in the Company's Consolidated Statements of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments. Financial statement captions excluded from the above table are not considered financial instruments.

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.

Commercial Mortgage and Other Loans

The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate plus an appropriate credit spread for similar quality loans. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology.

Policy Loans

The fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayment patterns.

Cash, Accrued Investment Income and Other Assets

The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: cash, accrued investment income, and other assets that meet the definition of financial instruments, including receivables, such as unsettled trades and accounts receivable. Also included in other assets is an affiliated note whose fair value is determined in the same manner as the underlying debt described below under "Short-Term and Long-Term Debt".

Policyholders' Account Balances - Investment Contracts

Only the portion of policyholders' account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are derived using discounted projected cash flows based on interest rates that are representative of the Company's financial strength ratings, and hence reflect the Company's own non-performance risk. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Cash Collateral for Loaned Securities

This represents the collateral received or paid in connection with loaning or borrowing securities, similar to the securities sold under agreement to repurchase below. For these transactions, the carrying value of the related asset/liability approximates fair value as they equal the amount of cash collateral received/paid.

Securities Sold under Agreements to Repurchase

The Company receives collateral for selling securities under agreements to repurchase or pledges collateral under agreements to resell. Repurchase and resale agreements are also generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.

Short-Term and Long-Term Debt

The fair value of short-term and long-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. These fair values consider the Company's own non-performance risk. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For commercial paper issuances and other debt with a maturity of less than 90 days, the carrying value approximates fair value.

Other Liabilities

Other liabilities are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.

11.  DERIVATIVE INSTRUMENTS

Types of Derivative Instruments and Derivative Strategies

Interest Rate Contracts

Interest rate swaps are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches) and to hedge against changes in the value of assets it owns or anticipates acquiring or selling. Swaps may be attributed to specific assets or liabilities or may be used on a portfolio basis. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date.

Equity Contracts

Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range. These hedges do not qualify for hedge accounting.

Foreign Exchange Contracts

Currency derivatives, including currency swaps and forwards, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell, and to hedge the currency risk associated with net investments in foreign operations and anticipated earnings of its foreign operations.

Under currency forwards, the Company agrees with other parties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. As noted above, the Company uses currency forwards to mitigate the impact of changes in currency exchange rates on U.S. dollar equivalent earnings generated by certain of its non-U.S. businesses. The Company executes forward sales of the hedged currency in exchange for U.S. dollars at a specified exchange rate. The maturities of these forwards correspond with the future periods in which the non-U.S. dollar-denominated earnings are expected to be generated. These earnings hedges do not qualify for hedge accounting.

Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the

                         Pruco Life Insurance Company

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beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

Credit Contracts

Credit derivatives are used by the Company to enhance the return on the Company's investment portfolio by creating credit exposure similar to an investment in public fixed maturity cash instruments. With credit derivatives the Company can sell credit protection on an identified name, and in return receive a quarterly premium. With credit default derivatives, this premium or credit spread generally corresponds to the difference between the yield on the referenced name's public fixed maturity cash instruments and swap rates, at the time the agreement is executed. If there is an event of default by the referenced name, as defined by the agreement, then the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced defaulted security or similar security or pay the referenced amount less the auction recovery rate. See credit derivatives written section for discussion of guarantees related to credit derivatives written. In addition to selling credit protection, the Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio.

Embedded Derivatives

The Company sells variable annuity products, which may include guaranteed benefit features that are accounted for as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these embedded derivatives to an affiliate, Pruco Re. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value. These embedded derivatives are marked to market through "Realized investment gains (losses), net" based on the change in value of the underlying contractual guarantees, which are determined using valuation models, as described in Note 10.

The fair value of the living benefit feature embedded derivatives included in "Future policy benefits" was a liability of $1,418 million and $913 million as of December 31, 2012 and December 31, 2011, respectively. The fair value of the embedded derivatives related to the reinsurance of certain of these benefits to Pruco Re included in "Reinsurance recoverables" was an asset of $1,287 million and $869 million as of December 31, 2012 and December 31, 2011, respectively.

The Company invests in fixed maturities that, in addition to a stated coupon, provide a return based upon the results of an underlying portfolio of fixed income investments and related investment activity. The Company accounts for these investments as available-for-sale fixed maturities containing embedded derivatives. Such embedded derivatives are marked to market through "Realized investment gains (losses), net," based upon the change in value of the underlying portfolio.

Some of the Company's universal life products contain a no-lapse guarantee provision that is reinsured with an affiliate, UPARC. The reinsurance agreement contains an embedded derivative related to the interest rate risk of the reinsurance contract. Interest sensitivity can result in mark-to-market changes in the value of the underlying contractual guarantees, as well as actual activity related to premium and benefits. In third quarter 2011, the Company amended this reinsurance agreement resulting in a recapture of a portion of the no-lapse guarantee provision effective July 1, 2011.

                         Pruco Life Insurance Company

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The table below provides a summary of the gross notional amount and fair value of derivatives contracts used in a non-dealer or broker capacity, excluding embedded derivatives which are recorded with the associated host, by the primary underlying. Many derivative instruments contain multiple underlyings.

                                                             December 31, 2012                     December 31, 2011
                                                    -----------------------------------   -----------------------------------
                                                                         Fair Value                            Fair Value
                                                         Notional   ---------------------      Notional   ---------------------
                Primary Underlying                        Amount     Assets   Liabilities       Amount     Assets   Liabilities
----------------------------------------------------    -----------------------------------------------------------------------

                                                                                   (in thousands)
Derivatives Designated as Hedging Instruments:
Currency/Interest Rate
Currency Swaps                                          $   145,174 $   4,152  $  (3,904)     $    60,507 $   3,500  $    (865)
                                                        ----------- --------- -----------     ----------- --------- -----------
Total Qualifying Hedges                                 $   145,174 $   4,152  $  (3,904)     $    60,507 $   3,500  $    (865)
                                                        =========== ========= ===========     =========== ========= ===========
Derivatives Not Qualifying as Hedging Instruments:
Interest Rate
Interest Rate Swaps                                     $ 1,729,400 $ 109,855  $ (22,930)     $   766,900 $  98,500  $  (2,110)

Currency
Forwards                                                      5,424        48           -           7,273        37       (108)
Credit
Credit Default Swaps                                         14,275       614       (894)          73,000       203       (667)
Currency/Interest Rate
Currency Swaps                                               62,468     1,516     (2,064)          52,236     2,522     (1,502)
Equity
Total Return Swaps                                          320,377       762     (6,073)         137,175         -     (4,680)
Equity Options                                           24,243,020    70,669    (32,824)       7,956,521    75,945    (47,680)
                                                        ----------- --------- -----------     ----------- --------- -----------
Total Non-Qualifying Hedges                              26,374,964   183,464    (64,785)       8,993,105   177,207    (56,747)
                                                        =========== ========= ===========     =========== ========= ===========
Total Derivatives (1)                                   $26,520,138 $ 187,616  $ (68,689)     $ 9,053,612 $ 180,707  $ (57,612)
                                                        =========== ========= ===========     =========== ========= ===========

  (1)Excludes embedded derivatives which contain multiple underlyings. The fair value of these embedded derivatives was a liability of $1,441 million and $948 million as of December 31, 2012 and December 31, 2011, respectively, included in "Future policy benefits" and "Fixed maturities, available-for-sale."

Cash Flow Hedges

The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, equity or embedded derivatives in any of its cash flow hedge accounting relationships.

The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship:

                                                                       Year Ended December 31, 2012
                                                        ---------------------------------------------------------
                                                                                                        Accumulated
                                                           Realized            Net                         Other
                                                          Investment        Investment     Other       Comprehensive
                                                        Gains/(Losses)        Income       Income        Income(1)
                                                        -------------------------------------------------------------
                                                                              (in thousands)
Derivatives Designated as Hedging Instruments:
Cash flow hedges
  Currency/Interest Rate                            $                -  $          707 $       46  $          (2,376)
                                                        --------------      ----------     ------      -------------
  Total cash flow hedges                                             -             707         46             (2,376)
                                                        --------------      ----------     ------      -------------
Derivatives Not Qualifying as Hedging Instruments:
  Interest Rate                                                  1,309               -          -                  -
  Currency                                                        (147)              -          -                  -
  Currency/Interest Rate                                          (866)              -         (6)                 -
  Credit                                                          (763)              -          -                  -
  Equity                                                       (69,527)              -          -                  -
  Embedded Derivatives                                        (116,431)              -          -                  -
                                                        --------------      ----------     ------      -------------
  Total non-qualifying hedges                                 (186,425)              -         (6)                 -
                                                        --------------      ----------     ------      -------------
  Total                                             $         (186,425) $          707 $       40  $          (2,376)
                                                        ==============      ==========     ======      =============

  (1)Amounts deferred in "Accumulated other comprehensive income (loss)."

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                                                         Year Ended December 31, 2011
                                           --------------------------------------------------------
                                                                                          Accumulated
                                              Realized            Net                        Other
                                             Investment        Investment     Other      Comprehensive
                                           Gains/(Losses)        Income       Income       Income(1)
                                           -----------------------------------------------------------
                                                                (in thousands)
Derivatives Designated as Hedging
Instruments:
Cash flow hedges
  Currency/Interest Rate               $             (337) $          233 $       49 $           1,715
                                           --------------      ---------- --  ------     -------------
  Total cash flow hedges                             (337)            233         49             1,715
                                           --------------      ---------- --  ------     -------------
Derivatives Not Qualifying as Hedging
Instruments:
  Interest Rate                                    90,706               -          -                 -
  Currency                                            175               -          -                 -
  Currency/Interest Rate                            1,102               -          -                 -
  Credit                                              733               -          -                 -
  Equity                                           (3,264)              -          -                 -
  Embedded Derivatives                             88,740               -          -                 -
                                           --------------      ---------- --  ------     -------------
  Total non-qualifying hedges                     178,192               -          -                 -
                                           --------------      ---------- --  ------     -------------
  Total                                $          177,855  $          233 $       49 $           1,715
                                           ==============      ========== ==  ======     =============

  (1)Amounts deferred in "Accumulated other comprehensive income (loss)."

                                                 Year Ended December 31, 2010
                                       --------------------------------------------------------------
                                                                                         Accumulated
                                              Realized           Net                        Other
                                             Investment       Investment     Other      Comprehensive
                                           Gains/(Losses)       Income       Income       Income(1)
                                       --------------------------------------------------------------
                                                               (in thousands)
Derivatives Designated as Hedging
Instruments:
Cash flow hedges
  Currency/Interest Rate               $                - $          529 $       89 $           2,646
                                           --------------     ----------     ------     -------------
  Total cash flow hedges                                -            529         89             2,646
                                           --------------     ----------     ------     -------------
Derivatives Not Qualifying as Hedging
Instruments:
  Interest Rate                                    25,842              -          -                 -
  Currency                                            169              -          -                 -
  Currency/Interest Rate                            1,177              -          -                 -
  Credit                                          (1,631)              -          -                 -
  Equity                                              742              -          -                 -
  Embedded Derivatives                             52,278              -          -                 -
                                           --------------     ----------     ------     -------------
  Total non-qualifying hedges                      78,577              -          -                 -
                                           --------------     ----------     ------     -------------
  Total                                $           78,577 $          529 $       89 $           2,646
                                           ==============     ==========     ======     =============

  (1)Amounts deferred in "Accumulated other comprehensive income (loss)."

For the years ended December 31, 2012, 2011 and 2010, the ineffective portion of derivatives accounted for using hedge accounting was not material to the Company's results of operations and there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.

Presented below is a roll forward of current period cash flow hedges in "Accumulated other comprehensive income (loss)" before taxes:

                                                                                       (in thousands)
                                                                                     ----------------
Balance, December 31, 2009                                                                   $(2,974)
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2010           (2,870)
Amount reclassified into current period earnings                                                6,652
                                                                                     ----------------
Balance, December 31, 2010                                                                        808
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2011              1607
Amount reclassified into current period earnings                                                  108
                                                                                     ----------------
Balance, December 31, 2011                                                                      2,523
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2012             (622)
Amount reclassified into current period earnings                                              (1,754)
                                                                                     ----------------
Balance, December 31, 2012                                                                   $    147
                                                                                     ================

                         Pruco Life Insurance Company

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As of December 31, 2012 and 2011, the Company did not have any qualifying cash flow hedges of forecasted transactions other than those related to the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments. The maximum length of time for which these variable cash flows are hedged is 21 years. Income amounts deferred in "Accumulated other comprehensive income (loss)" as a result of cash flow hedges are included in "Net unrealized investment gains (losses)" in the Consolidated Statements of Equity.

Credit Derivatives Written

The Company wrote credit derivatives under which the Company was obligated to pay the counterparty the referenced amount of the contract and receive in return the defaulted security or similar security. The Company's maximum amount at risk under these credit derivatives, assuming the value of the underlying referenced securities become worthless, was $0 million and $58 million notional of credit default swap ("CDS") selling protection with an associated fair value of $0 million and less than $1 million, at December 31, 2012 and December 31, 2011, respectively. These credit derivatives generally had maturities of less than 8 years and consisted of corporate securities within the finance industry. At December 31, 2011, the underlying credits had an NAIC designation rating of 1.

The Company holds certain externally managed investments in the European market which contain embedded derivatives whose fair values are primarily driven by changes in credit spreads. These investments are medium term notes that are collateralized by investment portfolios primarily consisting of investment grade European fixed income securities, including corporate bonds and asset-backed securities, and derivatives, as well as varying degrees of leverage. The notes have a stated coupon and provide a return based on the performance of the underlying portfolios and the level of leverage. The Company invests in these notes to earn a coupon through maturity, consistent with its investment purpose for other debt securities. The notes are accounted for under U.S. GAAP as available-for-sale fixed maturity securities with bifurcated embedded derivatives (total return swaps). Changes in the value of the fixed maturity securities are reported in Equity under the heading "Accumulated other comprehensive income" and changes in the market value of the embedded total return swaps are included in current period earnings in "Realized investment gains (losses), net." The Company's maximum exposure to loss from these investments was $64 million and $85 million at December 31, 2012 and December 31, 2011, respectively. The fair value of the embedded derivatives included in "Fixed maturities, available-for-sale" was a liability of $23 million and $35 million at December 31, 2012 and December 31, 2011, respectively.

In addition to writing credit protection, the Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio. As of December 31, 2012 and December 31, 2011, the Company had $14 million and $15 million of outstanding notional amounts, respectively, reported at fair value as a liability of less than $0 million for both periods.

Counterparty Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by our counterparty to financial derivative transactions.

The Company has credit risk exposure to an affiliate, Prudential Global Funding ("PGF"), related to its OTC derivative transactions. PGF manages credit risk with external counterparties by entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties, and by obtaining collateral where appropriate, see Note 13. Additionally, limits are set on single party credit exposures which are subject to periodic management review.

Under fair value measurements, the Company incorporates the market's perception of its own and the counterparty's non-performance risk in determining the fair value of the portion of its OTC derivative assets and liabilities that are uncollateralized. Credit spreads are applied to the derivative fair values on a net basis by counterparty. To reflect the Company's own credit spread a proxy based on relevant debt spreads is applied to OTC derivative net liability positions. Similarly, the Company's counterparty's credit spread is applied to OTC derivative net asset positions.

12. COMMITMENTS, CONTINGENT LIABILITIES AND LITIGATION AND REGULATORY MATTERS

Commitments

The Company has made commitments to fund $58 million of commercial loans as of December 31, 2012. The Company also made commitments to purchase or fund investments, mostly private fixed maturities, of $78 million as of December 31, 2012.

Contingent Liabilities

On an ongoing basis, the Company's internal supervisory and control functions review the quality of sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of product administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In certain cases, if appropriate, the Company may offer customers remediation and may incur charges, including the costs of such remediation, administrative costs and regulatory fines.

                         Pruco Life Insurance Company

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The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see "Litigation and Regulatory Matters" below.

It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company's financial position.

Litigation and Regulatory Matters

The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In some of the pending legal and regulatory actions, plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company's pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain. The following is a summary of certain pending proceedings.

The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed, including matters discussed below. As of December 31, 2012, the aggregate range of reasonably possible losses in excess of accruals established is not currently estimable. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.

In January 2013, a qui tam action on behalf of the State of Florida, Total Asset Recovery Services v. Met Life Inc., et al., Manulife Financial Corporation, et. al., Prudential Financial, Inc., The Prudential Insurance Company of America, and Prudential Insurance Agency, LLC., filed in the Circuit Court of Leon County, Florida, was served on Prudential Insurance. The complaint alleges that Prudential Insurance failed to escheat life insurance proceeds to the State of Florida in violation of the Florida False Claims Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs.

In October 2012, the State of West Virginia, through its State Treasurer, filed a lawsuit, State of West Virginia ex. Rel. John D. Perdue v. PRUCO Life Insurance Company, in the Circuit Court of Putnam County, West Virginia. The complaint alleges violations of the West Virginia Uniform Unclaimed Property Fund Act by failing to properly identify and report all unclaimed insurance policy proceeds which should either be paid to beneficiaries or escheated to West Virginia. The complaint seeks to examine the records of the Company to determine compliance with the West Virginia Uniform Unclaimed Property Fund Act, and to assess penalties and costs in an undetermined amount.

In March 2012, a qui tam action on behalf of the State of Minnesota, Total Asset Recovery v. MetLife Inc., et al., Prudential Financial Inc., The Prudential Insurance Company of America and Prudential Holdings, Inc., filed in the Fourth Judicial District, Hennepin County, in the State of Minnesota was served on the Company. The complaint alleges that the Company failed to escheat life insurance proceeds to the State of Minnesota in violation of the Minnesota False Claims Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs. In June 2012, the Company filed a motion to dismiss the complaint. In December 2012, the Court granted the Company's motion to dismiss, and the complaint was dismissed with prejudice.

In January 2012, a qui tam action on behalf of the State of Illinois, Total Asset Recovery Services v. Met Life Inc, et al., Prudential Financial, Inc., The Prudential Insurance Company of America, and Prudential Holdings, LLC, filed in the Circuit Court of Cook County, Illinois, was served on the Company. The complaint alleges that the Company failed to escheat life insurance proceeds to the State of Illinois in violation of the Illinois False Claims Whistleblower Reward and Protection Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs. In April, 2012, the Company filed a motion to dismiss the complaint. In September 2012, the complaint was withdrawn without prejudice.

In January 2012, a Global Resolution Agreement entered into by the Company and a third party auditor became effective upon its acceptance by the unclaimed property departments of 20 states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Master Death File ("SSMDF") to identify deceased insureds and contractholders where a valid claim has not been made. In February 2012, a Regulatory Settlement Agreement entered into by the Company to resolve a multi-state market conduct examination regarding its adherence to state claim settlement practices became effective upon its

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acceptance by the insurance departments of 20 states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires the Company to adopt and implement additional procedures comparing its records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are considering proposals that would apply prospectively and require life insurance companies to take additional steps to identify unreported deceased policy and contract holders. These prospective changes and any escheatable property identified as a result of the audits and inquiries could result in: (1) additional payments of previously unclaimed death benefits; (2) the payment of abandoned funds to U.S. jurisdictions; and (3) changes in the Company's practices and procedures for the identification of escheatable funds and beneficiaries, which would impact claim payments and reserves, among other consequences.

The Company is one of several companies subpoenaed by the New York Attorney General regarding its unclaimed property procedures. Additionally, the New York Department of Financial Services ("NYDFS") has requested that 172 life insurers (including the Company) provide data to the NYDFS regarding use of the SSMDF. The New York Office of Unclaimed Funds is conducting an audit of the Company's compliance with New York's unclaimed property laws. The Minnesota Attorney General has also requested information regarding the Company's use of the SSMDF and its claim handling procedures and the Company is one of several companies subpoenaed by the Minnesota Department of Commerce, Insurance Division. In February 2012, the Massachusetts Office of the Attorney General requested information regarding the Company's unclaimed property procedures.

In December 2010, a purported state-wide class action complaint, Phillips v. Prudential Financial, Inc., was filed in the Circuit Court of the First Judicial Circuit, Williamson County, Illinois. The complaint makes claims of breach of contract, breaches of fiduciary duty, and violation of Illinois law on behalf of a class of Illinois residents whose death benefits were settled by retained assets accounts and seeks damages and disgorgement of profits. In January 2011, the case was removed to the United States District Court for the Southern District of Illinois. In March 2011, the complaint was amended to drop Prudential Financial as a defendant and add the Company as a defendant. The matter is now captioned Phillips v. Prudential Insurance and Pruco Life Insurance Company. In April 2011, a motion to dismiss the amended complaint was filed. In November 2011, the complaint was dismissed and the dismissal appealed in December 2011.

In July 2010, the Company, along with other life insurance industry participants, received a formal request for information from the State of New York Attorney General's Office in connection with its investigation into industry practices relating to the use of retained asset accounts. In August 2010, the Company received a similar request for information from the State of Connecticut Attorney General's Office. The Company is cooperating with these investigations. The Company has also been contacted by state insurance regulators and other governmental entities, including the U.S. Department of Veterans Affairs and Congressional committees regarding retained asset accounts. These matters may result in additional investigations, information requests, claims, hearings, litigation, adverse publicity and potential changes to business practices.

The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company's results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. In light of the unpredictability of the Company's litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company's financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company's financial position.

13. RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

Expense Charges and Allocations

Many of the Company's expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses also include allocations of stock compensation expenses related to a stock option program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock option program was $1 million for the year ended December 31, 2012 and less than $1 million for the years ended December 31, 2011 and 2010. The expense charged to the Company for the deferred compensation program was $6 million, $7 million and $4 million for the years ended December 31, 2012, 2011 and 2010, respectively.

                         Pruco Life Insurance Company

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The Company is charged for its share of employee benefits expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final group earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during career. The Company's share of net expense for the pension plans was $18 million, $18 million and $13 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Prudential Insurance sponsors voluntary savings plans for its employee's 401(k) plans. The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company's expense for its share of the voluntary savings plan was $8 million, $8 million and $6 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company is charged distribution expenses from Prudential Insurance's agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement.

The Company pays commissions and certain other fees to Prudential Annuities Distributors, Incorporated ("PAD") in consideration for PAD's marketing and underwriting of the Company's products. Commissions and fees are paid by PAD to unaffiliated broker-dealers who sell the Company's products. Commissions and fees paid by the Company to PAD were $1,222 million, $1,144 million and $935 million during the years ended December 31, 2012, 2011 and 2010, respectively.

Corporate Owned Life Insurance

The Company has sold four Corporate Owned Life Insurance or, "COLI," policies to Prudential Insurance, and one to Prudential Financial. The cash surrender value included in separate accounts for these COLI policies was $2,390 million at December 31, 2012 and $2,134 million at December 31, 2011. Fees related to these COLI policies were $35 million, $33 million and $41 million for the years ended December 31, 2012, 2011 and 2010, respectively. The Company retains the majority of the mortality risk associated with these COLI policies.

Reinsurance with Affiliates

UPARC

Through June 30, 2011 the Company, excluding its subsidiaries, reinsured its universal protector policies having no-lapse guarantees with an affiliated company, UPARC. UPARC reinsured an amount equal to 90% of the net amount at risk related to the first $1 million in face amount plus 100% of the net amount at risk related to the face amount in excess of $1 million as well as 100% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision of these policies.

Effective July 1, 2011, the agreement between the Company and UPARC to reinsure its universal protector policies having no-lapse guarantees was amended for policies with effective dates prior to January 1, 2011. Under the amended agreement, UPARC reinsures an amount equal to 27% of the net amount at risk related to the first $1 million in face amount plus 30% of the net amount at risk related to the face amount in excess of $1 million as well as 30% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision of these policies. Policies with effective dates January 1, 2011 or later are reinsured with UPARC under the terms described in the previous paragraph. The settlement of the recapture premium occurred on October 31, 2011. As a result, the recapture premium was treated as if settled on the effective date and adjusted for the time elapsed between this date and the settlement date. This adjustment was equal to the earned interest and changes in market values from the effective date through settlement date related to fixed maturity securities from an asset portfolio within UPARC. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. The affiliated asset transfers which occurred in settlement of the recapture premium are described below under "Affiliated Asset Transfers."

Subsequent to December 31, 2012, the agreement between the Company and UPARC was further amended, to revise language relating to the recapture premium. This amendment resulted in the transfer of fixed maturity securities with an amortized cost of $52 million and fair value of $57 million from UPARC to the Company.

Reinsurance amounts included in the Company's Consolidated Statements of Financial Position at December 31, were as follows:

                                                 2012              2011
                                            ---------------   ---------------
                                                     (in thousands)

Reinsurance recoverables                    $        28,655   $        21,474
Other liabilities (reinsurance payables)              6,992             4,247

Reinsurance amounts, excluding realized investment gains (losses) mentioned above, included in the Company's Consolidated Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, are as follows:

                                    2012            2011             2010
                               --------------- --------------- ----------------
                                                (in thousands)
Policy charges and fee income  $      (38,283) $      (21,250) $      (101,768)
Policyholders' benefits                 28,635          15,137           87,406

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


PAR U

Effective July 1, 2011, the Company, excluding its subsidiaries, entered into an automatic coinsurance agreement with PAR U, an affiliated company, to reinsure an amount equal to 70% of all the risks associated with its universal protector policies having no lapse guarantees as well as its universal plus policies, with effective dates prior to January 1, 2011. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement. Under this agreement, an initial reinsurance premium of $2,447 million less a ceding allowance of $1,439 million, was paid to PAR U. Consideration for the amount due to PAR U was transferred on October 31, 2011 and was treated as if settled on the effective date of the coinsurance agreement. The time elapsed between the effective date and the settlement date resulted in a derivative equal to the earned interest and changes in market values from the effective date through settlement date related to fixed maturity securities from both an asset portfolio within the Company, as well as an asset portfolio within UPARC. The affiliated asset transfers which occurred in settlement of the initial reinsurance premium are described under "Affiliated Asset Transfers."

Subsequent to December 31, 2012, the agreement between the Company, excluding its subsidiaries, and PARU was amended to revise language relating to the consideration due to PAR U. This amendment resulted in the transfer of fixed maturity securities with an amortized cost of $123 million and fair value of $133 million from the Company to PAR U.

Effective July 1, 2012, the Company's wholly owned subsidiary, PLNJ, entered into an automatic coinsurance agreement with PAR U, an affiliated company, to reinsure an amount equal to 95% of all the risks associated with its universal protector and universal plus policies. PLNJ is not relieved of its primary obligation to the policyholder as a result of this agreement. Under this agreement, an initial reinsurance premium of $359 million less a ceding allowance of $194 million, was paid to PAR U. Consideration for the amount due to PAR U was transferred on September 28, 2012 and was treated as if settled on the effective date of the coinsurance agreement. The time elapsed between the effective date and the settlement date resulted in a derivative equal to the earned interest and changes in market values from the effective date through settlement date related to fixed maturity and commercial mortgage securities from an asset portfolio within the PLNJ. The affiliated asset transfers which occurred in settlement of the initial reinsurance premium are described below under "Affiliated Asset Transfers."

During the fourth quarter of 2012, the agreement between PLNJ and PAR U was amended to revise language relating to the consideration due to PAR U. This amendment resulted in a $21 million cash payment from PLNJ to PAR U.

Reinsurance amounts included in the Company's Consolidated Statements of Financial Position at December 31, were as follows:

                                                    2012             2011
                                              ---------------- ----------------
                                                       (in thousands)

Reinsurance recoverables                      $      1,633,026 $      1,356,705
Policy loans                                          (52,767)         (36,556)
Deferred policy acquisition costs                     (29,281)        (127,726)
Other liabilities (reinsurance payables) (1)           146,537          153,688

  (1)Includes the unamortized portion of the deferred gain arising from the coinsurance agreement between the Company, excluding its subsidiaries, and PAR U of $103 million and $132 million as of December 31, 2012 and December 31, 2011.

Reinsurance amounts, excluding realized investment gains (losses) mentioned above, included in the Company's Consolidated Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, are as follows:

                                                                 2012            2011
                                                           ---------------- ---------------
                                                                    (in thousands)

Policy charges and fee income                              $      (264,536) $      (95,691)
Net investment income                                               (1,500)           (808)
Other income                                                         30,303           3,183
Interest credited to policyholders' account balance                  51,990          23,998
Policyholders' benefits                                             105,990          64,910
Reinsurance expense allowances, net of capitalization and
 amortization                                                       117,276          25,256

PARCC

The Company reinsures 90% of the risk under its term life insurance policies, with effective dates prior to January 1, 2010, exclusive of My Term, Return of Premium Term Life, or "ROP Term Life", issued through its life insurance subsidiary, and those reinsured by PAR III (see below) through an automatic coinsurance agreement with PARCC. Effective July 1, 2012, the agreement between the Company, excluding its subsidiaries, and PARCC was amended to include reinsurance of 90% of the risk under its ROP term life insurance policies with effective dates in 2009 which were previously reinsured with PAR III, as discussed below. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Reinsurance amounts included in the Company's Consolidated Statements of Financial Position at December 31, were as follows:

                                                2012              2011
                                          ----------------- -----------------
                                                    (in thousands)

Reinsurance recoverables                  $       2,299,391 $       2,063,795
Deferred policy acquisition costs                 (589,947)         (624,214)
Other liabilities (reinsurance payables)             55,233            55,106

Reinsurance amounts included in the Company's Consolidated Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, are as follows:

                                                                 2012             2011             2010
                                                           ---------------- ---------------- ----------------
                                                                             (in thousands)

Premiums                                                   $      (687,330) $      (724,863) $      (785,048)
Policyholders' benefits                                             626,717          625,486          647,320
Reinsurance expense allowances, net of capitalization and
 amortization                                                       136,811          143,315          166,742

PAR TERM

The Company reinsures 95% of the risk under its term life insurance policies with effective dates on or after January 1, 2010, exclusive of My Term, through an automatic coinsurance agreement with PAR TERM. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement.

Amounts included in the Company's Consolidated Statements of Financial Position at December 31, were as follows:

                                                2012             2011
                                          ---------------- ----------------
                                                   (in thousands)
Reinsurance recoverables                  $        486,012 $        247,799
Deferred policy acquisition costs                (492,966)        (307,529)
Other liabilities (reinsurance payables)            35,909           24,428

Reinsurance amounts included in the Company's Consolidated Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, are as follows:

                                                                               2012              2011             2010
                                                                        -----------------  ---------------  ---------------
                                                                                           (in thousands)

Premiums                                                                $        (377,417) $      (238,786) $      (102,017)
Policyholders' benefits                                                           306,447          169,677           76,851
Reinsurance expense allowances, net of capitalization and amortization             75,187           43,526           24,396

PAR III

Through June 30, 2012 the Company, excluding its subsidiaries, reinsured 90% of the risk under its ROP term life insurance policies with effective dates in 2009 through an automatic coinsurance agreement with PAR III. Effective July 1, 2012, business reinsured under this automatic coinsurance agreement was recaptured and subsequently reinsured with PARCC, as discussed above.

Reinsurance amounts included in the Company's Consolidated Statements of Financial Position at December 31, were as follows:

                                                2012              2011
                                          ---------------- ------------------
                                                     (in thousands)
Reinsurance recoverables                  $              - $            7,510
Deferred policy acquisition costs                        -             (4,165)
Other liabilities (reinsurance payables)                 -                247

Reinsurance amounts included in the Company's Consolidated Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, are as follows:

                                                                             2012            2011             2010
                                                                        -------------- ---------------- ----------------
                                                                                         (in thousands)

Premiums                                                                $        1,622 $        (3,190) $        (3,497)
Policyholders' benefits                                                        (5,804)            2,926            2,683
Reinsurance expense allowances, net of capitalization and amortization           4,579              994            1,484

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Prudential Insurance

The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured. Effective July 1, 2011, the Company recaptured a portion of this reinsurance agreement related to its universal policies having effective dates prior to January 1, 2011. The Company now reinsures these risks with PAR U as discussed above. Effective July 1, 2012 the Company's wholly owned subsidiary, PLNJ, recaptured a portion of this agreement related to its universal life policies and now reinsures these risks with PAR U as discussed above. The Company is not relieved of its primary obligation to the policyholder as a result of these agreements.

Reinsurance amounts included in the Company's Consolidated Statements of Financial Position at December 31, were as follows:

                                                2012             2011
                                          ---------------- ----------------
                                                   (in thousands)
Reinsurance recoverables                  $        165,927 $        172,542
Other liabilities (reinsurance payables)            20,812           21,266

Reinsurance amounts included in the Company's Consolidated Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, are as follows:

                                                                              2012             2011             2010
                                                                        ---------------- ---------------- ----------------
                                                                                          (in thousands)

Premiums                                                                $       (15,137) $       (13,918) $       (17,991)
Policy charges and fee income                                                  (207,674)        (209,351)        (337,346)
Policyholders' benefits                                                          223,052          226,159          385,910
Reinsurance expense allowances, net of capitalization and amortization          (90,123)         (83,462)         (87,060)

The Company has reinsured a group annuity contract with Prudential Insurance, in consideration for a single premium payment by the Company, providing reinsurance equal to 100% of all payments due under the contract. The Company is not relieved of its primary obligation to the policyholders as a result of this agreement.

Reinsurance amounts included in the Company's Consolidated Statements of Financial Position at December 31, were as follows:

                                2012             2011
                          ---------------- ----------------
                                   (in thousands)

Reinsurance recoverables  $          6,270 $          6,800

Reinsurance amounts included in the Company's Consolidated Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, are as follows:

                            2012        2011        2010
                         ----------- ----------- -----------
                                   (in thousands)

Policyholders' benefits  $     1,469 $     1,330 $     1,533

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Pruco Re

The Company uses reinsurance as part of its risk management and capital management strategies for certain of its optional living benefit features.

The following table provides information relating to fees ceded to Pruco Re under these agreements which are included in "Realized investment (losses) gains, net" on the Consolidated Statement of Operations and Comprehensive Income (Loss) for the years ended December 31, are as follows:

                                                                    2012           2011          2010
                                                               -------------- -------------- -------------
                                                                             (in thousands)
Pruco Reinsurance
  Effective August 20, 2012
   Highest Daily Lifetime Income 2.0 ("HDI2.0")                $        1,334 $            - $           -
   Spousal Highest Daily Lifetime Income 2.0 ("SHDI2.0")                  502              -             -
  Effective January 24, 2011
   Highest Daily Lifetime Income ("HDI") (1)                          123,961         31,639             -
   Spousal Highest Daily Lifetime Income ("SHDI") (1)                  50,419         11,940             -
  Effective beginning August 24, 2009
   Highest Daily Lifetime 6 Plus ("HD6+") (1)                         139,218        152,902        26,306
   Spousal Highest Daily Lifetime 6 Plus ("SHD6+") (1)                 66,268         67,754        11,951
  Effective June 30, 2009
   Highest Daily Lifetime 7 Plus ("HD7+")                              18,530         17,014        14,516
   Spousal Highest Daily Lifetime 7 Plus ("SHD7+")                      9,917          8,951         7,533
  Effective January 28, 2008
   Highest Daily Lifetime 7 ("HD7")                                    11,546         11,007        10,343
   Spousal Highest Daily Lifetime 7 ("SHD7")                            2,829          2,660         2,482
  Effective March 15, 2010
   Guaranteed Return Option Plus II ("GRO+ II")                         3,830          3,595           812
  Effective January 28, 2008
   Highest Daily Guaranteed Return Option (" HD GRO")                     617            609           610
   Highest Daily Guaranteed Return Option II ("HD GRO II" )             3,111          2,885           820
  Effective Since 2006
   Highest Daily Lifetime Five ("HDLT5")                                4,481          4,690         4,795
   Spousal Lifetime Five ("SLT5")                                       2,324          2,398         2,298
  Effective Since 2005
   Lifetime Five ("LT5") (2)                                           14,898         15,461        15,011
                                                               -------------- -------------- -------------
Total Pruco Reinsurance                                        $      453,785 $      333,505 $      97,477
                                                               -------------- -------------- -------------

(1)Effective October 1, 2011, PLNJ entered into a coinsurance agreement with Pruco Re providing for the 100% reinsurance of this rider.
(2)Effective August 1, 2007, the Company amended this coinsurance agreement to include the reinsurance of business sold prior to May 6, 2005 that was previously reinsured to Prudential Insurance.

The Company's reinsurance recoverables related to the above product reinsurance agreements were $1,288 million and $869 million as of December 31, 2012 and 2011, respectively. The assets are reflected in "Reinsurance recoverables" in the Company's Consolidated Statements of Financial Position. Realized gains (losses) were ($35) million, $908 million and ($479) million for the years ended December 31, 2012, 2011 and 2010, respectively. Changes in realized gains (losses) for the year ended December 31, 2012, 2011 and 2010 periods were primarily due to changes in market conditions in each respective period.

Taiwan branch reinsurance agreement

On January 31, 2001, the Company transferred all of its assets and liabilities associated with its Taiwan branch, including its Taiwan insurance book of business, to an affiliate, Prudential of Taiwan.

The mechanism used to transfer this block of business in Taiwan is referred to as a "full acquisition and assumption" transaction. Under this mechanism, the Company is jointly liable with Prudential of Taiwan for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet-matured obligations. Prudential of Taiwan is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company.

The transfer of the insurance related assets and liabilities was accounted for as a long-duration coinsurance transaction under accounting principles generally accepted in the United States. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. These assets and liabilities are denominated in US dollars.

Affiliated premiums ceded from the Taiwan coinsurance agreement were $76 million, $74 million and $87 million for the years ended December 31, 2012, 2011 and 2010, respectively. Affiliated benefits ceded were $28 million, $22 million and $23 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Reinsurance recoverables related to the Taiwan coinsurance agreement were $1,116 million and $984 million at December 31, 2012 and December 31, 2011, respectively.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Deferred Policy Acquisition Costs Ceded to Term Reinsurance Affiliates

In 2009 when implementing a revision to the reinsurance treaties with PARCC, PAR TERM and PAR III, modifications were made affecting premiums. The related impact on the deferral of ceded reinsurance expense allowance did not reflect this change resulting in the understatement of deferred reinsurance expense allowances. During the second quarter of 2011, the Company recorded the correction, charging $13 million to net DAC amortization which represented the cumulative impact of this change. These adjustments are not material to any previously reported quarterly or annual financial statements.

Affiliated Asset Administration Fee Income

The Company participates in a revenue sharing agreement with AST Investment Services, Inc., formerly known as American Skandia Investment Services, Inc, whereby the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust, formerly known as American Skandia Trust. Income received from AST Investment Services, Inc. related to this agreement was $227 million, $153 million and $51 million for the years ended December 31, 2012, 2011 and 2010, respectively. These revenues are recorded as "Asset administration fees" in the Consolidated Statements of Operations and Comprehensive Income (Loss).

The Company participates in a revenue sharing agreement with Prudential Investments LLC, whereby the Company receives fee income from policyholders' account balances invested in The Prudential Series Fund ("PSF"). Income received from Prudential Investments LLC, related to this agreement was $11 million, $11 million and $10 million for the years ended December 31, 2012, 2011 and 2010, respectively. These revenues are recorded as "Asset administration fees" in the Consolidated Statements of Operations and Comprehensive Income (Loss).

Affiliated Investment Management Expenses

In accordance with an agreement with Prudential Investment Management, Inc. ("PIMI"), the Company pays investment management expenses to PIMI who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PIMI related to this agreement was $14.1 million, $13.9 million and $12.4 million for the years ended December 31, 2012, 2011 and 2010, respectively. These expenses are recorded as "Net Investment Income" in the Statements of Operations and Comprehensive Income (Loss).

Affiliated Asset Transfers

The Company buys and sells assets to and from affiliated companies.

In December 2010, the Company purchased fixed maturity securities from affiliated companies, Prudential Annuities Life Assurance Corporation ("PALAC") and Pruco Re. The securities were purchased from PALAC, at a fair market value of $292 million, and were recorded net of OCI at an amortized cost of $257 million. The securities were purchased from Pruco Re, at a fair market value of $81 million, and were recorded net of OCI at an amortized cost of $76 million. The difference between fair market value and book value of these transfers was accounted for as a net decrease of $40 million to additional paid-in capital in 2010. During first quarter 2011, the Company recorded an out of period adjustment that reclassified the $40 million difference between book value and fair market value from additional paid-in capital to retained earnings. As part of this adjustment, a $14 million reduction to the deferred tax liability was recorded with an offset also reflected in retained earnings to record the tax effect of this activity. These adjustments were not material to any previously reported quarterly or annual financial statements.

In October 2011, the Company received fixed maturity securities from UPARC, an affiliated company, as consideration for the recapture of previously ceded business. The fair market value of the assets transferred to the Company was $350 million. The time elapsed between the effective date and the settlement date of the coinsurance agreement with PAR U resulted in a derivative gain of $37 million reflecting changes in market values of the consideration from the effective date through settlement date.

In October 2011, the Company transferred fixed maturity securities to PAR U, an affiliated company, as consideration for the coinsurance agreement with this affiliate. These securities had an amortized cost of $943 million and a fair market value of $1,006 million. The net difference between amortized cost and the fair value was $63 million and was recorded as a realized investment gain on the Company's financial statements. The time elapsed between the effective date and the settlement date of the coinsurance agreement with PAR U resulted in a derivative loss of $61 million reflecting changes in market values of the consideration from the effective date through settlement date.

In October 2011, the Company sold fixed maturity securities to PAR U, an affiliated company. These securities had an amortized cost of $84 million and a fair market value of $92 million. The net difference between amortized cost and fair market value was $8 million and was accounted for as a realized investment gain on the Company's financial statements.

In November 2011, the Company sold fixed maturity securities to its ultimate parent company, Prudential Financial, Inc. These securities had an amortized cost of $41 million and a fair market value of $45 million. The difference between amortized cost and fair market was accounted for as an increase of $3 million to additional paid-in capital, net of taxes in 2011.

In December 2011, the Company sold commercial loans to its parent company, Prudential Insurance. These loans had an amortized cost of $19 million and a fair market value of $21 million. The difference between amortized cost and fair market value was accounted for as an increase of $1 million to additional paid-in capital, net of taxes in 2011.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


In December 2011, the Company sold fixed maturity securities to PARCC, an affiliated company. These securities had an amortized cost of $36 million and a fair market value of $38 million. The net difference between amortized cost and fair value was $2 million and was accounted for as a realized investment gain on the Company's financial statements.

In April 2012, the Company purchased fixed maturity securities from its parent company, Prudential Insurance. These securities had an amortized cost of $2 million and a fair market value of $3 million. The difference between amortized cost and fair market value was accounted for as a decrease of less than $1 million to additional paid-in capital, net of taxes in 2012.

In April 2012, the Company purchased fixed maturity securities from its ultimate parent company, Prudential Financial, Inc. These securities had an amortized cost of $25 million and fair market value of $28 million. The difference between amortized cost and fair market value was accounted for as a decrease of $2 million to additional paid-in capital, net of taxes, in 2012.

In June 2012, the Company purchased fixed maturity securities from its parent company, Prudential Insurance. These securities had an amortized cost of $74 million and a fair market value of $91 million. The difference between amortized cost and fair market value was accounted for as a decrease of $11 million to additional paid-in capital, net of taxes in 2012.

In September 2012, the Company's wholly owned subsidiary, PLNJ, transferred fixed maturity securities and commercial mortgage loans to PAR U, an affiliated company, as consideration for the coinsurance agreement with this affiliate. These investments had an amortized cost of $142 million and a fair market value of $156 million. The net difference between amortized cost and the fair value was $14 million and was recorded as a realized investment gain on the Company's financial statements. The time elapsed between the effective date and the settlement date of the coinsurance agreement with PAR U resulted in a derivative loss of $5 million reflecting changes in market values of the consideration from the effective date through settlement date.

In September 2012, the Company's wholly owned subsidiary, PLNJ, transferred fixed maturity securities to its ultimate parent company, Prudential Financial, Inc. These securities had an amortized cost of $41 million and a fair market value of $46 million. The difference between amortized cost and fair market was accounted for as an increase of $3 million to additional paid-in capital, net of taxes in 2012.

In November 2012, the Company purchased fixed maturity securities from its parent company, Prudential Insurance. These securities had an amortized cost of $102 million and a fair market value of $110 million. The net difference between amortized cost and fair market value was accounted for as a decrease of $5 million to additional paid-in capital, net of taxes in 2012.

In November 2012, the Company purchased fixed maturity securities from its ultimate parent company, Prudential Financial, Inc. These securities had an amortized cost of $12 million and a fair market value of $12 million. The net difference between amortized cost and fair market value was accounted for as a decrease of less than $1 million to additional paid-in capital, net of taxes in 2012.

In December 2012, the Company purchased fixed maturity securities and commercial mortgage loans from its parent company, Prudential Insurance. These securities had an amortized cost of $56 million and fair market value of $59 million. The difference between amortized cost and fair market value was accounted for as a decrease of $2 million to additional paid-in capital, net of taxes, in 2012.

Debt Agreements

The Company is authorized to borrow funds up to $2.2 billion from affiliates to meet its capital and other funding needs. As of December 31, 2012, the Company had $272 million of short-term debt outstanding, including $114 million with Prudential Financial and $158 million with Washington Street Investment. As of December 31, 2011, the Company had $129 million of short-term debt outstanding, including $114 million with Prudential Financial and $15 million with Prudential Funding, LLC. The Company had no short-term debt outstanding as of December 31, 2010. Total interest expense on short-term affiliated debt to the Company was $1.2 million, $0.5 million and $0.0 million for the years ended December 31, 2012, 2011 and 2010, respectively.

On December 20, 2010, the Company borrowed $650 million from Prudential Insurance. This loan has a fixed interest rate of 3.47% and matures on December 21, 2015. On December 20, 2012, $446 million of the $650 million loan was repaid with interest. The outstanding principal related to this loan was $204 million at December 31, 2012. Total interest expense on this affiliated debt was $22.1 million, $22.5 million and $0.7 million for the years ended December 31, 2012, 2011 and 2010, respectively.

On November 15, 2010, the Company borrowed $245 million from Prudential Financial. This loan has a fixed interest rate of 3.01% and matures on November 13, 2015. On December 15, 2011, the Company repaid $179 million to Prudential Financial as a partial repayment for the $245 million borrowing. The outstanding principal related to this loan was $66 million at December 31, 2012. Total interest expense on this affiliated debt was $2.0 million, $7.1 million and $0.9 million for the years ended December 31, 2012, 2011 and 2010, respectively.

On June 20, 2011, the Company entered into a series of five $50 million borrowings with Prudential Financial, totaling $250 million. The loans have fixed interest rates ranging from 1.08% to 3.17% and maturity dates staggered one year apart, from June 19, 2012 to June 19, 2016. On June 19, 2012 one of these borrowings became current and is now classified as short-term debt on The Consolidated Statements of Financial Position as of December 31, 2012. On
June 19, 2012 another of these $50 million borrowings was repaid. Total interest expense on this affiliated debt was $5.1 million and $2.8 million for the years ended December 31, 2012 and 2011, respectively.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


On December 15, 2011, the Company entered into a series of five $53 million borrowings and on December 16, 2011 five $11 million borrowings with Prudential Financial, totaling $320 million. The loans have fixed interest rates ranging from 2.08% to 3.61% and maturity dates staggered one year apart, from December 16, 2012 to December 16, 2016. On December 16, 2012 $53 million and $11 million of these borrowings became current and are now classified as short-term debt on The Consolidated Statements of Financial Position as of December 31, 2012. On December 17, 2012 $53 million and $11 million of these borrowings were repaid. Total interest expense on this affiliated debt was $9.3 million and $0.4 million for the years ended December 31, 2012 and 2011, respectively.

On June 20, 2012, the Company entered into a series of five $79 million borrowings with Washington Street Investment, totaling $395 million. The loans have fixed interest rates ranging from 1.15% to 3.02% and maturity dates staggered one year apart, from June 15, 2013 to June 15, 2017. Of these borrowings, $79 million is current and is classified as short-term debt on The Consolidated Statements of Financial Position as of December 31, 2012. Total interest expense on this affiliated debt was $4.7 million for the year ended December 31, 2012.

On December 17, 2012, the Company entered into a series of five $66 million borrowings and five $13 million borrowings with Washington Street Investment, totaling $395 million. The loans have fixed interest rates ranging from 0.95% to 1.87% and maturity dates staggered one year apart, from December 17, 2013 to December 17, 2017. Of these borrowings, $66 million and $13 million are current and are classified as short-term debt on The Consolidated Statements of Financial Position as of December 31, 2012. The total interest expense on this affiliated debt was $0.2 million for the year ended December 31, 2012.

On December 20, 2012, the Company borrowed $267 million from Prudential Financial. The loan has a fixed interest rate of 1.37% and matures on December 15, 2015. The total interest expense on this affiliated debt was $0.1 million for the year ended December 31, 2012.

Derivative Trades

In the ordinary course of business, the Company enters into over-the-counter ("OTC") derivative contracts with an affiliate, Prudential Global Funding, LLC. For these OTC derivative contracts, Prudential Global Funding, LLC has a substantially equal and offsetting position with external counterparties.

14.  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The unaudited quarterly results of operations for the years ended December 31, 2012 and 2011 are summarized in the table below:

                                                     March 31     June 30    September 30 December 31
                                                   ---------------------------------------------------
                                                                     (in thousands)

2012
Total revenues                                     $    498,074 $    561,203 $    540,685 $    624,315
Total benefits and expenses                           (140,737)    1,054,097      181,818      263,722
Income (loss) from operations before income taxes       638,811    (492,894)      358,867      360,593
Net income (loss)                                  $    461,304 $  (353,363) $    315,599 $    260,797
                                                   ============ ============ ============ ============

2011
Total revenues                                     $    478,756 $    493,845 $    639,641 $    519,442
Total benefits and expenses                             383,055      465,288    1,371,790      265,750
Income (loss) from operations before income taxes        95,701       28,557    (732,149)      253,692
Net income (loss)                                  $     76,041 $     23,805 $  (434,310) $    201,721
                                                   ============ ============ ============ ============

The quarterly historical information presented in the table above has been revised to reflect the impact of the retrospective adoption of the amended guidance related to the deferral of acquisition costs.

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of Pruco Life Insurance Company:

In our opinion, the accompanying consolidated statements of financial position and the related consolidated statements of operations and comprehensive income, of equity and of cash flows present fairly, in all material respects, the financial position of Pruco Life Insurance Company (a wholly owned subsidiary of The Prudential Insurance Company of America) and its subsidiaries at December 31, 2012 and December 31, 2011, and the results of their operations and their cash flows for each of the three years in the period ended
December 31, 2012 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 of the consolidated financial statements, the Company changed the manner in which it accounts for the costs associated with acquiring or renewing insurance contracts and the presentation of comprehensive income. Further, as described in Note 13 of the consolidated financial statements, the Company has entered into extensive transactions with affiliated entities.

/s/ PRICEWATERHOUSECOOPERS LLP

New York, New York
March 15, 2013

                                    PART C

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)FINANCIAL STATEMENTS

(1) Financial Statements of the Subaccounts of Pruco Life Flexible Premium Variable Annuity Account (Registrant) consisting of the Statement of Net Assets as of December 31, 2012; the Statement of Operations for the period ended December 31, 2012; the Statements of Changes in Net Assets for the periods ended December 31, 2012 and December 31, 2011; and the Notes relating thereto appear in the statement of additional information. (Part B of the Registration Statement).

(2) Consolidated Statements of Pruco Life Insurance Company (Depositor) and its subsidiaries consisting of the Consolidated Statements of Financial Position as of December 31, 2012 and 2011; and the related Consolidated Statements of Operations, Changes in Stockholder's Equity and Cash Flows for the years ended December 31, 2012, 2011, and 2010; and the Notes to the Consolidated Financial Statements appear in the Statement of Additional Information (Part B of the Registration Statement).

(b) Exhibits are attached as indicated (all previously filed exhibits, as noted below, are incorporated herein by reference).

(1) Resolution of the Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Flexible Premium Variable Annuity
        Account. (Note 2)

(2)     Agreements for custody of securities and similar investments--Not
        Applicable.

(3) (a) Specimen Selected Broker Agreement used by PIMS. (Note 3)

    (b) Distribution and Underwriting Agreement between Prudential Annuities
        Distributors, Inc. "PAD" (Underwriter) and Pruco Life Insurance
        Company (Depositor). (Note 16)

(4) (a) The Prudential Premier Variable Annuity B Series, L Series and X
        Series certificate issued under group annuity contract (including schedule pages for each Series). (Note 1)

    (b) The Prudential Premier Variable Annuity B Series, L Series and X
        Series individual annuity contract (including schedule pages for each Series). (Note 1)

    (c) Guaranteed Minimum Income Benefit Rider. (Note 1)

    (d) Guaranteed Minimum Income Benefit Schedule Supplement. (Note 1)

    (e) Periodic Value Death Benefit Rider. (Note 1)

    (f) Periodic Value Death Benefit Schedule Supplement. (Note 1)

    (g) Combination Roll-up Value and Periodic Value Death Benefit Rider.
        (Note 1)

    (h) Combination Roll-up Value Death Benefit Schedule Supplement. (Note 1)

    (i) Guaranteed Minimum Payments Benefit Rider. (Note 1)

    (j) Guaranteed Minimum Payments Benefit Schedule Supplement. (Note 1)

    (k) Enhanced Dollar Cost Averaging Rider. (Note 1)

    (l) Enhanced Dollar Cost Averaging Schedule Supplement. (Note 1)

    (m) Longevity Credit Rider. (Note 1)

    (n) Individual Retirement Annuity Endorsement. (Note 1)

    (o) Roth Individual Retirement Annuity Endorsement. (Note 1)

    (p) 403(b) Annuity Endorsement. (Note 1)

    (q) Medically Related Surrender Provision Endorsement. (Note 1)

    (r) Endorsement Rider: Joint and Survivor Guaranteed Minimum Payments
        Benefit (Spousal Lifetime Five) (Note 12)

    (s) Highest Daily lifetime Five Benefit Rider (Enhanced) (Note 14)

    (t) (Highest Daily Lifetime Five Schedule Supplement) (Note 15)

    (u) Highest Daily Lifetime Seven Benefit Rider (Note 16)

    (v) Rider for Highest Daily Lifetime Seven with Beneficiary Income Option
        (Note 18)

    (w) Rider for Highest Daily Lifetime Seven with Lifetime Income
        Accelerator (Note 18)

    (x) Schedule Supplement for Highest Daily Lifetime Seven with Beneficiary
        Income Option (Note 18)

    (y) Schedule Supplement for Highest Daily Lifetime Seven with Lifetime
        Income Accelerator (Note 18)

    (z) Highest Daily Lifetime 7 Plus Benefit Rider. (Note 19)

   (aa) Schedule Supplement for Highest Daily Lifetime 7 Plus. (Note 19)

   (ab) Highest Daily Lifetime Seven Benefit Schedule Supplement. (Note 19)

   (ac) Highest Daily Lifetime Five Benefit Schedule Supplement. (Note 19)

   (ad) Beneficiary Annuity Endorsement. (Note 19)

   (ae) Beneficiary Individual Retirement Annuity Endorsement. (Note 19)

   (af) Beneficiary Roth Individual Retirement Annuity Endorsement. (Note 19)

   (ag) Highest Daily Lifetime 7 Plus with Beneficiary Income Option Benefit
        Rider. (Note 19)

   (ah) Highest Daily Lifetime 7 Plus with Beneficiary Income Option Schedule
        Supplement. (Note 19)

   (ai) Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator
        Benefit Rider. (Note 19)

   (aj) Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator
        Schedule Supplement. (Note 19)

   (ak) Highest Daily Lifetime 6 Plus schedule (SCH-HD6-8/09) (Note 20)

   (al) Highest Daily Lifetime 6 Plus Rider (RID-HD6-8/09) (Note 20)

   (am) Highest Daily Lifetime 6 Plus W/LIA Benefit Schedule
        (SCH-HD6-LIA-8/09) (Note 20)

   (an) Highest Daily Lifetime 6 Plus W/LIA Benefit Rider (RID-HD6-LIA-8/09)
        (Note 20)

   (ao) Highest Daily GRO II Benefit rider (RID-HD GRO-11/09) (Note 21)

   (ap) Highest Daily GRO II Benefit Schedule (SCH-HD GRO-11/09) (Note 21)

   (aq) Highest Daily GRO CAP Benefit Schedule (SCH-HDGROCAP-11/09) (Note 21)

   (ar) Form of Highest Daily GRO II Benefit Schedule Supplement
        (P-SCH-HDGRO(11/09)((8/10)) (Note 23)

   (as) Form of Highest Daily GRO Benefit Schedule Supplement
        (P-SCH-HDGROCAP(11-09)(8/10)) (Note 23)

   (at) Amendatory Tax Endorsement. (Note 27)

(5) (a) Application form for the Contract. (Note 13)

(6) (a) Articles of Incorporation of Pruco Life Insurance Company, as amended through October 19, 1993. (Note 4)

    (b) By-laws of Pruco Life Insurance Company, as amended through May 6,
        1997. (Note 5)

(7)     Contract of reinsurance in connection with variable annuity contracts:

    (a) Coinsurance Agreement for LT5WB. (Note 1)

    (b) Coinsurance Agreement for SLT5. (Note 13)

    (c) Coinsurance Agreement for HDLT5. (Note 15)

    (d) Amendment 1 to Coinsurance Agreement for LT5WB. (Note 22)

    (e) Amendment 1 to Coinsurance Agreement for HDLT5. (Note 22)

    (f) Amendment 2 to Coinsurance Agreement for HDLT5. (Note 22)

    (g) Coinsurance Agreement for HD6+. Filed (Note 22)

    (h) Coinsurance Agreement for HD7+. Filed (Note 22)

    (i) Coinsurance Agreement for HD7. Filed (Note 22)

    (j) Coinsurance Agreement for HD GRO. (Note 22)

    (k) Amendment 1 to Coinsurance Agreement for HD GRO. (Note 22)

(8) Other material contracts performed in whole or in part after the date the registration statement is filed:

        (a)Copy of Fund Participation Agreement. (Note 6)

        (b)Copy of Rule 22C-2 Agreement. (Note 16)

        (c)Amendment to Fund Participation Agreement (Note 27)

(9)       Opinion of Counsel. (Note 22)

(10)      Written Consent of Independent Registered Public Accounting Firm.
          (Note 28)

(11)      All financial statements omitted from Item 23, Financial
          Statements--Not Applicable.

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

(13)      Powers of Attorney.

    (a)   Bernard J. Jacob (Note 17)

    (b)   Robert F. O'Donnell (Note 25)

    (c)   Kent D. Sluyter (Note 26)

    (d)   Richard F. Lambert (Note 26)

    (e)   Yanela C. Frias (Note 26)

    (f)   John Chieffo and Kenneth Y. Tanji (Note 27)

(Note 1) Incorporated by reference to Form N-4, Registration No. 333-130989, filed January 12, 2006 on behalf of the Pruco life Flexible Premium
          Variable Annuity Account.

(Note 2) Incorporated by reference to Form N-4, Registration No. 033-61125, filed July 19, 1995 on behalf of the Pruco Life Flexible Premium
          Variable Annuity Account.

(Note 3)  Incorporated by reference to Post-Effective Amendment No. 6 to Form
          N-4, Registration No.333-06701, filed April 15, 1999 on behalf of the
          Pruco Life Flexible Premium Variable Annuity Account.

(Note 4) Incorporated by reference to the initial registration on Form S-6, Registration No. 333-07451, filed July 2, 1996, on behalf of the
          Pruco Life Variable Appreciable Account.

(Note 5) Incorporated by reference to Form 10-Q as filed August 15, 1997, on behalf of Pruco Life Insurance Company.

(Note 6) Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium
          Variable Annuity Account.

(Note 7) Incorporated by reference to the initial registration on Form N-4, Registration No. 333-37728, filed May 24, 2000 on behalf of the Pruco
          Life Flexible Premium Variable Annuity Account.

(Note 8)  Incorporated by reference to Post-Effective Amendment No. 2 to Form
          S-6, Registration No. 333-07451, filed June 25, 1997 on behalf of the
          Pruco Life Variable Appreciable Account.

(Note 9) Incorporated by reference to Form S-6, Registration No. 333-49332, filed November 3, 2000 on behalf of the Pruco Life Variable Universal
          Account.

(Note 10) Incorporated by reference to Post-Effective Amendment No. 39, Form
          N-4 to Registration No. 333-37728, filed November 14, 2003 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 11) Incorporated by reference to Post-Effective Amendment No. 14, Form
          N-4, Registration No.: 333-37728, filed November 15, 2004 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 12) Incorporated by reference to Post-Effective Amendment No. 9, Form
          N-4, Registration No.: 333-75702, filed December 9, 2005 on behalf of
          Pruco Life Flexible Premium Variable Annuity Account.

(Note 13) Incorporated by reference to Pre-Effective Amendment No. 1, Form N-4,
          Registration No. 333-130989, filed April 14, 2006 on behalf of Pruco
          Life Flexible Premium Variable Annuity Account.

(Note 14) Incorporated by reference to Post-Effective Amendment No. 1, Form
          N-4, Registration No. 333-130989, filed October 6, 2006 on behalf of
          Pruco Life Flexible Premium Variable Annuity Account.

(Note 15) Incorporated by reference to Post-Effective Amendment No. 18 to Form
          N-4, Registration No. 333-75702 on behalf of Pruco Life Flexible
          Premium Variable Annuity Account.

(Note 16) Incorporated by reference to Post-Effective Amendment No. 9, Form
          N-4, Registration No. 333-130989, filed December 18, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 17) Incorporated by reference to Post-Effective Amendment No. 10, Form
          N-4, Registration No. 333-130989, filed April 15, 2008 on behalf of
          Pruco Life Flexible Premium Variable Annuity Account.

(Note 18) Incorporated by reference to Post-Effective Amendment No. 14 to
          Registration No. 333-130989, filed October 31, 2008 on behalf of
          Pruco Life Flexible Premium Variable Annuity Account.

(Note 19) Incorporated by reference to Post-Effective Amendment No. 17 to
          Registration No. 333-130989, filed January 28, 2009 on behalf of
          Pruco Life Flexible Premium Variable Annuity Account.

(Note 20) Incorporated by reference to Post-Effective Amendment No. 21, Form
          N-4, Registration No. 333-130989, filed June 1, 2009 on behalf of
          Pruco Life Flexible Premium Variable Annuity Account.

(Note 21) Incorporated by reference to Post-Effective Amendment No. 23 to Form
          N-4, Registration No. 333-130989, filed August 27, 2009 on behalf of
          Pruco Life Flexible Premium Variable Annuity Account.

(Note 22) Incorporated by reference to Post-Effective Amendment No. 25 to Form
          N-4, Registration No. 333-130989, filed April 16, 2010 on behalf of
          Pruco Life Flexible Premium Variable Annuity Account.

(Note 23) Incorporated by reference to Post-Effective Amendment No. 26 to Form
          N-4, Registration No. 333-130989, filed July 1, 2010 on behalf of
          Pruco Life Flexible Premium Variable Annuity Account.

(Note 24) Incorporated by reference to Post-Effective Amendment No.30, Form
          N-4, Registration No. 333-130989, filed December 8, 2011 on behalf of
          Pruco Life Flexible Premium Variable Annuity Account.

(Note 25) Incorporated by reference to Post-Effective No. 32, Form N-4,
          Registration No. 333-130989 filed July 24, 2012 on behalf of Pruco
          Life Flexible Premium Variable Annuity Account.

(Note 26) Incorporated by reference to Post-Effective No. 36, Form N-4,
          Registration No. 333-130989 filed February 13, 2013 on behalf of
          Pruco Life Flexible Premium Variable Annuity Account.

(Note 27) Incorporated by reference to Post-Effective Amendment No. 36 to
          Registration No. 333-130989 filed April 12, 2013 on behalf of Pruco
          Life Flexible Premium Variable Annuity Account.

(Note 28) Filed Herewith

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR (engaged directly or indirectly in Registrant's variable annuity business):

The directors and major officers of Pruco Life are listed below:


Name and Principal Business Address   Position and Offices with Depositor
-----------------------------------   ------------------------------------

John Chieffo                          Vice President and Director
213 Washington Street
Newark, New Jersey 07102-2917

Joseph D. Emanuel                     Vice President, Chief Legal Officer,
One Corporate Drive                   and Secretary
Shelton, Connecticut 06484-6208

Yanela C. Frias                       Vice President, Director,
213 Washington Street                 Chief Accounting Officer, and
Newark, New Jersey 07102-2917         Chief Financial Officer

Sarah J. Hamid                        Senior Vice President, Chief
751 Broad Street                      Actuary, and Appointed Actuary
Newark, New Jersey 07102-3714

Bernard J. Jacob                      Director
751 Broad Street
Newark, New Jersey 07102-3714

Richard F. Lambert                    Director
751 Broad Street
Newark, New Jersey 07102-3714

James M. O'Connor                     Senior Vice President and Actuary
751 Broad Street
Newark, New Jersey 07102-3714

Robert F. O'Donnell                   Director, Chief Executive Officer,
One Corporate Drive                   and President
Shelton, Connecticut 06484-6208

Kent D. Sluyter                       Senior Vice President and Director
213 Washington Street
Newark, New Jersey 07102-2992

Kenneth Y. Tanji                      Director and Treasurer
751 Broad Street
Newark, New Jersey 07102-3714

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.

The subsidiaries of Prudential Financial Inc. ("PFI") are listed in the Exhibits to the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 22,2013, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).

ITEM 27. NUMBER OF CONTRACT OWNERS


As of October 31, 2013, there were 19,230 Qualified owners of the B series, 8,691 Non-Qualified owners of the B series, 16,472 Qualified owners of the L series, 9,328 Non-Qualified owners of the L series, and 28,741 Qualified owners of the X series, 11,170 Non-Qualified owners of the X series.


ITEM 28. INDEMNIFICATION

The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

Arizona, the state of organization of Pruco Life Insurance Company ("Pruco"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Pruco's By-law, Article VIII, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 3(ii) to its form 10-Q filed August 15, 1997.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Prudential Annuities Distributors, Inc. (PAD)

PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.

(b) Information concerning the Directors and Officers of PAD is set forth below:


                             POSITIONS AND OFFICES
NAME                           WITH UNDERWRITER
----                      ---------------------------
Timothy S. Cronin         Senior Vice President
One Corporate Drive
Shelton, Connecticut
06484-6208

Bruce Ferris              President and Chief
One Corporate Drive       Executive Officer and
Shelton, Connecticut      Director
06484-6208

Yanela C. Frias           Senior Vice President and
213 Washington Street     Director
Newark, New Jersey
07102-2917

Jacob M. Herschler        Senior Vice President and
One Corporate Drive       Director
Shelton, Connecticut
06484-6208

Patricia L. Kelley        Senior Vice President and
One Corporate Drive       Director
Shelton, Connecticut
06484-6208

Steven P. Marenakos       Senior Vice President and
One Corporate Drive       Director
Shelton, Connecticut
06484-6208

Yvonne Rocco              Senior Vice President
751 Broad Street
Newark, New Jersey
07102-3714

Adam Scaramella           Vice President, Secretary
2101 Welsh Road           and Chief Legal Officer
Dresher, Pennsylvania
19025-5001

Mark E. Sieb              Treasurer
751 Broad Street
Newark, New Jersey
07102-3714

Steven Weinreb            Chief Financial Officer and
3 Gateway Center          Controller
Newark, New Jersey
07102-4061

Michael B. McCauley       Vice President and Chief
One Corporate Drive       Compliance Officer
Shelton, Connecticut
06484-6208

Robert R. Costello        Vice President
2101 Welsh Road
Dresher, Pennsylvania
19025-5000

Andrew A. Morawiec        Vice President
One Corporate Drive
Shelton, Connecticut
06484-6208


                                    Net Underwriting Discounts Compensation on  Brokerage
Name of Principal Underwriter            and Commissions         Redemption    Commissions Compensation
-----------------------------       -------------------------- --------------- ----------- ------------
Prudential Annuities
  Distributions, Inc*..............       $1,125,057,236            $-0-          $-0-         $-0-

--------
* PAD did not retain any of these commissions

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by Section 31

(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.

ITEM 31. MANAGEMENT SERVICES

Summary of any contract not discussed in Part A or Part B of the registration statement under which management-related services are provided to the Registrant--Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on
November 28, 1988.

(e) Pruco Life hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 23/rd/ day of December 2013.


             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                  Registrant

                       By: Pruco Life Insurance Company
                                   Depositor

/s/ Robert F. O'Donnell
-------------------------
Robert F. O'Donnell
President and Chief
Executive Officer

                         PRUCO LIFE INSURANCE COMPANY
                                   Depositor

By:  /s/ Robert F. O'Donnell
     -------------------------
     Robert F. O'Donnell
     President and Chief
     Executive Officer

                                  SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.


Signature                               Title                          Date
---------             ------------------------------------------ ------------------
Robert F. O'Donnell*  Chief Executive Officer, President and     December 23, 2013
--------------------- Director
Robert F. O'Donnell

Yanela C. Frias*      Chief Financial Officer, Chief Accounting  December 23, 2013
--------------------- Officer, Vice President and Director
Yanela C. Frias

Kent D. Sluyter*      Director                                   December 23, 2013
---------------------
Kent D. Sluyter

Kenneth Y. Tanji*     Director                                   December 23, 2013
---------------------
Kenneth Y. Tanji

John Chieffo*         Director                                   December 23, 2013
---------------------
John Chieffo

Bernard J. Jacob*     Director                                   December 23, 2013
---------------------
Bernard J. Jacob

Richard F. Lambert*   Director                                   December 23, 2013
---------------------
Richard F. Lambert

By:/s/ Lynn K. Stone
---------------------
Lynn K. Stone


* Executed by Lynn K. Stone on behalf of those indicated pursuant to Power of Attorney.

                                   Exhibits



(b)(10)    Written Consent of Independent Registered Public Accounting Firm.